UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: April 1, 2005 - March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR with the Securities and Exchange Commission in two (2) counterparts due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession # 0001193125-06-126932) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR.

•	PIMCO Funds—Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds Total Return Funds—Institutional and Administrative Classes

•	PIMCO Funds Total Return Fund—A, B, and C Classes

•	PIMCO Funds Total Return Fund—Class D

•	PIMCO Funds—Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Funds—Institutional and Administrative Classes

•	PIMCO Funds—Real Return Strategy & IndexPLUS Funds—A, B, and C Classes

•	PIMCO Funds—Real Return Strategy & Equity-Related & Asset Allocation Funds—Class D

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

•	Private Account Portfolio Series

Annual Report	PIMCO Funds
MARCH 31, 2006

Municipal Bond Funds

Share Classes	NATIONAL SHORT DURATION
A C	PIMCO Short Duration Municipal
Income Fund

Share Classes	NATIONAL
A B C	PIMCO Municipal Bond Fund

Share Class	STATE-SPECIFIC
A	PIMCO California Intermediate
Municipal Bond Fund

PIMCO New York Municipal
Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Annual Report  |  03.31.06

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Annual Report for the PIMCO Funds for the fiscal year ended March 31, 2006. The PIMCO Funds continue to grow in terms of both assets and the types of funds offered. At the end of March, assets were approximately $200 billion.

During the fiscal year, the Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%. The Federal Reserve continued its rate tightening cycle, increasing the Fed Funds rate by quarter-of-a-percent increments from 2.75% to 4.75% over this period. The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%. While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board

PIMCO Funds

April 30, 2006

03.31.06  |  PIMCO Funds Annual Report  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. The oldest share class for each Fund is the Institutional share class, and the A, B and C shares (where available) were first offered in (month/year): PIMCO Municipal Bond (4/98), PIMCO California Intermediate Municipal Bond (10/99), PIMCO New York Municipal Bond (10/99), and PIMCO Short Duration Municipal Income (4/02). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C Shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: high yield risk, emerging markets risk, derivatives risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

4  PIMCO Funds Annual Report  |  03.31.06

Important Information (cont.)

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, PIMCO Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period from 10/01/05 to 03/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

03.31.06  |  PIMCO Funds Annual Report  5

A STATE-SPECIFIC TAX-EXEMPT BOND FUND	Ticker Symbol: Class A: PCMBX
PIMCO California Intermediate Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.81%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.26% and 1.95% respectively.

•	The return for the Lipper California Intermediate Municipal Debt Fund Average, which consists of California municipal funds with average maturities between five and ten years, was 2.45% for the one-year period ended March 31, 2006.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was positive for performance as municipal yields increased in shorter and intermediate maturities.

•	The Fund’s average credit quality was AA- at the end of the period similar to the benchmark’s average of AA2/AA3.

•	The Fund’s Class A SEC yield after fees at March 31, 2006 was 3.09%. The yield was 5.24% on a fully tax adjusted basis with a federal tax rate of 35% and effective CA state tax rate of 6.05% or 3.47% with a federal tax rate of 10% and effective CA state tax rate of 1.00%. Your tax adjusted yield may differ depending on your tax bracket.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies that benefit when longer term Treasuries lag municipals added to performance.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as spreads to like-duration AAA yields narrowed. Yield premiums tightened over the quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (08/31/99)
PIMCO CA Intermediate Municipal Bond Fund Class A	2.25%	3.20%	—	4.40%
PIMCO CA Intermediate Municipal Bond Fund Class A (adjusted)	-0.82%	2.57%	—	3.92%
Lehman Brothers California Intermediate Municipal Bond Index	2.81%	4.52%	—	5.21%
Lipper California Intermediate Municipal Debt Fund Average	2.45%	3.67%	—	4.55%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class A	Class A
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,007.50	$1,020.84
Expenses Paid During Period	$4.10	$4.13

Expenses are equal to the expense ratio of 0.82% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO CA Intermediate Muni Bond A	Lehman Brothers California Intermediate Municipal Bond Index
08/31/1999	9,700	10,000
09/30/1999	9,766	10,064
10/31/1999	9,691	9,998
11/30/1999	9,770	10,080
12/31/1999	9,724	9,988
01/31/2000	9,753	10,044
02/29/2000	9,813	10,099
03/31/2000	9,986	10,248
04/30/2000	9,959	10,169
05/31/2000	10,003	10,197
06/30/2000	10,189	10,427
07/31/2000	10,320	10,569
08/31/2000	10,466	10,734
09/30/2000	10,431	10,672
10/31/2000	10,495	10,735
11/30/2000	10,543	10,783
12/31/2000	10,716	10,956
01/31/2001	10,888	11,151
02/28/2001	10,904	11,148
03/31/2001	11,004	11,199
04/30/2001	10,825	10,995
05/31/2001	11,010	11,187
06/30/2001	11,072	11,252
07/31/2001	11,203	11,436
08/31/2001	11,426	11,647
09/30/2001	11,412	11,614
10/31/2001	11,467	11,746
11/30/2001	11,415	11,613
12/31/2001	11,323	11,491
01/31/2002	11,479	11,726
02/28/2002	11,578	11,865
03/31/2002	11,417	11,580
04/30/2002	11,597	11,840
05/31/2002	11,690	11,956
06/30/2002	11,764	12,064
07/31/2002	11,809	12,209
08/31/2002	11,869	12,384
09/30/2002	12,074	12,671
10/31/2002	11,860	12,342
11/30/2002	11,865	12,345
12/31/2002	12,007	12,565
01/31/2003	11,941	12,494
02/28/2003	12,035	12,673
03/31/2003	12,002	12,688
04/30/2003	11,996	12,766
05/31/2003	12,162	13,058
06/30/2003	12,115	12,959
07/31/2003	11,806	12,514
08/31/2003	11,818	12,647
09/30/2003	12,090	13,043
10/31/2003	12,105	12,960
11/30/2003	12,245	13,039
12/31/2003	12,334	13,138
01/31/2004	12,375	13,226
02/29/2004	12,524	13,441
03/31/2004	12,450	13,369
04/30/2004	12,231	13,034
05/31/2004	12,145	13,026
06/30/2004	12,218	13,119
07/31/2004	12,321	13,245
08/31/2004	12,471	13,516
09/30/2004	12,497	13,555
10/31/2004	12,562	13,664
11/30/2004	12,549	13,567
12/31/2004	12,629	13,705
01/31/2005	12,658	13,796
02/28/2005	12,656	13,695
03/31/2005	12,596	13,586
04/30/2005	12,710	13,816
05/31/2005	12,697	13,869
06/30/2005	12,748	13,934
07/31/2005	12,733	13,831
08/31/2005	12,822	13,978
09/30/2005	12,785	13,909
10/31/2005	12,716	13,819
11/30/2005	12,767	13,889
12/31/2005	12,848	13,965
01/31/2006	12,896	14,012
02/28/2006	12,944	14,069
03/31/2006	12,880	13,968

Regional Breakdown*

California	85.3%
Puerto Rico	6.7%
Virgin Islands	4.2%
Other	3.8%

*	% of Total Investments as of March 31, 2006

6  PIMCO Funds Annual Report  |  03.31.06

A NATIONAL TAX-EXEMPT BOND FUND	Ticker Symbols: Class A: PMLAX Class B: PMLBX Class C: PMLCX
PIMCO Municipal Bond Fund

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.81%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.26% and 1.95% respectively.

•	The return for the Lipper General Municipal Debt Fund Average, consisting of national municipal funds with average maturities of ten years or greater, was 3.48% for the twelve-month period ended March 31, 2006.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was positive for performance as municipal yields increased in shorter and intermediate maturities.

•	The Fund’s average credit quality was AA+ at the end of the period versus the benchmark’s average of AA1/AA2.

•	The Fund’s Class A SEC yield after fees at March 31, 2006, was 3.23%. The yield was 4.97% on a fully tax adjusted basis with a federal tax rate 35% or 3.59% with a federal tax rate of 10%. Your tax adjusted yield may differ depending on your tax bracket.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies that benefit when longer term Treasuries lag municipals added to performance.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as spreads to like-duration AAA yields narrowed. Yield premiums tightened over the quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (12/31/97)
PIMCO Municipal Bond Fund Class A	3.94%	4.60%	—	4.56%
PIMCO Municipal Bond Fund Class A (adjusted)	0.82%	3.97%	—	4.17%
PIMCO Municipal Bond Fund Class B	3.17%	3.82%	—	3.89%
PIMCO Municipal Bond Fund Class B (adjusted)	-1.83%	3.48%	—	3.89%
PIMCO Municipal Bond Fund Class C (adjusted)	2.42%	4.08%	—	4.04%
Lehman Brothers General Municipal Bond Index	3.81%	5.18%	—	5.31%
Lipper General Municipal Debt Fund Average	3.48%	4.44%	—	4.30%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,014.77	$1,011.01	$1,012.26	$1,020.82	$1,017.08	$1,018.33
Expenses Paid During Period	$4.14	$7.89	$6.64	$4.16	$7.92	$6.66

For each class of the Fund, expenses are equal to the expense ratio for the class (0.82% for Class A, 1.57% for Class B, 1.32% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	PIMCO Municipal Bond A	PIMCO Municipal Bond B	PIMCO Municipal Bond C	Lehman Brothers General Municipal Bond Index
12/31/1997	9,700	10,000	10,000	10,000
01/31/1998	9,812	10,108	10,110	10,103
02/28/1998	9,763	10,052	10,056	10,106
03/31/1998	9,768	10,051	10,057	10,115
04/30/1998	9,700	9,976	9,984	10,070
05/31/1998	9,890	10,164	10,174	10,229
06/30/1998	9,921	10,188	10,201	10,269
07/31/1998	9,928	10,189	10,205	10,295
08/31/1998	10,109	10,369	10,388	10,454
09/30/1998	10,242	10,499	10,520	10,584
10/31/1998	10,218	10,467	10,491	10,584
11/30/1998	10,242	10,485	10,511	10,621
12/31/1998	10,251	10,487	10,516	10,648
01/31/1999	10,384	10,617	10,648	10,775
02/28/1999	10,316	10,541	10,572	10,728
03/31/1999	10,322	10,541	10,575	10,742
04/30/1999	10,338	10,551	10,587	10,769
05/31/1999	10,260	10,465	10,503	10,707
06/30/1999	10,070	10,264	10,303	10,553
07/31/1999	10,088	10,275	10,316	10,591
08/31/1999	9,979	10,158	10,201	10,506
09/30/1999	9,963	10,136	10,180	10,511
10/31/1999	9,833	9,997	10,043	10,397
11/30/1999	9,932	10,092	10,140	10,507
12/31/1999	9,837	9,988	10,039	10,429
01/31/2000	9,778	9,922	9,975	10,384
02/29/2000	9,878	10,018	10,074	10,504
03/31/2000	10,101	10,237	10,295	10,734
04/30/2000	10,049	10,178	10,239	10,670
05/31/2000	10,002	10,124	10,186	10,615
06/30/2000	10,227	10,345	10,411	10,896
07/31/2000	10,351	10,464	10,533	11,048
08/31/2000	10,512	10,621	10,693	11,218
09/30/2000	10,503	10,605	10,679	11,160
10/31/2000	10,599	10,697	10,773	11,281
11/30/2000	10,572	10,662	10,741	11,367
12/31/2000	10,812	10,898	10,981	11,648
01/31/2001	10,908	10,988	11,074	11,763
02/28/2001	11,067	11,141	11,231	11,800
03/31/2001	11,187	11,253	11,347	11,906
04/30/2001	11,036	11,095	11,189	11,777
05/31/2001	11,248	11,300	11,400	11,904
06/30/2001	11,358	11,404	11,507	11,984
07/31/2001	11,550	11,589	11,695	12,161
08/31/2001	11,814	11,846	11,957	12,361
09/30/2001	11,670	11,696	11,807	12,320
10/31/2001	11,734	11,753	11,867	12,467
11/30/2001	11,699	11,709	11,825	12,362
12/31/2001	11,609	11,612	11,730	12,245
01/31/2002	11,861	11,856	11,978	12,457
02/28/2002	12,086	12,074	12,201	12,607
03/31/2002	11,853	11,833	11,961	12,360
04/30/2002	12,084	12,056	12,189	12,602
05/31/2002	12,200	12,164	12,301	12,678
06/30/2002	12,323	12,279	12,421	12,812
07/31/2002	12,396	12,344	12,489	12,978
08/31/2002	12,415	12,354	12,503	13,133
09/30/2002	12,618	12,549	12,703	13,421
10/31/2002	12,372	12,297	12,450	13,198
11/30/2002	12,324	12,242	12,396	13,144
12/31/2002	12,527	12,435	12,595	13,421
01/31/2003	12,475	12,375	12,537	13,387
02/28/2003	12,611	12,503	12,668	13,574
03/31/2003	12,573	12,458	12,625	13,582
04/30/2003	12,623	12,500	12,671	13,672
05/31/2003	12,887	12,753	12,929	13,992
06/30/2003	12,838	12,697	12,875	13,933
07/31/2003	12,466	12,321	12,497	13,445
08/31/2003	12,529	12,375	12,554	13,545
09/30/2003	12,830	12,665	12,850	13,943
10/31/2003	12,862	12,687	12,876	13,873
11/30/2003	13,027	12,842	13,036	14,018
12/31/2003	13,144	12,950	13,148	14,134
01/31/2004	13,179	12,976	13,177	14,215
02/29/2004	13,360	13,146	13,352	14,429
03/31/2004	13,222	13,001	13,208	14,379
04/30/2004	13,008	12,783	12,988	14,038
05/31/2004	12,931	12,701	12,907	13,987
06/30/2004	12,964	12,724	12,934	14,038
07/31/2004	13,087	12,836	13,050	14,223
08/31/2004	13,271	13,008	13,229	14,508
09/30/2004	13,298	13,026	13,250	14,585
10/31/2004	13,366	13,085	13,312	14,710
11/30/2004	13,352	13,064	13,294	14,589
12/31/2004	13,475	13,175	13,411	14,767
01/31/2005	13,528	13,226	13,458	14,905
02/28/2005	13,536	13,234	13,460	14,856
03/31/2005	13,482	13,181	13,400	14,762
04/30/2005	13,640	13,336	13,550	14,995
05/31/2005	13,637	13,333	13,543	15,101
06/30/2005	13,728	13,422	13,628	15,195
07/31/2005	13,765	13,458	13,660	15,126
08/31/2005	13,845	13,537	13,734	15,278
09/30/2005	13,809	13,501	13,691	15,176
10/31/2005	13,767	13,460	13,644	15,083
11/30/2005	13,834	13,525	13,704	15,156
12/31/2005	13,945	13,634	13,809	15,286
01/31/2006	14,008	13,696	13,865	15,327
02/28/2006	14,075	13,762	13,927	15,430
03/31/2006	14,013	13,701	13,859	15,324

Regional Breakdown*

Texas	11.9%
Illinois	9.0%
New York	8.9%
New Jersey	8.2%
California	6.7%
Washington	4.9%
Tennessee	4.8%
Ohio	4.2%
Wisconsin	4.0%
Other	37.4%

*	% of Total Investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  7

A STATE-SPECIFIC TAX-EXEMPT BOND FUND	Ticker Symbol: Class A: PNYAX
PIMCO New York Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and New York income tax with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The return for the Lipper New York Municipal Debt Fund Average, consisting of New York municipal funds with average maturities of ten years or more, was 3.53% for the twelve-month period ended March 31, 2006.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was slightly positive for performance as municipal yields increased in shorter and intermediate maturities.

•	The Fund’s average credit quality was AAA at the end of the period similar to the benchmark’s average of AAA/AAA.

•	The Fund’s Class A SEC yield after fees at March 31, 2006 was 3.08%. The yield was 5.14% on a fully tax adjusted basis with a federal tax rate of 35.0% and effective NY state tax rate of 5.01% or 5.40% for a New York City resident with an effective tax rate of 7.90%. The yield was 3.58% on a fully tax adjusted basis with a federal tax rate of 10.0% and effective NY state tax rate of 4.00% or 3.71% for a New York City resident with an effective tax rate of 6.90%. Your tax adjusted yield may differ depending on your tax bracket.

•	The ten-year New York Insured maturity increased 0.15% while the 30-year maturity declined 0.09%.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	Municipal bonds within New York outperformed the broader national market for the period.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (08/31/99)
PIMCO NY Municipal Bond Fund Class A	3.08%	4.92%	—	5.84%
PIMCO NY Municipal Bond Fund Class A (adjusted)	-0.02%	4.28%	—	5.35%
Lehman Brothers New York Insured Municipal Bond Index	3.82%	5.44%	—	6.26%
Lipper New York Municipal Debt Fund Average	3.53%	4.44%	—	5.12%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class A	Class A
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,007.46	$1,020.82
Expenses Paid During Period	$4.10	$4.16

Expenses are equal to the expense ratio of 0.82% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	PIMCO NY Muni Bond A	Lehman Brothers New York Insured Municipal Bond Index
08/31/1999	9,700	10,000
09/30/1999	9,735	9,987
10/31/1999	9,655	9,848
11/30/1999	9,740	9,986
12/31/1999	9,701	9,883
01/31/2000	9,653	9,826
02/29/2000	9,712	9,973
03/31/2000	9,866	10,227
04/30/2000	9,807	10,129
05/31/2000	9,770	10,058
06/30/2000	10,006	10,385
07/31/2000	10,117	10,522
08/31/2000	10,321	10,708
09/30/2000	10,337	10,642
10/31/2000	10,461	10,777
11/30/2000	10,524	10,871
12/31/2000	10,731	11,212
01/31/2001	10,875	11,308
02/28/2001	10,952	11,318
03/31/2001	11,087	11,442
04/30/2001	10,998	11,329
05/31/2001	11,296	11,462
06/30/2001	11,385	11,527
07/31/2001	11,600	11,705
08/31/2001	11,897	11,901
09/30/2001	11,501	11,794
10/31/2001	11,589	11,951
11/30/2001	11,476	11,848
12/31/2001	11,408	11,724
01/31/2002	11,586	11,967
02/28/2002	11,830	12,131
03/31/2002	11,761	11,886
04/30/2002	12,010	12,139
05/31/2002	12,198	12,198
06/30/2002	12,334	12,330
07/31/2002	12,392	12,501
08/31/2002	12,426	12,677
09/30/2002	12,671	13,011
10/31/2002	12,517	12,807
11/30/2002	12,537	12,741
12/31/2002	12,682	13,036
01/31/2003	12,619	12,998
02/28/2003	12,719	13,191
03/31/2003	12,743	13,210
04/30/2003	12,783	13,340
05/31/2003	13,083	13,671
06/30/2003	13,067	13,591
07/31/2003	12,604	13,059
08/31/2003	12,735	13,175
09/30/2003	13,031	13,571
10/31/2003	13,005	13,494
11/30/2003	13,146	13,643
12/31/2003	13,252	13,764
01/31/2004	13,324	13,849
02/29/2004	13,514	14,062
03/31/2004	13,387	13,990
04/30/2004	13,125	13,642
05/31/2004	13,070	13,603
06/30/2004	13,102	13,641
07/31/2004	13,226	13,832
08/31/2004	13,423	14,102
09/30/2004	13,483	14,187
10/31/2004	13,557	14,322
11/30/2004	13,492	14,186
12/31/2004	13,693	14,374
01/31/2005	13,775	14,523
02/28/2005	13,730	14,465
03/31/2005	13,675	14,361
04/30/2005	13,850	14,598
05/31/2005	13,930	14,714
06/30/2005	14,017	14,811
07/31/2005	13,949	14,712
08/31/2005	14,076	14,869
09/30/2005	13,991	14,738
10/31/2005	13,899	14,647
11/30/2005	13,959	14,719
12/31/2005	14,065	14,868
01/31/2006	14,101	14,902
02/28/2006	14,187	15,033
03/31/2006	14,095	14,909

Regional Breakdown*

New York	85.4%
Puerto Rico	6.6%
Other	8.0%

*	% of Total Investments as of March 31, 2006

8  PIMCO Funds Annual Report  |  03.31.06

A NATIONAL SHORT DURATION TAX-EXEMPT BOND FUND	Ticker Symbols: Class A: PSDAX Class B: PMLBX Class C: PSDCX
PIMCO Short Duration Municipal Income Fund

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.81%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.26% and 1.95% respectively.

•	The return for the Lipper Short Municipal Debt Fund Average, consisting of national municipal funds with average maturities between one to five years, was 2.12% for the twelve-month period ended March 31, 2006.

•	The Fund’s effective duration was managed longer than its benchmark throughout the period, which was negative for performance as municipal yields increased in shorter and intermediate maturities.

•	The Fund’s average credit quality was AA at the end of the period similar to the benchmark’s average of AAA.

•	The Fund’s Class A SEC yield after fees at March 31, 2006 was 3.14%. The yield was 4.83% on a fully tax adjusted basis with a federal tax rate of 35% or 3.49% with a federal tax rate of 10%. Your tax adjusted yield may differ depending on your tax bracket.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies that benefit when longer term Treasuries lag municipals significantly added to performance.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as spreads to like-duration AAA yields narrowed. Yield premiums tightened over the quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class A	3.24%	2.23%	—	2.86%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	0.91%	1.77%	—	2.51%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	1.94%	1.83%	—	2.38%
Lehman Brothers 1-Year Municipal Bond Index	1.96%	2.44%	—	3.12%
Lipper Short Municipal Debt Fund Average	2.12%	2.38%	—	2.96%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,023.82	$1,022.29	$1,021.44	$1,019.94
Expenses Paid During Period	$3.54	$5.05	$3.53	$5.04

For each class of the Fund, expenses are equal to the expense ratio for the class (0.70% for Class A, 1.00% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	PIMCO Short- Duration Municipal Income A	PIMCO Short- Duration Municipal Income C	Lehman Brothers 1-Year Municipal Bond Index
08/31/1999	9,775	10,000	10,000
09/30/1999	9,801	10,021	10,034
10/31/1999	9,821	10,034	10,056
11/30/1999	9,849	10,057	10,087
12/31/1999	9,872	10,074	10,095
01/31/2000	9,909	10,105	10,133
02/29/2000	9,924	10,115	10,164
03/31/2000	9,966	10,151	10,208
04/30/2000	9,978	10,157	10,232
05/31/2000	9,993	10,166	10,249
06/30/2000	10,057	10,225	10,333
07/31/2000	10,107	10,269	10,391
08/31/2000	10,163	10,319	10,444
09/30/2000	10,210	10,361	10,467
10/31/2000	10,275	10,420	10,517
11/30/2000	10,300	10,439	10,556
12/31/2000	10,405	10,539	10,635
01/31/2001	10,458	10,586	10,761
02/28/2001	10,506	10,628	10,796
03/31/2001	10,544	10,660	10,852
04/30/2001	10,536	10,647	10,873
05/31/2001	10,599	10,703	10,949
06/30/2001	10,673	10,770	10,992
07/31/2001	10,727	10,818	11,041
08/31/2001	10,829	10,914	11,108
09/30/2001	10,810	10,887	11,162
10/31/2001	10,853	10,923	11,211
11/30/2001	10,865	10,928	11,221
12/31/2001	10,881	10,937	11,249
01/31/2002	10,934	10,984	11,340
02/28/2002	10,985	11,029	11,381
03/31/2002	10,955	10,993	11,302
04/30/2002	11,015	11,051	11,387
05/31/2002	11,062	11,095	11,437
06/30/2002	11,086	11,117	11,493
07/31/2002	11,089	11,118	11,536
08/31/2002	11,112	11,138	11,574
09/30/2002	11,124	11,147	11,600
10/31/2002	11,066	11,086	11,583
11/30/2002	11,098	11,115	11,608
12/31/2002	11,156	11,169	11,682
01/31/2003	11,185	11,196	11,709
02/28/2003	11,207	11,216	11,739
03/31/2003	11,181	11,188	11,739
04/30/2003	11,168	11,171	11,752
05/31/2003	11,229	11,231	11,790
06/30/2003	11,229	11,228	11,805
07/31/2003	11,188	11,185	11,801
08/31/2003	11,214	11,208	11,816
09/30/2003	11,294	11,285	11,871
10/31/2003	11,322	11,310	11,858
11/30/2003	11,370	11,355	11,870
12/31/2003	11,385	11,368	11,883
01/31/2004	11,390	11,370	11,908
02/29/2004	11,462	11,440	11,950
03/31/2004	11,378	11,354	11,951
04/30/2004	11,352	11,324	11,923
05/31/2004	11,335	11,305	11,904
06/30/2004	11,333	11,300	11,916
07/31/2004	11,381	11,345	11,962
08/31/2004	11,402	11,364	12,013
09/30/2004	11,402	11,360	12,006
10/31/2004	11,392	11,347	12,006
11/30/2004	11,415	11,367	11,991
12/31/2004	11,427	11,377	12,009
01/31/2005	11,372	11,321	12,019
02/28/2005	11,408	11,353	12,017
03/31/2005	11,400	11,343	12,008
04/30/2005	11,403	11,344	12,031
05/31/2005	11,349	11,288	12,046
06/30/2005	11,364	11,300	12,096
07/31/2005	11,429	11,361	12,103
08/31/2005	11,415	11,344	12,122
09/30/2005	11,496	11,421	12,145
10/31/2005	11,535	11,457	12,148
11/30/2005	11,576	11,495	12,157
12/31/2005	11,609	11,524	12,188
01/31/2006	11,684	11,596	12,222
02/28/2006	11,714	11,623	12,234
03/31/2006	11,770	11,676	12,243

Regional Breakdown*

New York	18.6%
Texas	11.6%
Washington	9.3%
Illinois	6.9%
Massachusetts	6.8%
California	5.4%
Other	41.4%

*	% of Total Investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  9

Benchmark Descriptions

Index	Description
Lehman Brothers 1-Year Municipal Bond Index	Lehman Brothers 1-Year Municipal Bond is an unmanaged index comprised of National Municipal Bond Issues having a maturity of at least one year and less than two years.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Lehman Brothers General Municipal Bond Index	Lehman Brothers General Municipal Bond consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax- exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/ 31/ 90 having a remaining maturity of at least one year.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years.

10  PIMCO Funds Annual Report  |  03.31.06

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03.31.06  |  PIMCO Funds Annual Report  11

Schedule of Investments

California Intermediate Municipal Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 98.0%

California 84.5%

Alameda, California Revenue Notes, Series 1998
5.500% due 09/02/2012	$1,180	$1,207
Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	473
Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	178
4.000% due 08/01/2012	225	229
Berkeley, California Unified School District General Obligations Unlimited Notes, Series 2005
4.500% due 11/01/2006	1,000	1,006
Burbank, California Community Facilities District Special Tax Revenue Notes, Series 2006
4.000% due 12/01/2009	100	100
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,074
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, Series 2003
5.200% due 11/15/2022	2,000	2,076
California State Coast Community College District General Obligation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2018	1,000	1,067
California State Department of Water Resources Revenue Bonds, Series 2005
3.150% due 05/01/2022	2,100	2,100
California State Department of Water Resources Revenue Notes, Series 1997
5.000% due 12/01/2022	125	129
California State Economic Recovery Revenue Notes, Series 2004
5.250% due 01/01/2011	5,000	5,338
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	566
5.000% due 10/01/2013	570	598
California State Educational Facilities Authority Revenue Notes, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	353
California State Educational Facilities Authority Revenue Notes, Series 1997
5.700% due 10/01/2015	135	142
California State Encinitas Union School District General Obligation Notes, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	860
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	162
California State General Obligation Bonds, Series 2004
3.040% due 05/01/2034	250	250
California State Health Facilities Financing Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	350	364
California State Health Facilities Financing Revenue Notes, Series 2005
5.000% due 07/01/2010	500	522
California State Housing Finance Agency Revenue Notes, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2005
5.000% due 07/01/2012	375	399
5.000% due 03/01/2013	1,000	1,064
California State Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,042
6.750% due 07/01/2032 (d)	1,300	1,411
California State Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035	3,400	3,294
California State Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 07/01/2013	850	892
California State Statewide Communities Development Authority Revenue Notes, Series 1998
5.100% due 05/15/2025	2,000	2,059
5.250% due 05/15/2025	1,000	1,031
California State Statewide Communities Development Authority Revenue Notes, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,079
California State Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,049
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,050
California State Tobacco Securitization Agency Revenue Notes, Series 2006
0.000% due 06/01/2028	4,500	3,538
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	505
Capistrano, California Unified School District Special Tax Notes, Series 1997
7.100% due 09/01/2021	1,785	1,882
Capistrano, California Unified School District Special Tax Notes, Series 1999
5.700% due 09/01/2020	1,500	1,624
Capistrano, California Unified School District Special Tax Notes, Series 2003
5.250% due 09/01/2016	700	706
5.375% due 09/01/2017	800	811
Chaffey, California Unified High School District General Obligation Notes, (FGIC Insured), Series 2005
5.000% due 08/01/2011	475	507
Chico, California Public Financing Authority Revenue Notes, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	496
Chula Vista, California Special Tax Notes, Series 2000
6.350% due 09/01/2017	230	249
6.400% due 09/01/2018	120	130
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,073
Corona, California Community Facilities District Special Tax Notes, Series 1998
5.875% due 09/01/2023	1,000	1,028
El Monte, California City School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,220
Fullerton, California Public Financing Authority Tax Allocation Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 09/01/2012	600	642
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.625% due 06/01/2038	5,000	5,517
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	4,650	4,683
Irvine, California Improvement Bond Act of 1915 Special Assessment Notes, Series 1997
3.100% due 09/02/2022	500	500
Lancaster, California Financing Authority Tax Allocation Revenue Notes, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,246
Los Altos, California School District General Obligation Notes, Series 2001
5.000% due 08/01/2016	200	209
Los Angeles County, California Department of Water & Power Revenue Bonds, Series 2003
5.000% due 08/01/2011	310	331
Los Angeles County, California Department of Water & Power Revenue Notes, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,608
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 10/01/2013	3,500	3,772
Los Angeles County, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	152
Los Angeles County, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,432
Los Angeles County, California Unified School District General Obligation Notes, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31
Los Angeles County, California Unified School District General Obligation Notes, Series 2005
4.250% due 10/18/2006	1,000	1,004
Los Angeles, California Unified School District General Obligation Notes, (FGIC Insured), Series 2006
5.000% due 07/01/2012	3,000	3,210

12  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Lucia Mar, California Unified School District General Obligation Notes, (FSA Insured), Series 2002
5.000% due 08/01/2022	$1,215	$1,273
Madera, California Unified School District General Obligation Notes, (FGIC Insured), Series 2005
5.000% due 08/01/2013	1,180	1,270
Metropolitan Water District of Southern California General Obligation Notes, Series 1993
7.250% due 03/01/2007	150	155
Milpitas, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,268
Modesto, California Wastewater Revenue Notes, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,367
Murrieta Valley, California Unified School District Special Tax Bonds, Series 2001
6.400% due 09/01/2031	700	715
Murrieta Valley, California Unified School District Special Tax Notes, Series 2001
6.350% due 09/01/2025	580	592
Newport Mesa, California Unified School District General Obligation Notes, Series 2003
5.000% due 08/01/2011	605	643
Oak Grove, California School District General Obligation Notes, (MBIA Insured), Series 2005
5.250% due 08/01/2013	540	590
Oakland, California Redevelopment Agency Tax Allocation Notes, (FGIC Insured), Series 2003
5.500% due 09/01/2015	2,250	2,466
Orange County, California Community Facilities District Special Tax Notes, Series 2000
5.600% due 08/15/2011	455	476
5.700% due 08/15/2012	485	508
5.800% due 08/15/2013	600	630
6.200% due 08/15/2018	1,025	1,085
Orange County, California Local Transportation Authority Revenue Notes, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,571
Pomona, California Public Financing Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,737
Poway, California Unified School District Special Tax Notes, Series 2005
5.125% due 09/01/2028	1,000	995
Riverside County, California Asset Leasing Corporation Revenue Notes, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	266
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	830	979
Sacramento, California Municipal Utility District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2014	1,000	1,077
San Diego County, California Certificate of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,392
San Diego County, California Water District Revenue Notes, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	660
San Francisco, California Bay Area Rapid Transit Financing Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 07/01/2016	2,150	2,316
San Francisco, California City & County Airport Commission Revenue Notes, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	313
San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,180
San Jose, California Multifamily Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	960	986
San Jose, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,063
San Jose, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	657
San Jose, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,068
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	90	99
San Ramon Valley, California Unified School District General Obligation Notes, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,761
Santa Margarita/Dana Point, California Authority Revenue Notes, (MBIA Insured), Series 1994
7.250% due 08/01/2006	150	152
South Orange County, California Public Financing Authority Special Tax Notes, (AMBAC Insured), Series 2005
5.000% due 08/15/2013	1,800	1,926
South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	539
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	501
Southeast California State Resource Recovery Facilities Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	2,125	2,265
Stockton, California Certificates of Participation Notes, Series 1999
4.750% due 08/01/2006	120	121
Sulphur Springs, California Union School District General Obligation Notes, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,310
University of California Revenue Notes, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,458

		121,736

Illinois 0.4%

Illinois State Educational Facilities Authority Revenue Notes, (FGIC Insured), Series 1993
7.820% due 07/01/2012	500	578

Louisiana 0.7%

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,056

Michigan 0.4%

Michigan State Solid Waste Disposal Revenue Notes, Series 2004
4.500% due 12/01/2013	500	501

New Jersey 0.3%

New Jersey State Economic Development Authority Revenue Notes, Series 1998
6.800% due 04/01/2018	250	284
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	150	162

		446

New York 0.7%

New York City, New York Industrial Development Agency Revenue Notes, Series 2005
5.500% due 01/01/2016	1,000	1,073

Puerto Rico 6.6%

Commonwealth of Puerto Rico General Obligation Notes, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,094
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	275
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 07/01/2026	1,175	1,232
Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Notes, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	157
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,026
Puerto Rico Public Buildings Authority Revenue Notes, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,235
Puerto Rico Public Finance Corporations Revenue Notes, Series 2004
5.750% due 08/01/2027	3,250	3,495

		9,514

Texas 0.2%

Arlington, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2000
6.560% due 02/15/2024	250	264

Virgin Islands 4.2%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2007	1,500	1,535
5.500% due 10/01/2008	3,000	3,105
Virgin Islands Public Finance Authority Revenue Notes, Series 2003
6.125% due 07/01/2022	1,250	1,342

		5,982

Total Municipal Bonds & Notes (Cost $139,455)		141,150

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  13

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 1.0%

Repurchase Agreement 0.8%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $1,193. Repurchase proceeds are $1,167.)	$1,167	$1,167

U.S. Treasury Bills 0.2%

4.495% due 06/01/2006-06/15/2006 (a)(b)	370	367

Total Short-Term Instruments (Cost $1,534)		1,534

Total Investments 99.0% (Cost $140,989)		$142,684

Written Options (c) (0.0%) (Premiums $77)		(76)

Other Assets and Liabilities (Net) 1.0%		1,470

Net Assets 100.0%		$144,078

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Securities with an aggregate market value of $367 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	100	$(136)
90-Day Eurodollar December Futures	Long	12/2007	25	(8)
90-Day Eurodollar June Futures	Long	06/2007	25	(8)
90-Day Eurodollar March Futures	Long	03/2008	25	(8)
90-Day Eurodollar September Futures	Long	09/2007	25	(8)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	70	168
U.S. Treasury 5-Year Note June Futures	Long	06/2006	58	(45)

				$(45)

(c)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	100	$25	$2
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	70	18	19
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	100	34	55

				$77	$76

(d)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
California State Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,411	0.98%

14  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Municipal Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.8%

Alabama 2.3%

Alabama 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,440
Daphne, Alabama Special Care Facilities Financing Authority Revenue Notes, Series 1988
0.000% due 08/15/2028	3,600	3,232
Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.250% due 01/01/2019	3,300	3,453

		9,125

Alaska 0.1%

Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	544

Arizona 1.0%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,020
Phoenix, Arizona Civic Improvement Corporation Revenue Notes, (MBIA Insured), Series 2004
8.220% due 07/01/2015	667	800
Phoenix, Arizona Industrial Development Authority Revenue Notes, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	45	45
Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,267

		4,132

California 6.6%

Alameda, California Revenue Notes, Series 1998
5.000% due 09/02/2006	355	355
Bakersfield, California Certificate of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,469
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, Series 2003
5.200% due 11/15/2022	2,565	2,662
California State Economic Recovery Revenue Notes, (MBIA Insured), Series 2004
5.000% due 07/01/2011	7,270	7,734
California State Statewide Communities Development Authority Revenue Notes, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,559
Culver, California Redevelopment Agency Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	656
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	396
Foothill, California Eastern Transportation Corridor Agency Revenue Notes, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,434
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2043	3,800	4,164
Lake Elsinore, California School Refunding Authority Special Tax Notes, Series 1998
5.000% due 09/01/2006	350	352
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	420
4.700% due 09/01/2016	940	944
4.800% due 09/01/2017	875	878
San Ramon Valley, California Unified School District General Obligation Notes, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,380
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,003

		26,406

Colorado 0.7%

Colorado State Housing & Finance Authority Revenue Notes, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	70	71
Colorado State Housing & Finance Authority Revenue Notes, Series 2000
6.700% due 10/01/2016	40	40
6.750% due 04/01/2015	60	61
Denver, Colorado Health & Hospital Authority Revenue Notes, Series 1998
5.000% due 12/01/2009	1,390	1,409
Larimer County, Colorado Sales & Use Tax Revenue Notes, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,386

		2,967

Connecticut 2.9%

Connecticut State General Obligation Notes, Series 2001
7.065% due 06/15/2010	5,000	5,953
Hartford, Connecticut General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2013	500	533
University of Connecticut General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 01/15/2011	5,000	5,282

		11,768

Florida 3.4%

Florida State General Obligation Notes, Series 2003
5.000% due 07/01/2011	6,205	6,564
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,303
Orange County, Florida Health Facilities Authority Revenue Notes, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	323
Orlando, Florida Waste Water System Revenue Notes, Series 1997
2.620% due 10/01/2015	500	502
Tampa, Florida Guaranteed Entitlement Revenue Notes, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	941

		13,633

Georgia 0.4%

Georgia State Municipal Electric Authority Revenue Notes, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,340
Georgia State Municipal Electric Authority Revenue Notes, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	218

		1,558

Hawaii 1.6%

Hawaii State Housing Financial & Development Corporations Revenue Bonds, (FNMA Insured), Series 1998
4.850% due 07/01/2029	205	207
Honolulu, Hawaii City & County General Obligation Notes, (MB Insured), Series 2005
5.000% due 07/01/2017	5,000	5,337
Honolulu, Hawaii City & County General Obligation Notes, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,043

		6,587

Illinois 8.9%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	287
Chicago, Illinois Board of Education General Obligation Notes, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	514
Chicago, Illinois Board of Education General Obligation Notes, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,117
Chicago, Illinois General Obligation Notes, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,106
Chicago, Illinois Metropolitan Water Reclamation District General Obligation Notes, Series 2002
5.000% due 12/01/2011	2,300	2,438
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Notes, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,282
Cook County, Illinois School District No. 122 Oak Lawn General Obligation Notes, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,606
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	97
0.000% due 12/01/2012	135	100
0.000% due 12/01/2014	255	172
0.000% due 12/01/2015	1,885	1,209
Fox Lake, Illinois Water & Sewer Revenue Notes, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	431
Illinois State Educational Facilities Authority Revenue Notes, (FGIC Insured), Series 1993
7.820% due 07/01/2012	700	809
Illinois State General Obligation Notes, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,644
Illinois State General Obligation Notes, Series 2006
5.000% due 01/01/2014	3,100	3,294
Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	809
Illinois State Health Facilities Authority Revenue Bonds, Series 2002
3.180% due 08/15/2032	1,000	1,000

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  15

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Kane McHenry Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Notes, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	$1,290	$664
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,302
Lake County, Illinois Community High School District No.127 General Obligation Notes, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,356
9.000% due 02/01/2009	650	738
9.000% due 02/01/2011	690	840
9.000% due 02/01/2012	1,065	1,334
Lake, Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,924
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	860
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Notes, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,846

		35,779

Indiana 1.9%

Brownsburg, Indiana 1999 School Building Corporations General Obligation Notes, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,508
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2001
4.250% due 07/15/2011	290	296
4.400% due 01/15/2012	170	174
4.500% due 01/15/2013	190	195
4.650% due 01/15/2014	210	216
4.750% due 07/15/2009	200	205
4.750% due 01/15/2015	235	242
4.850% due 01/15/2016	295	304
5.000% due 07/15/2010	180	188
Hamilton, Indiana Southeastern Construction School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	791
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,650
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,145
South Bend, Indiana Redevelopment Authority Revenue Notes, Series 2000
5.100% due 02/01/2011	405	426
5.200% due 02/01/2012	230	243
5.500% due 02/01/2015	180	192

		7,775

Kentucky 0.8%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,760	3,057

Louisiana 3.9%

Louisiana State General Obligation Notes, (AMBAC Insured), Series 2004
5.000% due 10/15/2016	6,000	6,439
Louisiana State General Obligation Notes, (FGIC Insured), Series 2002
6.580% due 04/01/2019	2,850	3,080
Louisiana State Local Government Revenue Notes, (MBIA Insured), Series 2000
5.700% due 01/01/2010	185	194
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,111
7.216% due 11/15/2031	3,500	3,857

		15,681

Massachusetts 1.1%

Commonwealth of Massachusetts Revenue Notes, (FGIC Insured), Series 2004
5.594% due 01/01/2017	1,000	1,069
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	998
Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	250	254
Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	212
4.800% due 11/01/2008	90	91
Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2001
6.000% due 07/01/2014	500	551
Massachusetts State School Building Authority Revenue Bonds, (FSA Insured), Series 2005
5.000% due 08/15/2014	1,280	1,366

		4,541

Michigan 2.3%

Lake Fenton, Michigan Community Schools General Obligation Notes, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,824
Michigan State General Obligation Notes, Series 1992
6.250% due 11/01/2012	3,100	3,422
Michigan State Hospital Finance Authority Revenue Notes, Series 1999
6.125% due 11/15/2026	50	54
Michigan State Public Power Agency Revenue Notes, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,069
Rochester, Michigan Community School District General Obligation Notes, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,066
Rochester, Michigan Community School District General Obligation Notes, (MBIA Q-SBLF Insured), Series 1997
5.000% due 05/01/2019	750	810

		9,245

Mississippi 0.5%

Mississippi State General Obligation Notes, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,213

Missouri 1.7%

Kansas City, Missouri School District Building Corporations Revenue Notes, (FGIC Insured), Series 2003
5.000% due 02/01/2010	3,585	3,757
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	376
Missouri State Housing Development Commission Mortgage Revenue Notes, (FHA Insured), Series 2001
5.250% due 12/01/2016	620	646
St. Louis County, Missouri Industrial Development Authority Revenue Notes, Series 2005
5.000% due 11/01/2024	1,250	1,251
University Of Missouri Revenue Bonds, Series 2001
3.160% due 11/01/2031	665	665

		6,695

Nevada 0.3%

Clark County, Nevada General Obligation Notes, (AMBAC Insured), Series 2004
8.210% due 12/01/2015	870	1,050

New Hampshire 0.6%

New Hampshire State Health & Education Facilities Authority Revenue Notes, (XLCA Insured), Series 2005
3.170% due 07/01/2033	2,400	2,400

New Jersey 8.1%

Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	564
5.250% due 02/15/2010	570	588
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	3,500	3,519
6.375% due 04/01/2031	10,000	11,623
6.500% due 04/01/2031	2,115	2,430
New Jersey State Economic Development Authority Revenue Notes, Series 1998
0.000% due 04/01/2013	1,595	1,185
5.600% due 01/01/2012	1,000	1,004
6.375% due 04/01/2018	1,500	1,744
6.625% due 09/15/2012	3,500	3,593
6.800% due 04/01/2018	750	853
New Jersey State General Obligation Notes, Series 1992
6.000% due 02/15/2011	510	561
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	1,000	1,091
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	3,500	3,784

		32,539

New Mexico 1.4%

New Mexico State Finance Authority Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 06/15/2012	5,000	5,308
Santa Fe County, New Mexico Revenue Notes, Series 1998
5.250% due 05/15/2007	315	315

		5,623

New York 8.8%

New York City, New York General Obligation Bonds, Series 2005
5.000% due 04/01/2035	7,900	8,101

16  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
New York City, New York General Obligation Notes, (MBIA Insured), Series 2004
8.990% due 11/01/2015	$667	$810
New York City, New York General Obligation Revenue Notes, Series 2004
5.000% due 08/01/2015	2,000	2,110
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2002
5.250% due 02/01/2029	5,275	5,587
New York State Dormitory Authority Revenue Notes, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,053
New York State Dormitory Authority Revenue Notes, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,839
New York State Dormitory Authority Revenue Notes, Series 2002
6.000% due 11/15/2029	3,800	4,191
New York State TSASC IncorporateRevenue Notes, Series 1999
5.400% due 07/15/2012	3,550	3,629
New York State Urban Development Corporations Revenue Notes, Series 2002
5.500% due 01/01/2017	3,000	3,208
New York State Urban Development Corporations Revenue Notes, Series 2003
5.250% due 01/01/2021	3,500	3,630

		35,158

North Carolina 1.5%

Durham, North Carolina General Obligation Revenue Notes, Series 2002
5.000% due 04/01/2021	550	578
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 1993
7.000% due 01/01/2008	1,000	1,048
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2003
5.500% due 01/01/2012	4,000	4,277

		5,903

Ohio 4.2%

Ohio State General Obligation Notes, Series 2004
5.000% due 05/01/2011	5,000	5,291
5.000% due 06/15/2011	7,820	8,285
Ohio State Water Development Authority Revenue Notes, Series 2002
5.375% due 12/01/2020	1,100	1,190
5.375% due 12/01/2021	1,750	1,894

		16,660

Oklahoma 1.2%

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,377
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	1,320	279

		4,656

Pennsylvania 0.4%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	775
Delaware County, Pennsylvania Authority Hospital Revenue Notes, Series 1998
4.900% due 12/01/2008	100	100
Delaware County, Pennsylvania Industrial Development Authority Revenue Notes, Series 1997
6.500% due 01/01/2008	725	753

		1,628

Puerto Rico 0.2%

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	808
6.000% due 07/01/2026	150	163

		971

Rhode Island 2.2%

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,402
6.250% due 06/01/2042	6,025	6,283

		8,685

South Carolina 0.3%

South Carolina State Medical University Hospital Facilities Revenue Notes, Series 1999
5.700% due 07/01/2012	1,000	1,068

Tennessee 4.7%

Memphis, Tennessee Electrical System Revenue Notes, (MBIA Insured), Series 2003
5.000% due 12/01/2010	14,100	14,883
Nashville & Davidson County, Tennessee Metropolitan Government Health & Educational Revenue Notes, (RADIAN Insured), Series 1998
4.450% due 08/01/2007	1,000	1,006
Shelby County, Tennessee General Obligation Notes, Series 2001
5.000% due 04/01/2023	1,000	1,033
Sullivan County, Tennessee Health Educational & Housing Faci
6.250% due 09/01/2022	1,000	1,137
Sullivan County, Tennessee Industrial Development Revenue Notes, (GNMA Insured), Series 1995
6.250% due 07/20/2015	725	739

		18,798

Texas 11.7%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	3,002
Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Notes, Series 2001
4.875% due 06/15/2011	700	726
Brazos River, Texas Authority Revenue Notes, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,589
Harris County, Texas General Obligation Notes, (MBIA-IBC Insured), Series 1997
5.100% due 08/15/2015	250	255
Houston, Texas Airport Systems Revenue Notes, (FGIC Insured), Series 2000
6.560% due 07/01/2025	2,500	2,547
Houston, Texas Airport Systems Revenue Notes, Series 2001
6.750% due 07/01/2029	1,000	1,021
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 1999
5.250% due 02/15/2018	355	370
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2005
0.000% due 02/15/2015	8,640	5,906
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2006
5.000% due 11/15/2035	4,730	4,909
Houston, Texas Water & Sewer System Revenue Notes, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,078
Houston, Texas Water Conveyance System Certificates of Participation Notes, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,680
Midlothian, Texas Independent School District General Obligation Notes, (PSF Insured), Series 1999
0.000% due 02/15/2018	1,000	493
North Texas State Health Facilities Development Corporations Revenue Notes, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,087
North Texas State University Revenue Notes, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	262
Pasadena, Texas General Obligation Notes, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,826
Red River, Texas Finance Revenue Notes, Series 2000
5.750% due 05/15/2017	750	809
Rio Grande, Texas Construction Independent School District General Obligation Bonds, (PSF Insured), Series 2000
5.875% due 08/15/2018	1,825	1,983
Sabine River, Texas Pollution Control Authority Revenue Notes, Series 2001
5.500% due 05/01/2022	1,000	1,062
San Antonio, Texas Electric & Gas Systems Revenue Notes, Series 1997
5.500% due 02/01/2015	975	1,078
San Jacinto, Texas Community College District General Obligation Notes, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	234
Tarrant County, Texas College District General Obligation Revenue Notes, Series 2005
5.000% due 02/15/2014	3,360	3,575
Texas State Affordable Housing Corporations Revenue Notes, (MBIA Insured), Series 2002
4.850% due 09/01/2012	3,335	3,351
Texas State Leander Independent School District General Obligation Revenue Notes, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	503
Texas State Water Development Board Revenue Notes, Series 2005
3.130% due 07/15/2026	500	500
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,525
University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2012	1,000	1,077

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  17

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Waxahachie, Texas Independent School District General Obligation Revenue Notes, (PSF Insured), Series 2002
0.000% due 08/15/2022	$1,000	$466

		46,914

Utah 0.2%

Weber County, Utah Hospital Revenue Bonds, Series 2000
3.180% due 02/15/2035	700	700

Virgin Islands 0.4%

Virgin Islands Public Finance Authority Revenue Notes, Series 2003
6.125% due 07/01/2022	1,500	1,610

Virginia 2.1%

Newport News, Virginia General Obligation Notes, (State Aid Withholding Insured), Series 2002
5.000% due 07/01/2022	1,000	1,052
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,047
Virginia State Polytechnic Institute & State University Revenue Notes, Series 1996
5.400% due 06/01/2012	1,000	1,023
Virginia State Public Building Authority Revenue Notes, Series 2005
5.000% due 08/01/2014	4,790	5,144

		8,266

Washington 4.8%

University of Washington Revenue Notes, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,756
Washington State Energy Northwest Revenue Notes, Series 2005
5.000% due 07/01/2014	5,000	5,315
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,298
0.000% due 12/01/2019	2,520	1,361
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,512

		19,242

West Virginia 0.7%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,804

Wisconsin 3.9%

Hudson, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,509
5.000% due 10/01/2019	1,040	1,105
South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	386
Wisconsin State Clean Water Revenue Notes, Series 2002
5.000% due 06/01/2018	100	104
5.000% due 06/01/2019	100	104
5.000% due 06/01/2020	100	104
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	105
5.250% due 06/01/2016	50	54
5.250% due 06/01/2017	50	54
Wisconsin State General Obligation Notes, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,215
Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	5,000	5,311
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,025	2,091
4.700% due 11/01/2012	1,285	1,335

		15,687

Total Municipal Bonds & Notes (Cost $382,812)		392,068

SHORT-TERM INSTRUMENTS 0.9%

Repurchase Agreement 0.7%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $2,899. Repurchase proceeds are $2,839.)	2,838	2,838

U.S. Treasury Bills 0.2%

4.501% due 06/01/2006-06/15/2006 (a)	675	669

Total Short-Term Instruments (Cost $3,507)		3,507

Total Investments 98.7% (Cost $386,319)		$395,575

Written Options (d) (0.1%) (Premiums $262)		(290)

Other Assets and Liabilities (Net) 1.4%		5,622

Net Assets 100.0%		$400,907

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Security becomes interest bearing at a future date.
(c)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$3,463

(d)	Written options outstanding on March, 31 2006:

Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	405	$68	$6
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	212	56	56
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	405	138	228

				$262	$290

18  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTE 97.5%

Arkansas 0.8%

University of Arkansas University Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	$250	$259

Illinois 1.6%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Notes, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	489

New York 84.3%

Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	156
Buffalo, New York Fiscal Stability Authority Revevue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,115
Buffalo, New York Municipal Water Systems Finance Authority Revenue Notes, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	533
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	579
Long Island, New York Power Authority Revenue Bonds, Series 1998
3.130% due 05/01/2033	100	100
Metropolitan, New York Transportation Authority Revenue Notes, Series 2005
3.090% due 11/01/2026	1,000	1,000
Nassau County, New York Interim Finance Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,056
New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	273
New York City, New York General Obligation Notes, Series 1997
5.250% due 08/01/2021	100	103
New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	262
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	519
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	254
New York City, New York Industrial Development Agency Revenue Notes, Series 2001
5.500% due 07/01/2028	250	256
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	540
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2002
5.000% due 08/01/2024	525	547
5.250% due 11/01/2011	600	645
5.250% due 02/01/2029	500	530
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	416
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2001
3.160% due 02/01/2031	800	800
New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,025
New York State Dormitory Authority Revenue Notes, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	284
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	154
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	480
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2000
4.500% due 08/15/2022	250	259
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	265
New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	534
5.000% due 10/01/2030	750	778
New York State Dormitory Authority Revenue Notes, Series 1997
3.180% due 07/01/2012	300	300
New York State Dormitory Authority Revenue Notes, Series 2000
6.000% due 07/01/2010	150	159
New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	868
New York State Dormitory Authority Revenue Notes, Series 2002
6.000% due 11/15/2029	400	441
New York State Dormitory Authority State Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	777
New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	534
5.000% due 06/15/2014	400	424
New York State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,044
New York State Local Government Assistance Corporations Revenue Notes, (FGIC Insured), Series 2003
3.100% due 04/01/2021	500	500
New York State Local Government Assistance Corporations Revenue Notes, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	357
New York State Local Government Assistance Corporations Revenue Notes, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	155
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	207
New York State Power Authority Revenue Notes, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	533
New York State Thruway Authority Highway & Board Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2015	500	536
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	262
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	535
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	535
New York State Triborough Bridge & Tunnels Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	528
New York State TSASC IncorporateRevenue Notes, Series 1999
5.400% due 07/15/2012	300	307
New York State TSASC IncorporateRevenue Notes, Series 2002
5.000% due 07/15/2014	750	798
New York State Urban Development Corporations Revenue Notes, Series 2002
5.500% due 01/01/2017	500	535
New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	523
Orange County, New York General Obligation Refunding Notes, Series 2005
5.000% due 07/15/2013	500	535
Schenectady, New York Industrial Development Agency Revenue Notes, Series 2001
5.500% due 07/01/2016	500	538
Spencerport, New York Central School District General Obligation Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	262
Troy, New York Industrial Development Agency Revenue Notes, Series 2002
5.500% due 09/01/2015	500	542

		26,198

Puerto Rico 6.5%

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,107
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	220

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  19

Schedule of Investments (Cont.)

New York Municipal Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
6.000% due 07/01/2026	$100	$109
Puerto Rico Public Finance Corporations Revenue Notes, Series 2004
5.750% due 08/01/2027	550	592

		2,028

Texas 3.4%

Coppell, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2001
0.000% due 08/15/2016	805	513
Houston, Texas Utility System Revenue Notes, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	403
Waco, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2001
5.000% due 08/15/2021	120	125

		1,041

Virgin Islands 0.9%

Virgin Islands Public Finance Authority Revenue Notes, Series 2003
6.125% due 07/01/2022	250	268

Total Municipal Bonds & Notes (Cost $30,211)		30,283

SHORT-TERM INSTRUMENTS 1.3%

Repurchase Agreement 0.9%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $283. Repurchase proceeds are $274.)	274	274

U.S. Treasury Bills 0.4%
4.487% due 06/01/2006- 06/15/2006 (a)(b)	125	124

Total Short-Term Instruments (Cost $398)		398

Total Investments 98.8% (Cost $30,609)		$30,681

Written Options (c) (0.1%) (Premiums $28)		(31)

Other Assets and Liabilities (Net) 1.3%		412

Net Assets 100.0%		$31,062

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Securities with an aggregate market value of $124 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	6	$11

(c)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	40	$7	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	30	8	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	40	13	22

				$28	$31

20  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 87.5%

Alabama 3.1%

Daphne, Alabama Special Care Facilities Financing Authority Revenue Notes, Series 1988
0.000% due 08/15/2028	$3,500	$3,142
Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,128
5.250% due 01/01/2013	4,350	4,595
Montgomery, Alabama Industrial Development Board Revenue Notes, Series 2005
3.170% due 05/01/2021	100	100

		8,965

Alaska 0.8%

Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2001
3.200% due 12/01/2030	495	495
North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,238
North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2004
0.000% due 06/30/2006	725	718

		2,451

Arizona 2.8%

Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,327
5.000% due 08/01/2012	2,305	2,452
Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,056
Phoenix, Arizona Civic Improvement Corporation Revenue Notes, (MBIA Insured), Series 2004
8.540% due 07/01/2015	1,000	1,200

		8,035

California 5.4%

California State General Obligation Bonds, Series 2004
3.040% due 05/01/2034	150	150
California State Public Works Board Lease Revenue Notes, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,603
Culver, California Redevelopment Agency Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	646
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,285	2,492
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	7,735	7,790
Pittsburg, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	876

		15,557

Connecticut 1.3%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
2.900% due 07/01/2035	400	400
3.170% due 07/01/2040	2,600	2,600
New Britain, Connecticut General Obligation Notes, Series 2003
3.000% due 04/15/2006	140	140
4.000% due 04/15/2007	560	562

		3,702

Florida 2.7%

Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	665	689
Dade County, Florida Guaranteed Entitlement Revenue Notes, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	1,006
Gulf Breeze, Florida Revenue Notes, (MBIA Insured), Series 1997
5.359% due 12/01/2017	500	542
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	250	258
Orlando, Florida Utilities Commission Revenue Notes, Series 2002
3.150% due 10/01/2017	4,575	4,575
Orlando, Florida Waste Water System Revenue Notes, Series 1997
7.276% due 10/01/2015	750	754

		7,824

Illinois 6.8%

Chicago, Illinois Board of Education Certificates of Participation Notes, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,317
Chicago, Illinois Board of Education General Obligation Notes, (CIFG Insured), Series 2005
3.170% due 03/01/2012	5,900	5,900
De Kalb County, Illinois Community Unit School District No 424 General Obligation Notes, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,184
Illinois State Educational Facilities Authority Revenue Notes, (FGIC Insured), Series 1993
7.820% due 07/01/2012	100	116
Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,053
Illinois State General Obligation Notes, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,142
Illinois State Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	95	96
Illinois State Sales Tax Revenue Notes, Series 2004
5.000% due 06/15/2011	1,225	1,294
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	723
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,535
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,250
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,097
0.000% due 10/01/2010	15	12

		19,719

Kansas 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	374

Massachusetts 6.7%

Commonwealth of Massachusetts General Obligation Notes, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,666
Commonwealth of Massachusetts General Obligation Notes, Series 1998
5.250% due 04/01/2011	1,000	1,041
Commonwealth of Massachusetts Revenue Notes, (FGIC Insured), Series 2004
5.634% due 01/01/2016	3,200	3,416
Massachusetts State Bay Transportation Authority Revenue Notes, Series 2004
4.674% due 07/01/2020	7,005	7,005
Massachusetts State Municipal Wholesale Electric Company Revenue Notes, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,414
Massachusetts State Municipal Wholesale Electric Company Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,047
Massachusetts State Port Authority Revenue Notes, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,048
Worcester, Massachusetts General Obligation Notes, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,846

		19,483

Michigan 4.0%

Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,019
Michigan State General Obligation Notes, Series 1992
6.250% due 11/01/2012	2,750	3,035
Michigan State Municipal Bond Authority Revenue Notes, Series 2003
5.000% due 05/01/2011	7,000	7,411

		11,465

Nebraska 0.7%

University of Nebraska Revenue Notes, Series 2004
5.000% due 11/01/2006	2,050	2,066

Nevada 0.5%

Clark County, Nevada General Obligation Notes, (AMBAC Insured), Series 2004
8.530% due 12/01/2015	1,303	1,572

New Hampshire 1.4%

New Hampshire State Health & Education Facilities Authority Revenue Notes, Series 2003
3.170% due 06/01/2023	3,995	3,995

New Jersey 0.8%

New Jersey State Economic Development Authority Revenue Notes, Series 1998
6.375% due 04/01/2018	500	581

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  21

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	$1,500	$1,622

		2,203

New York 18.3%

Metropolitan, New York Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2005
3.180% due 11/01/2034	2,500	2,500
Metropolitan, New York Transportation Authority Revenue Notes, Series 2005
3.090% due 11/01/2026	6,000	6,000
New York City, New York General Obligation Notes, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,619
New York City, New York General Obligation Notes, (MBIA Insured), Series 2004
9.290% due 11/01/2015	1,000	1,216
New York City, New York General Obligation Notes, Series 2001
5.250% due 08/01/2012	1,350	1,434
New York City, New York General Obligation Revenue Bonds, Series 1993
3.160% due 08/01/2022	2,800	2,800
New York City, New York General Obligation Revenue Notes, (MBIA Insured), Series 2004
3.090% due 08/15/2022	1,705	1,705
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
3.160% due 06/15/2022	700	700
New York City, New York Municipal Water Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,592
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2011	1,400	1,487
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2001
3.160% due 02/01/2031	10,000	10,000
New York State Dormitory Authority Revenue Notes, (FGIC-TCRS Insured), Series 1993
5.750% due 07/01/2009	8,085	8,462
New York State Dormitory Authority Revenue Notes, Series 2002
6.000% due 11/15/2029	800	882
New York State Energy Research & Development Authority Revenue Bonds, Series 2005
3.160% due 05/01/2039	300	300
New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	532
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	4,000	4,011
New York State TSASC Inc. Revenue Notes, Series 1999
5.400% due 07/15/2012	1,700	1,738
New York State TSASC Inc. Revenue Notes, Series 2002
5.000% due 07/15/2014	2,000	2,127
New York State Urban Development Corporations Revenue Notes, Series 2002
5.500% due 01/01/2017	2,000	2,139

		53,244

North Carolina 0.4%

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 1993
7.000% due 01/01/2008	1,000	1,048

Ohio 1.9%

Ohio State Air Quality Development Authority Revenue Notes, Series 1995
5.000% due 11/01/2015	1,000	1,041
Ohio State Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,436

		5,477

Oklahoma 2.2%

Oklahoma City, Oklahoma General Obligation Notes, Series 1999
5.000% due 07/01/2011	100	104
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,298
Tulsa, Oklahoma Airport Improvement Trust General Revenue Notes, (FGIC Insured) , Series 1978
6.400% due 06/01/2006	90	90

		6,492

Oregon 0.4%

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	824
5.000% due 10/01/2012	435	451

		1,275

Puerto Rico 1.0%

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 07/01/2026	2,600	2,726
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	269

		2,995

Tennessee 0.1%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	330	345

Texas 11.5%

Austin, Texas General Obligation Notes, Series 2003
5.000% due 09/01/2011	2,000	2,113
Dallas, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2004
5.000% due 02/15/2012	2,450	2,596
Fort Worth, Texas Water & Sewer Revenue Notes, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,659
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2005
0.000% due 02/15/2015	16,000	10,937
Houston, Texas Water Conveyance System Certificates of Participation Notes, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,081
6.800% due 12/15/2011	3,000	3,445
Laredo, Texas General Obligation Notes, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	401
Lower Colorado River, Texas Revenue Notes, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	431
Sabine River, Texas Pollution Control Authority Revenue Notes, Series 2001
5.500% due 05/01/2022	1,000	1,062
San Antonio, Texas Electricity & Gas Revenue Notes, (BNP Paribas Insured), Series 2005
3.550% due 12/01/2027	1,500	1,497
Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	590	634
Texas State Municipal Power Agency Revenue Notes, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,096
University of Texas Revenue Notes, Series 2005
7.260% due 08/15/2013	4,678	5,441

		33,393

Utah 0.5%

Weber County, Utah Hospital Revenue Bonds, Series 2000
3.180% due 02/15/2032	1,300	1,300

Virginia 1.0%

Virginia State Public School Authority General Obligation Notes, (State Aid Withholding Insured), Series 2001
4.000% due 08/01/2006	2,025	2,028
Virginia State Tobacco Settlement Financing Corporations Revenue Notes, Series 2005
5.250% due 06/01/2019	750	762

		2,790

Washington 9.2%

Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,546
Pierce County, Washington School District No. 3 Puyallup General Obligation Notes, (FSA School Bond Insured), Series 2004
5.000% due 06/01/2011	5,990	6,332
Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	2,250	2,355
Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,634
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,579
0.000% due 12/01/2019	2,960	1,599
Washington State General Obligation Notes, Series 2001
5.000% due 01/01/2012	2,000	2,096
Washington State Public Power Supply System Revenue Notes, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,026
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,508

		26,675

22  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Washington, D.C. 0.1%

District of Columbia General Obligation Bonds, (MBIA Insured), Series 2002
3.200% due 06/01/2031	$420	$420

West Virginia 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	110	119

Wisconsin 3.8%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,285
Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,187
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	2,085	2,136
4.500% due 11/01/2010	2,170	2,229
Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,052

		10,889

Total Municipal Bonds & Notes (Cost $256,550)		253,873

U.S. TREASURY OBLIGATIONS 10.1%

U.S. Treasury Note
4.250% due 10/15/2010	30,000	29,309

Total U.S. Treasury Obligations (Cost $29,301)		29,309

SHORT-TERM INSTRUMENTS 1.3%

Repurchase Agreement 1.1%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $3,354. Repurchase proceeds are $3,286.)	3,285	3,285

U.S. Treasury Bills 0.2%
4.493% due 06/01/2006- 06/15/2006 (a)(b)	590	585

Total Short-Term Instruments (Cost $3,870)		3,870

Total Investments 98.9% (Cost $289,721)		$287,052

Written Options (d) (0.0%) (Premiums $105)		(114)

Other Assets and Liabilities (Net) 1.1%		3,301

Net Assets 100.0%		$290,239

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Securities with an aggregate market value of $585 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	476	$(183)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	33	60

				$(123)

(c)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	$109,200	$2,240

(d)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	125	$21	$2
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	156	41	41
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	125	43	71

				$105	$114

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  23

Financial Highlights — A, B, and C Classes

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal Bond Fund

Class A
03/31/2006	$9.96	$0.35	$(0.13)	$0.22	$(0.35)	$0.00
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)	0.00
03/31/2004	10.22	0.37	0.00	0.37	(0.37)	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)	(0.40)

Municipal Bond Fund

Class A
03/31/2006	$10.14	$0.37	$0.02	$0.39	$(0.35)	$0.00
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)	0.00
03/31/2004	10.18	0.38	0.13	0.51	(0.37)	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)
03/31/2002	10.02	0.47	0.12	0.59	(0.47)	(0.11)

Class B
03/31/2006	10.14	0.30	0.02	0.32	(0.28)	0.00
03/31/2005	10.32	0.31	(0.19)	0.12	(0.30)	0.00
03/31/2004	10.18	0.30	0.14	0.44	(0.30)	0.00
03/31/2003	10.03	0.34	0.19	0.53	(0.35)	(0.03)
03/31/2002	10.02	0.39	0.12	0.51	(0.39)	(0.11)

Class C
03/31/2006	10.14	0.32	0.02	0.34	(0.30)	0.00
03/31/2005	10.32	0.34	(0.19)	0.15	(0.33)	0.00
03/31/2004	10.18	0.32	0.14	0.46	(0.32)	0.00
03/31/2003	10.03	0.37	0.18	0.55	(0.37)	(0.03)
03/31/2002	10.02	0.42	0.12	0.54	(0.42)	(0.11)

New York Municipal Bond Fund

Class A
03/31/2006	$10.77	$0.33	$0.00	$0.33	$(0.33)	$(0.01)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2004	10.68	0.32	0.21	0.53	(0.32)	(0.02)
03/31/2003	10.35	0.37	0.48	0.85	(0.40)	(0.12)
03/31/2002	10.64	0.44	0.18	0.62	(0.45)	(0.46)

Short Duration Municipal Income Fund

Class A
03/31/2006	$9.95	$0.31	$0.01	$0.32	$(0.31)	$0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00
03/31/2004	10.16	0.17	0.01	0.18	(0.17)	0.00
03/31/2003	10.17	0.22	(0.01)	0.21	(0.22)	0.00

Class C
03/31/2006	9.95	0.28	0.01	0.29	(0.28)	0.00
03/31/2005	10.17	0.21	(0.22)	(0.01)	(0.21)	0.00
03/31/2004	10.16	0.14	0.01	0.15	(0.14)	0.00
03/31/2003	10.17	0.19	(0.01)	0.18	(0.19)	0.00

24  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
California Intermediate Municipal Bond Fund

Class A
03/31/2006	$(0.35)	$9.83	2.25%	$46,314	0.84	%(f)	3.53%	142%
03/31/2005	(0.38)	9.96	1.17	44,676	0.87	(d)	3.75	59
03/31/2004	(0.37)	10.22	3.73	47,407	0.90		3.69	137
03/31/2003	(0.46)	10.22	5.13	58,325	0.87	(c)	3.86	101
03/31/2002	(0.83)	10.16	3.76	22,828	0.86	(b)	4.39	94

Municipal Bond Fund

Class A
03/31/2006	$(0.35)	$10.18	3.94%	$65,423	0.84	%(f)	3.64%	74%
03/31/2005	(0.38)	10.14	1.96	54,983	0.88	(d)	3.83	64
03/31/2004	(0.37)	10.32	5.15	60,742	0.90		3.66	115
03/31/2003	(0.45)	10.18	6.08	65,254	0.86	(c)	4.05	108
03/31/2002	(0.58)	10.03	5.94	21,295	0.85		4.60	231

Class B
03/31/2006	(0.28)	10.18	3.17	34,401	1.59	(f)	2.91	74
03/31/2005	(0.30)	10.14	1.20	40,015	1.63	(d)	3.07	64
03/31/2004	(0.30)	10.32	4.36	46,467	1.65		2.90	115
03/31/2003	(0.38)	10.18	5.29	43,553	1.61	(c)	3.32	108
03/31/2002	(0.50)	10.03	5.15	18,535	1.60		3.85	231

Class C
03/31/2006	(0.30)	10.18	3.42	65,179	1.34	(f)	3.16	74
03/31/2005	(0.33)	10.14	1.45	69,930	1.38	(d)	3.33	64
03/31/2004	(0.32)	10.32	4.62	81,894	1.40		3.16	115
03/31/2003	(0.40)	10.18	5.55	92,101	1.36	(c)	3.59	108
03/31/2002	(0.53)	10.03	5.42	48,265	1.35		4.10	231

New York Municipal Bond Fund

Class A
03/31/2006	$(0.34)	$10.76	3.08%	$17,856	0.84	%(f)	3.02%	48%
03/31/2005	(0.33)	10.77	2.14	16,135	0.87	(d)	3.04	42
03/31/2004	(0.34)	10.87	5.04	16,328	0.90		2.96	147
03/31/2003	(0.52)	10.68	8.36	11,739	0.88	(c)	3.49	227
03/31/2002	(0.91)	10.35	6.09	2,210	0.87	(b)	4.22	204

Short Duration Municipal Income Fund

Class A
03/31/2006	$(0.31)	$9.96	3.24%	$120,178	0.70	%(e)	3.09%	83%
03/31/2005	(0.24)	9.95	0.20	199,843	0.81	(d)(e)	2.37	104
03/31/2004	(0.17)	10.17	1.78	261,909	0.85		1.65	226
03/31/2003	(0.22)	10.16	2.07	207,709	0.82	(c)	2.16	152

Class C
03/31/2006	(0.28)	9.96	2.94	35,294	1.00	(e)	2.79	83
03/31/2005	(0.21)	9.95	(0.10)	49,751	1.11	(d)(e)	2.07	104
03/31/2004	(0.14)	10.17	1.47	67,984	1.15		1.35	226
03/31/2003	(0.19)	10.16	1.77	45,755	1.12	(c)	1.88	152

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(c)	Effective January 1, 2003, the administrative expense was increased to 0.40%.
(d)	Effective October 1, 2004, the administrative expense was reduced to 0.35%.
(e)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12-b-1 Fees.
(f)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  25

Statements of Assets and Liabilities

March 31, 2006

Amounts in thousands, except per share amounts	California Intermediate Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
Assets:
Investments, at value	$142,684	$395,575	$30,681	$287,052
Cash	1	588	1	139
Receivable for investments sold	2,008	0	0	28,063
Receivable for Fund shares sold	162	630	125	186
Interest and dividends receivable	1,754	5,666	364	3,494
Variation margin receivable	7	753	0	546
Swap premiums paid	0	0	0	1,135
Unrealized appreciation on swap agreements	0	3,463	0	2,240
Other assets	1	0	0	0

	146,617	406,675	31,171	322,855

Liabilities:
Payable for investments purchased	$2,001	$0	$0	$29,904
Written options outstanding	76	290	31	114
Payable for Fund shares redeemed	308	1,966	34	1,655
Dividends payable	78	310	24	242
Accrued investment advisory fee	30	82	6	53
Accrued administration fee	35	107	9	64
Accrued distribution fee	0	54	0	10
Accrued servicing fee	11	46	5	35
Variation margin payable	0	753	0	539
Swap premiums received	0	2,160	0	0
	2,539	5,768	109	32,616

Net Assets	$144,078	$400,907	$31,062	$290,239

Net Assets Consist of:
Paid in capital	$146,674	$397,470	$30,938	$302,207
Undistributed (overdistributed) net investment income	290	446	(7)	(10)
Accumulated undistributed net realized gain (loss)	(4,536)	(9,700)	50	(11,397)
Net unrealized appreciation (depreciation)	1,650	12,691	81	(561)

	$144,078	$400,907	$31,062	$290,239

Net Assets:
Class A	$46,314	$65,423	$17,856	$120,178
Class B	0	34,401	0	0
Class C	0	65,179	0	35,294
Other Classes	97,764	235,904	13,206	134,767

Shares Issued and Outstanding:
Class A	4,711	6,426	1,660	12,068
Class B	0	3,379	0	0
Class C	0	6,402	0	3,544

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)
Class A	$9.83	$10.18	$10.76	$9.96
Class B	0.00	10.18	0.00	0.00
Class C	0.00	10.18	0.00	9.96

Cost of Investments Owned	$140,989	$386,319	$30,609	$289,721

Premiums Received on Written Options	$77	$262	$28	$105

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

26  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Statements of Operations

Year Ended March 31, 2006

Amounts in thousands	California Intermediate Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
Investment Income:
Interest	$5,809	$15,502	$1,028	$12,647
Miscellaneous income	1	5	0	0

Total Income	5,810	15,507	1,028	12,647

Expenses:
Investment advisory fees	316	821	63	671
Administration fees	355	1,050	88	823
Distribution fees - Class B	0	283	0	0
Distribution fees - Class C	0	338	0	125
Servicing fees - Class A	112	156	43	303
Servicing fees - Class B	0	94	0	0
Servicing fees - Class C	0	169	0	83
Distribution and/or servicing fees - Other Classes	12	79	12	76
Trustees’ fees	0	1	0	1
Interest expense	0	0	0	3
Miscellaneous expense	0	1	0	1

Total Expenses	795	2,992	206	2,086

Net Investment Income	5,015	12,515	822	10,561

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	714	(1,062)	4	(2,017)
Net realized gain (loss) on futures contracts, options and swaps	(1,907)	(1,712)	78	(1,050)
Net change in unrealized appreciation (depreciation) on investments	(919)	990	(187)	952
Net change in unrealized appreciation on futures contracts, options and swaps	260	2,258	15	1,567

Net Gain (Loss)	(1,852)	474	(90)	(548)

Net Increase in Net Assets Resulting from Operations	$3,163	$12,989	$732	$10,013

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  27

Statements of Changes in Net Assets

Amounts in thousands	California Intermediate Municipal Bond Fund		Municipal Bond Fund
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,015	$5,026	$12,515	$12,706
Net realized gain (loss)	(1,193)	(1,250)	(2,774)	(1,027)
Net change in unrealized appreciation (depreciation)	(659)	(2,051)	3,248	(5,860)

Net increase resulting from operations	3,163	1,725	12,989	5,819

Distributions to Shareholders:
From net investment income
Class A	(1,582)	(1,726)	(2,163)	(2,088)
Class B	0	0	(1,022)	(1,286)
Class C	0	0	(2,004)	(2,402)
Other Classes	(3,442)	(3,291)	(6,728)	(6,544)
From net realized capital gains
Class A	0	0	0	0
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(5,024)	(5,017)	(11,917)	(12,320)

Fund Share Transactions:
Receipts for shares sold
Class A	17,923	14,108	23,788	15,106
Class B	0	0	3,562	4,111
Class C	0	0	8,591	9,308
Other Classes	40,157	22,482	117,653	54,385
Issued as reinvestment of distributions
Class A	1,005	1,085	1,383	1,250
Class B	0	0	470	601
Class C	0	0	1,188	1,429
Other Classes	3,152	2,937	5,763	5,082
Cost of shares redeemed
Class A	(16,648)	(16,714)	(14,932)	(21,019)
Class B	0	0	(9,839)	(10,371)
Class C	0	0	(14,848)	(21,260)
Other Classes	(26,879)	(20,499)	(47,143)	(72,565)
Net increase (decrease) resulting from Fund share transactions	18,710	3,399	75,636	(33,943)
Fund Redemption Fee	12	1	6	35

Total Increase (Decrease) in Net Assets	16,861	108	76,714	(40,409)

Net Assets:
Beginning of period	127,217	127,109	324,193	364,602

End of period*	$144,078	$127,217	$400,907	$324,193

* Including undistributed (overdistributed) net investment income of:	$290	$299	$446	$686

28  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Amounts in thousands	New York Municipal Bond Fund		Short Duration Municipal Income Fund
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$822	$621	$10,561	$11,206
Net realized gain (loss)	82	70	(3,067)	(4,737)
Net change in unrealized appreciation (depreciation)	(172)	(339)	2,519	(5,026)

Net increase resulting from operations	732	352	10,013	1,443

Distributions to Shareholders:
From net investment income
Class A	(522)	(469)	(4,650)	(5,672)
Class B	0	0	0	0
Class C	0	0	(1,151)	(1,307)
Other Classes	(300)	(152)	(4,762)	(4,227)
From net realized capital gains
Class A	(19)	0	0	0
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(10)	0	0	0

Total Distributions	(851)	(621)	(10,563)	(11,206)

Fund Share Transactions:
Receipts for shares sold
Class A	5,106	4,548	44,519	161,534
Class B	0	0	0	0
Class C	0	0	7,239	18,260
Other Classes	8,732	3,461	60,963	133,717
Issued as reinvestment of distributions
Class A	345	290	3,079	4,139
Class B	0	0	0	0
Class C	0	0	672	812
Other Classes	273	121	3,543	3,185
Cost of shares redeemed
Class A	(3,689)	(4,839)	(126,846)	(222,625)
Class B	0	0	0	0
Class C	0	0	(22,306)	(35,998)
Other Classes	(2,048)	(2,279)	(81,311)	(134,782)
Net increase (decrease) resulting from Fund share transactions	8,719	1,302	(110,448)	(71,758)
Fund Redemption Fee	1	0	7	4

Total Increase (Decrease) in Net Assets	8,601	1,033	(110,991)	(81,517)

Net Assets:
Beginning of period	22,461	21,428	401,230	482,747

End of period*	$31,062	$22,461	$290,239	$401,230

* Including undistributed (overdistributed) net investment income of:	$(7)	$(7)	$(10)	$(8)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  29

Notes to Financial Statements

March 31, 2006

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the four funds (the “Funds”) out of 54 funds offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request. The Advisor Class had not commenced operations as of March 31, 2006.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as components of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly.

30  PIMCO Funds Annual Report  |  03.31.06

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund qualifies and intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the

03.31.06  |  PIMCO Funds Annual Report  31

Notes to Financial Statements (Cont.)

March 31, 2006

borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (the “PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

32  PIMCO Funds Annual Report  |  03.31.06

Swap Agreements. Certain Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes(%)		Institutional(%)	Administrative(%)	A, B and C Classes(%)		Class D(%)		Class R(%)
California Intermediate Municipal Bond Fund	0.225	(1)	0.22	0.22	0.35		0.35		N/A
Municipal Bond Fund	0.225	(1)	0.24	0.24	0.35		0.35		N/A
New York Municipal Bond Fund	0.225	(1)	0.22	N/A	0.35		0.35		N/A
Short Duration Municipal Income Fund	0.20		0.15	0.15	0.35	(2)	0.35	(3)	N/A

(1)	Effective October 1, 2005, the investment advisory fee was reduced by 0.025% to an annual rate of 0.225%.
(2)	Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees.
(3)	Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.10% of the administrative fee.

03.31.06  |  PIMCO Funds Annual Report  33

Notes to Financial Statements (Cont.)

March 31, 2006

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

Effective October 1, 2005, the following funds have new advisory:

Advisory Fees for all classes:

Fund Name	Prior to October 1, 2005 (%)	Effective October 1, 2005(%)
California Intermediate Municipal Bond Fund	0.25	0.225
Municipal Bond Fund	0.25	0.225
New York Municipal Bond Fund	0.25	0.225

Redemption Fees. Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days, after their acquisition (by purchase or exchange).

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes.

The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Municipal Bond Fund	0.50	0.25
Short Duration Municipal Income Fund	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

AGID has contractually agreed to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short Duration Municipal Income Fund	A, B, C and D

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2006, AGID received $241,874 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

34  PIMCO Funds Annual Report  |  03.31.06

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$208,235	$190,192
Municipal Bond Fund	3,996	3,994	324,795	248,374
New York Municipal Bond Fund	0	0	21,470	12,659
Short Duration Municipal Income Fund	29,302	0	244,156	378,088

5. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2006, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$6,108

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	California Intermedia Municipal Bond Fund		Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2005	88	$100	284	$323	27	$31	218	$248
Sales	759	239	3,052	891	488	157	2,818	964
Closing Buys	(213)	(119)	(2,012)	(864)	(261)	(112)	(2,630)	(1,107)
Expirations	(364)	(143)	(302)	(88)	(144)	(48)	0	0
Exercised	0	0	0	0	0	0	0	0

Balance at 03/31/2006	270	$77	1,022	$262	110	$28	406	$105

03.31.06  |  PIMCO Funds Annual Report  35

Notes to Financial Statements (Cont.)

March 31, 2006

7. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post- October Deferrals(4)
California Intermediate Municipal Bond Fund	$367	$0	$0	$1,695	$(78)	$(4,556)	$(24)
Municipal Bond Fund	694	0	0	12,659	(310)	(9,016)	(590)
New York Municipal Bond Fund	18	22	36	72	(24)	0	0
Short Duration Municipal Income Fund	232	0	0	(430)	(242)	(10,155)	(1,373)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2006, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2011	2012	2013	2014
California Intermediate Municipal Bond Fund	$2	$1,828	$1,547	$1,179
Municipal Bond Fund	6,847	419	570	1,180
Short Duration Municipal Income Fund	19	4,260	4,137	1,739

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
California Intermediate Municipal Bond Fund	$140,989	$2,536	$(841)	$1,695
Municipal Bond Fund	386,319	11,692	(2,436)	9,256
New York Municipal Bond Fund	30,608	400	(327)	73
Short Duration Municipal Income Fund	289,721	1,180	(3,849)	(2,669)

(5)	No differences between book and tax net unrealized appreciation/(depreciation) for federal income tax purposes.

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2006				March 31, 2005
	Tax-Exempt Income Distributions	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Income Distributions	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital
California Intermediate Municipal Bond Fund	$4,902	$122	$0	$0	$4,990	$27	$0	$0
Municipal Bond Fund	11,629	288	0	0	12,139	181	0	0
New York Municipal Bond Fund	770	76	5	0	616	5	0	0
Short Duration Municipal Income Fund	9,915	648	0	0	10,959	247	0	0

(6)	Includes short-term capital gains.

36  PIMCO Funds Annual Report  |  03.31.06

Notes to Financial Statements (Cont.)

March 31, 2006

8. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				Municipal Bond Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	1,805	$17,923	1,402	$14,108	2,330	$23,788	1,485	$15,106
Class B	0	0	0	0	349	3,562	406	4,111
Class C	0	0	0	0	842	8,591	917	9,308
Other Classes	4,052	40,157	2,237	22,482	11,513	117,653	5,351	54,385
Issued as reinvestment of distributions
Class A	101	1,005	108	1,085	135	1,383	123	1,250
Class B	0	0	0	0	46	470	59	601
Class C	0	0	0	0	116	1,188	141	1,429
Other Classes	317	3,152	293	2,937	564	5,763	501	5,082
Cost of shares redeemed
Class A	(1,679)	(16,648)	(1,665)	(16,714)	(1,462)	(14,932)	(2,072)	(21,019)
Class B	0	0	0	0	(963)	(9,839)	(1,022)	(10,371)
Class C	0	0	0	0	(1,454)	(14,848)	(2,097)	(21,260)
Other Classes	(2,709)	(26,879)	(2,044)	(20,499)	(4,616)	(47,143)	(7,153)	(72,565)

Net increase (decrease) resulting from Fund share transactions	1,887	$18,710	331	$3,399	7,400	$75,636	(3,361)	$(33,943)

	New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	471	$5,106	421	$4,548	4,491	$44,519	16,021	$161,534
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	731	7,239	1,810	18,260
Other Classes	804	8,732	321	3,461	6,157	60,963	13,267	133,717
Issued as reinvestment of distributions
Class A	32	345	27	290	311	3,079	412	4,139
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	68	672	81	812
Other Classes	25	273	12	121	358	3,543	316	3,185
Cost of shares redeemed
Class A	(341)	(3,689)	(452)	(4,839)	(12,809)	(126,846)	(22,116)	(222,625)
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(2,253)	(22,306)	(3,579)	(35,998)
Other Classes	(189)	(2,048)	(214)	(2,279)	(8,214)	(81,311)	(13,384)	(134,782)

Net (decrease) resulting from Fund share transactions	802	$8,719	115	$1,302	(11,160)	$(110,448)	(7,172)	$(71,758)

03.31.06  |  PIMCO Funds Annual Report  37

Notes to Financial Statements (Cont.)

March 31, 2006

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders–including certain Funds–were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

38  PIMCO Funds Annual Report  |  03.31.06

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund, and Short Duration Municipal Income Fund, four of the fifty-four Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

03.31.06  |  PIMCO Funds Annual Report  39

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of certain dividends paid or received.

Exempt Interest Dividends. For the benefit of shareholders of the California Intermediate Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, this is to inform you that for the fiscal year ended March 31, 2006, 97.57%, 100%, 92.08%, and 93.87%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. For the year ended March 31, 2005, 99.47%, 98.53%, 99.14%, and 97.8%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

40  PIMCO Funds Annual Report  |  03.31.06

Management of the Trust (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (46) Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS Management Inc., Director, PIMCO Luxembourg S.A.; and Director, PIMCO Luxembourg S.A. II.

R. Wesley Burns* (46) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (65) Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis (71) Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan (66) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Remedy Temp (staffing); Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (68) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

03.31.06  |  PIMCO Funds Annual Report  41

Management of the Trust (Unaudited) (Cont.)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ernest L. Schmider (48) President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar (42) Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (35) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (62) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (43) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (60) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (43) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen (36) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (46) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (60) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (38) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (36) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

42  PIMCO Funds Annual Report  |  03.31.06

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/05).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds	Allianz Funds

Short-Duration Bond

PIMCO Short-Term

PIMCO Low Duration

PIMCO Floating Income

Core Bond

PIMCO Total Return

Government/Mortgage

PIMCO Long-Term U.S. Government

PIMCO GNMA

PIMCO Total Return Mortgage

Credit Strategy

PIMCO Diversified Income

PIMCO High Yield

PIMCO Investment Grade

Corporate Bond

International Bond

PIMCO Global Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond (Unhedged)

PIMCO Emerging Markets Bond

PIMCO Developing Local Markets

Tax-Exempt Bond

PIMCO Short Duration

Municipal Income

PIMCO Municipal Bond

PIMCO California Intermediate

Municipal Bond

PIMCO New York Municipal Bond

Real Return Strategy

PIMCO Real Return

PIMCO CommodityRealReturn

Strategy®

PIMCO RealEstateRealReturn

Strategy

Equity-Related

PIMCO StocksPLUS®

PIMCO StocksPLUS® Total Return

PIMCO International StocksPLUS®

TR Strategy

PIMCO Fundamental IndexPLUS TR

Asset Allocation (Tactical)

PIMCO All Asset

PIMCO All Asset All Authority

Value Stock

OCC Value

NFJ Large-Cap Value

NFJ Dividend Value

OCC Renaissance

NACM Flex-Cap Value

NFJ Small-Cap Value

Blend Stock

PEA Equity Premium Strategy

OCC Core Equity

CCM Capital Appreciation

CCM Mid-Cap

Growth Stock

RCM Large-Cap Growth

RCM Strategic Growth

PEA Growth

NACM Growth

RCM Targeted Core Growth

RCM Mid-Cap

PEA Target

PEA Opportunity

International Stock

NACM Global

RCM Global Small-Cap

RCM International

Growth Equity

NACM International

NFJ International Value

NACM Pacific Rim

Sector-Related Stock

RCM Healthcare

RCM Biotechnology

RCM Technology

RCM Global Resources

Asset Allocation (Strategic)

AMM Asset Allocation

www.allianzinvestors.com

*	As of 3/31/06 according to SimFunds.

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 1-888-877-4626. Please read the prospectus carefully before you invest or send money.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ002AR_15119

Annual Report MARCH 31, 2006	PIMCO Funds

Municipal Bond Funds	NATIONAL SHORT DURATION

Share Class	PIMCO Short Duration Municipal Income Fund

D	NATIONAL

PIMCO Municipal Bond Fund

STATE-SPECIFIC

PIMCO California Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Annual Report  |  03.31.06

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Annual Report for the PIMCO Funds for the fiscal year ended March 31, 2006. The PIMCO Funds continue to grow in terms of both assets and the types of funds offered. At the end of March, assets were approximately $200 billion.

During the fiscal year, the Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%. The Federal Reserve continued its rate tightening cycle, increasing the Fed Funds rate by quarter-of-a-percent increments from 2.75% to 4.75% over this period. The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%. While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board PIMCO Funds

April 30, 2006

PIMCO Funds Annual Report  |  03.31.06  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. The oldest share class for each Fund is the Institutional share class, and the D shares (were first offered in (month/year): PIMCO Municipal Bond (4/98), PIMCO California Intermediate Municipal Bond (1/00), PIMCO New York Municipal Bond (1/00), and PIMCO Short Duration Municipal Income (1/00). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: high yield risk, emerging markets risk, derivatives risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, PIMCO Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

4  PIMCO Funds Annual Report  |  03.31.06

Important Information (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period from 10/01/05 to 03/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

PIMCO Funds Annual Report  |  03.31.06  5

A STATE - SPECIFIC TAX-EXEMPT BOND FUND	Ticker Symbol: Class D PCIDX
PIMCO California Intermediate Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.81%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.26% and 1.95% respectively.

•	The return for the Lipper California Intermediate Municipal Debt Fund Average, which consists of California municipal funds with average maturities between five and ten years, was 2.45% for the one-year period ended March 31, 2006.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was positive for performance as municipal yields increased in shorter and intermediate maturities.

•	The Fund’s average credit quality was AA- at the end of the period similar to the benchmark’s average of AA2/AA3.

•	The Fund’s Class D SEC yield after fees at March 31, 2006 was 3.16%. The yield was 5.37% on a fully tax adjusted basis with a federal tax rate of 35% and effective CA state tax rate of 6.05% or 3.55% with a federal tax rate of 10% and effective CA state tax rate of 1.00%. Your tax adjusted yield may differ depending on your tax bracket.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies that benefit when longer term Treasuries lag municipals added to performance.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as spreads to like-duration AAA yields narrowed. Yield premiums tightened over the quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception (08/31/99)
PIMCO CA Intermediate Municipal Bond Fund Class D	2.26%	3.22%	—	4.42%
Lehman Brothers California Intermediate Municipal Bond Index	2.81%	4.52%	—	5.21%
Lipper California Intermediate Municipal Debt Fund Average	2.45%	3.67%	—	4.55%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,007.50	$1,020.69
Expenses Paid During Period	$4.25	$4.28

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO CA Intermediate Muni Bond D	Lehman Brothers California Intermediate Municipal Bond Index
08/31/1999	10,000	10,000
09/30/1999	10,067	10,064
10/31/1999	9,989	9,998
11/30/1999	10,071	10,080
12/31/1999	10,024	9,988
01/31/2000	10,052	10,044
02/29/2000	10,114	10,099
03/31/2000	10,292	10,248
04/30/2000	10,265	10,169
05/31/2000	10,311	10,197
06/30/2000	10,503	10,427
07/31/2000	10,638	10,569
08/31/2000	10,789	10,734
09/30/2000	10,754	10,672
10/31/2000	10,820	10,735
11/30/2000	10,870	10,783
12/31/2000	11,048	10,956
01/31/2001	11,225	11,151
02/28/2001	11,241	11,148
03/31/2001	11,344	11,199
04/30/2001	11,159	10,995
05/31/2001	11,350	11,187
06/30/2001	11,415	11,252
07/31/2001	11,551	11,436
08/31/2001	11,781	11,647
09/30/2001	11,766	11,614
10/31/2001	11,823	11,746
11/30/2001	11,770	11,613
12/31/2001	11,674	11,491
01/31/2002	11,835	11,726
02/28/2002	11,937	11,865
03/31/2002	11,771	11,580
04/30/2002	11,957	11,840
05/31/2002	12,053	11,956
06/30/2002	12,129	12,064
07/31/2002	12,175	12,209
08/31/2002	12,237	12,384
09/30/2002	12,449	12,671
10/31/2002	12,228	12,342
11/30/2002	12,233	12,345
12/31/2002	12,380	12,565
01/31/2003	12,312	12,494
02/28/2003	12,409	12,673
03/31/2003	12,377	12,688
04/30/2003	12,371	12,766
05/31/2003	12,542	13,058
06/30/2003	12,494	12,959
07/31/2003	12,175	12,514
08/31/2003	12,187	12,647
09/30/2003	12,469	13,043
10/31/2003	12,485	12,960
11/30/2003	12,631	13,039
12/31/2003	12,723	13,138
01/31/2004	12,765	13,226
02/29/2004	12,920	13,441
03/31/2004	12,844	13,369
04/30/2004	12,619	13,034
05/31/2004	12,532	13,026
06/30/2004	12,607	13,119
07/31/2004	12,714	13,245
08/31/2004	12,869	13,516
09/30/2004	12,896	13,555
10/31/2004	12,963	13,664
11/30/2004	12,950	13,567
12/31/2004	13,032	13,705
01/31/2005	13,062	13,796
02/28/2005	13,061	13,695
03/31/2005	12,998	13,586
04/30/2005	13,116	13,816
05/31/2005	13,103	13,869
06/30/2005	13,156	13,934
07/31/2005	13,140	13,831
08/31/2005	13,232	13,978
09/30/2005	13,193	13,909
10/31/2005	13,122	13,819
11/30/2005	13,175	13,889
12/31/2005	13,259	13,965
01/31/2006	13,308	14,012
02/28/2006	13,358	14,069
03/31/2006	13,293	13,968

Regional Breakdown*

California	85.3%
Puerto Rico	6.7%
Virgin Islands	4.2%
Other	3.8%

*	% of Total Investments as of March 31, 2006

6  PIMCO Funds Annual Report  |  03.31.06

A NATIONAL TAX-EXEMPT BOND FUND	Ticker Symbols: Class D: PMBDX
PIMCO Municipal Bond Fund

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.81%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.26% and 1.95% respectively.

•	The return for the Lipper General Municipal Debt Fund Average, consisting of national municipal funds with average maturities of ten years or greater, was 3.48% for the twelve-month period ended March 31, 2006.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was positive for performance as municipal yields increased in shorter and intermediate maturities.

•	The Fund’s average credit quality was AA+ at the end of the period versus the benchmark’s average of AA1/AA2.

•	The Fund’s Class D SEC yield after fees at March 31, 2006 was 3.33%. The yield was 5.12% on a fully tax adjusted basis with a federal tax rate of 35% or 3.70% with a federal tax rate of 10%. Your tax adjusted yield may differ depending on your tax bracket.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies that benefit when longer term Treasuries lag municipals added to performance.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as spreads to like-duration AAA yields narrowed. Yield premiums tightened over the quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception	(12/31/97)
PIMCO Municipal Bond Fund Class D	3.94%	4.63%	—	4.57%
Lehman Brothers General Municipal Bond Index	3.81%	5.18%	—	5.31%
Lipper General Municipal Debt Fund Average	3.48%	4.44%	—	4.30%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,014.76	$1,020.82
Expenses Paid During Period	$4.14	$4.15

Expenses are equal to the expense ratio of 0.82% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Municipal Bond D	Lehman Brothers General Municipal Bond Index
12/31/1997	10,000	10,000
01/31/1998	10,115	10,103
02/28/1998	10,065	10,106
03/31/1998	10,070	10,115
04/30/1998	10,001	10,070
05/31/1998	10,196	10,229
06/30/1998	10,228	10,269
07/31/1998	10,236	10,295
08/31/1998	10,423	10,454
09/30/1998	10,560	10,584
10/31/1998	10,535	10,584
11/30/1998	10,560	10,621
12/31/1998	10,569	10,648
01/31/1999	10,706	10,775
02/28/1999	10,635	10,728
03/31/1999	10,641	10,742
04/30/1999	10,659	10,769
05/31/1999	10,578	10,707
06/30/1999	10,381	10,553
07/31/1999	10,399	10,591
08/31/1999	10,287	10,506
09/30/1999	10,270	10,511
10/31/1999	10,136	10,397
11/30/1999	10,238	10,507
12/31/1999	10,139	10,429
01/31/2000	10,078	10,384
02/29/2000	10,182	10,504
03/31/2000	10,411	10,734
04/30/2000	10,358	10,670
05/31/2000	10,309	10,615
06/30/2000	10,541	10,896
07/31/2000	10,668	11,048
08/31/2000	10,834	11,218
09/30/2000	10,824	11,160
10/31/2000	10,924	11,281
11/30/2000	10,895	11,367
12/31/2000	11,143	11,648
01/31/2001	11,242	11,763
02/28/2001	11,406	11,800
03/31/2001	11,529	11,906
04/30/2001	11,374	11,777
05/31/2001	11,592	11,904
06/30/2001	11,706	11,984
07/31/2001	11,903	12,161
08/31/2001	12,176	12,361
09/30/2001	12,027	12,320
10/31/2001	12,094	12,467
11/30/2001	12,057	12,362
12/31/2001	11,964	12,245
01/31/2002	12,224	12,457
02/28/2002	12,456	12,607
03/31/2002	12,215	12,360
04/30/2002	12,453	12,602
05/31/2002	12,572	12,678
06/30/2002	12,699	12,812
07/31/2002	12,774	12,978
08/31/2002	12,794	13,133
09/30/2002	13,003	13,421
10/31/2002	12,750	13,198
11/30/2002	12,700	13,144
12/31/2002	12,910	13,421
01/31/2003	12,857	13,387
02/28/2003	12,997	13,574
03/31/2003	12,959	13,582
04/30/2003	13,011	13,672
05/31/2003	13,283	13,992
06/30/2003	13,232	13,933
07/31/2003	12,849	13,445
08/31/2003	12,914	13,545
09/30/2003	13,224	13,943
10/31/2003	13,257	13,873
11/30/2003	13,427	14,018
12/31/2003	13,549	14,134
01/31/2004	13,586	14,215
02/29/2004	13,772	14,429
03/31/2004	13,630	14,379
04/30/2004	13,410	14,038
05/31/2004	13,333	13,987
06/30/2004	13,366	14,038
07/31/2004	13,493	14,223
08/31/2004	13,683	14,508
09/30/2004	13,712	14,585
10/31/2004	13,782	14,710
11/30/2004	13,772	14,589
12/31/2004	13,900	14,767
01/31/2005	13,955	14,905
02/28/2005	13,963	14,856
03/31/2005	13,907	14,762
04/30/2005	14,070	14,995
05/31/2005	14,067	15,101
06/30/2005	14,161	15,195
07/31/2005	14,199	15,126
08/31/2005	14,282	15,278
09/30/2005	14,245	15,176
10/31/2005	14,201	15,083
11/30/2005	14,270	15,156
12/31/2005	14,385	15,286
01/31/2006	14,450	15,327
02/28/2006	14,519	15,430
03/31/2006	14,455	15,324

Regional Breakdown*

Texas	11.9%
Illinois	9.0%
New York	8.9%
New Jersey	8.2%
California	6.7%
Washington	4.9%
Tennessee	4.8%
Ohio	4.2%
Wisconsin	4.0%
Other	37.4%

*	% of Total Investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  7

A STATE - SPECIFIC TAX-EXEMPT BOND FUND	Ticker Symbol: Class D: PNYDX
PIMCO New York Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and New York income tax with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The return for the Lipper New York Municipal Debt Fund Average, consisting of New York municipal funds with average maturities of ten years or more, was 3.53% for the twelve-month period ended March 31, 2006.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was slightly positive for performance as municipal yields increased in shorter and intermediate maturities.

•	The Fund’s average credit quality was AAA at the end of the period similar to the benchmark’s average of AAA/AAA.

•	The Fund’s Class D SEC yield after fees at March 31, 2006 was 3.19%. The yield was 5.31% on a fully tax adjusted basis with a federal tax rate of 35.0% and effective NY state tax rate of 5.01% or 5.58% for a New York City resident with an effective tax rate of 7.90%. The yield was 3.71% on a fully tax adjusted basis with a federal tax rate of 10.0% and effective NY state tax rate of 4.00% or 3.84% for a New York City resident with an effective tax rate of 6.90%. Your tax adjusted yield may differ depending on your tax bracket.

•	The ten-year New York Insured maturity increased 0.15% while the 30-year maturity declined 0.09%.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	Municipal bonds within New York outperformed the broader national market for the period.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception	(08/31/99)
PIMCO NY Municipal Bond Fund Class D	3.08%	4.93%	—	5.86%
Lehman Brothers New York Insured Municipal Bond Index	3.82%	5.44%	—	6.26%
Lipper New York Municipal Debt Fund Average	3.53%	4.44%	—	5.12%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,007.44	$1,020.82
Expenses Paid During Period	$4.13	$4.16

Expenses are equal to the expense ratio of 0.82% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO NY Muni Bond D	Lehman Brothers New York Insured Municipal Bond Index
08/31/1999	10,000	10,000
09/30/1999	10,036	9,987
10/31/1999	9,954	9,848
11/30/1999	10,041	9,986
12/31/1999	10,001	9,883
01/31/2000	9,951	9,826
02/29/2000	10,013	9,973
03/31/2000	10,171	10,227
04/30/2000	10,110	10,129
05/31/2000	10,073	10,058
06/30/2000	10,315	10,385
07/31/2000	10,430	10,522
08/31/2000	10,641	10,708
09/30/2000	10,656	10,642
10/31/2000	10,784	10,777
11/30/2000	10,849	10,871
12/31/2000	11,062	11,212
01/31/2001	11,210	11,308
02/28/2001	11,295	11,318
03/31/2001	11,435	11,442
04/30/2001	11,344	11,329
05/31/2001	11,651	11,462
06/30/2001	11,743	11,527
07/31/2001	11,965	11,705
08/31/2001	12,271	11,901
09/30/2001	11,863	11,794
10/31/2001	11,953	11,951
11/30/2001	11,837	11,848
12/31/2001	11,766	11,724
01/31/2002	11,951	11,967
02/28/2002	12,202	12,131
03/31/2002	12,131	11,886
04/30/2002	12,387	12,139
05/31/2002	12,580	12,198
06/30/2002	12,721	12,330
07/31/2002	12,781	12,501
08/31/2002	12,814	12,677
09/30/2002	13,066	13,011
10/31/2002	12,908	12,807
11/30/2002	12,928	12,741
12/31/2002	13,076	13,036
01/31/2003	13,012	12,998
02/28/2003	13,115	13,191
03/31/2003	13,140	13,210
04/30/2003	13,181	13,340
05/31/2003	13,492	13,671
06/30/2003	13,477	13,591
07/31/2003	12,999	13,059
08/31/2003	13,134	13,175
09/30/2003	13,440	13,571
10/31/2003	13,414	13,494
11/30/2003	13,560	13,643
12/31/2003	13,672	13,764
01/31/2004	13,745	13,849
02/29/2004	13,942	14,062
03/31/2004	13,811	13,990
04/30/2004	13,540	13,642
05/31/2004	13,483	13,603
06/30/2004	13,518	13,641
07/31/2004	13,647	13,832
08/31/2004	13,850	14,102
09/30/2004	13,913	14,187
10/31/2004	13,989	14,322
11/30/2004	13,922	14,186
12/31/2004	14,129	14,374
01/31/2005	14,214	14,523
02/28/2005	14,167	14,465
03/31/2005	14,111	14,361
04/30/2005	14,291	14,598
05/31/2005	14,374	14,714
06/30/2005	14,463	14,811
07/31/2005	14,394	14,712
08/31/2005	14,525	14,869
09/30/2005	14,436	14,738
10/31/2005	14,341	14,647
11/30/2005	14,404	14,719
12/31/2005	14,513	14,868
01/31/2006	14,550	14,902
02/28/2006	14,638	15,033
03/31/2006	14,544	14,909

Regional Breakdown*

New York	85.4%
Puerto Rico	6.6%
Other	8.0%

*	% of Total Investments as of March 31, 2006

8  PIMCO Funds Annual Report  |  03.31.06

A NATIONAL SHORT DURATION TAX-EXEMPT BOND FUND	Ticker Symbols: Class D: PSDDX
PIMCO Short Duration Municipal Income Fund

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 3.81%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.26% and 1.95% respectively.

•	The return for the Lipper Short Municipal Debt Fund Average, consisting of national municipal funds with average maturities between one to five years, was 2.12% for the twelve-month period ended March 31, 2006.

•	The Fund’s effective duration was managed longer than its benchmark throughout the period, which was negative for performance as municipal yields increased in shorter and intermediate maturities.

•	The Fund’s average credit quality was AA at the end of the period similar to the benchmark’s average of AAA.

•	The Fund’s Class D SEC yield after fees at March 31, 2006 was 3.21%. The yield was 4.94% on a fully tax adjusted basis with a federal tax rate of 35% or 3.57% with a federal tax rate of 10%. Your tax adjusted yield may differ depending on your tax bracket.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies that benefit when longer term Treasuries lag municipals significantly added to performance.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as spreads to like-duration AAA yields narrowed. Yield premiums tightened over the quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

Average Annual Total Return    For periods ended 03/31/06

	1 year	5 year	10 year	Inception	(08/31/99)
PIMCO Short Duration Municipal Income Fund Class D	3.24%	2.25%	—	2.88%
Lehman Brothers 1-Year Municipal Bond Index	1.96%	2.44%	—	3.12%
Lipper Short Municipal Debt Fund Average	2.12%	2.38%	—	2.96%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example    Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,023.82	$1,021.44
Expenses Paid During Period	$3.54	$3.53

Expenses are equal to the expense ratio of 0.70% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value    For periods ended 03/31/06

	PIMCO Short-Duration Municipal Income D	Lehman Brothers 1-Year Municipal Bond Index
08/31/1999	10,000	10,000
09/30/1999	10,027	10,034
10/31/1999	10,047	10,056
11/30/1999	10,076	10,087
12/31/1999	10,099	10,095
01/31/2000	10,137	10,133
02/29/2000	10,152	10,164
03/31/2000	10,195	10,208
04/30/2000	10,207	10,232
05/31/2000	10,222	10,249
06/30/2000	10,288	10,333
07/31/2000	10,339	10,391
08/31/2000	10,396	10,444
09/30/2000	10,445	10,467
10/31/2000	10,512	10,517
11/30/2000	10,537	10,556
12/31/2000	10,644	10,635
01/31/2001	10,700	10,761
02/28/2001	10,748	10,796
03/31/2001	10,786	10,852
04/30/2001	10,779	10,873
05/31/2001	10,842	10,949
06/30/2001	10,917	10,992
07/31/2001	10,973	11,041
08/31/2001	11,077	11,108
09/30/2001	11,057	11,162
10/31/2001	11,102	11,211
11/30/2001	11,114	11,221
12/31/2001	11,130	11,249
01/31/2002	11,185	11,340
02/28/2002	11,236	11,381
03/31/2002	11,206	11,302
04/30/2002	11,268	11,387
05/31/2002	11,316	11,437
06/30/2002	11,342	11,493
07/31/2002	11,346	11,536
08/31/2002	11,369	11,574
09/30/2002	11,381	11,600
10/31/2002	11,322	11,583
11/30/2002	11,354	11,608
12/31/2002	11,413	11,682
01/31/2003	11,444	11,709
02/28/2003	11,467	11,739
03/31/2003	11,442	11,739
04/30/2003	11,428	11,752
05/31/2003	11,492	11,790
06/30/2003	11,493	11,805
07/31/2003	11,452	11,801
08/31/2003	11,479	11,816
09/30/2003	11,562	11,871
10/31/2003	11,591	11,858
11/30/2003	11,641	11,870
12/31/2003	11,657	11,883
01/31/2004	11,663	11,908
02/29/2004	11,738	11,950
03/31/2004	11,653	11,951
04/30/2004	11,626	11,923
05/31/2004	11,609	11,904
06/30/2004	11,608	11,916
07/31/2004	11,656	11,962
08/31/2004	11,680	12,013
09/30/2004	11,680	12,006
10/31/2004	11,669	12,006
11/30/2004	11,693	11,991
12/31/2004	11,705	12,009
01/31/2005	11,649	12,019
02/28/2005	11,685	12,017
03/31/2005	11,677	12,008
04/30/2005	11,681	12,031
05/31/2005	11,626	12,046
06/30/2005	11,641	12,096
07/31/2005	11,707	12,103
08/31/2005	11,693	12,122
09/30/2005	11,776	12,145
10/31/2005	11,816	12,148
11/30/2005	11,858	12,157
12/31/2005	11,891	12,188
01/31/2006	11,969	12,222
02/28/2006	11,999	12,234
03/31/2006	12,057	12,243

Regional Breakdown*

New York	18.6%
Texas	11.6%
Washington	9.3%
Illinois	6.9%
Massachusetts	6.8%
California	5.4%
Other	41.4%

*	% of Total Investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  9

Benchmark Descriptions

Index	Description

Lehman Brothers 1-Year Municipal Bond Index	Lehman Brothers 1-Year Municipal Bond is an unmanaged index comprised of National Municipal Bond Issues having a maturity of at least one year and less than two years.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Lehman Brothers General Municipal Bond Index	Lehman Brothers General Municipal Bond consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/ 31/ 90 having a remaining maturity of at least one year.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years.

10  PIMCO Funds Annual Report  |  03.31.06

Schedule of Investments

California Intermediate Municipal Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTE S 98.0%

California 84.5%

Alameda, California Revenue Notes, Series 1998
5.500% due 09/02/2012	$1,180	$1,207
Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	473
Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	178
4.000% due 08/01/2012	225	229
Berkeley, California Unified School District General Obligations Unlimited Notes, Series 2005
4.500% due 11/01/2006	1,000	1,006
Burbank, California Community Facilities District Special Tax Revenue Notes, Series 2006
4.000% due 12/01/2009	100	100
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,074
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, Series 2003
5.200% due 11/15/2022	2,000	2,076
California State Coast Community College District General Obligation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2018	1,000	1,067
California State Department of Water Resources Revenue Bonds, Series 2005
3.150% due 05/01/2022	2,100	2,100
California State Department of Water Resources Revenue Notes, Series 1997
5.000% due 12/01/2022	125	129
California State Economic Recovery Revenue Notes, Series 2004
5.250% due 01/01/2011	5,000	5,338
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	566
5.000% due 10/01/2013	570	598
California State Educational Facilities Authority Revenue Notes, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	353
California State Educational Facilities Authority Revenue Notes, Series 1997
5.700% due 10/01/2015	135	142
California State Encinitas Union School District General Obligation Notes, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	860
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	162
California State General Obligation Bonds, Series 2004
3.040% due 05/01/2034	250	250
California State Health Facilities Financing Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	350	364
California State Health Facilities Financing Revenue Notes, Series 2005
5.000% due 07/01/2010	500	522
California State Housing Finance Agency Revenue Notes, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2005
5.000% due 07/01/2012	375	399
5.000% due 03/01/2013	1,000	1,064
California State Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,042
6.750% due 07/01/2032 (d)	1,300	1,411
California State Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035	3,400	3,294
California State Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 07/01/2013	850	892
California State Statewide Communities Development Authority Revenue Notes, Series 1998
5.100% due 05/15/2025	2,000	2,059
5.250% due 05/15/2025	1,000	1,031
California State Statewide Communities Development Authority Revenue Notes, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,079
California State Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,049
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,050
California State Tobacco Securitization Agency Revenue Notes, Series 2006
0.000% due 06/01/2028	4,500	3,538
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	505
Capistrano, California Unified School District Special Tax Notes, Series 1997
7.100% due 09/01/2021	1,785	1,882
Capistrano, California Unified School District Special Tax Notes, Series 1999
5.700% due 09/01/2020	1,500	1,624
Capistrano, California Unified School District Special Tax Notes, Series 2003
5.250% due 09/01/2016	700	706
5.375% due 09/01/2017	800	811
Chaffey, California Unified High School District General Obligation Notes, (FGIC Insured), Series 2005
5.000% due 08/01/2011	475	507
Chico, California Public Financing Authority Revenue Notes, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	496
Chula Vista, California Special Tax Notes, Series 2000
6.350% due 09/01/2017	230	249
6.400% due 09/01/2018	120	130
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,073
Corona, California Community Facilities District Special Tax Notes, Series 1998
5.875% due 09/01/2023	1,000	1,028
El Monte, California City School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,220
Fullerton, California Public Financing Authority Tax Allocation Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 09/01/2012	600	642
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.625% due 06/01/2038	5,000	5,517
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	4,650	4,683
Irvine, California Improvement Bond Act of 1915 Special Assessment Notes, Series 1997
3.100% due 09/02/2022	500	500
Lancaster, California Financing Authority Tax Allocation Revenue Notes, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,246
Los Altos, California School District General Obligation Notes, Series 2001
5.000% due 08/01/2016	200	209
Los Angeles County, California Department of Water & Power Revenue Bonds, Series 2003
5.000% due 08/01/2011	310	331
Los Angeles County, California Department of Water & Power Revenue Notes, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,608
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 10/01/2013	3,500	3,772
Los Angeles County, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	152
Los Angeles County, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,432
Los Angeles County, California Unified School District General Obligation Notes, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31
Los Angeles County, California Unified School District General Obligation Notes, Series 2005
4.250% due 10/18/2006	1,000	1,004
Los Angeles, California Unified School District General Obligation Notes, (FGIC Insured), Series 2006
5.000% due 07/01/2012	3,000	3,210

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  11

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Lucia Mar, California Unified School District General Obligation Notes, (FSA Insured), Series 2002
5.000% due 08/01/2022	$1,215	$1,273
Madera, California Unified School District General Obligation Notes, (FGIC Insured), Series 2005
5.000% due 08/01/2013	1,180	1,270
Metropolitan Water District of Southern California General Obligation Notes, Series 1993
7.250% due 03/01/2007	150	155
Milpitas, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,268
Modesto, California Wastewater Revenue Notes, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,367
Murrieta Valley, California Unified School District Special Tax Bonds, Series 2001
6.400% due 09/01/2031	700	715
Murrieta Valley, California Unified School District Special Tax Notes, Series 2001
6.350% due 09/01/2025	580	592
Newport Mesa, California Unified School District General Obligation Notes, Series 2003
5.000% due 08/01/2011	605	643
Oak Grove, California School District General Obligation Notes, (MBIA Insured), Series 2005
5.250% due 08/01/2013	540	590
Oakland, California Redevelopment Agency Tax Allocation Notes, (FGIC Insured), Series 2003
5.500% due 09/01/2015	2,250	2,466
Orange County, California Community Facilities District Special Tax Notes, Series 2000
5.600% due 08/15/2011	455	476
5.700% due 08/15/2012	485	508
5.800% due 08/15/2013	600	630
6.200% due 08/15/2018	1,025	1,085
Orange County, California Local Transportation Authority Revenue Notes, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,571
Pomona, California Public Financing Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,737
Poway, California Unified School District Special Tax Notes, Series 2005
5.125% due 09/01/2028	1,000	995
Riverside County, California Asset Leasing Corporation Revenue Notes, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	266
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	830	979
Sacramento, California Municipal Utility District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2014	1,000	1,077
San Diego County, California Certificate of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,392
San Diego County, California Water District Revenue Notes, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	660
San Francisco, California Bay Area Rapid Transit Financing Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 07/01/2016	2,150	2,316
San Francisco, California City & County Airport Commission Revenue Notes, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	313
San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,180
San Jose, California Multifamily Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	960	986
San Jose, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,063
San Jose, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	657
San Jose, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,068
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	90	99
San Ramon Valley, California Unified School District General Obligation Notes, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,761
Santa Margarita/Dana Point, California Authority Revenue Notes, (MBIA Insured), Series 1994
7.250% due 08/01/2006	150	152
South Orange County, California Public Financing Authority Special Tax Notes, (AMBAC Insured), Series 2005
5.000% due 08/15/2013	1,800	1,926
South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	539
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	501
Southeast California State Resource Recovery Facilities Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	2,125	2,265
Stockton, California Certificates of Participation Notes, Series 1999
4.750% due 08/01/2006	120	121
Sulphur Springs, California Union School District General Obligation Notes, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,310
University of California Revenue Notes, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,458

		121,736

Illinois 0.4%

Illinois State Educational Facilities Authority Revenue Notes, (FGIC Insured), Series 1993
7.820% due 07/01/2012	500	578

Louisiana 0.7%

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,056

Michigan 0.4%

Michigan State Solid Waste Disposal Revenue Notes, Series 2004
4.500% due 12/01/2013	500	501

New Jersey 0.3%

New Jersey State Economic Development Authority Revenue Notes, Series 1998
6.800% due 04/01/2018	250	284
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	150	162

		446

New York 0.7%

New York City, New York Industrial Development Agency Revenue Notes, Series 2005
5.500% due 01/01/2016	1,000	1,073

Puerto Rico 6.6%

Commonwealth of Puerto Rico General Obligation Notes, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,094
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	275
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 07/01/2026	1,175	1,232
Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Notes, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	157
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,026
Puerto Rico Public Buildings Authority Revenue Notes, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,235
Puerto Rico Public Finance Corporations Revenue Notes, Series 2004
5.750% due 08/01/2027	3,250	3,495

		9,514

Texas 0.2%

Arlington, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2000
6.560% due 02/15/2024	250	264

Virgin Islands 4.2%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2007	1,500	1,535
5.500% due 10/01/2008	3,000	3,105
Virgin Islands Public Finance Authority Revenue Notes, Series 2003
6.125% due 07/01/2022	1,250	1,342

		5,982

Total Municipal Bonds & Notes (Cost $139,455)		141,150

12  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 1.0%

Repurchase Agreement 0.8%

State Street Bank 4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $1,193. Repurchase proceeds are $1,167.)	$1,167	$1,167

U.S. Treasury Bills 0.2%

4.495% due 06/01/2006-06/15/2006 (a)(b)	370	367

Total Short-Term Instruments (Cost $1,534)		1,534

Total Investments 99.0% (Cost $140,989)		$142,684
Written Options (c) (0.0%) (Premiums $77)		(76)

Other Assets and Liabilities (Net) 1.0%		1,470

Net Assets 100.0%		$144,078

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Securities with an aggregate market value of $367 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	100	$(136)
90-Day Eurodollar December Futures	Long	12/2007	25	(8)
90-Day Eurodollar June Futures	Long	06/2007	25	(8)
90-Day Eurodollar March Futures	Long	03/2008	25	(8)
90-Day Eurodollar September Futures	Long	09/2007	25	(8)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	70	168
U.S. Treasury 5-Year Note June Futures	Long	06/2006	58	(45)

				$(45)

(c)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	100	$25	$2
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	70	18	19
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	100	34	55

				$77	$76

(d)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
California State Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,411	0.98%

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  13

Schedule of Investments

Municipal Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.8%

Alabama 2.3%

Alabama 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,440
Daphne, Alabama Special Care Facilities Financing Authority Revenue Notes, Series 1988
0.000% due 08/15/2028	3,600	3,232
Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.250% due 01/01/2019	3,300	3,453

		9,125

Alaska 0.1%

Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	544

Arizona 1.0%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,020
Phoenix, Arizona Civic Improvement Corporation Revenue Notes, (MBIA Insured), Series 2004
8.220% due 07/01/2015	667	800
Phoenix, Arizona Industrial Development Authority Revenue Notes, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	45	45
Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,267

		4,132

California 6.6%

Alameda, California Revenue Notes, Series 1998
5.000% due 09/02/2006	355	355
Bakersfield, California Certificate of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,469
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, Series 2003
5.200% due 11/15/2022	2,565	2,662
California State Economic Recovery Revenue Notes, (MBIA Insured), Series 2004
5.000% due 07/01/2011	7,270	7,734
California State Statewide Communities Development Authority Revenue Notes, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,559
Culver, California Redevelopment Agency Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	656
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	396
Foothill, California Eastern Transportation Corridor Agency Revenue Notes, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,434
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2043	3,800	4,164
Lake Elsinore, California School Refunding Authority Special Tax Notes, Series 1998
5.000% due 09/01/2006	350	352
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	420
4.700% due 09/01/2016	940	944
4.800% due 09/01/2017	875	878
San Ramon Valley, California Unified School District General Obligation Notes, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,380
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,003

		26,406

Colorado 0.7%

Colorado State Housing & Finance Authority Revenue Notes, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	70	71
Colorado State Housing & Finance Authority Revenue Notes, Series 2000
6.700% due 10/01/2016	40	40
6.750% due 04/01/2015	60	61
Denver, Colorado Health & Hospital Authority Revenue Notes, Series 1998
5.000% due 12/01/2009	1,390	1,409
Larimer County, Colorado Sales & Use Tax Revenue Notes, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,386

		2,967

Connecticut 2.9%

Connecticut State General Obligation Notes, Series 2001
7.065% due 06/15/2010	5,000	5,953
Hartford, Connecticut General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2013	500	533
University of Connecticut General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 01/15/2011	5,000	5,282

		11,768

Florida 3.4%

Florida State General Obligation Notes, Series 2003
5.000% due 07/01/2011	6,205	6,564
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,303
Orange County, Florida Health Facilities Authority Revenue Notes, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	323
Orlando, Florida Waste Water System Revenue Notes, Series 1997
2.620% due 10/01/2015	500	502
Tampa, Florida Guaranteed Entitlement Revenue Notes, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	941

		13,633

Georgia 0.4%

Georgia State Municipal Electric Authority Revenue Notes, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,340
Georgia State Municipal Electric Authority Revenue Notes, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	218

		1,558

Hawaii 1.6%

Hawaii State Housing Financial & Development Corporations Revenue Bonds, (FNMA Insured), Series 1998
4.850% due 07/01/2029	205	207
Honolulu, Hawaii City & County General Obligation Notes, (MB Insured), Series 2005
5.000% due 07/01/2017	5,000	5,337
Honolulu, Hawaii City & County General Obligation Notes, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,043

		6,587

Illinois 8.9%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	287
Chicago, Illinois Board of Education General Obligation Notes, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	514
Chicago, Illinois Board of Education General Obligation Notes, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,117
Chicago, Illinois General Obligation Notes, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,106
Chicago, Illinois Metropolitan Water Reclamation District General Obligation Notes, Series 2002
5.000% due 12/01/2011	2,300	2,438
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Notes, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,282
Cook County, Illinois School District No. 122 Oak Lawn General Obligation Notes, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,606
Cook County, Illinois Township High School District No. 225- Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	97
0.000% due 12/01/2012	135	100
0.000% due 12/01/2014	255	172
0.000% due 12/01/2015	1,885	1,209
Fox Lake, Illinois Water & Sewer Revenue Notes, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	431
Illinois State Educational Facilities Authority Revenue Notes, (FGIC Insured), Series 1993
7.820% due 07/01/2012	700	809
Illinois State General Obligation Notes, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,644
Illinois State General Obligation Notes, Series 2006
5.000% due 01/01/2014	3,100	3,294
Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	809
Illinois State Health Facilities Authority Revenue Bonds, Series 2002
3.180% due 08/15/2032	1,000	1,000

14  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Kane McHenry Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Notes, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	$1,290	$664
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,302
Lake County, Illinois Community High School District No.127 General Obligation Notes, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,356
9.000% due 02/01/2009	650	738
9.000% due 02/01/2011	690	840
9.000% due 02/01/2012	1,065	1,334
Lake, Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,924
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	860
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Notes, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,846

		35,779

Indiana 1.9%

Brownsburg, Indiana 1999 School Building Corporations General Obligation Notes, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,508
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA State Aid Withholding Insured), Series 2001
4.250% due 07/15/2011	290	296
4.400% due 01/15/2012	170	174
4.500% due 01/15/2013	190	195
4.650% due 01/15/2014	210	216
4.750% due 07/15/2009	200	205
4.750% due 01/15/2015	235	242
4.850% due 01/15/2016	295	304
5.000% due 07/15/2010	180	188
Hamilton, Indiana Southeastern Construction School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	791
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,650
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,145
South Bend, Indiana Redevelopment Authority Revenue Notes, Series 2000
5.100% due 02/01/2011	405	426
5.200% due 02/01/2012	230	243
5.500% due 02/01/2015	180	192

		7,775

Kentucky 0.8%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,760	3,057

Louisiana 3.9%

Louisiana State General Obligation Notes, (AMBAC Insured), Series 2004
5.000% due 10/15/2016	6,000	6,439
Louisiana State General Obligation Notes, (FGIC Insured), Series 2002
6.580% due 04/01/2019	2,850	3,080
Louisiana State Local Government Revenue Notes, (MBIA Insured), Series 2000
5.700% due 01/01/2010	185	194
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,111
7.216% due 11/15/2031	3,500	3,857

		15,681

Massachusetts 1.1%

Commonwealth of Massachusetts Revenue Notes, (FGIC Insured), Series 2004
5.594% due 01/01/2017	1,000	1,069
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	998
Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	250	254
Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	212
4.800% due 11/01/2008	90	91
Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2001
6.000% due 07/01/2014	500	551
Massachusetts State School Building Authority Revenue Bonds, (FSA Insured), Series 2005
5.000% due 08/15/2014	1,280	1,366

		4,541

Michigan 2.3%

Lake Fenton, Michigan Community Schools General Obligation Notes, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,824
Michigan State General Obligation Notes, Series 1992
6.250% due 11/01/2012	3,100	3,422
Michigan State Hospital Finance Authority Revenue Notes, Series 1999
6.125% due 11/15/2026	50	54
Michigan State Public Power Agency Revenue Notes, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,069
Rochester, Michigan Community School District General Obligation Notes, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,066
Rochester, Michigan Community School District General Obligation Notes, (MBIA Q-SBLF Insured), Series 1997
5.000% due 05/01/2019	750	810

		9,245

Mississippi 0.5%

Mississippi State General Obligation Notes, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,213

Missouri 1.7%

Kansas City, Missouri School District Building Corporations Revenue Notes, (FGIC Insured), Series 2003
5.000% due 02/01/2010	3,585	3,757
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	376
Missouri State Housing Development Commission Mortgage Revenue Notes, (FHA Insured), Series 2001
5.250% due 12/01/2016	620	646
St. Louis County, Missouri Industrial Development Authority Revenue Notes, Series 2005
5.000% due 11/01/2024	1,250	1,251
University Of Missouri Revenue Bonds, Series 2001
3.160% due 11/01/2031	665	665

		6,695

Nevada 0.3%

Clark County, Nevada General Obligation Notes, (AMBAC Insured), Series 2004
8.210% due 12/01/2015	870	1,050

New Hampshire 0.6%

New Hampshire State Health & Education Facilities Authority Revenue Notes, (XLCA Insured), Series 2005
3.170% due 07/01/2033	2,400	2,400

New Jersey 8.1%

Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	564
5.250% due 02/15/2010	570	588
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	3,500	3,519
6.375% due 04/01/2031	10,000	11,623
6.500% due 04/01/2031	2,115	2,430
New Jersey State Economic Development Authority Revenue Notes, Series 1998
0.000% due 04/01/2013	1,595	1,185
5.600% due 01/01/2012	1,000	1,004
6.375% due 04/01/2018	1,500	1,744
6.625% due 09/15/2012	3,500	3,593
6.800% due 04/01/2018	750	853
New Jersey State General Obligation Notes, Series 1992
6.000% due 02/15/2011	510	561
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	1,000	1,091
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	3,500	3,784

		32,539

New Mexico 1.4%

New Mexico State Finance Authority Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 06/15/2012	5,000	5,308
Santa Fe County, New Mexico Revenue Notes, Series 1998
5.250% due 05/15/2007	315	315

		5,623

New York 8.8%

New York City, New York General Obligation Bonds, Series 2005
5.000% due 04/01/2035	7,900	8,101

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  15

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
New York City, New York General Obligation Notes, (MBIA Insured), Series 2004
8.990% due 11/01/2015	$667	$810
New York City, New York General Obligation Revenue Notes, Series 2004
5.000% due 08/01/2015	2,000	2,110
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2002
5.250% due 02/01/2029	5,275	5,587
New York State Dormitory Authority Revenue Notes, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,053
New York State Dormitory Authority Revenue Notes, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,839
New York State Dormitory Authority Revenue Notes, Series 2002
6.000% due 11/15/2029	3,800	4,191
New York State TSASC IncorporateRevenue Notes, Series 1999
5.400% due 07/15/2012	3,550	3,629
New York State Urban Development Corporations Revenue Notes, Series 2002
5.500% due 01/01/2017	3,000	3,208
New York State Urban Development Corporations Revenue Notes, Series 2003
5.250% due 01/01/2021	3,500	3,630

		35,158

North Carolina 1.5%

Durham, North Carolina General Obligation Revenue Notes, Series 2002
5.000% due 04/01/2021	550	578
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 1993
7.000% due 01/01/2008	1,000	1,048
North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2003
5.500% due 01/01/2012	4,000	4,277

		5,903

Ohio 4.2%

Ohio State General Obligation Notes, Series 2004
5.000% due 05/01/2011	5,000	5,291
5.000% due 06/15/2011	7,820	8,285
Ohio State Water Development Authority Revenue Notes, Series 2002
5.375% due 12/01/2020	1,100	1,190
5.375% due 12/01/2021	1,750	1,894

		16,660

Oklahoma 1.2%

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,377
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	1,320	279

		4,656

Pennsylvania 0.4%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	775
Delaware County, Pennsylvania Authority Hospital Revenue Notes, Series 1998
4.900% due 12/01/2008	100	100
Delaware County, Pennsylvania Industrial Development Authority Revenue Notes, Series 1997
6.500% due 01/01/2008	725	753

		1,628

Puerto Rico 0.2%

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	808
6.000% due 07/01/2026	150	163

		971

Rhode Island 2.2%

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,402
6.250% due 06/01/2042	6,025	6,283

		8,685

South Carolina 0.3%

South Carolina State Medical University Hospital Facilities Revenue Notes, Series 1999
5.700% due 07/01/2012	1,000	1,068

Tennessee 4.7%

Memphis, Tennessee Electrical System Revenue Notes, (MBIA Insured), Series 2003
5.000% due 12/01/2010	14,100	14,883
Nashville & Davidson County, Tennessee Metropolitan Government Health & Educational Revenue Notes, (RADIAN Insured), Series 1998
4.450% due 08/01/2007	1,000	1,006
Shelby County, Tennessee General Obligation Notes, Series 2001 5.000% due 04/01/2023	1,000	1,033
Sullivan County, Tennessee Health Educational & Housing Faci
6.250% due 09/01/2022	1,000	1,137
Sullivan County, Tennessee Industrial Development Revenue Notes, (GNMA Insured), Series 1995
6.250% due 07/20/2015	725	739

		18,798

Texas 11.7%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	3,002
Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Notes, Series 2001
4.875% due 06/15/2011	700	726
Brazos River, Texas Authority Revenue Notes, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,589
Harris County, Texas General Obligation Notes, (MBIA-IBC Insured), Series 1997
5.100% due 08/15/2015	250	255
Houston, Texas Airport Systems Revenue Notes, (FGIC Insured), Series 2000
6.560% due 07/01/2025	2,500	2,547
Houston, Texas Airport Systems Revenue Notes, Series 2001
6.750% due 07/01/2029	1,000	1,021
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 1999
5.250% due 02/15/2018	355	370
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2005
0.000% due 02/15/2015	8,640	5,906
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2006
5.000% due 11/15/2035	4,730	4,909
Houston, Texas Water & Sewer System Revenue Notes, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,078
Houston, Texas Water Conveyance System Certificates of Participation Notes, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,680
Midlothian, Texas Independent School District General Obligation Notes, (PSF Insured), Series 1999
0.000% due 02/15/2018	1,000	493
North Texas State Health Facilities Development Corporations Revenue Notes, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,087
North Texas State University Revenue Notes, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	262
Pasadena, Texas General Obligation Notes, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,826
Red River, Texas Finance Revenue Notes, Series 2000
5.750% due 05/15/2017	750	809
Rio Grande, Texas Construction Independent School District General Obligation Bonds, (PSF Insured), Series 2000
5.875% due 08/15/2018	1,825	1,983
Sabine River, Texas Pollution Control Authority Revenue Notes, Series 2001
5.500% due 05/01/2022	1,000	1,062
San Antonio, Texas Electric & Gas Systems Revenue Notes, Series 1997
5.500% due 02/01/2015	975	1,078
San Jacinto, Texas Community College District General Obligation Notes, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	234
Tarrant County, Texas College District General Obligation Revenue Notes, Series 2005
5.000% due 02/15/2014	3,360	3,575
Texas State Affordable Housing Corporations Revenue Notes, (MBIA Insured), Series 2002
4.850% due 09/01/2012	3,335	3,351
Texas State Leander Independent School District General Obligation Revenue Notes, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	503
Texas State Water Development Board Revenue Notes, Series 2005
3.130% due 07/15/2026	500	500
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,525
University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2012	1,000	1,077

16  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Waxahachie, Texas Independent School District General Obligation Revenue Notes, (PSF Insured), Series 2002 0.000% due 08/15/2022	$1,000	$466

		46,914

Utah 0.2%

Weber County, Utah Hospital Revenue Bonds, Series 2000
3.180% due 02/15/2035	700	700

Virgin Islands 0.4%

Virgin Islands Public Finance Authority Revenue Notes, Series 2003
6.125% due 07/01/2022	1,500	1,610

Virginia 2.1%

Newport News, Virginia General Obligation Notes, (State Aid Withholding Insured), Series 2002
5.000% due 07/01/2022	1,000	1,052
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,047
Virginia State Polytechnic Institute & State University Revenue Notes, Series 1996
5.400% due 06/01/2012	1,000	1,023
Virginia State Public Building Authority Revenue Notes, Series 2005
5.000% due 08/01/2014	4,790	5,144

		8,266

Washington 4.8%

University of Washington Revenue Notes, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,756
Washington State Energy Northwest Revenue Notes, Series 2005
5.000% due 07/01/2014	5,000	5,315
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,298
0.000% due 12/01/2019	2,520	1,361
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,512

		19,242

West Virginia 0.7%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,804

Wisconsin 3.9%

Hudson, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,509
5.000% due 10/01/2019	1,040	1,105
South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	386
Wisconsin State Clean Water Revenue Notes, Series 2002
5.000% due 06/01/2018	100	104
5.000% due 06/01/2019	100	104
5.000% due 06/01/2020	100	104
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	105
5.250% due 06/01/2016	50	54
5.250% due 06/01/2017	50	54
Wisconsin State General Obligation Notes, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,215
Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	5,000	5,311
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,025	2,091
4.700% due 11/01/2012	1,285	1,335

		15,687

Total Municipal Bonds & Notes (Cost $382,812)		392,068

SHORT-TERM INSTRUMENTS 0.9%

Repurchase Agreement 0.7%

State Street Bank 4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $2,899. Repurchase proceeds are $2,839.)	2,838	2,838

U.S. Treasury Bills 0.2%

4.501% due 06/01/2006-06/15/2006 (a)	675	669

Total Short-Term Instruments (Cost $3,507)		3,507

Total Investments 98.7% (Cost $386,319)		$395,575
Written Options (d) (0.1%) (Premiums $262)		(290)
Other Assets and Liabilities (Net) 1.4%		5,622

Net Assets 100.0%		$400,907

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Security becomes interest bearing at a future date.
(c)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$3,463

(d)	Written options outstanding on March, 31 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	405	$68	$6
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	212	56	56
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	405	138	228

				$262	$290

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  17

Schedule of Investments

New York Municipal Bond Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.5%

Arkansas 0.8%

University of Arkansas University Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	$250	$259

Illinois 1.6%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Notes, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	489

New York 84.3%

Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	156
Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,115
Buffalo, New York Municipal Water Systems Finance Authority Revenue Notes, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	533
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	579
Long Island, New York Power Authority Revenue Bonds, Series 1998
3.130% due 05/01/2033	100	100
Metropolitan, New York Transportation Authority Revenue Notes, Series 2005
3.090% due 11/01/2026	1,000	1,000
Nassau County, New York Interim Finance Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,056
New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	273
New York City, New York General Obligation Notes, Series 1997
5.250% due 08/01/2021	100	103
New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	262
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	519
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	254
New York City, New York Industrial Development Agency Revenue Notes, Series 2001
5.500% due 07/01/2028	250	256
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	540
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2002
5.000% due 08/01/2024	525	547
5.250% due 11/01/2011	600	645
5.250% due 02/01/2029	500	530
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	416
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2001
3.160% due 02/01/2031	800	800
New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,025
New York State Dormitory Authority Revenue Notes, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	284
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	154
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	480
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2000
4.500% due 08/15/2022	250	259
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	265
New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	534
5.000% due 10/01/2030	750	778
New York State Dormitory Authority Revenue Notes, Series 1997
3.180% due 07/01/2012	300	300
New York State Dormitory Authority Revenue Notes, Series 2000
6.000% due 07/01/2010	150	159
New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	868
New York State Dormitory Authority Revenue Notes, Series 2002
6.000% due 11/15/2029	400	441
New York State Dormitory Authority State Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	777
New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	534
5.000% due 06/15/2014	400	424
New York State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,044
New York State Local Government Assistance Corporations Revenue Notes, (FGIC Insured), Series 2003
3.100% due 04/01/2021	500	500
New York State Local Government Assistance Corporations Revenue Notes, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	357
New York State Local Government Assistance Corporations Revenue Notes, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	155
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series
2003 5.000% due 11/15/2032	200	207
New York State Power Authority Revenue Notes, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	533
New York State Thruway Authority Highway & Board Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2015	500	536
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	262
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	535
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	535
New York State Triborough Bridge & Tunnels Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	528
New York State TSASC Incorporate Revenue Notes, Series 1999
5.400% due 07/15/2012	300	307
New York State TSASC Incorporate Revenue Notes, Series 2002
5.000% due 07/15/2014	750	798
New York State Urban Development Corporations Revenue Notes, Series 2002
5.500% due 01/01/2017	500	535
New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	523
Orange County, New York General Obligation Refunding Notes, Series 2005
5.000% due 07/15/2013	500	535
Schenectady, New York Industrial Development Agency Revenue Notes, Series 2001
5.500% due 07/01/2016	500	538
Spencerport, New York Central School District General Obligation Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	262
Troy, New York Industrial Development Agency Revenue Notes, Series 2002
5.500% due 09/01/2015	500	542

		26,198

Puerto Rico 6.5%

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,107
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	220

18  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
6.000% due 07/01/2026	$100	$109
Puerto Rico Public Finance Corporations Revenue Notes, Series 2004
5.750% due 08/01/2027	550	592

		2,028

Texas 3.4%

Coppell, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2001
0.000% due 08/15/2016	805	513
Houston, Texas Utility System Revenue Notes, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	403
Waco, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2001
5.000% due 08/15/2021	120	125

		1,041

Virgin Islands 0.9%

Virgin Islands Public Finance Authority Revenue Notes, Series 2003
6.125% due 07/01/2022	250	268

Total Municipal Bonds & Notes (Cost $30,211)		30,283

SHORT-TERM INSTRUMENTS 1.3%

Repurchase Agreement 0.9%

State Street Bank 4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $283. Repurchase proceeds are $274.)	274	274

U.S. Treasury Bills 0.4%

4.487% due 06/01/2006- 06/15/2006 (a)(b)	125	124

Total Short-Term Instruments (Cost $398)		398

Total Investments 98.8% (Cost $30,609)		$30,681
Written Options (c) (0.1%) (Premiums $28)		(31)
Other Assets and Liabilities (Net) 1.3%		412

Net Assets 100.0%		$31,062

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Securities with an aggregate market value of $124 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	6	$11

(c)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	40	$7	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	30	8	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	40	13	22

				$28	$31

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  19

Schedule of Investments

Short Duration Municipal Income Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 87.5%

Alabama 3.1%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Notes, Series 1988
0.000% due 08/15/2028	$3,500	$3,142
Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,128
5.250% due 01/01/2013	4,350	4,595
Montgomery, Alabama Industrial Development Board Revenue Notes, Series 2005
3.170% due 05/01/2021	100	100

		8,965

Alaska 0.8%

Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2001
3.200% due 12/01/2030	495	495
North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,238
North Slope Boro, Alaska General Obligation Notes, (MBIA Insured), Series 2004
0.000% due 06/30/2006	725	718

		2,451

Arizona 2.8%

Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,327
5.000% due 08/01/2012	2,305	2,452
Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,056
Phoenix, Arizona Civic Improvement Corporation Revenue Notes, (MBIA Insured), Series 2004
8.540% due 07/01/2015	1,000	1,200

		8,035

California 5.4%

California State General Obligation Bonds, Series 2004
3.040% due 05/01/2034	150	150
California State Public Works Board Lease Revenue Notes, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,603
Culver, California Redevelopment Agency Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	646
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,285	2,492
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	7,735	7,790
Pittsburg, California Redevelopment Agency Tax Allocation Notes, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	876

		15,557

Connecticut 1.3%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
2.900% due 07/01/2035	400	400
3.170% due 07/01/2040	2,600	2,600
New Britain, Connecticut General Obligation Notes, Series 2003
3.000% due 04/15/2006	140	140
4.000% due 04/15/2007	560	562

		3,702

Florida 2.7%

Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	665	689
Dade County, Florida Guaranteed Entitlement Revenue Notes, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	1,006
Gulf Breeze, Florida Revenue Notes, (MBIA Insured), Series 1997
5.359% due 12/01/2017	500	542
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	250	258
Orlando, Florida Utilities Commission Revenue Notes, Series 2002
3.150% due 10/01/2017	4,575	4,575
Orlando, Florida Waste Water System Revenue Notes, Series 1997
7.276% due 10/01/2015	750	754

		7,824

Illinois 6.8%

Chicago, Illinois Board of Education Certificates of Participation Notes, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,317
Chicago, Illinois Board of Education General Obligation Notes, (CIFG Insured), Series 2005
3.170% due 03/01/2012	5,900	5,900
De Kalb County, Illinois Community Unit School District No 424 General Obligation Notes, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,184
Illinois State Educational Facilities Authority Revenue Notes, (FGIC Insured), Series 1993
7.820% due 07/01/2012	100	116
Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,053
Illinois State General Obligation Notes, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,142
Illinois State Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	95	96
Illinois State Sales Tax Revenue Notes, Series 2004
5.000% due 06/15/2011	1,225	1,294
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	723
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,535
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,250
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,097
0.000% due 10/01/2010	15	12

		19,719

Kansas 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	374

Massachusetts 6.7%
Commonwealth of Massachusetts General Obligation Notes, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,666
Commonwealth of Massachusetts General Obligation Notes, Series 1998
5.250% due 04/01/2011	1,000	1,041
Commonwealth of Massachusetts Revenue Notes, (FGIC Insured), Series 2004
5.634% due 01/01/2016	3,200	3,416
Massachusetts State Bay Transportation Authority Revenue Notes, Series 2004
4.674% due 07/01/2020	7,005	7,005
Massachusetts State Municipal Wholesale Electric Company Revenue Notes, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,414
Massachusetts State Municipal Wholesale Electric Company Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,047
Massachusetts State Port Authority Revenue Notes, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,048
Worcester, Massachusetts General Obligation Notes, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,846

		19,483

Michigan 4.0%

Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,019
Michigan State General Obligation Notes, Series 1992
6.250% due 11/01/2012	2,750	3,035
Michigan State Municipal Bond Authority Revenue Notes, Series 2003
5.000% due 05/01/2011	7,000	7,411

		11,465

Nebraska 0.7%

University of Nebraska Revenue Notes, Series 2004
5.000% due 11/01/2006	2,050	2,066

Nevada 0.5%

Clark County, Nevada General Obligation Notes, (AMBAC Insured), Series 2004
8.530% due 12/01/2015	1,303	1,572

New Hampshire 1.4%

New Hampshire State Health & Education Facilities Authority Revenue Notes, Series 2003
3.170% due 06/01/2023	3,995	3,995

New Jersey 0.8%

New Jersey State Economic Development Authority Revenue Notes, Series 1998
6.375% due 04/01/2018	500	581

20  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	$1,500	$1,622

		2,203

New York 18.3%

Metropolitan, New York Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2005
3.180% due 11/01/2034	2,500	2,500
Metropolitan, New York Transportation Authority Revenue Notes, Series 2005
3.090% due 11/01/2026	6,000	6,000
New York City, New York General Obligation Notes, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,619
New York City, New York General Obligation Notes, (MBIA Insured), Series 2004
9.290% due 11/01/2015	1,000	1,216
New York City, New York General Obligation Notes, Series 2001
5.250% due 08/01/2012	1,350	1,434
New York City, New York General Obligation Revenue Bonds, Series 1993
3.160% due 08/01/2022	2,800	2,800
New York City, New York General Obligation Revenue Notes, (MBIA Insured), Series 2004
3.090% due 08/15/2022	1,705	1,705
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
3.160% due 06/15/2022	700	700
New York City, New York Municipal Water Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,592
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2005
5.000% due 11/01/2011	1,400	1,487
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2001
3.160% due 02/01/2031	10,000	10,000
New York State Dormitory Authority Revenue Notes, (FGIC-TCRS Insured), Series 1993
5.750% due 07/01/2009	8,085	8,462
New York State Dormitory Authority Revenue Notes, Series 2002
6.000% due 11/15/2029	800	882
New York State Energy Research & Development Authority Revenue Bonds, Series 2005
3.160% due 05/01/2039	300	300
New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	532
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	4,000	4,011
New York State TSASC Inc. Revenue Notes, Series 1999
5.400% due 07/15/2012	1,700	1,738
New York State TSASC Inc. Revenue Notes, Series 2002
5.000% due 07/15/2014	2,000	2,127
New York State Urban Development Corporations Revenue Notes, Series 2002
5.500% due 01/01/2017	2,000	2,139

		53,244

North Carolina 0.4%

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 1993
7.000% due 01/01/2008	1,000	1,048

Ohio 1.9%

Ohio State Air Quality Development Authority Revenue Notes, Series 1995
5.000% due 11/01/2015	1,000	1,041
Ohio State Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,436

		5,477

Oklahoma 2.2%

Oklahoma City, Oklahoma General Obligation Notes, Series 1999
5.000% due 07/01/2011	100	104
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,298
Tulsa, Oklahoma Airport Improvement Trust General Revenue Notes, (FGIC Insured) , Series 1978
6.400% due 06/01/2006	90	90

		6,492

Oregon 0.4%

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	824
5.000% due 10/01/2012	435	451

		1,275

Puerto Rico 1.0%

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 07/01/2026	2,600	2,726
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	269

		2,995

Tennessee 0.1%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	330	345

Texas 11.5%

Austin, Texas General Obligation Notes, Series 2003
5.000% due 09/01/2011	2,000	2,113
Dallas, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2004
5.000% due 02/15/2012	2,450	2,596
Fort Worth, Texas Water & Sewer Revenue Notes, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,659
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2005
0.000% due 02/15/2015	16,000	10,937
Houston, Texas Water Conveyance System Certificates of Participation Notes, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,081
6.800% due 12/15/2011	3,000	3,445
Laredo, Texas General Obligation Notes, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	401
Lower Colorado River, Texas Revenue Notes, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	431
Sabine River, Texas Pollution Control Authority Revenue Notes, Series 2001
5.500% due 05/01/2022	1,000	1,062
San Antonio, Texas Electricity & Gas Revenue Notes, (BNP Paribas Insured), Series 2005
3.550% due 12/01/2027	1,500	1,497
Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	590	634
Texas State Municipal Power Agency Revenue Notes, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,096
University of Texas Revenue Notes, Series 2005
7.260% due 08/15/2013	4,678	5,441

		33,393

Utah 0.5%

Weber County, Utah Hospital Revenue Bonds, Series 2000
3.180% due 02/15/2032	1,300	1,300

Virginia 1.0%

Virginia State Public School Authority General Obligation Notes, (State Aid Withholding Insured), Series 2001
4.000% due 08/01/2006	2,025	2,028
Virginia State Tobacco Settlement Financing Corporations Revenue Notes, Series 2005
5.250% due 06/01/2019	750	762

		2,790

Washington 9.2%

Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,546
Pierce County, Washington School District No. 3 Puyallup General Obligation Notes, (FSA School Bond Insured), Series 2004
5.000% due 06/01/2011	5,990	6,332
Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	2,250	2,355
Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,634
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,579
0.000% due 12/01/2019	2,960	1,599
Washington State General Obligation Notes, Series 2001
5.000% due 01/01/2012	2,000	2,096
Washington State Public Power Supply System Revenue Notes, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,026
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,508

		26,675

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  21

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Washington, D.C. 0.1%

District of Columbia General Obligation Bonds, (MBIA Insured), Series 2002
3.200% due 06/01/2031	$420	$420

West Virginia 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	110	119

Wisconsin 3.8%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,285
Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,187
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	2,085	2,136
4.500% due 11/01/2010	2,170	2,229
Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,052

		10,889

Total Municipal Bonds & Notes (Cost $256,550)		253,873

U.S. TREASURY OBLIGATIONS 10.1%

U.S. Treasury Note
4.250% due 10/15/2010	30,000	29,309

Total U.S. Treasury Obligations (Cost $29,301)		29,309

SHORT-TERM INSTRUMENTS 1.3%

Repurchase Agreement 1.1%

State Street Bank 4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $3,354. Repurchase proceeds are $3,286.)	3,285	3,285

U.S. Treasury Bills 0.2%

4.493% due 06/01/2006-06/15/2006 (a)(b)	590	585

Total Short-Term Instruments (Cost $3,870)		3,870

Total Investments 98.9% (Cost $289,721)		$287,052
Written Options (d) (0.0%) (Premiums $105)		(114)
Other Assets and Liabilities (Net) 1.1%		3,301

Net Assets 100.0%		$290,239

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Securities with an aggregate market value of $585 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	476	$(183)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	33	60

				$(123)

(c)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	$109,200	$2,240

(d)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	125	$21	$2
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	156	41	41
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	125	43	71

				$105	$114

22  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

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03.31.06  |  PIMCO Funds Annual Report  23

Financial Highlights

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income
California Intermediate Municipal Bond Fund

Class D
03/31/2006	$9.96	$0.35	$(0.13)	$0.22	$(0.35)
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)
03/31/2004	10.22	0.38	0.00	0.38	(0.38)
03/31/2003	10.16	0.40	0.12	0.52	(0.41)
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)

Municipal Bond Fund

Class D
03/31/2006	$10.14	$0.37	$0.02	$0.39	$(0.35)
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)
03/31/2004	10.18	0.38	0.14	0.52	(0.38)
03/31/2003	10.03	0.42	0.18	0.60	(0.42)
03/31/2002	10.02	0.47	0.12	0.59	(0.47)

New York Municipal Bond Fund

Class D
03/31/2006	$10.77	$0.33	$0.00	$0.33	$(0.33)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)
03/31/2004	10.68	0.32	0.22	0.54	(0.33)
03/31/2003	10.35	0.36	0.49	0.85	(0.40)
03/31/2002	10.64	0.45	0.17	0.62	(0.45)

Short Duration Municipal Income Fund

Class D
03/31/2006	$9.95	$0.31	$0.01	$0.32	$(0.31)
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)
03/31/2004	10.16	0.19	(0.01)	0.18	(0.17)
03/31/2003	10.17	0.23	(0.02)	0.21	(0.22)
03/31/2002	10.16	0.30	0.09	0.39	(0.34)

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.85%.

24  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
California Intermediate Municipal Bond Fund

Class D
03/31/2006	$0.00	$0.00	$(0.35)	$9.83	2.26%	$2,402	0.84	%(d)	3.57%	142%
03/31/2005	0.00	0.00	(0.38)	9.96	1.20	4,078	0.85		3.77	59
03/31/2004	0.00	0.00	(0.38)	10.22	3.78	4,449	0.85		3.74	137
03/31/2003	(0.05)	0.00	(0.46)	10.22	5.16	6,046	0.85		3.91	101
03/31/2002	(0.40)	0.00	(0.83)	10.16	3.77	1,444	0.87	(b)	4.41	94

Municipal Bond Fund

Class D
03/31/2006	$0.00	$0.00	$(0.35)	$10.18	3.94%	$36,022	0.84	%(d)	3.64%	74%
03/31/2005	0.00	0.00	(0.38)	10.14	2.03	25,132	0.85		3.88	64
03/31/2004	0.00	0.00	(0.38)	10.32	5.20	24,732	0.85		3.70	115
03/31/2003	(0.03)	0.00	(0.45)	10.18	6.10	21,509	0.85		4.08	108
03/31/2002	(0.11)	0.00	(0.58)	10.03	5.95	6,738	0.85		4.61	231

New York Municipal Bond Fund

Class D
03/31/2006	$(0.01)	$0.00	$(0.34)	$10.76	3.08%	$5,625	0.84	%(d)	3.02%	48%
03/31/2005	0.00	0.00	(0.33)	10.77	2.17	3,348	0.85		3.07	42
03/31/2004	(0.02)	0.00	(0.35)	10.87	5.09	3,032	0.85		3.00	147
03/31/2003	(0.12)	0.00	(0.52)	10.68	8.35	1,491	0.85		3.36	227
03/31/2002	(0.46)	0.00	(0.91)	10.35	6.08	66	0.87	(b)	4.19	204

Short Duration Municipal Income Fund

Class D
03/31/2006	$0.00	$0.00	$(0.31)	$9.96	3.24%	$28,517	0.70	%(c)	3.09%	83%
03/31/2005	0.00	0.00	(0.24)	9.95	0.22	33,141	0.78	(c)	2.41	104
03/31/2004	0.00	0.00	(0.17)	10.17	1.83	42,004	0.80		1.83	226
03/31/2003	0.00	0.00	(0.22)	10.16	2.10	9,210	0.80		2.22	152
03/31/2002	(0.04)	0.00	(0.38)	10.17	3.88	470	0.80		2.93	107

(c)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12-b-1 Fees.
(d)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  25

Statements of Assets and Liabilities

March 31, 2006

Amounts in thousands, except per share amounts	California Intermediate Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
Assets:
Investments, at value	$142,684	$395,575	$30,681	$287,052
Cash	1	588	1	139
Receivable for investments sold	2,008	0	0	28,063
Receivable for Fund shares sold	162	630	125	186
Interest and dividends receivable	1,754	5,666	364	3,494
Variation margin receivable	7	753	0	546
Swap premiums paid	0	0	0	1,135
Unrealized appreciation on swap agreements	0	3,463	0	2,240
Other assets	1	0	0	0

	146,617	406,675	31,171	322,855

Liabilities:
Payable for investments purchased	$2,001	$0	$0	$29,904
Written options outstanding	76	290	31	114
Payable for Fund shares redeemed	308	1,966	34	1,655
Dividends payable	78	310	24	242
Accrued investment advisory fee	30	82	6	53
Accrued administration fee	35	107	9	64
Accrued distribution fee	0	54	0	10
Accrued servicing fee	11	46	5	35
Variation margin payable	0	753	0	539
Swap premiums received	0	2,160	0	0

	2,539	5,768	109	32,616

Net Assets	$144,078	$400,907	$31,062	$290,239

Net Assets Consist of:
Paid in capital	$146,674	$397,470	$30,938	$302,207
Undistributed (overdistributed) net investment income	290	446	(7)	(10)
Accumulated undistributed net realized gain (loss)	(4,536)	(9,700)	50	(11,397)
Net unrealized appreciation (depreciation)	1,650	12,691	81	(561)

	$144,078	$400,907	$31,062	$290,239

Net Assets:
Class D	$2,402	$36,022	$5,625	$28,517
Other Classes	141,676	364,885	25,437	261,722

Shares Issued and Outstanding:
Class D	244	3,538	523	2,864

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Class D	$9.83	$10.18	$10.76	$9.96

Cost of Investments Owned	$140,989	$386,319	$30,609	$289,721

Premiums Received on Written Options	$77	$262	$28	$105

26  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Statements of Operations

Year Ended March 31, 2006

Amounts in thousands	California Intermediate Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
Investment Income:
Interest	$5,809	$15,502	$1,028	$12,647
Miscellaneous income	1	5	0	0

Total Income	5,810	15,507	1,028	12,647

Expenses:
Investment advisory fees	316	821	63	671
Administration fees	355	1,050	88	823
Servicing fees – Class D	8	76	12	76
Distribution and/or servicing fees – Other Classes	116	1,043	43	511
Trustees’ fees	0	1	0	1
Interest expense	0	0	0	3
Miscellaneous expense	0	1	0	1

Total Expenses	795	2,992	206	2,086

Net Investment Income	5,015	12,515	822	10,561

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	714	(1,062)	4	(2,017)
Net realized gain (loss) on futures contracts, options and swaps	(1,907)	(1,712)	78	(1,050)
Net change in unrealized appreciation (depreciation) on investments	(919)	990	(187)	952
Net change in unrealized appreciation on futures contracts, options and swaps	260	2,258	15	1,567

Net Gain (Loss)	(1,852)	474	(90)	(548)

Net Increase in Net Assets Resulting from Operations	$3,163	$12,989	$732	$10,013

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  27

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		Municipal Bond Fund
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,015	$5,026	$12,515	$12,706
Net realized gain (loss)	(1,193)	(1,250)	(2,774)	(1,027)
Net change in unrealized appreciation (depreciation)	(659)	(2,051)	3,248	(5,860)

Net increase resulting from operations	3,163	1,725	12,989	5,819

Distributions to Shareholders:
From net investment income
Class D	(107)	(154)	(1,049)	(880)
Other Classes	(4,917)	(4,863)	(10,868)	(11,440)
From net realized capital gains
Class D	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(5,024)	(5,017)	(11,917)	(12,320)

Fund Share Transactions:
Receipts for shares sold
Class D	470	880	17,933	11,647
Other Classes	57,610	35,710	135,661	71,263
Issued as reinvestment of distributions
Class D	74	98	581	592
Other Classes	4,083	3,924	8,223	7,770
Cost of shares redeemed
Class D	(2,189)	(1,243)	(7,702)	(11,392)
Other Classes	(41,338)	(35,970)	(79,060)	(113,823)
Net increase (decrease) resulting from Fund share transactions	18,710	3,399	75,636	(33,943)
Fund Redemption Fee	12	1	6	35

Total Increase (Decrease) in Net Assets	16,861	108	76,714	(40,409)

Net Assets:
Beginning of period	127,217	127,109	324,193	364,602

End of period*	$144,078	$127,217	$400,907	$324,193

* Including undistributed (overdistributed) net investment income of:	$290	$299	$446	$686

28  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	New York Municipal Bond Fund		Short Duration Municipal Income Fund
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$822	$621	$10,561	$11,206
Net realized gain (loss)	82	70	(3,067)	(4,737)
Net change in unrealized appreciation (depreciation)	(172)	(339)	2,519	(5,026)

Net increase resulting from operations	732	352	10,013	1,443

Distributions to Shareholders:
From net investment income
Class D	(145)	(96)	(934)	(854)
Other Classes	(677)	(525)	(9,629)	(10,352)
From net realized capital gains
Class D	(5)	0	0	0
Other Classes	(24)	0	0	0

Total Distributions	(851)	(621)	(10,563)	(11,206)

Fund Share Transactions:
Receipts for shares sold
Class D	3,102	1,212	2,696	6,446
Other Classes	10,736	6,797	110,025	307,065
Issued as reinvestment of distributions
Class D	133	83	256	316
Other Classes	485	328	7,038	7,820
Cost of shares redeemed
Class D	(926)	(950)	(7,562)	(14,861)
Other Classes	(4,811)	(6,168)	(222,901)	(378,544)
Net increase (decrease) resulting from Fund share transactions	8,719	1,302	(110,448)	(71,758)
Fund Redemption Fee	1	0	7	4

Total Increase (Decrease) in Net Assets	8,601	1,033	(110,991)	(81,517)

Net Assets:
Beginning of period	22,461	21,428	401,230	482,747

End of period*	$31,062	$22,461	$290,239	$401,230

* Including undistributed (overdistributed) net investment income of:	$(7)	$(7)	$(10)	$(8)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  29

Notes to Financial Statements

March 31, 2006

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Class D of the four funds (the “Funds”) out of 54 funds offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request. The Advisor Class had not commenced operations as of March 31, 2006.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

30  PIMCO Funds Annual Report  |  03.31.06

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund qualifies and intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a

03.31.06  |  PIMCO Funds Annual Report  31

Notes to Financial Statements (Cont.)

March 31, 2006

Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (the “PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. These underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements. Certain Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements,

32  PIMCO Funds Annual Report  |  03.31.06

securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
	All Classes (%)		Institutional (%)	Administrative (%)	A, B, and C Classes (%)		Class D (%)		Class R (%)
California Intermediate Municipal Bond Fund	0.225	(1)	0.22	0.22	0.35		0.35		N/A
Municipal Bond Fund	0.225	(1)	0.24	0.24	0.35		0.35		N/A
New York Municipal Bond Fund	0.225	(1)	0.22	N/A	0.35		0.35		N/A
Short Duration Municipal Income Fund	0.20		0.15	0.15	0.35	(2)	0.35	(3)	N/A

(1)	Effective October 1, 2005, the investment advisory fee was reduced by 0.025% to an annual rate of 0.225%.
(2)	Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees.
(3)	Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.10% of the administrative fees.

03.31.06  |  PIMCO Funds Annual Report  33

Notes to Financial Statements (Cont.)

March 31, 2006

Effective October 1, 2005, the following Funds have new advisory and/or administrative fee rates:

Advisory Fees for all classes:

Fund Name	Prior to October 1, 2005 (%)	Effective October 1, 2005 (%)
California Intermediate Municipal Bond Fund	0.25	0.225
Municipal Bond Fund	0.25	0.225
New York Municipal Bond Fund	0.25	0.225

Redemption Fees. Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days, after their acquisition (by purchase or exchange).

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
All Funds	—	0.25

Class B
All Funds	0.75	0.25

Class C
Municipal Bond Fund	0.50	0.25
Short Duration Municipal Income Fund	0.30	0.25
All other Funds	0.75	0.25

Class D
All Funds	—	0.25

Class R
All Funds	0.25	0.25

AGID has contractually agreed to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short Duration Municipal Income Fund	A, B, C and D

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2006, AGID received $241,874 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital

34  PIMCO Funds Annual Report  |  03.31.06

gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$208,235	$190,192
Municipal Bond Fund	3,996	3,994	324,795	248,374
New York Municipal Bond Fund	0	0	21,470	12,659
Short Duration Municipal Income Fund	29,302	0	244,156	378,088

5. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2006, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$6,108

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	California Intermedia Municipal Bond Fund		Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2005	88	$100	284	$323	27	$31	218	$248
Sales	759	239	3,052	891	488	157	2,818	964
Closing Buys	(213)	(119)	(2,012)	(864)	(261)	(112)	(2,630)	(1,107)
Expirations	(364)	(143)	(302)	(88)	(144)	(48)	0	0
Exercised	0	0	0	0	0	0	0	0

Balance at 03/31/2006	270	$77	1,022	$262	110	$28	406	$105

7. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
California Intermediate Municipal Bond Fund	$367	$0	$0	$1,695	$(78)	$(4,556)	$(24)
Municipal Bond Fund	694	0	0	12,659	(310)	(9,016)	(590)
New York Municipal Bond Fund	18	22	36	72	(24)	0	0
Short Duration Municipal Income Fund	232	0	0	(430)	(242)	(10,155)	(1,373)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown in the following page.
(4)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

03.31.06  |  PIMCO Funds Annual Report  35

Notes to Financial Statements (Cont.)

March 31, 2006

As of March 31, 2006, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2011	2012	2013	2014
California Intermediate Municipal Bond Fund	$2	$1,828	$1,547	$1,179
Municipal Bond Fund	6,847	419	570	1,180
Short Duration Municipal Income Fund	19	4,260	4,137	1,739

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
California Intermediate Municipal Bond Fund	$140,989	$2,536	$(841)	$1,695
Municipal Bond Fund	386,319	11,692	(2,436)	9,256
New York Municipal Bond Fund	30,608	400	(327)	73
Short Duration Municipal Income Fund	289,721	1,180	(3,849)	(2,669)

(5)	No differences between book and tax net unrealized appreciation/(depreciation) for federal income tax purposes.

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2006				March 31, 2005
	Tax Exempt Income Distributions	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital	Tax-exempt Income Distributions	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital
California Intermediate Municipal Bond Fund	$4,902	$122	$0	$0	$4,990	$27	$0	$0
Municipal Bond Fund	11,629	288	0	0	12,139	181	0	0
New York Municipal Bond Fund	770	76	5	0	616	5	0	0
Short Duration Municipal Income Fund	9,915	648	0	0	10,959	247	0	0

(6)	Includes short-term capital gains.

36  PIMCO Funds Annual Report  |  03.31.06

8. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				Municipal Bond Fund				New York Municipal Bond Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	47	$470	88	$880	1,757	$17,933	1,146	$11,647	285	$3,102	113	$1,212
Other Classes	5,810	57,610	3,551	35,710	13,277	135,661	7,013	71,263	990	10,736	629	6,797
Issued as reinvestment of distributions
Class D	7	74	10	98	57	581	58	592	12	133	8	83
Other Classes	411	4,083	391	3,924	804	8,223	766	7,770	45	485	31	328
Cost of shares redeemed
Class D	(219)	(2,189)	(124)	(1,243)	(755)	(7,702)	(1,122)	(11,392)	(85)	(926)	(89)	(950)
Other Classes	(4,169)	(41,338)	(3,585)	(35,970)	(7,740)	(79,060)	(11,222)	(113,823)	(445)	(4,811)	(577)	(6,168)

Net increase (decrease) resulting from Fund share transactions	1,887	$18,710	331	$3,399	7,400	$75,636	(3,361)	$(33,943)	802	$8,719	115	$1,302

	Short Duration Municipal Income Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	272	$2,696	639	$6,446
Other Classes	11,107	110,025	30,459	307,065
Issued as reinvestment of distributions
Class D	26	256	31	316
Other Classes	711	7,038	778	7,820
Cost of shares redeemed
Class D	(763)	(7,562)	(1,472)	(14,861)
Other Classes	(22,513)	(222,901)	(37,606)	(378,544)

Net (decrease) resulting from Fund share transactions	(11,160)	$(110,448)	(7,171)	$(71,758)

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

03.31.06  |  PIMCO Funds Annual Report  37

Notes to Financial Statements (Cont.)

March 31, 2006

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain Funds — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

38  PIMCO Funds Annual Report  |  03.31.06

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund, and Short Duration Municipal Income Fund, four of the fifty-four Funds constituting the PIMCO Funds (hereafter referred to as the “Funds”) at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights of the Funds for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights, four of the fifty-four Funds constituting the PIMCO Funds, (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

03.31.06  |  PIMCO Funds Annual Report  39

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of certain dividends paid or received.

Exempt Interest Dividends. For the benefit of shareholders of the California Intermediate Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, this is to inform you that for the fiscal year ended March 31, 2006, 97.57%, 100%, 92.08%, and 93.87%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. For the year ended March 31, 2005, 99.47%, 98.53%, 99.14%, and 97.8%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

40  PIMCO Funds Annual Report  |  03.31.06

Management of the Trust (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (46) Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS Management Inc., Director, PIMCO Luxembourg S.A.; and Director, PIMCO Luxembourg S.A. II.

R. Wesley Burns* (46) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (65) Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis (71) Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan (66) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Remedy Temp (staffing); Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (68) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

03.31.06  |  PIMCO Funds Annual Report  41

Management of the Trust (Cont.) (Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ernest L. Schmider (48) President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar (42) Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (35) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (62) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (43) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (60) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (43) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen (36) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (46) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (60) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (38) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (36) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

42  PIMCO Funds Annual Report  |  03.31.06

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/05).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds	Allianz Funds

Short-Duration Bond

PIMCO Short-Term

PIMCO Low Duration

PIMCO Floating Income

Core Bond

PIMCO Total Return

Government/Mortgage

PIMCO GNMA

PIMCO Total Return Mortgage

Credit Strategy

PIMCO Diversified Income

PIMCO High Yield

PIMCO Investment Grade

Corporate Bond

International Bond

PIMCO Foreign Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond (Unhedged)

PIMCO Emerging Markets Bond

PIMCO Developing Local Markets

Tax-Exempt Bond

PIMCO Short Duration

Municipal Income

PIMCO Municipal Bond

PIMCO California Intermediate

Municipal Bond

PIMCO New York Municipal Bond

Real Return Strategy

PIMCO Real Return

PIMCO CommodityRealReturn Strategy®

PIMCO RealEstateRealReturn Strategy

Equity-Related

PIMCO StocksPLUS®
PIMCO StocksPLUS® Total Return

PIMCO International StocksPLUS® TR Strategy

PIMCO Fundamental IndexPLUS TR

Asset Allocation (Tactical)

PIMCO All Asset
PIMCO All Asset All Authority

Value Stock

OCC Value

NFJ Large-Cap Value

NFJ Dividend Value

OCC Renaissance

NACM Flex-Cap Value

NFJ Small-Cap Value

Blend Stock

PEA Equity Premium Strategy

OCC Core Equity

CCM Capital Appreciation

CCM Mid-Cap

Growth Stock

RCM Large-Cap Growth
RCM Strategic Growth
PEA Growth

NACM Growth

RCM Targeted Core Growth

RCM Mid-Cap

PEA Target

International Stock

NACM Global

RCM Global Small-Cap

RCM International

Growth Equity

NACM International

NFJ International Value

NACM Pacific Rim

Sector-Related Stock

RCM Healthcare

RCM Biotechnology

RCM Technology

RCM Global Resources

www.allianzinvestors.com

*	As of 3/31/06 according to SimFunds. Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 1-888-877-4626. Please read the prospectus carefully before you invest or send money.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ022AR_15122

Annual Report MARCH 31, 2006 Bond Funds Share Class R

PIMCO Funds

SHORT-DURATION

PIMCO Short-Term Fund

PIMCO Low Duration Fund

CORE

PIMCO Total Return Fund

CREDIT STRATEGY

PIMCO High Yield Fund

INTERNATIONAL

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

REAL RETURN STRATEGY

PIMCO Real Return Fund

ASSET ALLOCATION (TACTICAL)

PIMCO All Asset Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this

Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Annual Report  |  03.31.06

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Annual Report for the PIMCO Funds for the fiscal year ended March 31, 2006. The PIMCO Funds continue to grow in terms of both assets and the types of funds offered. At the end of March, assets were approximately $200 billion.

During the fiscal year, the Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%. The Federal Reserve continued its rate tightening cycle, increasing the Fed Funds rate by quarter-of-a-percent increments from 2.75% to 4.75% over this period. The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%. While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board

PIMCO Funds

April 30, 2006

03.31.06  |  PIMCO Funds Annual Report  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. For each Fund, the oldest share class is the Institutional share class with the exception of PIMCO Real Return Fund (Class A Shares). The R Shares for each Fund were first offered in 12/02 except PIMCO All Asset, which was first offered in 1/06. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the R Share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the R shares’ different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: high yield risk, emerging markets risk, derivative risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. The All Asset Fund invests in a portfolio of mutual funds. The cost of investing in this Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

The PIMCO High Yield Fund has changed its primary benchmark from the Merrill Lynch U.S. High Yield, BB-B Rated, Index (the “Unconstrained Index”) to the Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (the “Constrained Index”). As a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, and therefore a lack of issuer and industry diversification, the Unconstrained Index was no longer an appropriate benchmark for the PIMCO High Yield Fund.

This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained by contacting a PIMCO Funds representative at 1-866-746-2606.

4  PIMCO Funds Annual Report  |  03.31.06

Important Information (cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Fund at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, from 10/01/05 to 03/31/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

03.31.06  |  PIMCO Funds Annual Report  5

AN ASSET ALLOCATON FUND	Ticker Symbol: Class R: PATRX
PIMCO All Asset Fund

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset All Authority Fund).

•	Alternative strategies were positive to performance due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPM EMBI Global Index rallied 13.83% over the twelve-month period.

•	An underweight to the International StocksPLUS® TR Strategy Fund and StocksPLUS® Total Return Fund for the entire period was a significant negative to performance as the MSCI EAFE Hedged USD Index rallied 36.42% and the S&P 500 Index gained 11.73% for the twelve-month period.

•	Tactical shifts around allocations to the CommodityRealReturn Strategy Fund® were negative to performance. An overweight in the first three months of the period was negative as the Dow Jones-AIG Total Return Commodity Index returned -4.99%. A shift to an under-weight in the last nine months of the period was also negative as the same index subsequently rallied 11.28%, finishing up 5.72% for the twelve months ended March 31, 2006.

•	An overweight to Treasury Inflation-Protected Securities (“TIPS”) strategies for the second half of the period was negative, as the U.S. TIPS Index returned -2.14%.

•	An overweight to the Long-Term U.S. Government Fund in the second half of the period hurt performance as the Long-Term Treasury Index returned -2.58% for the six months.

Average Annual Total Return  For periods ended 03/31/06

	1 year	5 year	10 year	Inception (07/31/02)
PIMCO All Asset Fund Class R	5.56%	—	—	11.56%
Lehman Brothers U.S. TIPS 1-10 Year Index	1.44%	—	—	5.53%
Consumer Price Index + 500 Basis Points	8.64%	—	—	8.12%
Lipper Flexible Portfolio Fund Average	11.65%	—	—	10.70%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$998.30	$1,006.33
Expenses Paid During Period	$1.89	$1.90

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period since the Class commenced operation on 1/31/06). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses are currently capped at 0.60%.

Change in Value  For periods ended 03/31/06

	PIMCO All Asset R	Lehman Brothers U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis points
07/31/2002	10,000	10,000	10,000
08/31/2002	10,472	10,241	10,075
09/30/2002	10,543	10,493	10,134
10/31/2002	10,495	10,363	10,193
11/30/2002	10,777	10,268	10,235
12/31/2002	11,152	10,552	10,255
01/31/2003	11,226	10,638	10,343
02/28/2003	11,687	10,956	10,466
03/31/2003	11,438	10,896	10,573
04/30/2003	11,593	10,872	10,594
05/31/2003	12,235	11,193	10,621
06/30/2003	12,122	11,171	10,676
07/31/2003	11,560	10,817	10,732
08/31/2003	11,786	10,960	10,818
09/30/2003	12,166	11,254	10,898
10/31/2003	12,362	11,272	10,932
11/30/2003	12,466	11,238	10,948
12/31/2003	12,821	11,303	10,982
01/31/2004	13,002	11,411	11,081
02/29/2004	13,320	11,634	11,187
03/31/2004	13,552	11,790	11,306
04/30/2004	12,643	11,402	11,389
05/31/2004	12,950	11,543	11,503
06/30/2004	13,024	11,535	11,588
07/31/2004	13,035	11,678	11,618
08/31/2004	13,417	11,889	11,672
09/30/2004	13,618	11,901	11,745
10/31/2004	13,864	12,045	11,856
11/30/2004	14,023	12,003	11,912
12/31/2004	14,212	12,106	11,918
01/31/2005	14,123	12,075	11,992
02/28/2005	14,280	12,031	12,112
03/31/2005	14,144	12,009	12,257
04/30/2005	14,301	12,208	12,390
05/31/2005	14,491	12,261	12,429
06/30/2005	14,664	12,292	12,487
07/31/2005	14,709	12,112	12,597
08/31/2005	15,002	12,346	12,714
09/30/2005	14,955	12,358	12,922
10/31/2005	14,649	12,248	13,002
11/30/2005	14,763	12,260	12,952
12/31/2005	14,996	12,333	12,954
01/31/2006	15,139	12,342	13,106
02/28/2006	15,173	12,306	13,187
03/31/2006	14,929	12,181	13,315

PIMCO Funds Allocation*

Real Return Asset Fund	16.7%
Real Return Fund	13.3%
Emerging Markets Bond Fund	9.5%
Long-Term U.S. Government Fund	9.4%
Total Return Fund	8.0%
Developing Local Markets Fund	7.6%
High Yield Fund	6.5%
Floating Income Fund	5.8%
Other	23.2%

*	% of total investments as of March 31, 2006

6  PIMCO Funds Annual Report  |  03.31.06

AN INTERNATIONAL BOND FUND	Ticker Symbol: Class R: PFRRX
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	U.S. duration and yield curve strategies were an overall negative for performance; the Fund maintained a focus on short-to-intermediate maturities as the yield curve flattened amid continued Fed tightening.

•	Euroland duration overweight relative to the benchmark during the beginning of the period was a strong positive as yields fell amid continued growth concerns in the region. An under-weight to Euroland bonds during the latter half of the period also added to performance as yields rose in response to a rate hike by the European Central Bank.

•	An overweight to U.K. Gilts was positive for performance as these issues outperformed amid a rate cut from the Bank of England in response to a slowdown in U.K. growth. This impact was mitigated by a focus on the short-to-intermediate portion of the U.K. yield curve as longer-dated Gilts outperformed in response to strong pension fund related demand.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was a strong positive for performance; JGB yields rose over the period as investors anticipated a normalization of the Bank of Japan’s monetary policy framework.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, buoyed by interest rate differentials between the two regions.

Average Annual Total Return  For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	3.09%	4.95%	7.16%	7.56%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	3.42%	4.39%	7.12%	7.41%
Lipper International Income Fund Average	-2.36%	7.71%	5.70%	6.09%

†	The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Redemption fees are paid to and retained by the Fund and are not sales charges. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,001.10	$1,018.95
Expenses Paid During Period	$5.99	$6.04

Expenses are equal to the expense ratio of 1.20% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/06

	PIMCO Foreign Bond Fund (U.S. Dollar Hedged) R	JPMorgan GBI Global ex-U.S. Index Hedged in USD
12/31/1992	10,000	10,000
01/31/1993	10,077	10,091
02/28/1993	10,293	10,274
03/31/1993	10,325	10,280
04/30/1993	10,318	10,281
05/31/1993	10,405	10,338
06/30/1993	10,645	10,549
07/31/1993	10,807	10,667
08/31/1993	11,063	10,889
09/30/1993	11,101	10,936
10/31/1993	11,260	11,082
11/30/1993	11,284	11,159
12/31/1993	11,559	11,390
01/31/1994	11,567	11,333
02/28/1994	11,253	11,078
03/31/1994	11,051	10,977
04/30/1994	10,940	10,899
05/31/1994	10,773	10,779
06/30/1994	10,568	10,669
07/31/1994	10,628	10,739
08/31/1994	10,518	10,636
09/30/1994	10,529	10,645
10/31/1994	10,564	10,687
11/30/1994	10,714	10,838
12/31/1994	10,638	10,813
01/31/1995	10,704	10,931
02/28/1995	10,769	11,072
03/31/1995	10,770	11,297
04/30/1995	11,028	11,477
05/31/1995	11,455	11,854
06/30/1995	11,379	11,814
07/31/1995	11,590	11,963
08/31/1995	11,804	12,067
09/30/1995	11,966	12,258
10/31/1995	12,160	12,395
11/30/1995	12,629	12,667
12/31/1995	12,809	12,785
01/31/1996	13,116	12,939
02/29/1996	12,828	12,787
03/31/1996	13,030	12,893
04/30/1996	13,339	13,047
05/31/1996	13,383	13,136
06/30/1996	13,527	13,245
07/31/1996	13,650	13,345
08/31/1996	13,976	13,522
09/30/1996	14,361	13,810
10/31/1996	14,707	14,038
11/30/1996	15,054	14,319
12/31/1996	15,125	14,339
01/31/1997	15,358	14,518
02/28/1997	15,433	14,611
03/31/1997	15,231	14,533
04/30/1997	15,365	14,690
05/31/1997	15,437	14,767
06/30/1997	15,738	15,018
07/31/1997	15,962	15,257
08/31/1997	15,888	15,275
09/30/1997	16,222	15,545
10/31/1997	16,024	15,645
11/30/1997	16,232	15,757
12/31/1997	16,461	15,962
01/31/1998	16,690	16,174
02/28/1998	16,835	16,318
03/31/1998	17,037	16,464
04/30/1998	17,086	16,548
05/31/1998	17,225	16,774
06/30/1998	17,301	16,847
07/31/1998	17,567	17,003
08/31/1998	17,418	17,338
09/30/1998	17,808	17,749
10/31/1998	17,430	17,722
11/30/1998	17,748	17,914
12/31/1998	17,989	17,892
01/31/1999	18,347	18,114
02/28/1999	18,158	17,993
03/31/1999	18,260	18,207
04/30/1999	18,486	18,438
05/31/1999	18,187	18,363
06/30/1999	17,956	18,078
07/31/1999	17,954	18,031
08/31/1999	17,814	18,063
09/30/1999	17,899	18,132
10/31/1999	17,969	18,176
11/30/1999	17,994	18,281
12/31/1999	18,142	18,336
01/31/2000	18,038	18,338
02/29/2000	18,235	18,473
03/31/2000	18,487	18,743
04/30/2000	18,542	18,844
05/31/2000	18,642	18,995
06/30/2000	18,773	19,086
07/31/2000	18,919	19,224
08/31/2000	18,891	19,227
09/30/2000	19,129	19,393
10/31/2000	19,167	19,550
11/30/2000	19,441	19,896
12/31/2000	19,793	20,117
01/31/2001	20,076	20,355
02/28/2001	20,181	20,530
03/31/2001	20,441	20,685
04/30/2001	20,306	20,545
05/31/2001	20,343	20,652
06/30/2001	20,320	20,765
07/31/2001	20,785	20,954
08/31/2001	20,960	21,130
09/30/2001	21,094	21,217
10/31/2001	21,607	21,605
11/30/2001	21,525	21,512
12/31/2001	21,415	21,334
01/31/2002	21,496	21,357
02/28/2002	21,533	21,377
03/31/2002	21,451	21,268
04/30/2002	21,668	21,440
05/31/2002	21,666	21,467
06/30/2002	21,906	21,745
07/31/2002	21,967	21,956
08/31/2002	22,119	22,219
09/30/2002	22,307	22,472
10/31/2002	22,289	22,463
11/30/2002	22,505	22,504
12/31/2002	22,899	22,828
01/31/2003	23,162	23,007
02/28/2003	23,415	23,165
03/31/2003	23,340	23,137
04/30/2003	23,422	23,188
05/31/2003	23,700	23,556
06/30/2003	23,634	23,434
07/31/2003	23,412	23,174
08/31/2003	23,307	23,007
09/30/2003	23,521	23,260
10/31/2003	23,326	23,043
11/30/2003	23,300	23,064
12/31/2003	23,538	23,280
01/31/2004	23,620	23,384
02/29/2004	23,894	23,607
03/31/2004	23,971	23,671
04/30/2004	23,918	23,485
05/31/2004	23,865	23,446
06/30/2004	23,858	23,416
07/31/2004	23,930	23,510
08/31/2004	24,155	23,843
09/30/2004	24,237	23,979
10/31/2004	24,414	24,131
11/30/2004	24,777	24,341
12/31/2004	24,933	24,492
01/31/2005	25,108	24,731
02/28/2005	25,010	24,612
03/31/2005	25,240	24,800
04/30/2005	25,525	25,113
05/31/2005	25,671	25,322
06/30/2005	25,910	25,595
07/31/2005	25,862	25,481
08/31/2005	26,033	25,688
09/30/2005	25,991	25,660
10/31/2005	25,849	25,529
11/30/2005	25,904	25,671
12/31/2005	26,165	25,862
01/31/2006	26,092	25,814
02/28/2006	26,193	25,874
03/31/2006	26,020	25,647

Country Allocation*

United States	25.8%
Germany	22.3%
Short-Term Instruments	17.9%
Japan	11.6%
France	11.0%
United Kingdom	3.8%
Other	7.6%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  7

A CREDIT STRATEGY FUND	Ticker Symbol: Class R: PHYRX
PIMCO High Yield Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	An underweight to building products contributed to relative performance, as these bonds significantly underperformed amid a slowdown in construction activity.

•	As consumer cyclicals underperformed over the twelve-month period, weighed down heavily by auto-related bonds, an underweight to the overall sector was a boost to relative returns.

•	Security selection in the telecom sector was a significant contributor to relative performance, as middle-to-lower quality wireline companies notably outperformed the overall sector.

•	As the metals and mining sector outperformed, led by middle-tier steel producers, an under-weight to the industry category detracted from returns.

•	An underweight to the finance sector, which outperformed the high-yield market over the period, detracted from relative performance.

•	Exposure to BBB-rated issues hurt performance, as this category of bonds underperformed the high-yield market.

•	Modest exposure to emerging market sovereign debt helped relative performance, as these bonds outperformed traditional high yield.

Average Annual Total Return  For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (12/15/92)
PIMCO High Yield Fund Class R	7.67%	7.06%	6.83%	8.09%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	7.03%	7.57%	6.75%	7.77%
Merrill Lynch U.S. High Yield BB-B Rated Index	7.43%	7.14%	6.55%	7.62%
Lipper High Current Yield Fund Average	6.77%	6.92%	5.43%	6.56%

†	The Fund began operations on 12/15/92. Index comparisons began on 12/31/92. For periods prior to 12/31/96 (inception of the Constrained Index), values reflect the Unconstrained Index.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,034.00	$1,019.20
Expenses Paid During Period	$5.83	$5.79

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/06

	PIMCO High Yield R	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated
12/31/1992	10,000	10,000	10,000
01/31/1993	10,222	10,241	10,241
02/28/1993	10,405	10,432	10,432
03/31/1993	10,609	10,611	10,611
04/30/1993	10,716	10,687	10,687
05/31/1993	10,789	10,824	10,824
06/30/1993	11,077	11,026	11,026
07/31/1993	11,149	11,132	11,132
08/31/1993	11,268	11,234	11,234
09/30/1993	11,319	11,289	11,289
10/31/1993	11,617	11,501	11,501
11/30/1993	11,700	11,554	11,554
12/31/1993	11,795	11,664	11,664
01/31/1994	12,040	11,910	11,910
02/28/1994	12,032	11,820	11,820
03/31/1994	11,666	11,438	11,438
04/30/1994	11,559	11,302	11,302
05/31/1994	11,636	11,258	11,258
06/30/1994	11,646	11,299	11,299
07/31/1994	11,749	11,383	11,383
08/31/1994	11,842	11,459	11,459
09/30/1994	11,918	11,452	11,452
10/31/1994	11,918	11,481	11,481
11/30/1994	11,864	11,389	11,389
12/31/1994	12,001	11,523	11,523
01/31/1995	12,112	11,699	11,700
02/28/1995	12,438	12,062	12,062
03/31/1995	12,614	12,224	12,224
04/30/1995	12,882	12,506	12,506
05/31/1995	13,248	12,904	12,904
06/30/1995	13,349	13,009	13,009
07/31/1995	13,520	13,138	13,138
08/31/1995	13,616	13,240	13,240
09/30/1995	13,799	13,394	13,394
10/31/1995	13,994	13,510	13,510
11/30/1995	14,158	13,646	13,646
12/31/1995	14,388	13,866	13,866
01/31/1996	14,614	14,070	14,070
02/29/1996	14,622	14,070	14,070
03/31/1996	14,497	14,025	14,025
04/30/1996	14,554	14,021	14,021
05/31/1996	14,595	14,112	14,112
06/30/1996	14,647	14,204	14,204
07/31/1996	14,770	14,295	14,295
08/31/1996	15,002	14,437	14,437
09/30/1996	15,343	14,760	14,760
10/31/1996	15,488	14,942	14,942
11/30/1996	15,817	15,242	15,243
12/31/1996	15,965	15,355	15,355
01/31/1997	16,120	15,472	15,478
02/28/1997	16,361	15,682	15,689
03/31/1997	16,138	15,468	15,466
04/30/1997	16,303	15,659	15,623
05/31/1997	16,666	16,001	15,950
06/30/1997	16,905	16,243	16,198
07/31/1997	17,331	16,685	16,652
08/31/1997	17,317	16,656	16,613
09/30/1997	17,599	16,927	16,891
10/31/1997	17,608	16,999	16,976
11/30/1997	17,768	17,150	17,130
12/31/1997	17,960	17,323	17,310
01/31/1998	18,260	17,579	17,565
02/28/1998	18,349	17,662	17,647
03/31/1998	18,483	17,815	17,798
04/30/1998	18,520	17,885	17,871
05/31/1998	18,605	18,019	17,994
06/30/1998	18,734	18,118	18,096
07/31/1998	18,923	18,231	18,209
08/31/1998	18,153	17,418	17,404
09/30/1998	18,372	17,532	17,523
10/31/1998	18,181	17,190	17,186
11/30/1998	18,940	17,997	17,989
12/31/1998	19,011	17,991	17,981
01/31/1999	19,251	18,190	18,180
02/28/1999	19,084	18,069	18,060
03/31/1999	19,232	18,271	18,263
04/30/1999	19,546	18,537	18,531
05/31/1999	19,163	18,354	18,342
06/30/1999	19,149	18,314	18,307
07/31/1999	19,192	18,337	18,334
08/31/1999	19,107	18,176	18,182
09/30/1999	19,109	18,152	18,155
10/31/1999	19,076	18,083	18,087
11/30/1999	19,330	18,298	18,304
12/31/1999	19,421	18,438	18,445
01/31/2000	19,324	18,350	18,356
02/29/2000	19,361	18,356	18,364
03/31/2000	18,964	18,071	18,081
04/30/2000	18,996	18,088	18,098
05/31/2000	18,892	17,896	17,907
06/30/2000	19,245	18,288	18,299
07/31/2000	19,387	18,378	18,390
08/31/2000	19,657	18,588	18,602
09/30/2000	19,588	18,422	18,437
10/31/2000	19,179	17,881	17,896
11/30/2000	18,806	17,250	17,265
12/31/2000	19,211	17,717	17,733
01/31/2001	19,993	18,823	18,841
02/28/2001	20,195	19,056	19,073
03/31/2001	19,946	18,710	18,727
04/30/2001	19,787	18,517	18,538
05/31/2001	20,002	18,803	18,820
06/30/2001	19,680	18,365	18,384
07/31/2001	19,975	18,636	18,657
08/31/2001	20,137	18,799	18,820
09/30/2001	19,320	17,666	17,683
10/31/2001	19,739	18,236	18,258
11/30/2001	20,080	18,831	18,857
12/31/2001	20,038	18,679	18,690
01/31/2002	20,070	18,772	18,782
02/28/2002	19,866	18,609	18,608
03/31/2002	20,028	19,017	19,009
04/30/2002	20,199	19,273	19,259
05/31/2002	20,025	19,244	19,223
06/30/2002	19,012	18,205	17,826
07/31/2002	17,911	17,559	17,132
08/31/2002	18,633	18,058	17,673
09/30/2002	18,167	17,819	17,405
10/31/2002	18,300	17,655	17,246
11/30/2002	19,420	18,681	18,249
12/31/2002	19,744	18,884	18,448
01/31/2003	20,228	19,299	18,862
02/28/2003	20,521	19,524	19,080
03/31/2003	21,015	19,963	19,512
04/30/2003	22,064	20,920	20,453
05/31/2003	22,276	21,061	20,590
06/30/2003	22,704	21,597	21,119
07/31/2003	22,181	21,256	20,769
08/31/2003	22,525	21,492	21,007
09/30/2003	23,016	22,033	21,528
10/31/2003	23,419	22,434	21,922
11/30/2003	23,632	22,719	22,202
12/31/2003	24,263	23,205	22,682
01/31/2004	24,457	23,505	22,975
02/29/2004	24,330	23,556	23,024
03/31/2004	24,444	23,765	23,228
04/30/2004	24,202	23,564	23,032
05/31/2004	23,854	23,186	22,663
06/30/2004	24,133	23,480	22,950
07/31/2004	24,500	23,850	23,312
08/31/2004	24,995	24,293	23,745
09/30/2004	25,357	24,621	24,065
10/31/2004	25,854	25,055	24,490
11/30/2004	26,009	25,208	24,639
12/31/2004	26,386	25,510	24,934
01/31/2005	26,381	25,529	24,952
02/28/2005	26,748	25,876	25,293
03/31/2005	26,060	25,183	24,612
04/30/2005	25,879	25,044	24,474
05/31/2005	26,471	25,500	24,921
06/30/2005	26,880	25,902	25,364
07/31/2005	27,194	26,207	25,707
08/31/2005	27,344	26,322	25,793
09/30/2005	27,137	26,122	25,562
10/31/2005	26,937	25,915	25,415
11/30/2005	27,149	26,126	25,541
12/31/2005	27,424	26,375	25,770
01/31/2006	27,765	26,661	26,178
02/28/2006	28,044	26,883	26,299
03/31/2006	28,059	26,952	26,440

Sector Breakdown*

Corporate Bonds & Notes	82.7%
Short-Term Instruments	6.2%
Other	11.1%

*	% of total investments as of March 31, 2006

8  PIMCO Funds Annual Report  |  03.31.06

A SHORT-DURATION BOND FUND	Ticker Symbol: Class R: PLDRX
PIMCO Low Duration Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Tactical duration positioning significantly detracted from performance; extending duration during the second half of the period hurt returns as yields moved higher.

•	Broader-than-benchmark maturity structure was slightly positive for performance as yields on maturities three years and longer rose the least. Exposure to short-term rates via Eurodollar futures also enhanced returns as those contracts outperformed the index.

•	A mortgage emphasis was slightly positive for returns. While the sector underperformed Treasuries on a like-duration basis, security selection helped performance.

•	Corporate bonds were positive for performance as short-term corporates outperformed like-duration Treasuries, benefiting from a strengthening economy and investors’ search for extra yield.

•	Exposure to high-quality emerging markets was positive for performance. Emerging markets bonds benefited from continued improvement in credit fundamentals and investors’ demand for higher-yielding securities.

•	Tactical exposure to Euroland issues, and shorter-maturity U.K. securities later in the period, helped returns. These positions outperformed Treasuries amid slower growth and more muted inflation in those economies.

•	A tactical allocation to real return bonds early in the period had a slight negative impact as Treasury Inflation-Protected Securities under-performed nominal Treasuries for the period.

Average Annual Total Return  For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (05/11/87)
PIMCO Low Duration Fund Class R	1.30%	3.15%	4.70%	6.05%
Merrill Lynch 1-3 Year Treasury Index	2.32%	3.18%	4.79%	6.05%
Lipper Short Investment Grade Debt Fund Average	2.38%	3.03%	4.48%	5.68%

†	The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,003.80	$1,019.46
Expenses Paid During Period	$5.48	$5.53

Expenses are equal to the expense ratio of 1.10% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/06

	PIMCO Low Duration R	Merrill Lynch 1-3 Year Treasury Index
05/31/1987	10,000	10,000
06/30/1987	10,087	10,109
07/31/1987	10,118	10,158
08/31/1987	10,110	10,167
09/30/1987	10,080	10,127
10/31/1987	10,237	10,351
11/30/1987	10,347	10,414
12/31/1987	10,401	10,480
01/31/1988	10,567	10,648
02/29/1988	10,638	10,735
03/31/1988	10,698	10,756
04/30/1988	10,737	10,772
05/31/1988	10,754	10,756
06/30/1988	10,849	10,868
07/31/1988	10,900	10,876
08/31/1988	10,937	10,899
09/30/1988	11,031	11,026
10/31/1988	11,126	11,136
11/30/1988	11,133	11,106
12/31/1988	11,176	11,132
01/31/1989	11,263	11,219
02/28/1989	11,274	11,219
03/31/1989	11,311	11,270
04/30/1989	11,439	11,443
05/31/1989	11,668	11,614
06/30/1989	11,915	11,831
07/31/1989	12,083	12,006
08/31/1989	12,020	11,932
09/30/1989	12,075	12,003
10/31/1989	12,227	12,184
11/30/1989	12,331	12,299
12/31/1989	12,386	12,348
01/31/1990	12,370	12,358
02/28/1990	12,448	12,416
03/31/1990	12,508	12,457
04/30/1990	12,493	12,482
05/31/1990	12,696	12,673
06/30/1990	12,826	12,806
07/31/1990	12,959	12,966
08/31/1990	12,977	13,005
09/30/1990	13,041	13,111
10/31/1990	13,128	13,255
11/30/1990	13,277	13,386
12/31/1990	13,412	13,548
01/31/1991	13,527	13,672
02/28/1991	13,627	13,754
03/31/1991	13,735	13,846
04/30/1991	13,894	13,977
05/31/1991	13,995	14,062
06/30/1991	14,076	14,119
07/31/1991	14,223	14,242
08/31/1991	14,418	14,437
09/30/1991	14,599	14,593
10/31/1991	14,717	14,750
11/30/1991	14,867	14,903
12/31/1991	15,108	15,131
01/31/1992	15,112	15,107
02/29/1992	15,179	15,160
03/31/1992	15,179	15,154
04/30/1992	15,277	15,293
05/31/1992	15,424	15,432
06/30/1992	15,558	15,590
07/31/1992	15,756	15,765
08/31/1992	15,852	15,903
09/30/1992	16,001	16,055
10/31/1992	15,996	15,959
11/30/1992	15,996	15,933
12/31/1992	16,155	16,084
01/31/1993	16,297	16,251
02/28/1993	16,481	16,390
03/31/1993	16,565	16,439
04/30/1993	16,635	16,541
05/31/1993	16,645	16,495
06/30/1993	16,801	16,616
07/31/1993	16,848	16,655
08/31/1993	17,003	16,800
09/30/1993	17,059	16,855
10/31/1993	17,167	16,888
11/30/1993	17,173	16,892
12/31/1993	17,283	16,954
01/31/1994	17,366	17,063
02/28/1994	17,281	16,954
03/31/1994	17,195	16,870
04/30/1994	17,128	16,810
05/31/1994	17,099	16,834
06/30/1994	17,124	16,884
07/31/1994	17,273	17,029
08/31/1994	17,335	17,089
09/30/1994	17,299	17,050
10/31/1994	17,287	17,088
11/30/1994	17,282	17,012
12/31/1994	17,263	17,050
01/31/1995	17,413	17,288
02/28/1995	17,624	17,525
03/31/1995	17,685	17,623
04/30/1995	17,898	17,780
05/31/1995	18,213	18,091
06/30/1995	18,296	18,188
07/31/1995	18,293	18,263
08/31/1995	18,481	18,372
09/30/1995	18,636	18,461
10/31/1995	18,765	18,617
11/30/1995	18,973	18,782
12/31/1995	19,188	18,926
01/31/1996	19,318	19,087
02/29/1996	19,183	19,006
03/31/1996	19,164	18,989
04/30/1996	19,160	19,005
05/31/1996	19,168	19,044
06/30/1996	19,352	19,181
07/31/1996	19,406	19,256
08/31/1996	19,491	19,323
09/30/1996	19,756	19,498
10/31/1996	20,029	19,717
11/30/1996	20,287	19,868
12/31/1996	20,220	19,868
01/31/1997	20,378	19,962
02/28/1997	20,449	20,007
03/31/1997	20,355	20,000
04/30/1997	20,591	20,163
05/31/1997	20,752	20,301
06/30/1997	20,903	20,440
07/31/1997	21,227	20,665
08/31/1997	21,204	20,684
09/30/1997	21,378	20,841
10/31/1997	21,523	20,996
11/30/1997	21,573	21,047
12/31/1997	21,726	21,191
01/31/1998	21,878	21,396
02/28/1998	21,942	21,415
03/31/1998	22,023	21,502
04/30/1998	22,131	21,603
05/31/1998	22,259	21,718
06/30/1998	22,299	21,831
07/31/1998	22,393	21,933
08/31/1998	22,467	22,209
09/30/1998	22,911	22,503
10/31/1998	22,863	22,613
11/30/1998	22,984	22,594
12/31/1998	23,113	22,673
01/31/1999	23,203	22,763
02/28/1999	23,069	22,652
03/31/1999	23,253	22,810
04/30/1999	23,363	22,883
05/31/1999	23,276	22,868
06/30/1999	23,274	22,940
07/31/1999	23,262	23,012
08/31/1999	23,265	23,079
09/30/1999	23,425	23,229
10/31/1999	23,509	23,291
11/30/1999	23,596	23,335
12/31/1999	23,627	23,368
01/31/2000	23,584	23,359
02/29/2000	23,743	23,515
03/31/2000	23,904	23,661
04/30/2000	23,942	23,722
05/31/2000	24,002	23,820
06/30/2000	24,278	24,067
07/31/2000	24,409	24,219
08/31/2000	24,668	24,398
09/30/2000	24,779	24,573
10/31/2000	24,767	24,705
11/30/2000	24,947	24,939
12/31/2000	25,264	25,236
01/31/2001	25,661	25,552
02/28/2001	25,776	25,718
03/31/2001	25,975	25,933
04/30/2001	26,037	26,002
05/31/2001	26,232	26,149
06/30/2001	26,285	26,238
07/31/2001	26,719	26,532
08/31/2001	26,868	26,685
09/30/2001	27,121	27,124
10/31/2001	27,457	27,380
11/30/2001	27,160	27,321
12/31/2001	27,093	27,331
01/31/2002	27,334	27,386
02/28/2002	27,541	27,519
03/31/2002	27,316	27,333
04/30/2002	27,668	27,638
05/31/2002	27,834	27,749
06/30/2002	27,912	27,982
07/31/2002	28,021	28,323
08/31/2002	28,290	28,420
09/30/2002	28,434	28,655
10/31/2002	28,562	28,720
11/30/2002	28,639	28,634
12/31/2002	28,957	28,903
01/31/2003	29,024	28,900
02/28/2003	29,253	29,020
03/31/2003	29,306	29,073
04/30/2003	29,443	29,128
05/31/2003	29,579	29,237
06/30/2003	29,650	29,282
07/31/2003	29,152	29,122
08/31/2003	29,257	29,142
09/30/2003	29,590	29,406
10/31/2003	29,442	29,297
11/30/2003	29,460	29,282
12/31/2003	29,598	29,452
01/31/2004	29,687	29,512
02/29/2004	29,827	29,653
03/31/2004	29,886	29,746
04/30/2004	29,632	29,459
05/31/2004	29,606	29,431
06/30/2004	29,638	29,429
07/31/2004	29,766	29,536
08/31/2004	30,004	29,740
09/30/2004	29,971	29,714
10/31/2004	30,094	29,804
11/30/2004	30,015	29,657
12/31/2004	30,081	29,719
01/31/2005	30,033	29,709
02/28/2005	29,976	29,641
03/31/2005	29,937	29,643
04/30/2005	30,116	29,809
05/31/2005	30,207	29,921
06/30/2005	30,238	29,980
07/31/2005	30,155	29,895
08/31/2005	30,345	30,081
09/30/2005	30,211	30,006
10/31/2005	30,136	30,003
11/30/2005	30,186	30,099
12/31/2005	30,330	30,214
01/31/2006	30,386	30,265
02/28/2006	30,409	30,289
03/31/2006	30,327	30,331

Sector Breakdown*

Short-Term Instruments	39.6%
U.S. Government Agencies	26.9%
Mortgage-Backed Securities	14.2%
Corporate Bonds & Notes	9.1%
Asset-Backed Securities	8.3%
Other	1.9%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  9

A REAL RETURN STRATEGY FUND	Ticker Symbol: Class R: PRRRX
PIMCO Real Return Fund

•	The Real Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the one-year period, ten-year real yields increased by 0.57%, compared to a 0.37% increase for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.59% at March 31, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.74% on March 31, 2005. The twelve-month CPI-U change for the period ended March 31, 2006, was 3.36%.

•	The effective duration of the Fund was 7.15 years on March 31, 2006, compared to a duration of 7.21 years for the benchmark.

•	The Fund’s above-index duration for the period detracted slightly due to rising real yields for the period.

•	The Fund’s emphasis on European nominal bonds for the first half of the period was positive, as nominal yields in Europe fell more than in the U.S.

•	Modest exposure to emerging market bonds was positive to performance as spreads on emerging market bonds narrowed relative to treasuries. The spread on the EMBI Global Bond Index narrowed 1.82% relative to the ten-year U.S. Treasury.

Average Annual Total Return  For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (01/29/97)
PIMCO Real Return Fund Class R	0.09%	6.80%	—	7.05%
Lehman Brothers U.S. TIPS Index	0.86%	7.24%	—	6.84%
Lipper Treasury Inflation Protected Securities Fund Average	0.17%	6.06%	—	5.92%

†	The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$974.40	$1,019.19
Expenses Paid During Period	$5.66	$5.79

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/06

	PIMCO Real Return R	Lehman Brothers U.S. TIPS Index
01/31/1997	10,000	10,000
02/28/1997	10,029	10,033
03/31/1997	9,933	9,896
04/30/1997	9,988	9,956
05/31/1997	10,042	10,010
06/30/1997	10,015	9,978
07/31/1997	10,132	10,072
08/31/1997	10,148	10,103
09/30/1997	10,162	10,123
10/31/1997	10,285	10,227
11/30/1997	10,332	10,284
12/31/1997	10,273	10,241
01/31/1998	10,327	10,291
02/28/1998	10,310	10,282
03/31/1998	10,327	10,277
04/30/1998	10,375	10,315
05/31/1998	10,411	10,388
06/30/1998	10,442	10,414
07/31/1998	10,517	10,463
08/31/1998	10,518	10,486
09/30/1998	10,757	10,697
10/31/1998	10,807	10,721
11/30/1998	10,784	10,710
12/31/1998	10,733	10,646
01/31/1999	10,884	10,769
02/28/1999	10,853	10,693
03/31/1999	10,912	10,689
04/30/1999	11,086	10,760
05/31/1999	11,159	10,834
06/30/1999	11,139	10,841
07/31/1999	11,152	10,835
08/31/1999	11,202	10,854
09/30/1999	11,244	10,896
10/31/1999	11,259	10,918
11/30/1999	11,340	10,984
12/31/1999	11,268	10,896
01/31/2000	11,329	10,945
02/29/2000	11,406	11,047
03/31/2000	11,743	11,369
04/30/2000	11,886	11,520
05/31/2000	11,845	11,490
06/30/2000	11,997	11,635
07/31/2000	12,084	11,734
08/31/2000	12,192	11,821
09/30/2000	12,286	11,883
10/31/2000	12,410	12,026
11/30/2000	12,585	12,201
12/31/2000	12,696	12,332
01/31/2001	13,013	12,590
02/28/2001	13,248	12,803
03/31/2001	13,344	12,926
04/30/2001	13,440	12,998
05/31/2001	13,609	13,152
06/30/2001	13,586	13,136
07/31/2001	13,801	13,355
08/31/2001	13,833	13,374
09/30/2001	13,903	13,451
10/31/2001	14,206	13,770
11/30/2001	13,877	13,464
12/31/2001	13,704	13,306
01/31/2002	13,763	13,385
02/28/2002	13,984	13,588
03/31/2002	13,870	13,504
04/30/2002	14,275	13,873
05/31/2002	14,515	14,093
06/30/2002	14,710	14,293
07/31/2002	14,929	14,528
08/31/2002	15,475	15,049
09/30/2002	15,816	15,428
10/31/2002	15,332	15,016
11/30/2002	15,370	15,005
12/31/2002	15,934	15,510
01/31/2003	16,014	15,627
02/28/2003	16,560	16,212
03/31/2003	16,257	15,949
04/30/2003	16,218	15,908
05/31/2003	16,996	16,663
06/30/2003	16,843	16,493
07/31/2003	16,042	15,731
08/31/2003	16,353	16,013
09/30/2003	16,940	16,543
10/31/2003	16,975	16,633
11/30/2003	16,982	16,643
12/31/2003	17,166	16,813
01/31/2004	17,356	17,006
02/29/2004	17,761	17,398
03/31/2004	18,036	17,677
04/30/2004	17,201	16,819
05/31/2004	17,471	17,122
06/30/2004	17,471	17,130
07/31/2004	17,658	17,290
08/31/2004	18,090	17,753
09/30/2004	18,114	17,788
10/31/2004	18,310	17,966
11/30/2004	18,321	17,923
12/31/2004	18,616	18,236
01/31/2005	18,549	18,237
02/28/2005	18,491	18,159
03/31/2005	18,532	18,176
04/30/2005	18,866	18,523
05/31/2005	18,987	18,650
06/30/2005	19,036	18,729
07/31/2005	18,666	18,336
08/31/2005	19,080	18,759
09/30/2005	19,036	18,733
10/31/2005	18,758	18,494
11/30/2005	18,735	18,526
12/31/2005	18,971	18,754
01/31/2006	18,996	18,752
02/28/2006	18,986	18,743
03/31/2006	18,549	18,332

Sector Breakdown*

U.S. Treasury Obligations	82.4%
U.S. Government Agencies	7.8%
Other	9.8%

*	% of total investments as of March 31, 2006

10  PIMCO Funds Annual Report  |  03.31.06

A SHORT-DURATION BOND FUND	Ticker Symbol: Class R: PTSRX
PIMCO Short-Term Fund

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration detracted from performance as the Federal Reserve initiated eight consecutive rate hikes over the course of the period, totaling 2.00%.

•	The Fund’s curve-steepening bias negatively impacted performance as the yield curve flattened, with short rates rising more than intermediate rates.

•	A mortgage emphasis was a modest positive contributor to performance, as short-term mortgage yield spreads tightened over the period.

•	Corporate exposure slightly added to performance as short maturity credit spreads tightened due to strong credit fundamentals, supported by solid corporate earnings.

•	Emerging market holdings benefited from spread tightening as credit quality and economic fundamentals continued improving.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yield and collateral protection.

Average Annual Total Return  For periods ended 03/31/06

	1 year	5 year	10 year	Inception (10/07/87)	†
PIMCO Short-Term Fund Class R	2.64%	2.29%	4.13%	4.97%
Citigroup 3-Month Treasury Bill Index	3.47%	2.14%	3.69%	4.61%
Lipper Ultra-Short Obligations Fund Average	3.02%	2.43%	4.20%	4.64%

†	The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,013.65	$1,019.95
Expenses Paid During Period	$5.02	$5.03

Expenses are equal to the expense ratio of 1.00% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/06

	PIMCO Short Term R	Citigroup 3-Month Treasury Bill Index
10/31/1987	10,000	10,000
11/30/1987	10,055	10,048
12/31/1987	10,112	10,095
01/31/1988	10,177	10,142
02/29/1988	10,216	10,190
03/31/1988	10,268	10,238
04/30/1988	10,321	10,287
05/31/1988	10,376	10,340
06/30/1988	10,431	10,395
07/31/1988	10,481	10,452
08/31/1988	10,544	10,513
09/30/1988	10,609	10,576
10/31/1988	10,698	10,640
11/30/1988	10,767	10,707
12/31/1988	10,826	10,777
01/31/1989	10,901	10,850
02/28/1989	10,974	10,926
03/31/1989	11,066	11,005
04/30/1989	11,146	11,087
05/31/1989	11,244	11,170
06/30/1989	11,325	11,248
07/31/1989	11,416	11,326
08/31/1989	11,473	11,403
09/30/1989	11,549	11,477
10/31/1989	11,653	11,555
11/30/1989	11,727	11,630
12/31/1989	11,790	11,707
01/31/1990	11,843	11,784
02/28/1990	11,912	11,855
03/31/1990	11,987	11,934
04/30/1990	12,032	12,012
05/31/1990	12,142	12,094
06/30/1990	12,217	12,172
07/31/1990	12,298	12,253
08/31/1990	12,360	12,333
09/30/1990	12,439	12,408
10/31/1990	12,530	12,486
11/30/1990	12,627	12,560
12/31/1990	12,724	12,634
01/31/1991	12,812	12,706
02/28/1991	12,878	12,768
03/31/1991	12,934	12,834
04/30/1991	13,010	12,896
05/31/1991	13,080	12,959
06/30/1991	13,126	13,019
07/31/1991	13,200	13,081
08/31/1991	13,280	13,142
09/30/1991	13,349	13,201
10/31/1991	13,423	13,259
11/30/1991	13,452	13,311
12/31/1991	13,503	13,361
01/31/1992	13,550	13,407
02/29/1992	13,575	13,449
03/31/1992	13,597	13,495
04/30/1992	13,651	13,539
05/31/1992	13,691	13,583
06/30/1992	13,743	13,625
07/31/1992	13,796	13,666
08/31/1992	13,828	13,705
09/30/1992	13,861	13,739
10/31/1992	13,874	13,774
11/30/1992	13,887	13,808
12/31/1992	13,925	13,845
01/31/1993	13,968	13,882
02/28/1993	14,002	13,914
03/31/1993	14,063	13,949
04/30/1993	14,108	13,983
05/31/1993	14,162	14,019
06/30/1993	14,216	14,054
07/31/1993	14,264	14,091
08/31/1993	14,298	14,127
09/30/1993	14,331	14,163
10/31/1993	14,378	14,199
11/30/1993	14,430	14,235
12/31/1993	14,495	14,273
01/31/1994	14,517	14,310
02/28/1994	14,531	14,345
03/31/1994	14,505	14,385
04/30/1994	14,526	14,428
05/31/1994	14,533	14,476
06/30/1994	14,597	14,525
07/31/1994	14,662	14,578
08/31/1994	14,718	14,632
09/30/1994	14,731	14,687
10/31/1994	14,768	14,747
11/30/1994	14,779	14,809
12/31/1994	14,839	14,878
01/31/1995	14,910	14,947
02/28/1995	15,045	15,013
03/31/1995	15,075	15,087
04/30/1995	15,234	15,159
05/31/1995	15,385	15,234
06/30/1995	15,433	15,306
07/31/1995	15,524	15,380
08/31/1995	15,594	15,453
09/30/1995	15,737	15,523
10/31/1995	15,848	15,594
11/30/1995	15,992	15,663
12/31/1995	16,124	15,734
01/31/1996	16,199	15,805
02/29/1996	16,225	15,870
03/31/1996	16,275	15,937
04/30/1996	16,348	16,003
05/31/1996	16,431	16,071
06/30/1996	16,519	16,139
07/31/1996	16,563	16,209
08/31/1996	16,666	16,280
09/30/1996	16,824	16,350
10/31/1996	16,955	16,421
11/30/1996	17,106	16,490
12/31/1996	17,170	16,561
01/31/1997	17,267	16,633
02/28/1997	17,342	16,698
03/31/1997	17,349	16,770
04/30/1997	17,444	16,842
05/31/1997	17,568	16,916
06/30/1997	17,680	16,987
07/31/1997	17,815	17,061
08/31/1997	17,866	17,134
09/30/1997	17,983	17,207
10/31/1997	18,022	17,282
11/30/1997	18,100	17,355
12/31/1997	18,197	17,430
01/31/1998	18,301	17,507
02/28/1998	18,361	17,576
03/31/1998	18,481	17,654
04/30/1998	18,562	17,729
05/31/1998	18,644	17,806
06/30/1998	18,703	17,879
07/31/1998	18,812	17,955
08/31/1998	18,816	18,031
09/30/1998	18,938	18,105
10/31/1998	19,006	18,178
11/30/1998	19,067	18,245
12/31/1998	19,145	18,312
01/31/1999	19,216	18,380
02/28/1999	19,291	18,443
03/31/1999	19,424	18,514
04/30/1999	19,511	18,582
05/31/1999	19,511	18,653
06/30/1999	19,578	18,723
07/31/1999	19,642	18,796
08/31/1999	19,703	18,870
09/30/1999	19,788	18,944
10/31/1999	19,881	19,021
11/30/1999	19,972	19,098
12/31/1999	20,050	19,180
01/31/2000	20,096	19,264
02/29/2000	20,205	19,346
03/31/2000	20,332	19,437
04/30/2000	20,403	19,528
05/31/2000	20,510	19,624
06/30/2000	20,633	19,716
07/31/2000	20,736	19,811
08/31/2000	20,862	19,909
09/30/2000	20,979	20,008
10/31/2000	21,067	20,113
11/30/2000	21,236	20,216
12/31/2000	21,401	20,322
01/31/2001	21,545	20,427
02/28/2001	21,685	20,515
03/31/2001	21,778	20,606
04/30/2001	21,837	20,685
05/31/2001	22,003	20,760
06/30/2001	22,036	20,827
07/31/2001	22,186	20,892
08/31/2001	22,259	20,956
09/30/2001	22,355	21,016
10/31/2001	22,433	21,071
11/30/2001	22,464	21,116
12/31/2001	22,496	21,153
01/31/2002	22,543	21,186
02/28/2002	22,565	21,214
03/31/2002	22,559	21,246
04/30/2002	22,606	21,276
05/31/2002	22,654	21,308
06/30/2002	22,631	21,338
07/31/2002	22,520	21,369
08/31/2002	22,664	21,400
09/30/2002	22,712	21,429
10/31/2002	22,764	21,459
11/30/2002	22,953	21,487
12/31/2002	23,026	21,512
01/31/2003	23,114	21,536
02/28/2003	23,218	21,556
03/31/2003	23,246	21,577
04/30/2003	23,320	21,598
05/31/2003	23,369	21,619
06/30/2003	23,390	21,639
07/31/2003	23,297	21,657
08/31/2003	23,317	21,675
09/30/2003	23,429	21,692
10/31/2003	23,406	21,709
11/30/2003	23,401	21,726
12/31/2003	23,460	21,743
01/31/2004	23,472	21,761
02/29/2004	23,528	21,777
03/31/2004	23,568	21,794
04/30/2004	23,511	21,811
05/31/2004	23,523	21,828
06/30/2004	23,537	21,846
07/31/2004	23,554	21,867
08/31/2004	23,594	21,890
09/30/2004	23,613	21,916
10/31/2004	23,657	21,946
11/30/2004	23,681	21,977
12/31/2004	23,712	22,013
01/31/2005	23,743	22,053
02/28/2005	23,750	22,091
03/31/2005	23,766	22,138
04/30/2005	23,833	22,186
05/31/2005	23,900	22,239
06/30/2005	23,924	22,291
07/31/2005	23,974	22,347
08/31/2005	24,053	22,407
09/30/2005	24,065	22,468
10/31/2005	24,073	22,534
11/30/2005	24,111	22,601
12/31/2005	24,207	22,674
01/31/2006	24,295	22,750
02/28/2006	24,337	22,822
03/31/2006	24,393	22,906

Sector Breakdown*

Short-Term Instruments	43.0%
U.S. Government Agencies	20.4%
Corporate Bonds & Notes	16.8%
Asset-Backed Securities	9.3%
Mortgage-Backed Securities	7.1%
Other	3.4%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  11

AN EQUITY-RELATED FUND	Ticker Symbol: Class R: PSPRX
PIMCO StocksPLUS® Fund

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed-income instruments.

•	U.S. equity indexes posted strong positive returns amid a robust global economy and strong investor demand for higher returning assets.

•	Short-term (one year and shorter) interest rate exposure impaired performance as U.S. rates increased in association with eight consecutive 0.25% increases in the Federal Funds Rate.

•	Although broad diversification provided yield and a price return buffer against the negative impact of rising U.S. rates, the significantly negative impact from interest rate strategies more than offset the positive contribution from other strategies.

•	An emphasis on mortgages and asset-backed securities provided incremental yield and favorable price performance.

•	Exposure to credit sensitive assets was positive overall as both emerging market bond holdings and shorter maturity corporate credit holdings provided attractive performance.

Average Annual Total Return  For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (05/13/93)
PIMCO StocksPLUS® Fund Class R	9.19%	3.66%	8.41%	10.56%
S&P 500 Index	11.73%	3.97%	8.95%	10.76%
Lipper Large-Cap Core Fund Average	11.61%	2.57%	7.31%	9.34%

†	The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,050.22	$1,018.69
Expenses Paid During Period	$6.40	$6.30

Expenses are equal to the expense ratio of 1.25% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/06

	PIMCO StocksPLUS® R	S&P 500 Index
05/31/1993	10,000	10,000
06/30/1993	10,049	10,029
07/31/1993	10,024	9,989
08/31/1993	10,400	10,368
09/30/1993	10,293	10,288
10/31/1993	10,514	10,501
11/30/1993	10,390	10,401
12/31/1993	10,572	10,527
01/31/1994	10,913	10,885
02/28/1994	10,572	10,589
03/31/1994	10,099	10,128
04/30/1994	10,221	10,258
05/31/1994	10,406	10,426
06/30/1994	10,179	10,170
07/31/1994	10,570	10,504
08/31/1994	11,046	10,935
09/30/1994	10,852	10,668
10/31/1994	11,020	10,907
11/30/1994	10,677	10,510
12/31/1994	10,810	10,666
01/31/1995	11,103	10,943
02/28/1995	11,596	11,369
03/31/1995	11,906	11,705
04/30/1995	12,286	12,049
05/31/1995	12,835	12,531
06/30/1995	13,110	12,822
07/31/1995	13,519	13,247
08/31/1995	13,604	13,280
09/30/1995	14,174	13,841
10/31/1995	14,143	13,791
11/30/1995	14,816	14,397
12/31/1995	15,094	14,674
01/31/1996	15,627	15,174
02/29/1996	15,662	15,314
03/31/1996	15,861	15,462
04/30/1996	16,051	15,690
05/31/1996	16,412	16,094
06/30/1996	16,560	16,156
07/31/1996	15,781	15,442
08/31/1996	16,107	15,768
09/30/1996	17,041	16,655
10/31/1996	17,574	17,114
11/30/1996	18,871	18,408
12/31/1996	18,458	18,043
01/31/1997	19,586	19,171
02/28/1997	19,723	19,321
03/31/1997	18,825	18,527
04/30/1997	19,981	19,633
05/31/1997	21,234	20,828
06/30/1997	22,105	21,761
07/31/1997	23,913	23,493
08/31/1997	22,609	22,177
09/30/1997	23,774	23,392
10/31/1997	23,006	22,610
11/30/1997	23,931	23,657
12/31/1997	24,366	24,063
01/31/1998	24,683	24,329
02/28/1998	26,325	26,084
03/31/1998	27,638	27,420
04/30/1998	27,956	27,695
05/31/1998	27,391	27,219
06/30/1998	28,440	28,325
07/31/1998	28,108	28,023
08/31/1998	23,810	23,972
09/30/1998	25,619	25,507
10/31/1998	27,625	27,582
11/30/1998	29,195	29,254
12/31/1998	31,063	30,940
01/31/1999	32,104	32,233
02/28/1999	31,006	31,232
03/31/1999	32,302	32,481
04/30/1999	33,571	33,739
05/31/1999	32,672	32,943
06/30/1999	34,560	34,771
07/31/1999	33,406	33,685
08/31/1999	33,205	33,518
09/30/1999	32,465	32,600
10/31/1999	34,507	34,663
11/30/1999	35,059	35,367
12/31/1999	37,075	37,451
01/31/2000	35,139	35,570
02/29/2000	34,591	34,896
03/31/2000	37,812	38,310
04/30/2000	36,617	37,157
05/31/2000	35,848	36,394
06/30/2000	36,719	37,292
07/31/2000	36,242	36,708
08/31/2000	38,645	38,988
09/30/2000	36,500	36,930
10/31/2000	36,317	36,774
11/30/2000	33,557	33,875
12/31/2000	33,809	34,040
01/31/2001	35,104	35,248
02/28/2001	31,850	32,034
03/31/2001	29,706	30,005
04/30/2001	31,961	32,336
05/31/2001	32,293	32,553
06/30/2001	31,560	31,761
07/31/2001	31,279	31,448
08/31/2001	29,293	29,479
09/30/2001	26,900	27,099
10/31/2001	27,559	27,616
11/30/2001	29,507	29,734
12/31/2001	29,734	29,995
01/31/2002	29,395	29,557
02/28/2002	28,940	28,987
03/31/2002	29,964	30,077
04/30/2002	28,259	28,254
05/31/2002	28,036	28,046
06/30/2002	26,037	26,048
07/31/2002	23,863	24,018
08/31/2002	24,264	24,176
09/30/2002	21,651	21,549
10/31/2002	23,619	23,446
11/30/2002	24,993	24,824
12/31/2002	23,669	23,366
01/31/2003	23,129	22,754
02/28/2003	22,858	22,412
03/31/2003	23,098	22,629
04/30/2003	24,926	24,495
05/31/2003	26,274	25,785
06/30/2003	26,553	26,113
07/31/2003	26,884	26,574
08/31/2003	27,425	27,092
09/30/2003	27,203	26,804
10/31/2003	28,661	28,321
11/30/2003	28,904	28,570
12/31/2003	30,451	30,068
01/31/2004	30,981	30,620
02/29/2004	31,448	31,046
03/31/2004	30,967	30,577
04/30/2004	30,323	30,097
05/31/2004	30,678	30,510
06/30/2004	31,270	31,104
07/31/2004	30,197	30,074
08/31/2004	30,394	30,196
09/30/2004	30,688	30,523
10/31/2004	31,183	30,989
11/30/2004	32,405	32,243
12/31/2004	33,474	33,340
01/31/2005	32,601	32,528
02/28/2005	33,204	33,212
03/31/2005	32,553	32,624
04/30/2005	31,944	32,005
05/31/2005	32,891	33,024
06/30/2005	32,863	33,071
07/31/2005	33,984	34,300
08/31/2005	33,712	33,987
09/30/2005	33,844	34,263
10/31/2005	33,126	33,692
11/30/2005	34,322	34,966
12/31/2005	34,287	34,978
01/31/2006	35,210	35,904
02/28/2006	35,244	36,002
03/31/2006	35,543	36,450

Sector Breakdown*

Short-Term Instruments**	43.5%
Corporate Bonds & Notes**	20.6%
U.S. Government Agencies**	17.9%
Mortgage-Backed Securities**	6.8%
Asset-Backed Securities**	6.2%
Other	5.0%

*	% of total investments as of March 31, 2006
**	Primarily serving as collateral for equity-linked derivative positions.

12  PIMCO Funds Annual Report  |  03.31.06

A CORE BOND FUND	Ticker Symbol: Class R: PTRRX
PIMCO Total Return Fund

•	The Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration for most of the period was negative for performance, as yields increased across the maturity spectrum.

•	An emphasis on short and intermediate maturities detracted from performance, as short-term yields rose more than long-term yields.

•	Above-benchmark exposure to mortgages was neutral for performance, as they performed in-line with like-duration Treasuries; however, mortgage issuer and coupon selection was a key contributor to outperformance.

•	An underweight to longer-term corporate securities contributed to returns, as this sector lagged like-duration Treasuries.

•	An allocation to non-U.S. government securities was positive for returns, as rates in the U.S. rose more than in other developed countries where economic growth was generally slower.

•	Exposure to emerging market bonds enhanced performance, as strong demand for their attractive yields and improving credit fundamentals caused yield premiums to decline.

•	Modest holdings of real return bonds early in the period detracted from performance as inflation expectations decreased over the period, causing real return bonds to underperform conventional, non inflation-linked Treasuries.

•	A tactical allocation to municipal bonds was positive for performance, as municipal yields rose less than Treasury yields over the period.

Average Annual Total Return  For periods ended 03/31/06

	1 year	5 year	10 year	Inception† (05/11/87)
PIMCO Total Return Fund Class R	1.92%	5.15%	6.34%	7.63%
Lehman Brothers Aggregate Bond Index	2.26%	5.11%	6.29%	7.57%
Lipper Intermediate Investment Grade Debt Fund Average	1.86%	4.51%	5.55%	7.03%

†	The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$995.95	$1,019.19
Expenses Paid During Period	$5.73	$5.80

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/06

	PIMCO Total Return R	Lehman Brothers Aggregate Bond Index
05/31/1987	10,000	10,000
06/30/1987	10,122	10,138
07/31/1987	10,091	10,130
08/31/1987	10,061	10,076
09/30/1987	9,804	9,861
10/31/1987	10,111	10,212
11/30/1987	10,178	10,294
12/31/1987	10,265	10,434
01/31/1988	10,679	10,801
02/29/1988	10,795	10,929
03/31/1988	10,691	10,827
04/30/1988	10,630	10,768
05/31/1988	10,572	10,696
06/30/1988	10,818	10,954
07/31/1988	10,798	10,897
08/31/1988	10,843	10,925
09/30/1988	11,043	11,172
10/31/1988	11,210	11,383
11/30/1988	11,104	11,244
12/31/1988	11,147	11,257
01/31/1989	11,279	11,419
02/28/1989	11,201	11,336
03/31/1989	11,247	11,385
04/30/1989	11,492	11,624
05/31/1989	11,764	11,929
06/30/1989	12,154	12,292
07/31/1989	12,404	12,554
08/31/1989	12,183	12,368
09/30/1989	12,237	12,431
10/31/1989	12,523	12,737
11/30/1989	12,626	12,858
12/31/1989	12,644	12,893
01/31/1990	12,425	12,740
02/28/1990	12,451	12,781
03/31/1990	12,434	12,790
04/30/1990	12,251	12,673
05/31/1990	12,645	13,048
06/30/1990	12,851	13,258
07/31/1990	13,053	13,441
08/31/1990	12,840	13,261
09/30/1990	12,846	13,371
10/31/1990	13,016	13,541
11/30/1990	13,337	13,832
12/31/1990	13,563	14,048
01/31/1991	13,691	14,222
02/28/1991	13,874	14,343
03/31/1991	14,042	14,442
04/30/1991	14,264	14,598
05/31/1991	14,362	14,684
06/30/1991	14,377	14,676
07/31/1991	14,575	14,880
08/31/1991	14,961	15,202
09/30/1991	15,307	15,510
10/31/1991	15,456	15,682
11/30/1991	15,581	15,826
12/31/1991	16,103	16,296
01/31/1992	15,961	16,074
02/29/1992	16,092	16,179
03/31/1992	16,021	16,088
04/30/1992	16,096	16,204
05/31/1992	16,420	16,510
06/30/1992	16,619	16,737
07/31/1992	17,016	17,078
08/31/1992	17,150	17,251
09/30/1992	17,411	17,456
10/31/1992	17,249	17,224
11/30/1992	17,252	17,228
12/31/1992	17,544	17,502
01/31/1993	17,858	17,838
02/28/1993	18,246	18,150
03/31/1993	18,340	18,226
04/30/1993	18,491	18,353
05/31/1993	18,522	18,376
06/30/1993	18,915	18,709
07/31/1993	19,019	18,815
08/31/1993	19,441	19,145
09/30/1993	19,509	19,197
10/31/1993	19,636	19,269
11/30/1993	19,453	19,105
12/31/1993	19,603	19,209
01/31/1994	19,829	19,468
02/28/1994	19,464	19,130
03/31/1994	19,041	18,658
04/30/1994	18,843	18,509
05/31/1994	18,744	18,507
06/30/1994	18,663	18,466
07/31/1994	19,034	18,832
08/31/1994	19,078	18,856
09/30/1994	18,826	18,578
10/31/1994	18,792	18,562
11/30/1994	18,785	18,521
12/31/1994	18,768	18,648
01/31/1995	19,093	19,017
02/28/1995	19,530	19,470
03/31/1995	19,704	19,589
04/30/1995	20,039	19,863
05/31/1995	20,660	20,631
06/30/1995	20,635	20,783
07/31/1995	20,635	20,736
08/31/1995	20,940	20,986
09/30/1995	21,190	21,191
10/31/1995	21,499	21,466
11/30/1995	21,953	21,788
12/31/1995	22,317	22,094
01/31/1996	22,487	22,240
02/29/1996	21,925	21,854
03/31/1996	21,740	21,702
04/30/1996	21,638	21,580
05/31/1996	21,567	21,536
06/30/1996	21,899	21,825
07/31/1996	21,943	21,885
08/31/1996	21,910	21,848
09/30/1996	22,401	22,229
10/31/1996	22,970	22,721
11/30/1996	23,500	23,111
12/31/1996	23,195	22,896
01/31/1997	23,267	22,966
02/28/1997	23,306	23,023
03/31/1997	23,010	22,768
04/30/1997	23,413	23,109
05/31/1997	23,640	23,327
06/30/1997	23,905	23,604
07/31/1997	24,560	24,240
08/31/1997	24,334	24,034
09/30/1997	24,713	24,388
10/31/1997	24,995	24,742
11/30/1997	25,095	24,856
12/31/1997	25,374	25,106
01/31/1998	25,752	25,428
02/28/1998	25,667	25,408
03/31/1998	25,738	25,497
04/30/1998	25,826	25,630
05/31/1998	26,110	25,873
06/30/1998	26,350	26,092
07/31/1998	26,424	26,148
08/31/1998	26,828	26,573
09/30/1998	27,617	27,196
10/31/1998	27,418	27,052
11/30/1998	27,506	27,205
12/31/1998	27,660	27,287
01/31/1999	27,809	27,482
02/28/1999	27,281	27,002
03/31/1999	27,499	27,152
04/30/1999	27,620	27,238
05/31/1999	27,305	26,999
06/30/1999	27,245	26,913
07/31/1999	27,128	26,799
08/31/1999	27,134	26,785
09/30/1999	27,421	27,096
10/31/1999	27,498	27,196
11/30/1999	27,548	27,194
12/31/1999	27,388	27,063
01/31/2000	27,232	26,974
02/29/2000	27,550	27,300
03/31/2000	27,941	27,660
04/30/2000	27,849	27,581
05/31/2000	27,827	27,568
06/30/2000	28,400	28,142
07/31/2000	28,644	28,397
08/31/2000	29,077	28,809
09/30/2000	29,161	28,990
10/31/2000	29,328	29,182
11/30/2000	29,885	29,659
12/31/2000	30,476	30,209
01/31/2001	30,903	30,703
02/28/2001	31,184	30,971
03/31/2001	31,290	31,126
04/30/2001	30,984	30,997
05/31/2001	31,086	31,184
06/30/2001	31,154	31,302
07/31/2001	32,214	32,001
08/31/2001	32,594	32,368
09/30/2001	33,115	32,745
10/31/2001	33,804	33,430
11/30/2001	33,304	32,969
12/31/2001	33,134	32,760
01/31/2002	33,525	33,025
02/28/2002	33,977	33,345
03/31/2002	33,291	32,791
04/30/2002	34,014	33,426
05/31/2002	34,269	33,710
06/30/2002	34,337	34,002
07/31/2002	34,509	34,412
08/31/2002	35,068	34,994
09/30/2002	35,450	35,560
10/31/2002	35,429	35,398
11/30/2002	35,542	35,389
12/31/2002	36,253	36,120
01/31/2003	36,391	36,150
02/28/2003	36,886	36,651
03/31/2003	36,941	36,622
04/30/2003	37,336	36,925
05/31/2003	37,941	37,613
06/30/2003	37,907	37,538
07/31/2003	36,463	36,276
08/31/2003	36,751	36,517
09/30/2003	37,769	37,484
10/31/2003	37,497	37,134
11/30/2003	37,564	37,223
12/31/2003	37,985	37,602
01/31/2004	38,217	37,904
02/29/2004	38,641	38,314
03/31/2004	38,939	38,602
04/30/2004	38,024	37,597
05/31/2004	37,868	37,447
06/30/2004	38,023	37,658
07/31/2004	38,407	38,032
08/31/2004	39,144	38,757
09/30/2004	39,187	38,862
10/31/2004	39,560	39,188
11/30/2004	39,401	38,875
12/31/2004	39,654	39,233
01/31/2005	39,749	39,479
02/28/2005	39,578	39,247
03/31/2005	39,463	39,045
04/30/2005	40,041	39,573
05/31/2005	40,476	40,001
06/30/2005	40,656	40,219
07/31/2005	40,312	39,854
08/31/2005	40,833	40,365
09/30/2005	40,383	39,948
10/31/2005	39,999	39,632
11/30/2005	40,124	39,808
12/31/2005	40,504	40,186
01/31/2006	40,543	40,188
02/28/2006	40,658	40,322
03/31/2006	40,220	39,926

Sector Breakdown*

U.S. Government Agencies	49.6%
Short-Term Instruments	28.4%
Corporate Bonds & Notes	10.3%
Asset-Backed Securities	3.7%
Mortgage-Backed Securities	3.3%
Others	4.7%

*	% of total investments as of March 31, 2006

03.31.06  |  PIMCO Funds Annual Report  13

Benchmark Descriptions

Index	Description
Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Consumer Price Index + 500 Basis Points	The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The additional benchmarks are provided as a measure for the investor to assess how the Investment Manager is adding additional value to the portfolio.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

Lehman Brothers Aggregate Bond Index	Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year is an unmanaged index market comprised of U.S. Treasury Inflation Linked securities having a maturity of at least 1 year and less than 10 years.

Merrill Lynch 1-3 Year Treasury Index	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years.

Merrill Lynch U.S. High Yield, BB-B Rated Index	Merrill Lynch U.S. High Yield, BB-B Rated is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. Issues that meet the qualifying criteria are included in the index for the following month. Issues that no longer meet the criteria during the course of the month remain in the index until the next month-end re-balancing at which point they are dropped from the index.

S&P 500 Index	The S&P 500 Index is an unmanaged index of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also a proxy for the total market.

14  PIMCO Funds Annual Report  |  03.31.06

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See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  15

Schedule of Investments

All Asset Fund (a)

March 31, 2006

	Shares	Value (000s)
PIMCO FUNDS (b) 99.4%

CommodityRealReturn Strategy Fund®	32,032,886	$449,421
Convertible Fund	3,471,276	43,808
Developing Local Markets Fund	82,910,639	867,245
Emerging Markets Bond Fund	96,797,111	1,078,320
Floating Income Fund	63,689,790	661,737
Foreign Bond Fund (Unhedged)	26,530,742	262,654
Fundamental IndexPLUS Fund	4,541,008	46,954
Fundamental IndexPLUS TR Fund	38,769,713	398,940
GNMA Fund	9,228,375	100,589
High Yield Fund	74,998,924	732,740
International StocksPLUS® TR Strategy Fund	42,220,247	523,531
Long-Term U.S. Government Fund	102,052,627	1,069,512
Low Duration Fund	17,179,058	170,073
Real Return Asset Fund	168,484,976	1,893,771
Real Return Fund	139,613,281	1,510,616
RealEstateRealReturn Strategy Fund	29,192,606	268,280
Short-Term Fund	1,062,903	10,608
StocksPLUS® Fund	722,108	7,495
StocksPLUS® Total Return Fund	4,502,870	52,774
Total Return Fund	87,341,602	902,239
Total Return Mortgage Fund	26,839,768	281,012

Total PIMCO Funds (Cost $11,466,538)		11,332,319

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 0.2%

Tri-Party Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 2.625% due 02/16/2007 valued at $18,875. Repurchase proceeds are $18,511.)	$18,504	18,504

Total Short-Term Instruments (Cost $18,504)		18,504

Total Investments 99.6% (Cost $11,485,042)		$11,350,823

Other Assets and Liabilities (Net) 0.4%		46,736

Net Assets 100.0%		$11,397,559

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

16  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

	Principal Amount (000s)		Value (000s)
AUSTRALIA (m) 0.1%

Australia Government Bond
8.750% due 08/15/2008	A$	600	$462
Homeside Mortgage Securities Trust
4.791% due 01/20/2027		$305	302
Medallion Trust
4.798% due 07/12/2031		906	907
Torrens Trust
5.009% due 07/15/2031		367	367

Total Australia (Cost $2,038)			2,038

AUSTRIA (m) 0.7%

Austria Government Bond
5.000% due 07/15/2012	EC	12,700	16,517

Total Austria (Cost $13,865)			16,517

BELGIUM (m) 0.6%

Belgium Government Bond
7.500% due 07/29/2008	EC	10,500	13,881

Total Belgium (Cost $10,141)			13,881

BRAZIL 0.5%

Brazilian Government International Bond
5.250% due 04/15/2009		$4,653	4,655
5.250% due 04/15/2012		382	383
10.500% due 07/14/2014		4,000	4,990
8.875% due 10/14/2019		1,000	1,158

Total Brazil (Cost $10,871)			11,186

CANADA (m) 0.1%

Rogers Wireless, Inc.
7.625% due 12/15/2011	C$	2,100	1,935

Total Canada (Cost $1,760)			1,935

CAYMAN ISLANDS (m) 1.1%

Cypress Tree Investment Partners I Ltd.
5.000% due 10/15/2009		$965	973
Mizuho Finance Cayman Ltd.
1.581% due 11/29/2049	JY	300,000	2,550
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	10,633
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EC	3,300	3,972
Pioneer 2002 Ltd.
10.910% due 06/15/2006		$2,100	2,117
Pylon Ltd.
6.604% due 12/22/2008	EC	1,350	1,656
SHL Corp. Ltd.
0.811% due 12/25/2024	JY	20,176	171
Vita Capital Ltd.
6.340% due 01/01/2007		$3,900	3,904

Total Cayman Islands (Cost $26,393)			25,976

DENMAR K (m) 0.0%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DK	1,546	263
Nykredit Realkredit A/S
6.000% due 10/01/2029		2,338	398

Total Denmark (Cost $427)			661

FRANCE (m) 12.4%

Axa S.A.
3.750% due 01/01/2017	EC	828	$1,394
France Government Bond
7.250% due 04/25/2006		7,000	8,503
5.250% due 04/25/2008		26,800	33,695
4.000% due 04/25/2009		8,050	9,914
4.000% due 10/25/2009		30,070	37,090
4.000% due 04/25/2014		39,700	48,972
4.000% due 10/25/2014		111,700	137,701
6.000% due 10/25/2025		3,400	5,234
5.750% due 10/25/2032		10,300	15,955
4.750% due 04/25/2035		1,100	1,496
4.000% due 04/25/2055		600	731

Total France (Cost $284,802)			300,685

GERMANY (m) 25.2%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,377
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,089
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		440	545
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,778
Republic of Germany
4.000% due 07/04/2009		2,900	3,572
5.375% due 01/04/2010		4,100	5,289
5.250% due 07/04/2010		33,500	43,294
5.250% due 01/04/2011		28,400	36,899
5.000% due 07/04/2011		100	129
5.000% due 01/04/2012		10,000	12,969
4.250% due 01/04/2014		63,452	79,545
4.250% due 07/04/2014		116,100	145,633
6.250% due 01/04/2024		7,600	11,857
6.500% due 07/04/2027		95,560	156,799
5.625% due 01/04/2028		39,370	58,769
6.250% due 01/04/2030		10,750	17,452
5.500% due 01/04/2031		15,400	22,986
4.750% due 07/04/2034		4,300	5,868

Total Germany (Cost $589,561)			610,850

IRELAND (m) 0.2%

Celtic Residential Irish Mortgage Securitisation
2.862% due 06/13/2035	EC	1,903	2,315
Emerald Mortgages PLC
2.893% due 10/22/2035		504	613
2.893% due 04/30/2028		1,914	2,311

Total Ireland (Cost $4,544)			5,239

ITALY (m) 0.4%

Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2010	EC	1,700	2,225
5.250% due 08/01/2011		3,400	4,443
Siena Mortgages SpA
2.843% due 02/28/2037		1,040	1,261

Total Italy (Cost $7,947)			7,929

JAPAN (m) 13.1%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EC	300	354
Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,683
Japan Government Bond
0.700% due 09/20/2008	JY	2,980,000	25,269
1.500% due 03/20/2014		6,810,000	57,200
1.600% due 06/20/2014		8,010,000	67,648
1.600% due 09/20/2014		5,710,000	48,164
2.300% due 05/20/2030		700,300	6,077
2.400% due 03/20/2034		2,140,000	18,848
2.300% due 06/20/2035		5,180,000	44,600
2.500% due 09/20/2035		4,060,000	36,482
Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,541
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,300	1,263

Total Japan (Cost $343,011)			318,129

JERSEY, CHANNEL ISLANDS (m) 0.2%

Haus Ltd.
2.931% due 12/14/2037	EC	4,877	5,538
Lloyds TSB Capital
7.375% due 02/07/2049		500	703
SRM Investment Ltd.
2.848% due 08/26/2034		434	527

Total Jersey, Channel Islands (Cost $5,629)			6,768

MEXICO 0.3%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$1,040	1,089
9.375% due 12/02/2008		1,290	1,409
5.750% due 12/15/2015		2,100	2,013
6.625% due 06/15/2035		3,400	3,289

Total Mexico (Cost $7,725)			7,800

NETHERLANDS (m) 0.4%

Delphinus BV
2.804% due 04/25/2093	EC	1,500	1,778
Dutch Mortgage Portfolio Loans BV
2.854% due 11/20/2035		1,445	1,759
Dutch Mortgage-Backed Securities BV
2.767% due 10/02/2079		3,000	3,643
Holland Euro-Denominated Mortgage-Backed Series
2.778% due 04/18/2012		1,090	1,304
Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,032

Total Netherlands (Cost $12,028)			11,516

NEW ZEALAND (m) 0.1%

New Zealand Government Bond
4.500% due 02/15/2016	N$	2,006	1,676

Total New Zealand (Cost $1,229)			1,676

PERU 0.1%

Peru Government International Bond
9.125% due 01/15/2008		$2,000	2,110

Total Peru (Cost $2,135)			2,110

RUSSIA (m) 0.2%

Gaz Capital
5.875% due 06/01/2015	EC	700	893

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  17

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

	Principal Amount (000s)		Value (000s)
VTB Capital S.A.
5.680% due 09/21/2007		$3,800	$3,803

Total Russia (Cost $4,679)			4,696

SPAIN (m) 3.0%

Caja de Ahorros y Monte de Piedad de Madrid
2.644% due 05/30/2006	EC	2,600	3,150
Hipotebansa Mortgage Securitization Fund
2.663% due 07/18/2022		1,259	1,459
Spain Government Bond
5.150% due 07/30/2009		37,730	48,117
5.350% due 10/31/2011		11,100	14,589
4.200% due 07/30/2013		2,200	2,746
4.200% due 01/31/2037		2,300	2,874

Total Spain (Cost $59,157)			72,935

TUNISIA (m) 0.2%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$275	284
7.375% due 04/25/2012		200	216
4.500% due 06/22/2020	EC	4,600	5,332

Total Tunisia (Cost $6,076)			5,832

UNITED KINGDOM (m) 4.3%

Bauhaus Securities Ltd.
2.854% due 10/30/2052	EC	2,940	3,572
Dolerite Funding PLC
5.050% due 08/20/2032		$731	731
HBOS PLC
5.920% due 09/29/2049		5,900	5,706
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007		6,500	6,504
United Kingdom Gilt
5.000% due 03/07/2008	BP	4,900	8,599
4.000% due 03/07/2009		14,900	25,551
5.000% due 03/07/2012		12,830	22,942
8.000% due 09/27/2013		14,100	30,034

Total United Kingdom (Cost $106,245)			103,639

UNITED STATES (m) 29.1%

Asset-Backed Securities 1.7%

Amresco Residential Securities Mortgage Loan Trust
5.758% due 06/25/2029		$708	708
Argent Securities, Inc.
4.918% due 11/25/2035		4,197	4,200
BA Master Credit Card Trust
4.869% due 06/15/2008		1,200	1,201
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 10/25/2032		107	107
5.218% due 10/25/2032		231	232
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		443	444
4.928% due 09/25/2035		1,755	1,756
Conseco Finance
5.119% due 10/15/2031		96	96
Countrywide Asset-Backed Certificates
4.908% due 07/25/2035		250	250
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		151	151
EQCC Home Equity Loan Trust
5.026% due 03/20/2030		35	35
FBR Securitization Trust
4.938% due 10/25/2035		1,230	1,231
4.938% due 12/25/2035		2,727	2,728
First Alliance Mortgage Loan Trust
5.006% due 12/20/2027		34	34
First NLC Trust
4.928% due 12/25/2035		2,405	2,407
4.938% due 02/25/2036		2,831	2,833
Fremont Home Loan Trust
4.908% due 01/25/2036		3,392	3,395
GE-WMC Mortgage Securities LLC
4.918% due 01/25/2036		2,420	2,422
GSAMP Trust
4.928% due 01/25/2036		1,166	1,166
Home Equity Mortgage Trust
4.928% due 02/25/2036		1,296	1,297
Indymac Residential Asset-Backed Trust
4.918% due 03/25/2036		1,488	1,489
Irwin Home Equity
5.338% due 06/25/2028		30	30
Mesa Trust Asset-Backed Certificates
5.218% due 11/25/2031		810	814
New Century Home Equity Loan Trust
4.908% due 07/25/2035		1,447	1,448
Nissan Auto Lease Trust
2.900% due 08/15/2007		592	589
Novastar Home Equity Loan
5.378% due 01/25/2031		6	6
Quest Trust
5.378% due 06/25/2034		1,626	1,631
Residential Asset Securities Corp.
4.918% due 10/25/2028		1,596	1,597
5.068% due 07/25/2032		852	853
4.450% due 01/25/2036		945	946
SG Mortgage Securities Trust
4.918% due 09/25/2035		1,007	1,008
Soundview Home Equity Loan Trust
4.190% due 05/25/2035		1,809	1,810
4.918% due 12/25/2035		1,154	1,155

			40,069

Bank Loan Obligations 0.2%

Georgia-Pacific Corp.
6.726% due 12/20/2012		238	240
6.880% due 12/20/2012		4,762	4,801

			5,041

Corporate Bonds & Notes 3.3%

AT&T, Inc.
4.951% due 11/14/2008		500	501
Atlantic & Western Re Ltd.
10.990% due 01/09/2007		6,500	6,444
BellSouth Corp.
4.258% due 04/26/2021		2,200	2,199
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		900	906
CMS Energy Corp.
8.900% due 07/15/2008		1,100	1,174
El Paso Corp.
7.625% due 08/16/2007		500	511
Ford Motor Credit Co.
5.700% due 11/16/2006		3,300	3,291
General Electric Capital Corp.
4.930% due 12/12/2008		4,800	4,803
Genworth Financial, Inc.
1.600% due 06/20/2011	JY	520,000	4,342
Harrah’s Operating Co., Inc.
5.315% due 02/08/2008		$4,600	4,609
HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,692
JPMorgan Chase & Co.
6.805% due 02/15/2012		4,670	4,691
Mirage Resorts, Inc.
7.250% due 10/15/2006		400	405
Mizuho JGB Investment LLC
9.870% due 06/30/2049		1,200	1,303
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,489
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (k)		15,100	15,100
SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	7,105
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,841
Toyota Motor Credit Corp.
4.719% due 10/12/2007		11,800	11,804
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	507

			79,717

Mortgage-Backed Securities 3.5%

Banc of America Mortgage Securities
5.000% due 05/25/2034		6,221	5,979
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		19,807	19,505
4.900% due 12/25/2035		1,169	1,165
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,036
Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 03/25/2035		136	136
CS First Boston Mortgage Securities Corp.
4.969% due 11/15/2019		1,688	1,689
4.938% due 12/15/2040		678	672
5.708% due 05/25/2032		120	120
5.368% due 08/25/2033		940	944
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		4,058	4,004
Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045		1,063	1,065
GSR Mortgage Loan Trust
4.540% due 09/25/2035		2,463	2,408
Impac CMB Trust
5.218% due 07/25/2033		282	282
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	10,572
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		657	652
MASTR Asset Securitization Trust
5.500% due 11/25/2017		1,133	1,109
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025		1,146	1,151
Residential Funding Mortgage Security
6.500% due 03/25/2032		534	534
Washington Mutual, Inc.
5.129% due 10/25/2032		613	609
5.088% due 12/25/2027		6,320	6,319
5.128% due 12/25/2044		3,682	3,700
5.078% due 12/25/2045		2,329	2,334
4.597% due 02/27/2034		1,755	1,723
4.814% due 05/25/2041		111	111
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		14,682	14,546

			84,365

Municipal Bonds & Notes 2.2%

California State Economic Recovery Revenue Notes, (MAIA Insured), Series 2004
5.000% due 07/01/2012		3,900	4,166
California State Economic Recovery Revenue Notes, Series 2004
5.250% due 07/01/2013		3,500	3,793
California State Economic Recovery Revenue Notes, Series 2004
5.250% due 01/01/2011		3,000	3,203
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	319

18  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (d)	$830	$859
Chicago, Illinois Water Revenue Notes, (AMBAC Insured), Series 2001
5.000% due 11/01/2026	200	212
De Kalb, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035	1,500	1,550
Detroit, Michigan Sewer Disposal Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2010	5,100	5,360
Detroit, Michigan Water Supply System Revenue Notes, (MBIA Insured), Series 1997
5.750% due 07/01/2012	200	221
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,269
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,400	2,618
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	827
Hawaii State General Obligation Notes, (FGIC Insured), Series 2001
5.500% due 08/01/2011	1,300	1,406
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,500	1,547
Illinois State Regional Transportation Authority Revenue Notes, (FSA Insured), Series 1999
5.750% due 06/01/2014	300	337
Indiana State Transportation Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,062
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2001
5.300% due 06/01/2025	3,105	3,312
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	1,800	1,807
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,100	3,418
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, FSA Insured), Series 2003
5.000% due 10/01/2011	800	855
Louisiana State General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,518
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, MBIA Insured), Series 2001
5.000% due 05/15/2036	200	208
Lower Colorado River, Texas Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	410	424
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	549
Michigan State Building Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	433
New Jersey State Transportation Trust Fund Authority Revenue Notes, Series 2003
5.000% due 06/15/2010	310	324
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2034	625	642
New York City, New York Municipal Water Finance Authority Revenue Notes, (FSA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,147
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038 (d)	600	611
New York State Tobacco Settlement Financing Corporation Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,613
5.500% due 06/01/2014	300	315
5.500% due 06/01/2017	600	640
Oklahoma State General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,060
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	206

		53,831

	Shares

Preferred Stock 0.3%

DG Funding Trust
6.777% due 12/31/2049	640	6,790

	Principal Amount (000s)
U.S. Government Agencies 10.6%

Fannie Mae
4.194% due 11/01/2034	$14,502	14,279
4.500% due 06/01/2020	36	35
4.858% due 07/25/2035	815	815
4.938% due 03/25/2034	742	743
4.970% due 12/01/2034	2,709	2,691
5.000% due 11/25/2032-05/11/2036 (b)	32,644	30,937
5.500% due 11/01/2028-10/01/2035 (b)	124,185	121,500
5.598% due 08/01/2023	250	255
5.766% due 04/01/2032	206	204
5.880% due 12/01/2030	80	83
6.000% due 04/25/2043-07/25/2044 (b)	6,126	6,135
6.040% due 11/01/2022	55	57
6.450% due 01/01/2023	64	65
6.500% due 02/01/2026-11/01/2034 (b)	2,396	2,451
Federal Home Loan Bank
5.660% due 04/26/2006	1,200	1,200
Freddie Mac
4.403% due 09/01/2035	1,237	1,217
4.818% due 10/25/2044	18,216	18,331
5.000% due 12/15/2031-08/15/2035 (b)	8,386	7,501
5.099% due 12/15/2030	1,456	1,461
5.216% due 06/01/2022	423	431
9.050% due 06/15/2019	8	8
Government National Mortgage Association
4.375% due 05/20/2022-05/20/2030 (b)	2,762	2,776
4.750% due 07/20/2022-08/20/2027 (b)	1,023	1,031
5.125% due 11/20/2021-11/20/2030 (b)	440	443
6.000% due 08/20/2034	5,953	6,071
Small Business Administration
5.980% due 11/01/2022	6,343	6,488
6.344% due 08/10/2011	2,458	2,524
6.640% due 02/10/2011	1,196	1,236
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	16,115
5.880% due 04/01/2036	8,145	8,754
5.980% due 04/01/2036	1,855	2,027

		257,864

U.S. Treasury Obligations 7.3%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014	323	315
2.000% due 07/15/2014	8,536	8,328
1.625% due 01/15/2015	1,040	982
1.875% due 07/15/2015	2,757	2,653
2.000% due 01/15/2026	15,013	14,232
3.625% due 04/15/2028	1,216	1,495
U.S. Treasury Bonds
8.750% due 05/15/2017	8,900	11,749
8.875% due 02/15/2019	16,100	21,922
8.125% due 08/15/2019	50,100	65,028
8.125% due 05/15/2021	13,800	18,224
6.625% due 02/15/2027	6,000	7,197
6.125% due 11/15/2027	500	569
6.250% due 05/15/2030	4,300	5,027
U.S. Treasury Note
4.500% due 02/15/2016	20,800	20,236

		177,957

Total United States (Cost $712,971)		705,634

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.1%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006	$58,100	0
Strike @ 4.500% Exp. 04/06/2006	53,600	0
Strike @ 4.750% Exp. 05/02/2006	146,400	0
Strike @ 4.750% Exp. 08/07/2006	100,000	34
Strike @ 4.500% Exp. 10/04/2006	62,500	14
Strike @ 4.250% Exp. 10/11/2006	84,900	5
Strike @ 4.250% Exp. 10/12/2006	44,100	3

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  19

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

	Notional Amount (000s)		Value (000s)
Strike @ 4.500% Exp. 10/18/2006		$55,800	$16
Strike @ 4.250% Exp. 10/19/2006		23,000	2
Strike @ 4.250% Exp. 10/24/2006		7,000	1
Strike @ 4.250% Exp. 10/25/2006		104,100	9
Strike @ 4.800% Exp. 12/22/2006		76,600	120
Strike @ 5.000% Exp. 03/08/2007		695,000	2,422
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006		2,000	0
Strike @ 5.750% Exp. 04/27/2009		9,700	844

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		3,855	169

Total Purchased Call Options (Cost $7,468)			3,639

	Notional Amount (000s)

PURCHASED PUT OPTIONS (m) 0.2%

15-Year Interest Rate Swap (OTC) Pay 6-Month EC-LIBOR Floating Rate Index
Strike @ 3.450% Exp. 06/16/2006	EC	18,000	375
30-Year Interest Rate Swap (OTC) Pay 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	7,000	291
30-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
Strike @ 6.250% Exp. 04/27/2009		$9,700	366
30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.100% Exp. 06/12/2006	BP	23,300	1,693
Strike @ 4.250% Exp. 06/12/2006		10,400	433
U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$13,100	103

	# of Contracts

90-Day Eurodollar December Futures (CME)
Strike @ $92.500 Exp. 12/18/2006		5,186	32
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		2,769	1,523
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		1,483	9
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		1,530	9
U.S. Treasury 5-Year Notes June Futures (CBOT)
Strike @ $100.500 Exp. 05/26/2006		3,094	48

Total Purchased Put Options (Cost $2,920)			4,882

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 20.2%

Commercial Paper 17.2%

ANZ National (Int’l) Ltd.
4.835% due 06/22/2006		$50,000	49,441
Carolina Power & Light Co.
4.560% due 04/21/2006		2,100	2,095
Danske Corp.
4.840% due 06/27/2006		200	198
Dexia Delaware LLC
4.850% due 06/27/2006		65,000	64,229
Fannie Mae
4.316% due 04/03/2006		27,600	27,600
Florida Power Corp.
4.560% due 04/24/2006		2,100	2,095
4.630% due 04/28/2006		900	897
Freddie Mac
4.650% due 04/03/2006		44,000	44,000
Rabobank USA Financial Corp.
4.830% due 04/03/2006		66,800	66,800
Sumitomo Corp. of America
4.450% due 04/28/2006		2,000	1,994
4.450% due 05/01/2006		2,900	2,890
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		67,200	67,182
UBS Finance Delaware LLC
4.830% due 04/03/2006		15,700	15,700
4.480% due 04/20/2006		19,200	19,159
4.505% due 04/24/2006		16,700	16,656
4.670% due 05/23/2006		22,000	21,857
Westpac Trust Securities NZ Ltd.
4.440% due 04/10/2006		13,500	13,488

			416,281

Tri-Party Repurchase Agreement 0.4%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 4.840% due 06/22/2007 valued at $10,928. Repurchase proceeds are $10,716.)		10,712	10,712

U.S. Treasury Bills 2.6%

4.498% due 06/01/2006-06/15/2006 (b)(e)(f)(g)		62,285	61,671

Total Short-Term Instruments (Cost $488,772)			488,664

Total Investments (a) 112.8% (Cost $2,712,394)			$2,734,817

Written Options (i) (0.2%) (Premiums $9,246)			(5,846)

Other Assets and Liabilities (Net) (12.6%)			(304,863)

Net Assets 100.0%			$2,424,108

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $74,882 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Residual Interest bond.
(e)	Securities with an aggregate market value of $14,111 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $1,485 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(g)	Securities with an aggregate market value of $17,918 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	714	$(143)
90-Day Eurodollar September Futures	Long	09/2006	7,000	(5,797)
Euro-Bund 10-Year Note June Futures	Long	06/2006	1,406	(2,466)
Japan Government 10-Year Note June Futures	Long	06/2006	443	(4,314)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	3,038	(3,741)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	4,512	(3,202)

				$(19,663)

20  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(h)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	70,250	$(164)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	(25)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	(198)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	68
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	246,000	(884)
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2025		3,200	54
Deutsche Bank AG	6-month BP-LIBOR	Receive	4.000%	12/15/2025		18,100	305
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		179,000	(654)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,000	(66)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		11,300	(51)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,200	(25)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		9,900	(39)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,800	(225)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		3,300	81
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		900	(41)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,700	(64)
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	17,000	(343)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	(7)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(106)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		2,500	(22)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,100	(102)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	(47)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	56
Barclays Bank PLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		5,400	(338)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	50
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	523
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	1,307
Citibank N.A.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,200	(76)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		50,400	918
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		16,700	182
HSBC Bank USA	6-month EC-LIBOR	Receive	4.000%	12/15/2014		51,500	441
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	(60)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	336
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		89,500	5,226
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		12,700	493
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		7,700	(495)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	(14)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	(40)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		44,500	2,075
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		89,600	5,549
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		28,800	(1,056)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		85,200	1,362
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	61
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006	H$	117,000	(53)
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	1,795,000	335
Deutsche Bank AG	6-month JY-LIBOR	Receive	1.500%	06/15/2015		4,160,000	313
Goldman Sachs & Co.	6-month JY-LIBOR	Pay	1.000%	03/18/2008		34,500,000	(605)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	287
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	697
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		15,670,000	2,935
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	50
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(320)
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		3,300,000	875
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	22
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		11,620,000	(200)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		2,920,000	1,040
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		2,160,000	11
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	97
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2011		72,400	970
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		24,900	594
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		19,100	255
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		6,500	118

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  21

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2016	$1,500	$(25)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2011	117,900	1,261
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	268,600	(1,728)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	157,200	1,956
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	233,400	5,342
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006	284,000	84
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	302,800	4,035
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013	77,700	1,409
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	9,900	(99)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	32,000	(1,213)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	30,200	619
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	8,400	71
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	92,700	(560)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	10,600	(135)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	53,100	927
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	18,100	(42)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011	30,400	405
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014	6,600	(37)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	73,200	1,493
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026	18,000	475

						$35,604

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$1,500	$26
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	15,872	80
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	10
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	11
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	1
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	600	2
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	500	10
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	700	15
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,976	18
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	1,400	26
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	4,600	(236)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20

						$(16)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures		$95.250	06/16/2006	3,855	$1,541	$289
Put - CME Eurodollar 1-Year Mid-Curve June Futures		94.750	06/16/2006	2,769	419	761

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$13,100	94	36

					$2,054	$1,086

22  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.350%	06/12/2006	$11,300	$209	$346
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	10,000	70	3
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	85,000	808	673
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	10,000	73	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	17,000	200	11
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.375%	12/15/2006	2,900	38	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	23,000	174	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	43,000	352	41
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	36,400	272	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	46,000	325	14
Put - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.200%	06/16/2006	25,300	99	225
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	19,000	138	4
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	24,000	239	21
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	5,000	60	0
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.480%	04/03/2006	10,000	297	33
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.350%	06/12/2006	11,300	214	346
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	15,000	112	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	9,000	107	6
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	32,800	431	128
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	0.450%	06/20/2008	17,500	93	93
Put - OTC 30-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.250%	06/12/2006	24,000	462	985
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	25,000	277	198
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	63,000	387	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	3,000	22	1
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007	187,000	1,691	1,481

							$7,150	$4,620

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	$43,800	$20	$70
Call - OTC Dow Jones CDX N.A. IG5 Index Credit Default Swap	J.P. Morgan Chase & Co.	0.450%	06/20/2006	43,800	22	70

					$42	$140

(j)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$76,100	$(9)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	28,000	(5)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.825%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	25,000	0

		$(14)

(k)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$911	$906	0.04%
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	15,100	15,100	0.62

				$16,011	$16,006	0.66%

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  23

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2006

(l)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.500%	04/12/2036	$24,300	$23,818	$23,723
U.S. Treasury Note	3.000%	02/15/2009	16,300	15,521	15,591
U.S. Treasury Note	5.500%	05/15/2009	13,500	13,774	14,077
U.S. Treasury Note	3.375%	09/15/2009	124,500	119,272	119,246
U.S. Treasury Note	4.000%	04/15/2010	25,000	24,298	24,724
U.S. Treasury Note	4.250%	11/15/2013	49,500	47,770	48,390
U.S. Treasury Note	4.250%	11/15/2014	25,100	24,300	24,455
U.S. Treasury Note	4.000%	02/15/2015	7,600	7,219	7,178
U.S. Treasury Note	4.500%	11/15/2015	123,900	121,334	122,642

				$397,306	$400,026

*	Market value includes $4,953 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	47,983	04/2006	$24	$(881)	$(857)
Sell		56,846	04/2006	477	0	477
Buy		41,081	05/2006	17	(138)	(121)
Buy		BP 886	05/2006	0	(5)	(5)
Sell		51,819	05/2006	888	(2)	886
Buy	BR	1,290	07/2006	21	0	21
Sell		2,129	07/2006	26	0	26
Buy		894	08/2006	0	(7)	(7)
Sell	C$	629	05/2006	0	0	0
Buy	CP	203,300	07/2006	0	0	0
Buy		296,000	08/2006	6	0	6
Buy	CY	33,886	03/2007	0	(16)	(16)
Sell	DK	9,802	06/2006	0	(15)	(15)
Buy	EC	23,371	04/2006	82	(16)	66
Sell		683,775	04/2006	4,025	0	4,025
Sell		1,535	06/2006	10	0	10
Buy	JY	4,364,487	04/2006	0	(347)	(347)
Sell		2,027,254	04/2006	141	0	141
Buy		851,478	05/2006	0	(37)	(37)
Sell		28,223,349	05/2006	263	(1,282)	(1,019)
Buy	KW	642,500	04/2006	6	0	6
Buy		5,133,125	08/2006	0	(21)	(21)
Buy		1,033,648	09/2006	3	0	3
Buy	MP	7,900	08/2006	0	(25)	(25)
Buy		3,069	09/2006	0	(7)	(7)
Buy	N$	40,394	04/2006	117	0	117
Sell		42,252	04/2006	1,136	0	1,136
Sell		40,503	05/2006	0	(153)	(153)
Buy	PN	1,203	05/2006	0	(10)	(10)
Buy		1,828	08/2006	0	(15)	(15)
Buy		1,882	09/2006	0	(8)	(8)
Buy	PZ	2,586	05/2006	0	(12)	(12)
Sell		3,869	05/2006	26	0	26
Buy		1,767	09/2006	0	(3)	(3)
Buy	RP	21,887	08/2006	0	0	0
Buy	RR	9,589	07/2006	4	0	4
Buy		22,017	08/2006	12	0	12
Buy	S$	485	07/2006	1	0	1
Buy		1,055	08/2006	5	0	5
Buy	SV	8,954	08/2006	5	0	5
Buy		19,336	09/2006	2	0	2
Buy	T$	94,120	08/2006	0	(20)	(20)
Sell		69,047	09/2006	8	0	8

				$7,305	$(3,020)	$4,285

24  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

High Yield Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 3.2%

Centennial Cellular Operating Co. LLC
6.830% due 01/20/2011	$396	$402
7.229% due 01/20/2011	3,963	4,024
7.230% due 01/20/2011	230	233
7.318% due 01/20/2011	563	571
7.210% due 02/09/2011	3,566	3,621
Charter Communications Operating LLC
7.670% due 04/26/2010	2,996	3,016
7.920% due 04/26/2011	5,763	5,821
CSC Holdings, Inc.
4.000% due 02/24/2013	16,950	17,101
Delphi Corp.
13.000% due 06/13/2011	2,890	3,004
El Paso Corp.
4.600% due 12/31/2006	5,000	4,975
3.500% due 11/22/2009	12,000	12,149
7.750% due 11/22/2009	18,280	18,532
Georgia-Pacific Corp.
7.561% due 12/23/2013	70	72
7.564% due 12/23/2013	140	143
7.698% due 12/23/2013	140	143
7.779% due 12/23/2013	140	143
7.880% due 12/23/2013	140	143
Goodyear Tire & Rubber Co.
7.060% due 04/30/2010	9,000	9,141
Graham Packaging Co. LP
6.563% due 09/15/2011	2,473	2,509
6.625% due 09/15/2011	3,138	3,184
7.250% due 09/15/2011	60	61
7.188% due 10/07/2011	2,199	2,230
Headwaters, Inc.
6.430% due 04/30/2011	12,153	12,264
HealthSouth Corp.
4.000% due 02/02/2013	29,250	29,506
Hertz Corp.
4.500% due 12/21/2012	1,000	1,015
5.000% due 12/21/2012	1,172	1,187
6.650% due 12/21/2012	2,259	2,292
6.890% due 12/21/2012	2,276	2,310
6.960% due 12/21/2012	2,276	2,310
Ineos Group Holdings PLC
6.904% due 10/07/2012	15,800	15,980
2.273% due 10/07/2013	1,250	1,261
2.273% due 10/07/2014	1,250	1,267
Intelsat Ltd.
4.000% due 04/24/2006	30,000	30,038
Invensys PLC
7.791% due 09/05/2009	716	724
9.431% due 12/30/2009	8,000	8,190
JSG Holding PLC
7.925% due 11/29/2013	700	699
7.425% due 11/29/2014	700	699
OAO Rosneft Oil Co.
6.131% due 12/30/2008	10,000	9,987
Qwest Corp.
9.502% due 06/30/2007	8,740	8,978
Rexel S.A.
6.904% due 01/20/2013	2,000	2,027
7.741% due 04/10/2014	2,000	2,038
Roundy’s Supermarket, Inc.
7.490% due 11/01/2011	5,348	5,427
7.720% due 11/01/2011	5,375	5,455

Total Bank Loan Obligations (Cost $232,418)		234,872

CORPORATE BONDS & NOTES 83.1%

Banking & Finance 13.1%

AES Ironwood LLC
8.857% due 11/30/2025	49,418	55,595
AES Red Oak LLC
8.540% due 11/30/2019	14,929	16,347
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	46,004	51,179
Bluewater Finance Ltd.
10.250% due 02/15/2012	30,715	32,404
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)	21,000	21,144
Consolidated Communications Illinois
9.750% due 04/01/2012	33	35
Corsair Netherlands No. 3 BV
10.460% due 03/07/2016	12,200	12,208
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006	9,250	9,423
8.900% due 04/01/2007	5,000	5,102
Eircom Funding
8.250% due 08/15/2013	5,650	6,109
Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,580	1,529
Ford Motor Credit Co.
5.800% due 01/12/2009	23,475	21,452
7.375% due 10/28/2009	3,380	3,180
5.700% due 01/15/2010	12,725	11,302
7.875% due 06/15/2010	10,000	9,383
7.375% due 02/01/2011	107,489	98,983
7.250% due 10/25/2011	22,500	20,525
7.000% due 10/01/2013	15,905	14,245
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,156
General Motors Acceptance Corp.
5.645% due 05/18/2006	4,000	3,989
6.125% due 09/15/2006	5,000	4,977
7.250% due 03/02/2011	59,709	56,640
6.000% due 04/01/2011	19,412	16,719
6.875% due 09/15/2011	33,010	30,802
7.000% due 02/01/2012	8,400	7,830
6.875% due 08/28/2012	21,890	20,219
6.750% due 12/01/2014	3,675	3,313
8.000% due 11/01/2031	41,100	38,945
JSG Funding PLC
9.625% due 10/01/2012	48,873	51,928
K&F Acquisition, Inc.
7.750% due 11/15/2014	12,950	13,177
KRATON Polymers LLC
8.125% due 01/15/2014	25,045	25,233
Mirage Resorts, Inc.
7.250% due 08/01/2017	7,625	7,787
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	23,600	23,453
Rotech Healthcare, Inc.
9.500% due 04/01/2012	53,257	55,654
Sets Trust
8.850% due 04/02/2007	5,000	5,099
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	6,700	5,929
Tenneco, Inc.
10.250% due 07/15/2013	34,880	38,891
8.625% due 11/15/2014	25,775	25,904
TRAINS
7.406% due 06/15/2015	34,573	35,018
Universal City Development Partners
11.750% due 04/01/2010	21,870	24,221
Universal City Florida Holding Co.
8.375% due 05/01/2010	10,955	11,092
9.430% due 05/01/2010	1,500	1,530
Ventas Realty LP
8.750% due 05/01/2009	17,040	18,148
6.625% due 10/15/2014	2,270	2,281
7.125% due 06/01/2015	6,475	6,685
Wind Acquisition Finance S.A.
10.750% due 12/01/2015	17,070	18,521

		955,286

Industrials 55.3%

Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	12,060	11,819
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	15,825	15,983
7.750% due 06/15/2011	17,365	16,844
6.000% due 06/20/2013	30,199	26,122
7.400% due 04/01/2018	1,202	1,028
8.850% due 08/01/2030	26,143	23,594
Alderwoods Group, Inc.
7.750% due 09/15/2012	5,450	5,627
Alliance One International, Inc.
11.000% due 05/15/2012	10,875	10,494
Allied Waste North America
6.375% due 04/15/2011	4,280	4,210
9.250% due 09/01/2012	1,261	1,367
7.875% due 04/15/2013	50,746	53,220
7.250% due 03/15/2015	63,151	64,730
American Media Operations, Inc.
10.250% due 05/01/2009	13,839	12,593
AmeriGas Partners LP
7.250% due 05/20/2015	16,300	16,381
7.125% due 05/20/2016	33,220	33,220
Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,757
Argo-Tech Corp.
9.250% due 06/01/2011	2,050	2,173
Armor Holdings, Inc.
8.250% due 08/15/2013	2,790	3,006
Arvin Capital I
9.500% due 02/01/2027	1,500	1,522
ArvinMeritor, Inc.
8.750% due 03/01/2012	49,560	49,064
Aviall, Inc.
7.625% due 07/01/2011	15,595	16,024
Ball Corp.
6.625% due 03/15/2018	7,600	7,581
Bombardier, Inc.
6.750% due 05/01/2012	14,875	14,280
6.300% due 05/01/2014	8,100	7,472
Bowater Canada Finance
7.950% due 11/15/2011	14,850	14,887
Bowater, Inc.
9.500% due 10/15/2012	3,800	4,047
6.500% due 06/15/2013	7,450	6,984
Boyd Gaming Corp.
7.125% due 02/01/2016	28,540	29,075
Buhrmann US, Inc.
8.250% due 07/01/2014	13,090	13,679
7.875% due 03/01/2015	13,790	14,031
CA, Inc.
5.625% due 12/01/2014	5,000	4,821
Cablemas S.A. de C.V.
9.375% due 11/15/2015	5,000	5,350
CanWest Media, Inc.
8.000% due 09/15/2012	26,083	26,866
Cascades, Inc.
7.250% due 02/15/2013	8,650	8,174
CCO Holdings LLC
8.750% due 11/15/2013	51,705	50,542
CDRV Investors, Inc.
0.000% due 01/01/2015 (c)	6,900	4,726
Celestica, Inc.
7.625% due 07/01/2013	5,800	5,843
Cenveo Corp.
9.625% due 03/15/2012	17,900	19,354
Chart Industries, Inc.
9.125% due 10/15/2015	4,265	4,425
Charter Communications Operating LLC
8.000% due 04/30/2012	6,030	6,030
8.375% due 04/30/2014	7,110	7,128

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  25

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Chesapeake Energy Corp.
7.500% due 06/15/2014	$19,570	$20,597
7.000% due 08/15/2014	6,125	6,293
6.375% due 06/15/2015	750	742
6.625% due 01/15/2016	20,575	20,626
6.875% due 01/15/2016	19,375	19,617
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	9,500	9,595
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,073
10.000% due 03/13/2007	3,500	3,601
6.500% due 12/15/2012	655	638
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)	21,386	21,565
7.373% due 12/15/2015	912	872
7.566% due 03/15/2020	2,962	2,806
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,640	19,801
Corrections Corp. of America
6.750% due 01/31/2014	2,450	2,490
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	9,800	10,192
7.750% due 11/15/2015	20,440	21,309
CSC Holdings, Inc.
8.125% due 07/15/2009	14,925	15,503
8.125% due 08/15/2009	10,415	10,806
7.625% due 04/01/2011	66,450	67,114
6.750% due 04/15/2012	12,090	11,878
7.875% due 02/15/2018	700	704
DaVita, Inc.
6.625% due 03/15/2013	600	601
7.250% due 03/15/2015	51,645	52,161
Delhaize America, Inc.
8.050% due 04/15/2027	1,000	1,036
9.000% due 04/15/2031	46,865	54,442
Delta Air Lines, Inc.
7.379% due 05/18/2010	7,673	7,734
7.570% due 11/18/2010	5,600	5,603
Dex Media West LLC
8.500% due 08/15/2010	5,965	6,338
9.875% due 08/15/2013	49,893	55,444
DirecTV Holdings LLC
8.375% due 03/15/2013	10,653	11,425
6.375% due 06/15/2015	34,120	33,864
Dresser, Inc.
9.375% due 04/15/2011	47,190	49,549
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,391	7,576
DRS Technologies, Inc.
7.625% due 02/01/2018	5,050	5,227
EchoStar DBS Corp.
5.750% due 10/01/2008	16,621	16,538
7.780% due 10/01/2008	8,205	8,431
6.375% due 10/01/2011	24,020	23,600
6.625% due 10/01/2014	28,180	27,370
7.125% due 02/01/2016	43,970	43,475
El Paso Corp.
7.625% due 08/16/2007	5,000	5,112
6.500% due 06/01/2008	10,325	10,351
7.625% due 09/01/2008	15,776	16,170
6.750% due 05/15/2009	4,350	4,361
7.750% due 06/15/2010	690	715
10.750% due 10/01/2010	21,200	23,797
7.000% due 05/15/2011	2,000	2,017
9.625% due 05/15/2012	3,319	3,709
7.375% due 12/15/2012	47,255	48,318
6.950% due 06/01/2028	7,025	6,533
8.050% due 10/15/2030	2,625	2,710
7.800% due 08/01/2031	30,972	31,282
7.750% due 01/15/2032	4,850	4,911
7.420% due 02/15/2037	5,200	4,966
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,000
El Paso Production Holding Co.
7.750% due 06/01/2013	15,470	16,108
Encore Acquisition Co.
6.250% due 04/15/2014	3,175	3,056
6.000% due 07/15/2015	450	422
Equistar Chemicals LP
8.750% due 02/15/2009	28,475	29,614
Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,561
Ferrellgas Partners LP
7.080% due 08/01/2006 (k)	5,000	4,999
8.780% due 08/01/2007 (k)	14,000	14,265
7.120% due 08/01/2008 (k)	11,000	10,967
8.870% due 08/01/2009 (k)	7,300	7,647
7.240% due 08/01/2010 (k)	20,000	19,991
8.750% due 06/15/2012	13,843	14,085
Ford Motor Co.
7.450% due 07/16/2031	26,553	19,848
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	35,810	38,138
Gaylord Entertainment Co.
8.000% due 11/15/2013	15,590	16,331
Gaz Capital
8.625% due 04/28/2034	2,850	3,505
Gazprom International S.A.
7.201% due 02/01/2020	8,100	8,477
General Motors Corp.
8.250% due 07/15/2023	18,150	13,159
8.375% due 07/15/2033	16,500	12,169
Georgia-Pacific Corp.
7.700% due 06/15/2015	2,500	2,525
8.000% due 01/15/2024	38,390	38,918
7.375% due 12/01/2025	31,635	30,528
7.250% due 06/01/2028	18,210	17,299
7.750% due 11/15/2029	4,500	4,432
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	2,000	2,100
9.375% due 05/01/2012	11,120	12,288
Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,060
Hanover Equipment Trust
8.500% due 09/01/2008	19,273	19,803
HCA, Inc.
6.950% due 05/01/2012	22,340	22,668
6.300% due 10/01/2012	18,430	18,081
6.250% due 02/15/2013	212	207
6.750% due 07/15/2013	49,118	49,184
9.000% due 12/15/2014	7,936	9,022
7.190% due 11/15/2015	22,678	23,242
6.500% due 02/15/2016	7,825	7,663
8.360% due 04/15/2024	90	95
7.690% due 06/15/2025	5,025	4,994
Herbst Gaming, Inc.
8.125% due 06/01/2012	3,100	3,236
7.000% due 11/15/2014	9,153	9,176
Hertz Corp.
8.875% due 01/01/2014	20,525	21,397
Horizon Lines LLC
9.000% due 11/01/2012	5,448	5,788
Host Marriott LP
7.125% due 11/01/2013	27,230	27,843
6.750% due 06/01/2016	22,000	22,082
Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	19,016
Intelsat Subsidiary Holding Co. Ltd.
9.614% due 01/15/2012	9,300	9,498
8.250% due 01/15/2013	15,840	16,196
8.625% due 01/15/2015	43,055	44,670
Invensys PLC
9.875% due 03/15/2011	12,800	13,664
JC Penney Corp., Inc.
7.400% due 04/01/2037	575	623
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	12,165	11,998
7.500% due 06/01/2013	2,300	2,174
JET Equipment Trust
9.410% due 06/15/2010 (d)	944	748
10.000% due 06/15/2012 (d)	7,081	5,629
7.630% due 08/15/2012 (d)	3,304	1,860
L-3 Communications Corp.
6.375% due 10/15/2015	10,205	10,103
Legrand S.A.
8.500% due 02/15/2025	13,950	17,159
Mandalay Resort Group
9.375% due 02/15/2010	41,622	45,368
7.625% due 07/15/2013	16,785	17,414
Mediacom Broadband LLC
11.000% due 07/15/2013	40,335	43,158
MGM Mirage
8.500% due 09/15/2010	5,000	5,375
8.375% due 02/01/2011	20,760	22,006
6.750% due 09/01/2012	7,030	7,056
6.750% due 04/01/2013	9,600	9,600
6.625% due 07/15/2015	42,805	42,323
Morgan Stanley Bank AG
9.625% due 03/01/2013	50,100	59,499
NAK Naftogaz Ukrainy
8.125% due 09/30/2009	3,500	3,483
Nalco Co.
7.750% due 11/15/2011	22,300	22,690
8.875% due 11/15/2013	15,350	16,041
New Skies Satellites NV
9.572% due 11/01/2011	1,250	1,294
9.125% due 11/01/2012	750	808
Newfield Exploration Co.
6.625% due 04/15/2016	16,400	16,462
Newpark Resources
8.625% due 12/15/2007	16,430	16,512
Norampac, Inc.
6.750% due 06/01/2013	22,614	21,653
Northwest Airlines, Inc.
6.841% due 10/01/2012	7,950	7,955
6.810% due 02/01/2020	14,104	13,972
Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,445
Novelis, Inc.
7.250% due 02/15/2015	22,435	21,650
Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,000	6,278
8.750% due 11/15/2012	15,175	16,313
6.750% due 12/01/2014	25,025	24,587
Peabody Energy Corp.
6.875% due 03/15/2013	22,460	22,909
Plains Exploration & Production Co.
7.125% due 06/15/2014	12,465	12,870
PQ Corp.
7.500% due 02/15/2013	12,650	12,207
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	2,800	2,688
Primedia, Inc.
8.875% due 05/15/2011	10,825	10,609
8.000% due 05/15/2013	3,850	3,542
Quiksilver, Inc.
6.875% due 04/15/2015	38,795	37,922
Qwest Communications International, Inc.
7.250% due 02/15/2011	55,940	57,618
7.500% due 02/15/2014	135,941	140,699
RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,578
8.875% due 01/15/2016	33,085	34,574
Rhodia S.A.
7.625% due 06/01/2010	5,775	5,891

26  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	$34,474	$35,767
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	6,725	6,792
Rocky River Realty
8.810% due 04/14/2007 (k)	929	939
Rogers Cable, Inc.
7.875% due 05/01/2012	3,500	3,763
6.250% due 06/15/2013	2,300	2,289
6.750% due 03/15/2015	17,380	17,815
8.750% due 05/01/2032	7,700	9,163
Roseton
7.270% due 11/08/2010	35,650	36,042
7.670% due 11/08/2016	40,135	41,029
Royal Caribbean Cruises Ltd.
7.500% due 10/15/2027	6,625	6,962
Russell Corp.
9.250% due 05/01/2010	8,100	8,444
Sanmina-SCI Corp.
8.125% due 03/01/2016	18,135	18,407
SemGroup LP
8.750% due 11/15/2015	12,000	12,300
Seneca Gaming Corp.
7.250% due 05/01/2012	23,330	23,680
SESI LLC
8.875% due 05/15/2011	20,279	21,293
Sheraton Holding Corp.
7.375% due 11/15/2015	15,312	16,614
Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	4,956
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	22,849	23,592
8.375% due 07/01/2012	48,530	48,045
Solectron Global Finance Ltd.
8.000% due 03/15/2016	8,500	8,564
Sonat, Inc.
7.625% due 07/15/2011	35,787	37,040
7.000% due 02/01/2018	3,309	3,226
Spectrum Brands, Inc.
8.500% due 10/01/2013	5,975	5,557
7.375% due 02/01/2015	36,989	32,365
Station Casinos, Inc.
6.500% due 02/01/2014	20,040	19,915
6.875% due 03/01/2016	16,600	16,766
6.625% due 03/15/2018	9,175	9,014
Suburban Propane Partners LP
6.875% due 12/15/2013	22,730	21,934
Sungard Data Systems, Inc.
9.125% due 08/15/2013	31,910	33,904
Superior Essex Communications LLC
9.000% due 04/15/2012	6,395	6,459
Telenet Group Holding NV
11.500% due 06/15/2014	981	825
Tenet Healthcare Corp.
6.375% due 12/01/2011	600	545
6.500% due 06/01/2012	1,270	1,149
7.375% due 02/01/2013	18,660	17,121
9.875% due 07/01/2014	4,035	4,106
9.250% due 02/01/2015	3,600	3,618
6.875% due 11/15/2031	975	784
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)	10,000	10,109
TransMontaigne, Inc.
9.125% due 06/01/2010	1,075	1,148
Triad Hospitals, Inc.
7.000% due 11/15/2013	31,448	31,134
Trinity Industries, Inc.
6.500% due 03/15/2014	12,435	12,497
TRW Automotive, Inc.
9.375% due 02/15/2013	34,828	37,832
Tyco International Group S.A.
6.379% due 07/26/2006	12,500	12,606
UGS Corp.
10.000% due 06/01/2012	6,625	7,321
United Airlines, Inc.
6.201% due 09/01/2008	4,400	4,359
6.602% due 09/01/2013	5,505	5,453
Unity Media GmbH
10.375% due 02/15/2015	11,350	11,350
US Airways Group, Inc.
9.625% due 09/01/2024 (d)	17,690	64
9.330% due 01/01/2049 (d)	3,121	25
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,599
VWR International, Inc.
6.875% due 04/15/2012	13,150	13,019
8.000% due 04/15/2014	39,940	40,040
Williams Cos., Inc.
6.375% due 10/01/2010	14,550	14,477
7.625% due 07/15/2019	35,335	37,808
7.875% due 09/01/2021	82,278	88,860
7.750% due 06/15/2031	3,371	3,590
Wynn Las Vegas LLC
6.625% due 12/01/2014	90,925	88,766
Xerox Corp.
6.875% due 08/15/2011	12,950	13,355
6.400% due 03/15/2016	11,200	11,172
7.200% due 04/01/2016	350	370
Young Broadcasting, Inc.
10.000% due 03/01/2011	8,700	8,069

		4,045,428

Utilities 14.7%

AES Corp.
8.750% due 05/15/2013	35,827	38,872
American Cellular Corp.
10.000% due 08/01/2011	25,905	28,236
Cincinnati Bell Tele Co.
6.300% due 12/01/2028	2,000	1,855
Cincinnati Bell, Inc.
7.250% due 07/15/2013	41,120	42,456
8.375% due 01/15/2014	33,260	33,967
7.000% due 02/15/2015	9,000	8,955
Citizens Communications Co.
6.250% due 01/15/2013	33,715	32,956
7.000% due 11/01/2025	850	754
9.000% due 08/15/2031	18,500	19,864
7.450% due 07/01/2035	5,460	4,928
CMS Energy Corp.
7.500% due 01/15/2009	23,150	23,931
8.500% due 04/15/2011	2,000	2,170
6.300% due 02/01/2012	900	891
6.875% due 12/15/2015	9,000	9,146
Exco Resources, Inc.
7.250% due 01/15/2011	795	795
Hawaiian Telcom Communications, Inc.
8.914% due 05/01/2013	5,100	5,126
9.750% due 05/01/2013	19,960	20,160
Homer City Funding LLC
8.734% due 10/01/2026	11,971	13,587
Insight Midwest LP
9.750% due 10/01/2009	28,728	29,662
10.500% due 11/01/2010	18,603	19,673
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	12,880	13,524
8.625% due 11/14/2011	9,043	9,925
Midwest Generation LLC
8.300% due 07/02/2009	2,000	2,068
8.560% due 01/02/2016	93,052	100,363
8.750% due 05/01/2034	30,650	33,332
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010	7,300	7,596
8.000% due 01/28/2012	7,600	7,762
MSW Energy Holdings LLC
8.500% due 09/01/2010	600	639
NRG Energy, Inc.
7.250% due 02/01/2014	20,300	20,681
7.375% due 02/01/2016	42,660	43,673
PSEG Energy Holdings LLC
10.000% due 10/01/2009	9,520	10,591
8.500% due 06/15/2011	67,255	72,804
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	23,360	24,411
7.250% due 02/15/2011	22,225	22,642
7.625% due 08/03/2021	3,075	3,144
Qwest Corp.
8.875% due 03/15/2012	40,795	45,792
7.500% due 06/15/2023	19,006	19,410
7.200% due 11/10/2026	15,626	15,802
Reliant Energy, Inc.
9.250% due 07/15/2010	33,295	33,503
6.750% due 12/15/2014	47,340	42,014
Rogers Wireless, Inc.
7.250% due 12/15/2012	3,425	3,626
8.000% due 12/15/2012	14,295	15,242
6.375% due 03/01/2014	14,600	14,637
7.500% due 03/15/2015	19,460	20,968
Rural Cellular Corp.
9.875% due 02/01/2010	9,815	10,527
9.410% due 03/15/2010	1,500	1,545
8.250% due 03/15/2012	11,540	12,059
Sierra Pacific Resources
7.803% due 06/15/2012	12,950	13,659
8.625% due 03/15/2014	5,942	6,479
South Point Energy Center LLC
8.400% due 05/30/2012	44,125	42,140
Suncom Wireless, Inc.
8.500% due 06/01/2013	9,389	8,966
TECO Energy, Inc.
6.750% due 05/01/2015	2,360	2,437
Tenaska Alabama Partners LP
7.000% due 06/30/2021	11,897	11,995
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	24,774	26,694
Time Warner Telecom, Inc.
10.125% due 02/01/2011	10,750	11,355
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (k)	203	204
10.732% due 01/01/2013 (k)	7,759	8,002
10.732% due 01/01/2013	247	254

		1,078,449

Total Corporate Bonds & Notes (Cost $5,980,593)		6,079,163

CONVERTIBLE BONDS & NOTES 0.3%

Industrials 0.1%

Chesapeake Energy Corp.
2.750% due 11/15/2035	2,725	2,919

Utilities 0.2%

MS Energy Corp.
2.875% due 12/01/2024	15,575	16,743

Total Convertible Bonds & Notes (Cost $20,853)		19,662

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	35	35

Total U.S. Government Agencies (Cost $36)		35

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  27

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
MORTGAGE-BACKED SECURITIES 0.0%

RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		$4,260	$3,922

Total Mortgage-Backed Securities (Cost $4,036)			3,922

SOVEREIGN ISSUES 3.4%

Brazilian Government International Bond
5.250% due 04/15/2009		329	330
10.500% due 07/14/2014		20,150	25,137
8.000% due 01/15/2018		95,088	103,266
8.875% due 10/14/2019		1,425	1,649
8.750% due 02/04/2025		1,600	1,836
12.250% due 03/06/2030		20,200	30,805
8.250% due 01/20/2034		6,000	6,627
11.000% due 08/17/2040		33,575	43,119
Guatemala Government Bond
9.250% due 08/01/2013		2,500	2,910
Panama Government International Bond
8.875% due 09/30/2027		11,425	13,938
9.375% due 04/01/2029		9,575	12,184
Peru Government International Bond
9.875% due 02/06/2015		5,000	5,925

Total Sovereign Issues (Cost $218,424)			247,726

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 3.4%

Cablecom GmbH
4.000% due 04/15/2011	SF	20,000	15,342
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014	EC	600	782
Cognis GmbH
9.500% due 05/15/2014		1,000	1,388
Cognis Holding GmbH
11.644% due 01/15/2015 (e)		838	975
Eircom Funding
8.250% due 08/15/2013		3,090	4,185
Italy Buoni Poliennali Del Tesoro
2.750% due 05/15/2006		30,000	36,352
JSG Funding PLC
10.125% due 10/01/2012		26,675	36,367
JSG Holding PLC
5.386% due 11/29/2013		742	912
5.631% due 11/29/2013		2,652	3,257
5.716% due 11/29/2013		670	823
5.131% due 11/29/2014		2,652	3,265
5.216% due 11/29/2014		1,413	1,739
5.650% due 11/29/2014		2,636	3,241
11.500% due 10/01/2015 (e)		9,621	12,113
JSG Packaging
5.650% due 11/29/2013		2,636	3,241
Lighthouse International Co. S.A.
8.000% due 04/30/2014		44,175	57,883
Rhodia S.A.
8.000% due 06/01/2010		15,715	20,282
SigmaKalon
4.587% due 06/30/2012		1,551	1,857
Telenet Communications NV
9.000% due 12/15/2013		14,000	18,960
United Biscuits Finance Plc
10.750% due 04/15/2011	BP	3,000	5,531
UPC Financing Partnership
4.672% due 09/15/2012	EC	13,270	16,129
UPC Holding BV
8.625% due 01/15/2014		4,075	4,899
7.750% due 01/14/2015		1,100	1,270

Total Foreign Currency-Denominated Issues (Cost $232,499)			250,793

	Shares

COMMON STOCKS 0.0%

Technology 0.0%

Reliant Resources, Inc. - Warrants Exp. 08/25/2008		65,885	398

Transportation 0.0%

UAL Corp. (g)		8,926	356
US Airways Group, Inc. (g)		12,224	2

			358

Total Common Stocks (Cost $0)			756

CONVERTIBLE PREFERRED STOCK 0.0%

Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,606

Total Convertible Preferred Stock (Cost $3,628)			3,606

PREFERRED SECURITY 0.7%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,518

	Principal Amount (000s)

Xerox Capital Trust I
8.000% due 02/01/2027		$21,680	22,547

Total Preferred Security (Cost $49,139)			49,065

	# of Contracts

PURCHASED CALL OPTIONS 0.0%

90-Day Eurodollar June Futures (CME) Strike @ $94.875 Exp. 04/13/2006		2,750	52

Total Purchased Call Options (Cost $257)			52

	Notional Amount (000s)

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC) Strike @ JY115.000 Exp. 05/26/2006		$24,400	192

Total Purchased Put Options (Cost $385)			192

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (l) 6.3%

Commercial Paper 3.7%

Danske Corp.
4.710% due 06/02/2006		54,300	53,842
Federal Home Loan Bank
4.630% due 04/03/2006		33,571	33,571
Freddie Mac
4.650% due 04/03/2006		24,429	24,429
UBS Finance Delaware LLC
4.530% due 05/24/2006		156,700	155,694

			267,536

Tri-Party Repurchase Agreements 0.9%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 2.700% due 03/16/2007 valued at $64,490. Repurchase proceeds are $63,247.)		63,224	63,224

Belgium Treasury Bills 0.1%

2.459% due 04/13/2006-06/15/2006 (b)	EC	6,260	7,554

France Treasury Bills 0.2%

2.364% due 04/06/2006-08/03/2006 (b)		13,850	16,762

Germany Treasury Bills 0.6%

2.554% due 07/12/2006		34,350	41,410

Netherlands Treasury Bills 0.4%

2.409% due 04/28/2006		26,800	32,423

U.S. Treasury Bills 0.4%

4.496% due 06/01/2006-06/15/2006 (b)(f)(h)		$29,005	28,756

Total Short-Term Instruments (Cost $457,305)			457,665

Total Investments (a) 100.4% (Cost $7,199,573)			$7,347,509

Written Options (j) (0.0%) (Premiums $5,548)			(2,544)

Other Assets and Liabilities (Net) (0.4%)			(28,549)

Net Assets 100.0%			$7,316,416

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $198,194 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Security becomes interest bearing at a future date.
(d)	Security is in default.
(e)	Payment in-kind bond security.
(f)	Securities with an aggregate market value of $2,227 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(g)	Non-income producing security.

28  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(h)	Securities with an aggregate market value of $15,607 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	11,991	$(13,506)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	66	(79)

				$(13,585)

(i)	Swap agreements outstanding on March 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2006	$6,500	$30
Bank of America	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	2.350%	03/20/2007	5,000	47
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	10,000	195
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	3,000	57
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	24
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	4,000	64
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	46
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	33
Bear Stearns & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.810%	12/20/2010	3,525	72
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.500%	03/20/2007	5,000	10
Citibank N.A.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	26
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	12,000	46
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	5,000	14
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.850%	12/20/2006	3,000	24
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	3
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	4,560	87
Credit Suisse First Boston	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.800%	12/20/2010	6,175	124
Credit Suisse First Boston	CMS Energy Corp. 8.500% due 04/05/2011	Sell	1.700%	12/20/2010	7,000	112
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	(1)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	5,900	168
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	32
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	3,000	9
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	8
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	2.800%	06/20/2006	10,000	(190)
J.P. Morgan Chase & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.600%	09/20/2006	3,500	19
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.800%	03/20/2007	3,000	70
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	2,600	59
J.P. Morgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	03/20/2007	2,500	57
J.P. Morgan Chase & Co.	RH Donelley Corp. 6.875% due 01/15/2013	Buy	(0.500%)	03/20/2007	3,000	(7)
Lehman Brothers, Inc.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.750%	06/20/2006	7,400	14
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%	03/20/2007	5,000	(42)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(36)
Lehman Brothers, Inc.	RH Donelley Corp. 6.875% due 01/15/2013	Sell	3.500%	03/20/2011	3,000	59
Lehman Brothers, Inc.	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.420%	06/20/2011	5,000	0
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,000	23
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	134
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	111
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	80
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	121
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	8
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%	09/20/2007	5,000	94
Royal Bank of Scotland PLC	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%	12/20/2006	2,000	36
Royal Bank of Scotland PLC	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.650%	03/20/2007	5,000	26
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.000%	12/20/2006	1,775	29
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	09/20/2008	14,000	(1,927)

						$(32)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  29

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2006

(j)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	10,608	$3,079	$166
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	5,897	1,448	1,566
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	953	235	536

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$24,400	178	65

					$4,940	$2,333

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.500%	06/02/2006	$56,800	$318	$211
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	56,800	290	0

							$608	$211

(k)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,063	$21,144	0.29%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	19,479	21,565	0.29
Ferrellgas Partners LP	7.080%	08/01/2006	01/28/2003	4,991	4,999	0.07
Ferrellgas Partners LP	8.780%	08/01/2007	06/30/2003	14,533	14,265	0.20
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002	11,078	10,967	0.15
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,861	7,647	0.11
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001	20,012	19,991	0.27
Rocky River Realty	8.810%	04/14/2007	11/22/2000	934	939	0.01
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,957	10,109	0.14
Wilmington Trust Co. - Tucson Electric	10.210%	01/01/2009	06/29/1993	201	204	0.00
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	07/28/1995	7,638	8,002	0.11

				$117,747	$119,832	1.64%

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	2,936	05/2006	$48	$0	$48
Sell	EC	266,479	04/2006	261	(716)	(455)
Buy	JY	8,669,090	05/2006	225	0	225

				$534	$(716)	$(182)

30  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Low Duration Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.7%

Banking & Finance 5.9%

American General Finance Corp.
4.980% due 03/23/2007	$8,700	$8,706
Atlantic & Western Re Ltd.
10.990% due 01/09/2007	2,700	2,677
Bear Stearns Cos., Inc.
4.890% due 03/08/2007	81,250	81,315
Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	147
CIT Group, Inc.
5.160% due 09/20/2007	9,200	9,233
4.984% due 05/23/2008	9,200	9,228
Citigroup, Inc.
4.740% due 11/01/2007	3,600	3,605
4.730% due 05/02/2008	33,000	33,034
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	8,300	5,312
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,051
7.100% due 03/15/2007	6,700	6,808
Ford Motor Credit Co.
7.750% due 02/15/2007	13,700	13,494
5.880% due 03/21/2007	3,759	3,704
7.200% due 06/15/2007	4,600	4,541
General Electric Capital Corp.
2.750% due 09/25/2006	200	198
4.905% due 01/15/2008	22,700	22,733
General Motors Acceptance Corp.
6.125% due 09/15/2006	3,940	3,922
7.430% due 12/01/2021	156	157
Golden West Financial Corp.
5.500% due 08/08/2006	700	701
Goldman Sachs Group, Inc.
4.866% due 08/01/2006	27,600	27,613
4.669% due 10/05/2007	3,000	3,008
4.810% due 11/10/2008	31,800	31,831
5.025% due 12/22/2008	36,400	36,432
HSBC Bank USA N.A.
4.710% due 07/28/2008	22,400	22,428
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	8,000	7,863
HSBC Finance Corp.
5.030% due 10/04/2007	48,200	48,254
5.040% due 09/15/2008	16,600	16,654
International Lease Finance Corp.
3.125% due 05/03/2007	300	293
John Deere Capital Corp.
4.860% due 08/24/2006	12,700	12,705
4.500% due 08/25/2008	900	884
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	29,970	30,011
Merrill Lynch & Co., Inc.
4.765% due 07/27/2007	7,200	7,214
Morgan Stanley
4.725% due 01/18/2008	12,100	12,124
4.830% due 02/09/2009	8,500	8,514
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (j)	42,600	42,600
Phoenix Quake Ltd.
7.440% due 07/03/2008	6,500	6,604
Phoenix Quake Wind II Ltd.
8.490% due 07/03/2008	3,000	2,705
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	6,400	6,486
Pricoa Global Funding I
4.970% due 09/12/2008	10,000	10,012
4.890% due 03/03/2009	22,000	22,009
Prudential Financial, Inc.
4.104% due 11/15/2006	21,500	21,364
Putnam CBO I Ltd.
5.049% due 06/12/2009	749	756
Royal Bank of Scotland Group PLC
4.664% due 07/21/2008	28,600	28,620
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	68,300	68,370
Vita Capital Ltd.
6.340% due 01/01/2007	3,800	3,803
Wachovia Corp.
4.710% due 10/28/2008	21,900	21,923

		717,646

Industrials 1.7%

Altria Group, Inc.
6.950% due 06/01/2006	25,000	25,062
7.650% due 07/01/2008	7,500	7,841
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	13,800	13,804
5.100% due 03/07/2007	25,600	25,616
5.360% due 09/10/2007	10,500	10,534
4.050% due 06/04/2008	80	78
Devon Energy Corp.
2.750% due 08/01/2006	10,400	10,311
El Paso Corp.
6.500% due 05/15/2006	6,350	6,366
7.625% due 09/01/2008	1,075	1,102
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	12,298
HCA, Inc.
8.850% due 01/01/2007	1,200	1,232
5.250% due 11/06/2008	3,450	3,408
Historic TW, Inc.
8.110% due 08/15/2006	3,400	3,432
8.180% due 08/15/2007	5,000	5,179
Kroger Co.
7.625% due 09/15/2006	2,250	2,271
7.800% due 08/15/2007	955	984
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	46,470	46,506
Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,723
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,848
Time Warner, Inc.
6.125% due 04/15/2006	5,500	5,501
Tyco International Group S.A.
5.800% due 08/01/2006	5,600	5,607

		200,703

Utilities 1.1%

American Electric Power Co., Inc.
6.125% due 05/15/2006	17,631	17,646
BellSouth Corp.
4.258% due 04/26/2021	20,175	20,163
Dominion Resources, Inc.
5.049% due 05/15/2006	4,500	4,500
3.660% due 11/15/2006	6,705	6,636
5.265% due 09/28/2007	10,755	10,769
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	33,605
Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,602
Southern California Edison Co.
4.767% due 02/02/2009	20,470	20,484
Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,547
TXU Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,584

		131,536

Total Corporate Bonds & Notes (Cost $1,068,635)		1,049,885

U.S. GOVERNMENT AGENCIES 25.9%

Fannie Mae
0.950% due 03/25/2009 (d)	1,091	12
3.998% due 11/01/2017	47	47
4.000% due 05/01/2011	302	289
4.234% due 04/01/2034	6,019	5,909
4.250% due 07/01/2017-05/25/2033 (c)	13,655	13,094
4.285% due 04/26/2035	4,176	4,177
4.362% due 03/01/2035	12,561	12,426
4.440% due 08/01/2017-07/01/2018 (c)	25	25
4.467% due 12/01/2017	34	34
4.500% due 06/01/2011-08/01/2035 (c)	48,045	46,106
4.540% due 06/01/2017	26	26
4.557% due 02/01/2028	16	16
4.560% due 09/01/2035	19,750	19,515
4.564% due 01/01/2021	42	41
4.603% due 01/01/2028	117	117
4.673% due 05/01/2035	15,658	15,380
4.675% due 07/01/2035	17,315	17,028
4.676% due 07/01/2035	21,853	21,466
4.727% due 03/01/2035	3,444	3,417
4.730% due 01/01/2035	24,235	23,887
4.810% due 09/22/2006	57,600	57,598
4.818% due 07/01/2042	34,154	34,268
4.858% due 07/25/2035	5,417	5,421
4.868% due 09/25/2035-09/01/2041 (c)	81,471	81,916
4.884% due 04/01/2018	1,588	1,589
4.908% due 07/25/2017	813	822
4.926% due 10/01/2035	10,371	10,180
4.997% due 12/01/2023	51	51
5.000% due 12/01/2013-05/11/2036 (c)	1,501,722	1,465,582
5.018% due 10/01/2030-11/01/2039 (c)	3,116	3,148
5.155% due 11/01/2017	102	102
5.168% due 03/25/2044	1,592	1,594
5.218% due 05/25/2031-06/25/2032 (c)	4,241	4,246
5.379% due 06/01/2022	13	13
5.420% due 11/01/2018	5	5
5.444% due 04/25/2022	27	28
5.467% due 09/01/2032	3,561	3,567
5.500% due 10/01/2008-04/12/2036 (c)	462,356	453,300
5.725% due 11/01/2027	171	175
5.755% due 07/01/2017	86	87
5.794% due 04/01/2024	368	377
6.000% due 03/01/2009-04/12/2036 (c)	93,595	94,870
6.049% due 02/01/2028	600	617
6.109% due 10/01/2024	434	444
6.170% due 01/01/2024	17	18
6.273% due 08/01/2029	1,604	1,624
6.284% due 07/01/2023	98	100
6.500% due 3/25/2009 (d)	259	17
6.500% due 06/01/2008-12/25/2042 (c)	35,157	36,227
6.661% due 01/01/2024	342	350
7.000% due 01/01/2008-01/01/2032 (c)	10,938	11,072
7.500% due 02/01/2013	8	8
8.000% due 12/25/2021-11/01/2031 (c)	5,465	5,832
8.500% due 02/01/2017-04/01/2025 (c)	300	320
8.800% due 01/25/2019	145	154
9.000% due 03/25/2021-01/01/2025 (c)	546	586
9.250% due 10/25/2018	9	10
9.500% due 03/25/2020-11/01/2025 (c)	1,319	1,439

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  31

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
10.000% due 10/01/2009- 05/01/2022 (c)	$100	$103
10.500% due 07/01/2014-12/01/2024 (c)	9	10
11.000% due 11/01/2020	8	9
11.250% due 10/01/2015	9	10
11.500% due 11/01/2019-02/01/2020 (c)	10	11
11.750% due 02/01/2016	12	13
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	4	4
13.250% due 09/01/2011	4	4
15.500% due 10/01/2012-12/01/2012 (c)	1	1
15.750% due 12/01/2011	5	6
16.000% due 09/01/2012-12/01/2012 (c)	3	3
256.000% due 11/01/2008 (d)	1	2
Federal Home Loan Bank
0.000% due 02/05/2007	11,100	10,291
2.250% due 05/15/2006	90	90
Federal Housing Administration
7.421% due 11/01/2019	39	39
7.430% due 10/01/2020-11/01/2025 (c)	10,132	10,217
Freddie Mac
3.000% due 02/15/2023	4,602	4,535
4.000% due 01/15/2024	5,075	660
4.000% due 09/15/2015-01/15/2024 (c)	300	291
4.375% due 03/01/2017	60	60
4.500% due 06/01/2018	58	55
4.718% due 06/01/2035	77,210	75,239
4.719% due 08/01/2035	125,628	123,504
4.738% due 08/15/2032	1,232	1,237
4.807% due 02/01/2020	529	528
4.827% due 08/01/2035	33,841	33,561
4.921% due 07/01/2035	32,553	32,166
5.000% due 04/15/2016-07/15/2024 (c)	86,147	85,348
5.078% due 08/25/2031	8,730	8,777
5.098% due 09/25/2031	15,962	15,970
5.099% due 12/15/2030	21,456	21,541
5.149% due 06/15/2018	7,151	7,159
5.199% due 11/15/2030	19	19
5.500% due 02/15/2014-07/15/2034 (c)	40,300	40,176
5.532% due 07/01/2018	86	88
5.700% due 10/15/2020	93	93
5.701% due 12/01/2022	91	93
5.750% due 03/15/2021	62	62
5.792% due 06/01/2024	126	128
5.798% due 09/01/2023	42	43
5.875% due 01/01/2017	9	9
5.892% due 11/01/2022	425	433
5.903% due 10/01/2023	264	270
5.960% due 10/01/2027	73	74
5.990% due 01/01/2024	472	482
6.000% due 06/01/2006-01/01/2033 (c)	23,263	23,550
6.057% due 11/01/2023	49	50
6.415% due 01/01/2024	180	185
6.500% due 08/15/2011-07/25/2043 (c)	94,531	95,986
6.625% due 02/01/2023	8	8
6.710% due 03/01/2024	19	19
7.000% due 01/01/2030-04/01/2032 (c)	125	130
7.500% due 07/15/2030	1,030	1,050
8.000% due 07/01/2006-12/01/2024 (c)	529	556
8.250% due 10/01/2007-01/01/2009 (c)	3	3
8.500% due 01/01/2007-11/01/2025 (c)	1,249	1,346
9.000% due 12/15/2020-08/01/2022 (c)	567	593
9.500% due 03/01/2010-09/01/2021 (c)	161	165
9.750% due 11/01/2008	53	55
10.000% due 03/01/2016-05/15/2020 (c)	77	79
10.500% due 10/01/2010-02/01/2016 (c)	4	5
10.750% due 09/01/2009-08/01/2011 (c)	23	24
11.500% due 10/01/2015-01/01/2016 (c)	8	8
11.750% due 08/01/2015	1	1
14.000% due 09/01/2012-04/01/2016 (c)	2	2
14.500% due 12/01/2010	1	1
15.000% due 08/01/2011-12/01/2011 (c)	1	1
Government National Mortgage Association
4.000% due 07/16/2027-02/20/2032 (c)	25,015	24,884
4.375% due 04/20/2016-05/20/2030 (c)	11,605	11,681
4.500% due 07/20/2030-03/20/2031 (c)	515	519
4.625% due 03/20/2019	45	45
4.750% due 08/20/2022-07/20/2027 (c)	6,856	6,899
5.125% due 10/20/2023-12/20/2027 (c)	5,312	5,345
5.301% due 12/16/2025	261	264
6.000% due 01/15/2029-10/15/2032 (c)	403	408
6.500% due 09/15/2032-05/15/2034 (c)	94	98
7.000% due 03/15/2011-10/15/2011 (c)	27	27
7.500% due 02/15/2007-09/15/2031 (c)	353	372
8.000% due 11/15/2006-06/20/2031 (c)	3,592	3,814
8.500% due 12/15/2021-08/15/2030 (c)	122	132
9.000% due 03/15/2017-11/15/2030 (c)	434	473
9.500% due 10/15/2016-06/15/2025 (c)	31	34
9.750% due 08/15/2017	23	25
10.000% due 10/15/2013-11/15/2020 (c)	9	10
10.500% due 11/15/2019-02/15/2021 (c)	3	3
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	7	8
11.750% due 08/15/2013	5	5
12.000% due 06/20/2015	1	2
13.000% due 10/15/2013	4	5
13.500% due 05/15/2011-11/15/2012 (c)	9	9
16.000% due 02/15/2012	8	10
Small Business Administration
7.640% due 03/10/2010	424	446

Total U.S. Government Agencies (Cost $3,180,635)		3,113,522

MORTGAGE-BACKED SECURITIES 13.6%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	77,962	76,382
4.390% due 02/25/2045	25,360	24,688
4.440% due 02/25/2045	74,235	72,343
Banc of America Commercial Mortgage, Inc.
3.366% due 07/11/2043	4,391	4,334
Banc of America Funding Corp.
4.115% due 05/25/2035	330,988	320,578
Banc of America Mortgage Securities
6.500% due 10/25/2031	13,722	13,835
5.446% due 10/20/2032	2,403	2,402
Bear Stearns Adjustable Rate Mortgage Trust
5.173% due 11/25/2030	289	289
5.346% due 01/25/2033	4,923	4,907
5.619% due 01/25/2033	2,667	2,652
5.062% due 03/25/2033	14,091	14,028
5.450% due 03/25/2033	29,634	29,262
4.815% due 01/25/2034	24,260	23,909
4.625% due 10/25/2035	71,687	69,828
4.750% due 10/25/2035	91,627	88,760
4.799% due 11/25/2035	124,122	122,336
Bear Stearns Alt-A Trust
5.312% due 03/25/2035	50,319	49,573
5.415% due 05/25/2035	52,755	52,774
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019	10	10
5.750% due 02/25/2033	1,033	1,031
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	13,170	13,217
Countrywide Home Loan Mortgage Pass-Through Trust
5.108% due 04/25/2035	11,176	11,203
5.250% due 11/20/2035	43,565	43,099
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	11,686	11,750
5.148% due 03/25/2032	5,821	5,821
6.173% due 06/25/2032	751	749
5.679% due 10/25/2032	1,297	1,295
5.368% due 08/25/2033	319	320
4.938% due 12/15/2040	21,111	20,925
DLJ Acceptance Trust
11.000% due 08/01/2019	115	124
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	205
Drexel Burnham Lambert CMO Trust
5.380% due 05/01/2016	5	5
First Horizon Alternative Mortgage Securities
4.754% due 06/25/2034	28,977	28,527
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2,442	2,426
4.541% due 09/25/2035	124,598	121,818
4.547% due 09/25/2035	18,288	18,038
Impac CMB Trust
5.068% due 01/25/2034	15,357	15,375
Imperial Savings Association
8.428% due 02/25/2018	72	72
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	21	22
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	27,314	27,122
Mastr Adjustable Rate Mortgages Trust
3.787% due 11/21/2034	11,819	11,128
3.787% due 12/21/2034	11,129	11,061
MASTR Asset Securitization Trust
5.500% due 09/25/2033	29,655	28,830
Mellon Residential Funding Corp.
4.354% due 07/25/2029	1,571	1,575
4.989% due 06/15/2030	35,555	35,508
Merrill Lynch Mortgage Investors, Inc.
4.495% due 02/25/2035	40,348	39,299
Nationslink Funding Corp.
5.048% due 11/10/2030	511	513
Prime Mortgage Trust
5.218% due 02/25/2019	2,636	2,641
5.218% due 02/25/2034	10,892	10,928
Prudential-Bache CMO Trust
8.400% due 03/20/2021	411	411

32  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
RAAC Series
5.000% due 09/25/2034		$3,240	$3,187
Resecuritization Mortgage Trust
5.068% due 04/26/2021		270	262
Salomon Brothers Mortgage Securities
8.000% due 09/25/2030		35	35
Sears Mortgage Securities
12.000% due 02/25/2014		13	13
Sequoia Mortgage Trust
5.076% due 08/20/2032		11,930	11,943
SLH Mortgage Trust
9.600% due 03/25/2021		173	172
Structured Asset Mortgage Investments, Inc.
9.556% due 06/25/2029		1,008	1,006
5.106% due 09/19/2032		20,042	20,074
5.098% due 02/25/2036		10,477	10,472
Structured Asset Securities Corp.
6.250% due 01/25/2032		915	913
6.150% due 07/25/2032		954	970
Torrens Trust
5.009% due 07/15/2031		1,198	1,199
Vendee Mortgage Trust
6.500% due 05/15/2029		43,754	44,372
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033		510	508
6.094% due 02/25/2033		1,517	1,519
Washington Mutual, Inc.
4.816% due 10/25/2032		121	120
4.597% due 02/27/2034		16,764	16,460
5.108% due 06/25/2042		19,149	19,262
5.018% due 08/25/2042		13,445	13,317
5.108% due 10/25/2045		16,185	16,272
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		41,961	41,573

Total Mortgage-Backed Securities (Cost $1,668,353)			1,641,577

ASSET-BACKED SECURITIES 8.0%

AAA Trust
4.918% due 04/25/2035		20,015	20,052
Accredited Mortgage Loan Trust
4.918% due 07/25/2035		3,648	3,650
ACE Securities Corp.
4.928% due 10/25/2035		102,762	102,845
Aegis Asset-Backed Securities Trust
4.938% due 03/25/2035		888	889
Amortizing Residential Collateral Trust
5.108% due 07/25/2032		744	741
Argent Securities, Inc.
4.938% due 10/25/2035		24,292	24,310
4.958% due 12/25/2035		71,803	71,857
Asset-Backed Securities Corp. Home Equity
5.269% due 06/15/2031		7	7
4.918% due 07/25/2035		8,665	8,671
Bear Stearns Asset-Backed Securities, Inc.
5.018% due 09/25/2034		12,586	12,602
5.268% due 03/25/2043		9,653	9,676
Carrington Mortgage Loan Trust
4.908% due 05/25/2035		6,852	6,857
4.898% due 06/25/2035		6,362	6,366
Chase Funding Mortgage Loan Asset-Backed Certificates
5.138% due 11/25/2031		4,619	4,622
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033		4,657	4,668
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035		7,475	7,481
4.928% due 09/25/2035		27,318	27,338
Community Program Loan Trust
4.500% due 10/01/2018		6,662	6,528
Countrywide Asset-Backed Certificates
4.908% due 03/25/2035		1,584	1,585
4.938% due 03/25/2035		7,675	7,680
4.898% due 06/25/2035		12,195	12,204
4.908% due 07/25/2035		9,730	9,737
4.918% due 08/25/2035		28,149	28,170
4.898% due 10/25/2035		43,419	43,451
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032		207	207
Equity One ABS, Inc.
5.098% due 11/25/2032		11,217	11,240
Finance America Mortgage Loan Trust
4.988% due 06/25/2034		2,500	2,502
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025		18,651	18,665
First NLC Trust
4.928% due 09/25/2035		16,278	16,289
4.928% due 12/25/2035		14,808	14,818
First USA Credit Card Master Trust
4.838% due 01/12/2009		12,895	12,905
Fremont Home Loan Trust
4.928% due 06/25/2035		3,955	3,957
4.908% due 01/25/2036		25,694	25,714
GSAMP Trust
4.928% due 01/25/2036		23,395	23,411
HFC Home Equity Loan Asset-Backed Certificates
5.126% due 09/20/2033		15,217	15,270
Household Mortgage Loan Trust
5.076% due 05/20/2032		2,164	2,165
IXIS Real Estate Capital Trust
4.898% due 09/25/2035		7,742	7,747
Long Beach Mortgage Loan Trust
4.938% due 09/25/2035		34,040	34,067
4.908% due 01/25/2036		29,547	29,566
Metris Master Trust
5.096% due 11/20/2009		20,400	20,420
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		73	74
Nelnet Student Loan Trust
4.653% due 01/25/2016		2,674	2,676
New Century Home Equity Loan Trust
4.928% due 09/25/2035		42,595	42,627
Ocwen Mortgage Loan Asset-Backed Certificates
5.245% due 10/25/2029		12	12
Option One Mortgage Loan Trust
4.918% due 08/25/2035		26,122	26,142
Park Place Securities, Inc.
4.928% due 08/25/2035		26,221	26,243
Quest Trust
4.898% due 12/25/2035		14,649	14,660
Renaissance Home Equity Loan Trust
5.168% due 08/25/2032		931	935
Residential Asset Mortgage Products, Inc.
4.948% due 05/25/2027		3,116	3,118
Residential Asset Securities Corp.
5.048% due 06/25/2031		8	8
SACO I, Inc.
4.928% due 09/25/2035		41,573	41,597
SLM Student Loan Trust
4.960% due 03/15/2013		6,270	6,273
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		6,249	6,253
4.918% due 07/25/2035		4,359	4,362
4.928% due 11/25/2035		54,353	54,393
4.918% due 12/25/2035		14,919	14,930
Structured Asset Securities Corp.
5.108% due 01/25/2033		754	757
4.918% due 08/25/2035		23,767	23,784
Wachovia Auto Owner Trust
4.820% due 02/20/2009		35,500	35,431
WMC Mortgage Loan Pass-Through Certificates
5.429% due 05/15/2030		437	437

Total Asset-Backed Securities (Cost $964,716)			965,642

SOVEREIGN ISSUES 1.0%

Brazilian Government International Bond
5.188% due 04/15/2006		7,232	7,169
5.250% due 04/15/2009		27,302	27,310
5.250% due 04/15/2012		7,494	7,509
8.000% due 01/15/2018		23,100	25,087
Korea Development Bank
5.050% due 11/22/2012		2,200	2,204
Panama Government International Bond
9.375% due 07/23/2012		480	559
Peru Government International Bond
9.125% due 02/21/2012		400	454
Russia Government International Bond
10.000% due 06/26/2007		19,800	20,885
8.250% due 03/31/2010		24,800	26,293

Total Sovereign Issues (Cost $115,587)			117,470

FOREIGN CURRENCY- DENOMINATED ISSUES (k) 0.0%

JSG Holding PLC
5.716% due 11/29/2014	EC	843	1,039
5.876% due 11/29/2014		651	800
5.886% due 11/29/2014		489	602
5.904% due 11/29/2014		434	533
5.971% due 11/29/2014		1,583	1,949

Total Foreign Currency-Denominated Issues (Cost $4,745)			4,923

	Notional Amount (000s)
PURCHASED CALL OPTIONS (k) 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	57,300	39
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$153,000	2
Strike @ 4.500% Exp. 04/06/2006		208,700	0
Strike @ 4.750% Exp. 05/02/2006		503,000	1
Strike @ 4.750% Exp. 08/07/2006		587,000	197
Strike @ 4.500% Exp. 08/07/2006		326,000	22
Strike @ 4.750% Exp. 08/08/2006		175,000	60
Strike @ 4.500% Exp. 10/04/2006		217,000	43
Strike @ 4.500% Exp. 10/04/2006		160,000	37
Strike @ 4.250% Exp. 10/11/2006		240,000	15
Strike @ 4.250% Exp. 10/12/2006		235,000	15
Strike @ 4.500% Exp. 10/18/2006		449,000	126
Strike @ 4.250% Exp. 10/19/2006		75,000	6
Strike @ 4.250% Exp. 10/24/2006		132,000	11
Strike @ 4.250% Exp. 10/25/2006		317,000	26

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  33

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2006

	Notional Amount (000s)	Value (000s)
Strike @ 4.800% Exp. 12/22/2006	$375,000	$586
Strike @ 5.000% Exp. 03/08/2007	365,000	1,272
Strike @ 5.000% Exp. 03/08/2007	184,000	641

Total Purchased Call Options (Cost $17,773)		3,099

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006	6,470	41
Strike @ $92.000 Exp. 12/18/2006	6,062	38
Strike @ $92.750 Exp. 12/18/2006	3,750	23
Strike @ $92.500 Exp. 12/18/2006	2,875	18
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	26,527	166
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006	15,311	96

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/18/2006	$11,500	70
Strike @ JY115.000 Exp. 05/26/2006	38,900	306
Strike @ JY116.000 Exp. 05/26/2006	26,600	266
Strike @ JY115.000 Exp. 05/26/2006	18,600	154

Total Purchased Put Options (Cost $2,118)		1,178

	Shares

PREFERRED STOCK 0.9%

DG Funding Trust
6.777% due 12/31/2049	9,632	102,189
Home Ownership Funding Corp.
13.331% due 12/31/2049	8,625	2,068

Total Preferred Stock (Cost $107,332)		104,257

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 38.1%

Certificates of Deposit 4.0%

Barclays Bank PLC
4.530% due 01/29/2007	$125,400	125,383
Citibank New York N.A.
4.720% due 05/17/2006	200,000	200,000
4.820% due 06/07/2006	150,000	150,000

		475,383

Commercial Paper 25.5%

ANZ National (Int’l) Ltd.
4.490% due 04/12/2006	7,000	6,992
ASB Bank Ltd.
4.630% due 05/10/2006	300	299
4.795% due 06/14/2006	300	297
Bank of America Corp.
4.450% due 04/12/2006	25,000	24,972
4.415% due 04/13/2006	100,000	99,877
4.760% due 06/06/2006	100,000	99,103
Bank of Ireland
4.610% due 05/08/2006	4,300	4,281
4.680% due 05/23/2006	5,100	5,067
4.770% due 06/08/2006	500	495
4.760% due 06/09/2006	100,000	99,061
Barclays U.S. Funding Corp.
4.540% due 04/18/2006	500	499
4.645% due 05/15/2006	4,000	3,978
4.675% due 05/23/2006	6,000	5,961
BNP Paribas Finance
4.850% due 04/03/2006	300	300
4.450% due 04/10/2006	3,900	3,897
4.480% due 04/20/2006	9,100	9,081
4.660% due 05/22/2006	400	397
Caisse d’Amortissement de la Dette Sociale
4.540% due 05/24/2006	57,300	56,931
Carolina Power & Light Co.
4.560% due 04/21/2006	22,800	22,748
CBA (de) Finance
4.430% due 04/07/2006	1,900	1,899
4.440% due 04/10/2006	5,600	5,595
4.660% due 05/22/2006	2,900	2,882
4.810% due 06/15/2006	19,575	19,375
4.800% due 06/16/2006	10,700	10,589
4.810% due 06/19/2006	8,900	8,804
Cox Communications, Inc.
4.720% due 07/17/2006	18,100	18,100
Danske Corp.
4.420% due 04/06/2006	2,900	2,899
4.480% due 04/06/2006	4,000	3,998
4.490% due 04/24/2006	4,500	4,488
4.515% due 04/26/2006	1,200	1,197
4.710% due 06/02/2006	2,800	2,776
4.720% due 06/06/2006	300,000	297,309
4.840% due 06/27/2006	25,300	25,000
Dexia Delaware LLC
4.600% due 05/09/2006	1,500	1,493
4.635% due 05/15/2006	3,700	3,680
4.840% due 06/27/2006	1,500	1,482
DnB NORBank ASA
4.500% due 04/05/2006	200	200
4.485% due 04/18/2006	2,200	2,196
4.600% due 04/18/2006	16,200	16,169
4.630% due 04/18/2006	3,700	3,693
4.520% due 04/21/2006	800	798
4.470% due 04/28/2006	2,100	2,093
4.710% due 06/01/2006	3,300	3,275
4.750% due 06/01/2006	2,500	2,481
4.650% due 06/08/2006	10,100	10,007
4.800% due 06/08/2006	800	793
4.755% due 06/13/2006	10,600	10,495
4.790% due 07/10/2006	10,600	10,455
Fannie Mae
4.316% due 04/03/2006	15,900	15,900
4.435% due 04/26/2006	18,800	18,747
4.437% due 04/26/2006	6,500	6,482
4.390% due 05/10/2006	300	299
4.645% due 05/26/2006	2,200	2,185
4.644% due 06/07/2006	1,700	1,685
4.660% due 06/07/2006	3,100	3,072
4.735% due 06/21/2006	12,100	11,966
4.678% due 06/28/2006	5,100	5,039
4.680% due 06/28/2006	1,037	1,025
4.720% due 06/28/2006	3,566	3,523
Federal Home Loan Bank
4.434% due 04/26/2006	12,000	11,964
4.438% due 04/26/2006	144,801	144,390
4.461% due 04/28/2006	32,001	31,900
4.440% due 06/07/2006	7,000	6,936
Florida Power Corp.
4.560% due 04/24/2006	22,800	22,739
4.630% due 04/28/2006	18,900	18,839
ForeningsSparbanken AB
4.420% due 04/04/2006	700	700
4.605% due 05/09/2006	2,400	2,389
4.795% due 06/15/2006	1,300	1,287
Fortis Funding LLC
4.490% due 05/11/2006	300	299
4.810% due 06/22/2006	10,000	9,888
Freddie Mac
4.650% due 04/03/2006	219,300	219,300
4.490% due 05/02/2006	2,500	2,491
4.515% due 05/09/2006	9,200	9,158
4.355% due 05/31/2006	35,000	34,754
4.420% due 06/05/2006	500	496
4.640% due 06/06/2006	3,100	3,072
4.642% due 06/06/2006	22,011	21,814
4.470% due 07/18/2006	1,200	1,182
4.720% due 07/24/2006	1,600	1,575
General Electric Capital Corp.
4.790% due 06/12/2006	14,500	14,358
4.810% due 06/12/2006	650	644
4.870% due 06/29/2006	35,900	35,464
HBOS Treasury Services PLC
4.430% due 04/04/2006	300	300
4.610% due 05/08/2006	800	796
4.610% due 05/09/2006	900	896
4.630% due 05/15/2006	1,900	1,890
4.635% due 05/15/2006	4,900	4,873
4.670% due 05/18/2006	6,000	5,965
4.670% due 05/23/2006	3,700	3,676
4.680% due 05/24/2006	70,000	69,536
4.680% due 05/25/2006	100,000	99,324
4.720% due 06/02/2006	50,100	49,678
4.745% due 06/08/2006	7,400	7,332
4.760% due 06/09/2006	6,200	6,142
4.780% due 06/09/2006	9,100	9,015
4.785% due 06/13/2006	8,200	8,118
4.795% due 06/15/2006	8,100	8,017
ING U.S. Funding LLC
4.660% due 04/13/2006	2,850	2,846
4.480% due 04/19/2006	1,000	998
4.500% due 04/21/2006	9,800	9,778
4.640% due 05/02/2006	5,400	5,380
4.710% due 05/02/2006	8,100	8,069
4.600% due 05/08/2006	4,700	4,679
4.730% due 05/15/2006	7,900	7,856
4.690% due 05/25/2006	700	695
4.780% due 06/09/2006	2,400	2,377
4.820% due 06/19/2006	1,500	1,484
4.830% due 06/19/2006	13,600	13,454
IXIS Commercial Paper Corp.
4.660% due 05/22/2006	32,800	32,592
Nordea N.A., Inc.
4.500% due 04/20/2006	1,300	1,297
4.505% due 04/24/2006	500	499
4.550% due 04/25/2006	11,000	10,969
4.600% due 05/08/2006	6,700	6,670
4.650% due 05/15/2006	1,300	1,293
4.740% due 06/02/2006	900	892
Rabobank USA Financial Corp.
4.830% due 04/03/2006	2,100	2,100
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006	13,300	13,262
4.650% due 05/17/2006	200	199
4.675% due 05/24/2006	1,400	1,391
4.710% due 05/30/2006	9,100	9,032
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006	18,100	18,084
4.780% due 06/09/2006	4,500	4,458

34  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Societe Generale N.A.
4.430% due 04/06/2006		$6,100	$6,098
4.430% due 04/20/2006		12,300	12,274
4.440% due 04/20/2006		4,200	4,191
4.670% due 05/22/2006		1,800	1,789
4.670% due 05/23/2006		1,400	1,391
Spintab AB
4.490% due 04/13/2006		1,700	1,698
4.490% due 04/18/2006		7,300	7,286
4.510% due 04/24/2006		147,300	146,912
4.550% due 04/25/2006		4,100	4,089
4.550% due 04/26/2006		1,300	1,296
4.640% due 05/15/2006		17,900	17,803
4.700% due 05/26/2006		2,300	2,284
4.760% due 06/02/2006		900	892
4.870% due 06/29/2006		500	494
Statens Bostadsfin Bank
4.460% due 04/10/2006		3,200	3,197
4.490% due 04/10/2006		10,000	9,991
4.635% due 04/24/2006		3,000	2,992
Svenska Handelsbanken, Inc.
4.425% due 04/05/2006		1,500	1,500
4.430% due 04/10/2006		4,300	4,296
4.550% due 04/27/2006		9,100	9,072
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		15,000	14,996
UBS Finance Delaware LLC
4.830% due 04/03/2006		95,600	95,600
4.430% due 04/10/2006		1,100	1,099
4.440% due 04/10/2006		1,600	1,599
4.480% due 04/20/2006		2,500	2,495
4.640% due 05/08/2006		1,400	1,394
4.660% due 05/22/2006		3,700	3,677
4.670% due 05/23/2006		1,300	1,292
Unicredit Delaware, Inc.
4.680% due 05/23/2006		122,000	121,207
4.800% due 06/15/2006		7,175	7,102
Westpac Capital Corp.
4.620% due 05/08/2006		80,900	80,537
4.700% due 05/23/2006		2,850	2,831
4.730% due 06/05/2006		170,000	168,497
4.780% due 06/05/2006		7,000	6,938
Westpac Trust Securities NZ Ltd.
4.425% due 04/04/2006		500	500
4.420% due 04/21/2006		5,665	5,652
4.520% due 04/25/2006		50,000	49,862
4.660% due 06/08/2006		45,500	45,079
World Bank
4.610% due 04/03/2006		200,000	200,000

			3,069,833

Repurchase Agreement 0.0%

Credit Suisse First Boston
4.500% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Notes 4.500% - 4.750% due 02/28/2011 - 03/31/2011 valued at $5,246. Repurchase proceeds are $5,102.)		5,100	5,100

Tri-Party Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $21,271. Repurchase proceeds are $20,861.)		20,853	20,853

France Treasury Bills 4.9%

2.666% due 04/20/2006-07/20/2006 (c)	EC	487,160	589,069

Germany Treasury Bills 1.8%

2.656% due 08/16/2006-09/13/2006 (c)		118,730	217,740

Netherlands Treasury Bills 0.6%

0.4956% due 06/30/2006	EC	59,600	71,836

Spain Treasury Bills 0.3%

0.000% due 06/23/2006		31,320	37,733

U.S. Treasury Bills 0.8%

4.502% due 06/01/2006-06/15/2006 (c)(e)(f)		$98,455	97,494

Total Short-Term Instruments (Cost $4,587,941)			4,585,041

Total Investments (a) 96.2% (Cost $11,717,835)			$11,586,594

Written Options (h) (0.2%) (Premiums $30,721)			(24,740)

Other Assets and Liabilities (Net) 4.0%			485,052

Net Assets 100.0%			$12,046,906

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $126,774 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Interest only security.
(e)	Securities with an aggregate market value of $3,961 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $93,286 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	18,956	$(18,442)
90-Day Eurodollar December Futures	Long	12/2007	11,028	(10,078)
90-Day Eurodollar December Futures	Short	12/2008	1,118	517
90-Day Eurodollar June Futures	Long	06/2007	18,298	(19,309)
90-Day Eurodollar June Futures	Short	06/2008	1,118	506
90-Day Eurodollar March Futures	Long	03/2007	32,626	(35,219)
90-Day Eurodollar March Futures	Short	03/2008	1,118	506
90-Day Eurodollar September Futures	Long	09/2007	12,268	(11,705)
90-Day Eurodollar September Futures	Short	09/2008	1,118	517
U.S. Treasury 10-Year Note June Futures	Short	06/2006	2,542	2,820
U.S. Treasury 5-Year Note June Futures	Short	06/2006	9,279	5,415

				$(84,472)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  35

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2006

(g)	Swap agreements outstanding on March 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006	$200	$1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.350%	06/20/2006	9,300	41
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	5,000	(31)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	8,900	176
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	8,000	163
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007	1,500	33
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,700	(17)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	8,200	32
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	8,600	22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	2,000	11
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	6,000	43
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,800	(9)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007	25,000	87
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	9,500	39
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	99
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,000	(58)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	12,000	32
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	3,200	(8)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007	12,000	(648)
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006	25,000	2
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	10,000	27
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	8,700	29
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007	50,000	167
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	40,300	161
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.900%	06/20/2006	3,200	6
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007	25,000	85
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	31
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	(187)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110)%	10/20/2010	8,000	(306)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	1,800	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	5,000	24
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	(61)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	(435)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	6,000	17
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	10,900	69
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	10,000	66
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	17
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.750%	03/20/2007	20,000	140
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	6
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	99
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	5,000	25

						$(16)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	181,700	$(1,065)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		98,400	(1,127)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	23,900	41
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	37
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$81,900	1,104

							$(1,010)

36  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$109.000	05/26/2006	1,835	$361	$115
Call - CBOT U.S. Treasury 10-Year Note June Futures	108.000	05/26/2006	353	82	66
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	1,835	247	487
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	411	199	375
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	12,324	9,676	17,100
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	1,258	1,360	2,430
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	416	232	322

			Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY 112.000	05/18/2006	$11,500	41	20
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	18,600	96	49
Put - OTC U.S. dollar versus Japanese Yen	112.000	05/26/2006	38,900	284	104

				$12,578	$21,068

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP 14,800	$221	$59
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006	55,700	265	382
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$32,000	222	8
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	68,900	807	47
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	161,000	2,115	630
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007	157,000	1,515	1,243
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	89,300	676	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	216,000	1,372	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006	252,000	2,062	238
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	103,000	770	22
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	193,000	1,902	169
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	137,000	967	42
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	101,000	732	22
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	66,000	492	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006	140,000	898	30
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	75,000	707	72
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	94,000	1,122	63
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	79,000	879	626
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	57,000	419	16

							$18,143	$3,672

(i)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized (Depreciation)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$80,000	$(10)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	21,000	(4)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	46,000	(8)

		$(22)

(j)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	$42,600	$42,600	0.35%

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  37

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2006

(k)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	9,061	05/2006	$0	$(150)	$(150)
Buy	BR	10,620	07/2006	169	0	169
Sell		6,475	07/2006	0	(73)	(73)
Buy	CP	2,668,560	07/2006	3	(8)	(5)
Sell		2,650,330	07/2006	0	(54)	(54)
Buy		4,220,000	08/2006	80	0	80
Sell		1,494,360	08/2006	0	(31)	(31)
Buy	CY	101,102	03/2007	0	(26)	(26)
Buy	EC	366,105	04/2006	0	(2,328)	(2,328)
Sell		99,102	04/2006	0	(888)	(888)
Sell		942,984	06/2006	0	(3,637)	(3,637)
Buy	JY	13,267,665	05/2006	234	(27)	207
Buy	KW	6,725,700	07/2006	72	0	72
Sell		735,625	07/2006	0	(4)	(4)
Buy		6,297,772	08/2006	0	(26)	(26)
Sell		3,256,100	08/2006	0	(17)	(17)
Buy		8,604,096	09/2006	23	0	23
Sell		8,293,104	09/2006	0	(44)	(44)
Buy	MP	84,800	08/2006	0	(269)	(269)
Sell		70,399	08/2006	0	(59)	(59)
Buy		38,210	09/2006	0	(84)	(84)
Buy	PN	10,780	05/2006	0	(86)	(86)
Buy		12,129	08/2006	0	(100)	(100)
Sell		21,287	08/2006	37	0	37
Buy		11,977	09/2006	0	(50)	(50)
Buy	PZ	20,370	05/2006	0	(91)	(91)
Sell		18,314	05/2006	0	(74)	(74)
Buy		11,547	09/2006	0	(21)	(21)
Buy	RP	144,530	08/2006	0	0	0
Sell		144,530	08/2006	0	(29)	(29)
Buy		234,041	09/2006	25	0	25
Sell		79,415	09/2006	0	(17)	(17)
Buy	RR	87,616	07/2006	33	0	33
Buy		220,890	08/2006	125	0	125
Sell		220,890	08/2006	0	(35)	(35)
Buy		103,963	09/2006	0	(7)	(7)
Buy	S$	5,190	07/2006	9	0	9
Sell		5,215	07/2006	0	(11)	(11)
Buy		14,362	08/2006	67	0	67
Sell		14,362	08/2006	0	(32)	(32)
Buy		5,850	09/2006	15	0	15
Buy	SR	3,304	05/2006	0	(3)	(3)
Sell		4,404	05/2006	0	(15)	(15)
Buy		2,609	08/2006	0	(3)	(3)
Buy	SV	362,436	09/2006	27	(5)	22
Sell		219,269	09/2006	0	(106)	(106)
Buy	T$	176,270	08/2006	0	(37)	(37)
Sell		176,270	08/2006	0	(28)	(28)
Buy		113,438	09/2006	0	(15)	(15)
Sell		113,438	09/2006	0	(19)	(19)

				$919	$(8,509)	$(7,590)

38  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Real Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
6.726% due 12/20/2012	$667	$672
6.880% due 12/20/2012	13,333	13,443

Total Bank Loan Obligations (Cost $14,000)		14,115

CORPORATE BONDS & NOTES 2.9%

Banking & Finance 2.2%

BAE Systems Holdings, Inc.
5.149% due 08/15/2008	5,500	5,510
CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,776
Citigroup, Inc.
4.310% due 05/02/2008	14,100	14,115
4.707% due 01/30/2009	16,200	16,207
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,518
Ford Motor Credit Co.
5.880% due 03/21/2007	20,900	20,597
5.795% due 09/28/2007	10,000	9,602
General Electric Capital Corp.
4.930% due 12/12/2008	12,700	12,707
General Motors Acceptance Corp.
5.645% due 05/18/2006	6,200	6,183
5.500% due 01/16/2007	18,400	18,112
5.550% due 07/16/2007	11,840	11,501
6.125% due 08/28/2007	870	844
Kamp Re 2005 Ltd.
10.040% due 12/14/2007 (b)	5,000	3
Parametric Re Ltd.
6.640% due 11/19/2007	11,500	11,727
8.880% due 05/19/2008	1,500	1,526
Phoenix Quake Ltd.
6.980% due 07/03/2008	50,550	51,362
Phoenix Quake Wind II Ltd.
8.030% due 07/03/2008	13,750	12,396
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	9,000	9,120
Pioneer 2002 Ltd.
10.160% due 06/15/2006	500	501
10.910% due 06/15/2006	1,400	1,412
12.410% due 06/15/2006	5,000	5,021
Prudential Insurance Co. of America
6.375% due 07/23/2006	7,000	7,025
Rabobank Nederland
4.640% due 01/15/2009	11,300	11,306
Residential Reinsurance Ltd.
9.770% due 06/08/2006	17,600	17,319
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,817
Vita Capital Ltd.
5.880% due 01/01/2007	34,200	34,231
5.930% due 01/01/2010	5,000	4,897

		317,335

Industrials 0.6%

El Paso Corp.
7.625% due 08/16/2007	1,800	1,841
6.950% due 12/15/2007	1,500	1,519
General Electric Co.
4.910% due 12/09/2008	6,000	6,002
HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,366
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,540
8.625% due 02/01/2022	6,900	8,159
9.500% due 09/15/2027	14,850	19,045
Weyerhaeuser Co.
6.125% due 03/15/2007	521	523

		80,995

Utilities 0.1%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,215
Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,711

		16,926

Total Corporate Bonds & Notes (Cost $417,015)		415,256

MUNICIPAL BONDS & NOTES 0.6%

California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.625% due 06/01/2023	3,495	3,530
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.616% due 01/01/2036	930	952
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
7.615% due 01/01/2030 (f)	1,570	1,617
Connecticut State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 03/01/2013	1,715	1,831
Connecticut State Health & Educational Facilities Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,652
District of Columbia Tobacco Settlement Financing Corporations Revenue Notes, Series 2001
6.250% due 05/15/2024	9,105	9,679
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,096
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	25,000	27,266
6.625% due 06/01/2040	380	423
6.750% due 06/01/2039	1,445	1,627
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	3,020	3,041
Kansas City, Kansas Turnpike Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	3,870	4,121
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,133
New Hampshire State Municipal Bond Bank Revenue Notes, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	854
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,437
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,543
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.615% due 06/15/2038	1,570	1,600
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, (General Obligation of Authority Insured), Series 2002
5.000% due 11/15/2032	5,000	5,136
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	740	773
Rhode Island State Tobacco Settlement Financing Corporations Revenue Notes, Series 2002
6.000% due 06/01/2023	750	784
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Notes, Series 2002
5.000% due 01/01/2031	4,000	4,131
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
6.500% due 06/01/2026	420	459

Total Municipal Bonds & Notes (Cost $82,439)		89,685

U.S. GOVERNMENT AGENCIES 10.9%

Fannie Mae
4.666% due 04/01/2035	1,651	1,641
4.688% due 05/01/2035	2,171	2,132
4.818% due 09/01/2044-10/01/2044 (d)	14,649	14,730
4.948% due 03/25/2036	6,750	6,761
5.000% due 06/25/2027-05/11/2036 (d)	146,617	140,031
5.500% due 02/01/2033-05/11/2036 (d)	1,355,272	1,322,667
5.983% due 10/01/2031	840	859
Federal Housing Administration
7.430% due 12/01/2020	104	104
Freddie Mac
4.818% due 10/25/2044	21,645	21,781
5.000% due 01/15/2024	9,034	8,990
5.098% due 09/25/2031	3,456	3,458
5.099% due 12/15/2030	9,114	9,150
6.500% due 01/25/2028	90	91
7.000% due 10/15/2030	448	450
Government National Mortgage Association
6.500% due 05/15/2028-04/15/2031 (d)	1,621	1,686
Housing Urban Development
5.530% due 08/01/2020	6,000	5,923

Total U.S. Government Agencies (Cost $1,550,168)		1,540,454

U.S. TREASURY OBLIGATIONS 115.3%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (h)	280,873	283,967
3.625% due 01/15/2008	1,547,812	1,590,559
3.875% due 01/15/2009	1,009,102	1,056,799
4.250% due 01/15/2010	1,026,339	1,103,034
0.875% due 04/15/2010	961,274	910,808
3.500% due 01/15/2011	791,694	837,124
3.375% due 01/15/2012	64,159	68,043
3.000% due 07/15/2012	1,598,087	1,665,818
1.875% due 07/15/2013	787,037	764,503
2.000% due 01/15/2014	1,354,618	1,322,500
2.000% due 07/15/2014	789,951	770,665
1.625% due 01/15/2015	471,831	445,420
1.875% due 07/15/2015	711,449	684,437
2.000% due 01/15/2016	49,059	47,605
2.375% due 01/15/2025	1,144,716	1,150,753
2.000% due 01/15/2026	483,948	458,768

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  39

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
3.625% due 04/15/2028		$1,189,398	$1,462,402
3.875% due 04/15/2029		998,401	1,281,697
3.375% due 04/15/2032		93,068	114,677
U.S. Treasury Bonds
8.875% due 08/15/2017		12,100	16,160
6.250% due 08/15/2023		600	681
7.625% due 02/15/2025		100	131
6.625% due 02/15/2027		23,700	28,429
4.500% due 02/15/2036		60,200	56,503
U.S. Treasury Notes
3.000% due 12/31/2006		1,300	1,283
2.250% due 02/15/2007		100	98
3.750% due 03/31/2007		36,200	35,818
3.875% due 09/15/2010		109,090	104,969
4.000% due 11/15/2012		6,000	5,713
4.250% due 11/15/2013		4,400	4,227
4.250% due 11/15/2014		2,600	2,486
4.125% due 05/15/2015		9,000	8,507
4.500% due 11/15/2015		1,900	1,844

Total U.S. Treasury Obligations (Cost $16,478,089)			16,286,428

MORTGAGE-BACKED SECURITIES 1.1%

Banc of America Funding Corp.
4.626% due 02/20/2036		52,263	51,408
Bear Stearns Adjustable Rate Mortgage Trust
4.696% due 11/25/2030		722	722
4.699% due 01/25/2034		5,613	5,523
4.830% due 01/25/2034		3,274	3,226
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		3,702	3,689
Countrywide Home Loan Mortgage Pass-Through Trust
5.158% due 06/25/2035		17,675	17,743
GSR Mortgage Loan Trust
4.541% due 09/25/2035		41,137	40,220
Harborview Mortgage Loan Trust
5.116% due 06/20/2035		3,007	3,014
5.016% due 03/19/2037		2,994	2,997
Mellon Residential Funding Corp.
5.266% due 10/20/2029		599	604
5.189% due 12/15/2030		1,070	1,070
Washington Mutual, Inc.
4.597% due 02/27/2034		4,500	4,419
5.078% due 11/25/2045		14,846	14,881

Total Mortgage-Backed Securities (Cost $150,447)			149,516

ASSET-BACKED SECURITIES 1.4%

AAA Trust
4.681% due 11/26/2035		2,536	2,541
Argent Securities, Inc.
4.938% due 10/25/2035		490	490
4.918% due 11/25/2035		2,823	2,826
Bear Stearns Asset-Backed Securities, Inc.
4.719% due 01/25/2036		5,214	5,217
5.268% due 03/25/2043		279	279
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		2,720	2,722
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		6,400	6,392
EQCC Home Equity Loan Trust
5.026% due 03/20/2030		17	17
Equity One ABS, Inc.
5.118% due 04/25/2034		621	623
FBR Securitization Trust
4.938% due 09/25/2035		676	676
First NLC Trust
4.938% due 02/25/2036		16,139	16,149
GSAMP Trust
4.938% due 12/25/2035		8,271	8,272
GSR Mortgage Loan Trust
4.918% due 11/25/2030		6,509	6,513
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036		5,907	5,910
Long Beach Mortgage Loan Trust
4.938% due 09/25/2035		6,967	6,973
4.908% due 01/25/2036		9,514	9,520
4.889% due 04/25/2036		17,900	17,900
Mastr Asset-Backed Securities Trust
4.651% due 01/25/2036		4,889	4,892
Merrill Lynch Mortgage Investors, Inc.
4.898% due 01/25/2037		11,222	11,222
Morgan Stanley Capital I
4.822% due 03/25/2036		13,000	13,008
Park Place Securities, Inc.
4.928% due 09/25/2035		2,754	2,756
Quest Trust
4.998% due 03/25/2035		472	472
Residential Asset Securities Corp.
5.118% due 01/25/2034		258	258
4.918% due 10/25/2035		1,315	1,316
4.918% due 11/25/2035		7,003	7,008
4.450% due 01/25/2036		5,955	5,960
4.898% due 01/25/2036		11,430	11,437
4.854% due 04/25/2036		3,500	3,503
Residential Funding Mortgage Securities II, Inc.
4.958% due 09/25/2035		1,096	1,097
SACO I, Inc.
4.928% due 11/25/2020		2,639	2,640
4.928% due 07/25/2035		5,101	5,104
SLM Student Loan Trust
4.653% due 04/25/2014		1,103	1,104
4.633% due 01/26/2015		5,333	5,329
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		768	768
4.918% due 12/25/2035		6,127	6,132
4.888% due 02/25/2036		5,157	5,160
4.910% due 04/25/2036		2,100	2,101
Specialty Underwriting & Residential Finance
4.650% due 12/25/2036		11,209	11,216
Structured Asset Securities Corp.
4.918% due 08/25/2035		5,206	5,210
Wachovia Mortgage Loan Trust LLC
4.928% due 10/25/2035		64	64

Total Asset-Backed Securities (Cost $200,682)			200,777

SOVEREIGN ISSUES 0.1%

Brazilian Government International Bond
5.188% due 04/15/2006		1,224	1,213
5.250% due 04/15/2009		2,512	2,513
5.250% due 04/15/2012		382	383
Mexico Government International Bond
6.375% due 01/16/2013		7,493	7,699
Russia Government International Bond
10.000% due 06/26/2007		7,000	7,384

	Shares

United Mexican States Value Recovery Right
0.000% due 06/30/2006		714,000	10

Total Sovereign Issues (Cost $19,348)			19,202

	Principal Amount (000s)

FOREIGN CURRENCY- DENOMINATED (l) ISSUES 2.5%

Canadian Government Bond
4.250% due 12/01/2021 (c)	C$	2,605	3,057
3.000% due 12/01/2036 (c)		16,496	19,016
France Government Bond
1.600% due 07/25/2011 (c)	EC	6,254	7,646
1.600% due 07/25/2015 (c)		3,079	3,738
3.150% due 07/25/2032 (c)		6,579	10,312
Italy Buoni Poliennali Del Tesoro
2.750% due 05/15/2006		83,000	100,574
4.250% due 08/01/2014		1,700	2,117
2.150% due 09/15/2014 (c)		2,102	2,634
New Zealand Government Bond
4.500% due 02/15/2016 (c)	N$	10,000	8,355
Pylon Ltd.
4.204% due 12/18/2008	EC	20,750	25,473
6.604% due 12/18/2008		40,700	49,924
Republic of Germany
2.623% due 09/13/2006		97,130	116,253

Total Foreign Currency-Denominated Issues (Cost $340,334)			349,099

	Notional Amount (000s)

PURCHASED PUT OPTIONS (l) 0.0%

30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.250% Exp. 06/12/2006	BP	35,600	1,480

Total Purchased Put Options (Cost $1,043)			1,480

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (l) 4.9%

Commercial Paper 1.5%

Bank of England
2.456% due 05/11/2006	EC	100,000	120,871
Cox Communications, Inc.
4.720% due 07/17/2006		$18,200	17,934
Federal Home Loan Bank
4.630% due 04/03/2006		76,000	76,000

			214,805

Tri-Party Repurchase Agreement 0.1%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 4.875% due 09/05/2007 valued at $5,555. Repurchase proceeds are $5,447.)		5,445	5,445

Belgium Treasury Bills 1.4%

2.454% due 04/13/2006-05/11/2006 (d)	EC	161,500	195,260

France Treasury Bills 0.2%

2.368% due 04/20/2006		27,200	32,926

Germany Treasury Bills 1.6%

2.664% due 09/13/2006		92,310	109,766

Netherlands Treasury Bills 0.7%

2.469% due 05/31/2006		85,690	103,430

U.S. Treasury Bills 0.2%

4.481% due 06/01/2006-06/15/2006 (d)(e)(g)(h)		$31,235	30,921

Total Short-Term Instruments (Cost $685,623)			692,553

Total Investments (a) 139.8% (Cost $19,939,188)			$19,758,565

Written Options (i) (0.0%) (Premiums $1,590)			(2,209)

Other Assets and Liabilities (Net) (39.8%)			(5,623,785)

Net Assets 100.0%			$14,132,571

40  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $135,441 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $1,239 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Residual Interest bond.
(g)	Securities with an aggregate market value of $4,058 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(h)	Securities with an aggregate market value of $22,298 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	1,263	$(1,492)
90-Day Eurodollar December Futures	Long	12/2007	1,838	(1,019)
90-Day Eurodollar June Futures	Long	06/2007	3,101	(2,421)
90-Day Eurodollar March Futures	Long	03/2007	1,694	(1,946)
90-Day Eurodollar March Futures	Long	03/2008	1,417	(566)
90-Day Eurodollar September Futures	Long	09/2007	3,101	(2,224)
Euro-Bund 10-Year Note June Futures	Short	06/2006	1,932	2,621
U.S. Treasury 5-Year Note June Futures	Long	06/2006	6,952	(5,600)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	6,538	(8,300)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	6,217	18,416

				$(2,531)

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	689	$364	$11
Put - CBOT U.S. Treasury 30-Year Bond June Futures	110.000	05/26/2006	885	841	1,466
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	689	385	732

				$1,590	$2,209

(j)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$179
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		56,100	(201)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	291
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	280
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	C$	7,000	(209)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(24)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(30)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(135)
UBS Warburg LLC	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(45)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Receive	2.040%	03/15/2010	EC	50,000	15
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	19
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	116
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	206
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	(122)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	(303)
Deutsche Bank AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	0
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		127,200	5,891
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		12,400	745
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	82
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.100%	06/15/2007	JY	2,200,000	56
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	875
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	230
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$197,800	4,057

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  41

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$50,950	$(314)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013	126,000	2,287
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	42,000	1,126
BNP Paribas Bank	1-month U.S. CPI-U	Pay	2.790%	10/07/2015	50,000	(361)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	75,500	(1,018)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2013	100,000	2,405
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	282,400	5,797
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	114,600	2,350
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	215,800	4,426
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	2,000	51
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2013	75,300	1,809
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	121,200	140
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	85,200	1,254
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026	59,600	1,574

						$33,499

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$2,000	$23
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	20,000	(306)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	6,100	(36)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	4,600	(28)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,700	(38)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	3,000	17
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	(123)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	(18)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	(124)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	(55)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	09/20/2007	10,000	4
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	4,000	10
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,000	13
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	6,700	(27)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	41
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	(105)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	(49)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	(3)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	(36)
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2006	2,000	(26)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	(52)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	8
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	5,000	28
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,000	6
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	8,900	(27)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,800	(10)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	37
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	(83)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	17,000	(89)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.400%	09/20/2007	25,000	(184)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	9,700	(65)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	2,000	5
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,500	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	2,000	(9)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.050%	09/20/2006	5,000	67
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	9,800	250
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,800	(55)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	20,000	(292)

						$(1,390)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

42  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(k)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.250%	08/15/2007	$127,800	$125,187	$125,698
U.S. Treasury Note	3.375%	02/15/2008	147,500	143,821	144,451
U.S. Treasury Note	3.125%	09/15/2008	177,200	170,436	170,694
U.S. Treasury Note	3.625%	05/15/2013	21,600	20,119	20,342
U.S. Treasury Note	4.250%	08/15/2013	141,000	136,206	136,568
U.S. Treasury Note	4.750%	05/15/2014	310,200	309,250	313,525

				$905,019	$911,278

*	Market value includes $8,833 of interest payable on short sales.

(l)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	106	05/2006	$0	$(1)	$(1)
Sell		598	05/2006	6	0	6
Sell	C$	13,985	05/2006	10	0	10
Sell	EC	677,976	04/2006	1,023	(2,302)	(1,279)
Sell		30,000	06/2006	0	(45)	(45)
Buy	JY	16,712,343	05/2006	434	0	434
Sell	N$	9,977	04/2006	308	0	308
Buy	PZ	4,834	09/2006	0	(9)	(9)
Buy	RR	40,606	09/2006	0	(3)	(3)
Buy	SV	43,453	09/2006	0	(2)	(2)

				$1,781	$(2,362)	$(581)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  43

Schedule of Investments

Short-Term Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.2%

OAO Rosneft Oil Co.
6.131% due 12/30/2008	$48	$48
6.368% due 12/30/2008	4,952	4,945

Total Bank Loan Obligations (Cost $4,975)		4,993

CORPORATE BONDS & NOTES 15.8%

Banking & Finance 8.5%

BAE Systems Holdings, Inc.
5.149% due 08/15/2008	250	250
Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	3,900	3,927
CIT Group Holdings, Inc.
4.810% due 01/30/2009	17,100	17,121
CIT Group, Inc.
5.014% due 11/23/2007	75	75
Citigroup, Inc.
4.730% due 05/02/2008	5,300	5,305
5.000% due 12/26/2008	9,700	9,706
4.707% due 01/30/2009	31,900	31,913
Ford Motor Credit Co.
5.090% due 03/13/2007	708	686
5.880% due 03/21/2007	1,000	985
5.795% due 09/28/2007	2,000	1,920
General Motors Acceptance Corp.
5.645% due 05/18/2006	25	25
6.125% due 09/15/2006	3,332	3,317
5.500% due 01/16/2007	7,422	7,306
5.620% due 03/20/2007	4,450	4,360
Goldman Sachs Group, Inc.
4.866% due 08/01/2006	42,010	42,029
4.944% due 07/23/2009	1,000	1,007
5.265% due 06/28/2010	5,260	5,288
GP Canada Finance Co.
7.200% due 12/15/2006	200	203
HSBC Finance Corp.
4.760% due 05/10/2007	8,380	8,387
5.040% due 09/15/2008	10,280	10,313
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	9,700	9,723
MBNA America Bank N.A.
6.500% due 06/20/2006	8,000	8,026
MBNA Corp.
5.140% due 05/05/2008	6,320	6,370
MBNA Europe Funding PLC
4.950% due 09/07/2007	22,900	22,919
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,200	2,225
6.750% due 08/01/2007	3,530	3,579
Morgan Stanley
4.830% due 02/09/2009	10,100	10,116
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (i)	29,200	29,200
Rabobank Nederland
4.640% due 01/15/2009	14,800	14,808
Riggs Capital Trust
8.625% due 12/31/2026	1,500	1,594
8.625% due 12/31/2026	8,600	9,137
8.875% due 03/15/2027	2,775	2,973
8.875% due 03/15/2027	3,371	3,612
Santander U.S. Debt S.A. Unipersonal
4.770% due 02/06/2009	19,200	19,210
SLM Corp.
4.743% due 01/25/2007	870	871
Toyota Motor Credit Corp.
4.716% due 09/18/2006	2,500	2,500
USAA Capital Corp.
7.050% due 11/08/2006	445	450
Vita Capital Ltd.
6.340% due 01/01/2007	3,000	3,003
VTB Capital S.A.
5.680% due 09/21/2007	11,400	11,409
Wachovia Bank N.A.
4.980% due 03/23/2009	3,300	3,302

		319,150

Industrials 4.1%

Airgas, Inc.
9.125% due 10/01/2011	900	957
Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,500	3,558
DaimlerChrysler N.A. Holding Corp.
6.400% due 05/15/2006	5,135	5,141
5.380% due 05/24/2006	5,000	5,002
5.715% due 08/08/2006	400	401
5.100% due 03/07/2007	9,000	9,006
5.360% due 09/10/2007	22,000	22,072
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,003
El Paso Corp.
6.500% due 06/01/2008	3,000	3,008
Electronic Data Systems Corp.
6.334% due 08/17/2006	3,500	3,515
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,212
HCA, Inc.
7.125% due 06/01/2006	7,920	7,979
7.250% due 05/20/2008	650	670
5.250% due 11/06/2008	5,350	5,285
Historic TW, Inc.
8.110% due 08/15/2006	4,464	4,506
8.180% due 08/15/2007	5,381	5,574
HJ Heinz Co.
6.428% due 12/01/2020	13,500	13,747
Host Marriott LP
9.250% due 10/01/2007	100	105
JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	6,072
Kerr-McGee Corp.
5.875% due 09/15/2006	1,800	1,811
MGM Mirage
9.750% due 06/01/2007	3,300	3,453
News America Holdings, Inc.
7.430% due 10/01/2026	18,500	19,853
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	8,075
Transcontinental Gas Pipe Line Corp.
5.880% due 04/15/2008	1,650	1,674
Williams Cos., Inc.
5.935% due 02/16/2007	2,000	2,038
6.375% due 10/01/2010	7,000	6,965
Yum! Brands, Inc.
8.500% due 04/15/2006	9,810	9,819

		154,501

Utilities 3.2%

AT&T, Inc.
4.951% due 11/14/2008	2,000	2,005
BellSouth Corp.
4.258% due 04/26/2021	4,550	4,547
CMS Energy Corp.
9.875% due 10/15/2007	3,100	3,313
8.900% due 07/15/2008	1,300	1,388
7.500% due 01/15/2009	1,000	1,034
Dominion Resources, Inc.
5.049% due 05/15/2006	3,000	3,000
5.265% due 09/28/2007	14,000	14,018
Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,392
5.610% due 12/08/2008	9,600	9,611
Florida Power Corp.
5.141% due 11/14/2008	17,400	17,417
NiSource, Inc.
3.628% due 11/01/2006	2,700	2,672
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,023
PSEG Power LLC
6.875% due 04/15/2006	9,859	9,863
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008	4,800	4,808
Verizon Global Funding Corp.
4.879% due 08/15/2007	19,400	19,406
Virginia Electric & Power Co.
5.375% due 02/01/2007	385	385

		120,882

Total Corporate Bonds & Notes (Cost $594,621)		594,533

U.S. GOVERNMENT AGENCIES 19.3%

Fannie Mae
2.500% due 06/28/2006	500	497
2.810% due 09/28/2006	4,000	3,955
3.500% due 04/25/2011-04/25/2017 (d)	4,462	4,406
3.568% due 07/01/2034	112	111
3.765% due 06/01/2034	71	71
4.440% due 11/01/2025	30	30
4.540% due 02/01/2018	35	35
4.546% due 05/01/2021-04/01/2029 (d)	408	410
4.550% due 09/07/2006	50,000	50,008
4.565% due 05/01/2036	22,221	22,333
4.619% due 09/01/2035	1,502	1,485
4.630% due 05/01/2036	406	408
4.665% due 05/22/2006	37,000	36,991
4.725% due 09/07/2006	105,200	105,196
4.805% due 09/21/2006	15,000	14,999
4.810% due 09/22/2006	38,400	38,398
4.818% due 03/01/2044-10/01/2044 (d)	31,863	31,970
4.858% due 07/25/2035	1,833	1,834
4.948% due 03/25/2036	1,100	1,102
4.968% due 08/25/2034	4,139	4,135
5.018% due 11/26/2032	2,297	2,297
5.132% due 07/01/2029	466	474
5.168% due 09/25/2042	720	724
5.268% due 10/25/2030	12	12
5.418% due 10/25/2017	551	558
5.470% due 08/01/2026	20	20
5.477% due 01/01/2032	1,751	1,742
5.500% due 02/01/2014-03/01/2036 (d)	4,358	4,299
5.900% due 08/01/2029	3,419	3,491
6.000% due 02/25/2008	6	6
6.001% due 12/01/2040	1,384	1,416
6.250% due 10/01/2023	39	40
6.500% due 10/25/2023 (b)	78	8
6.500% due 11/01/2008-10/25/2042 (d)	1,764	1,760
7.000% due 03/01/2013	78	80
9.023% due 06/25/2032	1,227	1,285
Federal Home Loan Bank
2.375% due 12/26/2006	4,600	4,511
2.620% due 04/23/2007	2,390	2,330
3.000% due 04/20/2009-07/30/2013 (d)	2,600	2,543
3.500% due 05/13/2008-12/12/2008 (d)	3,235	3,119
4.000% due 01/16/2009	50,000	48,585
4.020% due 06/30/2009	2,000	1,935
4.150% due 01/12/2009	1,950	1,902
4.330% due 03/16/2010	2,500	2,427
4.400% due 02/08/2010	22,340	21,709
4.770% due 06/12/2006-06/13/2006 (d)	169,100	169,083

44  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Federal Housing Administration
7.350% due 04/01/2019	$322	$322
7.430% due 09/01/2022	90	91
7.435% due 02/01/2019	307	309
Freddie Mac
3.000% due 11/15/2017-12/15/2021 (d)	2,194	2,147
3.500% due 01/15/2013	2,300	2,277
4.000% due 11/15/2022	6,160	6,024
4.750% due 08/01/2017	160	160
4.818% due 10/25/2044-02/25/2045 (d)	22,607	22,740
4.900% due 11/03/2008	23,200	23,006
5.018% due 07/25/2044	29,301	29,452
5.149% due 06/15/2031	680	684
6.500% due 08/15/2008-07/25/2043 (d)	4,016	4,042
Government National Mortgage Association
4.000% due 02/20/2032	2,002	2,002
4.250% due 03/20/2029-03/20/2030 (d)	2,080	2,088
4.375% due 05/20/2021-05/20/2030 (d)	10,149	10,197
4.500% due 08/20/2029-09/20/2029 (d)	6,147	6,138
4.625% due 02/20/2019	38	38
4.750% due 07/20/2022-09/20/2027 (d)	995	1,002
5.125% due 10/20/2017-10/20/2027 (d)	1,647	1,661
5.251% due 02/16/2030	99	100
6.000% due 01/15/2032-03/20/2032 (d)	14,821	14,888
7.500% due 02/20/2030	270	279
8.000% due 12/15/2030-03/15/2032 (d)	297	318
8.500% due 06/20/2027	267	286
Small Business Administration
7.540% due 08/10/2009	188	197

Total U.S. Government Agencies (Cost $726,326)		725,178

U.S. TREASURY OBLIGATIONS 1.6%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	125	127
3.500% due 01/15/2011	456	482
U.S. Treasury Notes
2.250% due 04/30/2006	10,000	9,984
3.375% due 12/15/2008	16,500	15,905
4.000% due 03/15/2010	3,900	3,786
3.875% due 09/15/2010	32,340	31,118

Total U.S. Treasury Obligations (Cost $62,397)		61,402

MORTGAGE-BACKED SECURITIES 6.7%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	3,541	3,469
Banc of America Funding Corp.
4.626% due 02/20/2036	11,409	11,223
Banc of America Large Loan
4.949% due 11/15/2015	241	241
Banc of America Mortgage Securities
6.634% due 07/25/2032	432	434
5.446% due 10/20/2032	2,409	2,407
6.500% due 02/25/2033	1,696	1,688
Bear Stearns Adjustable Rate Mortgage Trust
4.799% due 11/25/2035	38,760	38,202
Bear Stearns Alt-A Trust
5.098% due 02/25/2034	2,276	2,278
Commercial Mortgage Pass-Through Certificates
4.929% due 03/15/2020	4,690	4,692
Countrywide Alternative Loan Trust
4.861% due 02/25/2036	7,661	7,686
Countrywide Home Loan Mortgage Pass-Through Trust
5.774% due 07/19/2031	15	15
5.088% due 04/25/2034	303	302
5.158% due 06/25/2035	19,274	19,348
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032	176	177
5.368% due 08/25/2033	5,995	6,016
First Republic Mortgage Loan Trust
5.138% due 06/25/2030	1,525	1,532
5.099% due 11/15/2031	943	947
5.049% due 08/15/2032	16,416	16,456
Fremont Home Loan Trust
4.963% due 04/25/2036	2,000	2,001
Greenwich Capital Acceptance, Inc.
6.655% due 06/25/2024	35	36
GSR Mortgage Loan Trust
4.541% due 09/25/2035	12,040	11,772
GSRPM Mortgage Loan Trust
5.218% due 11/25/2031	6,177	6,188
Harborview Mortgage Loan Trust
4.996% due 05/19/2035	4,950	4,959
5.016% due 03/19/2037	2,994	2,996
Indymac Adjustable Rate Mortgage Trust
5.167% due 01/25/2032	14	13
Indymac ARM Trust
6.586% due 01/25/2032	23	23
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,881	1,828
MASTR Seasoned Securities Trust
6.201% due 09/25/2017	932	939
Mellon Residential Funding Corp.
5.266% due 10/20/2029	7,484	7,555
5.189% due 12/15/2030	5,037	5,040
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025	1,266	1,271
Residential Funding Mortgage Security
6.500% due 03/25/2032	439	439
Salomon Brothers Mortgage Securities VII
3.222% due 03/18/2036	2,699	2,661
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (b)	179,072	1,012
Sequoia Mortgage Trust
5.156% due 10/20/2027	5,866	5,882
5.116% due 06/20/2032	261	262
5.126% due 07/20/2033	9,772	9,825
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	308	309
5.126% due 03/19/2033	3,411	3,414
1.000% due 03/25/2036	14,900	14,900
Structured Asset Securities Corp.
6.070% due 02/25/2032	571	569
6.150% due 07/25/2032	1,557	1,583
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033	862	857
Washington Mutual, Inc.
5.088% due 12/25/2027	11,435	11,434
5.138% due 12/25/2027	5,851	5,859
5.129% due 10/25/2032	1,972	1,961
5.151% due 06/25/2042	6,000	6,036
5.018% due 08/25/2042	5,326	5,275
4.751% due 02/25/2046	7,535	7,544
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035	11,419	11,103

Total Mortgage-Backed Securities (Cost $253,550)		252,659

ASSET-BACKED SECURITIES 8.7%

AAA Trust
4.918% due 11/26/2035	13,618	13,643
ACE Securities Corp.
4.948% due 03/25/2035	1,929	1,931
4.888% due 12/25/2035	3,531	3,533
4.898% due 02/25/2036	658	658
Aegis Asset-Backed Securities Trust
5.018% due 09/25/2034	733	733
4.938% due 03/25/2035	84	84
Ameriquest Mortgage Securities, Inc.
4.898% due 03/25/2035	1,857	1,858
Amortizing Residential Collateral Trust
5.168% due 10/25/2031	1,110	1,113
5.108% due 07/25/2032	13	13
5.168% due 08/25/2032	138	139
Argent Securities, Inc.
5.268% due 09/25/2033	176	176
4.918% due 11/25/2035	9,233	9,241
4.958% due 12/25/2035	10,010	10,017
4.898% due 03/25/2036	4,122	4,125
4.892% due 05/25/2036	2,900	2,902
Asset-Backed Securities Corp. Home Equity
4.918% due 07/25/2035	528	528
4.928% due 11/25/2035	483	483
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 10/25/2032	1,419	1,422
5.268% due 07/25/2033	2,337	2,342
5.068% due 04/25/2035	1,657	1,660
4.888% due 12/25/2035	2,165	2,165
5.018% due 06/15/2043	52	52
Brazos Student Finance Corp.
5.620% due 06/01/2023	3,798	3,828
Carrington Mortgage Loan Trust
4.908% due 05/25/2035	819	819
4.898% due 06/25/2035	2,489	2,491
4.938% due 09/25/2035	17,865	17,879
Centex Home Equity
4.908% due 06/25/2035	3,500	3,503
Chase Funding Loan Acquisition Trust
5.148% due 01/25/2033	86	86
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008	9,000	8,989
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	124	124
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035	400	400
4.908% due 07/25/2035	887	887
4.928% due 09/25/2035	760	761
4.898% due 12/27/2036	4,838	4,841
Countrywide Asset-Backed Certificates
5.058% due 12/25/2031	94	94
5.188% due 05/25/2032	171	171
4.978% due 08/25/2033	3,611	3,612
4.898% due 06/25/2035	2,025	2,026
4.898% due 06/25/2035	9,087	9,092
4.968% due 06/25/2035	3,886	3,889
4.908% due 08/25/2035	490	490
4.898% due 10/25/2035	1,100	1,101
4.938% due 11/25/2035	569	569
4.888% due 02/25/2036	1,575	1,577
4.948% due 02/25/2036	2,649	2,650
4.891% due 03/25/2036	200	200
4.888% due 04/25/2036	300	300
Delta Funding Home Equity Loan Trust
5.159% due 09/15/2029	60	60
Equity One ABS, Inc.
5.118% due 04/25/2034	2,400	2,407
FBR Securitization Trust
4.938% due 09/25/2035	6,083	6,088
4.998% due 09/25/2035	6,800	6,805
4.928% due 10/25/2035	6,170	6,175

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  45

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Finance America Mortgage Loan Trust
4.988% due 06/25/2034		$392	$393
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025		2,972	2,974
5.468% due 02/25/2034		886	885
4.888% due 03/25/2035		864	864
4.908% due 01/25/2036		5,670	5,674
First NLC Trust
4.928% due 09/25/2035		3,156	3,158
4.928% due 12/25/2035		1,503	1,504
4.938% due 02/25/2036		1,416	1,417
Fremont Home Loan Trust
4.918% due 06/25/2035		13	13
4.908% due 01/25/2036		2,798	2,801
GSAMP Trust
5.138% due 07/25/2032		14	14
5.108% due 03/25/2034		164	164
4.908% due 11/25/2035		1,782	1,783
4.938% due 12/25/2035		853	853
4.891% due 04/25/2036		7,500	7,504
Home Equity Asset Trust
4.898% due 05/25/2036		1,350	1,350
Home Equity Mortgage Trust
4.938% due 07/25/2035		2,283	2,285
Household Mortgage Loan Trust
5.076% due 05/20/2032		407	407
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035		2,090	2,092
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036		6,488	6,491
Irwin Home Equity
5.338% due 06/25/2028		90	90
5.088% due 07/25/2032		802	803
JP Morgan Mortgage Acquisition Corp.
4.888% due 01/25/2026		3,861	3,863
Long Beach Mortgage Loan Trust
5.168% due 03/25/2032		117	120
5.018% due 11/25/2034		3,806	3,810
4.928% due 06/25/2035		325	325
4.938% due 09/25/2035		4,266	4,269
4.908% due 01/25/2036		1,830	1,831
4.898% due 02/25/2036		2,016	2,017
4.740% due 03/25/2036		3,100	3,099
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035		7,562	7,567
4.661% due 12/25/2035		873	874
4.651% due 01/25/2036		5,280	5,284
Merrill Lynch Mortgage Investors, Inc.
4.908% due 12/25/2025		198	198
4.898% due 01/25/2037		8,178	8,178
4.850% due 02/25/2037		1,200	1,200
Metris Master Trust
5.096% due 11/20/2009		2,600	2,603
Morgan Stanley Asset-Backed Capital
5.158% due 08/25/2033		1,647	1,649
4.968% due 11/25/2034		47	47
Morgan Stanley Capital I
4.892% due 02/25/2036		8,400	8,404
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		15	15
Nelnet Student Loan Trust
4.750% due 08/23/2011		300	300
New Century Home Equity Loan Trust
4.908% due 07/25/2035		6,357	6,361
Ocwen Mortgage Loan Asset-Backed Certificates
5.245% due 10/25/2029		796	796
Option One Mortgage Loan Trust
5.088% due 06/25/2032		99	99
5.088% due 08/25/2032		784	785
Park Place Securities, Inc.
4.988% due 02/25/2035		61	61
Quest Trust
5.298% due 02/25/2034		331	331
5.378% due 06/25/2034		2,821	2,829
Renaissance Home Equity Loan Trust
5.258% due 08/25/2033		1,658	1,663
5.318% due 12/25/2033		276	278
4.968% due 10/25/2035		5,474	5,478
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007		2,503	2,505
4.958% due 04/25/2026		54	54
5.098% due 06/25/2032		23	23
5.158% due 11/25/2033		1,804	1,805
5.148% due 12/25/2033		1,102	1,103
4.898% due 01/25/2036		8,038	8,043
4.713% due 02/25/2036		3,964	3,967
Residential Asset Securities Corp.
4.898% due 10/27/2024		1,840	1,841
4.918% due 09/25/2025		511	512
4.918% due 05/25/2027		904	905
4.892% due 06/25/2027		2,700	2,702
5.118% due 01/25/2034		361	362
4.908% due 01/25/2036		3,970	3,973
SACO I, Inc.
4.928% due 10/25/2033		293	293
4.898% due 01/25/2034		551	551
Salomon Brothers Mortgage Securities
5.118% due 03/25/2032		311	312
SLM Student Loan Trust
4.653% due 04/25/2014		1,103	1,104
Soundview Home Equity Loan Trust
4.988% due 04/25/2035		702	702
4.928% due 05/25/2035		493	494
4.888% due 02/25/2036		5,443	5,447
4.910% due 04/25/2036		1,400	1,400
4.890% due 05/25/2036		2,300	2,301
Specialty Underwriting & Residential Finance
5.158% due 01/25/2034		82	82
4.650% due 12/25/2036		1,754	1,756
Structured Asset Investment Loan Trust
4.908% due 07/25/2035		692	693
Structured Asset Securities Corp.
5.108% due 01/25/2033		1,478	1,484
4.938% due 03/25/2035		619	619
4.900% due 04/25/2035		6,464	6,278
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013		206	205
Wachovia Auto Owner Trust
4.820% due 02/20/2009		8,400	8,384

Total Asset-Backed Securities (Cost $328,363)			328,485

SOVEREIGN ISSUES 1.5%

Brazilian Government International Bond
5.188% due 04/15/2006		8,675	8,599
5.188% due 04/15/2009		5,433	5,460
5.250% due 04/15/2009		16,835	16,840
5.250% due 04/15/2009		824	824
10.710% due 06/29/2009		5,800	6,735
5.250% due 04/15/2012		11,450	11,473
8.000% due 01/15/2018		464	504
Russia Government International Bond
10.000% due 06/26/2007		4,190	4,420

Total Sovereign Issues (Cost $53,335)			54,855

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.0%

France Government Bond
2.562% due 06/15/2006	EC	380	458

Total Foreign Currency-Denominated Issues (Cost $454)			458

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$41,100	0
Strike @ 4.500% Exp. 04/04/2006		60,700	1
Strike @ 4.500% Exp. 04/06/2006		88,500	0
Strike @ 4.750% Exp. 05/02/2006		58,300	0
Strike @ 4.500% Exp. 10/04/2006		78,300	17
Strike @ 4.250% Exp. 10/11/2006		49,600	3
Strike @ 4.250% Exp. 10/12/2006		75,200	5
Strike @ 4.500% Exp. 10/18/2006		230,000	65
Strike @ 4.250% Exp. 10/19/2006		20,500	1
Strike @ 4.250% Exp. 10/25/2006		114,300	9

	# of Contracts

90-Day Eurodollar June Futures (CME)
Strike @ $ 94.875 Exp. 04/13/2006		2,750	52

Total Purchased Call Options (Cost $3,212)			153

	Notional Amount (000s)

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006		$53,300	420

Total Purchased Put Options (Cost $962)			420

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 40.5%

Certificates of Deposit 3.3%

Countrywide Bank N.A.
4.759% due 09/15/2006		50,100	50,104
Unicredito Italiano SpA
4.882% due 06/16/2006		75,000	75,000

			125,104

Commercial Paper 30.7%

Anz (Delaware), Inc.
4.480% due 04/19/2006		60,000	59,881
Bank of America Corp.
4.500% due 04/25/2006		60,400	60,234
4.760% due 06/06/2006		50,000	49,552
Bank of Ireland
4.500% due 04/20/2006		110,000	109,766
Barclays U.S. Funding Corp.
4.500% due 04/17/2006		10,900	10,881
Carolina Power & Light Co.
4.560% due 04/21/2006		2,400	2,395
CBA (de) Finance
4.490% due 04/20/2006		65,600	65,461

46  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Cox Communications, Inc.
4.720% due 07/17/2006		$11,547	$11,547
4.990% due 09/15/2006		8,800	8,800
Danske Corp.
4.700% due 06/01/2006		9,000	8,931
Fannie Mae
4.316% due 04/03/2006		93,400	93,400
Federal Home Loan Bank
4.410% due 04/21/2006		36,980	36,899
Florida Power Corp.
4.560% due 04/24/2006		2,300	2,294
Fortis Funding LLC
4.630% due 04/10/2006		100,000	99,910
HBOS Treasury Services PLC
4.615% due 05/08/2006		77,700	77,351
4.610% due 05/10/2006		41,900	41,702
Nordea N.A., Inc.
4.485% due 04/19/2006		10,000	9,980
Societe Generale N.A.
4.760% due 06/12/2006		56,900	56,342
Statens Bostadsfin Bank
4.380% due 04/19/2006		39,500	39,423
Svenska Handelsbanken, Inc.
4.495% due 04/24/2006		95,000	94,751
UBS Finance Delaware LLC
4.505% due 04/24/2006		46,700	46,577
4.670% due 05/23/2006		70,400	69,943
Westpac Capital Corp.
4.620% due 05/08/2006		100,000	99,551

			1,155,571

France Treasury Bills 3.2%

2.390% due 04/20/2006	EC	100,000	121,048

Germany Treasury Bills 2.4%

0.380% due 07/12/2006-09/13/2006 (d)		73,970	88,787

Netherlands Treasury Bills 0.1%

2.470% due 04/28/2006		3,000	3,629

Spain Treasury Bills 0.3%

0.000% due 06/23/2006		11,000	13,179

U.S. Treasury Bills 0.5%

4.500% due 06/01/2006-06/15/2006 (d)(e)(f)		$17,670	17,504

Total Short-Term Instruments (Cost $1,522,558)			1,524,822

Total Investments (a) 94.3% (Cost $3,550,753)			$3,547,958

Written Options (h) (0.3%) (Premiums $8,043)			(9,030)

Other Assets and Liabilities (Net) 6.0%			224,737

Net Assets 100.0%			$3,763,665

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $93,544 were valued with reference to securities whose prices are more readily obtainable.
(b)	Interest only security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $16,630 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	17	$(57)
90-Day Eurodollar June Futures	Long	06/2006	122	(351)
90-Day Eurodollar September Futures	Long	09/2006	2,154	(4,265)
U.S. Treasury 5-Year Note Futures	Long	06/2006	620	(506)

				$(5,179)

(g)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$61,500	$(380)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	5,800	(119)
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(522)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	2,100	28

						$(993)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  47

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2006

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$4,400	$(14)
Bear Stearns & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	16
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	5,500	67
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	500	2
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	13,400	52
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	3
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	(21)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	(34)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	(4)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	(23)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	41
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	(93)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	6
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	9
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	16
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,500	5
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	4,000	(15)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	3
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,000	4
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	3
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	36
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	6
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	6
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	4,500	12
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	1,000	(3)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,700	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	9
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	3
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	1,700	(8)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	2,000	(7)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	4
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	20
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(3)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	5

						$(35)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$113.000	05/26/2006	528	$114	$8
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/26/2006	528	196	66
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	5,619	4,337	7,410

			Principal Amount

Call - OTC News America Holdings 7.430% due 10/01/2026	100.000	10/01/2006	$18,500	0	1,266

			Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY 112.000	05/26/2006	53,300	441	142

				$5,088	$8,892

48  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$8,700	$60	$2
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	18,100	132	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	18,200	215	12
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	38,300	290	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	21,400	160	5
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	49,100	346	15
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	32,500	236	7
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	99,000	988	87
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	26,000	194	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	15,100	180	10
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	25,100	154	0

							$2,955	$138

(i)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$3,947	$3,927	0.00%
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	29,200	29,200	0.01

				$33,147	$33,127	0.01%

(j)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
Fannie Mae	5.500%	11/01/2035	$2,283	$2,247	$2,233
U.S. Treasury Note	5.500%	05/15/2009	6,625	6,762	6,908
U.S. Treasury Note	4.250%	08/15/2015	75,800	72,840	72,784

				$81,849	$81,925

*	Market value includes $705 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CY	31,032	03/2007	$0	$(15)	$(15)
Sell	EC	2,504	04/2006	0	(22)	(22)
Sell		181,726	06/2006	387	(452)	(65)
Buy	JY	5,467,942	05/2006	142	0	142

				$529	$(489)	$40

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  49

Schedule of Investments

StocksPLUS® Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%

Georgia-Pacific Corp.
6.880% due 12/20/2012	$4,762	$4,801
6.979% due 12/20/2012	226	228

Total Bank Loan Obligations (Cost $4,988)		5,029

CORPORATE BONDS & NOTES 21.7%

Banking & Finance 11.6%

American Express Credit Corp
4.720% due 06/12/2007	2,700	2,701
American General Finance Corp.
4.980% due 03/23/2007	900	901
Atlantic & Western Re Ltd.
10.990% due 01/09/2007	300	297
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	2,900	2,905
CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,685
Citigroup Global Markets Holdings, Inc.
4.890% due 03/07/2008	7,100	7,104
Citigroup, Inc.
5.000% due 12/26/2008	1,600	1,601
Eli Lilly Services, Inc.
4.940% due 09/12/2008	9,800	9,813
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	1,100	704
Export-Import Bank of Korea
4.990% due 11/16/2010	5,900	5,902
Ford Motor Credit Co.
6.500% due 01/25/2007	5,700	5,679
5.090% due 03/13/2007	2,700	2,618
5.880% due 03/21/2007	9,400	9,264
7.200% due 06/15/2007	900	888
5.795% due 09/28/2007	2,600	2,496
4.950% due 01/15/2008	600	559
General Motors Acceptance Corp.
5.645% due 05/18/2006	5,600	5,584
6.125% due 02/01/2007	1,900	1,871
6.090% due 09/23/2008	7,400	6,989
Goldman Sachs Group, Inc.
5.060% due 03/30/2007	2,200	2,203
4.669% due 10/05/2007	700	702
5.025% due 12/22/2008	3,600	3,603
HSBC Finance Corp.
6.538% due 11/13/2007	10,100	10,303
5.040% due 09/15/2008	1,400	1,405
John Deere Capital Corp.
5.045% due 06/28/2006	900	900
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	2,500	2,506
Morgan Stanley
4.830% due 02/09/2009	2,800	2,804
4.850% due 01/18/2011	3,300	3,310
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008	600	608
7.440% due 07/03/2008	500	508
Prudential Financial, Inc.
5.040% due 06/13/2008	4,400	4,409
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	3,400	3,402
Santander U.S. Debt S.A. Unipersonal
4.940% due 09/21/2007	5,800	5,806
4.990% due 09/19/2008	6,500	6,506
Toyota Motor Credit Corp.
4.716% due 09/18/2006	2,800	2,800
Vita Capital Ltd.
6.340% due 01/01/2007	300	300

		121,636

Industrials 6.2%

Continental Cablevision, Inc.
8.300% due 05/15/2006	2,500	2,508
Cox Communications, Inc.
5.450% due 12/14/2007	1,300	1,309
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	6,940	6,942
5.100% due 03/07/2007	2,900	2,902
5.360% due 09/10/2007	1,800	1,806
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,012
El Paso Corp.
7.625% due 08/16/2007	2,360	2,413
Electronic Data Systems Corp.
6.334% due 08/17/2006	1,800	1,808
General Electric Co.
4.910% due 12/09/2008	9,600	9,603
HCA, Inc.
7.250% due 05/20/2008	590	608
Host Marriott LP
9.500% due 01/15/2007	150	155
JC Penney Corp, Inc.
7.375% due 08/15/2008	700	730
Kraft Foods, Inc.
4.625% due 11/01/2006	2,700	2,691
Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,393
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	3,800	3,803
Pemex Project Funding Master Trust
5.430% due 12/03/2012	3,600	3,597
Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,221
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	4,000	4,090
Transcontinental Gas Pipe Line Corp.
5.880% due 04/15/2008	5,400	5,479
Williams Cos., Inc.
5.935% due 02/16/2007	4,300	4,381

		65,451

Utilities 3.9%

AT&T, Inc.
4.951% due 11/14/2008	1,800	1,805
BellSouth Corp.
4.258% due 04/26/2021	2,100	2,099
CMS Energy Corp.
9.875% due 10/15/2007	6,400	6,840
Consolidated Natural Gas Co.
5.375% due 11/01/2006	2,500	2,500
Dominion Resources, Inc.
5.265% due 09/28/2007	3,000	3,004
Entergy Gulf States, Inc.
5.610% due 12/08/2008	3,000	3,004
Florida Power Corp.
5.141% due 11/14/2008	1,900	1,902
NiSource Finance Corp.
3.628% due 11/01/2006	1,200	1,188
5.344% due 11/23/2009	600	603
Progress Energy, Inc.
5.030% due 01/15/2010	1,500	1,506
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008	1,800	1,803
Qwest Corp.
8.160% due 06/15/2013	3,400	3,757
Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,981
Southern California Edison Co.
4.767% due 02/02/2009	2,000	2,001

		40,993

Total Corporate Bonds & Notes (Cost $228,253)		228,080

MUNICIPAL BONDS & NOTES 0.2%

Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	2,240	2,256

Total Municipal Bonds & Notes (Cost $2,230)		2,256

U.S. GOVERNMENT AGENCIES 18.9%

Fannie Mae
4.282% due 11/28/2035	325	325
4.440% due 07/01/2018	282	281
4.483% due 07/01/2028	63	63
4.502% due 11/01/2028	95	95
4.506% due 11/01/2028	85	85
4.520% due 04/01/2028	55	55
4.541% due 11/01/2027	69	69
4.546% due 04/01/2018	58	58
4.619% due 09/01/2035	10,691	10,572
4.727% due 12/01/2033	4,233	4,191
4.810% due 09/22/2006	6,300	6,300
4.813% due 04/01/2035	9,122	9,005
4.868% due 09/25/2035	3,485	3,487
4.906% due 02/01/2027	8	8
4.938% due 03/25/2034	3,789	3,794
4.997% due 12/01/2023	5	5
5.000% due 01/10/2019-04/25/2033 (e)	49,593	48,352
5.218% due 05/25/2031-11/25/2032 (e)	7,561	7,589
5.495% due 12/01/2036	2,562	2,562
5.500% due 09/01/2033-05/11/2036 (e)	49,386	48,241
5.540% due 09/01/2034	2,648	2,645
5.560% due 05/01/2022	9	9
5.616% due 11/01/2035	2,118	2,168
5.664% due 08/01/2029	50	50
6.000% due 01/01/2017-10/01/2033 (e)	1,702	1,725
6.500% due 09/25/2008-03/25/2023 (c)(e)	9	0
7.000% due 02/01/2015-03/01/2015 (e)	1,968	2,025
7.500% due 09/01/2015-05/01/2016 (e)	1,458	1,526
8.000% due 03/01/2030-07/01/2031 (e)	314	335
Federal Home Loan Bank
0.000% due 02/05/2007-02/27/2012 (e)	3,500	3,123
Freddie Mac
4.718% due 06/01/2035	7,327	7,140
4.725% due 07/01/2019	767	774
4.818% due 02/25/2045	4,684	4,703
5.000% due 07/15/2024	5,700	5,649
5.099% due 12/15/2030	1,835	1,843
5.149% due 06/15/2018	707	708
5.257% due 06/01/2022	56	57
5.500% due 11/15/2015-08/15/2030 (e)	294	293
5.700% due 02/15/2031	456	456
5.765% due 12/01/2022	96	98
6.000% due 03/01/2016-10/01/2033 (e)	7,322	7,335
6.500% due 10/25/2043	3,469	3,495
8.500% due 04/01/2025-06/01/2025 (e)	29	31
Government National Mortgage Association
4.000% due 07/16/2027	1,114	1,101
4.375% due 02/20/2026-02/20/2028 (e)	1,593	1,602

50  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
4.750% due 07/20/2018- 07/20/2027 (e)		$3,340	$3,360
5.125% due 12/20/2022- 12/20/2027 (e)		635	639
5.176% due 09/20/2030		7	7
8.000% due 04/20/2030		297	316

Total U.S. Government Agencies (Cost $201,353)			198,350

U.S. TREASURY OBLIGATIONS 1.5%

Treasury Inflation Protected Security
3.625% due 01/15/2008 (d)(g)		15,094	15,511

Total U.S. Treasury Obligations (Cost $15,935)			15,511

MORTGAGE-BACKED SECURITIES 7.1%

Banc of America Funding Corp.
4.115% due 05/25/2035		2,560	2,480
Banc of America Mortgage Securities
6.500% due 10/25/2031		1,406	1,418
Bank Mart
3.689% due 03/01/2019 (j)		1,058	1,021
Bear Stearns Adjustable Rate Mortgage Trust
5.925% due 06/25/2032		394	392
5.346% due 02/25/2033		420	418
5.062% due 04/25/2033		931	927
4.196% due 01/25/2034		1,422	1,412
4.678% due 01/25/2034		3,375	3,321
4.750% due 10/25/2035		10,579	10,427
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		2,728	2,718
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		2,461	2,426
CS First Boston Mortgage Securities Corp.
4.879% due 03/25/2032		1,865	1,876
6.173% due 06/25/2032		117	117
6.222% due 06/25/2032		142	143
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030		22	22
Fund America Investors Corp.
5.627% due 06/25/2023		22	23
Greenpoint Mortgage Funding Trust
5.088% due 11/25/2045		1,974	1,979
GSR Mortgage Loan Trust
5.168% due 01/25/2034		682	683
Impac CMB Trust
5.218% due 07/25/2033		2,666	2,668
5.198% due 10/25/2033		246	247
5.068% due 04/25/2034		1,601	1,603
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034		873	867
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,425	2,358
Mellon Residential Funding Corp.
4.989% due 06/15/2030		6,473	6,465
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		873	847
MLCC Mortgage Investors, Inc.
5.745% due 01/25/2029		3,443	3,514
Prime Mortgage Trust
5.218% due 02/25/2019		279	280
5.218% due 02/25/2034		1,105	1,108
Resecuritization Mortgage Trust
5.068% due 04/26/2021		8	8
Residential Funding Mortgage Security
6.500% due 03/25/2032		996	996
Salomon Brothers Mortgage Securities
5.996% due 12/25/2030		1,289	1,288
Structured Asset Mortgage Investments, Inc.
9.556% due 06/25/2029		1,273	1,270
5.098% due 02/25/2036		1,297	1,296
Washington Mutual, Inc.
4.597% due 02/27/2034		2,723	2,673
4.915% due 11/25/2034		3,902	3,908
5.151% due 06/25/2042		3,962	3,986
5.108% due 10/25/2045		1,317	1,324
5.088% due 12/25/2045		2,541	2,548
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		4,067	4,030

Total Mortgage-Backed Securities (Cost $75,785)			75,087

ASSET-BACKED SECURITIES 6.5%

AAA Trust
4.918% due 11/26/2035		1,767	1,770
AFC Home Equity Loan Trust
4.968% due 06/25/2028		756	756
Ameriquest Mortgage Securities, Inc.
4.928% due 10/25/2035		1,101	1,102
Argent Securities, Inc.
4.938% due 10/25/2035		2,100	2,102
4.958% due 12/25/2035		6,463	6,468
Asset-Backed Securities Corp. Home Equity
4.978% due 05/25/2035		3,520	3,523
Bear Stearns Asset-Backed Securities, Inc.
4.918% due 03/25/2035		161	161
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		553	554
Chase Funding Mortgage Loan Asset-Backed Certificates
5.188% due 10/25/2032		473	475
Citigroup Mortgage Loan Trust, Inc.
4.918% due 07/25/2035		700	701
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032		576	577
5.148% due 05/25/2043		32	32
First NLC Trust
4.928% due 12/25/2035		1,578	1,580
Fremont Home Loan Trust
4.908% due 01/25/2036		2,544	2,546
GSAMP Trust
4.938% due 12/25/2035		4,860	4,861
GSR Mortgage Loan Trust
4.918% due 12/25/2030		2,622	2,623
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		4,433	4,439
4.908% due 01/25/2036		2,836	2,838
New Century Home Equity Loan Trust
4.928% due 09/25/2035		938	939
Novastar Home Equity Loan
5.093% due 04/25/2028		240	240
Residential Asset Mortgage Products, Inc.
5.068% due 02/25/2034		2,861	2,866
4.918% due 05/25/2035		3,606	3,608
Residential Asset Securities Corp.
5.118% due 01/25/2034		456	456
4.928% due 09/25/2035		2,850	2,852
SACO I, Inc.
4.928% due 07/25/2035		1,966	1,967
Securitized Asset-Backed Receivables LLC Trust
4.908% due 03/25/2035		777	777
SG Mortgage Securities Trust
4.918% due 10/25/2035		4,570	4,574
SLM Student Loan Trust
4.960% due 03/15/2013		629	630
4.643% due 07/25/2013		2,601	2,604
Soundview Home Equity Loan Trust
4.928% due 05/25/2035		603	603
4.918% due 12/25/2035		1,332	1,333
Structured Asset Securities Corp.
4.948% due 12/25/2035		4,794	4,797
Wachovia Auto Owner Trust
4.820% due 02/20/2009		3,300	3,294

Total Asset-Backed Securities (Cost $68,597)			68,648

SOVEREIGN ISSUES 1.4%

Brazilian Government International Bond
5.188% due 04/15/2006		932	924
5.250% due 04/15/2009		2,471	2,472
5.250% due 04/15/2012		382	383
8.000% due 01/15/2018		2,600	2,824
Hydro Quebec
5.125% due 09/29/2049		1,200	1,130
Korea Development Bank
5.050% due 11/22/2012		2,200	2,203
Mexico Government International Bond
5.280% due 01/13/2009		4,700	4,758

Total Sovereign Issues (Cost $14,273)			14,694

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.8%

New Zealand Government Bond
4.500% due 02/15/2016	N$	9,750	8,146

Total Foreign Currency-Denominated Issues (Cost $6,671)			8,146

	Notional Amount (000s)

PURCHASED CALL OPTIONS (k) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	5,700	4
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$13,000	0
Strike @ 4.500% Exp. 04/06/2006		17,600	0
Strike @ 4.750% Exp. 05/02/2006		43,000	0
Strike @ 4.500% Exp. 10/04/2006		32,700	7
Strike @ 4.250% Exp. 10/11/2006		21,000	1
Strike @ 4.250% Exp. 10/12/2006		20,000	1
Strike @ 4.500% Exp. 10/18/2006		39,000	11
Strike @ 4.250% Exp. 10/19/2006		6,000	1
Strike @ 4.250% Exp. 10/24/2006		11,000	1
Strike @ 4.250% Exp. 10/25/2006		27,000	2
Strike @ 4.800% Exp. 12/22/2006		37,000	58
Strike @ 5.000% Exp. 03/08/2007		35,000	122
Strike @ 5.000% Exp. 03/08/2007		19,000	66

Total Purchased Call Options (Cost $1,267)			274

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  51

Schedule of Investments (Cont.)

StocksPLUS® Fund

March 31, 2006

	# of Contracts		Value (000s)
PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		2,095	$13
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		2,486	16
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		25	0
S&P 500 Index (OTC)
Strike @ $725.000 Exp. 04/13/2006		50	0
Strike @ $700.000 Exp. 04/13/2006		929	0

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY 115.000 Exp. 05/18/2006		$1,100	7
Strike @ JY 115.000 Exp. 05/26/2006		5,500	44
Strike @ JY 116.000 Exp. 05/26/2006		2,600	26

Total Purchased Put Options (Cost $208)			106

	Shares

PREFERRED STOCK 0.9%

DG Funding Trust
6.777% due 12/31/2049		913	9,686

Total Preferred Stock (Cost $9,564)			9,686

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 45.7%

Belgium Treasury Bills 1.0%

1.010% due 04/13/2006	EC	8,600	10,415

Commercial Paper 25.1%

Bank of Ireland
4.605% due 05/09/2006		$18,200	18,116
Barclays U.S. Funding Corp.
4.500% due 04/18/2006		32,800	32,739
Cox Communications, Inc.
4.720% due 07/17/2006		1,200	1,200
Danske Corp.
4.510% due 04/26/2006		31,700	31,609
Florida Power Corp.
4.630% due 04/28/2006		2,500	2,492
Freddie Mac
4.650% due 04/03/2006		24,000	24,000
HBOS Treasury Services PLC
4.680% due 05/24/2006		32,000	31,788
IXIS Commercial Paper Corp.
4.470% due 05/02/2006		34,100	33,977
4.660% due 05/22/2006		2,500	2,484
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		20,800	20,782
4.840% due 06/22/2006		8,800	8,702
4.855% due 06/29/2006		6,400	6,322
Societe Generale N.A.
4.430% due 04/06/2006		12,400	12,395
UBS Finance Delaware LLC
4.440% due 04/10/2006		26,000	25,978
4.660% due 05/08/2006		10,400	10,344
Westpac Trust Securities NZ Ltd.
4.440% due 04/10/2006		1,600	1,599

			264,527

Tri-Party Repurchase Agreement 0.5%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 2.700% due 03/16/2007 valued at $5,568. Repurchase proceeds are $5,457.)		5,455	5,455

France Treasury Bills 8.7%

2.455% due 05/24/2006-07/20/2006 (e)	EC	76,010	91,738

Germany Treasury Bill 0.2%

2.675% due 09/13/2006		1,530	1,831

Netherlands Treasury Bills 5.0%

2.469% due 04/28/2006-05/31/2006 (e)		43,150	52,087

U.S. Treasury Bills 5.2%

4.496% due 06/01/2006-06/15/2006 (e)(f)(g)		$54,925	54,406

Total Short-Term Instruments (Cost $477,736)			480,459

Total Investments (a) 105.2% (Cost $1,106,860)			$1,106,326

Written Options (i) (0.5%) (Premiums $3,945)			(5,187)

Other Assets and Liabilities (Net) (4.7%)			(49,124)

Net Assets 100.0%			$1,052,015

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $15,536 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(g)	Securities with an aggregate market value of $68,927 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	612	$(295)
90-Day Eurodollar December Futures	Short	12/2008	215	105
90-Day Eurodollar June Futures	Long	06/2007	575	(287)
90-Day Eurodollar June Futures	Short	06/2008	215	104
90-Day Eurodollar March Futures	Short	03/2008	215	104
90-Day Eurodollar September Futures	Long	09/2007	77	(40)
90-Day Eurodollar September Futures	Short	09/2008	215	106
S&P 500 Emini Index June Futures	Long	06/2006	9,211	4,255
S&P 500 Index June Futures	Long	06/2006	1,317	3,403
U.S. Treasury 10-Year Note June Futures	Long	06/2006	21	(19)

				$7,436

(h)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	1,400	$(8)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		800	(9)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,300	4
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	4
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	24
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(27)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(43)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(51)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$7,600	102
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		100	(2)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		10,800	272

							$266

52  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.450%	12/20/2006	$1,100	$22
Barclays Bank PLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	9
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	3,200	(11)
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	6,600	26
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	9
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	1,500	12
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	41
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	1,800	12
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.500%	06/20/2006	10,000	(5)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	56
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	200	2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	31
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	3,000	14
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	2,400	16
UBS Warburg LLC	Ford Motor Cre dit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2006	2,500	18
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,500	16
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	57
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	(2)

						$323

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	04/28/2006	$11,569	$190
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	45,088	(850)

					$(660)

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$109.000	05/26/2006	178	$35	$11
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	34	8	6
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	178	24	47
Call - CME S&P 500 Index June Futures		1,320.000	06/16/2006	68	364	294
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	36	20	28
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	34	16	31
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	3,092	2,047	4,290
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	75	79	145

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$1,100	4	2
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	1,700	9	4
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	3,800	28	10

					$2,634	$4,868

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  53

Schedule of Investments (Cont.)

StocksPLUS® Fund

March 31, 2006

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP 1,500	$22	$6
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006	4,700	22	32
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$3,000	21	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	5,900	69	4
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	16,000	210	63
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007	15,000	145	119
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	7,500	57	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	18,000	114	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	9,000	67	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	17,000	168	15
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	12,000	85	4
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	9,000	65	2
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	6,000	45	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	8,000	95	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	8,000	89	63
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	5,000	37	2

							$1,311	$319

(j)	Restricted security as of March 31, 2006:

Issuer Description	Coupon (%)	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bank Mart	3.689	03/01/2019	07/07/1995	$1,061	$1,021	0.10%

(k)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	3,310	05/2006	$0	$(55)	$(55)
Buy	CY	9,454	03/2007	0	(3)	(3)
Buy	EC	1,669	04/2006	0	(1)	(1)
Sell		14,557	04/2006	1	(63)	(62)
Sell		105,288	06/2006	295	(231)	64
Buy	JY	4,145,383	05/2006	61	(34)	27
Sell	N$	11,459	04/2006	356	0	356

				$713	$(387)	$326

(l)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$9,000	$(1)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	1,000	0
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	4,000	(1)

		$(2)

54  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Summary Schedule of Investments

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)	% of Net Assets

BANK LOAN OBLIGATIONS

Total Bank Loan Obligations (e) (Cost $132,570)		$133,178	0.2%

CORPORATE BONDS & NOTES

Banking & Finance

Bank of America Corp.
4.75% - 7.125% due 09/15/2006 - 08/15/2013 (b)	$75,525	75,667	0.1%
General Electric Capital Corp.
4.250% - 8.125% due 06/22/2007 - 01/08/2016 (b)	1,114,623	1,116,570	1.2%
Other Banking & Finance (e)		7,258,338	7.7%

		8,450,575	9.0%

Industrials

Total Industrials (e)		2,042,334	2.2%

Utilities

Total Utilities (e)		678,748	0.7%

Total Corporate Bonds & Notes (Cost $11,113,551)		11,171,657	11.9%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (e) (Cost $1,221,808)		1,271,722	1.4%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.000% due 08/01/2020	406,014	396,130	0.4%
5.500% due 04/01/2034	901,829	882,809	0.9%
5.500% due 05/01/2034	2,451,560	2,398,448	2.6%
5.500% due 09/01/2034	1,433,079	1,401,364	1.5%
5.500% due 11/01/2034	1,847,675	1,806,787	1.9%
5.500% due 12/01/2034	618,224	604,543	0.6%
5.500% due 01/01/2035	1,624,002	1,587,876	1.7%
5.500% due 02/01/2035	3,238,789	3,166,414	3.4%
5.500% due 03/01/2035	1,585,653	1,549,066	1.7%
5.500% due 04/01/2035	1,496,306	1,461,604	1.6%
5.500% due 05/01/2035	1,423,906	1,390,794	1.5%
5.500% due 06/01/2035	1,024,449	1,000,601	1.1%
5.500% due 07/01/2035	983,458	960,574	1.0%
5.000% due 08/01/2035	1,075,329	1,024,318	1.1%
5.500% due 08/01/2035	830,302	810,969	0.9%
5.500% due 09/01/2035	841,096	821,511	0.9%
5.500% due 10/01/2035	782,194	763,980	0.8%
5.000% due 04/12/2036	2,508,800	2,388,849	2.6%
5.500% due 04/12/2036	7,047,850	6,880,464	7.4%
6.000% due 04/12/2036	513,900	513,900	0.5%
5.000% due 05/11/2036	4,173,500	3,971,344	4.2%
5.500% due 05/11/2036	4,731,000	4,614,201	4.9%
0.000% - 1000.000% due 05/02/2006 – 01/25/2048 (b)(c)(d)(f)	10,215,396	10,029,376	10.7%
Freddie Mac
2.750% - 1007.500% due 04/01/2006 - 02/25/2045 (b)(c)	2,275,433	2,274,121	2.4%
Other U.S. Government Agencies (e)		997,609	1.1%

Total U.S. Government Agencies (Cost $54,672,846)		53,697,652	57.4%

U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (g)
2.375% due 01/15/2025	737,119	741,007	0.8%
2.000% due 01/15/2026	724,449	686,755	0.7%
3.625% due 04/15/2028	296,323	364,338	0.4%
Other U.S. Treasury Obligations (e)		2,997	0.0%

Total U.S. Treasury Obligations (Cost $1,888,832)		1,795,097	1.9%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (e) (Cost $3,614,575)		3,586,288	3.8%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (e) (Cost $4,026,136)		3,991,247	4.3%

SOVEREIGN ISSUES

Total Sovereign Issues (e) (Cost $821,293)		892,370	1.0%

FOREIGN CURRENCY-DENOMINATED ISSUES

Total Foreign Currency-Denominated Issues (e) (Cost $688,618)		752,226	0.8%

PURCHASED CALL OPTIONS

Total Purchased Call Options (e) (Cost $140,783)		23,027	0.0%

PURCHASED PUT OPTIONS

Total Purchased Put Options (e) (Cost $115,852)		105,220	0.1%

PREFERRED SECURITY

Total Preferred Security (e) (Cost $40,566)		40,375	0.0%

SHORT-TERM INSTRUMENTS (n)

Certificates of Deposit

Barclays Bank PLC
4.485% due 01/29/2007	556,970	556,884	0.6%
Citibank New York N.A.
4.575% - 4.910% due 04/25/2006 - 06/23/2006 (b)	1,670,100	1,670,100	1.9%
Unicredito Italiano SpA
4.745% - 4.882% due 05/23/2006 - 06/16/200 (b)	978,000	978,000	1.0%
Other Certificates of Deposit (e)		130,000	0.1%

		3,334,984	3.6%

Commercial Paper

Bank of America Corp.
4.415% - 4.815% due 04/12/2006 - 06/19/2006 (b)	1,635,200	1,626,280	1.7%
Bank of Ireland
4.500% - 4.775% due 04/20/2006 - 06/09/2006 (b)	470,800	468,097	0.5%
BNP Paribas Finance
4.420% - 4.830% due 04/03/2006 - 07/17/2006 (b)	1,496,600	1,493,194	1.6%
CBA (de) Finance
4.440% - 4.820% due 04/10/2006 - 06/30/2006 (b)	374,825	372,620	0.4%
Danske Corp.
4.415% - 4.870% due 04/06/2006 - 07/13/2006 (b)	695,600	692,038	0.8%
Dexia Delaware LLC
4.415% - 4.850% due 04/04/2006 - 06/27/2006 (b)	1,145,433	1,137,597	1.2%
Fannie Mae
4.316% - 4.735% due 04/03/2006 - 07/19/2006 (b)	981,978	979,119	1.0%

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  55

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)	% of Net Assets
Federal Home Loan Bank
4.434% - 4.730% due 04/03/2006 - 06/21/2006 (b)		$398,258	$396,675	0.4%
Freddie Mac
4.225% - 4.875% due 04/03/2006 - 09/26/2006 (b)		3,065,087	3,061,834	3.3%
HBOS Treasury Services PLC
4.435% - 4.810% due 04/06/2006 - 06/16/2006 (b)		494,546	491,223	0.5%
Istituto Bancario San Paolo
4.760% - 4.880% due 05/30/2006 - 06/16/2006 (b)		411,000	411,000	0.5%
Lloyds TSB Bank PLC
4.415% due 04/06/2006		403,700	403,551	0.4%
National Australia Funding, Inc.
4.620% - 4.660% due 04/04/2006 - 04/10/2006 (b)		763,605	763,353	0.8%
Nordea N.A., Inc.
4.485% - 4.830% due 04/11/2006 - 06/05/2006 (b)		740,155	736,048	0.8%
UBS Finance Delaware LLC
4.415% - 4.850% due 04/03/2006 - 07/07/2006 (b)		1,532,968	1,528,190	1.6%
Westpac Capital Corp.
4.490% - 4.845% due 04/11/2006 - 06/26/2006 (b)		1,409,100	1,398,601	1.5%
Westpac Trust Securities NZ Ltd.
4.440% - 4.885% due 04/21/2006 - 06/30/2006 (b)		601,700	599,064	0.7%
Other Commercial Paper (e)			4,058,074	4.3%

Total Commercial Paper			20,616,558	22.0%

Repurchase Agreement

UBS Warburg LLC
4.480% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2016 - 08/15/2027 valued at $1,313,548. Repurchase proceeds are $1,285,893)		1,285,400	1,285,400	1.4%

Tri-Party Repurchase Agreement

State Street Bank
4.400% due 04/03/2006 (e) (Dated 03/31/2006. Collateralized by Freddie Mac 2.625% - 4.875% due 02/15/2007 - 03/14/2008 valued at $138,605. Repurchase proceeds are $135,937.)		135,887	135,887	0.1%

Total Belgium Treasury Bills (e)			32,015	0.0%

France Treasury Bills

2.320% - 2.646% due 04/06/2006 - 08/03/2006 (b)	EC	1,207,945	1,456,505	1.6%

Germany Treasury Bills

2.365% - 2.668% due 04/12/2006 - 08/16/2006 (b)		1,628,320	1,961,299	2.1%

Netherlands Treasury Bills

2.386% - 2.564% due 04/28/2006 - 07/31/2006 (b)		658,580	796,182	0.9%

Total Spain Treasury Bills (e)			101,112	0.1%

U.S. Treasury Bills

4.453% due 04/06/2006 - 06/15/2006 (b)(h)(i)		$1,052,065	1,042,947	1.1%

Total Short-Term Instruments (Cost $30,730,512)			$30,762,889	32.9%

Total Investments (a) (Cost $109,207,942)			$108,222,948	115.7%

Written Options (m) (Premiums $289,868)			(259,903)	(0.3)%

Other Assets and Liabilities (Net)			(14,425,052)	(15.4)%

Net Assets			$93,537,993	100.0%

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $1,658,151 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	The grouping contains interest only securities.
(d)	The grouping contains a principal only security.
(e)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively as of March 31, 2006.
(f)	Securities with an aggregate market value of $507 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(g)	Principal amount of security is adjusted for inflation.
(h)	Securities with an aggregate market value of $209,340 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(i)	Securities with an aggregate market value of $689,492 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	85,017	$(89,132)
90-Day Eurodollar December Futures	Long	12/2007	32,076	(24,924)
90-Day Eurodollar December Futures	Short	12/2008	134	60
90-Day Eurodollar June Futures	Long	06/2007	80,834	(83,096)
90-Day Eurodollar June Futures	Short	06/2008	134	60
90-Day Eurodollar March Futures	Long	03/2007	137,566	(147,275)
90-Day Eurodollar March Futures	Short	03/2008	134	60
90-Day Eurodollar September Futures	Long	09/2007	58,220	(52,596)
90-Day Eurodollar September Futures	Short	09/2008	134	60
Euro-Bobl 5-Year Note Futures	Short	06/2006	34,632	23,861
Euro-Bund 10-Year Note Futures	Short	06/2006	3,000	5,228
U.S. Treasury 2-Year Note Futures	Long	06/2006	8	(2)
U.S. Treasury 5-Year Note Futures	Long	06/2006	6,897	(5,343)
U.S. Treasury 10-Year Note Futures	Long	06/2006	21,012	(17,066)
U.S. Treasury 30-Year Bond Futures	Short	06/2006	15,000	14,642
United Kingdom 90-Day LIBOR Sterling
Interest Rate December Futures Put Options Strike @ 95.500	Short	12/2006	3,043	(821)

				$(376,284)

56  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

(j)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized/ Appreciation (Depreciation)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$619,000	$(71)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	199,000	(37)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	338,000	(64)
Call & Put - OTC % U.S. dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.825%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	50,000	0

		$(172)

(k)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	702,200	$(4,118)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		442,880	3,020
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2035		92,900	(484)
HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	09/20/2009		325,000	(3,735)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		130,500	(1,494)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		154,700	(1,794)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035		54,200	(162)
UBS Warburg LLC	6-month BP-LIBOR	Pay	4.500%	09/20/2009		250,000	(2,918)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	50,700	170
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	115
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	241
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	920
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(739)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		11,800,000	1,501
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(940)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(4,895)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$48,000	(643)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036		565,500	(29,299)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		2,034,700	(12,537)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		137,600	(1,834)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2036		235,000	(14,462)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2026		38,700	(1,014)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036		636,500	(31,877)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		282,300	(5,795)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		190,400	(1,484)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		253,000	(13,154)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		205,300	(2,736)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		166,400	(3,413)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		187,600	(1,529)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		270,400	(15,688)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		170,700	(3,501)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		890,400	(53,807)

							$(208,085)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  57

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.300%	06/20/2006	$10,000	$(176)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,500	(26)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	24,100	(85)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.950%	09/20/2006	25,000	(56)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	12/20/2006	20,000	297
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	03/20/2007	25,000	233
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	9,600	109
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	10,000	(153)
Bank of America	American International Group, Inc. 0.000% convertible
	until 11/09/2031	Sell	0.195%	03/20/2010	50,000	78
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	131
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	5,000	594
Barclays Bank PLC	Brazilian Government International Bond
	12.250% due 03/06/2030	Sell	1.620%	03/20/2013	20,900	(213)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2006	20,000	72
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	18,300	42
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.350%	06/20/2006	9,500	91
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	13,700	(81)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	7,500	(46)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	30,000	(128)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	12/20/2006	15,000	(114)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%	03/20/2007	25,000	227
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	9,700	203
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	800	16
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	23,000	427
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007	10,000	138
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,100	10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	8,200	(129)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	15,000	50
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	6,050	(21)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	10,000	71
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	2,000	230
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	481
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	287
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%	12/20/2006	15,000	260
Deutsche Bank AG	Dow Jones CDX N.A. Index	Buy	(0.850)%	12/20/2010	200,000	(727)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,700	(31)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	15,000	(62)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	10,000	(36)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	(49)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	2,000	14
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,000	(35)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,700	(9)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%	12/20/2006	5,600	115
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	600	11
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	12,000	273
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,000	(139)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,400	(108)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	481
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	50,000	(389)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	100,000	(798)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	545,300	(2,713)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	06/20/2006	10,000	(22)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006	4,800	42
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.130%	06/20/2006	20,000	181
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	(35)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	5,000	(17)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	5,300	(165)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	20,000	207
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007	7,500	(157)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	06/20/2006	10,000	(6)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	12,000	31
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	06/20/2006	7,000	54
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	41
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	14,000	39
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	16,000	102
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.250%	06/20/2006	18,000	(318)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	10,000	(40)

58  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	03/20/2007	$10,000	$209
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,500	73
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	96
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	(1,542)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	(111)
J.P. Morgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	10,000	20
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	6,950	(25)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%	03/20/2016	22,400	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	(11)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	3,000	14
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	20,000	(65)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	09/20/2006	4,700	(16)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	6,900	(21)
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%	03/20/2007	15,000	72
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	10,600	(140)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	(90)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,800	(114)
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	127
Lehman Brothers, Inc.	People’s China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	94
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260)%	09/20/2010	5,900	(201)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	50,000	(503)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	03/20/2011	10,000	53
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	6,900	(80)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016	25,000	(393)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	41,200	(151)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	9.150%	12/20/2006	10,000	326
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	4,000	72
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	10,000	20
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	06/20/2006	7,000	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	42
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	10,000	45
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	59,200	156
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	(49)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	9,600	(47)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	12,000	(39)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	17,000	(55)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,000	(14)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	11,400	(37)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	16,400	(41)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	09/20/2006	25,000	166
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	12/20/2006	23,000	330
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	20,000	(85)
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	186
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,900	396
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	7,300	135
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007	5,900	(103)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	10,400	(174)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250)%	09/20/2010	1,300	(44)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200)%	10/20/2010	10,000	(426)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	10,000	49
Morgan Stanley Dean Witter & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	03/20/2013	47,000	(373)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%	03/20/2016	22,400	(29)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	10,700	(50)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	17,000	(62)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	14,000	(42)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	22,000	(81)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	12,300	181

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  59

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%	12/20/2006	$15,000	$(119)
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%	03/20/2007	40,000	249
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2007	10,000	215
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	6,000	136
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	10,000	270
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.750%	03/20/2011	5,000	24
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	3,000	(8)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	167,500	(1,195)

						$(4,296)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(l)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$645	$616	0.00%
Goldman Sachs Mortgage Corp.	6.000%	12/31/2007	06/24/1993	2,667	2,605	0.00
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/31/1992	1,176	1,077	0.00
UAL Equipment Trust	11.080%	05/27/2006	12/28/2001	1,001	1,314	0.00
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	718	689	0.00
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,680	2,703	0.00

				$8,887	$9,004	0.00%

(m)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$110.000	05/26/2006	5,690	$1,226	$89
Call - CBOT U.S. Treasury 10-Year Note June Futures		109.000	05/26/2006	21,273	8,051	1,330
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	2,938	679	551
Call - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	3,583	974	90
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	28,452	5,835	7,558
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	10,168	6,481	9,278
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	96,430	76,415	133,797
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	14,432	16,090	27,872
Put - CME 90-Day Eurodollar March Futures		95.250	03/19/2007	3,725	3,480	5,192
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	6,774	3,538	5,250
Put - CME 90-Day Eurodollar September Futures		95.250	09/18/2006	18,534	14,340	24,442
Put - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	3,583	4,198	6,875

				Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$95,600	341	191
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	162,100	838	425
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	294,200	2,148	778

					$144,634	$223,718

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	118,900	$1,767	$476
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		1,774,100	8,655	12,177
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$217,000	1,508	57
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		768,000	7,296	6,083
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		546,000	3,979	5
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		463,600	5,431	313
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		172,000	2,260	673
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		439,000	4,236	3,477
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		680,000	5,151	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		1,452,000	9,221	16
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		1,715,000	14,037	1,617
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		761,000	5,689	164
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		1,220,000	12,029	1,070
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		1,001,000	7,063	303
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		674,000	4,887	148
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		93,000	928	82
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006		1,056,900	13,093	0

60  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	$437,000	$3,256	$4
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006	1,007,000	6,457	219
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006	500,000	4,713	479
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	90,000	1,074	61
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	978,000	12,836	3,827
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	609,000	6,779	4,823
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	393,000	2,889	111

							$145,234	$36,185

(n)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	168,711	05/2006	$0	$(1,844)	$(1,844)
Buy	BR	72,386	07/2006	1,156	0	1,156
Sell		72,386	07/2006	79	0	79
Buy	C$	22,531	05/2006	0	(19)	(19)
Buy	CP	18,879,274	07/2006	30	(21)	9
Sell		18,879,274	07/2006	0	(484)	(484)
Buy		31,774,486	08/2006	562	0	562
Sell		31,774,486	08/2006	0	(863)	(863)
Buy	CY	742,913	03/2007	0	(304)	(304)
Buy	EC	1,536,371	04/2006	9,276	(2,853)	6,423
Sell		1,273,697	04/2006	16,157	0	16,157
Sell		3,571,038	06/2006	39	(31,035)	(30,996)
Buy	JY	18,165,200	04/2006	0	(564)	(564)
Buy		153,404,209	05/2006	1,039	(1,970)	(931)
Sell		163,047,598	05/2006	2,237	(815)	1,422
Buy	KW	33,866,800	07/2006	360	0	360
Buy		69,962,458	08/2006	9	(208)	(199)
Buy		26,381,168	09/2006	70	0	70
Buy	MP	748,050	08/2006	0	(2,309)	(2,309)
Sell		748,050	08/2006	106	0	106
Buy		194,461	09/2006	0	(426)	(426)
Sell		194,461	09/2006	25	0	25
Sell	N$	58,583	04/2006	1,810	0	1,810
Buy	PN	55,873	05/2006	0	(446)	(446)
Sell		55,873	05/2006	8	0	8
Buy		138,675	08/2006	0	(1,043)	(1,043)
Sell		138,675	08/2006	53	(5)	48
Buy		62,553	09/2006	0	(261)	(261)
Sell		62,553	09/2006	0	(37)	(37)
Buy	PZ	118,668	05/2006	0	(531)	(531)
Sell		118,668	05/2006	0	(262)	(262)
Buy		57,120	08/2006	0	(378)	(378)
Sell		57,120	08/2006	0	(147)	(147)
Buy		60,986	09/2006	0	(113)	(113)
Sell		60,986	09/2006	0	(154)	(154)
Buy	RP	756,651	05/2006	369	0	369
Buy		730,634	08/2006	2	0	2
Buy		1,199,042	09/2006	127	0	127
Buy	RR	441,804	07/2006	166	0	166
Buy		1,834,554	08/2006	1,041	0	1,041
Buy		564,420	09/2006	0	(40)	(40)
Buy	S$	28,025	04/2006	159	0	159
Buy		26,132	07/2006	48	0	48
Buy		74,996	08/2006	348	0	348
Buy		29,795	09/2006	74	0	74
Buy	SR	13,046	05/2006	0	(16)	(16)
Sell		13,046	05/2006	0	(51)	(51)
Buy		137,665	08/2006	0	(231)	(231)
Sell		137,665	08/2006	0	(537)	(537)
Buy	SV	522,297	08/2006	0	(94)	(94)
Sell		522,297	08/2006	0	(208)	(208)
Buy		2,182,256	09/2006	170	(26)	144
Sell		2,182,256	09/2006	0	(880)	(880)
Buy	T$	1,813,391	08/2006	0	(381)	(381)
Buy		577,873	09/2006	0	(78)	(78)

				$35,520	$(49,634)	$(14,114)

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  61

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions From Net Realized Capital Gains	Tax Basis Return of Capital
All Asset Fund

Class R
01/31/2006 - 03/31/2006	$12.85	$0.03	$(0.21)	$(0.18)	$(0.06)	$0.00	$0.00

Foreign Bond Fund (U.S. Dollar-Hedged)

Class R
03/31/2006	$10.56	$0.29	$0.03	$0.32	$(0.25)	$(0.33)	$0.00
03/31/2005	10.52	0.21	0.34	0.55	(0.20)	(0.31)	0.00
03/31/2004	10.70	0.26	0.02	0.28	(0.25)	(0.21)	0.00
12/31/2002 - 03/31/2003	10.58	0.09	0.11	0.20	(0.05)	0.00	(0.03)

High Yield Fund

Class R
03/31/2006	$9.70	$0.65	$0.07	$0.72	$(0.65)	$0.00	$0.00
03/31/2005	9.69	0.60	0.02	0.62	(0.61)	0.00	0.00
03/31/2004	8.90	0.61	0.81	1.42	(0.63)	0.00	0.00
12/31/2002 - 03/31/2003	8.52	0.17	0.38	0.55	(0.17)	0.00	0.00

Low Duration Fund

Class R
03/31/2006	$10.11	$0.30	$(0.17)	$0.13	$(0.30)	$(0.04)	$0.00
03/31/2005	10.31	0.15	(0.14)	0.01	(0.15)	(0.06)	0.00
03/31/2004	10.33	0.14	0.07	0.21	(0.18)	(0.05)	0.00
12/31/2002 - 03/31/2003	10.27	0.05	0.07	0.12	(0.06)	0.00	0.00

Real Return Fund

Class R
03/31/2006	$11.42	$0.43	$(0.41)	$0.02	$(0.47)	$(0.15)	$0.00
03/31/2005	11.79	0.25	0.06	0.31	(0.36)	(0.32)	0.00
03/31/2004	11.42	0.20	1.00	1.20	(0.32)	(0.51)	0.00
12/31/2002 - 03/31/2003	11.26	0.07	0.16	0.23	(0.07)	0.00	0.00

Short-Term Fund

Class R
03/31/2006	$10.01	$0.31	$(0.05)	$0.26	$(0.29)	$0.00	$0.00
03/31/2005	10.07	0.12	(0.04)	0.08	(0.11)	(0.03)	0.00
03/31/2004	10.04	0.07	0.07	0.14	(0.10)	(0.01)	0.00
12/31/2002 - 03/31/2003	9.99	0.04	0.06	0.10	(0.05)	0.00	0.00

StocksPLUS® Fund

Class R
03/31/2006	$9.63	$0.28	$0.60	$0.88	$(0.22)	$0.00	$0.00
03/31/2005	9.63	0.09	0.39	0.48	(0.48)	0.00	0.00
03/31/2004	7.71	0.05	2.56	2.61	(0.69)	0.00	0.00
12/31/2002 - 03/31/2003	7.90	0.02	(0.21)	(0.19)	0.00	0.00	0.00

Total Return Fund

Class R
03/31/2006	$10.57	$0.36	$(0.16)	$0.20	$(0.36)	$(0.08)	$(0.02)
03/31/2005	10.94	0.19	(0.04)	0.15	(0.19)	(0.33)	0.00
03/31/2004	10.79	0.19	0.38	0.57	(0.24)	(0.18)	0.00
12/31/2002 - 03/31/2003	10.67	0.08	0.12	0.20	(0.08)	0.00	0.00

62  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
All Asset Fund

Class R
01/31/2006 - 03/31/2006	$(0.06)	$12.61	(1.38)%	$10	1.15	%*	1.25	%*	56%

Foreign Bond Fund (U.S. Dollar-Hedged)

Class R
03/31/2006	$(0.58)	$10.30	3.09%	$4,025	1.20%		2.80%		571%
03/31/2005	(0.51)	10.56	5.30	998	1.20		2.02		477
03/31/2004	(0.46)	10.52	2.71	73	1.22	(b)	2.46		711
12/31/2002 - 03/31/2003	(0.08)	10.70	1.93	10	1.20	*	3.02	*	589

High Yield Fund

Class R
03/31/2006	$(0.65)	$9.77	7.67%	$13,138	1.15%		6.62%		105%
03/31/2005	(0.61)	9.70	6.60	6,910	1.15		6.15		62
03/31/2004	(0.63)	9.69	16.33	1,342	1.15		6.32		105
12/31/2002 - 03/31/2003	(0.17)	8.90	6.44	11	1.15	*	7.57	*	129

Low Duration Fund

Class R
03/31/2006	$(0.34)	$9.90	1.30%	$15,386	1.12	%(d)	3.00%		68%
03/31/2005	(0.21)	10.11	0.17	4,718	1.15		1.43		278
03/31/2004	(0.23)	10.31	2.00	1,490	1.15		1.36		247
12/31/2002 - 03/31/2003	(0.06)	10.33	1.21	10	1.15	*	2.09	*	218

Real Return Fund

Class R
03/31/2006	$(0.62)	$10.82	0.09%	$57,274	1.15%		3.84%		388%
03/31/2005	(0.68)	11.42	2.74	40,738	1.15		2.16		369
03/31/2004	(0.83)	11.79	10.95	8,240	1.15		1.75		308
12/31/2002 - 03/31/2003	(0.07)	11.42	2.02	10	1.15	*	2.36	*	191

Short-Term Fund

Class R
03/31/2006	$(0.29)	$9.98	2.64%	$626	1.00	%(c)	3.05%		230%
03/31/2005	(0.14)	10.01	0.84	504	1.10	(c)	1.23		356
03/31/2004	(0.11)	10.07	1.38	48	1.15		0.75		268
12/31/2002 - 03/31/2003	(0.05)	10.04	0.95	10	1.15	*	1.66	*	77

StocksPLUS® Fund

Class R
03/31/2006	$(0.22)	$10.29	9.19%	$2,360	1.27	%(e)	2.76%		239%
03/31/2005	(0.48)	9.63	5.13	1,355	1.30		0.96		371
03/31/2004	(0.69)	9.63	34.07	135	1.30		0.47		287
12/31/2002 - 03/31/2003	0.00	7.71	(2.41)	10	1.30	*	(16.53	)*	282

Total Return Fund

Class R
03/31/2006	$(0.44)	$10.33	1.92%	$220,703	1.15%		3.43%		325%
03/31/2005	(0.52)	10.57	1.35	104,680	1.15		1.76		470
03/31/2004	(0.42)	10.94	5.42	31,079	1.15		1.69		273
12/31/2002 - 03/31/2003	(0.08)	10.79	1.90	2,099	1.15	*	2.91	*	234

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.20%.
(c)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12-b-1 Fees.
(d)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.
(e)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  63

Statements of Assets and Liabilities

March 31, 2006

Amounts in thousands, except per share amounts	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund
Assets:
Investments, at value	$0	$2,734,817	$7,347,509	$11,586,594	$19,758,565	$3,547,958	$1,106,326	$108,222,948
Investments in Affiliates, at value	11,350,823	0	0	0	0	0	0	0
Cash	0	0	4,101	4,525	16,276	3,311	412	37,303
Foreign currency, at value	0	12,025	6,568	0	11,140	1,727	327	182,300
Receivable for investments sold	0	292,583	17,560	732,980	526,033	230,657	85,665	17,612,554
Receivable for investments in Affiliates sold	44,794	0	0	0	0	0	0	0
Receivable for investments sold on delayed-delivery basis	0	378,441	29,938	0	993,835	80,303	0	0
Receivable for Fund shares sold	103,248	4,710	21,112	19,805	39,394	8,739	1,996	562,763
Interest and dividends receivable	0	36,016	135,676	37,594	137,640	13,969	4,146	387,116
Interest and dividends receivable from Affiliates	32,634	0	0	0	0	0	0	0
Variation margin receivable	0	2,791	4,050	3,636	1,351	9,073	6,481	15,106
Swap premiums paid	0	29,037	0	1,832	17,704	40	17	19,153
Unrealized appreciation on forward foreign currency contracts	0	7,305	534	919	1,781	529	713	35,520
Unrealized appreciation on swap agreements	0	45,983	2,171	2,932	36,784	370	937	15,368
Other assets	0	0	0	0	0	1	0	2

	11,531,499	3,543,708	7,569,219	12,390,817	21,540,503	3,896,677	1,207,020	127,090,133

Liabilities:
Payable for investments purchased	$0	$156,731	$127,382	$207,014	$1,952,032	$0	$60,862	$32,267,630
Payable for investments in Affiliates purchased	96,582	0	0	0	0	0	0	0
Payable for investments purchased on delayed-delivery basis	0	482,093	78,246	0	4,451,263	20,648	0	77,868
Payable for short sales	0	400,026	0	0	911,278	81,925	0	0
Overdraft due to Custodian	0	1,342	0	747	0	0	0	0
Written options outstanding	0	5,846	2,544	24,740	2,209	9,030	5,187	259,903
Payable for Fund shares redeemed	31,270	12,187	20,566	83,750	52,397	6,698	76,338	273,549
Dividends payable	0	611	11,988	5,420	1,525	1,770	0	51,946
Accrued investment advisory fee	2,043	550	1,643	2,782	3,251	870	377	21,122
Accrued administration fee	1,791	679	2,009	2,416	4,047	749	314	18,318
Accrued distribution fee	1,284	103	1,000	557	1,827	261	116	6,725
Accrued servicing fee	915	160	611	682	1,808	123	75	4,046
Variation margin payable	0	1,134	3,895	3,216	1	8,991	9,798	6,958
Recoupment payable to Manager	55	0	0	0	0	0	0	0
Swap premiums received	0	44,707	0	98	16,161	60	541	86,520
Unrealized depreciation on forward foreign currency contracts	0	3,020	716	8,509	2,362	489	387	49,634
Unrealized depreciation on swap agreements	0	10,395	2,203	3,958	4,675	1,398	1,008	227,749
Unrealized depreciation on forward volatility options	0	14	0	22	0	0	2	172
Other liabilities	0	2	0	0	3,096	0	0	0

	133,940	1,119,600	252,803	343,911	7,407,932	133,012	155,005	33,552,140

Net Assets	$11,397,559	$2,424,108	$7,316,416	$12,046,906	$14,132,571	$3,763,665	$1,052,015	$93,537,993

Net Assets Consist of:
Paid in capital	$11,500,340	$2,437,978	$7,398,559	$12,454,319	$14,510,978	$3,784,550	$1,205,562	$95,367,821
Undistributed (overdistributed) net investment income	27,104	(69,586)	(10,051)	(6,808)	35,022	6,803	25,522	(134,769)
Accumulated undistributed net realized gain (loss)	4,335	10,174	(209,251)	(182,235)	(260,627)	(18,369)	(184,988)	(136,350)
Net unrealized appreciation (depreciation)	(134,220)	45,542	137,159	(218,370)	(152,802)	(9,319)	5,919	(1,558,709)

	$11,397,559	$2,424,108	$7,316,416	$12,046,906	$14,132,571	$3,763,665	$1,052,015	$93,537,993

Net Assets:
Class R	$10	$4,025	$13,138	$15,386	$57,274	$626	$2,360	$220,703
Other Classes	11,397,549	2,420,083	7,303,278	12,031,520	14,075,297	3,763,039	1,049,655	93,317,290

Shares Issued and Outstanding:
Class R	1	391	1,345	1,554	5,294	63	229	21,375

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Class R	$12.61	$10.30	$9.77	$9.90	$10.82	$9.98	$10.29	$10.33

Cost of Investments Owned	$0	$2,712,394	$7,199,573	$11,717,835	$19,939,188	$3,550,753	$1,106,860	$109,207,942

Cost of Investments in Affiliates Owned	$11,485,042	$0	$0	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$0	$11,978	$6,559	$0	$11,182	$1,724	$328	$182,108

Proceeds Received on Short Sales	$0	$397,306	$0	$0	$905,019	$81,849	$0	$0

Premiums Received on Written Options	$0	$9,246	$5,548	$30,721	$1,590	$8,043	$3,945	$289,868

64  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

Statements of Operations

Year Ended March 31, 2006

Amounts in thousands	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)	High Yield Fund	Low Duration Fund	Real Return Fund	Short- Term Fund	StocksPLUS® Fund	Total Return Fund
Investment Income:
Interest, net of foreign taxes	$737	$89,975	$528,450	$522,890	$773,536	$159,726	$46,606	$4,004,217
Dividends	0	451	2,912	7,092	542	0	576	53
Dividends from Affiliate investments	622,576	0	0	0	0	0	0	0
Miscellaneous income	78	14	11,096	161	37	58	18	2,267

Total Income	623,391	90,440	542,458	530,143	774,115	159,784	47,200	4,006,537

Expenses:
Investment advisory fees	17,548	5,799	17,618	33,161	37,206	10,399	4,491	222,664
Administration fees	16,461	7,260	21,838	30,028	46,817	9,079	3,542	194,066
Distribution fees - Class R	0	6	27	18	129	3	5	409
Servicing fees - Class R	0	6	27	18	129	2	5	409
Distribution and/or servicing fees - Other Classes	19,697	3,038	19,231	16,484	44,669	4,786	2,418	122,336
Trustees’ fees	0	5	16	30	35	9	3	208
Interest expense	0	1	17	0	305	4	0	0
Miscellaneous expense	0	3	11	21	21	7	2	126

Total Expenses	53,706	16,118	58,785	79,760	129,311	24,289	10,466	540,218
Reimbursement by Manager	(252)	0	0	0	0	0	0	0

Net Expenses	53,454	16,118	58,785	79,760	129,311	24,289	10,466	540,218

Net Investment Income	569,937	74,322	483,673	450,383	644,804	135,495	36,734	3,466,319

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	9,547	115,847	3,633	(44,085)	(5,144)	(6,162)	275,897
Net realized gain on Affiliate investments	34,875	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	22,369	0	0	0	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	0	1,945	(5,252)	(134,260)	102,647	1,924	42,161	(296,408)
Net realized gain (loss) on foreign currency transactions	0	139,619	19,353	26,725	7,898	(5,971)	92	83,364
Net change in unrealized (depreciation) on investments	0	(149,339)	(64,604)	(97,012)	(607,884)	(3,786)	(6,860)	(1,334,760)
Net change in unrealized (depreciation) on Affiliate investments	(194,139)	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	29,525	(5,449)	18,230	(53,619)	(1,170)	40,720	(215,299)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(28,914)	(9,064)	(20,011)	1,082	3,012	(797)	(57,670)

Net Gain (Loss)	(136,895)	2,383	50,831	(202,695)	(593,961)	(11,135)	69,154	(1,544,876)

Net Increase in Net Assets Resulting from Operations	$433,042	$76,705	$534,504	$247,688	$50,843	$124,360	$105,888	$1,921,443

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  65

Statements of Changes in Net Assets

Amounts in thousands	All Asset Fund		Foreign Bond Fund (U.S. Dollar-Hedged)		High Yield Fund		Low Duration Fund
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$569,937	$239,263	$74,322	$43,216	$483,673	$454,268	$450,383	$268,432
Net realized gain (loss)	0	0	151,111	(26,278)	129,948	142,356	(103,902)	34,119
Net realized gain (loss) on Affiliate investments	34,875	(5,021)	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	22,369	14,957	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	0	(148,728)	77,864	(79,117)	(124,034)	(98,793)	(213,566)
Net change in unrealized (depreciation) on Affiliate investments	(194,139)	(22,432)	0	0	0	0	0	0

Net increase resulting from operations	433,042	226,767	76,705	94,802	534,504	472,590	247,688	88,985

Distributions to Shareholders:
From net investment income
Class R	0	0	(55)	(4)	(726)	(253)	(221)	(49)
Other Classes	(547,412)	(244,261)	(67,147)	(38,350)	(490,448)	(459,929)	(467,043)	(289,219)
From net realized capital gains
Class R	0	0	(123)	(5)	(3)	0	(31)	(24)
Other Classes	(48,602)	(20,952)	(75,877)	(49,914)	(2,002)	0	(45,977)	(89,335)
Tax basis return of capital
Class R	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(596,014)	(265,213)	(143,202)	(88,273)	(493,179)	(460,182)	(513,272)	(378,627)

Fund Share Transactions:
Receipts for shares sold
Class R	10	0	3,763	965	10,627	6,390	13,856	4,776
Other Classes	6,592,593	4,177,458	1,335,995	894,607	2,815,841	2,839,577	4,815,971	5,961,608
Issued as reinvestment of distributions
Class R	0	0	171	9	711	252	235	71
Other Classes	500,432	222,006	128,349	78,682	384,414	342,982	450,398	325,104
Cost of shares redeemed
Class R	0	0	(786)	(50)	(5,183)	(1,071)	(3,249)	(1,549)
Other Classes	(1,243,266)	(493,520)	(886,102)	(651,003)	(2,518,137)	(4,014,564)	(6,667,794)	(7,091,584)
Net increase (decrease) resulting from Fund share transactions	5,849,769	3,905,944	581,390	323,210	688,273	(826,434)	(1,390,583)	(801,574)
Fund Redemption Fee	297	136	100	48	243	257	78	68

Total Increase (Decrease) in Net Assets	5,687,094	3,867,634	514,993	329,787	729,841	(813,769)	(1,656,089)	(1,091,148)

Net Assets:
Beginning of period	5,710,465	1,842,831	1,909,115	1,579,328	6,586,575	7,400,344	13,702,995	14,794,143

End of period*	$11,397,559	$5,710,465	$2,424,108	$1,909,115	$7,316,416	$6,586,575	$12,046,906	$13,702,995

* Including undistributed (overdistributed) net investment income of:	$27,104	$5,587	$(69,586)	$(140,052)	$(10,051)	$(33,786)	$(6,808)	$(38,801)

66  PIMCO Funds Annual Report  |  03.31.06  |  See accompanying notes

	Real Return Fund		Short-Term Fund		StocksPLUS® Fund		Total Return Fund
Amounts in thousands	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$644,804	$379,063	$135,495	$72,102	$36,734	$20,036	$3,466,319	$1,701,739
Net realized gain (loss)	66,460	146,066	(9,191)	14,202	36,091	99,417	62,853	1,447,098
Net realized gain (loss) on Affiliate investments	0	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	(660,421)	(139,091)	(1,944)	(22,837)	33,063	(9,988)	(1,607,729)	(1,748,337)
Net change in unrealized (depreciation) on Affiliate investments	0	0	0	0	0	0	0	0

Net increase resulting from operations	50,843	386,038	124,360	63,467	105,888	109,464	1,921,443	1,400,500

Distributions to Shareholders:
From net investment income
Class R	(2,042)	(494)	(34)	(5)	(44)	(33)	(5,429)	(1,179)
Other Classes	(658,071)	(391,094)	(137,119)	(73,332)	(28,343)	(88,099)	(3,376,514)	(1,751,174)
From net realized capital gains
Class R	(770)	(715)	0	(1)	0	0	(1,450)	(2,486)
Other Classes	(196,735)	(349,702)	0	(13,776)	0	0	(709,442)	(2,336,949)
Tax basis return of capital
Class R	0	0	0	0	0	0	(250)	0
Other Classes	0	0	0	0	0	0	(135,520)	0

Total Distributions	(857,618)	(742,005)	(137,153)	(87,114)	(28,387)	(88,132)	(4,228,605)	(4,091,788)

Fund Share Transactions:
Receipts for shares sold
Class R	36,510	38,344	2,020	569	1,186	1,375	160,397	99,420
Other Classes	5,370,621	6,090,404	3,559,795	4,016,446	488,836	787,492	29,277,243	22,288,634
Issued as reinvestment of distributions
Class R	2,749	1,183	34	6	43	33	6,646	3,514
Other Classes	694,107	603,070	119,419	74,533	25,264	82,262	3,638,411	3,518,154
Cost of shares redeemed
Class R	(19,653)	(6,677)	(1,929)	(118)	(345)	(177)	(45,248)	(26,810)
Other Classes	(5,344,663)	(3,273,937)	(4,137,508)	(4,087,850)	(927,568)	(1,160,765)	(18,586,348)	(18,004,078)
Net increase (decrease) resulting from Fund share transactions	739,671	3,452,387	(458,169)	3,586	(412,584)	(289,780)	14,451,101	7,878,834
Fund Redemption Fee	105	194	47	60	55	8	771	516

Total Increase (Decrease) in Net Assets	(66,999)	3,096,614	(470,915)	(20,001)	(335,028)	(268,440)	12,144,710	5,188,062

Net Assets:
Beginning of period	14,199,570	11,102,956	4,234,580	4,254,581	1,387,043	1,655,483	81,393,283	76,205,221

End of period*	$14,132,571	$14,199,570	$3,763,665	$4,234,580	$1,052,015	$1,387,043	$93,537,993	$81,393,283

* Including undistributed (overdistributed) net investment income of:	$35,022	$32,717	$6,803	$12,275	$25,522	$8,412	$(134,769)	$31,758

See accompanying notes  |  03.31.06  |  PIMCO Funds Annual Report  67

Notes to Financial Statements

March 31, 2006

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Class R of the eight funds (the “Funds”) out of 54 funds offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request. The Advisor Class had not commenced operations as of March 31, 2006.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that includes securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the All Asset and StocksPLUS® Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

68  PIMCO Funds Annual Report  |  03.31.06

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the All Asset and StocksPLUS® Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the All Asset and StocksPLUS® Funds are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund qualifies and intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout report are defined as follows:

A$	–	Australian Dollar	N$	–	New Zealand Dollar
BP	–	British Pound	PN	–	Peruvian New Sol
BR	–	Brazilian Real	PZ	–	Polish Zloty
C$	–	Canadian Dollar	RP	–	Indian Rupee
CP	–	Chilean Peso	RR	–	Russian Ruble
CY	–	Chineses Yuan Renminbi	S$	–	Singapore Dollar
DK	–	Danish Krone	SF	–	Swiss Franc
EC	–	Euro	SK	–	Swedish Krona
H$	–	Hong Kong Dollar	SR	–	South African Rand
JY	–	Japanese Yen	SV	–	Slovakian Koruna
KW	–	South Korean Won	T$	–	Taiwan Dollar
MP	–	Mexican Peso

Forward Currency Transactions. Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

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Notes to Financial Statements (cont.)

March 31, 2006

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2006, the following Funds had unfunded commitments:

High Yield Fund	$6,258,235
Short-Term Fund	48,093
Total Return Fund	769,480

Bridge Debt Commitments. At the period ended March 31, 2006, the High Yield Fund had $30,037,500 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (the “PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

70  PIMCO Funds Annual Report  |  03.31.06

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements. Certain Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility

03.31.06  |  PIMCO Funds Annual Report  71

Notes to Financial Statements (cont.)

March 31, 2006

that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes (%)		Institutional (%)	Administrative (%)	A, B and C Classes (%)		Class D (%)		Class R (%)
All Asset Fund	0.20	(1)	0.05	0.05	0.40	(2)	0.40	(2)	0.45
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25		0.25	0.25	0.45		0.45		0.45
High Yield Fund	0.25		0.25	0.25	0.40		0.40		0.40
Low Duration Fund	0.25		0.18	0.18	0.35	(3)	0.25		0.35	(3)
Real Return Fund	0.25		0.20	0.20	0.40		0.40		0.40
Short-Term Fund	0.25		0.20	0.20	0.35	(4)	0.25		0.35	(4)
StocksPLUS® Fund	0.35	(5)	0.25	0.25	0.40		0.40		0.40
Total Return Fund	0.25		0.18	0.18	0.40		0.25		0.40

(1)	PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.60% of the total assets invested in Underlying Funds.
(2)	Effective October 1, 2005, the administrative fee was reduced by 0.05% to an annual rate of 0.40%.
(3)	Effective October 1, 2005, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(4)	Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees for the Class A, B, C, D and R shares of the Fund. (5) Effective October 1, 2005, the investment advisory fee was reduced by 0.05% to an annual rate of 0.35%.

Redemption Fees. Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 7 days, 30 days or 60 days, after their acquisition (by purchase or exchange).

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing

72  PIMCO Funds Annual Report  |  03.31.06

fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A All Funds	—	0.25
Class B All Funds	0.75	0.25
Class C
Low Duration Fund, Real Return Fund and StocksPLUS® Funds	0.50	0.25
Short-Term Fund	0.30	0.25
All other Funds	0.75	0.25
Class D All Funds	—	0.25
Class R All Funds	0.25	0.25

AGID has contractually agreed to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2006, AGID received $22,437,063 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$10,689,036	$4,858,570
Foreign Bond Fund (U.S. Dollar-Hedged)	10,124,987	9,741,285	4,805,615	4,299,880
High Yield Fund	1,613,658	1,617,573	6,558,044	5,840,266
Low Duration Fund	4,656,408	3,514,851	4,088,308	1,142,152
Real Return Fund	70,267,047	67,502,639	1,534,937	1,495,857
Short-Term Fund	4,200,017	4,293,625	1,610,102	955,197
StocksPLUS® Fund	1,123,373	1,069,922	404,405	346,859
Total Return Fund	234,670,240	200,807,100	24,568,404	12,973,169

03.31.06  |  PIMCO Funds Annual Report  73

Notes to Financial Statements (Cont.)

March 31, 2006

5. Risk Factors of the All Asset Fund

Investing in the Underlying Funds through the All Asset Fund (the “Fund of Funds”) involve certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Fund of Funds wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund of Funds may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificated representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including future contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks. Accordingly, the Fund of Funds’ investment performance depends upon the ability of the Underlying Funds to achieve their objective. There can be no assurance that the investment objectives of any Underlying Funds will be achieved.

The officers and trustees of the Trust also serve as officers and directors/trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Fund of Funds and the Underlying Funds.

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Foreign Bond Fund (U.S. Dollar-Hedged)					High Yield Fund
	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium	# of Contracts	Notional Amount in $		Premium
Balance at 03/31/2005	1,811	$85,700	BP	0	$2,673	6,482		$25,000	$1,730
Sales	14,587	843,300		22,600	11,366	63,688		138,000	17,111
Closing Buys	(900)	(20,100)		(15,700)	(1,134)	(36,906)		(12,500)	(9,848)
Expirations	(8,266)	(52,700)		(6,900)	(3,430)	(15,806)		(12,500)	(3,445)
Exercised	(608)	0		0	(229)	0		0	0

Balance at 03/31/2006	6,624	$856,200	BP	0	$9,246	17,458		$138,000	$5,548

	Low Duration Fund					Real Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium	# of Contracts	Notional Amount in $		Premium
Balance at 03/31/2005	7,254	$0	BP	0	$2,323	10,512		$400,000	$8,091
Sales	32,828	2,180,700		70,500	33,856	42,217		479,000	10,999
Closing Buys	(7,254)	(90,500)		0	(2,572)	(33,905)		(879,000)	(13,414)
Expirations	(12,990)	0		0	(2,581)	(11,342)		0	(2,222)
Exercised	(1,406)	0		0	(305)	(5,219)		0	(1,864)

Balance at 03/31/2006	18,432	$2,090,200	BP	70,500	$30,721	2,263		$0	$1,590

	Short-Term Fund					StocksPLUS® Fund
	# of Contracts	Notional Amount in $	Premium		# of Contracts	Notional Amount in $	Notional Amount in BP		Premium
Balance at 03/31/2005	378	$18,500		$169	1,213	$0	BP	0	$511
Sales	10,851	2,097,600		11,581	14,032	154,500		6,200	6,602
Closing Buys	(1)	0		0	(434)	0		0	(120)
Expirations	(4,176)	(1,692,800)		(3,538)	(8,803)	(8,500)		0	(2,422)
Exercised	(377)	0		(169)	(2,313)	0		0	(626)

Balance at 03/31/2006	6,675	$423,300		$8,043	3,695	$146,000	BP	6,200	$3,945

	Total Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in BP		Notional Amount in JY		Premium
Balance at 03/31/2005	127,679	$2,400	BP	0	JY	0	$61,651
Sales	622,449	16,482,500		1,893,000		198,000,000	402,628
Closing Buys	(69,389)	(658,100)		0		(198,000,000)	(31,260)
Expirations	(447,917)	(2,400)		0		0	(139,443)
Exercised	(17,240)	0		0		0	(3,708)

Balance at 03/31/2006	215,582	$15,824,400	BP	1,893,000	JY	0	$289,868

74  PIMCO Funds Annual Report  |  03.31.06

7. Affiliated Transactions

The Underlying Funds are considered to be affiliated with the All Asset Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2006 (amounts in thousands):

All Asset Fund

Underlying PIMS Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2006	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy® Fund	$397,398	$504,286	$419,617	$(15,769)	$449,421	$65,402	$21,811
Convertible Fund	42,311	1,167	2,000	2,290	43,808	1,167	(82)
Developing Local Markets Fund	0	847,731	0	19,515	867,245	12,582	694
Emerging Markets Bond Fund	694,638	804,312	463,938	46,437	1,078,320	85,516	8,112
European Convertible Fund	108,410	3,663	108,621	0	0	1,942	11
Floating Income Fund	528,457	551,769	434,999	11,939	661,737	38,365	1,935
Foreign Bond Fund (Unhedged)	379,767	174,926	266,299	(16,139)	262,654	8,871	(12,212)
Fundamental IndexPLUS Fund	0	45,429	0	1,525	46,954	2,785	0
Fundamental IndexPLUS TR Fund	0	392,858	0	6,082	398,940	16,443	0
GNMA Fund	373,471	35,707	308,886	(888)	100,589	7,382	(1,333)
High Yield Fund	374,592	581,810	226,458	10,819	732,740	53,545	(4,944)
International StocksPLUS® TR Strategy Fund	195,837	410,665	107,924	24,915	523,531	26,857	(4,321)
Long-Term U.S. Government Fund	104,911	1,280,104	253,385	(62,072)	1,069,512	29,886	(2,091)
Low Duration Fund	11,060	507,548	344,545	(1,465)	170,073	5,386	(2,586)
Real Return Asset Fund	494,686	1,688,821	194,289	(82,511)	1,893,771	63,602	8,483
Real Return Fund	469,751	1,218,137	114,035	(60,728)	1,510,616	51,488	8,487
RealEstateRealReturn Strategy Fund	343,912	345,686	458,372	6,252	268,280	100,992	18,552
Short-Term Fund	0	457,938	447,098	0	10,608	1,457	(232)
StocksPLUS® Fund	225,358	78,474	295,122	762	7,495	637	3,376
StocksPLUS® Total Return Fund	255,480	8,407	209,805	5,077	52,774	5,895	14,339
Total Return Fund	288,184	716,767	81,682	(23,729)	902,239	29,986	(108)
Total Return Mortgage Fund	372,893	32,831	121,495	(6,531)	281,012	12,390	(647)

Totals	$5,661,116	$10,689,036	$4,858,570	$(134,219)	$11,332,319	$622,576	$57,244

8. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
All Asset Fund	$27,837	$34,627	$(165,236)	$(9)	$0	$0
Foreign Bond Fund (U.S. Dollar-Hedged)	13,436	19,226	31,054	(75,016)	0	(2,570)
High Yield Fund	12,714	0	139,221	(22,234)	(211,844)	0
Low Duration Fund	433	0	(123,321)	(9,908)	(201,093)	(73,524)
Real Return Fund	48,157	341	(367,474)	(25,397)	0	(34,034)
Short-Term Fund	10,313	0	(1,210)	(4,276)	(17,028)	(8,684)
StocksPLUS® Fund	28,213	0	1,054	(3,021)	(179,793)	0
Total Return Fund	0	0	(1,093,088)	(131,551)	0	(605,189)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown on the following page.
(4)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

03.31.06  |  PIMCO Funds Annual Report  75

Notes to Financial Statements (Cont.)

March 31, 2006

As of March 31, 2006, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2010	2011	2013	2014
High Yield Fund	$211,844	$0	$0	$0
Low Duration Fund	0	0	0	201,093
Short-Term Fund	0	0	4,956	12,072
StocksPLUS® Fund	29,305	150,488	0	0

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
All Asset Fund	$11,516,058	$135,615	$(300,850)	$(165,235)
Foreign Bond Fund (U.S. Dollar-Hedged)	2,738,086	58,935	(62,204)	(3,269)
High Yield Fund	7,208,741	202,552	(63,784)	138,768
Low Duration Fund	11,723,137	13,106	(149,649)	(136,543)
Real Return Fund	20,160,642	170,213	(572,290)	(402,077)
Short-Term Fund	3,551,105	6,994	(10,141)	(3,147)
StocksPLUS® Fund	1,106,928	5,979	(6,581)	(602)
Total Return Fund	109,247,457	587,721	(1,612,230)	(1,024,509)

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2006			March 31, 2005
	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital
All Asset Fund	$553,416	$42,598	$0	$253,011	$12,202	$0
Foreign Bond Fund (U.S. Dollar-Hedged)	143,202	0	0	74,355	13,918	0
High Yield Fund	493,179	0	0	460,182	0	0
Low Duration Fund	513,272	0	0	342,268	36,359	0
Real Return Fund	764,118	93,500	0	691,601	50,404	0
Short-Term Fund	137,153	0	0	76,484	10,630	0
StocksPLUS® Fund	28,387	0	0	88,132	0	0
Total Return Fund	4,090,974	1,861	135,770	2,802,092	1,289,696	0

(6)	Includes short-term capital gains.
(7)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

76  PIMCO Funds Annual Report  |  03.31.06

9. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				Foreign Bond Fund (U.S. Dollar-Hedged)				High Yield Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	1	$10	0	$0	356	$3,763	91	$965	1,091	$10,627	657	$6,390
Other Classes	510,565	6,592,593	330,239	4,177,458	125,846	1,335,995	85,012	894,607	288,488	2,815,841	293,133	2,839,577
Issued as reinvestment of distributions
Class R	0	0	0	0	16	171	1	9	73	711	26	252
Other Classes	39,033	500,432	17,501	222,006	12,262	128,349	7,489	78,682	39,342	384,414	35,343	342,982
Cost of shares redeemed
Class R	0	0	0	0	(75)	(786)	(5)	(50)	(531)	(5,183)	(109)	(1,071)
Other Classes	(96,623)	(1,243,266)	(39,304)	(493,520)	(83,828)	(886,102)	(61,983)	(651,003)	(258,633)	(2,518,137)	(413,805)	(4,014,564)

Net increase (decrease) resulting from Fund share transactions	452,976	$5,849,769	308,436	$3,905,944	54,577	$581,390	30,605	$323,210	69,830	$688,273	(84,755)	$(826,434)

	Low Duration Fund				Real Return Fund				Short-Term Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	1,387	$13,856	467	$4,776	3,233	$36,510	3,347	$38,344	203	$2,020	56	$569
Other Classes	478,600	4,815,971	583,664	5,961,608	475,133	5,370,621	532,477	6,090,404	355,574	3,559,795	399,984	4,016,446
Issued as reinvestment of distributions
Class R	23	235	7	71	245	2,749	103	1,183	3	34	1	6
Other Classes	44,867	450,398	31,842	325,104	61,619	694,107	52,798	603,070	11,937	119,419	7,427	74,533
Cost of shares redeemed
Class R	(323)	(3,249)	(152)	(1,549)	(1,750)	(19,653)	(583)	(6,677)	(193)	(1,929)	(12)	(118)
Other Classes	(663,366)	(6,667,794)	(694,525)	(7,091,584)	(474,994)	(5,344,663)	(287,225)	(3,273,937)	(413,376)	(4,137,508)	(407,155)	(4,087,850)

Net increase (decrease) resulting from Fund share transactions	(138,812)	$(1,390,583)	(78,697)	$(801,574)	63,486	$739,671	300,917	$3,452,387	(45,852)	$(458,169)	301	$3,586

	StocksPLUS® Fund				Total Return Fund
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	118	$1,186	141	$1,375	15,128	$160,397	9,232	$99,420
Other Classes	49,335	488,836	82,509	787,492	2,761,456	29,277,243	2,074,375	22,288,634
Issued as reinvestment of distributions
Class R	4	43	3	33	630	6,646	328	3,514
Other Classes	2,514	25,264	8,611	82,262	344,365	3,638,411	328,489	3,518,154
Cost of shares redeemed
Class R	(34)	(345)	(18)	(177)	(4,282)	(45,248)	(2,502)	(26,810)
Other Classes	(94,265)	(927,568)	(120,219)	(1,160,765)	(1,755,422)	(18,586,348)	(1,677,968)	(18,004,078)

Net increase (decrease) resulting from Fund share transactions	(42,328)	$(412,584)	(28,973)	$(289,780)	1,361,875	$14,451,101	731,954	$7,878,834

03.31.06  |  PIMCO Funds Annual Report  77

Notes to Financial Statements (Cont.)

March 31, 2006

10. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Funds—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

78  PIMCO Funds Annual Report  |  03.31.06

Report of Independent Registered Public Accounting Firm

To the Trustees and Class R Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights for the Class R shares present fairly, in all material respects, the financial position of the All Asset Fund, Foreign Bond Fund (U.S. Dollar-Hedged), High Yield Fund, Low Duration Fund, Real Return Fund, Short-Term Fund, StocksPLUS® Fund, and Total Return Fund, eight of the fifty-four Funds constituting the PIMCO Funds (hereafter referred to as the “Funds”) at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights of the Funds for the Class R shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

03.31.06  |  PIMCO Funds Annual Report  79

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2006 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	0.18%	0.15%	$308,341	$6,004
Foreign Bond Fund (U.S. Dollar-Hedged)	0.31%	0.29%	37,891	4,719
High Yield Fund	0.50%	0.37%	370,618	0
Low Duration Fund	1.15%	1.12%	396,965	0
Real Return Fund	0.07%	0.05%	604,709	34,292
Short-Term Fund	0.00%	0.00%	120,760	0
StocksPLUS® Fund	2.02%	1.95%	31,490	0
Total Return Fund	0.00%	0.00%	2,968,953	278,641

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

80  PIMCO Funds Annual Report  |  03.31.06

Management of the Trust (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (46) Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS Management Inc., Director, PIMCO Luxembourg S.A.; and Director, PIMCO Luxembourg S.A. II.

R. Wesley Burns* (46) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (65) Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis (71) Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan (66) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Remedy Temp (staffing); Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (68) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

03.31.06  |  PIMCO Funds Annual Report  81

Management of the Trust (Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ernest L. Schmider (48) President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar (42) Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (35) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (62) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (43) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (60) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (43) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen (36) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (46) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (60) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (38) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (36) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

82  PIMCO Funds Annual Report  |  03.31.06

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/05).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds

Short-Duration Bond PIMCO Short-Term PIMCO Low Duration Core Bond PIMCO Total Return Credit Strategy PIMCO High Yield	International Bond PIMCO Foreign Bond (U.S. Dollar-Hedged) Real Return Strategy PIMCO Real Return Equity-Related PIMCO StocksPLUS® Asset Allocation (Tactical) PIMCO All Asset	Value Stock OCC Value NFJ Dividend Value OCC Renaissance NFJ Small-Cap Value Blend Stock PEA Equity Premium Strategy CCM Capital Appreciation CCM Mid-Cap	Growth Stock RCM Large-Cap Growth PEA Growth RCM Mid-Cap International Stock NACM Global

www.allianzinvestors.com

*	As of 3/31/06 according to SimFunds.

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 1-888-877-4626. Please read the prospectus carefully before you invest or send money.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ060AR_15124

Annual Report MARCH 31, 2006	PIMCO Funds
Private Account Portfolio Series

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the “Securities Act”). The enclosed Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you this Annual Report for the Private Account Portfolio Series (the “Portfolios”), the separate portfolios of the PIMCO Funds. At the end of the fiscal year on March 31, 2006, the Portfolios’ net assets stood at $28 billion.

In the fixed-income markets for the twelve-month period ended March 31, 2006:

•	The Lehman Brothers Aggregate Bond Index, a widely used proxy for the return of the U.S. high-grade bond market, returned 2.26%;

•	The Federal Reserve continued its rate tightening cycle, increasing the Federal Funds Rate by quarter of a percent increments from 2.75% to 4.75% over this period;

•	The yield on the benchmark ten-year Treasury note increased by a smaller amount, only 0.37%, to end the period at 4.85%; and,

•	While interest rates increased across the entire yield curve, short-term rates increased more than longer-term rates, causing the yield curve to invert briefly during the period.

On the following pages, please find specific details as to each Portfolio’s total return investment performance and a discussion of the primary factors that affected performance during the fiscal year.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. Additionally, you are invited to visit our web site at www.pimcofunds.com or our investment manager’s site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 30, 2006

03.31.06  |  Annual Report  1

Important Information About the Portfolios

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds offering memorandum. Investors should consider the investment objectives, risks, charges and expenses of these Portfolios carefully before investing. This and other information is contained in the Portfolios’ offering memorandum. Please read the offering memorandum carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

The longer-term performance of many bond funds has benefited from capital gains, in part, resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, mortgage risk, leveraging risk, non-U.S. security risk and specific sector investment risks. A complete description of these risks is contained in the Portfolios’ offering memorandum. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from these portfolios may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Portfolio Summary page in this Annual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Portfolio’s inception.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Portfolios’ Form N-Q is available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimco.com, (800) 927-4648.

2  Annual Report  |  03.31.06

Important Information (cont.)

The following disclosure provides important information regarding each Portfolio’s Expense Example (“Example” or “Expense Example”), which appears on each Portfolio’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Portfolio.

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees, and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from October 1, 2005 to March 31, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information under this heading, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

03.31.06  |  Annual Report  3

Asset-Backed Securities Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date.

	Asset-Backed Securities Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Asset-Backed Securities Index
10/31/2000	5,000,000	5,000,000	5,000,000
11/30/2000	5,130,000	5,025,550	5,071,500
12/31/2000	5,227,452	5,051,984	5,170,392
01/31/2001	5,283,063	5,078,053	5,256,221
02/28/2001	5,338,674	5,099,990	5,307,734
03/31/2001	5,379,080	5,122,480	5,341,703
04/30/2001	5,363,799	5,142,151	5,345,975
05/31/2001	5,419,831	5,160,971	5,382,329
06/30/2001	5,462,340	5,177,538	5,399,552
07/31/2001	5,622,693	5,193,795	5,505,923
08/31/2001	5,689,938	5,209,585	5,568,141
09/30/2001	5,816,771	5,224,536	5,678,946
10/31/2001	5,953,143	5,238,224	5,759,020
11/30/2001	5,848,242	5,249,382	5,699,906
12/31/2001	5,838,283	5,258,568	5,678,248
01/31/2002	5,882,056	5,266,771	5,715,724
02/28/2002	5,947,717	5,273,828	5,768,308
03/31/2002	5,872,319	5,281,582	5,705,434
04/30/2002	5,999,020	5,289,187	5,817,831
05/31/2002	6,059,616	5,297,067	5,859,138
06/30/2002	6,127,139	5,304,482	5,931,145
07/31/2002	6,204,838	5,312,228	6,012,994
08/31/2002	6,299,187	5,319,930	6,058,692
09/30/2002	6,380,000	5,327,272	6,124,126
10/31/2002	6,351,968	5,334,677	6,090,680
11/30/2002	6,301,511	5,341,505	6,066,491
12/31/2002	6,345,712	5,347,915	6,163,368
01/31/2003	6,334,164	5,353,744	6,170,737
02/28/2003	6,391,904	5,358,669	6,243,826
03/31/2003	6,397,974	5,364,081	6,256,337
04/30/2003	6,438,689	5,369,177	6,286,315
05/31/2003	6,508,485	5,374,385	6,372,198
06/30/2003	6,497,953	5,379,276	6,372,216
07/31/2003	6,327,573	5,383,956	6,260,262
08/31/2003	6,368,699	5,388,372	6,271,880
09/30/2003	6,475,007	5,392,467	6,390,359
10/31/2003	6,451,245	5,396,835	6,351,083
11/30/2003	6,480,947	5,401,044	6,356,646
12/31/2003	6,536,583	5,405,365	6,410,507
01/31/2004	6,573,688	5,409,635	6,453,560
02/29/2004	6,641,713	5,413,584	6,517,282
03/31/2004	6,698,250	5,417,861	6,558,229
04/30/2004	6,586,509	5,422,033	6,448,730
05/31/2004	6,561,677	5,426,425	6,440,040
06/30/2004	6,600,671	5,430,874	6,439,347
07/31/2004	6,663,237	5,436,034	6,481,905
08/31/2004	6,744,572	5,441,904	6,567,425
09/30/2004	6,764,486	5,448,380	6,578,612
10/31/2004	6,827,587	5,455,681	6,613,259
11/30/2004	6,777,106	5,463,428	6,573,196
12/31/2004	6,836,543	5,472,443	6,603,086
01/31/2005	6,862,220	5,482,239	6,619,437
02/28/2005	6,842,962	5,491,887	6,594,521
03/31/2005	6,855,169	5,503,420	6,580,889
04/30/2005	6,926,509	5,515,418	6,641,425
05/31/2005	6,971,908	5,528,489	6,686,162
06/30/2005	7,014,516	5,541,481	6,707,851
07/31/2005	6,988,318	5,555,501	6,668,711
08/31/2005	7,073,461	5,570,334	6,735,186
09/30/2005	7,044,451	5,585,541	6,702,062
10/31/2005	7,031,159	5,601,963	6,684,892
11/30/2005	7,057,742	5,618,657	6,709,969
12/31/2005	7,111,269	5,636,636	6,740,876
01/31/2006	7,131,568	5,655,519	6,757,444
02/28/2006	7,138,334	5,673,447	6,765,413
03/31/2006	7,133,166	5,694,439	6,757,877

SECTOR BREAKDOWN‡

Asset-Backed Securities	58.8%
Mortgage-Backed Securities	22.8%
U.S. Government Agencies	12.4%
Other	6.0%

‡	% of Total Investments as of March 31, 2006

AVERAGE ANNUAL TOTAL RETURN    For the period ended March 31, 2006

	1 Year	5 Years	Inception (10/31/00)
Asset-Backed Securities Portfolio	4.06%	5.81%	6.78%
Citigroup 3-Month Treasury Bill Index	3.47%	2.14%	2.43%
Lehman Brothers Asset-Backed Securities Index	2.69%	4.82%	5.72%

All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

EXPENSE EXAMPLE    Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,012.60	$1,017.55
Expenses Paid During Period†	$7.43	$7.44

†	Expenses are equal to the Portfolio’s annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Asset-Backed Securities Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements.

•	Duration positioning was positive for performance as the Portfolio was shorter in duration than the index, as rates rose across the yield curve. Holdings in very short-duration floating rate bonds buffered the Portfolio against rising rates.

•	A significant overweight to the Home Equity sector was an important positive contributor to returns as Home Equity ABS outperformed the index by a wide margin over the year. International demand for yield via mortgage credit drove spreads tighter in the sector.

•	An overweight to the Manufactured Housing sector was slightly helpful to returns, as this was the best single performing ABS subsector.

•	Underweights to the Auto and Credit Card sectors were slightly positive, as those sectors were the worst performing ABS sectors.

4  Annual Report  |  03.31.06

Developing Local Markets Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date.

	Developing Local Markets Portfolio	Citigroup 3-Month Treasury Bill Index	JPMorgan Emerging Local Markets Index Plus (Unhedged)
07/31/2004	5,000,000	5,000,000	5,000,000
08/31/2004	5,050,000	5,005,400	5,013,535
09/30/2004	5,130,790	5,011,356	5,111,701
10/31/2004	5,235,908	5,018,072	5,214,278
11/30/2004	5,466,168	5,025,197	5,424,985
12/31/2004	5,629,433	5,033,489	5,582,221
01/31/2005	5,583,748	5,042,499	5,538,594
02/28/2005	5,715,727	5,051,374	5,672,958
03/31/2005	5,598,860	5,061,982	5,556,300
04/30/2005	5,629,455	5,073,017	5,554,837
05/31/2005	5,609,059	5,085,040	5,516,919
06/30/2005	5,651,951	5,096,990	5,540,579
07/31/2005	5,687,852	5,109,885	5,601,908
08/31/2005	5,749,398	5,123,528	5,642,065
09/30/2005	5,767,508	5,137,516	5,659,553
10/31/2005	5,741,622	5,152,620	5,641,094
11/30/2005	5,808,927	5,167,975	5,700,242
12/31/2005	5,876,387	5,184,512	5,761,181
01/31/2006	6,065,425	5,201,880	5,926,918
02/28/2006	6,087,029	5,218,370	5,937,756
03/31/2006	6,066,747	5,237,678	5,913,393

SECTOR BREAKDOWN‡

Short-Term Instruments	49.1%
Corporate Bonds & Notes	23.5%
Asset-Backed Securities	17.5%
Sovereign Issues	6.1%
U.S. Government Agencies	2.0%
Mortgage-Backed Securities	1.4%
Foreign Currency-Denominated Issues	0.4%

‡	% of Total Investments as of March 31, 2006

AVERAGE ANNUAL TOTAL RETURN    For the period ended March 31, 2006

	1 Year	Inception (07/30/04)
Developing Local Markets Portfolio	8.36%	12.29%
Citigroup 3-Month Treasury Bill Index	3.47%	2.83%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	6.43%	10.60%

All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

EXPENSE EXAMPLE    Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,051.90	$1,024.33
Expenses Paid During Period†	$0.61	$0.61

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Developing Local Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in the currencies of, developing markets.

•	An overweight position in Brazil, the top performing country during the time period, contributed to relative returns, as strong economic fundamentals contributed to appreciation of the currency and high local rates provided attractive carry. Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

•	Overweighting Chile also added to relative performance. Despite central bank intervention to slow currency strength, a solid and sustainable economic upswing resulting from high copper prices supported a strong currency.

•	De-emphasizing Hong Kong helped returns; Hong Kong underperformed the market, as its USD-pegged currency remained almost unchanged while the central bank lagged the Federal Reserve in rate hikes.

•	An underweight to Hungary was positive; the currency lagged the market in response to Moody’s negative outlook and political concerns.

•	An underweight to Turkey was negative for relative returns; although the Turkish lira lagged most emerging market currencies, the country’s local instruments posted strong returns as very high domestic interest rates provided attractive carry on domestic securities.

•	An overweight to Peru was negative; recent hikes from the Federal Reserve further decreased interest rate differentials, as well-contained inflation in Peru keeps rates relatively low. Despite its continued strong economic growth, the recent election increased Peru’s political uncertainty and weighted on the country’s performance.

03.31.06  |  Annual Report  5

Emerging Markets Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date.

	Emerging Markets Portfolio	Citigroup 3-Month Treasury Bill Index	Emerging Markets Sector Fund Index
04/30/1998	5,000,000	5,000,000	5,000,000
05/31/1998	4,944,400	5,021,600	5,047,428
06/30/1998	4,891,710	5,042,239	5,090,235
07/31/1998	5,001,037	5,063,568	5,101,064
08/31/1998	4,265,043	5,085,139	5,184,080
09/30/1998	4,536,231	5,105,936	5,305,472
10/31/1998	4,749,812	5,126,463	5,277,418
11/30/1998	5,137,475	5,145,328	5,307,372
12/31/1998	5,122,302	5,164,366	5,323,329
01/31/1999	5,110,595	5,183,628	5,361,325
02/28/1999	5,142,926	5,201,305	5,267,734
03/31/1999	5,296,664	5,221,174	5,296,926
04/30/1999	5,438,686	5,240,493	5,313,704
05/31/1999	5,274,822	5,260,616	5,267,162
06/30/1999	5,334,460	5,280,132	5,250,379
07/31/1999	5,345,462	5,300,778	5,228,031
08/31/1999	5,349,303	5,321,769	5,225,370
09/30/1999	5,457,620	5,342,630	5,286,033
10/31/1999	5,547,013	5,364,428	5,305,536
11/30/1999	5,655,067	5,386,101	5,305,158
12/31/1999	5,752,317	5,409,099	5,279,572
01/31/2000	5,696,409	5,432,846	5,203,021
02/29/2000	5,851,645	5,455,989	5,371,731
03/31/2000	5,876,326	5,481,577	5,398,143
04/30/2000	5,786,748	5,507,287	5,316,713
05/31/2000	5,655,366	5,534,217	5,189,641
06/30/2000	5,882,949	5,560,172	5,386,330
07/31/2000	6,004,247	5,587,083	5,490,451
08/31/2000	6,180,129	5,614,740	5,658,634
09/30/2000	6,069,929	5,642,645	5,578,139
10/31/2000	5,970,828	5,672,213	5,476,057
11/30/2000	6,032,766	5,701,197	5,520,962
12/31/2000	6,281,231	5,731,185	5,763,332
01/31/2001	6,430,168	5,760,759	5,935,081
02/28/2001	6,443,119	5,785,645	5,959,414
03/31/2001	6,482,300	5,811,160	6,005,901
04/30/2001	6,443,053	5,833,475	5,945,959
05/31/2001	6,560,794	5,854,825	6,094,608
06/30/2001	6,751,888	5,873,620	6,224,426
07/31/2001	6,838,451	5,892,063	6,166,593
08/31/2001	6,911,696	5,909,975	6,360,386
09/30/2001	6,782,173	5,926,936	6,230,639
10/31/2001	7,089,213	5,942,464	6,324,623
11/30/2001	7,328,022	5,955,122	6,383,446
12/31/2001	7,390,112	5,965,543	6,433,027
01/31/2002	7,522,327	5,974,850	6,514,726
02/28/2002	7,675,418	5,982,856	6,652,840
03/31/2002	7,632,274	5,991,651	6,637,540
04/30/2002	7,716,609	6,000,279	6,708,559
05/31/2002	7,716,609	6,009,219	6,735,394
06/30/2002	7,410,562	6,017,631	6,572,549
07/31/2002	7,160,688	6,026,417	6,405,133
08/31/2002	7,553,347	6,035,155	6,745,163
09/30/2002	7,343,183	6,043,484	6,650,159
10/31/2002	7,787,122	6,051,884	7,014,582
11/30/2002	7,983,619	6,059,631	7,168,887
12/31/2002	8,321,912	6,066,902	7,405,462
01/31/2003	8,512,606	6,073,515	7,500,253
02/28/2003	8,817,717	6,079,102	7,686,874
03/31/2003	9,118,878	6,085,242	7,818,765
04/30/2003	9,613,042	6,091,023	8,113,219
05/31/2003	9,906,452	6,096,932	8,397,077
06/30/2003	9,912,372	6,102,480	8,375,918
07/31/2003	9,596,943	6,107,789	8,085,946
08/31/2003	9,833,515	6,112,798	8,216,868
09/30/2003	10,119,009	6,117,444	8,487,326
10/31/2003	10,183,307	6,122,399	8,483,720
11/30/2003	10,311,905	6,127,174	8,564,315
12/31/2003	10,554,353	6,132,076	8,744,808
01/31/2004	10,639,699	6,136,920	8,794,697
02/29/2004	10,658,664	6,141,400	8,850,586
03/31/2004	10,877,377	6,146,252	9,035,456
04/30/2004	10,239,771	6,150,985	8,601,714
05/31/2004	10,154,122	6,155,967	8,490,281
06/30/2004	10,365,217	6,161,015	8,619,039
07/31/2004	10,596,626	6,166,868	8,808,142
08/31/2004	11,069,087	6,173,528	9,128,973
09/30/2004	11,204,745	6,180,875	9,232,801
10/31/2004	11,391,491	6,189,157	9,373,402
11/30/2004	11,499,607	6,197,946	9,407,245
12/31/2004	11,824,646	6,208,172	9,630,242
01/31/2005	11,929,568	6,219,285	9,692,656
02/28/2005	11,992,521	6,230,231	9,752,320
03/31/2005	11,693,465	6,243,314	9,507,333
04/30/2005	11,971,881	6,256,925	9,684,364
05/31/2005	12,368,088	6,271,754	9,956,738
06/30/2005	12,562,494	6,286,492	10,092,867
07/31/2005	12,540,797	6,302,397	10,059,447
08/31/2005	12,801,160	6,319,224	10,243,218
09/30/2005	13,002,234	6,336,476	10,348,041
10/31/2005	12,759,408	6,355,105	10,208,529
11/30/2005	12,958,084	6,374,043	10,368,365
12/31/2005	13,221,696	6,394,440	10,562,556
01/31/2006	13,385,070	6,415,862	10,674,089
02/28/2006	13,676,811	6,436,200	10,892,042
03/31/2006	13,382,280	6,460,014	10,681,371

COUNTRY ALLOCATION‡

Brazil	19.1%
Short-Term Instruments	19.1%
Russia	12.9%
Mexico	12.0%
Venezuela	8.1%
United States	4.8%
Peru	4.2%
Panama	3.2%
Ecuador	2.9%
Ukraine	2.7%
Other	11.0%

‡	% of Total Investments as of March 31, 2006

AVERAGE ANNUAL TOTAL RETURN    For the period ended March 31, 2006

	1 Year	5 Years	Inception (04/03/98)*
Emerging Markets Portfolio	14.44%	15.60%	13.04%
Citigroup 3-Month Treasury Bill Index	3.47%	2.14%	3.31%
Emerging Markets Sector Fund Index**	12.35%	12.20%	10.02%

All Portfolio returns are net of fees and expenses.

*	The Portfolio began operations on 04/03/98. Index comparisons began on 03/31/98.
**	Emerging Markets Sector Fund Index consists of custom weights of selected countries within the Emerging Markets Bond Index from JP Morgan. It is not possible to invest directly in such an unmanaged index.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

EXPENSE EXAMPLE     Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,029.20	$1,024.33
Expenses Paid During Period†	$0.61	$0.61

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Emerging Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income instruments of issuers that economically are tied to countries with emerging securities markets, which may be represented by options, futures contracts, swap agreements, or mortgage- or asset-backed securities.

Important contributors to relative performance were:

•	An overweight to Brazil; Brazilian bonds outperformed the market on continued improvement in fundamentals, a rating upgrade by S&P, and external debt buybacks.

•	An overweight to Ecuador, where debt buybacks, a high spread cushion and supportive crude oil prices helped offset political uncertainty.

•	Tactically de-emphasizing countries such as China, Malaysia and Mexico aided relative performance, as those higher-rated countries tended to be more sensitive to rising global interest rates.

•	Despite U.S. dollar strength over the past twelve months against the euro and the yen, modest emerging market currency exposure was positive, as attractive carry plus currency appreciation added to returns.

The following strategies detracted from relative returns:

•	An underweight position in the Philippines; the country outperformed the benchmark especially in the fourth quarter of 2005, as seasonal remittances drove local demand. The narrowed budget shortfall underpinned by tax collection efforts in 2006 further improved investors’ view of the fiscal outlook.

•	An overweight to Ukraine; the bonds lagged the overall market due to continued political uncertainty.

•	Moderately above-index duration in the first quarter of 2006, as U.S. Treasury rates rose.

6  Annual Report  |  03.31.06

High Yield Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date.

	High Yield Portfolio	Citigroup 3-Month Treasury Bill Index	Merrill Lynch U.S. High Yield, BB-B Rated, Index
12/31/2000	5,000,000	5,000,000	5,000,000
01/31/2001	5,252,838	5,025,801	5,312,451
02/28/2001	5,237,358	5,047,512	5,378,059
03/31/2001	5,010,239	5,069,771	5,280,394
04/30/2001	4,889,700	5,089,240	5,227,063
05/31/2001	4,894,941	5,107,866	5,306,721
06/30/2001	4,750,311	5,124,263	5,183,552
07/31/2001	4,820,089	5,140,352	5,260,634
08/31/2001	4,846,927	5,155,979	5,306,558
09/30/2001	4,594,269	5,170,776	4,985,935
10/31/2001	4,687,470	5,184,324	5,148,078
11/30/2001	4,764,224	5,195,367	5,316,988
12/31/2001	4,752,885	5,204,458	5,269,984
01/31/2002	4,776,041	5,212,578	5,295,806
02/28/2002	4,747,096	5,219,562	5,246,927
03/31/2002	4,802,011	5,227,236	5,360,050
04/30/2002	4,843,104	5,234,762	5,430,536
05/31/2002	4,813,752	5,242,562	5,420,162
06/30/2002	4,529,565	5,249,900	5,026,333
07/31/2002	4,206,025	5,257,566	4,830,760
08/31/2002	4,397,752	5,265,189	4,983,265
09/30/2002	4,262,343	5,272,456	4,907,571
10/31/2002	4,324,206	5,279,784	4,862,815
11/30/2002	4,577,843	5,286,542	5,145,585
12/31/2002	4,654,347	5,292,886	5,201,776
01/31/2003	4,768,177	5,298,655	5,318,400
02/28/2003	4,844,063	5,303,530	5,379,934
03/31/2003	4,975,225	5,308,886	5,501,842
04/30/2003	5,265,232	5,313,930	5,767,086
05/31/2003	5,303,899	5,319,084	5,805,611
06/30/2003	5,440,473	5,323,925	5,954,989
07/31/2003	5,341,194	5,328,557	5,856,137
08/31/2003	5,433,855	5,332,926	5,923,307
09/30/2003	5,571,264	5,336,979	6,070,322
10/31/2003	5,700,512	5,341,302	6,181,228
11/30/2003	5,761,735	5,345,469	6,260,162
12/31/2003	5,921,211	5,349,745	6,395,506
01/31/2004	5,977,138	5,353,971	6,478,072
02/29/2004	5,949,174	5,357,880	6,492,131
03/31/2004	5,957,818	5,362,112	6,549,649
04/30/2004	5,936,464	5,366,241	6,494,305
05/31/2004	5,872,401	5,370,588	6,390,203
06/30/2004	5,933,628	5,374,992	6,471,229
07/31/2004	6,013,518	5,380,098	6,573,151
08/31/2004	6,122,458	5,385,909	6,695,280
09/30/2004	6,213,833	5,392,318	6,785,667
10/31/2004	6,348,105	5,399,543	6,905,297
11/30/2004	6,415,241	5,407,211	6,947,491
12/31/2004	6,510,015	5,416,133	7,030,652
01/31/2005	6,517,611	5,425,828	7,035,572
02/28/2005	6,616,363	5,435,377	7,131,748
03/31/2005	6,448,524	5,446,791	6,939,906
04/30/2005	6,370,360	5,458,665	6,900,902
05/31/2005	6,526,688	5,471,602	7,026,913
06/30/2005	6,642,104	5,484,461	7,151,711
07/31/2005	6,737,445	5,498,336	7,248,473
08/31/2005	6,761,280	5,513,017	7,272,683
09/30/2005	6,715,171	5,528,067	7,207,665
10/31/2005	6,674,522	5,544,320	7,166,221
11/30/2005	6,715,171	5,560,842	7,201,837
12/31/2005	6,792,940	5,578,637	7,266,366
01/31/2006	6,900,371	5,597,325	7,381,392
02/28/2006	6,949,954	5,615,069	7,415,421
03/31/2006	7,000,928	5,635,844	7,455,317

SECTOR BREAKDOWN‡

Industrials	54.8%
Banking & Finance	21.2%
Utilities	15.0%
Bank Loan Obligations	2.7%
Short-Term Instruments	2.6%
Other	3.7%

‡	% of Total Investments as of March 31, 2006

AVERAGE ANNUAL TOTAL RETURN    For the period ended March 31, 2006

	1 Year	5 Years	Inception (12/08/00)*
High Yield Portfolio	8.57%	6.92%	6.92%
Citigroup 3-Month Treasury Bill Index	3.47%	2.14%	2.37%
Merrill Lynch US High Yield, BB-B Rated, Index	7.43%	7.14%	8.32%

All Portfolio returns are net of fees and expenses.

*	The Portfolio began operations on 12/08/00. Index comparisons began on 11/30/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

EXPENSE EXAMPLE    Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,042.60	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	An underweight to building products contributed to relative performance, as these bonds significantly underperformed amid a slowdown in construction activity.

•	As consumer cyclicals underperformed over the twelve-month period, weighed down heavily by auto-related bonds, an underweight to the overall sector was a boost to returns.

•	Security selection in the telecom sector was a significant contribution to relative performance, as middle-to-lower-quality wireline companies notably outperformed the overall sector.

•	As the metals and mining sector outperformed, led by middle-tier steel producers, an underweight to the industry category detracted from returns.

•	An underweight to the finance sector, which outperformed the high-yield market over the period, detracted from relative performance.

•	Exposure to BBB-rated issues hurt performance, as this category of bonds underperformed the high-yield market by about 5.50%.

03.31.06  |  Annual Report  7

International Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date.

	International Portfolio	Citigroup 3-Month Treasury Bill Index	JPMorgan Government Bond Indicies Global ex-U.S. Index Hedged in USD
12/31/1989	5,000,000	5,000,000	5,000,000
01/31/1990	4,944,945	5,032,999	4,894,002
02/28/1990	4,859,860	5,063,247	4,822,549
03/31/1990	4,924,925	5,097,222	4,826,888
04/30/1990	4,894,711	5,130,507	4,824,957
05/31/1990	4,980,318	5,165,137	4,945,583
06/30/1990	5,060,889	5,198,815	4,971,299
07/31/1990	5,189,338	5,233,230	4,995,162
08/31/1990	5,101,993	5,267,300	4,923,731
09/30/1990	5,096,855	5,299,640	4,900,097
10/31/1990	5,191,047	5,332,656	5,035,831
11/30/1990	5,295,705	5,364,279	5,113,886
12/31/1990	5,353,791	5,396,144	5,164,511
01/31/1991	5,461,621	5,426,794	5,262,640
02/28/1991	5,537,103	5,453,222	5,343,157
03/31/1991	5,493,971	5,481,524	5,351,704
04/30/1991	5,571,350	5,508,000	5,390,773
05/31/1991	5,598,986	5,534,659	5,432,283
06/30/1991	5,576,878	5,560,230	5,392,084
07/31/1991	5,627,372	5,586,751	5,422,820
08/31/1991	5,756,415	5,613,065	5,504,703
09/30/1991	5,868,626	5,637,986	5,585,071
10/31/1991	5,919,955	5,662,738	5,629,192
11/30/1991	5,937,064	5,685,275	5,634,259
12/31/1991	6,117,563	5,706,595	5,727,223
01/31/1992	6,123,555	5,726,339	5,781,061
02/29/1992	6,153,514	5,744,206	5,800,139
03/31/1992	6,096,592	5,763,736	5,758,379
04/30/1992	6,127,014	5,782,411	5,783,140
05/31/1992	6,212,196	5,801,435	5,836,343
06/30/1992	6,193,943	5,819,129	5,828,173
07/31/1992	6,193,943	5,836,587	5,809,522
08/31/1992	6,193,943	5,853,221	5,810,685
09/30/1992	6,298,508	5,867,912	5,890,873
10/31/1992	6,465,397	5,882,758	6,010,455
11/30/1992	6,465,397	5,897,406	6,001,441
12/31/1992	6,545,751	5,913,212	6,069,258
01/31/1993	6,570,432	5,929,000	6,124,490
02/28/1993	6,704,914	5,942,754	6,235,345
03/31/1993	6,743,338	5,957,731	6,239,086
04/30/1993	6,717,722	5,972,208	6,239,709
05/31/1993	6,763,200	5,987,437	6,274,653
06/30/1993	6,912,627	6,002,405	6,402,655
07/31/1993	6,997,086	6,018,132	6,474,365
08/31/1993	7,128,240	6,033,839	6,609,031
09/30/1993	7,141,356	6,048,864	6,637,449
10/31/1993	7,252,837	6,064,469	6,725,728
11/30/1993	7,292,542	6,079,812	6,772,807
12/31/1993	7,480,184	6,095,863	6,913,004
01/31/1994	7,466,522	6,111,835	6,878,440
02/28/1994	7,271,176	6,126,626	6,723,674
03/31/1994	7,184,356	6,143,903	6,662,489
04/30/1994	7,133,711	6,162,212	6,615,184
05/31/1994	6,943,674	6,182,670	6,541,754
06/30/1994	6,768,255	6,203,629	6,475,028
07/31/1994	6,804,801	6,226,087	6,517,762
08/31/1994	6,723,527	6,249,248	6,455,193
09/30/1994	6,686,585	6,272,682	6,461,002
10/31/1994	6,716,139	6,298,337	6,486,200
11/30/1994	6,775,247	6,325,041	6,577,654
12/31/1994	6,768,742	6,354,390	6,562,527
01/31/1995	6,845,010	6,383,875	6,634,060
02/28/1995	6,940,344	6,411,964	6,719,640
03/31/1995	7,092,879	6,443,574	6,856,718
04/30/1995	7,226,348	6,474,568	6,965,740
05/31/1995	7,283,548	6,506,552	7,194,219
06/30/1995	7,216,814	6,537,394	7,170,476
07/31/1995	7,359,816	6,568,905	7,260,826
08/31/1995	7,512,351	6,600,040	7,323,992
09/30/1995	7,579,085	6,629,675	7,439,711
10/31/1995	7,741,153	6,660,104	7,523,038
11/30/1995	8,028,929	6,689,542	7,687,792
12/31/1995	8,172,816	6,720,181	7,759,288
01/31/1996	8,323,303	6,750,354	7,853,176
02/29/1996	8,071,081	6,777,963	7,760,509
03/31/1996	8,162,452	6,806,702	7,824,921
04/30/1996	8,314,737	6,834,746	7,918,820
05/31/1996	8,294,432	6,864,067	7,972,668
06/30/1996	8,406,606	6,892,827	8,038,841
07/31/1996	8,518,966	6,922,743	8,099,132
08/31/1996	8,682,399	6,953,132	8,206,850
09/30/1996	8,938,478	6,982,893	8,381,658
10/31/1996	9,277,524	7,013,478	8,519,953
11/30/1996	9,585,748	7,042,935	8,690,353
12/31/1996	9,541,698	7,073,148	8,702,521
01/31/1997	9,589,950	7,103,775	8,811,304
02/28/1997	9,650,264	7,131,551	8,867,695
03/31/1997	9,456,645	7,162,645	8,820,698
04/30/1997	9,529,482	7,193,156	8,915,963
05/31/1997	9,711,574	7,224,950	8,962,325
06/30/1997	9,917,871	7,255,296	9,114,683
07/31/1997	10,149,939	7,286,566	9,259,609
08/31/1997	10,027,798	7,317,972	9,270,720
09/30/1997	10,224,042	7,348,998	9,434,811
10/31/1997	10,088,868	7,381,040	9,495,192
11/30/1997	10,150,311	7,412,114	9,563,560
12/31/1997	10,134,127	7,444,283	9,687,886
01/31/1998	10,367,431	7,477,113	9,816,715
02/28/1998	10,323,686	7,506,872	9,904,106
03/31/1998	10,542,817	7,540,202	9,992,250
04/30/1998	10,601,551	7,572,172	10,043,212
05/31/1998	10,807,121	7,604,885	10,180,804
06/30/1998	10,940,178	7,636,140	10,224,581
07/31/1998	10,940,178	7,668,442	10,319,668
08/31/1998	10,688,849	7,701,109	10,522,966
09/30/1998	10,956,920	7,732,606	10,772,362
10/31/1998	10,778,275	7,763,692	10,756,203
11/30/1998	10,867,598	7,792,262	10,872,370
12/31/1998	11,270,457	7,821,093	10,859,322
01/31/1999	11,396,384	7,850,266	10,993,977
02/28/1999	11,097,307	7,877,036	10,920,319
03/31/1999	11,144,530	7,907,125	11,050,270
04/30/1999	11,160,271	7,936,383	11,190,608
05/31/1999	10,939,899	7,966,858	11,144,727
06/30/1999	10,924,617	7,996,414	10,971,984
07/31/1999	10,908,762	8,027,681	10,943,457
08/31/1999	10,861,194	8,059,471	10,963,155
09/30/1999	10,988,621	8,091,064	11,004,817
10/31/1999	10,972,649	8,124,075	11,031,228
11/30/1999	10,924,733	8,156,897	11,095,206
12/31/1999	11,003,998	8,191,726	11,128,492
01/31/2000	10,938,693	8,227,689	11,129,607
02/29/2000	10,922,366	8,262,738	11,211,964
03/31/2000	11,069,547	8,301,490	11,375,657
04/30/2000	11,020,203	8,340,425	11,437,085
05/31/2000	11,135,340	8,381,210	11,528,579
06/30/2000	11,250,597	8,420,517	11,583,916
07/31/2000	11,300,305	8,461,272	11,667,320
08/31/2000	11,300,305	8,503,155	11,669,652
09/30/2000	11,383,888	8,545,416	11,770,012
10/31/2000	11,400,579	8,590,195	11,865,348
11/30/2000	11,617,574	8,634,090	12,075,364
12/31/2000	11,843,083	8,679,505	12,209,400
01/31/2001	12,033,264	8,724,293	12,354,192
02/28/2001	12,119,709	8,761,981	12,460,339
03/31/2001	12,274,582	8,800,621	12,554,379
04/30/2001	11,752,260	8,834,416	12,469,309
05/31/2001	11,543,331	8,866,749	12,534,149
06/30/2001	11,583,758	8,895,212	12,603,088
07/31/2001	12,164,706	8,923,143	12,717,775
08/31/2001	12,534,401	8,950,270	12,824,606
09/30/2001	12,919,899	8,975,956	12,877,187
10/31/2001	13,760,945	8,999,473	13,112,839
11/30/2001	13,349,370	9,018,642	13,056,452
12/31/2001	13,094,399	9,034,424	12,948,085
01/31/2002	13,554,202	9,048,518	12,962,329
02/28/2002	13,954,031	9,060,643	12,973,994
03/31/2002	13,075,219	9,073,963	12,907,829
04/30/2002	13,315,867	9,087,029	13,012,382
05/31/2002	13,315,867	9,100,568	13,029,153
06/30/2002	13,583,820	9,113,307	13,197,377
07/31/2002	13,624,673	9,126,614	13,325,390
08/31/2002	13,461,259	9,139,847	13,485,295
09/30/2002	13,901,122	9,152,461	13,639,028
10/31/2002	13,552,569	9,165,182	13,633,339
11/30/2002	13,983,135	9,176,914	13,658,436
12/31/2002	14,613,804	9,187,926	13,855,117
01/31/2003	15,278,068	9,197,940	13,963,687
02/28/2003	15,749,481	9,206,402	14,059,578
03/31/2003	15,470,918	9,215,701	14,042,205
04/30/2003	15,535,202	9,224,456	14,073,611
05/31/2003	16,092,326	9,233,403	14,296,990
06/30/2003	16,199,466	9,241,806	14,222,923
07/31/2003	15,106,645	9,249,847	14,065,017
08/31/2003	15,706,625	9,257,432	13,963,625
09/30/2003	16,263,749	9,264,468	14,117,015
10/31/2003	15,535,202	9,271,972	13,985,203
11/30/2003	15,278,068	9,279,204	13,997,939
12/31/2003	16,081,099	9,286,627	14,129,010
01/31/2004	16,168,655	9,293,964	14,192,381
02/29/2004	16,606,435	9,300,748	14,327,842
03/31/2004	17,248,511	9,308,096	14,366,359
04/30/2004	16,752,361	9,315,263	14,253,898
05/31/2004	16,577,249	9,322,809	14,229,724
06/30/2004	16,534,769	9,330,453	14,212,042
07/31/2004	16,653,086	9,339,317	14,269,107
08/31/2004	17,067,195	9,349,404	14,470,907
09/30/2004	17,111,216	9,360,530	14,553,568
10/31/2004	17,504,230	9,373,073	14,645,998
11/30/2004	18,048,403	9,386,382	14,773,050
12/31/2004	18,280,482	9,401,870	14,864,676
01/31/2005	18,567,110	9,418,699	15,009,719
02/28/2005	18,376,025	9,435,276	14,937,692
03/31/2005	18,696,150	9,455,090	15,051,514
04/30/2005	18,791,864	9,475,702	15,241,690
05/31/2005	18,919,483	9,498,160	15,368,371
06/30/2005	19,092,123	9,520,480	15,534,312
07/31/2005	19,027,073	9,544,567	15,465,253
08/31/2005	19,319,797	9,570,051	15,590,821
09/30/2005	19,029,572	9,596,178	15,574,004
10/31/2005	18,761,077	9,624,390	15,494,063
11/30/2005	18,626,830	9,653,071	15,580,249
12/31/2005	18,738,228	9,683,961	15,696,605
01/31/2006	18,964,444	9,716,402	15,667,238
02/28/2006	18,964,444	9,747,203	15,703,344
03/31/2006	19,277,467	9,783,268	15,565,720

COUNTRY ALLOCATION‡

Belgium Treasury Bills	22.2%
Germany Treasury Bills	16.0%
Italy	15.7%
United States	9.9%
France	7.6%
France Treasury Bills	6.6%
Netherlands	6.2%
Commercial Paper	5.1%
Portugal Treasury Bill	3.0%
Other	7.7%

‡	% of Total Investments as of March 31, 2006

AVERAGE ANNUAL TOTAL RETURN    For the period ended March 31, 2006

	1 Year	5 Years	10 Years	Inception (12/13/89)*
International Portfolio	3.11%	9.45%	8.97%	8.65%
Citigroup 3-Month Treasury Bill Index	3.47%	2.14%	3.69%	4.24%
JPMorgan Government Bond Indicies Global ex-US Index Hedged in USD	3.42%	4.39%	7.12%	7.22%

All Portfolio returns are net of fees and expenses.

*	The Portfolio began operations on 12/13/89. Index comparisons began on 11/30/89.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

EXPENSE EXAMPLE    Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,013.00	$1,024.33
Expenses Paid During Period†	$0.60	$0.61

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The International Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a portfolio of fixed-income instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, or mortgage- or asset-backed securities.

•	U.S. duration and curve strategies were overall negative for performance; the Portfolio maintained a focus on short-to-intermediate maturities as the yield curve flattened amid continued tightening by the Federal Reserve.

•	Euroland duration overweight relative to the benchmark during the beginning of the period was a strong positive as yields fell amid continued growth concerns in the region. An underweight to Euroland bonds during the latter half of the period also added to performance as yields rose in response to a rate hike by the European Central Bank.

•	An overweight to U.K. Gilts was positive for performance as these issues outperformed amid a rate cut from the Bank of England in response to a slowdown in U.K. growth. This impact was mitigated by a focus on the short-to-intermediate portion of the U.K. yield curve as longer-dated Gilts outperformed in response to strong pension fund related demand.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was a strong positive for performance; JGB yields rose over the period as investors anticipated a normalization of the Bank of Japan’s monetary policy framework.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, buoyed by interest rate differentials between the two regions.

8  Annual Report  |  03.31.06

Investment Grade Corporate Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date.

	Investment Grade Corporate Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)
01/31/2000	5,000,000	5,000,000	5,000,000
02/29/2000	5,060,120	5,021,300	5,047,502
03/31/2000	5,115,509	5,044,849	5,085,355
04/30/2000	5,080,160	5,068,510	5,032,471
05/31/2000	5,090,260	5,093,295	5,010,829
06/30/2000	5,186,549	5,117,182	5,143,615
07/31/2000	5,227,630	5,141,949	5,207,398
08/31/2000	5,294,388	5,167,402	5,273,011
09/30/2000	5,341,134	5,193,084	5,296,213
10/31/2000	5,351,556	5,220,296	5,291,975
11/30/2000	5,424,508	5,246,972	5,355,477
12/31/2000	5,504,589	5,274,571	5,451,339
01/31/2001	5,606,525	5,301,788	5,612,158
02/28/2001	5,665,541	5,324,691	5,656,490
03/31/2001	5,708,401	5,348,173	5,691,564
04/30/2001	5,703,006	5,368,711	5,672,209
05/31/2001	5,751,565	5,388,360	5,730,068
06/30/2001	5,773,561	5,405,657	5,760,437
07/31/2001	5,932,115	5,422,630	5,916,546
08/31/2001	6,019,593	5,439,115	5,997,011
09/30/2001	6,093,290	5,454,725	5,964,625
10/31/2001	6,181,759	5,469,016	6,116,722
11/30/2001	6,093,290	5,480,666	6,067,790
12/31/2001	6,082,761	5,490,256	6,024,100
01/31/2002	6,116,648	5,498,822	6,076,512
02/28/2002	6,122,296	5,506,190	6,114,184
03/31/2002	6,036,071	5,514,285	6,002,909
04/30/2002	6,121,730	5,522,225	6,073,142
05/31/2002	6,110,309	5,530,452	6,156,345
06/30/2002	5,949,690	5,538,194	6,144,031
07/31/2002	5,700,579	5,546,281	6,104,093
08/31/2002	6,036,589	5,554,323	6,273,789
09/30/2002	5,979,543	5,561,988	6,382,325
10/31/2002	5,950,029	5,569,719	6,289,141
11/30/2002	6,215,655	5,576,848	6,412,674
12/31/2002	6,432,682	5,583,540	6,612,278
01/31/2003	6,594,746	5,589,626	6,640,275
02/28/2003	6,750,576	5,594,768	6,781,307
03/31/2003	6,872,717	5,600,419	6,787,526
04/30/2003	7,188,559	5,605,739	6,940,977
05/31/2003	7,428,598	5,611,177	7,177,540
06/30/2003	7,507,477	5,616,283	7,158,266
07/31/2003	7,056,384	5,621,170	6,845,802
08/31/2003	7,243,266	5,625,779	6,906,264
09/30/2003	7,509,211	5,630,055	7,161,606
10/31/2003	7,489,467	5,634,615	7,085,547
11/30/2003	7,568,443	5,639,010	7,123,116
12/31/2003	7,791,351	5,643,521	7,207,029
01/31/2004	7,840,708	5,647,980	7,284,129
02/29/2004	7,868,912	5,652,103	7,377,537
03/31/2004	7,919,404	5,656,568	7,450,506
04/30/2004	7,719,815	5,660,924	7,209,412
05/31/2004	7,684,174	5,665,509	7,156,126
06/30/2004	7,743,004	5,670,155	7,187,727
07/31/2004	7,858,571	5,675,541	7,281,329
08/31/2004	8,053,591	5,681,671	7,460,647
09/30/2004	8,147,322	5,688,432	7,507,924
10/31/2004	8,264,445	5,696,055	7,584,368
11/30/2004	8,271,765	5,704,143	7,509,168
12/31/2004	8,418,316	5,713,555	7,615,652
01/31/2005	8,443,673	5,723,782	7,680,876
02/28/2005	8,469,029	5,733,856	7,636,819
03/31/2005	8,317,648	5,745,897	7,527,414
04/30/2005	8,343,267	5,758,423	7,625,518
05/31/2005	8,462,823	5,772,071	7,738,404
06/30/2005	8,591,436	5,785,635	7,803,536
07/31/2005	8,626,009	5,800,273	7,728,768
08/31/2005	8,703,799	5,815,759	7,851,045
09/30/2005	8,675,847	5,831,636	7,721,838
10/31/2005	8,649,476	5,848,781	7,628,209
11/30/2005	8,684,637	5,866,211	7,676,757
12/31/2005	8,779,632	5,884,983	7,756,640
01/31/2006	8,905,958	5,904,697	7,739,703
02/28/2006	8,942,051	5,923,415	7,780,226
03/31/2006	8,887,780	5,945,332	7,655,966

SECTOR BREAKDOWN‡

Industrials	39.5%
Banking & Finance	26.1%
Short-Term Instruments	18.9%
Utilities	14.4%
Other	1.1%

‡	% of Total Investments as of March 31, 2006

AVERAGE ANNUAL TOTAL RETURN    For the period ended March 31, 2006

	1 Year	5 Years	Inception (01/26/00)*
Investment Grade Corporate Portfolio	6.85%	9.26%	9.72%
Citigroup 3-Month Treasury Bill Index	3.47%	2.14%	2.85%
Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)	1.71%	6.11%	7.16%

All Portfolio returns are net of fees and expenses.

*	The Portfolio began operations on 01/26/00. Index comparisons began on 01/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

EXPENSE EXAMPLE    Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,024.40	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Investment Grade Corporate Portfolio seeks to achieve its investment objectives by allocating, under normal circumstances, at least 80% of its assets in a portfolio of investment grade corporate fixed-income investments of varying maturities, which may be represented by options, futures contracts, or swap agreements.

•	Below-index duration was positive for the Portfolio, given rising interest rates.

•	An emphasis on BBB-rated issues was detrimental, as higher-quality securities outperformed. However, a small allocation to below-investment-grade names added to returns, as high-yield bonds outperformed high-grade credits.

•	An above-index allocation to natural gas boosted performance, as pipelines and distributors continued to profit from strong energy demand.

•	Underweight exposure to consumer non-cyclicals was also beneficial. Supermarkets, in particular, lagged after matching the price cuts of discount and club stores without the ability to lower their cost structures to the same degree.

•	An overweight of the transportation sector contributed to performance. Exposure to airline equipment trust certificates was particularly profitable, as the issuers of these securities benefited from the likelihood of resilient revenues and increased capacity, as we approach the peak summer months for air travel.

•	Underweight exposure to real estate investment trusts hurt performance. This sector fared better than other financials in the current interest rate environment due to its ability to lock in rents in advance.

•	An overweight position in emerging market sovereigns was helpful, given strong credit fundamentals and a widening base of investors.

03.31.06  |  Annual Report  9

Mortgage Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date.

	Mortgage Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Mortgage Index
01/31/2000	5,000,000	5,000,000	5,000,000
02/29/2000	5,085,000	5,021,300	5,057,992
03/31/2000	5,160,295	5,044,849	5,113,319
04/30/2000	5,155,266	5,068,510	5,116,834
05/31/2000	5,150,236	5,093,295	5,119,160
06/30/2000	5,251,091	5,117,182	5,228,612
07/31/2000	5,286,605	5,141,949	5,262,172
08/31/2000	5,357,635	5,167,402	5,341,959
09/30/2000	5,403,807	5,193,084	5,397,315
10/31/2000	5,439,832	5,220,296	5,436,104
11/30/2000	5,537,616	5,246,972	5,517,836
12/31/2000	5,658,808	5,274,571	5,606,715
01/31/2001	5,723,113	5,301,788	5,693,999
02/28/2001	5,771,341	5,324,691	5,726,594
03/31/2001	5,808,778	5,348,173	5,759,835
04/30/2001	5,803,394	5,368,711	5,767,801
05/31/2001	5,857,229	5,388,360	5,806,081
06/30/2001	5,880,595	5,405,657	5,818,499
07/31/2001	6,016,973	5,422,630	5,921,792
08/31/2001	6,082,434	5,439,115	5,974,028
09/30/2001	6,174,761	5,454,725	6,063,523
10/31/2001	6,263,130	5,469,016	6,147,334
11/30/2001	6,213,422	5,480,666	6,090,543
12/31/2001	6,218,386	5,490,256	6,067,605
01/31/2002	6,270,495	5,498,822	6,123,797
02/28/2002	6,339,974	5,506,190	6,193,491
03/31/2002	6,254,812	5,514,285	6,127,890
04/30/2002	6,389,136	5,522,225	6,243,896
05/31/2002	6,441,697	5,530,452	6,289,227
06/30/2002	6,518,560	5,538,194	6,341,427
07/31/2002	6,613,032	5,546,281	6,413,719
08/31/2002	6,683,886	5,554,323	6,464,387
09/30/2002	6,748,696	5,561,988	6,510,285
10/31/2002	6,736,783	5,569,719	6,535,192
11/30/2002	6,724,870	5,576,848	6,530,556
12/31/2002	6,780,479	5,583,540	6,598,758
01/31/2003	6,793,012	5,589,626	6,614,857
02/28/2003	6,849,412	5,594,768	6,659,205
03/31/2003	6,861,208	5,600,419	6,659,768
04/30/2003	6,899,011	5,605,739	6,687,574
05/31/2003	6,924,213	5,611,177	6,693,111
06/30/2003	6,927,303	5,616,283	6,704,053
07/31/2003	6,787,357	5,621,170	6,578,467
08/31/2003	6,863,691	5,625,779	6,625,270
09/30/2003	6,966,639	5,630,055	6,738,151
10/31/2003	6,960,224	5,634,615	6,714,803
11/30/2003	6,985,884	5,639,010	6,728,817
12/31/2003	7,055,247	5,643,521	6,801,132
01/31/2004	7,095,333	5,647,980	6,843,724
02/29/2004	7,155,463	5,652,103	6,901,407
03/31/2004	7,199,158	5,656,568	6,931,635
04/30/2004	7,097,952	5,660,924	6,808,230
05/31/2004	7,091,205	5,665,509	6,793,332
06/30/2004	7,152,635	5,670,155	6,853,442
07/31/2004	7,220,820	5,675,541	6,914,857
08/31/2004	7,329,917	5,681,671	7,021,499
09/30/2004	7,351,298	5,688,432	7,032,150
10/31/2004	7,406,623	5,696,055	7,088,840
11/30/2004	7,385,876	5,704,143	7,071,139
12/31/2004	7,445,932	5,713,555	7,120,944
01/31/2005	7,481,355	5,723,782	7,158,844
02/28/2005	7,453,017	5,733,856	7,125,694
03/31/2005	7,446,343	5,745,897	7,112,451
04/30/2005	7,539,512	5,758,423	7,191,166
05/31/2005	7,596,847	5,772,071	7,247,812
06/30/2005	7,630,948	5,785,635	7,274,118
07/31/2005	7,602,043	5,800,273	7,237,655
08/31/2005	7,681,532	5,815,759	7,301,756
09/30/2005	7,636,476	5,831,636	7,263,374
10/31/2005	7,570,708	5,848,781	7,212,748
11/30/2005	7,599,938	5,866,211	7,236,233
12/31/2005	7,681,745	5,884,983	7,306,989
01/31/2006	7,703,947	5,904,697	7,330,553
02/28/2006	7,748,350	5,923,415	7,364,687
03/31/2006	7,681,856	5,945,332	7,302,230

SECTOR BREAKDOWN‡

U.S. Government Agencies	74.5%
Short-Term Instruments	16.5%
Asset-Backed Securities	4.8%
Mortgage-Backed Securities	4.2%

‡	% of Total Investments as of March 31, 2006

AVERAGE ANNUAL TOTAL RETURN    For the period ended March 31, 2006

	1 Year	5 Years	Inception (01/31/00)
Mortgage Portfolio	3.16%	5.75%	7.21%
Citigroup 3-Month Treasury Bill Index	3.47%	2.14%	2.85%
Lehman Brothers Mortgage Index	2.67%	4.86%	6.34%

All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

EXPENSE EXAMPLE    Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,006.00	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Mortgage Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities (“MBS”) of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities.

•	Duration and yield curve positioning were generally negative for performance, as interest rates rose and the yield curve flattened during the period.

•	An overweight to FNMA MBS versus FHLMC MBS was positive for returns, as both 30- and 15-year FNMAs outperformed their FHLMC counterparts.

•	Out-of-index exposure to mortgage-related asset-backed securities (“ABS”) aided returns, as the mortgage ABS sector significantly outperformed Agency MBS. Overseas demand for yield in the form of U.S. mortgage credit was robust during the year.

•	An underweight to 30-year GNMA MBS detracted from returns, as GNMAs outperformed conventionals on historically low issuance.

10  Annual Report  |  03.31.06

Municipal Sector Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date.

	Municipal Sector Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Long Municipal Bond Index
08/31/2000	5,000,000	5,000,000	5,000,000
09/30/2000	4,959,960	5,024,850	4,948,658
10/31/2000	5,015,015	5,051,181	5,020,837
11/30/2000	5,075,075	5,076,992	5,079,702
12/31/2000	5,324,825	5,103,697	5,262,601
01/31/2001	5,365,356	5,130,033	5,286,899
02/28/2001	5,400,821	5,152,194	5,311,515
03/31/2001	5,491,989	5,174,915	5,370,586
04/30/2001	5,400,625	5,194,787	5,281,662
05/31/2001	5,537,671	5,213,800	5,343,327
06/30/2001	5,626,381	5,230,536	5,389,866
07/31/2001	5,708,518	5,246,960	5,507,195
08/31/2001	5,831,724	5,262,911	5,617,734
09/30/2001	5,717,714	5,278,015	5,562,110
10/31/2001	5,681,428	5,291,843	5,652,894
11/30/2001	5,748,817	5,303,115	5,602,972
12/31/2001	5,656,523	5,312,395	5,514,870
01/31/2002	5,764,678	5,320,683	5,622,952
02/28/2002	5,910,688	5,327,812	5,692,909
03/31/2002	5,768,464	5,335,645	5,560,490
04/30/2002	5,850,247	5,343,328	5,659,179
05/31/2002	5,904,769	5,351,289	5,698,366
06/30/2002	5,937,878	5,358,780	5,754,583
07/31/2002	5,993,011	5,366,604	5,844,481
08/31/2002	5,948,904	5,374,386	5,933,253
09/30/2002	6,052,278	5,381,803	6,112,844
10/31/2002	5,894,049	5,389,283	5,971,639
11/30/2002	5,865,794	5,396,182	5,943,983
12/31/2002	6,048,370	5,402,657	6,089,780
01/31/2003	5,995,106	5,408,545	6,057,361
02/28/2003	6,089,797	5,413,521	6,149,937
03/31/2003	6,065,467	5,418,989	6,148,018
04/30/2003	6,107,298	5,424,137	6,190,774
05/31/2003	6,322,428	5,429,398	6,372,665
06/30/2003	6,289,333	5,434,339	6,347,746
07/31/2003	5,963,086	5,439,067	6,041,972
08/31/2003	6,005,377	5,443,528	6,088,593
09/30/2003	6,234,351	5,447,665	6,293,256
10/31/2003	6,209,927	5,452,077	6,279,727
11/30/2003	6,307,625	5,456,330	6,392,546
12/31/2003	6,384,325	5,460,695	6,463,051
01/31/2004	6,439,894	5,465,009	6,520,240
02/29/2004	6,575,731	5,468,998	6,623,525
03/31/2004	6,525,992	5,473,319	6,620,283
04/30/2004	6,282,438	5,477,533	6,411,492
05/31/2004	6,244,968	5,481,970	6,356,052
06/30/2004	6,273,603	5,486,465	6,381,361
07/31/2004	6,374,586	5,491,678	6,484,342
08/31/2004	6,538,684	5,497,609	6,650,993
09/30/2004	6,580,206	5,504,151	6,708,984
10/31/2004	6,650,412	5,511,526	6,794,435
11/30/2004	6,567,442	5,519,353	6,746,253
12/31/2004	6,683,816	5,528,460	6,868,321
01/31/2005	6,742,275	5,538,356	6,996,290
02/28/2005	6,716,293	5,548,103	7,001,866
03/31/2005	6,653,028	5,559,754	6,976,973
04/30/2005	6,803,935	5,571,874	7,107,042
05/31/2005	6,862,985	5,585,080	7,192,976
06/30/2005	6,941,138	5,598,205	7,259,796
07/31/2005	6,914,595	5,612,368	7,254,530
08/31/2005	7,000,861	5,627,353	7,345,426
09/30/2005	6,926,873	5,642,716	7,273,614
10/31/2005	6,846,250	5,659,305	7,215,301
11/30/2005	6,893,280	5,676,170	7,251,892
12/31/2005	6,991,848	5,694,334	7,347,825
01/31/2006	7,039,411	5,713,410	7,359,850
02/28/2006	7,107,359	5,731,521	7,462,915
03/31/2006	7,050,610	5,752,728	7,403,233

REGIONAL BREAKDOWN‡

Texas	14.0%
New York	9.9%
Massachusetts	9.8%
California	9.1%
Wisconsin	6.0%
Short-Term Instruments	5.6%
Illinois	5.5%
Indiana	5.0%
New Jersey	3.9%
Tennessee	3.5%
Washington	2.9%
Louisiana	2.9%
South Carolina	2.6%
Other	19.3%

‡	% of Total Investments as of March 31, 2006

AVERAGE ANNUAL TOTAL RETURN    For the period ended March 31, 2006

	1 Year	5 Years	Inception (08/21/00)*
Municipal Sector Portfolio	5.98%	5.12%	6.34%
Citigroup 3-Month Treasury Bill Index	3.47%	2.14%	2.55%
Lehman Brothers Long Municipal Bond Index	6.11%	6.63%	7.29%

All Portfolio returns are net of fees and expenses.

*	The Portfolio began operations on 08/21/00. Index comparisons began on 08/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

EXPENSE EXAMPLE    Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,017.90	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Municipal Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities, or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements.

•	The Portfolio’s effective duration was managed below that of its benchmark throughout the period, which was positive for performance as municipal yields increased in shorter and intermediate maturities.

•	The Portfolio’s average credit quality was AA+ at the end of the period similar to the benchmark’s average of AA2/AA3.

•	Short and Intermediate AAA muni yields increased: five- and ten-year AAA municipals increased by 0.39% and 0.15%, respectively. Longer AAA muni yields declined: 20 and 30-year yields declined 0.08% and 0.10%, respectively.

•	The yield ratio between ten-year municipals and Treasuries declined to 82.3%; ten-year municipal yields increased less than Treasuries. The ratio between 30-year municipals and Treasuries declined to 91.6% for the period.

•	Yield curve positioning was negative for performance as the yield curve flattened for the period.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for high-yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as spreads to like-duration AAA yields narrowed. Yield premiums tightened over the quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

•	Municipal bond issuance reached record levels for the period at $380B. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

03.31.06  |  Annual Report  11

Real Return Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date.

	Real Return Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers U.S. TIPS Index
04/30/2000	5,000,000	5,000,000	5,000,000
05/31/2000	4,990,000	5,024,450	4,986,999
06/30/2000	5,070,080	5,048,014	5,049,832
07/31/2000	5,110,239	5,072,447	5,092,997
08/31/2000	5,160,437	5,097,555	5,130,685
09/30/2000	5,210,932	5,122,890	5,157,363
10/31/2000	5,277,151	5,149,735	5,219,768
11/30/2000	5,358,651	5,176,049	5,295,456
12/31/2000	5,398,355	5,203,275	5,352,644
01/31/2001	5,524,020	5,230,125	5,464,518
02/28/2001	5,644,449	5,252,718	5,556,865
03/31/2001	5,691,545	5,275,883	5,610,213
04/30/2001	5,733,549	5,296,143	5,641,628
05/31/2001	5,817,557	5,315,526	5,708,202
06/30/2001	5,815,792	5,332,589	5,701,353
07/31/2001	5,911,657	5,349,333	5,796,567
08/31/2001	5,916,983	5,365,596	5,804,680
09/30/2001	5,965,514	5,380,994	5,838,346
10/31/2001	6,100,602	5,395,092	5,976,716
11/30/2001	5,960,110	5,406,585	5,843,641
12/31/2001	5,902,304	5,416,045	5,775,270
01/31/2002	5,937,160	5,424,495	5,809,343
02/28/2002	6,047,538	5,431,763	5,897,647
03/31/2002	5,987,433	5,439,749	5,861,080
04/30/2002	6,179,263	5,447,582	6,021,089
05/31/2002	6,295,524	5,455,698	6,116,822
06/30/2002	6,428,153	5,463,335	6,203,412
07/31/2002	6,556,716	5,471,312	6,305,765
08/31/2002	6,832,209	5,479,246	6,531,512
09/30/2002	6,998,078	5,486,807	6,696,106
10/31/2002	6,782,468	5,494,434	6,517,363
11/30/2002	6,800,949	5,501,467	6,512,752
12/31/2002	7,076,219	5,508,068	6,731,642
01/31/2003	7,126,674	5,514,072	6,782,370
02/28/2003	7,391,559	5,519,145	7,036,415
03/31/2003	7,260,335	5,524,719	6,922,386
04/30/2003	7,241,279	5,529,968	6,904,591
05/31/2003	7,596,991	5,535,332	7,232,151
06/30/2003	7,527,409	5,540,369	7,158,247
07/31/2003	7,154,255	5,545,189	6,827,826
08/31/2003	7,302,230	5,549,737	6,950,253
09/30/2003	7,592,749	5,553,954	7,180,309
10/31/2003	7,618,575	5,558,453	7,219,273
11/30/2003	7,618,575	5,562,789	7,223,586
12/31/2003	7,702,552	5,567,239	7,297,214
01/31/2004	7,797,729	5,571,637	7,380,973
02/29/2004	7,994,882	5,575,704	7,551,315
03/31/2004	8,121,044	5,580,109	7,672,274
04/30/2004	7,733,356	5,584,406	7,300,025
05/31/2004	7,882,990	5,588,929	7,431,530
06/30/2004	7,884,815	5,593,512	7,434,721
07/31/2004	7,967,813	5,598,826	7,504,178
08/31/2004	8,182,224	5,604,873	7,705,389
09/30/2004	8,199,462	5,611,542	7,720,604
10/31/2004	8,305,126	5,619,062	7,797,833
11/30/2004	8,276,949	5,627,041	7,779,193
12/31/2004	8,413,763	5,636,326	7,914,921
01/31/2005	8,399,092	5,646,415	7,915,525
02/28/2005	8,369,750	5,656,352	7,881,715
03/31/2005	8,402,818	5,668,231	7,888,756
04/30/2005	8,557,607	5,680,587	8,039,400
05/31/2005	8,616,574	5,694,050	8,094,684
06/30/2005	8,644,573	5,707,431	8,129,122
07/31/2005	8,486,026	5,721,871	7,958,466
08/31/2005	8,682,322	5,737,149	8,142,122
09/30/2005	8,660,121	5,752,811	8,130,723
10/31/2005	8,560,491	5,769,724	8,026,824
11/30/2005	8,545,164	5,786,918	8,040,746
12/31/2005	8,665,339	5,805,436	8,139,640
01/31/2006	8,689,657	5,824,884	8,138,873
02/28/2006	8,689,657	5,843,349	8,134,968
03/31/2006	8,492,991	5,864,970	7,956,502

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	88.8%
U.S. Government Agencies	4.0%
Short-Term Instruments	3.9%
Other	3.3%

‡	% of Total Investments as of March 31, 2006

AVERAGE ANNUAL TOTAL RETURN    For the period ended March 31, 2006

	1 Year	5 Years	Inception (04/28/00)*
Real Return Portfolio	1.07%	8.33%	9.36%
Citigroup 3-Month Treasury Bill Index	3.47%	2.14%	2.73%
Lehman Brothers U.S. TIPS Index	0.86%	7.24%	8.17%

All Portfolio returns are net of fees and expenses.

*	The Portfolio began operations on 04/28/00. Index comparisons began on 04/30/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

EXPENSE EXAMPLE    Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$980.70	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

•	For the one-year period, ten-year real yields increased by 0.57%, compared to a 0.37% increase for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.59% at March 31, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.74% on March 31, 2005. The twelve-month CPI-U change for the period ended March 31, 2006, was 3.36%.

•	The effective duration of the Portfolio was 7.15 years on March 31, 2006 compared to a duration of 6.90 years for the benchmark.

•	The Portfolio’s above-index duration for the period detracted slightly from performance due to rising real yields for the period.

•	U.S. nominal exposure in November and December of 2005 was a significant positive relative to the index due to falling nominal yields and rising real yields.

12  Annual Report  |  03.31.06

Short-Term Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date.

	Short-Term Portfolio	Citigroup 3-Month Treasury Bill Index	3-Month LIBOR Index
04/30/2000	5,000,000	5,000,000	5,000,000
05/31/2000	5,025,000	5,024,450	5,026,559
06/30/2000	5,065,135	5,048,014	5,055,155
07/31/2000	5,100,450	5,072,447	5,083,718
08/31/2000	5,140,809	5,097,555	5,112,155
09/30/2000	5,186,575	5,122,890	5,140,611
10/31/2000	5,212,251	5,149,735	5,169,139
11/30/2000	5,248,198	5,176,049	5,198,251
12/31/2000	5,285,949	5,203,275	5,227,528
01/31/2001	5,301,760	5,230,125	5,255,576
02/28/2001	5,343,921	5,252,718	5,279,848
03/31/2001	5,380,874	5,275,883	5,302,699
04/30/2001	5,402,038	5,296,143	5,324,364
05/31/2001	5,428,493	5,315,526	5,343,622
06/30/2001	5,436,106	5,332,589	5,361,433
07/31/2001	5,490,631	5,349,333	5,378,007
08/31/2001	5,528,798	5,365,596	5,394,572
09/30/2001	5,560,614	5,380,994	5,410,308
10/31/2001	5,599,345	5,395,092	5,421,989
11/30/2001	5,610,411	5,406,585	5,432,245
12/31/2001	5,631,907	5,416,045	5,441,739
01/31/2002	5,649,343	5,424,495	5,450,396
02/28/2002	5,666,779	5,431,763	5,458,885
03/31/2002	5,677,590	5,439,749	5,467,535
04/30/2002	5,700,955	5,447,582	5,476,866
05/31/2002	5,718,478	5,455,698	5,485,635
06/30/2002	5,731,621	5,463,335	5,494,313
07/31/2002	5,719,887	5,471,312	5,502,807
08/31/2002	5,755,087	5,479,246	5,511,109
09/30/2002	5,782,688	5,486,807	5,519,465
10/31/2002	5,806,266	5,494,434	5,527,732
11/30/2002	5,835,740	5,501,467	5,535,841
12/31/2002	5,855,613	5,508,068	5,542,391
01/31/2003	5,873,521	5,514,072	5,548,857
02/28/2003	5,891,428	5,519,145	5,555,052
03/31/2003	5,901,046	5,524,719	5,561,256
04/30/2003	5,919,055	5,529,968	5,567,235
05/31/2003	5,937,065	5,535,332	5,573,259
06/30/2003	5,946,370	5,540,369	5,579,205
07/31/2003	5,922,271	5,545,189	5,584,320
08/31/2003	5,934,320	5,549,737	5,589,485
09/30/2003	5,965,379	5,553,954	5,594,795
10/31/2003	5,965,379	5,558,453	5,600,110
11/30/2003	5,977,491	5,562,789	5,605,524
12/31/2003	5,989,064	5,567,239	5,610,989
01/31/2004	5,995,163	5,571,637	5,616,425
02/29/2004	6,007,361	5,575,704	5,621,667
03/31/2004	6,016,824	5,580,109	5,626,914
04/30/2004	6,016,824	5,584,406	5,632,119
05/31/2004	6,022,932	5,588,929	5,637,610
06/30/2004	6,028,760	5,593,512	5,643,764
07/31/2004	6,041,026	5,598,826	5,651,178
08/31/2004	6,059,425	5,604,873	5,659,089
09/30/2004	6,063,105	5,611,542	5,667,490
10/31/2004	6,075,441	5,619,062	5,676,817
11/30/2004	6,081,609	5,627,041	5,686,894
12/31/2004	6,092,474	5,636,326	5,698,267
01/31/2005	6,098,691	5,646,415	5,710,424
02/28/2005	6,104,908	5,656,352	5,723,415
03/31/2005	6,113,341	5,668,231	5,737,199
04/30/2005	6,138,370	5,680,587	5,751,984
05/31/2005	6,157,142	5,694,050	5,767,275
06/30/2005	6,170,908	5,707,431	5,783,279
07/31/2005	6,183,540	5,721,871	5,800,099
08/31/2005	6,208,805	5,737,149	5,817,886
09/30/2005	6,222,700	5,752,811	5,836,600
10/31/2005	6,235,465	5,769,724	5,856,154
11/30/2005	6,254,612	5,786,918	5,876,861
12/31/2005	6,281,591	5,805,436	5,898,440
01/31/2006	6,300,999	5,824,884	5,920,692
02/28/2006	6,320,406	5,843,349	5,943,721
03/31/2006	6,340,191	5,864,970	5,967,545

SECTOR BREAKDOWN‡

U.S. Government Agencies	26.2%
Short-Term Instruments	25.7%
Corporate Bonds & Notes	23.7%
Mortgage-Backed Securities	14.2%
Asset-Backed Securities	7.6%
Other	2.6%

‡	% of Total Investments as of March 31, 2006

AVERAGE ANNUAL TOTAL RETURN    For the period ended March 31, 2006

	1 Year	5 Years	Inception (04/20/00)*
Short-Term Portfolio	3.71%	3.34%	4.08%
Citigroup 3-Month Treasury Bill Index	3.47%	2.14%	2.73%
3-Month LIBOR Index	4.01%	2.39%	3.04%

All Portfolio returns are net of fees and expenses.

*	The Portfolio began operations on 04/20/00. Index comparisons began on 04/30/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

EXPENSE EXAMPLE    Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,018.90	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Portfolio’s above-benchmark duration detracted from performance as the Federal Reserve initiated eight consecutive rates hikes, totaling 2.00%.

•	The Portfolio’s curve steepening bias negatively impacted performance as the yield curve flattened, with short rates rising more than intermediate rates.

•	A mortgage emphasis was a modest positive contributor to performance, as short-term mortgage spreads tightened over the period.

•	Corporate exposure slightly added to performance as spreads tightened due to strong credit fundamentals, supported by solid corporate earnings.

•	Emerging market holdings benefited from spread tightening as credit quality and economic fundamentals continued improving.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yield and collateral protection.

03.31.06  |  Annual Report  13

Short-Term Portfolio II

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date.

	Short-Term Portfolio II	Citigroup 3-Month Treasury Bill Index	3-Month LIBOR Index
03/31/2003	5,000,000	5,000,000	5,000,000
04/30/2003	5,024,950	5,004,750	5,005,375
05/31/2003	5,049,900	5,009,605	5,010,792
06/30/2003	5,054,118	5,014,163	5,016,137
07/31/2003	5,044,090	5,018,526	5,020,736
08/31/2003	5,049,104	5,022,642	5,025,380
09/30/2003	5,069,416	5,026,459	5,030,154
10/31/2003	5,064,396	5,030,530	5,034,933
11/30/2003	5,069,416	5,034,454	5,039,800
12/31/2003	5,079,822	5,038,482	5,044,714
01/31/2004	5,084,857	5,042,462	5,049,601
02/29/2004	5,094,926	5,046,143	5,054,314
03/31/2004	5,098,702	5,050,129	5,059,031
04/30/2004	5,098,702	5,054,018	5,063,711
05/31/2004	5,103,745	5,058,112	5,068,648
06/30/2004	5,109,829	5,062,259	5,074,181
07/31/2004	5,119,947	5,067,069	5,080,846
08/31/2004	5,135,125	5,072,541	5,087,960
09/30/2004	5,142,179	5,078,577	5,095,512
10/31/2004	5,152,342	5,085,383	5,103,898
11/30/2004	5,167,585	5,092,604	5,112,958
12/31/2004	5,179,691	5,101,007	5,123,184
01/31/2005	5,189,948	5,110,137	5,134,113
02/28/2005	5,195,076	5,119,131	5,145,793
03/31/2005	5,201,775	5,129,881	5,158,186
04/30/2005	5,222,417	5,141,065	5,171,479
05/31/2005	5,243,059	5,153,249	5,185,227
06/30/2005	5,255,445	5,165,359	5,199,616
07/31/2005	5,265,851	5,178,427	5,214,738
08/31/2005	5,286,665	5,192,254	5,230,730
09/30/2005	5,298,373	5,206,429	5,247,555
10/31/2005	5,303,639	5,221,736	5,265,136
11/30/2005	5,319,440	5,237,296	5,283,753
12/31/2005	5,342,716	5,254,056	5,303,155
01/31/2006	5,369,564	5,271,657	5,323,160
02/28/2006	5,385,673	5,288,368	5,343,865
03/31/2006	5,404,496	5,307,935	5,365,285

SECTOR BREAKDOWN‡

Short-Term Instruments	44.9%
U.S. Government Agencies	18.1%
Corporate Bonds & Notes	16.9%
Mortgage-Backed Securities	10.4%
Asset-Backed Securities	6.0%
Sovereign Issues	2.9%
U.S. Treasury Obligations	0.7%
Municipal Bonds & Notes	0.1%

‡	% of Total Investments as of March 31, 2006

AVERAGE ANNUAL TOTAL RETURN    For the period ended March 31, 2006

	1 Year	Inception (03/17/03)*
Short-Term Portfolio II	3.90%	2.66%
Citigroup 3-Month Treasury Bill Index	3.47%	2.01%
3-Month LIBOR Index	4.01%	2.38%

All Portfolio returns are net of fees and expenses.

*	The Portfolio began operations on 03/17/03. Index comparisons began on 03/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

EXPENSE EXAMPLE    Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$1,020.00	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short-Term Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Portfolio’s above-benchmark duration detracted from performance as the Federal Reserve initiated eight consecutive rates hikes, totaling 2.00%.

•	The Portfolio’s curve steepening bias negatively impacted performance as the yield curve flattened, with short rates rising more than intermediate rates.

•	A mortgage emphasis was a modest positive contributor to performance, as short-term mortgage spreads tightened over the period.

•	Corporate exposure slightly added to performance as spreads tightened due to strong credit fundamentals, supported by solid corporate earnings.

•	Emerging market holdings benefited from spread tightening as credit quality and economic fundamentals continued improving.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yield and collateral protection.

14  Annual Report  |  03.31.06

U.S. Government Sector Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2006

$5,000,000 invested at the beginning of the first full month following the inception date.

	U.S. Government Sector Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Government Bond Index
01/31/2000	5,000,000	5,000,000	5,000,000
02/29/2000	5,135,000	5,021,300	5,071,000
03/31/2000	5,330,522	5,044,849	5,160,250
04/30/2000	5,295,386	5,068,510	5,145,801
05/31/2000	5,290,367	5,093,295	5,148,888
06/30/2000	5,466,324	5,117,182	5,240,538
07/31/2000	5,537,250	5,141,949	5,291,372
08/31/2000	5,668,968	5,167,402	5,369,684
09/30/2000	5,638,655	5,193,084	5,384,719
10/31/2000	5,741,644	5,220,296	5,436,412
11/30/2000	5,896,128	5,246,972	5,543,510
12/31/2000	6,050,053	5,274,571	5,653,825
01/31/2001	6,098,844	5,301,788	5,710,929
02/28/2001	6,207,268	5,324,691	5,776,034
03/31/2001	6,185,103	5,348,173	5,796,250
04/30/2001	5,999,822	5,368,711	5,737,128
05/31/2001	6,032,519	5,388,360	5,756,061
06/30/2001	6,064,012	5,405,657	5,782,538
07/31/2001	6,329,832	5,422,630	5,921,319
08/31/2001	6,479,355	5,439,115	5,994,744
09/30/2001	6,559,965	5,454,725	6,099,052
10/31/2001	6,874,215	5,469,016	6,256,408
11/30/2001	6,509,461	5,480,666	6,116,050
12/31/2001	6,371,290	5,490,256	6,062,841
01/31/2002	6,517,683	5,498,822	6,102,249
02/28/2002	6,594,062	5,506,190	6,158,390
03/31/2002	6,327,341	5,514,285	6,024,753
04/30/2002	6,604,122	5,522,225	6,168,142
05/31/2002	6,662,053	5,530,452	6,205,151
06/30/2002	6,797,324	5,538,194	6,291,985
07/31/2002	7,044,736	5,546,281	6,430,409
08/31/2002	7,200,997	5,554,323	6,557,731
09/30/2002	7,421,071	5,561,988	6,711,490
10/31/2002	7,335,997	5,569,719	6,657,541
11/30/2002	7,270,555	5,576,848	6,600,212
12/31/2002	7,418,345	5,583,540	6,760,129
01/31/2003	7,411,495	5,589,626	6,743,181
02/28/2003	7,527,942	5,594,768	6,851,972
03/31/2003	7,489,007	5,600,419	6,832,427
04/30/2003	7,530,269	5,605,739	6,864,092
05/31/2003	7,743,454	5,611,177	7,042,259
06/30/2003	7,698,133	5,616,283	7,005,383
07/31/2003	7,345,388	5,621,170	6,715,808
08/31/2003	7,386,888	5,625,779	6,753,375
09/30/2003	7,672,935	5,630,055	6,949,690
10/31/2003	7,554,568	5,634,615	6,850,755
11/30/2003	7,554,568	5,639,010	6,858,647
12/31/2003	7,637,752	5,643,521	6,919,414
01/31/2004	7,700,816	5,647,980	6,976,717
02/29/2004	7,812,929	5,652,103	7,060,276
03/31/2004	7,905,732	5,656,568	7,122,435
04/30/2004	7,652,973	5,660,924	6,908,113
05/31/2004	7,617,868	5,665,509	6,882,564
06/30/2004	7,655,247	5,670,155	6,910,476
07/31/2004	7,732,786	5,675,541	6,974,846
08/31/2004	7,894,914	5,681,671	7,110,684
09/30/2004	7,916,651	5,688,432	7,125,142
10/31/2004	7,980,438	5,696,055	7,181,873
11/30/2004	7,881,214	5,704,143	7,096,523
12/31/2004	7,954,782	5,713,555	7,160,003
01/31/2005	7,991,575	5,723,782	7,204,909
02/28/2005	7,932,705	5,733,856	7,154,016
03/31/2005	7,914,568	5,745,897	7,130,181
04/30/2005	8,040,549	5,758,423	7,244,608
05/31/2005	8,136,888	5,772,071	7,328,517
06/30/2005	8,194,439	5,785,635	7,369,805
07/31/2005	8,089,860	5,800,273	7,280,875
08/31/2005	8,224,318	5,815,759	7,388,251
09/30/2005	8,106,402	5,831,636	7,300,836
10/31/2005	8,046,076	5,848,781	7,249,500
11/30/2005	8,083,780	5,866,211	7,282,285
12/31/2005	8,172,178	5,884,983	7,349,833
01/31/2006	8,141,657	5,904,697	7,337,263
02/28/2006	8,118,765	5,923,415	7,348,919
03/31/2006	7,996,619	5,945,332	7,282,745

SECTOR BREAKDOWN‡

U.S. Government Agencies	36.0%
U.S. Treasury Obligations	18.5%
Short-Term Instruments	13.9%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	11.0%
Other	7.2%

‡	% of Total Investments as of March 31, 2006

AVERAGE ANNUAL TOTAL RETURN    For the period ended March 31, 2006

	1 Year	5 Years	Inception (01/31/00)
U.S. Government Sector Portfolio	1.04%	5.27%	7.92%
Citigroup 3-Month Treasury Bill Index	3.47%	2.14%	2.85%
Lehman Brothers Government Bond Index	2.14%	4.67%	6.29%

All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

EXPENSE EXAMPLE    Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/05)	$1,000.00	$1,000.00
Ending Account Value (03/31/06)	$986.50	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The U.S. Government Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities.

•	Above-index duration over the last nine months of the twelve-month reporting period negatively affected performance as interest rates rose all along the yield curve. This was the primary reason for portfolio underperformance.

•	The Portfolio’s emphasis on the intermediate portion of the curve throughout the twelve-month reporting period was a negative for performance as these rates were among those that rose the most.

•	An allocation to interest rate swaps negatively affected performance for the twelve-month reporting period, as the spreads widened and the yield curve shifted upward.

•	A small exposure to short and intermediate duration structured mortgages had a modestly positive effect on relative performance.

•	Modest allocations to municipal bonds were slightly positive to performance, while modest allocations to Treasury Inflation-Protected Securities (“TIPS”) negatively impacted performance over the twelve-month reporting period.

03.31.06  |  Annual Report  15

Benchmark Descriptions

Index	Description
3-Month LIBOR Index	3-Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.

Emerging Markets Sector Fund Index	Emerging Markets Sector Fund Index consists of custom weights of selected countries within the Emerging Markets Bond Index from JP Morgan. It is not possible to invest directly in such an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least $10 billion of external trade.

JPMorgan Government Bond Indicies Global ex-U.S. Index Hedged in USD	JPMorgan Government Bond Indicies Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollar of major non-U.S. bond markets. It is not possible to invest directly in such an unmanaged index.

Lehman Brothers Aggregate Bond Index	Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index.

Lehman Brothers Asset-Backed Securities Index	Lehman Brothers Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included.

Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)	Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in such an unmanaged index.

Lehman Brothers Government Bond Index	Lehman Brothers Government Bond Index is an Unmanaged index consists of securities issued by the U.S. Government with a maturity of one year or more.

Lehman Brothers Long Municipal Bond Index	Lehman Brothers Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in such an Unmanaged index.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in such an unmanaged index.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

Merrill Lynch U.S. High Yield, BB-B Rated, Index	Merrill Lynch U.S. High Yield, BB-B Rated, Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. It is not possible to invest directly in such an unmanaged index. Prior to 1/97, data represents that of ML High Yield Cash Pay, BB-B rated. Merrill Lynch High Yield Cash Pay, BB-B rated. is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay- in-kind bonds and deferred interest bonds that are not yet accruing a coupon.

16  Annual Report  |  03.31.06

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03.31.06  |  Annual Report  17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Asset-Backed Securities Portfolio
03/31/2006	$10.57	$0.55	$(0.13)	$0.42	$(0.52)	$0.00
03/31/2005	10.79	0.43	(0.18)	0.25	(0.47)	0.00
03/31/2004	11.00	0.38	0.12	0.50	(0.44)	(0.27)
03/31/2003	10.66	0.52	0.43	0.95	(0.48)	(0.13)
03/31/2002	10.56	0.64	0.31	0.95	(0.60)	(0.25)

Developing Local Markets Portfolio
03/31/2006	$10.98	$0.42	$0.47	$0.89	$(0.29)	$(0.41)
07/30/2004 - 03/31/2005	10.00	0.15	1.04	1.19	(0.21)	0.00

Emerging Markets Portfolio
03/31/2006	$10.92	$0.70	$0.84	$1.54	$(0.71)	$(0.43)
03/31/2005	11.43	0.54	0.29	0.83	(0.81)	(0.53)
03/31/2004	11.81	0.68	1.47	2.15	(0.88)	(1.65)
03/31/2003	10.86	0.82	1.15	1.97	(0.82)	(0.20)
03/31/2002	9.91	0.84	0.86	1.70	(0.75)	0.00

High Yield Portfolio
03/31/2006	$8.25	$0.64	$0.05	$0.69	$(0.62)	$0.00
03/31/2005	8.37	0.61	0.06	0.67	(0.79)	0.00
03/31/2004	7.72	0.68	0.80	1.48	(0.83)	0.00
03/31/2003	8.18	0.70	(0.46)	0.24	(0.70)	0.00
03/31/2002	9.56	0.77	(1.18)	(0.41)	(0.71)	(0.26)

International Portfolio
03/31/2006	$5.86	$0.14	$0.02	$0.16	$(0.66)	$(0.30)
03/31/2005	5.91	0.11	0.36	0.47	(0.26)	(0.26)
03/31/2004	7.22	0.22	0.46	0.68	(0.92)	(1.07)
03/31/2003	6.52	0.38	0.77	1.15	(0.36)	(0.09)
03/31/2002	7.05	0.30	0.15	0.45	(0.82)	(0.16)

Investment Grade Corporate Portfolio
03/31/2006	$9.74	$0.57	$0.09	$0.66	$(0.60)	$(0.03)
03/31/2005	11.11	0.58	(0.03)	0.55	(0.68)	(1.24)
03/31/2004	10.88	0.76	0.85	1.61	(0.95)	(0.43)
03/31/2003	10.57	0.78	0.59	1.37	(0.81)	(0.25)
03/31/2002	10.58	0.69	(0.09)	0.60	(0.53)	(0.08)

Mortgage Portfolio
03/31/2006	$10.39	$0.49	$(0.16)	$0.33	$(0.42)	$(0.01)
03/31/2005	10.67	0.36	0.08	0.44	(0.47)	(0.17)
03/31/2004	10.89	0.34	0.18	0.52	(0.46)	(0.28)
03/31/2003	10.71	0.45	0.57	1.02	(0.46)	(0.38)
03/31/2002	10.79	0.62	0.20	0.82	(0.60)	(0.30)

Municipal Sector Portfolio
03/31/2006	$10.14	$0.46	$0.14	$0.60	$(0.47)	$0.00
03/31/2005	10.45	0.45	(0.25)	0.20	(0.46)	(0.05)
03/31/2004	10.15	0.49	0.27	0.76	(0.46)	0.00
03/31/2003	10.58	0.57	(0.03)	0.54	(0.62)	(0.35)
03/31/2002	10.82	0.62	(0.09)	0.53	(0.48)	(0.29)

Real Return Portfolio
03/31/2006	$11.40	$0.62	$(0.48)	$0.14	$(0.76)	$(0.32)
03/31/2005	11.94	0.42	(0.03)	0.39	(0.60)	(0.33)
03/31/2004	11.43	0.35	0.96	1.31	(0.35)	(0.45)
03/31/2003	10.30	0.48	1.62	2.10	(0.78)	(0.19)
03/31/2002	10.84	0.56	(0.01)	0.55	(0.53)	(0.56)

18  Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Asset-Backed Securities Portfolio
03/31/2006	$0.00	$(0.52)	$10.47	4.06%	$314,685	1.57%	(b)	5.19%	67%
03/31/2005	0.00	(0.47)	10.57	2.34	211,671	0.51	(b)	3.98	79
03/31/2004	0.00	(0.71)	10.79	4.69	211,206	0.12	(b)	3.51	379
03/31/2003	0.00	(0.61)	11.00	8.95	208,719	0.15	(b)	4.65	177
03/31/2002	0.00	(0.85)	10.66	9.17	98,848	0.05		5.88	569

Developing Local Markets Portfolio
03/31/2006	$0.00	$(0.70)	$11.17	8.36%	$204,449	0.12%		3.78%	9%
07/30/2004 - 03/31/2005	0.00	(0.21)	10.98	11.98	127,000	0.12	*	2.13 *	199

Emerging Markets Portfolio
03/31/2006	$0.00	$(1.14)	$11.32	14.44%	$1,092,908	0.13%	(c)	6.09%	301%
03/31/2005	0.00	(1.34)	10.92	7.50	1,522,558	0.12		4.81	449
03/31/2004	0.00	(2.53)	11.43	19.28	1,269,208	0.13	(c)	5.61	419
03/31/2003	0.00	(1.02)	11.81	19.48	1,336,575	0.13	(c)	7.60	305
03/31/2002	0.00	(0.75)	10.86	17.74	1,005,646	0.13	(c)	7.99	265

High Yield Portfolio
03/31/2006	$0.00	$(0.62)	$8.32	8.57%	$317,019	0.05%		7.66%	114%
03/31/2005	0.00	(0.79)	8.25	8.24	211,569	0.05		7.20	117
03/31/2004	0.00	(0.83)	8.37	19.75	177,339	0.06	(b)	8.30	128
03/31/2003	0.00	(0.70)	7.72	3.61	400,794	0.05		9.08	182
03/31/2002	0.00	(0.97)	8.18	(4.16)	397,455	0.06	(b)	8.95	104

International Portfolio
03/31/2006	$0.00	$(0.96)	$5.06	3.11%	$1,890,305	0.12%		2.57%	967%
03/31/2005	0.00	(0.52)	5.86	8.39	2,662,343	0.12		1.96	288
03/31/2004	0.00	(1.99)	5.91	11.49	3,168,509	0.14	(c)	3.31	763
03/31/2003	0.00	(0.45)	7.22	18.32	1,520,328	0.12		5.72	328
03/31/2002	0.00	(0.98)	6.52	6.52	1,808,687	0.13	(c)	4.40	298

Investment Grade Corporate Portfolio
03/31/2006	$0.00	$(0.63)	$9.77	6.85%	$1,052,499	0.05%		5.81%	49%
03/31/2005	0.00	(1.92)	9.74	5.03	976,440	0.05		5.46	22
03/31/2004	0.00	(1.38)	11.11	15.23	1,306,285	0.05		6.70	90
03/31/2003	0.00	(1.06)	10.88	13.86	4,211,671	0.07	(b)	7.51	199
03/31/2002	0.00	(0.61)	10.57	5.74	4,947,469	0.05		6.40	361

Mortgage Portfolio
03/31/2006	$0.00	$(0.43)	$10.29	3.16%	$13,131,692	0.05%		4.70%	616%
03/31/2005	(0.08)	(0.72)	10.39	3.43	8,805,626	0.05		3.36	725
03/31/2004	0.00	(0.74)	10.67	4.93	4,112,744	0.05		3.19	823
03/31/2003	0.00	(0.84)	10.89	9.69	6,747,404	0.07	(b)	4.00	687
03/31/2002	0.00	(0.90)	10.71	7.68	5,314,257	0.22	(b)	5.66	685

Municipal Sector Portfolio
03/31/2006	$0.00	$(0.47)	$10.27	5.98%	$371,200	0.05%		4.45%	97%
03/31/2005	0.00	(0.51)	10.14	1.95	343,054	0.05		4.41	87
03/31/2004	0.00	(0.46)	10.45	7.59	368,097	0.05		4.74	136
03/31/2003	0.00	(0.97)	10.15	5.15	249,882	0.05		5.39	372
03/31/2002	0.00	(0.77)	10.58	5.03	145,514	0.05		5.70	1361

Real Return Portfolio
03/31/2006	$0.00	$(1.08)	$10.46	1.07%	$964,745	0.05%		5.48%	414%
03/31/2005	0.00	(0.93)	11.40	3.47	1,689,226	0.05		3.65	447
03/31/2004	0.00	(0.80)	11.94	11.85	1,422,613	0.05		3.03	372
03/31/2003	0.00	(0.97)	11.43	21.26	654,735	0.07	(b)	4.23	308
03/31/2002	0.00	(1.09)	10.30	5.20	94,457	0.06	(b)	5.14	502

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.05%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.12%.

See accompanying notes  |  03.31.06  |  Annual Report  19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Short-Term Portfolio
03/31/2006	$9.77	$0.37	$(0.01)	$0.36	$(0.41)	$0.00
03/31/2005	9.85	0.20	(0.04)	0.16	(0.23)	(0.01)
03/31/2004	9.83	0.16	0.03	0.19	(0.15)	(0.02)
03/31/2003	9.72	0.25	0.12	0.37	(0.21)	(0.05)
03/31/2002	10.17	0.56	(0.02)	0.54	(0.87)	(0.12)

Short-Term Portfolio II
03/31/2006	$10.08	$0.37	$0.02	$0.39	$(0.46)	$0.00
03/31/2005	10.11	0.20	0.00	0.20	(0.22)	(0.01)
03/31/2004	10.02	0.12	0.07	0.19	(0.10)	0.00
03/17/2003 - 03/31/2003	10.00	0.01	0.01	0.02	0.00	0.00

U.S. Government Sector Portfolio
03/31/2006	$10.68	$0.42	$(0.30)	$0.12	$(0.40)	$(0.02)
03/31/2005	11.26	0.26	(0.25)	0.01	(0.26)	(0.33)
03/31/2004	10.89	0.22	0.38	0.60	(0.23)	0.00
03/31/2003	9.83	0.35	1.43	1.78	(0.34)	(0.38)
03/31/2002	11.35	0.75	(0.51)	0.24	(0.79)	(0.97)

20  Annual Report  |  03.31.06  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Short-Term Portfolio
03/31/2006	$0.00	$(0.41)	$9.72	3.71%	$1,383,307	0.05%		3.75%	205%
03/31/2005	0.00	(0.24)	9.77	1.60	2,914,175	0.05		2.00	283
03/31/2004	0.00	(0.17)	9.85	1.96	4,226,476	0.05		1.59	280
03/31/2003	0.00	(0.26)	9.83	3.94	2,432,457	0.05		2.56	212
03/31/2002	0.00	(0.99)	9.72	5.51	114,868	1.05	(b)	5.58	96

Short-Term Portfolio II
03/31/2006	$0.00	$(0.46)	$10.01	3.90%	$481,318	0.05%		3.65%	109%
03/31/2005	0.00	(0.23)	10.08	2.02	1,626,755	0.05		2.01	326
03/31/2004	0.00	(0.10)	10.11	1.97	2,413,972	0.05		1.20	232
03/17/2003 - 03/31/2003	0.00	0.00	10.02	0.20	20,102	0.05	*(d)	2.16 *	11

U.S. Government Sector Portfolio
03/31/2006	$0.00	$(0.42)	$10.38	1.04%	$6,869,541	0.05%		3.88%	628%
03/31/2005	0.00	(0.59)	10.68	0.11	7,553,665	0.05		2.32	366
03/31/2004	0.00	(0.23)	11.26	5.56	7,226,151	0.05		2.03	709
03/31/2003	0.00	(0.72)	10.89	18.36	4,438,204	0.05		3.25	819
03/31/2002	0.00	(1.76)	9.83	2.30	545,294	0.07	(b)	6.77	785

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.05%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.12%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.06%.

See accompanying notes  |  03.31.06  |  Annual Report  21

Statements of Assets and Liabilities

March 31, 2006

Amounts in thousands, except per share amounts	Asset-Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio	International Portfolio
Assets:
Investments, at value	$422,833	$202,601	$1,067,151	$312,770	$2,915,376
Cash	1,291	0	0	2,178	0
Foreign currency, at value	0	1	166	140	180,045
Receivable for investments sold	3,724	119	156,428	105	104,311
Receivable for investments sold on delayed-delivery basis	0	0	0	411	0
Receivable for Portfolio shares sold	920	0	5,110	920	1,980
Interest and dividends receivable	1,611	957	14,441	6,276	20,646
Variation margin receivable	38	0	20	1	348
Swap premiums paid	1,362	0	0	0	11,955
Unrealized appreciation on forward foreign currency contracts	0	4,715	318	0	14,874
Unrealized appreciation on swap agreements	716	33	15,667	147	48,738
Other assets	0	0	0	0	954

	432,495	208,426	1,259,301	322,948	3,299,227

Liabilities:
Payable for investments purchased	$13,875	$1,912	$5,391	$4,126	$66,188
Payable for investments purchased on delayed-delivery basis	5,206	1,000	128,824	1,194	1,255,177
Payable for reverse repurchase agreement	95,895	0	0	0	0
Payable for short sales	0	0	0	0	0
Payable for Portfolio shares redeemed	0	0	30,000	0	0
Overdraft due to Custodian	0	0	76	0	0
Written options outstanding	10	0	0	129	528
Accrued investment advisory fee	6	4	22	6	34
Accrued administration fee	9	18	109	8	169
Variation margin payable	0	0	6	0	0
Recoupment payable to Manager	0	0	0	0	0
Swap premiums received	1,343	0	19	0	76,891
Unrealized depreciation on forward foreign currency contracts	0	1,043	512	53	2,639
Unrealized depreciation on swap agreements	1,466	0	1,434	413	7,293
Other liabilities	0	0	0	0	3

	117,810	3,977	166,393	5,929	1,408,922

Net Assets	$314,685	$204,449	$1,092,908	$317,019	$1,890,305

Net Assets Consist of:
Paid in capital	$320,927	$198,485	$996,018	$322,665	$1,802,435
Undistributed (overdistributed) net investment income	2,175	1,053	4,585	5,188	85,980
Accumulated undistributed net realized gain (loss)	(3,267)	1,298	32,274	(13,408)	(56,068)
Net unrealized appreciation (depreciation)	(5,150)	3,613	60,031	2,574	57,958

	$314,685	$204,449	$1,092,908	$317,019	$1,890,305

Shares Issued and Outstanding:	30,044	18,303	96,586	38,113	373,757

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$10.47	$11.17	$11.32	$8.32	$5.06

Cost of Investments Owned	$425,550	$202,693	$1,020,554	$309,860	$2,895,701

Cost of Foreign Currency Held	$0	$1	$165	$140	$180,521

Proceeds Received on Short Sales	$0	$0	$0	$0	$0

Premiums Received on Written Options	$89	$0	$0	$174	$1,207

22  Annual Report  |  03.31.06  |  See accompanying notes

Amounts in thousands, except per share amounts	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio
Assets:
Investments, at value	$979,931	$19,256,375	$371,715	$1,242,504	$1,306,721	$422,924	$5,724,261
Cash	0	2,848	0	0	0	36	81
Foreign currency, at value	0	0	0	798	0	557	0
Receivable for investments sold	58,955	2,726,689	0	8,702	92,845	61,786	1,310,378
Receivable for investments sold on delayed-delivery basis	0	0	0	79,074	39,566	3,582	598,226
Receivable for Portfolio shares sold	1,570	23,600	550	1,290	0	0	13,940
Interest and dividends receivable	12,312	50,955	5,003	8,685	5,855	1,760	39,264
Variation margin receivable	13	8	8	89	2,538	2	5,880
Swap premiums paid	239	4,463	0	2,416	37	0	20,252
Unrealized appreciation on forward foreign currency contracts	0	0	0	42	0	24	0
Unrealized appreciation on swap agreements	1,397	4,293	0	4,581	281	14	22,281
Other assets	0	0	0	0	0	0	0

	1,054,417	22,069,231	377,276	1,348,181	1,447,843	490,685	7,734,563

Liabilities:
Payable for investments purchased	$169	$8,275,693	$0	$41,055	$18,668	$2,906	$115,762
Payable for investments purchased on delayed-delivery basis	0	66,549	6,059	278,203	3,300	1,200	96,276
Payable for reverse repurchase agreement	0	0	0	0	0	0	0
Payable for short sales	0	585,465	0	62,256	39,172	3,553	510,297
Payable for Portfolio shares redeemed	0	790	0	0	0	0	0
Overdraft due to Custodian	0	0	0	28	2	0	0
Written options outstanding	252	184	0	143	90	1,521	32,674
Accrued investment advisory fee	20	239	7	18	25	9	123
Accrued administration fee	29	359	10	26	37	14	185
Variation margin payable	0	105	0	0	2,495	0	3,777
Recoupment payable to Manager	0	0	0	0	0	2	0
Swap premiums received	35	2,457	0	168	36	5	23,420
Unrealized depreciation on forward foreign currency contracts	0	0	0	112	0	3	0
Unrealized depreciation on swap agreements	1,413	5,698	0	1,145	711	154	82,508
Other liabilities	0	0	0	282	0	0	0

	1,918	8,937,539	6,076	383,436	64,536	9,367	865,022

Net Assets	$1,052,499	$13,131,692	$371,200	$964,745	$1,383,307	$481,318	$6,869,541

Net Assets Consist of:
Paid in capital	$1,047,086	$13,430,091	$363,980	$991,207	$1,397,669	$481,121	$7,138,642
Undistributed (overdistributed) net investment income	4,657	58,926	2,464	1,896	8,383	2,813	16,694
Accumulated undistributed net realized gain (loss)	(14,101)	(96,794)	(2,844)	(2,376)	(17,057)	(1,349)	(108,228)
Net unrealized appreciation (depreciation)	14,857	(260,531)	7,600	(25,982)	(5,688)	(1,267)	(177,567)

	$1,052,499	$13,131,692	$371,200	$964,745	$1,383,307	$481,318	$6,869,541

Shares Issued and Outstanding:	107,759	1,275,976	36,149	92,193	142,253	48,094	661,829
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$9.77	$10.29	$10.27	$10.46	$9.72	$10.01	$10.38

Cost of Investments Owned	$964,188	$19,521,221	$364,936	$1,268,100	$1,312,205	$423,660	$5,789,681

Cost of Foreign Currency Held	$0	$0	$0	$791	$0	$556	$0

Proceeds Received on Short Sales	$0	$588,623	$0	$61,720	$39,137	$3,556	$517,701

Premiums Received on Written Options	$329	$1,423	$0	$104	$1,559	$1,325	$28,351

See accompanying notes  |  03.31.06  |  Annual Report  23

Statements of Operations

Year-Ended March 31, 2006

Amounts in thousands	Asset-Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio	International Portfolio
Investment Income:
Interest, net of foreign taxes	$15,477	$6,201	$90,757	$22,589	$55,431
Dividends	0	0	2,754	24	0
Miscellaneous income	89	1	28	443	105

Total Income	15,566	6,203	93,539	23,056	55,536

Expenses:
Investment advisory fees	46	32	302	60	414
Administration fees	69	160	1,512	90	2,072
Trustees’ fees	1	0	3	1	5
Interest expense	3,491	0	103	0	4
Miscellaneous expense	0	0	2	0	5

Total Expenses	3,607	193	1,922	151	2,500

Net Investment Income	11,959	6,010	91,617	22,905	53,036

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(2,414)	(6)	75,853	1,620	17,951
Net realized gain (loss) on futures contracts, options and swaps	346	(2)	9,222	661	75,939
Net realized gain (loss) on foreign currency transactions	0	4,573	12,950	221	7,879
Net change in unrealized appreciation (depreciation) on investments	351	(78)	21,663	1,319	(18,459)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(1,755)	33	418	(566)	(25,763)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	2,438	(1,788)	(186)	(34,039)

Net Gain (Loss)	(3,472)	6,958	118,318	3,069	23,508

Net Increase in Net Assets Resulting from Operations	$8,487	$12,968	$209,935	$25,974	$76,544

24  Annual Report  |  03.31.06  |  See accompanying notes

Amounts in thousands	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio
Investment Income:
Interest, net of foreign taxes	$60,107	$513,390	$16,151	$54,526	$77,831	$29,226	$299,748
Dividends	207	0	0	86	0	0	221
Miscellaneous income	3	1,394	1	3	0	3	114

Total Income	60,317	514,784	16,152	54,615	77,831	29,229	300,083

Expenses:
Investment advisory fees	207	2,178	72	199	413	159	1,535
Administration fees	311	3,267	108	298	619	238	2,303
Trustees’ fees	2	26	1	2	4	2	17
Interest expense	0	26	0	6	15	30	0
Miscellaneous expense	2	12	1	2	4	5	12

Total Expenses	522	5,509	182	507	1,055	434	3,867

Net Investment Income	59,795	509,275	15,970	54,108	76,776	28,795	296,216

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(13,918)	(66,988)	(2,591)	22,252	(2,272)	1,060	(51,230)
Net realized gain (loss) on futures contracts, options and swaps	4,485	(366)	(1,129)	7,118	(1,079)	699	4,576
Net realized gain (loss) on foreign currency transactions	0	0	0	2,619	0	(457)	0
Net change in unrealized appreciation (depreciation) on investments	14,266	(161,397)	5,504	(53,707)	(1,962)	(199)	(26,532)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	2,536	3,309	2,711	(8,461)	3,611	98	(111,708)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,667)	0	66	0

Net Gain (Loss)	7,369	(225,442)	4,495	(31,846)	(1,702)	1,267	(184,894)

Net Increase in Net Assets Resulting from Operations	$67,164	$283,833	$20,465	$22,262	$75,074	$30,062	$111,322

See accompanying notes  |  03.31.06  |  Annual Report  25

Statements of Changes in Net Assets

Amounts in thousands	Asset-Backed Securities Portfolio		Developing Local Markets Portfolio		Emerging Markets Portfolio		High Yield Portfolio
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Period from July 30, 2004 to March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$11,959	$8,328	$6,010	$891	$91,617	$53,698	$22,905	$12,677
Net realized gain (loss)	(2,068)	976	4,565	2,950	98,025	31,611	2,502	4,855
Net change in unrealized appreciation (depreciation)	(1,404)	(4,467)	2,393	1,218	20,293	(33,875)	567	(5,927)

Net increase resulting from operations	8,487	4,837	12,968	5,059	209,935	51,434	25,974	11,605

Distributions to Shareholders:
From net investment income	(11,161)	(9,146)	(4,408)	(1,303)	(89,404)	(84,635)	(22,452)	(16,098)
From net realized capital gains	0	0	(6,280)	0	(56,060)	(47,000)	0	0
Tax basis return of capital	0	0	0	0	0	0	0	0

Total Distributions	(11,161)	(9,146)	(10,688)	(1,303)	(145,464)	(131,635)	(22,452)	(16,098)

Portfolio Share Transactions:
Receipts for shares sold	133,163	17,583	101,854	122,941	318,022	611,478	198,559	86,950
Issued as reinvestment of distributions	10,767	8,802	10,672	1,303	142,733	128,315	22,394	15,955
Cost of shares redeemed	(38,242)	(21,611)	(37,357)	(1,000)	(954,876)	(406,242)	(119,025)	(64,182)
Net increase (decrease) resulting from Portfolio share transactions	105,688	4,774	75,169	123,244	(494,121)	333,551	101,928	38,723

Total Increase (Decrease) in Net Assets	103,014	465	77,449	127,000	(429,650)	253,350	105,450	34,230

Net Assets:
Beginning of period	211,671	211,206	127,000	0	1,522,558	1,269,208	211,569	177,339

End of period *	$314,685	$211,671	$204,449	$127,000	$1,092,908	$1,522,558	$317,019	$211,569

* Including undistributed (overdistributed) net investment income of:	$2,175	$730	$1,053	$2,549	$4,585	$(3,435)	$5,188	$4,066

26  Annual Report  |  03.31.06  |  See accompanying notes

Amounts in thousands	International Portfolio		Investment Grade Corporate Portfolio		Mortgage Portfolio		Municipal Sector Portfolio
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$53,036	$67,725	$59,795	$59,757	$509,275	$184,860	$15,970	$19,515
Net realized gain (loss)	101,769	277,364	(9,433)	7,778	(67,354)	49,437	(3,720)	1,132
Net change in unrealized appreciation (depreciation)	(78,261)	(51,510)	16,802	(17,702)	(158,088)	(54,672)	8,215	(4,937)

Net increase resulting from operations	76,544	293,579	67,164	49,833	283,833	179,625	20,465	15,710

Distributions to Shareholders:
From net investment income	(217,136)	(136,715)	(61,806)	(69,817)	(457,786)	(219,182)	(16,247)	(18,376)
From net realized capital gains	(87,001)	(141,997)	(2,900)	(111,441)	(6,995)	(99,998)	(45)	(1,725)
Tax basis return of capital	0	0	0	0	0	(42,816)	0	0

Total Distributions	(304,137)	(278,712)	(64,706)	(181,258)	(464,781)	(361,996)	(16,292)	(20,101)

Portfolio Share Transactions:
Receipts for shares sold	651,786	6,084,326	150,533	167,703	7,305,557	6,183,806	43,646	325,026
Issued as reinvestment of distributions	294,674	270,744	62,704	176,944	451,086	350,596	15,731	19,377
Cost of shares redeemed	(1,490,905)	(6,876,103)	(139,636)	(543,067)	(3,249,629)	(1,659,149)	(35,404)	(365,055)
Net increase (decrease) resulting from Portfolio share transactions	(544,445)	(521,033)	73,601	(198,420)	4,507,014	4,875,253	23,973	(20,652)

Total Increase (Decrease) in Net Assets	(772,038)	(506,166)	76,059	(329,845)	4,326,066	4,692,882	28,146	(25,043)

Net Assets:
Beginning of period	2,662,343	3,168,509	976,440	1,306,285	8,805,626	4,112,744	343,054	368,097

End of period *	$1,890,305	$2,662,343	$1,052,499	$976,440	$13,131,692	$8,805,626	$371,200	$343,054

* Including undistributed (overdistributed) net investment income of:	$85,980	$177,771	$4,657	$4,004	$58,926	$257	$2,464	$2,917

See accompanying notes  |  03.31.06  |  Annual Report  27

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	Real Return Portfolio		Short-Term Portfolio		Short-Term Portfolio II		U.S. Government Sector Portfolio
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$54,108	$46,303	$76,776	$60,485	$28,795	$41,798	$296,216	$190,865
Net realized gain (loss)	31,989	20,341	(3,351)	2,048	1,302	1,632	(46,654)	89,520
Net change in unrealized appreciation (depreciation)	(63,835)	(43,026)	1,649	(18,129)	(35)	(3,552)	(138,240)	(147,787)

Net increase resulting from operations	22,262	23,618	75,074	44,404	30,062	39,878	111,322	132,598

Distributions to Shareholders:
From net investment income	(57,654)	(60,968)	(75,700)	(65,369)	(31,394)	(41,144)	(277,312)	(200,367)
From net realized capital gains	(19,400)	(45,000)	0	(2,398)	0	(2,098)	(14,002)	(274,007)
Tax basis return of capital	0	0	0	0	0	0	0	0

Total Distributions	(77,054)	(105,968)	(75,700)	(67,767)	(31,394)	(43,242)	(291,314)	(474,374)

Portfolio Share Transactions:
Receipts for shares sold	585,183	1,241,958	1,037,999	2,474,305	237,360	886,601	5,849,248	8,753,702
Issued as reinvestment of distributions	76,491	103,054	75,168	66,267	31,394	42,430	279,721	462,337
Cost of shares redeemed	(1,331,363)	(996,049)	(2,643,409)	(3,829,510)	(1,412,859)	(1,712,884)	(6,633,101)	(8,546,749)
Net increase (decrease) resulting from Portfolio share transactions	(669,689)	348,963	(1,530,242)	(1,288,938)	(1,144,105)	(783,853)	(504,132)	669,290

Total Increase (Decrease) in Net Assets	(724,481)	266,613	(1,530,868)	(1,312,301)	(1,145,437)	(787,217)	(684,124)	327,514

Net Assets:
Beginning of period	1,689,226	1,422,613	2,914,175	4,226,476	1,626,755	2,413,972	7,553,665	7,226,151

End of period*	$964,745	$1,689,226	$1,383,307	$2,914,175	$481,318	$1,626,755	$6,869,541	$7,553,665

* Including undistributed (overdistributed) net investment income of:	$1,896	$1,831	$8,383	$6,233	$2,813	$5,822	$16,694	$11,054

28  Annual Report  |  03.31.06  |  See accompanying notes

Statement of Cash Flows

March 31, 2006

Amounts in thousands	Asset-Backed Securities Portfolio

Increase (Decrease) in Cash from:

Financing Activities:
Sales of Portfolio shares	$132,243
Redemptions of Portfolio shares	(39,142)
Distributions paid	(394)
Proceeds from financing transactions	16,749

Net increase from financing activities	109,456

Operating Activities:
Purchases of long-term securities	(441,698)
Proceeds from sales of long-term securities	(339,695)
Purchases of short-term securities (net)	(7,664)
Net investment income	11,959
Change in other receivables/payables (net)	(10,470)
Net (decrease) from operating activities	(108,178)

Net Increase in Cash	1,278

Cash:
Beginning of period	13

End of period	$1,291

See accompanying notes  |  03.31.06  |  Annual Report  29

Schedule of Investments

Asset-Backed Securities Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.6%

Banking & Finance 3.0%

Charlotte Gateway Village LLC
6.410% due 12/01/2016	$2,015	$2,096
General Electric Capital Corp.
4.950% due 03/16/2009	3,000	3,001
General Motors Acceptance Corp.
4.670% due 03/20/2007	2,000	1,960
Preferred Term Securities XII
5.047% due 03/24/2034	2,250	2,236

		9,293

Industrials 0.6%

CVS Lease Pass-Through
5.880% due 01/10/2028	1,994	1,919

Total Corporate Bonds & Notes (Cost $11,311)		11,212

U.S. GOVERNMENT AGENCIES 16.7%

Fannie Mae
0.990% due 08/01/2020	742	724
2.752% due 10/01/2033	233	231
3.119% due 09/01/2033	86	86
3.218% due 08/01/2033	396	384
3.874% due 10/25/2007-09/25/2008 (c)	179	177
4.007% due 08/01/2032	155	159
4.024% due 09/25/2008	53	52
4.250% due 05/25/2033	855	820
4.300% due 12/01/2024	26	26
4.420% due 11/01/2032	399	401
4.440% due 10/01/2027	17	17
4.500% due 05/01/2015-11/01/2018 (c)	138	136
4.535% due 11/28/2035	464	464
4.546% due 10/01/2026-11/01/2040 (c)	401	403
4.554% due 01/01/2017	52	52
4.566% due 10/01/2017	41	41
4.572% due 10/01/2016	22	23
4.578% due 01/01/2029	37	38
4.583% due 05/01/2017	76	76
4.589% due 12/01/2017	49	49
4.597% due 02/01/2026	36	37
4.602% due 09/01/2015	54	54
4.613% due 10/01/2028	63	63
4.621% due 07/25/2035	41	41
4.624% due 05/01/2036	274	276
4.625% due 10/01/2017-12/01/2028 (c)	159	160
4.633% due 09/01/2032	153	157
4.689% due 02/25/2036 (e)	2,000	1,955
4.701% due 06/25/2032	66	66
4.790% due 05/01/2025	220	221
4.818% due 07/01/2042	1,283	1,287
4.821% due 08/25/2031 (e)	1,719	1,721
4.881% due 04/25/2029	98	98
4.944% due 12/25/2008	306	309
4.970% due 11/17/2030	273	274
4.994% due 09/17/2027	16	17
5.000% due 10/01/2019-11/25/2032 (c)	9,447	9,180
5.018% due 10/01/2040	417	422
5.040% due 12/01/2024	63	64
5.044% due 10/25/2021	51	52
5.047% due 04/01/2018	35	36
5.081% due 08/25/2031 (e)	1,248	1,255
5.081% due 08/25/2031	324	329
5.092% due 09/01/2032	49	50
5.094% due 01/15/2020-11/25/2021 (c)	178	180
5.095% due 10/01/2031	125	126
5.099% due 12/01/2014	47	47
5.104% due 01/01/2015	51	50
5.120% due 12/18/2031 (e)	1,307	1,328
5.144% due 12/25/2021	350	354
5.148% due 10/01/2032	60	61
5.153% due 11/01/2024	140	143
5.170% due 11/18/2031	56	57
5.194% due 03/25/2008	61	61
5.231% due 11/25/2031	1,010	1,030
5.292% due 12/01/2025	16	16
5.344% due 05/25/2022	106	107
5.417% due 09/01/2033	123	124
5.419% due 03/01/2027	13	13
5.467% due 03/01/2030	74	75
5.492% due 01/01/2028	38	39
5.494% due 08/25/2023	152	155
5.500% due 04/25/2017-04/12/2036 (c)	10,150	9,913
5.542% due 09/01/2030	92	94
5.575% due 07/01/2027	16	16
5.650% due 11/01/2019	43	43
5.670% due 03/01/2029	118	120
5.680% due 12/01/2017	64	63
5.750% due 07/25/2008	87	88
5.765% due 08/01/2018	50	50
5.769% due 10/01/2032	81	82
5.815% due 03/01/2027	85	87
5.846% due 05/01/2031	15	16
5.850% due 06/16/2028	134	134
5.860% due 02/01/2018	14	14
5.925% due 03/01/2019	44	44
6.000% due 07/01/2010-12/25/2023 (c)	624	637
6.090% due 12/01/2008	90	91
6.770% due 01/18/2029	336	340
7.000% due 10/01/2006	12	12
7.113% due 07/17/2017	14	14
7.500% due 04/25/2022	318	324
9.737% due 10/25/2008	109	111
Federal Housing Administration
7.430% due 03/01/2021	18	18
Freddie Mac
2.831% due 10/01/2033	96	95
2.957% due 04/01/2034	312	307
3.310% due 09/25/2023	1,775	1,771
3.611% due 04/01/2033	115	116
3.775% due 03/01/2033	129	129
4.000% due 10/15/2033	220	178
4.042% due 03/01/2025	128	128
4.125% due 02/01/2017	13	13
4.134% due 11/01/2024	396	398
4.207% due 12/01/2024	622	625
4.267% due 03/01/2028	28	28
4.500% due 08/15/2017-09/15/2018 (c)	213	198
4.580% due 10/15/2022	77	76
4.941% due 10/25/2029	5	5
4.999% due 10/15/2032	128	129
5.000% due 11/15/2017	100	99
5.150% due 09/15/2023	472	473
5.199% due 12/15/2031	52	52
5.300% due 08/15/2029	765	773
5.366% due 08/01/2029	131	134
5.407% due 02/01/2026	50	50
5.425% due 09/01/2028	135	138
5.500% due 10/15/2015	100	100
5.511% due 08/01/2032	76	78
5.549% due 07/01/2032	157	158
5.645% due 08/01/2023	47	48
5.656% due 01/01/2032	110	111
5.763% due 02/01/2022	17	17
5.800% due 10/15/2022	699	704
5.847% due 08/01/2031	465	470
5.850% due 05/15/2023	61	63
5.937% due 11/01/2028	13	13
6.054% due 11/01/2023	17	18
6.221% due 04/01/2031	130	129
6.500% due 09/15/2030-07/25/2043 (c)	35	36
7.542% due 01/25/2012	390	426
Government National Mortgage Association
3.500% due 09/20/2029	30	30
3.875% due 11/20/2031	94	94
4.000% due 01/20/2034	131	131
4.125% due 10/20/2026-12/20/2027 (c)	136	137
4.250% due 02/20/2030	396	398
4.375% due 04/20/2016-05/20/2032 (c)	688	692
4.500% due 09/20/2028	20	20
4.750% due 09/20/2018	32	32
4.875% due 05/20/2016-04/20/2019 (c)	48	48
4.970% due 02/20/2029-03/16/2029 (c)	319	321
5.120% due 10/16/2029	289	292
Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,224

Total U.S. Government Agencies (Cost $52,666)		52,465

MORTGAGE-BACKED SECURITIES 30.6%

Asset Securitization Corp.
7.490% due 04/14/2029	86	87
7.384% due 08/13/2029	750	772
Banc of America Mortgage Securities
5.522% due 10/20/2032	163	163
6.500% due 09/25/2033	158	158
Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030	144	144
5.938% due 06/25/2032	5	5
5.349% due 02/25/2033	89	89
Bear Stearns Alt-A Trust
4.861% due 02/25/2034	88	88
Bear Stearns Mortgage Securities, Inc.
4.667% due 06/25/2030	1,242	1,266
Carey Commercial Mortgage Trust
5.970% due 08/20/2032 (e)	1,847	1,817
CBA Commercial Small Balance Commercial Mortgage
4.659% due 12/25/2034 (e)	1,698	1,698
CC Mortgage Funding Corp.
4.696% due 01/25/2035	3,773	3,750
Citicorp Mortgage Securities, Inc.
4.607% due 11/25/2018	79	78
5.000% due 12/25/2033	295	290
Citigroup Mortgage Loan Trust, Inc.
4.706% due 06/25/2035	925	904
5.629% due 08/25/2035	2,777	2,677
Commercial Mortgage Pass Through Certificates
5.362% due 02/05/2019 (e)	3,000	2,969
5.468% due 02/05/2019	3,000	2,983
Commercial Mortgage Pass-Through Certificates
6.715% due 02/01/2009	1,409	1,458
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	11	11
4.779% due 02/25/2033	137	137
5.750% due 06/25/2033	1,182	1,171
4.831% due 05/25/2035	1,540	1,541
4.851% due 02/25/2036	713	713
4.815% due 03/20/2046	1,649	1,654
Countrywide Home Loan Mortgage Pass-Through Trust
4.507% due 02/19/2034	122	119
5.041% due 09/25/2034 (e)	1,481	1,491

30  Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
4.971% due 02/25/2035	$1,408	$1,413
4.510% due 04/25/2035	1,510	1,514
4.871% due 04/25/2035	793	797
CS First Boston Mortgage Securities Corp.
4.832% due 02/15/2015	2,000	1,896
2.480% due 03/25/2032	458	460
5.061% due 01/25/2033	217	218
7.000% due 02/25/2033	446	448
6.500% due 04/25/2033	246	246
3.006% due 03/15/2036	658	638
Denver Arena Trust
6.940% due 11/15/2019	1,910	1,905
Drexel Burnham Lambert CMO Trust
5.380% due 05/01/2016	346	346
First Horizon Alternative Mortgage Securities
4.773% due 06/25/2034	1,382	1,361
4.501% due 03/25/2035	1,878	1,849
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	2	2
First Republic Mortgage Loan Trust
4.901% due 06/25/2030	305	307
5.099% due 11/15/2031 (e)	1,584	1,592
GMAC Commercial Mortgage Securities, Inc.
6.500% due 05/15/2035	3,000	3,075
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	203	200
Greenpoint Mortgage Funding Trust
4.811% due 06/25/2045 (e)	1,846	1,844
Greenwich Capital Acceptance, Inc.
6.452% due 06/25/2024	225	224
GS Mortgage Securities Corp.
3.918% due 11/15/2015	58	58
6.044% due 08/15/2018	696	710
GSR Mortgage Loan Trust
6.000% due 03/25/2032	6	6
GSRPM Mortgage Loan Trust
5.281% due 01/25/2032 (e)	1,878	1,899
Harborview Mortgage Loan Trust
4.790% due 05/19/2035	247	248
4.810% due 03/19/2037	1,200	1,201
5.010% due 04/19/2046	2,000	2,003
Hilton Hotel Pool Trust
5.071% due 10/03/2015	2,000	2,007
Impac CMB Trust
4.891% due 01/25/2034 (e)	858	859
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	232	232
Indymac ARM Trust
6.651% due 01/25/2032	99	99
Indymac Index Mortgage Loan Trust
4.901% due 01/25/2035 (e)	1,865	1,875
2.990% due 03/25/2035 (e)	1,676	1,681
4.861% due 03/25/2035	1,576	1,581
Indymac Loan Trust
4.801% due 01/25/2011	188	188
JP Morgan Chase Commercial Mortgage Securities Corp.
4.859% due 02/15/2019	122	123
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	81	82
LB Mortgage Trust
7.809% due 01/15/2009	172	175
8.412% due 01/20/2017	558	609
LB-UBS Commercial Mortgage Trust
6.058% due 06/15/2020	188	190
4.394% due 07/15/2030	174	171
MASTR Adjustable Rate Mortgages Trust
3.786% due 12/25/2033	46	45
Mellon Residential Funding Corp.
5.715% due 01/25/2029	50	50
Merrill Lynch Mortgage Trust
4.218% due 05/12/2043	1,576	1,541
MLCC Mortgage Investors, Inc.
4.951% due 03/25/2028	39	40
Mortgage Capital Funding, Inc.
7.288% due 02/20/2027	36	36
Nationslink Funding Corp.
6.888% due 05/10/2007 (e)	2,750	2,784
Ocwen Residential MBS Corp.
6.801% due 06/25/2039	829	653
Prudential Securities Secured Financing Corp.
5.248% due 05/25/2022	272	271
5.275% due 05/25/2022	147	147
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	66	66
Residential Asset Securitization Trust
4.931% due 10/25/2018	428	426
Residential Funding Mortgage Security
4.981% due 07/25/2018	350	351
6.500% due 03/25/2032	12	12
Rural Housing Trust
8.330% due 04/01/2026	45	45
SACO I, Inc.
4.962% due 11/25/2033	874	857
Salomon Brothers Mortgage Securities
8.500% due 11/25/2024	849	891
4.128% due 09/25/2033	110	107
Securitized Asset Sales, Inc.
6.398% due 06/25/2023	114	115
Sequoia Mortgage Trust
4.970% due 10/20/2027	111	112
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009	1,000	1,053
Structured Adjustable Rate Mortgage Loan Trust
5.071% due 06/25/2034	2,000	2,009
Structured Asset Mortgage Investments, Inc.
6.149% due 05/02/2030	155	155
4.990% due 10/19/2033	232	233
1.000% due 03/25/2036	3,000	3,000
Structured Asset Securities Corp.
6.500% due 10/25/2031	183	182
5.130% due 02/25/2032	30	30
5.686% due 06/25/2032	66	66
7.000% due 11/25/2032	28	29
4.831% due 10/25/2034	1,111	1,112
Travelers Mortgage Services, Inc.
5.583% due 09/25/2018	91	91
Washington Mutual MSC Mortgage Pass-Through Certificates
4.982% due 11/25/2030	290	290
5.383% due 02/25/2033	276	275
Washington Mutual, Inc.
4.851% due 12/25/2027	2,407	2,407
4.816% due 10/25/2032	412	409
5.139% due 10/25/2032	61	60
4.194% due 08/25/2033	122	120
3.177% due 09/25/2033	124	122
4.546% due 02/27/2034	34	33
3.946% due 07/25/2034	470	451
4.378% due 12/19/2039 (e)	1,662	1,635
4.222% due 11/25/2041	49	49
4.367% due 11/25/2041	1,069	1,075
5.018% due 06/25/2042	162	163
4.982% due 07/25/2044	727	732
5.063% due 07/25/2044	582	583
4.822% due 10/25/2044 (e)	4,022	4,042
4.801% due 01/25/2045	1,075	1,077
Wells Fargo Mortgage-Backed Securities Trust
5.250% due 02/25/2018	1,115	1,100
4.675% due 02/25/2033	147	144
4.000% due 08/25/2034	410	395

Total Mortgage-Backed Securities (Cost $96,666)		96,236

ASSET-BACKED SECURITIES 79.1%

AAA Trust
4.705% due 11/26/2035	125	125
Aames Mortgage Investment Trust
4.981% due 10/25/2035 (e)	3,000	3,006
ABFS Mortgage Loan Trust
6.285% due 06/15/2033	2,000	2,008
ACA ABS 2002-1 Ltd.
5.220% due 08/01/2034	4,414	4,447
ACE Securities Corp.
5.381% due 03/25/2035	2,038	2,032
4.781% due 06/25/2035	4,135	4,138
Aegis Asset-Backed Securities Trust
4.781% due 09/25/2034	41	41
American Express Credit Account Master Trust
4.929% due 11/15/2010	75	75
5.249% due 02/15/2012	3,160	3,169
American Residential Eagle Certificate Trust
5.191% due 05/25/2028	1,829	1,830
Ameriquest Mortgage Securities, Inc.
5.000% due 06/25/2006 (a)	44	0
Amortizing Residential Collateral Trust
4.861% due 01/01/2032	123	123
4.851% due 06/25/2032	90	90
4.931% due 08/25/2032	20	20
Amresco Residential Securities Mortgage Loan Trust
5.091% due 03/25/2027	45	45
5.001% due 06/25/2027	27	27
5.136% due 06/25/2027	275	276
5.136% due 09/25/2027	563	563
5.076% due 06/25/2028	321	321
Argent Securities, Inc.
4.661% due 03/25/2036	566	566
4.741% due 03/25/2036 (e)	5,500	5,503
Asset-Backed Funding Certificates
5.261% due 07/25/2033	2,687	2,718
4.901% due 07/25/2034	47	47
5.001% due 02/25/2035	2,000	2,010
Asset-Backed Securities Corp. Home Equity
5.269% due 06/15/2031	25	25
5.449% due 08/15/2032	136	136
Associates Manufactured Housing Pass-Through Certificates
6.900% due 06/15/2027	29	30
Bayview Financial Acquisition Trust
5.189% due 05/28/2044 (e)	1,433	1,439
Bayview Financial Asset Trust
4.230% due 11/25/2039	1,111	1,116
Bear Stearns Asset-Backed Securities, Inc.
1.010% due 03/25/2007 (a)	10,000	440
5.181% due 10/25/2032	247	248
4.981% due 10/27/2032	115	116
4.781% due 09/25/2034	155	155
5.318% due 09/25/5034	869	870
4.327% due 10/25/2034	561	562
5.081% due 06/25/2035	1,000	1,005
4.719% due 01/25/2036	2,032	2,034
5.331% due 11/25/2042	369	374
Capital One Master Trust
4.600% due 08/17/2009	105	105
Capital One Multi-Asset Execution Trust
3.500% due 02/17/2009	40	40
Carmax Auto Owner Trust
2.360% due 10/15/2007	19	19
Carrington Mortgage Loan Trust
4.661% due 06/25/2035	92	92
4.701% due 09/25/2035 (e)	3,833	3,836
CDC Mortgage Capital Trust
4.891% due 08/25/2032	85	86
5.281% due 08/25/2032	2,784	2,787
Cendant Mortgage Corp.
6.000% due 10/21/2033	628	628

See accompanying notes  |  03.31.06  |  Annual Report  31

Schedule of Investments (Cont.)

Asset-Backed Securities Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
Centex Home Equity
4.575% due 06/25/2006 (a)	$21	$0
4.731% due 04/25/2020	151	151
5.061% due 06/25/2034	30	30
5.160% due 09/25/2034	2,000	1,950
5.271% due 09/25/2034	1,400	1,417
Charming Shoppes Master Trust
5.079% due 05/15/2014 (e)	1,000	1,002
Chase Credit Card Master Trust
5.109% due 10/15/2009	50	50
Chase Funding Mortgage Loan Asset-Backed Certificates
4.537% due 09/25/2032	15	15
4.851% due 04/25/2033	19	19
Chase Manhattan Auto Owner Trust
2.570% due 02/16/2010	50	49
CIT Group Home Equity Loan Trust
5.231% due 12/25/2031	1,500	1,505
CIT Rv Trust
6.160% due 06/15/2013	26	26
Collegiate Funding Services Education Loan Trust I
4.619% due 09/30/2013	61	61
Community Program Loan Trust
4.500% due 04/01/2029	500	454
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	2,211	1,824
6.770% due 09/01/2032	49	49
5.790% due 05/01/2033	1,679	1,678
Conseco Recreational Enthusiast Consumer Trust
5.550% due 08/15/2025	2,424	2,413
Contimortgage Home Equity Trust
7.280% due 04/25/2014	256	255
5.229% due 06/15/2025	80	80
Countrywide Asset-Backed Certificates
4.000% due 07/15/2027 (a)	81,000	876
5.181% due 04/25/2032	3,596	3,600
5.081% due 09/25/2032	431	433
4.901% due 09/25/2033	90	90
4.881% due 11/25/2033	84	84
5.051% due 11/25/2033	679	682
5.125% due 01/25/2035	3,000	2,940
4.731% due 05/25/2035	134	134
4.661% due 06/25/2035	51	51
4.741% due 08/25/2035	52	52
4.791% due 10/25/2035 (e)	4,000	4,002
4.751% due 12/25/2035	1,188	1,189
Credit-Based Asset Servicing & Securitization
4.901% due 06/25/2032	27	27
5.211% due 06/25/2032	2,000	2,007
4.080% due 09/25/2033	4	4
5.031% due 11/25/2033	3,827	3,844
Credit-Based Asset Servicing and Securitization
4.500% due 12/25/2006 (a)	4,196	121
CS First Boston Mortgage Securities Corp.
5.331% due 04/25/2032	1,000	1,002
4.831% due 01/25/2043	2,538	2,539
4.510% due 05/25/2044 (e)	1,675	1,678
Daimler Chrysler Auto Trust
2.880% due 10/08/2009	599	591
Embarcadero Aircraft Securitization Trust
2.207% due 08/15/2025 (b)	1,183	18
EMC Mortgage Loan Trust
5.331% due 08/25/2040	1,387	1,409
5.150% due 12/25/2042	3,470	3,474
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,524	1,426
Equity One ABS, Inc.
8.015% due 01/25/2030	121	121
7.600% due 02/25/2032 (e)	1,540	1,537
4.831% due 07/25/2034 (e)	539	540
4.921% due 07/25/2034	26	26
First Alliance Mortgage Loan Trust
4.859% due 10/25/2024	47	47
4.780% due 09/20/2027	61	61
7.520% due 03/20/2031	54	54
First Franklin Mortgage Loan Asset-Backed Certificates
5.041% due 09/25/2030 (e)	1,143	1,143
4.961% due 10/25/2034	1,115	1,119
4.821% due 11/25/2034	57	57
4.981% due 04/25/2035	3,000	3,008
4.671% due 01/25/2036 (e)	3,969	3,972
First International Bank N.A.
5.299% due 03/15/2027	276	191
Fleet Home Equity Loan Trust
4.820% due 01/20/2033	516	517
Ford Credit Auto Owner Trust
2.410% due 08/15/2007	250	249
GMAC Mortgage Corp. Loan Trust
4.691% due 03/25/2035	250	250
Gracechurch Card Funding PLC
4.620% due 06/15/2008	400	400
Green Tree Financial Corp.
6.240% due 11/01/2016	5	5
6.270% due 07/01/2021	207	207
6.450% due 02/01/2025	450	453
6.810% due 12/01/2027	2,905	2,913
6.860% due 03/15/2028	63	64
7.620% due 06/15/2028	204	213
6.870% due 02/01/2030	75	75
6.220% due 03/01/2030	132	128
6.180% due 04/01/2030	1,710	1,657
6.530% due 04/01/2030	1,222	1,202
Greenpoint Home Equity Loan Trust
5.019% due 04/15/2029	188	189
GSAA Trust
4.671% due 02/25/2035	147	147
GSAMP Trust
5.131% due 06/25/2034	451	451
4.771% due 11/25/2035	1,500	1,501
4.980% due 04/25/2036	5,000	5,002
GSRPM Mortgage Loan Trust
4.961% due 09/25/2042	416	418
HFC Home Equity Loan Asset-Backed Certificates
5.100% due 01/20/2034	1,671	1,680
Home Equity Asset Trust
4.881% due 11/25/2032	1	1
5.681% due 12/25/2034	1,000	1,010
4.741% due 05/25/2036 (e)	7,000	7,001
Home Equity Mortgage Trust
4.701% due 07/25/2035	25	25
4.751% due 04/25/2036 (e)	3,911	3,914
Household Mortgage Loan Trust
4.870% due 05/20/2032	218	218
IMC Home Equity Loan Trust
7.310% due 11/20/2028	160	160
Indymac Home Equity Loan Asset-Backed Trust
5.180% due 07/25/2034	1,000	1,015
Indymac Residential Asset-Backed Trust
4.731% due 03/25/2036	2,000	2,001
Irwin Home Equity
5.101% due 06/25/2028	10	10
5.481% due 02/25/2029	1,735	1,749
IXIS Real Estate Capital Trust
4.731% due 09/25/2035 (e)	3,000	3,002
JP Morgan Mortgage Acquisition Corp.
4.701% due 08/25/2027	68	68
Keystone Owner Trust
7.930% due 05/25/2025	57	57
7.400% due 01/25/2029	286	285
LA Arena Funding LLC
7.656% due 12/15/2026	3,133	3,304
Lake Country Mortgage Loan Trust
5.111% due 12/25/2032 (e)	2,467	2,487
Long Beach Mortgage Loan Trust
4.931% due 03/25/2032	2	2
5.531% due 03/25/2032	1,136	1,152
6.231% due 03/25/2032	1,732	1,567
6.581% due 11/25/2032	3,500	3,535
6.481% due 06/25/2033	3,500	3,530
5.051% due 07/25/2035	2,000	2,007
Madison Avenue Manufactured Housing Contract
5.829% due 03/25/2032	1,500	1,503
Mastr Asset-Backed Securities Trust
4.691% due 11/25/2035 (e)	4,346	4,349
4.711% due 01/25/2036	1,800	1,801
Mellon Bank Home Equity Loan Trust
4.810% due 03/20/2027	77	77
Mellon Residential Funding Corp.
6.615% due 02/25/2021 (e)	1,218	1,217
Merrill Auto Trust Securitization
4.591% due 04/25/2008	70	70
Merrill Lynch Mortgage Investors, Inc.
5.581% due 09/25/2032	713	714
4.681% due 09/25/2035	11	11
Mid-State Trust
6.005% due 08/15/2037	1,498	1,512
Money Store Home Equity Trust
5.080% due 08/15/2029	238	238
Morgan Stanley Dean Witter Capital
6.231% due 01/25/2032	1,215	1,217
4.911% due 07/25/2032	9	9
National City Auto Receivables Trust
2.110% due 07/15/2008	28	28
Nelnet Student Loan Trust
4.643% due 04/25/2016	51	51
New Century Home Equity Loan Trust
4.860% due 07/25/2030	37	37
6.140% due 06/20/2031	4,506	4,512
4.671% due 07/25/2035	52	52
Nextcard Credit Card Master Note Trust
6.399% due 12/15/2006	469	279
Nomura Asset Acceptance Corp.
4.920% due 01/25/2036 (e)	3,000	3,009
Novastar Home Equity Loan
5.141% due 07/25/2031	590	590
4.971% due 05/25/2033	15	15
Oakwood Mortgage Investors, Inc.
5.124% due 03/15/2018	662	579
Option One Mortgage Loan Trust
5.141% due 05/25/2029	36	36
5.070% due 08/20/2030	26	26
4.851% due 06/25/2032	14	14
5.151% due 10/12/2032	5,557	5,572
Origen Manufactured Housing
4.989% due 12/15/2013	33	33
6.440% due 03/15/2032	213	213
7.650% due 03/15/2032	2,000	2,028
Ownit Mortgage Loan Asset-Backed Certificates
4.691% due 03/25/2036	78	78
Popular ABS Mortgage Pass-Through Trust
4.771% due 12/25/2034	86	86
Quest Trust
4.390% due 06/25/2034 (e)	845	848
6.281% due 07/20/2034	403	401
5.021% due 09/25/2034	172	172
Renaissance Home Equity Loan Trust
5.381% due 08/25/2032	2,000	2,010
5.201% due 03/25/2033	76	77
5.081% due 12/25/2033	414	417
4.731% due 11/25/2035	83	83
Residential Asset Mortgage Products, Inc.
4.751% due 06/25/2024 (e)	127	128
4.711% due 05/25/2027	126	126
4.751% due 05/25/2027	174	174
4.831% due 01/25/2033	938	940
4.941% due 04/25/2033	19	19
4.831% due 02/25/2034	32	32

32  Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
5.942% due 04/25/2034 (e)	$2,000	$2,013
5.900% due 07/25/2034 (e)	2,000	1,997
5.707% due 08/25/2034 (e)	3,000	2,943
Residential Asset Securities Corp.
4.721% due 09/25/2025	3	3
5.041% due 09/25/2031	56	56
5.131% due 09/25/2031	713	713
7.175% due 12/25/2031	324	324
7.140% due 04/25/2032	865	877
4.901% due 05/25/2032	24	24
4.871% due 06/25/2033	116	116
5.011% due 03/25/2035	7,000	7,028
4.671% due 04/25/2035 (e)	2,358	2,360
4.710% due 03/25/2036 (e)	2,000	2,000
Residential Funding Mortgage Securities II, Inc.
8.350% due 03/25/2025	223	222
4.871% due 01/25/2033	56	56
SACO I, Inc.
5.060% due 02/25/2034	3,978	3,981
5.051% due 10/25/2034	2,442	2,444
5.281% due 10/25/2034	3,000	3,008
Sail Net Interest Margin Notes
7.350% due 11/27/2033	85	85
Salomon Brothers Mortgage Securities
5.061% due 03/25/2028	530	530
Saxon Asset Securities Trust
4.831% due 03/25/2032	33	33
4.691% due 05/25/2035	25	25
Securitized Asset-Backed Receivables LLC Trust
4.671% due 03/25/2035	36	36
SLM Student Loan Trust
4.643% due 10/25/2012	146	146
4.531% due 06/15/2018	93	93
Soundview Home Equity Loan Trust
4.701% due 06/25/2035	500	500
4.681% due 07/25/2035	1,362	1,363
4.721% due 02/25/2036	4,500	4,503
Specialty Underwriting & Residential Finance
4.681% due 12/25/2035	28	28
4.701% due 06/25/2036	204	204
Structured Asset Investment Loan Trust
4.701% due 02/25/2035	44	45
Structured Asset Securities Corp.
3.375% due 08/25/2031	142	128
5.081% due 05/25/2032	57	57
4.871% due 01/25/2033	22	22
5.631% due 01/25/2033	544	546
4.480% due 05/25/2034	475	476
4.900% due 04/25/2035	1,539	1,495
4.711% due 12/25/2035	1,653	1,654
4.942% due 02/25/2036	2,000	2,002
Structured Settlements Fund
7.250% due 12/20/2008	288	290
Terwin Mortgage Trust
4.701% due 07/25/2035	134	134
4.971% due 11/25/2035	704	705
4.761% due 06/25/2036 (e)	1,315	1,317
Truman Capital Mortgage Loan Trust
5.061% due 11/25/2031	38	38
5.731% due 11/25/2032	350	350
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	621
USAA Auto Owner Trust
2.060% due 04/15/2008	23	23
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	330
7.900% due 02/07/2026 (e)	936	974
Wells Fargo Home Equity Trust
4.751% due 02/25/2018	60	60
White River Capital, Inc.
4.590% due 07/08/2008	65	65
WMC Mortgage Loan Pass-Through Certificates
5.395% due 03/20/2029	165	165
World Financial Network Credit Card Master Trust
5.749% due 06/15/2009	2,000	2,020

Total Asset-Backed Securities (Cost $250,910)		248,932

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $92.750 Exp. 12/18/2006	858	6
Strike @ $92.500 Exp. 12/18/2006	49	0
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006	51	0
Strike @ $93.500 Exp. 09/18/2006	105	1

Total Purchased Put Options (Cost $11)		7

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 4.4%

Commercial Paper 0.0%

UBS Finance Delaware LLC
4.850% due 06/29/2006	$100	99

Repurchase Agreement 3.0%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $9,693. Repurchase proceeds are $9,505.)	9,502	9,502

U.S. Treasury Bills 1.4%
4.498% due 06/01/2006-06/15/2006 (c)(f)(g)	4,425	4,380

Total Short-Term Instruments (Cost $13,986)		13,981

Total Investments (d) 134.4% (Cost $425,550)		$422,833

Written Options (i) (0.0%) (Premiums $89)		(10)

Other Assets and Liabilities (Net) (34.4%)		(108,138)

Net Assets 100.0%		$314,685

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Interest only security.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of March 31, 2006, portfolio securities with an aggregate market value of $48,812 were valued with reference to securities whose prices are more readily obtainable.
(e)	The average amount of borrowings outstanding during the period ended March 31, 2006 was $81,657 at a weighted average interest rate of 4.31%. On March 31, 2006, securities valued at $97,159 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $1,485 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(g)	Securities with an aggregate market value of $1,609 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2007	1,200	$(615)
90-Day Eurodollar September Futures	Long	09/2006	900	(1,148)

				$(1,763)

(h)	Swap agreements outstanding on March 31, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011	$5,700	$(76)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	06/21/2016	40,000	518
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	37,000	(88)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	5,900	(121)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007	36,000	(564)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2009	55,500	(572)

						$(903)

See accompanying notes  |  03.31.06  |  Annual Report  33

Schedule of Investments (Cont.)

Asset-Backed Securities Portfolio

March 31, 2006

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 07/25/2033	Sell	4.500%	07/25/2033	$2,000	$17
Bear Stearns & Co., Inc.	Indymac Home Equity Loan Asset-Back Trust floating rate based on 1-month USD-LIBOR plus 0.630% due 06/25/2030	Buy	(0.450)%	06/25/2030	3,740	(5)
Bear Stearns & Co., Inc.	KLIO Funding Corp. floating rate based on 1-month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700)%	04/23/2039	1,000	(8)
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700)%	03/08/2040	2,000	(8)
Credit Suisse First Boston	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 2.2250% due 07/25/2032	Buy	(2.250)%	07/25/2032	5,000	91
Goldman Sachs & Co.	Park Place Securities, Inc. floating rate based on 1-month USD-LIBOR plus 3.500% due 09/25/2034	Sell	5.000%	09/25/2034	2,000	27
J.P. Morgan Chase & Co.	Park Place Securities, Inc. floating rate based on 1-month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(3.000)%	09/25/2034	2,000	(24)
Lehman Brothers, Inc.	ABS Home Equity Index	Sell	2.670%	07/25/2045	1,000	17
Morgan Stanley Dean Witter & Co.	Indymac Home Equity Loan Asset-Back Trust floating rate based on 1-month USD-LIBOR plus 0.630% due 06/25/2030	Sell	1.500%	06/25/2030	3,740	27
Morgan Stanley Dean Witter & Co.	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 2.2250% due 07/25/2032	Sell	2.250%	07/25/2032	5,000	19

						$153

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on March 31, 2006:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.480%	04/03/2006	$3,000	$89	$10

34  Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Developing Local Markets Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 23.3%

Banking & Finance 13.7%

Banque Centrale de Tunisie
7.500% due 09/19/2007	$120	$124
Bear Stearns Cos., Inc.
4.897% due 01/31/2011	1,500	1,503
CIT Group Holdings, Inc.
4.810% due 01/30/2009	1,500	1,502
CIT Group, Inc.
5.000% due 12/19/2007	2,500	2,502
Export-Import Bank of Korea
4.250% due 11/27/2007	1,700	1,669
Goldman Sachs Group, Inc.
4.810% due 11/10/2008	1,000	1,001
5.022% due 03/02/2010	500	501
5.025% due 12/22/2008	1,400	1,401
HSBC Finance Corp.
6.538% due 11/13/2007	1,800	1,836
JPMorgan Chase & Co.
4.720% due 10/02/2009	890	893
Lehman Brothers Holdings, Inc.
4.704% due 10/22/2008	2,500	2,503
4.713% due 01/23/2009	1,000	1,001
5.150% due 12/23/2010	1,100	1,103
Malaysia Global Sukuk, Inc.
5.640% due 07/03/2007	600	605
MBNA Europe Funding PLC
4.950% due 09/07/2007	700	701
Merrill Lynch & Co, Inc.
4.788% due 01/30/2009	500	500
Mirage Resorts, Inc.
7.250% due 10/15/2006	400	404
Morgan Stanley
4.830% due 02/09/2009	1,000	1,002
Pemex Finance Ltd.
9.690% due 08/15/2009	280	301
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	1,500	1,501
SLM Corp.
4.763% due 07/27/2009	1,400	1,400
VTB Capital S.A.
5.250% due 09/21/2007	1,450	1,456
5.680% due 09/21/2007	1,500	1,501
Wachovia Corp.
4.990% due 03/15/2011	1,000	1,001

		27,911

Industrials 5.1%

Cisco Systems, Inc.
4.850% due 02/20/2009	300	300
Cox Communications, Inc.
5.450% due 12/14/2007	1,000	1,007
CSN Iron S.A.
9.125% due 06/01/2007	1,000	1,032
Echostar DBS Corp.
5.750% due 10/01/2008	500	497
El Paso Corp.
6.950% due 12/15/2007	100	101
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	1,000	1,050
Hilton Hotels Corp.
7.950% due 04/15/2007	300	308
HJ Heinz Co.
6.428% due 12/01/2020	700	713
Host Marriott LP
9.250% due 10/01/2007	400	421
JC Penney Corp., Inc.
7.600% due 04/01/2007	300	307
Oracle Corp. & Ozark Holding, Inc.
4.798% due 01/13/2009	1,000	1,001
Qwest Communications International, Inc.
8.249% due 02/15/2009	100	103
RJ Reynolds Tobacco Holdings, Inc.
6.500% due 06/01/2007	400	404
Salomon Brothers AG
9.125% due 04/25/2007	2,075	2,158
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	700	716
Williams Cos., Inc.
5.935% due 02/16/2007	400	408

		10,526

Utilities 4.5%

BellSouth Corp.
4.258% due 04/26/2021	1,100	1,099
CMS Energy Corp.
7.500% due 01/15/2009	100	103
9.875% due 10/15/2007	500	534
Dominion Resources, Inc.
4.819% due 09/28/2007	2,200	2,203
Entergy Gulf States, Inc.
5.610% due 12/08/2008	1,200	1,201
FirstEnergy Corp.
5.500% due 11/15/2006	200	200
Florida Power Corp.
5.141% due 11/14/2008	1,600	1,602
PSEG Power LLC
6.875% due 04/15/2006	200	200
Qwest Capital Funding, Inc.
7.750% due 08/15/2006	100	101
Qwest Corp.
5.625% due 11/15/2008	500	499
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	132	127
Sprint Capital Corp.
4.780% due 08/17/2006	700	699
Verizon Global Funding Corp.
4.879% due 08/15/2007	500	500

		9,068

Total Corporate Bonds & Notes (Cost $47,527)		47,505

U.S. GOVERNMENT AGENCIES 2.0%

Fannie Mae
4.818% due 09/01/2044	720	724
Freddie Mac
4.500% due 04/15/2019	130	129
4.818% due 02/25/2045	1,694	1,701
4.841% due 08/25/2031	545	548
4.861% due 09/25/2031	566	566
5.099% due 12/15/2030	443	445

Total U.S. Government Agencies (Cost $4,105)		4,113

MORTGAGE-BACKED SECURITIES 1.4%

Greenpoint Mortgage Funding Trust
4.851% due 11/25/2045	531	533
Harborview Mortgage Loan Trust
5.016% due 03/19/2037	399	400
Lehman XS Trust
4.910% due 04/25/2046	800	800
Sequoia Mortgage Trust
4.082% due 04/20/2035	675	654
Structured Asset Mortgage Investments, Inc.
0.000% due 03/25/2036	500	500

Total Mortgage-Backed Securities (Cost $2,898)		2,887

ASSET-BACKED SECURITIES 17.3%

ACE Securities Corp.
4.651% due 12/25/2035	465	465
4.691% due 10/25/2035	1,321	1,322
Ameriquest Mortgage Securities, Inc.
4.691% due 10/25/2035	428	428
4.898% due 03/25/2035	98	98
Argent Securities, Inc.
4.661% due 03/25/2036	479	480
4.681% due 11/25/2035	763	764
4.701% due 10/25/2035	700	701
Asset-Backed Funding Certificates
4.691% due 08/25/2035	342	342
4.928% due 08/25/2035	402	402
Asset-Backed Securities Corp. Home Equity
4.661% due 03/25/2035	54	54
Bear Stearns Asset-Backed Securities, Inc.
4.781% due 09/25/2034	1,452	1,454
4.791% due 07/25/2031	164	165
4.791% due 09/25/2031	103	103
4.888% due 12/25/2035	94	94
Citigroup Mortgage Loan Trust, Inc.
4.691% due 09/25/2035	439	439
Countrywide Asset-Backed Certificates
4.681% due 08/25/2035	554	555
4.771% due 08/25/2035	750	751
4.888% due 04/25/2036	300	300
4.948% due 02/25/2036	294	294
4.978% due 08/25/2033	475	475
FBR Securitization Trust
4.691% due 10/25/2035	514	515
4.701% due 09/25/2035	988	989
4.761% due 09/25/2035	1,500	1,501
First Franklin Mortgage Loan Asset-Backed Certificates
4.908% due 01/25/2036	473	473
First NLC Trust
4.691% due 09/25/2035	438	439
4.691% due 12/25/2035	301	301
Fremont Home Loan Trust
4.671% due 01/25/2036	1,696	1,697
GSAMP Trust
4.928% due 01/25/2036	416	417
Home Equity Asset Trust
4.691% due 02/25/2036	817	817
Home Equity Mortgage Trust
4.691% due 02/25/2036	432	432
4.908% due 04/25/2036	156	157
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036	775	775
Long Beach Mortgage Loan Trust
4.640% due 03/25/2036	1,000	1,000
4.781% due 11/25/2034	753	754
4.889% due 04/25/2036	500	500
4.898% due 02/25/2036	288	288
4.908% due 01/25/2036	549	549
Mastr Asset-Backed Securities Trust
4.651% due 01/25/2036	684	685
4.661% due 01/25/2036	193	193
Merrill Lynch Mortgage Investors, Inc.
4.850% due 02/25/2037	400	400
Morgan Stanley Capital I
4.703% due 02/25/2036	1,100	1,100
New Century Home Equity Loan Trust
4.701% due 10/25/2035	239	239
4.928% due 09/25/2035	1,251	1,252
Option One Mortgage Loan Trust
4.479% due 11/25/2035	569	569
Park Place Securities, Inc.
4.751% due 02/25/2035	110	110
Renaissance Home Equity Loan Trust
4.731% due 10/25/2035	595	595
4.781% due 02/25/2035	28	28
Residential Asset Mortgage Products, Inc.
4.691% due 10/25/2035	506	507
4.713% due 02/25/2036	595	595

See accompanying notes  |  03.31.06  |  Annual Report  35

Schedule of Investments (Cont.)

Developing Local Markets Portfolio

March 31, 2006

	Principal Amount (000s)		Value (000s)
Residential Asset Securities Corp.
4.661% due 10/27/2024		$484	$485
4.681% due 09/25/2025		64	64
4.691% due 09/25/2035		594	594
Residential Funding Mortgage Securities II, Inc.
4.721% due 05/25/2015		337	337
SACO I, Inc.
4.691% due 07/25/2035		399	399
4.898% due 01/25/2034		184	184
4.928% due 09/25/2033		456	457
4.928% due 10/25/2033		293	293
SG Mortgage Securities Trust
4.918% due 09/25/2035		387	388
SLM Student Loan Trust
4.593% due 01/25/2013		2,061	2,062
Soundview Home Equity Loan Trust
4.691% due 11/25/2035		564	564
4.751% due 04/25/2035		390	390
4.890% due 05/25/2036		500	500
Structured Asset Investment Loan Trust
4.671% due 07/25/2035		144	144
Structured Asset Securities Corp.
4.681% due 06/25/2035		454	454
4.900% due 04/25/2035		539	523

Total Asset-Backed Securities (Cost $35,389)			35,401

SOVEREIGN ISSUES 6.0%

Brazilian Government International Bond
5.188% due 04/15/2006		1,992	1,974
5.250% due 04/15/2009		1,359	1,359
Chile Government International Bond
5.060% due 01/28/2008		500	503
Guatemala Government Bond
8.500% due 08/03/2007		1,000	1,038
Russian Ministry of Finance
3.000% due 05/14/2006		4,400	4,399
Ukraine Government International Bond
11.000% due 03/15/2007		840	873
Venezuela Government International Bond
5.563% due 12/18/2007		238	239
6.000% due 03/31/2007		238	238
9.125% due 06/18/2007		1,570	1,629

Total Sovereign Issues (Cost $12,237)			12,252

FOREIGN CURRENCY-DENOMINATED ISSUES (c) 0.4%

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016		MP 10,000	883

Total Foreign Currency-Denominated Issues (Cost $951)			883

SHORT-TERM INSTRUMENTS (c) 48.7%

Commercial Paper 47.7%

ANZ National (Int’l) Ltd.
4.490% due 04/12/2006		$4,900	4,894
ASB Bank Ltd.
4.630% due 05/10/2006		2,700	2,687
Bank of Ireland
4.680% due 05/23/2006		5,300	5,265
Barclays U.S. Funding Corp.
4.675% due 05/22/2006		5,200	5,167
BNP Paribas Finance
4.660% due 05/22/2006		600	596
Carolina Power & Light Co.
4.560% due 04/21/2006		500	499
CBA (de) Finance
4.440% due 04/10/2006		500	500
4.660% due 05/22/2006		2,500	2,484
4.810% due 06/20/2006		500	494
Danske Corp.
4.420% due 04/06/2006		4,700	4,698
4.700% due 06/01/2006		500	496
Dexia Delaware LLC
4.430% due 04/06/2006		600	600
4.840% due 06/27/2006		4,100	4,051
DnB NORBank ASA
4.470% due 04/28/2006		1,000	997
4.750% due 06/12/2006		4,900	4,852
Fannie Mae
4.735% due 06/21/2006		5,600	5,538
Florida Power Corp.
4.560% due 04/24/2006		500	499
4.630% due 04/28/2006		400	399
ForeningsSparbanken AB
4.480% due 04/20/2006		4,900	4,890
Freddie Mac
4.223% due 04/25/2006		3,400	3,391
4.354% due 05/16/2006		3,200	3,183
General Electric Capital Corp.
4.870% due 06/29/2006		1,500	1,482
HBOS Treasury Services PLC
4.635% due 05/15/2006		1,900	1,890
4.670% due 05/23/2006		500	497
4.745% due 06/08/2006		3,600	3,567
ING U.S. Funding LLC
4.805% due 06/19/2006		5,600	5,540
Nordea N.A., Inc.
4.500% due 04/20/2006		800	798
San Paolo IMI U.S. Financial Co.
4.710% due 05/30/2006		2,200	2,184
Skandinaviska Enskilda Banken AB
4.830% due 06/22/2006		5,600	5,537
4.840% due 06/22/2006		500	494
Societe Generale N.A.
4.430% due 04/06/2006		600	600
4.670% due 05/23/2006		600	596
4.760% due 06/12/2006		4,900	4,852
Spintab AB
4.550% due 04/26/2006		700	698
4.760% due 06/02/2006		600	595
UBS Finance Delaware LLC
4.440% due 04/28/2006		3,300	3,290
4.480% due 04/20/2006		300	299
4.660% due 05/22/2006		1,600	1,590
4.790% due 07/07/2006		1,000	987
Westpac Capital Corp.
4.700% due 05/23/2006		700	695
Westpac Trust Securities NZ Ltd.
4.660% due 05/22/2006		5,200	5,167

			97,538

Egypt Treasury Bills 0.5%

7.575% due 01/30/2007	EP	6,000	976

Repurchase Agreement 0.5%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $1,071. Repurchase proceeds are $1,046.)		$1,046	1,046

Total Short-Term Instruments (Cost $99,586)			99,560

Total Investments (a) 99.1% (Cost $202,693)			$202,601

Other Assets and Liabilities (Net) 0.9%			1,848

Net Assets 100.0%			$204,449

36  Annual Report  |  03.31.06  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $2,984 were valued with reference to securities whose prices are more readily obtainable.
(b)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	17.930%	10/02/2006	BR	2,650	$7
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	16.120%	07/02/2007		1,150	3
Barclays Bank PLC	KSDA South Korea Daily Closing of 3-month CD	Pay	5.060%	01/17/2011	KW	500,000	8
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MP	4,000	15

							$33

(c)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	13,128	05/2006	$556	$0	$556
Sell		2,205	05/2006	0	(10)	(10)
Buy		8,625	07/2006	138	0	138
Buy		4,885	08/2006	7	(29)	(22)
Buy	CK	238,794	04/2006	266	0	266
Sell		36,210	04/2006	0	(45)	(45)
Buy		199,065	08/2006	50	(49)	1
Buy	CO	2,754,883	04/2006	10	0	10
Buy		8,067,150	07/2006	0	(40)	(40)
Sell		1,808,000	07/2006	13	0	13
Buy	CP	2,658,544	04/2006	167	0	167
Sell		534,900	04/2006	0	(14)	(14)
Buy		4,161,138	07/2006	8	0	8
Buy		25,087	08/2006	0	0	0
Buy	CY	18,861	05/2006	0	(11)	(11)
Sell		3,191	05/2006	1	0	1
Buy		5,900	07/2006	0	(6)	(6)
Buy		20,847	08/2006	0	(11)	(11)
Buy		3,088	03/2007	0	(1)	(1)
Buy	H$	13,271	05/2006	0	0	0
Buy		19,000	08/2006	0	(4)	(4)
Sell		3,872	08/2006	0	0	0
Buy	IR	17,690,000	07/2006	126	0	126
Buy		24,030,000	08/2006	54	0	54
Sell		4,792,500	08/2006	0	(10)	(10)
Buy	IS	9,634	05/2006	0	(5)	(5)
Buy		11,900	08/2006	0	(8)	(8)
Sell		2,362	08/2006	0	(6)	(6)
Buy	KW	7,294,406	05/2006	547	0	547
Sell		1,079,870	05/2006	0	(12)	(12)
Buy		6,159,319	08/2006	22	0	22
Buy		1,328,544	09/2006	3	0	3
Buy	MP	133,515	05/2006	64	(18)	46
Sell		18,340	05/2006	20	0	20
Buy		102,276	08/2006	0	(266)	(266)
Buy	PN	10,377	04/2006	15	0	15
Sell		3,330	04/2006	13	0	13
Buy		1,310	05/2006	0	(10)	(10)
Buy		11,000	07/2006	0	(62)	(62)
Sell		5,384	07/2006	9	0	9
Buy		139	08/2006	0	(1)	(1)
Buy	PZ	44,592	05/2006	613	(38)	575
Sell		5,888	05/2006	0	(21)	(21)
Buy		21,705	08/2006	5	(155)	(150)
Buy		2,218	09/2006	0	(4)	(4)
Buy	RP	181,094	05/2006	97	0	97
Sell		22,400	05/2006	0	(2)	(2)

See accompanying notes  |  03.31.06  |  Annual Report  37

Schedule of Investments (Cont.)

Developing Local Markets Portfolio

March	31, 2006

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	RP	67,560	08/2006	$2	$(4)	$(2)
Buy	RR	204,328	05/2006	267	0	267
Buy		121,157	08/2006	58	0	58
Buy	S$	18,429	05/2006	391	0	391
Sell		2,444	05/2006	0	(14)	(14)
Buy		15,335	08/2006	36	0	36
Buy		1,897	09/2006	5	0	5
Buy	SR	27,686	05/2006	422	0	422
Buy		49,127	08/2006	27	(51)	(24)
Sell		6,391	08/2006	0	(29)	(29)
Buy	SV	178,488	04/2006	201	0	201
Sell		31,570	04/2006	0	(22)	(22)
Buy		166,169	08/2006	16	(18)	(2)
Buy		59,559	09/2006	6	0	6
Buy	T$	156,694	05/2006	128	0	128
Sell		51,930	05/2006	0	(6)	(6)
Buy		64,009	08/2006	0	(37)	(37)
Buy	TB	132,159	05/2006	117	0	117
Sell		19,665	05/2006	0	(6)	(6)
Buy		49,800	08/2006	1	0	1
Buy	TL	6,640	05/2006	233	0	233
Sell		825	05/2006	0	(8)	(8)
Buy		3,065	08/2006	1	(10)	(9)
Buy	UH	2,600	09/2006	0	0	0

				$4,715	$(1,043)	$3,672

38  Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Emerging Markets Portfolio

March 31, 2006

	Principal Amount (000s)		Value (000s)
BRAZIL 19.0%

Brazilian Government International Bond
5.188% due 04/15/2006		$7,999	$7,929
10.271% due 06/29/2009		11,825	13,732
12.000% due 04/15/2010		460	563
10.000% due 08/07/2011		4,200	4,935
10.250% due 06/17/2013		4,450	5,413
10.500% due 07/14/2014		38,225	47,686
7.875% due 03/07/2015		4,050	4,382
8.000% due 01/15/2018		18,160	19,722
8.875% due 10/14/2019		7,300	8,450
12.750% due 01/15/2020		150	224
8.875% due 04/15/2024		8,435	9,772
8.750% due 02/04/2025		2,500	2,869
10.125% due 05/15/2027		14,594	18,958
12.250% due 03/06/2030		10	15
8.250% due 01/20/2034		23,520	25,978
11.000% due 08/17/2040		21,950	28,189
Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008		2,100	2,331
CSN Islands VII Corp.
10.750% due 09/12/2008		2,025	2,225
Petrobras International Finance Co.
7.750% due 09/15/2014		650	707
9.125% due 02/01/2007		1,075	1,110

Total Brazil (Cost $185,421)			205,190

CHILE 1.2%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$3,280	3,296
Banco Santander Chile
4.810% due 12/09/2009		5,000	5,007
5.375% due 12/09/2014		5,000	4,832
CODELCO, Inc.
5.625% due 09/21/2035		2,700	2,556

Total Chile (Cost $15,910)			15,691

CHINA 0.0%

China Development Bank
5.000% due 10/15/2015		$500	476

Total China (Cost $495)			476

COLOMBIA 2.4%

Colombia Government International Bond
10.000% due 01/23/2012		$920	1,089
10.750% due 01/15/2013		1,320	1,647
8.250% due 12/22/2014		19,800	22,374
10.375% due 01/28/2033		900	1,258

Total Colombia (Cost $25,858)			26,368

ECUADOR 2.8%

Ecuador Government International Bond
12.000% due 11/15/2012		$600	612
9.000% due 08/15/2030		30,225	30,376

Total Ecuador (Cost $26,237)			30,988

EGYPT 0.1%

Petroleum Export Ltd.
5.265% due 06/15/2011		$983	962

Total Egypt (Cost $983)			962

EL SALVADOR 0.4%

AES El Salvador Trust
6.750% due 02/01/2016		$4,250	4,152
El Salvador Government International Bond
8.500% due 07/25/2011		125	140

Total El Salvador (Cost $4,369)			4,292

GUATEMALA 0.5%

Guatemala Government Bond
9 .250% due 08/01/2013		$4,717	5,473

Total Guatemala (Cost $4,803)			5,473

HONG KONG 0.0%

Hong Kong Government International Bond
5.125% due 08/01/2014		$150	147

Total Hong Kong (Cost $151)			147

INDIA 0.1%

Industrial Development Bank of India Ltd.
4.750% due 03/03/2009		$1,000	970

Total India (Cost $994)			970

KAZAKHSTAN 0.7%

Intergas Finance BV
6.875% due 11/04/2011		$500	510
Kazkommerts International BV
8.500% due 04/16/2013		1,100	1,172
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		5,450	5,444

Total Kazakhstan (Cost $7,259)			7,126

MALAYSIA 1.4%

Petroliam Nasional Bhd.
7.750% due 08/15/2015		$8,722	10,106
Petronas Capital Ltd.
7.000% due 05/22/2012		800	857
TNB Capital L Ltd.
5.250% due 05/05/2015		4,300	4,160

Total Malaysia (Cost $14,726)			15,123

MEXICO (f) 11.7%

America Movil S.A. de CV
5.750% due 01/15/2015		$600	583
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		1,000	1,105
Mexico Government International Bond
10.375% due 02/17/2009		13	15
8.375% due 01/14/2011		296	329
7.500% due 01/14/2012		725	785
6.375% due 01/16/2013		569	585
5.875% due 01/15/2014		3,700	3,683
6.625% due 03/03/2015		16,872	17,648
11.375% due 09/15/2016		310	438
5.625% due 01/15/2017		11,600	11,264
8.125% due 12/30/2019		23,466	27,631
11.500% due 05/15/2026		3,000	4,665
8.300% due 08/15/2031		4,932	5,973
7.500% due 04/08/2033		7,000	7,822
6.750% due 09/27/2034		200	207
Pemex Project Funding Master Trust
9.125% due 10/13/2010		570	643
8.000% due 11/15/2011		11,955	13,007
7.375% due 12/15/2014		7,261	7,769
9.250% due 03/30/2018		6,455	7,956
8.625% due 02/01/2022		9,928	11,740
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016		MP 10,000	883

	Shares

United Mexican States Value Recovery Right
0.000% due 06/30/2006		68,250,000	955
0.000% due 06/30/2007		90,175,000	2,322

Total Mexico (Cost $123,462)			128,008

	Principal Amount (000s)
MOROCCO 0.0%

Kingdom of Morocco
2.563% due 01/01/2009		$340	341

Total Morocco (Cost $330)			341

PAKISTAN 0.2%

Pakistan Government International Bond
7.125% due 03/31/2016		$1,950	1,951

Total Pakistan (Cost $1,950)			1,951

PANAMA 3.2%

Panama Government International Bond
7.125% due 01/29/2026		$2,000	2,050
9.375% due 04/01/2029		5,008	6,373
6.700% due 01/26/2036		26,142	26,220

Total Panama (Cost $28,967)			34,643

PERU 4.1%

Peru Government International Bond
9.125% due 02/21/2012		$31,571	35,833
9.875% due 02/06/2015		175	207
5.000% due 03/07/2017		8,933	8,505

Total Peru (Cost $43,962)			44,545

QATAR 0.4%

Ras Laffan Liquefied Natural Gas Corp.
5.298% due 09/30/2020		$2,650	2,507
5.838% due 09/30/2027		2,000	1,912

Total Qatar (Cost $4,650)			4,419

RUSSIA (f) 12.6%

Gaz Capital
5.875% due 06/01/2015	EC	4,400	5,611
8.625% due 04/28/2034		$1,000	1,230
Gazprom International S.A.
9.625% due 03/01/2013		3,000	3,563
7.201% due 02/01/2020		650	680
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,200	1,226

See accompanying notes  |  03.31.06  |  Annual Report  39

Schedule of Investments (Cont.)

Emerging Markets Portfolio

March 31, 2006

	Principal Amount (000s)		Value (000s)
Russia Government International Bond
11.000% due 07/24/2018		$1,000	$1,439
12.750% due 06/24/2028		2,000	3,573
5.000% due 03/31/2030		107,156	117,809
VTB Capital S.A.
5.680% due 09/21/2007		3,050	3,062

Total Russia (Cost $137,374)			138,193

SOUTH AFRICA (f) 1.3%

South Africa Government International Bond
5.250% due 05/16/2013	EC	10,552	13,489
8.500% due 06/23/2017		$631	773

Total South Africa (Cost $13,119)			14,262

TUNISIA (f) 1.5%

Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	1,969	2,647
4.750% due 04/07/2011		450	558
7.375% due 04/25/2012		$7,214	7,800
8.250% due 09/19/2027		4,200	5,103

Total Tunisia (Cost $13,789)			16,108

UKRAINE 2.6%

Ukraine Government International Bond
7.343% due 08/05/2009		$16,595	17,790
7.650% due 06/11/2013		10,538	11,090

Total Ukraine (Cost $28,042)			28,880

UNITED STATES 4.7%

Bank Loan Obligations 1.4%

OAO Rosneft Oil Co.
6.131% due 12/30/2008		$15,000	14,981

			14,981

Corporate Bonds & Notes 1.9%

Pemex Project Funding Master Trust
6.125% due 08/15/2008		125	126
7.875% due 02/01/2009		550	579
6.210% due 06/15/2010		3,000	3,087
5.750% due 12/15/2015		5,500	5,273
9.500% due 09/15/2027		6,565	8,426
Southern Copper Corp.
7.500% due 07/27/2035		3,300	3,219

			20,710

U.S. Government Agencies 0.5%

Fannie Mae
5.500% due 04/12/2036		5,500	5,369

U.S. Treasury Obligations 0.9%

U.S. Treasury Note
3.500% due 02/15/2010		2,000	1,907
3.875% due 09/15/2010		8,120	7,813

			9,720

Total United States (Cost $49,979)			50,780

VENEZUELA 7.9%

Bolivarian Republic of Venezuela
9.375% due 01/13/2034		$13,400	17,152
Venezuela Government International Bond
5.375% due 08/07/2010		3,550	3,447
5.194% due 04/20/2011		3,700	3,719
10.750% due 09/19/2013		2,810	3,511
8.500% due 10/08/2014		5,400	6,062
7.650% due 04/21/2025		12,425	13,444
9.250% due 09/15/2027		30,615	38,973

	Share

Venezuela Government Value Recovery Right
0.000% due 04/15/2020		5,000	141

Total Venezuela (Cost $82,030)			86,449

	Principal Amount (000s)

VIETNAM 0.1%

Socialist Republic of Vietnam
6.875% due 01/15/2016		$1,600	1,656

Total Vietnam (Cost $1,572)			1,656

SHORT-TERM INSTRUMENTS 18.7%

Commercial Paper 18.1%

Danske Corp.
4.420% due 04/06/2006		$3,400	3,399
4.510% due 04/26/2006		1,200	1,196
4.700% due 06/01/2006		36,400	36,120
Fannie Mae
4.316% due 04/03/2006		8,600	8,600
Federal Home Loan Bank
4.630% due 04/03/2006		7,000	7,000
Rabobank USA Financial Corp.
4.830% due 04/03/2006		27,100	31,300
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006		7,200	7,194
4.840% due 06/22/2006		27,100	26,797
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		31,300	31,292
UBS Finance Delaware LLC
4.440% due 04/10/2006		41,000	40,965
4.480% due 04/20/2006		800	798
4.480% due 05/10/2006		3,400	3,384

			198,045

Tri-Party Repurchase Agreement 0.4%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 4.875% due 09/05/2007 valued at $4,660. Repurchase proceeds are $4,567.)		4,565	4,565

U.S. Treasury Bills 0.2%

4.489% due 06/01/2006 - 06/15/2006 (b)(c)(d)		1,515	1,500

Total Short-Term Instruments (Cost $204,123)			204,110

Total Investments (a) 97.6% (Cost $1,020,554)			$1,067,151

Other Assets and Liabilities (Net) 2.4%			25,757

Net Assets 100.0%			$1,092,908

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $16,005 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $1,237 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(d)	Securities with an aggregate market value of $263 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	59	$(55)
90-Day Eurodollar December Futures	Long	12/2007	632	(37)
90-Day Eurodollar June Futures	Long	06/2007	632	(41)
90-Day Eurodollar March Futures	Long	03/2007	471	(6)
90-Day Eurodollar March Futures	Long	03/2008	632	(37)
90-Day Eurodollar September Futures	Long	09/2007	632	(35)
U.S. Treasury 30-Year Bond Futures	Long	06/2006	93	(343)
U.S. Treasury 5-Year Note Futures	Long	06/2006	73	(45)

				$(599)

40  Annual Report  |  03.31.06  |  See accompanying notes

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MP	38,000	141
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$1,800	(24)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		1,800	(37)

							$80

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay) Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%	03/20/2011	$11,000	$(34)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.460%	04/20/2011	20,000	2
Citibank N.A.	Multiple reference entities of Gazprom	Sell	1.060%	04/20/2011	7,000	0
Citibank N.A.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.800%	11/15/2013	9,500	1,323
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	3,750	15
Credit Suisse First Boston	Multiple reference entities of Gazprom	Sell	0.720%	04/20/2006	2,500	10
Credit Suisse First Boston	Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	30,000	6,156
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	6,000	686
Goldman Sachs & Co.	Brazilian Government International Bond 14.500% due 10/15/2009	Sell	27.750%	11/04/2007	3,650	1,944
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	5,300	543
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	50	0
J.P. Morgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	18,000	2,113
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	10,700	1,122
J.P. Morgan Chase & Co.	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	1.500%	04/20/2016	10,000	42
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%)	03/20/2008	5,000	(195)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%)	09/20/2008	5,000	(173)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.780%)	09/20/2010	12,000	(653)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	4,700	(123)
Lehman Brothers, Inc.	Multiple reference entities of Gazprom	Sell	1.330%	03/20/2016	6,025	(36)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2016	20,000	(159)
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	2,800	0
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.740%	11/18/2013	10,000	1,352
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	141
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,100	77

						$14,153

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  03.31.06  |  Annual Report  41

Schedule of Investments (Cont.)

Emerging Markets Portfolio

March 31, 2006

(f)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	4,182	08/2006	$16	$(27)	$(11)
Buy	CP	231,500	07/2006	0	0	0
Buy		873,624	08/2006	15	0	15
Buy	CY	23,884	09/2006	0	(17)	(17)
Buy	EC	20,440	04/2006	0	(129)	(129)
Sell		37,564	04/2006	0	(70)	(70)
Buy	IR	33,156,000	08/2006	74	0	74
Buy	JY	787,404	05/2006	20	0	20
Buy	KW	2,073,700	07/2006	22	0	22
Buy		1,171,009	08/2006	0	(5)	(5)
Buy		3,964,497	09/2006	10	0	10
Buy	MP	21,240	08/2006	0	(64)	(64)
Buy	PN	3,507	05/2006	0	(28)	(28)
Buy		2,244	08/2006	0	(14)	(14)
Buy	PZ	16,905	05/2006	0	(76)	(76)
Buy		2,620	08/2006	0	(17)	(17)
Buy	RP	1,746	05/2006	1	0	1
Buy		58,033	09/2006	6	0	6
Buy	RR	28,624	07/2006	11	0	11
Buy		164,914	08/2006	94	0	94
Buy	S$	442	04/2006	3	0	3
Buy		1,768	07/2006	3	0	3
Buy		1,701	08/2006	8	0	8
Buy	SR	27,547	08/2006	0	(51)	(51)
Buy	SV	44,078	08/2006	18	(2)	16
Buy		160,215	09/2006	17	0	17
Buy	T$	55,435	08/2006	0	(12)	(12)

				$318	$(512)	$(194)

42  Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

High Yield Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 2.7%

Centennial Cellular Operating Co. LLC
5.740% due 01/20/2011	$420	$426
6.450% due 01/20/2011	60	60
6.656% due 01/20/2011	24	25
6.830% due 01/20/2011	42	43
6.450% due 02/09/2011	378	384
Goodyear Tire & Rubber Co.
7.060% due 04/30/2010	1,000	1,016
Headwaters, Inc.
5.870% due 04/30/2011	674	680
HealthSouth Corp.
8.150% due 02/02/2013	1,250	1,261
Hertz Corp.
4.500% due 12/21/2012	167	169
5.000% due 12/21/2012	195	198
6.830% due 12/21/2012	1,135	1,152
Intelsat Ltd.
5.000% due 04/24/2006	1,000	1,001
Roundy’s Supermarket, Inc.
7.490% due 11/01/2011	1,733	1,759
7.720% due 11/01/2011	262	265

Total Bank Loan Obligations (Cost $8,356)		8,439

CORPORATE BONDS & NOTES 89.8%

Banking & Finance 20.9%

AES Ironwood LLC
8.857% due 11/30/2025	813	914
AES Red Oak LLC
8.540% due 11/30/2019	753	825
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	1,756	1,954
Bluewater Finance Ltd.
10.250% due 02/15/2012	1,525	1,609
Bombardier Capital, Inc.
7.090% due 03/30/2007 (h)	1,000	1,007
Consolidated Communications Illinois
9.750% due 04/01/2012	326	347
Eircom Funding
8.250% due 08/15/2013	285	308
Ferrellgas Escrow LLC
6.750% due 05/01/2014	960	929
Ford Motor Credit Co.
5.800% due 01/12/2009	2,000	1,828
7.375% due 10/28/2009	160	151
7.375% due 02/01/2011	15,591	14,357
7.250% due 10/25/2011	4,275	3,900
Forest City Enterprises, Inc.
7.625% due 06/01/2015	500	530
General Motors Acceptance Corp.
5.625% due 05/15/2009	1,500	1,397
7.250% due 03/02/2011	935	887
6.000% due 04/01/2011	887	764
6.875% due 09/15/2011	1,820	1,698
7.000% due 02/01/2012	270	252
6.875% due 08/28/2012	3,075	2,840
6.750% due 12/01/2014	3,900	3,516
8.000% due 11/01/2031	4,950	4,691
JSG Funding PLC
9.625% due 10/01/2012	3,385	3,597
K&F Acquisition, Inc.
7.750% due 11/15/2014	800	814
KRATON Polymers LLC
8.125% due 01/15/2014	2,050	2,065
Mirage Resorts, Inc.
7.250% due 08/01/2017	1,000	1,021
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	1,025	1,019
Rotech Healthcare, Inc.
9.500% due 04/01/2012	2,245	2,346
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	675	597
Tenneco, Inc.
10.250% due 07/15/2013	1,840	2,052
8.625% due 11/15/2014	1,075	1,080
TRAINS
7.406% due 06/15/2015	3,297	3,339
Universal City Development Partners
11.750% due 04/01/2010	887	982
Universal City Florida Holding Co.
8.375% due 05/01/2010	300	304
Ventas Realty LP
8.750% due 05/01/2009	1,575	1,677
Wind Acquisition Finance S.A.
10.750% due 12/01/2015	500	542

		66,139

Industrials 54.1%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	1,000	1,010
6.000% due 06/20/2013	325	281
7.400% due 04/01/2018	500	427
8.850% due 08/01/2030	2,600	2,346
Alderwoods Group, Inc.
7.750% due 09/15/2012	1,000	1,032
Alliance One International, Inc.
11.000% due 05/15/2012	590	569
Allied Waste North America
6.375% due 04/15/2011	990	974
7.250% due 03/15/2015	4,200	4,305
American Media Operations, Inc.
10.250% due 05/01/2009	594	541
AmeriGas Partners LP
7.250% due 05/20/2015	1,000	1,005
7.125% due 05/20/2016	1,500	1,500
Arco Chemical Co.
10.250% due 11/01/2010	250	270
Argo-Tech Corp.
9.250% due 06/01/2011	625	662
Armor Holdings, Inc.
8.250% due 08/15/2013	850	916
Arvin Capital I
9.500% due 02/01/2027	560	568
ArvinMeritor, Inc.
8.750% due 03/01/2012	1,980	1,960
Aviall, Inc.
7.625% due 07/01/2011	775	796
Ball Corp.
6.625% due 03/15/2018	325	324
Bombardier Recreational Products, Inc.
8.375% due 12/15/2013	260	276
Bombardier, Inc.
6.750% due 05/01/2012	100	96
6.300% due 05/01/2014	1,050	969
Bowater Canada Finance
7.950% due 11/15/2011	690	692
Bowater, Inc.
6.500% due 06/15/2013	500	469
Boyd Gaming Corp.
7.125% due 02/01/2016	425	433
Buhrmann US, Inc.
8.250% due 07/01/2014	1,000	1,045
CanWest Media, Inc.
8.000% due 09/15/2012	830	855
CCO Holdings LLC
8.750% due 11/15/2013	1,985	1,940
Celestica, Inc.
7.625% due 07/01/2013	400	403
Cenveo Corp.
9.625% due 03/15/2012	425	460
Chart Industries, Inc.
9.125% due 10/15/2015	300	311
Charter Communications Operating LLC
8.375% due 04/30/2014	1,750	1,754
Chesapeake Energy Corp.
7.500% due 06/15/2014	335	353
7.000% due 08/15/2014	575	591
6.375% due 06/15/2015	150	148
6.625% due 01/15/2016	1,200	1,203
6.875% due 01/15/2016	525	532
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	562	568
Community Health Systems, Inc.
10.000% due 03/13/2007	1,500	1,543
Continental Airlines, Inc.
7.056% due 09/15/2009	1,035	1,068
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	50	46
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	275	286
7.750% due 11/15/2015	350	365
CSC Holdings, Inc.
8.125% due 08/15/2009	300	311
7.625% due 04/01/2011	3,000	3,030
7.250% due 04/15/2012	875	860
7.875% due 02/15/2018	200	201
DaVita, Inc.
7.250% due 03/15/2015	1,840	1,858
Delhaize America, Inc.
9.000% due 04/15/2031	1,805	2,097
Delta Air Lines, Inc.
7.379% due 05/18/2010	214	216
7.570% due 11/18/2010	400	400
Dex Media West LLC
8.500% due 08/15/2010	25	27
9.875% due 08/15/2013	1,075	1,195
DirecTV Holdings LLC
8.375% due 03/15/2013	780	837
6.375% due 06/15/2015	1,225	1,216
Dresser, Inc.
9.375% due 04/15/2011	1,710	1,795
Dresser-Rand Group, Inc.
7.625% due 11/01/2014	639	655
DRS Technologies, Inc.
7.625% due 02/01/2018	750	776
Echostar DBS Corp.
6.375% due 10/01/2011	2,025	1,990
7.125% due 02/01/2016	1,880	1,859
El Paso Corp.
7.625% due 09/01/2008	400	410
7.875% due 06/15/2012	2,675	2,799
7.375% due 12/15/2012	2,100	2,147
8.050% due 10/15/2030	300	310
7.750% due 01/15/2032	250	253
El Paso Production Holding Co.
7.750% due 06/01/2013	3,700	3,853
Encore Acquisition Co.
6.250% due 04/15/2014	415	399
6.000% due 07/15/2015	75	70
Equistar Chemicals LP
10.125% due 09/01/2008	105	112
8.750% due 02/15/2009	1,115	1,160
Extendicare Health Services, Inc.
9.500% due 07/01/2010	725	769
Ferrellgas Partners LP
8.750% due 06/15/2012	1,775	1,806
Ford Motor Co.
7.450% due 07/16/2031	3,200	2,392
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	2,325	2,476
Gaylord Entertainment Co.
8.000% due 11/15/2013	725	759
General Cable Corp.
9.500% due 11/15/2010	625	678

See accompanying notes  |  03.31.06  |  Annual Report  43

Schedule of Investments (Cont.)

High Yield Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
General Motors Corp.
8.250% due 07/15/2023	$1,525	$1,106
8.375% due 07/15/2033	750	553
Georgia-Pacific Corp.
8.000% due 01/15/2024	2,500	2,534
7.375% due 12/01/2025	670	647
7.750% due 11/15/2029	750	739
Greif, Inc.
8.875% due 08/01/2012	760	813
Hanover Compressor Co.
8.625% due 12/15/2010	120	126
Hanover Equipment Trust
8.500% due 09/01/2008	488	501
HCA, Inc.
6.950% due 05/01/2012	2,100	2,131
6.250% due 02/15/2013	575	561
6.750% due 07/15/2013	50	50
7.190% due 11/15/2015	950	974
6.500% due 02/15/2016	100	98
7.690% due 06/15/2025	1,000	994
Herbst Gaming, Inc.
8.125% due 06/01/2012	500	522
7.000% due 11/15/2014	500	501
Hertz Corp.
8.875% due 01/01/2014	600	625
Horizon Lines LLC
9.000% due 11/01/2012	555	590
Host Marriott LP
6.750% due 06/01/2016	775	778
Ingles Markets, Inc.
8.875% due 12/01/2011	1,475	1,549
Intelsat Subsidiary Holding Co. Ltd.
9.609% due 01/15/2012	775	791
8.250% due 01/15/2013	590	603
8.625% due 01/15/2015	1,125	1,167
Invensys PLC
9.875% due 03/15/2011	840	897
JC Penney Corp., Inc.
7.400% due 04/01/2037	175	190
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	96	95
7.500% due 06/01/2013	300	283
JET Equipment Trust
10.000% due 06/15/2012 (a)	490	403
7.630% due 08/15/2012 (a)	352	211
L-3 Communications Corp.
6.375% due 10/15/2015	625	619
Legrand S.A.
8.500% due 02/15/2025	745	916
Mandalay Resort Group
9.375% due 02/15/2010	145	158
7.625% due 07/15/2013	4,381	4,545
Mediacom Broadband LLC
11.000% due 07/15/2013	2,400	2,568
MGM Mirage
8.500% due 09/15/2010	500	537
6.750% due 04/01/2013	550	550
Nalco Co.
7.750% due 11/15/2011	770	783
8.875% due 11/15/2013	600	627
New Skies Satellites NV
9.125% due 11/01/2012	500	539
Newfield Exploration Co.
6.625% due 04/15/2016	700	703
Newpark Resources
8.625% due 12/15/2007	1,084	1,089
Norampac, Inc.
6.750% due 06/01/2013	1,025	981
Northwest Airlines, Inc.
6.841% due 10/01/2012	1,000	1,001
6.810% due 02/01/2020	295	292
Novelis, Inc.
7.250% due 02/15/2015	925	893
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	745	801
6.750% due 12/01/2014	1,050	1,032
Pacific Energy Partners LP
6.250% due 09/15/2015	700	686
Plains Exploration & Production Co.
7.125% due 06/15/2014	500	516
PQ Corp.
7.500% due 02/15/2013	650	627
Primedia, Inc.
8.875% due 05/15/2011	50	49
Quiksilver, Inc.
6.875% due 04/15/2015	1,650	1,613
Qwest Communications International, Inc.
7.250% due 02/15/2011	2,810	2,894
7.500% due 02/15/2014	6,075	6,287
RH Donnelley Corp.
6.875% due 01/15/2013	175	164
8.875% due 01/15/2016	2,450	2,560
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	1,110	1,152
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	600	606
Rogers Cable, Inc.
6.750% due 03/15/2015	1,950	1,999
Roseton
7.270% due 11/08/2010	1,175	1,188
7.670% due 11/08/2016	2,600	2,658
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	275	290
Sanmina-SCI Corp.
8.125% due 03/01/2016	775	787
SemGroup LP
8.750% due 11/15/2015	350	359
Seneca Gaming Corp.
7.250% due 05/01/2012	1,065	1,081
SESI LLC
8.875% due 05/15/2011	1,095	1,150
Sheraton Holding Corp.
7.375% due 11/15/2015	600	651
Smurfit Capital Funding PLC
7.500% due 11/20/2025	500	467
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	200	206
8.375% due 07/01/2012	2,275	2,252
Solectron Global Finance Ltd.
8.000% due 03/15/2016	275	277
Sonat, Inc.
7.625% due 07/15/2011	600	621
Southern Natural Gas Co.
7.350% due 02/15/2031	1,000	1,034
Spectrum Brands, Inc.
8.500% due 10/01/2013	1,500	1,395
7.375% due 02/01/2015	350	306
Station Casinos, Inc.
6.500% due 02/01/2014	390	388
6.875% due 03/01/2016	1,180	1,192
Stone Container Finance
7.375% due 07/15/2014	850	795
Suburban Propane Partners LP
6.875% due 12/15/2013	975	941
Sungard Data Systems, Inc.
9.125% due 08/15/2013	1,030	1,094
Superior Essex Communications LLC
9.000% due 04/15/2012	775	783
Tenet Healthcare Corp.
6.500% due 06/01/2012	590	534
7.375% due 02/01/2013	25	23
9.875% due 07/01/2014	175	178
TransMontaigne, Inc.
9.125% due 06/01/2010	650	694
Triad Hospitals, Inc.
7.000% due 11/15/2013	1,445	1,431
Trinity Industries, Inc.
6.500% due 03/15/2014	535	538
TRW Automotive, Inc.
9.375% due 02/15/2013	1,590	1,727
UGS Corp.
10.000% due 06/01/2012	465	514
US Airways Group, Inc.
9.625% due 09/01/2024 (a)	662	2
9.330% due 01/01/2049 (a)	148	1
VWR International, Inc.
6.875% due 04/15/2012	1,700	1,683
8.000% due 04/15/2014	500	501
Williams Cos., Inc.
7.625% due 07/15/2019	600	642
7.875% due 09/01/2021	750	810
7.500% due 01/15/2031	350	365
7.750% due 06/15/2031	1,055	1,124
8.750% due 03/15/2032	1,595	1,874
Wynn Las Vegas LLC
6.625% due 12/01/2014	3,750	3,661
Xerox Corp.
6.875% due 08/15/2011	300	309
6.400% due 03/15/2016	500	499

		171,452

Utilities 14.8%

AES Corp.
9.500% due 06/01/2009	1,500	1,624
8.750% due 05/15/2013	1,525	1,655
American Cellular Corp.
10.000% due 08/01/2011	725	790
Cincinnati Bell Tele Co.
6.300% due 12/01/2028	1,000	928
Cincinnati Bell, Inc.
8.375% due 01/15/2014	2,520	2,574
7.000% due 02/15/2015	250	249
Citizens Communications Co.
6.250% due 01/15/2013	895	875
7.000% due 11/01/2025	25	22
9.000% due 08/15/2031	800	859
CMS Energy Corp.
7.500% due 01/15/2009	175	181
8.500% due 04/15/2011	950	1,031
6.875% due 12/15/2015	50	51
Exco Resources, Inc.
7.250% due 01/15/2011	125	125
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	795	803
Homer City Funding LLC
8.734% due 10/01/2026	297	337
Insight Midwest LP
10.500% due 11/01/2010	1,485	1,570
IPALCO Enterprises, Inc.
8.625% due 11/14/2011	835	916
Midwest Generation LLC
8.560% due 01/02/2016	2,047	2,208
8.750% due 05/01/2034	3,350	3,643
MSW Energy Holdings II LLC
7.375% due 09/01/2010	1,115	1,154
MSW Energy Holdings LLC
8.500% due 09/01/2010	185	197
NRG Energy, Inc.
7.250% due 02/01/2014	725	739
7.375% due 02/01/2016	1,555	1,592
PSEG Energy Holdings LLC
8.625% due 02/15/2008	100	105
10.000% due 10/01/2009	375	417
8.500% due 06/15/2011	3,695	4,000

44  Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Qwest Corp.
8.875% due 03/15/2012	$1,125	$1,263
7.500% due 06/15/2023	1,094	1,117
7.200% due 11/10/2026	2,500	2,528
6.875% due 09/15/2033	500	483
7.250% due 10/15/2035	381	382
Reliant Energy, Inc.
9.250% due 07/15/2010	1,575	1,585
6.750% due 12/15/2014	2,060	1,828
Rogers Wireless, Inc.
7.250% due 12/15/2012	620	656
7.500% due 03/15/2015	975	1,051
Rural Cellular Corp.
8.250% due 03/15/2012	1,015	1,061
Sierra Pacific Resources
8.625% due 03/15/2014	500	545
South Point Energy Center LLC
8.400% due 05/30/2012	1,699	1,622
Suncom Wireless, Inc.
8.500% due 06/01/2013	285	272
Tenaska Alabama Partners LP
7.000% due 06/30/2021	297	299
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	1,000	1,078
Time Warner Telecom, Inc.
10.125% due 02/01/2011	565	597
Wilmington Trust Co.-Tucson Electric
10.732% due 01/01/2013 (h)	1,851	1,912

		46,924

Total Corporate Bonds & Notes (Cost $282,519)		284,515

MORTGAGE-BACKED SECURITIES 0.3%

RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027	1,141	1,051

Total Mortgage-Backed Securities (Cost $752)		1,051

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 2.7%

Amadeus Global Travel Distribution S.A.
2.750% due 04/08/2013	EC 1,500	1,838
JSG Holding PLC
11.500% due 10/01/2015	909	1,145
Lighthouse International Co. S.A.
8.000% due 04/30/2014	1,965	2,575
Rhodia S.A.
8.000% due 06/01/2010	1,000	1,290
SigmaKalon
4.587% due 06/30/2012	1,000	1,197
Telenet Communications NV
9.000% due 12/15/2013	374	506

Total Foreign Currency-Denominated Issues (Cost $7,932)		8,551

	Notional Amount (000s)

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese
Yen (OTC) Strike @ JY115.000 Exp. 05/26/2006	$400	3

Total Purchased Put Options (Cost $6)		3

	Shares

CONVERTIBLE PREFERRED STOCK 0.1%

Chesapeake Energy Corp.
4.500% due 12/31/2049	3,000	288

Total Convertible Preferred Stock (Cost $300)		288

PREFERRED SECURITY 0.4%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	200	205

	Notional Amount (000s)

Xerox Capital Trust I
8.000% due 02/01/2027	$1,000	1,040

Total Preferred Security (Cost $1,262)		1,245

	Principal Amount (000s)

CONVERTIBLE BONDS & NOTES 0.2%

CMS Energy Corp.
2.875% due 12/01/2024	650	699

Total Convertible Bonds & Notes (Cost $752)		699

SHORT-TERM INSTRUMENTS 2.5%

Commercial Paper 1.5%

Danske Corp.
4.830% due 06/26/2006	3,900	3,854
UBS Finance Delaware LLC
4.850% due 06/29/2006	900	889

		4,743

Repurchase Agreement 0.7%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $2,400. Repurchase proceeds are $2,354.)	2,353	2,353

U.S. Treasury Bills 0.3%

4.502% due 06/01/2006- 06/15/2006 (b)(d)(e)	890	883

Total Short-Term Instruments (Cost $7,981)		7,979

Total Investments (c) 98.7% (Cost $309,860)		$312,770

Written Options (g) (0.0%) (Premiums $174)		(129)

Other Assets and Liabilities (Net) 1.3%		4,378

Net Assets 100.0%		$317,019

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Security is in default.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of March 31, 2006, portfolio securities with an aggregate market value of $5,047 valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Securities with an aggregate market value of $386 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	56	$(64)

See accompanying notes  |  03.31.06  |  Annual Report  45

Schedule of Investments (Cont.)

High Yield Portfolio

March 31, 2006

(f)	Swap agreements outstanding on March 31, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.50%	06/20/06	$500	$3
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.75%	12/20/06	1,000	15
Bank of America	AES Corp. 8.750% due 05/15/2013	Sell	1.50%	12/20/07	1,000	7
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.25%	12/20/07	1,000	11
Bear Stearns & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.40%	06/20/06	1,500	4
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	0.82%	12/20/07	1,500	6
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.00%	12/20/07	1,000	2
Credit Suisse First Boston	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.80%	12/20/10	500	10
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	0.75%	12/20/07	1,000	5
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.10%	12/20/07	1,000	16
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.77%	12/20/10	1,600	46
J.P. Morgan Chase & Co.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.30%	12/20/07	1,000	19
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.50%	06/20/06	600	3
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.15%	09/20/08	3,000	(413)

						$(266)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	270	$58	$4
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	177	44	100

			Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY 112.000	05/26/2006	$400	3	1

				$105	$105

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.500%	06/02/2006	$6,500	$36	$24
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.000%	06/02/2006	6,500	33	0

							$69	$24

(h)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$1,003	$1,007	0.32%
Wilmington Trust Co. – Tucson Electric	10.732%	01/01/2013	12/08/2000	1,958	1,912	0.60

				$2,961	$2,919	0.92%

(i)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Buy	EC	3,519	04/2006	$0	$(22)	$(22)
Sell		10,450	04/2006	0	(31)	(31)

				$0	$(53)	$(53)

46  Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

International Portfolio

March 31, 2006

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.1%

Medallion Trust
4.798% due 07/12/2031		$1,888	$1,891
Superannuation Members Home Loans Global Fund
5.165% due 06/15/2026		20	20

Total Australia (Cost $1,908)			1,911

CAYMAN ISLANDS (h) 0.0%

SHL Corp. Ltd.
0.811% due 12/25/2024	JY	40,352	343

Total Cayman Islands (Cost $363)			343

CROATIA 0.1%

Croatia Government International Bond
5.625% due 07/31/2006		$69	69
5.625% due 07/31/2010		1,227	1,235

Total Croatia (Cost $1,285)			1,304

FINLAND (h) 1.6%

Finland Government Bond
2.750% due 07/04/2006	EC	25,000	30,304

Total Finland (Cost $29,966)			30,304

FRANCE (h) 11.7%

Axa S.A.
3.750% due 01/01/2017	EC	1,357	2,285
France Government Bond
4.000% due 04/25/2014		25,000	30,839
4.000% due 04/25/2055		22,500	27,408
French Treasury Note
4.500% due 07/12/2006		133,000	161,858

Total France (Cost $219,899)			222,390

GERMANY (h) 0.1%

Republic of Germany
4.250% due 01/04/2014	EC	1,000	1,254
4.250% due 07/04/2014		500	627

Total Germany (Cost $2,015)			1,881

ITALY (h) 24.2%

Italy Buoni Poliennali Del Tesoro
2.750% due 05/15/2006	EC	377,000	456,825

Total Italy (Cost $455,178)			456,825

JERSEY, CHANNEL ISLANDS (h) 1.2%

Haus Ltd.
2.931% due 12/14/2037	EC	12,399	14,481
Lloyds TSB Capital
7.375% due 02/07/2049		5,250	7,376

Total Jersey, Channel Islands (Cost $16,515)			21,857

MEXICO 0.1%

Mexico Government International Bond
8.300% due 08/15/2031		$900	1,090

Total Mexico (Cost $836)			1,090

NETHERLANDS (h) 9.6%

Netherlands Government Bond
3.000% due 07/15/2006	EC	150,000	$181,848

Total Netherlands (Cost $182,263)			181,848

NEW ZEALAND (h) 0.2%

New Zealand Government Bond
4.500% due 02/15/2016	N$	3,523 $	2,943

Total New Zealand (Cost $1,771)			2,943

SPAIN (h) 0.4%

Hipotebansa Mortgage Securitization Fund
2.663% due 07/18/2022	EC	3,869	4,486
Spain Government Bond
4.200% due 01/31/2037		3,000	3,748

Total Spain (Cost $7,483)			8,234

SUPRANATIONAL (h) 0.2%

European Investment Bank
5.500% due 12/07/2009	BP	2,300	4,101

Total Supranational (Cost $3,300)			4,101

TUNISIA (h) 0.2%

Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	1,800	2,420
7.375% due 04/25/2012		$500	541

Total Tunisia (Cost $2,329)			2,961

UNITED KINGDOM (h) 1.0%

Bauhaus Securities Ltd.
2.854% due 10/30/2052	EC	8,207	9,970
United Kingdom Gilt
7.750% due 09/08/2006	BP	5,890	10,378

Total United Kingdom (Cost $17,388)			20,348

UNITED STATES 15.2%

Asset-Backed Securities 0.0%

Advanta Mortgage Loan Trust
4.956% due 11/25/2029		$35	35
Conseco Finance
5.119% due 10/15/2031		27	27

			62

Corporate Bonds & Notes 0.0%

Kroger Co.
5.500% due 02/01/2013		100	97

Mortgage-Backed Securities 0.0%

Bear Stearns Adjustable Rate Mortgage Trust
5.943% due 06/25/2032		22	22
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		246	246
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025		37	37

			305

U.S. Government Agencies 1.1%

Fannie Mae
5.500% due 04/12/2036		4,500	4,393
6.000% due 12/01/2033		14	14
6.500% due 05/01/2028-11/01/2034 (b)		832	852
7.000% due 09/25/2023		169	175
8.800% due 01/25/2019		234	248
Freddie Mac
6.500% due 07/15/2028		3,734	3,802
Government National Mortgage Association
4.375% due 03/20/2022-06/20/2030 (b)		5,426	5,464
4.750% due 08/20/2022-09/20/2026 (b)		1,015	1,022
5.125% due 11/20/2022-11/20/2024 (b)		1,434	1,446
7.500% due 09/15/2025-11/15/2030 (b)		4,065	4,249
8.500% due 07/15/2008-07/15/2030 (b)		55	60

			21,725

U.S. Treasury Obligations 14.1%

U.S. Treasury Bond
6.000% due 02/15/2026		1,400	1,563
U.S. Treasury Notes
3.875% due 09/15/2010		8,760	8,429
4.250% due 08/15/2014		155,000	148,406
4.125% due 05/15/2015		113,400	107,194

			265,592

Total United States (Cost $290,253)			287,781

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY130.000 Exp. 04/11/2006		$325,000	3
Strike @ JY120.000 Exp. 12/11/2006		68,000	657

Total Purchased Call Options (Cost $983)			660

PURCHASED PUT OPTIONS 1.6%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY126.500 Exp. 05/09/2006		$350,000	27,900
Strike @ JY115.000 Exp. 05/26/2006		200,000	1,615

	# of Contracts

U.S. Treasury 10-Year Notes June Futures (CBOT)
Strike @ $100.000 Exp. 05/26/2006		3,108	49
Strike @ $101.000 Exp. 05/26/2006		1,075	17

Total Purchased Put Options (Cost $31,730)			29,581

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (h) 86.7%

Commercial Paper 7.9%

Danske Corp.
4.830% due 06/26/2006		$18,400	18,184
4.840% due 06/27/2006		37,934	37,484
Rabobank USA Financial Corp.
4.830% due 04/03/2006		42,500	42,500
TotalFinaElf Capital S.A.
4.760% due 04/05/2006		51,900	51,886

			150,054

Tri-Party Repurchase Agreement 0.5%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 4.840% due 06/22/2007 valued at $8,797. Repurchase proceeds are $8,624.)		8,621	8,621

See accompanying notes  |  03.31.06  |  Annual Report  47

Schedule of Investments (Cont.)

International Portfolio

March 31, 2006

	Principal Amount (000s)		Value (000s)
Belgium Treasury Bills 34.3%

1.839% due 04/13/2006-10/12/2006 (b)	EC	538,800	$647,893

France Treasury Bills 10.1%

2.418% due 04/20/2006-08/03/2006 (b)		158,360	191,423

Germany Treasury Bills 24.7%

1.149% due 06/14/2006	EC	387,000	466,082

Portugal Treasury Bill 4.6%

1.010% due 11/17/2006		75,000	87,990

Spain Treasury Bills 1.8%

2.276% due 06/23/2006-08/18/2006 (b)		27,700	33,246

U.S. Treasury Bills 2.8%

4.494% due 06/01/2006-06/15/2006 (b)(c)(d)(e)		$54,245	53,705

Total Short-Term Instruments (Cost $1,630,236)			1,639,014

Total Investments (a) 154.2% (Cost $2,895,701)			$2,915,376

Written Options (g) (0.0%) (Premiums $1,207)			(528)

Other Assets and Liabilities (Net) (54.2%)			(1,024,543)

Net Assets 100.0%			$1,890,305

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $12,960 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $27,467 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(d)	Securities with an aggregate market value of $990 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(e)	Securities with an aggregate market value of $4,103 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Note June Futures	Long	06/2006	273	$(466)
Euro-Buxl 30-Year Bond June Futures	Long	06/2006	1	(4)
Japan Government 10-Year Bond June Futures	Long	06/2006	15	(156)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	115	(79)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	4,179	(6,118)

				$(6,823)

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	382,000	$(1,367)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		324,000	(1,159)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	175,000	10,798
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		200,000	8,445
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		30,900	(279)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2011		320,000	(1,016)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		260,000	7,107
HSBC Bank USA	6-month EC-LIBOR	Receive	4.000%	12/15/2014		173,000	7,090
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/15/2014		6,500	92
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		254,000	6,439
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		181,000	6,872
Lehman Brothers, Inc.	6-month EC-LIBOR	Receive	5.500%	12/15/2031		8,500	(1,905)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	38,000,000	829
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		9,520,000	(222)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		21,000,000	(1,044)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	03/20/2012		18,980,000	629
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		11,325,000	(246)
Bank of America	3-month USD-LIBOR	Receive	3.000%	12/17/2006		$5,000	90
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.710%	07/11/2006		21,200	347
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		1,600	(22)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		1,600	(33)

							$41,445

(g)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/26/2006	$100,000	$517	$263
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	100,000	690	265

					$1,207	$528

48  Annual Report  |  03.31.06  |  See accompanying notes

(h)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	65,085	05/2006	$0	$(559)	$(559)
Buy	C$	2,861	05/2006	0	(6)	(6)
Sell		30	05/2006	0	0	0
Buy	EC	184,140	04/2006	740	(401)	339
Sell		1,072,997	04/2006	13,397	0	13,397
Buy		2,000	06/2006	8	0	8
Buy	JY	1,265,355	04/2006	0	(52)	(52)
Sell		134,559	04/2006	20	0	20
Buy		77,005,654	05/2006	0	(1,615)	(1,615)
Sell		44,122,246	05/2006	563	(6)	557
Sell	N$	3,401	04/2006	105	0	105
Buy	SK	27,953	06/2006	41	0	41

				$14,874	$(2,639)	$12,235

See accompanying notes  |  03.31.06  |  Annual Report  49

Schedule of Investments

Investment Grade Corporate Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 74.5%

Banking & Finance 24.3%

AFLAC, Inc.
6.500% due 04/15/2009	$1,000	$1,027
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	2,400	2,427
American International Group, Inc.
2.875% due 05/15/2008	1,000	953
Archstone-Smith Trust
7.900% due 02/15/2016	75	83
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	154
BAE Systems Holdings, Inc.
5.149% due 08/15/2008	4,000	4,007
Bank of America Corp.
4.750% due 08/01/2015	2,400	2,258
Barclays Bank PLC
6.860% due 12/15/2049	360	382
Barnett Capital II
7.950% due 12/01/2026	750	790
Bear Stearns Cos., Inc.
4.897% due 01/31/2011	6,400	6,411
Beaver Valley Funding
8.625% due 06/01/2007	265	273
9.000% due 06/01/2017	1,488	1,683
BNP Paribas
5.186% due 06/29/2049	11,000	10,336
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	6,808
CIT Group, Inc.
5.160% due 09/20/2007	3,535	3,548
5.500% due 11/30/2007	860	863
5.000% due 12/19/2007	500	500
Citigroup Capital
7.750% due 12/01/2036	750	784
Ford Motor Credit Co.
6.500% due 01/25/2007	10,000	9,964
5.880% due 03/21/2007	1,800	1,774
5.795% due 09/28/2007	3,000	2,881
4.950% due 01/15/2008	5,000	4,661
5.800% due 01/12/2009	3,000	2,741
General Motors Acceptance Corp.
5.645% due 05/18/2006	17,000	16,952
5.620% due 03/20/2007	4,000	3,919
4.900% due 07/15/2008	50	44
6.875% due 08/28/2012	100	92
6.750% due 12/01/2014	100	90
8.000% due 11/01/2031	120	114
Goldman Sachs Group, Inc.
5.025% due 12/22/2008	3,500	3,503
4.944% due 07/23/2009	2,000	2,013
HBOS Capital Funding LP
6.071% due 06/30/2049	10,600	10,615
HBOS PLC
5.920% due 09/29/2049	5,000	4,836
5.375% due 12/29/2049	3,600	3,482
HSBC Capital Funding LP
4.610% due 12/13/2049	12,000	11,049
4.610% due 12/29/2049	15,000	13,810
HSBC Finance Corp.
4.125% due 12/15/2008	14,450	14,019
JPMorgan Chase & Co.
5.750% due 01/02/2013	5,000	5,040
KFW International Finance
5.750% due 01/15/2008	70	71
MBNA America Bank N.A.
7.125% due 11/15/2012	1,300	1,416
5.480% due 02/01/2027	2,000	1,980
Metropolitan Life Global Funding I
4.625% due 08/19/2010	2,000	1,936
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,506
Mizuho JGB Investment LLC
9.870% due 12/29/2049	2,900	3,150
Morgan Stanley
4.750% due 04/01/2014	5,000	4,673
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	927
Prudential Financial, Inc.
4.104% due 11/15/2006	1,000	994
Rabobank Capital Funding II
5.260% due 12/29/2049	5,000	4,813
Rabobank Capital Funding Trust
5.254% due 12/29/2049	5,000	4,735
RBS Capital Trust I
5.512% due 09/29/2049	19,400	18,744
Resona Bank Ltd.
5.850% due 09/29/2049	6,900	6,708
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	8,470	9,499
Societe Generale
5.248% due 10/29/2049	1,000	1,002
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,000	4,859
Tiers Trust
8.125% due 09/15/2017	753	982
TRAINS
7.761% due 01/15/2032	2,280	2,692
UFJ Finance Aruba AEC
6.750% due 07/15/2013	24,882	26,406
Wells Fargo & Co.
4.668% due 01/12/2011	3,300	3,304

		255,283

Industrials 36.8%

Albertson’s, Inc.
8.000% due 05/01/2031	5,000	4,666
Beckman Coulter, Inc.
7.450% due 03/04/2008	325	336
CBS Corp.
5.625% due 08/15/2012	5,000	4,921
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	350	443
Comcast Corp.
5.300% due 01/15/2014	5,000	4,762
5.900% due 03/15/2016	2,900	2,849
Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,196
7.056% due 09/15/2009	5,000	5,161
Cox Communications, Inc.
7.750% due 08/15/2006	700	705
5.450% due 12/14/2007	2,700	2,719
7.750% due 11/01/2010	100	107
7.125% due 10/01/2012	5,100	5,357
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	70	71
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	8,000	8,002
4.050% due 06/04/2008	440	427
8.000% due 06/15/2010	270	291
Delta Air Lines, Inc.
7.570% due 05/18/2012	11,150	11,157
Duke Energy Field Services LLC
5.375% due 10/15/2015	2,000	1,920
El Paso Corp.
6.500% due 05/15/2006	4,293	4,304
6.750% due 05/15/2009	6,400	6,416
7.750% due 06/15/2010	18,533	19,205
6.950% due 06/01/2028	8,730	8,119
8.050% due 10/15/2030	11,200	11,564
7.800% due 08/01/2031	63,375	64,009
7.750% due 01/15/2032	30,275	30,653
El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,372
Fund American Cos., Inc.
5.875% due 05/15/2013	2,000	1,968
Hilton Hotels Corp.
7.625% due 05/15/2008	220	229
Historic TW, Inc.
8.110% due 08/15/2006	1,200	1,211
HJ Heinz Co.
6.428% due 12/01/2008	2,150	2,189
Kern River Funding Corp.
4.893% due 04/30/2018	14,475	14,020
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	5,000	5,335
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (i)	578	552
News America Holdings, Inc.
9.250% due 02/01/2013	4,800	5,668
Norfolk Southern Corp.
7.800% due 05/15/2027	3	4
5.640% due 05/17/2029	77	73
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	850	851
5.000% due 01/15/2011	2,400	2,347
Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,723
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	1,103	1,112
Pemex Project Funding Master Trust
8.500% due 02/15/2008	1,800	1,889
9.375% due 12/02/2008	11,825	12,919
7.875% due 02/01/2009	32,550	34,291
7.375% due 12/15/2014	29,920	32,014
9.250% due 03/30/2018	5,900	7,272
Pioneer Natural Resources Co.
6.500% due 01/15/2008	2,150	2,184
5.875% due 07/15/2016	1,000	953
Plum Creek Timberlands LP
5.875% due 11/15/2015	2,500	2,455
Raytheon Co.
6.150% due 11/01/2008	148	151
Rowan Cos., Inc.
5.880% due 03/15/2012	1,747	1,775
Sonat, Inc.
6.750% due 10/01/2007	3,940	3,974
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	1,256	1,300
6.664% due 09/15/2013	3,096	3,229
United Airlines, Inc.
8.390% due 01/21/2011 (b)	2,676	231
6.071% due 03/01/2013	2,606	2,578
6.602% due 09/01/2013	3,363	3,331
10.020% due 03/22/2014 (b)	1,000	457
10.850% due 02/19/2015 (b)	1,000	541
10.125% due 03/22/2015 (b)	2,300	1,233
United Telecom, Inc.
6.890% due 07/01/2008 (i)	1,000	984
Univision Communications, Inc.
7.850% due 07/15/2011	5,517	5,792
USX Corp.
6.850% due 03/01/2008	1,520	1,563
Waste Management, Inc.
7.000% due 10/15/2006	4,964	5,008
7.375% due 08/01/2010	90	96
XTO Energy, Inc.
4.900% due 02/01/2014	5,000	4,748

		386,982

Utilities 13.4%

AT&T Corp.
9.050% due 11/15/2011	6,000	6,494
BVPS II Funding Corp.
8.330% due 12/01/2007	2,247	2,328
8.890% due 06/01/2017	1,500	1,720

50  Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Carolina Power & Light Co.
6.800% due 08/15/2007	$156	$159
Cincinnati Gas & Electric
6.900% due 06/01/2025	2,821	2,999
Cingular Wireless LLC
6.500% due 12/15/2011	450	471
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	11,500	12,203
Consumers Energy Co.
5.000% due 02/15/2012	1,900	1,829
5.375% due 04/15/2013	600	586
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	2,500	2,725
Dominion Resources, Inc.
5.049% due 05/15/2006	3,000	3,000
DTE Energy Co.
6.450% due 06/01/2006	325	326
Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	8,787
Entergy Gulf States, Inc.
3.600% due 06/01/2008	9,400	8,995
Entergy Louisiana LLC
4.670% due 06/01/2010	400	380
Entergy Mississippi, Inc.
4.350% due 04/01/2008	1,600	1,559
FirstEnergy Corp.
6.450% due 11/15/2011	5,000	5,180
Florida Power Corp.
5.141% due 11/14/2008	2,300	2,302
France Telecom S.A.
7.750% due 03/01/2011	4,532	4,954
Kinder Morgan, Inc.
6.500% due 09/01/2012	110	114
MidAmerican Energy Holdings Co.
7.520% due 09/15/2008	350	366
6.125% due 04/01/2036	3,000	2,947
New Cingular Wireless Services, Inc.
7.500% due 05/01/2007	1,000	1,023
Niagara Mohawk Power Corp.
7.750% due 05/15/2006	70	70
7.750% due 10/01/2008	70	74
Ohio Power Co.
6.375% due 07/15/2033	5,500	5,292
PNPP II Funding Corp.
8.510% due 11/30/2006	80	80
9.120% due 05/30/2016	1,540	1,761
Potomac Electric Power
6.250% due 10/15/2007	960	971
PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,176
Progress Energy, Inc.
7.100% due 03/01/2011	400	425
PSEG Power LLC
3.750% due 04/01/2009	2,500	2,374
8.625% due 04/15/2031	2,000	2,549
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	13,650	13,906
6.500% due 11/15/2018	3,000	2,899
Qwest Corp.
8.875% due 03/15/2012	6,000	6,735
6.875% due 09/15/2033	9,880	9,534
System Energy Resources, Inc.
5.129% due 01/15/2014	2,700	2,617
Telecom Italia Capital S.A.
5.250% due 10/01/2015	9,850	9,182
TXU Energy Co. LLC
7.000% due 03/15/2013	3,400	3,546
Verizon Communications, Inc.
5.350% due 02/15/2011	5,000	4,938

		141,580

Total Corporate Bonds & Notes (Cost $769,764)		783,845

U.S. GOVERNMENT AGENCIES 0.0%

Government National Mortgage Association
8.500% due 07/15/2030-08/15/2030 (d)	216	233

Total U.S. Government Agencies (Cost $223)		233

U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Securities
3.375% due 01/15/2007 (c)(f)	626	633

Total U.S. Treasury Obligations (Cost $627)		633

MORTGAGE-BACKED SECURITIES 0.2%

Denver Arena Trust
6.940% due 11/15/2019	2,183	2,177

Total Mortgage-Backed Securities (Cost $1,946)		2,177

	Shares
COMMON STOCKS 0.2%

Devon Energy Corp.	33,898	2,073

Total Common Stocks (Cost $863)		2,073

PREFERRED STOCK 0.5%

Goldman Sachs Group, Inc.
5.060% due 12/31/2049	200,000	5,180
Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	260

Total Preferred Stock (Cost $5,231)		5,440

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 17.6%

Commercial Paper 16.7%

Bank of Ireland
4.605% due 05/09/2006	$29,400	29,265
4.680% due 05/23/2006	3,900	3,875
Danske Corp.
4.420% due 04/06/2006	15,700	15,694
4.510% due 04/26/2006	13,400	13,361
DnB NORBank ASA
4.810% due 06/01/2006	5,400	5,358
Skandinaviska Enskilda Banken AB
4.445% due 04/10/2006	29,100	29,075
4.855% due 06/29/2006	3,100	3,062
Societe Generale N.A.
4.420% due 04/04/2006	13,000	12,998
UBS Finance Delaware LLC
4.430% due 04/10/2006	25,600	25,578
4.440% due 04/10/2006	5,900	5,895
4.480% due 04/20/2006	600	599
4.660% due 05/22/2006	1,200	1,192
Westpac Capital Corp.
4.710% due 05/24/2006	29,800	29,601
4.715% due 05/30/2006	500	496

		176,049

Tri-Party Repurchase Agreements 0.6%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 3.550% due 02/16/2007 valued at $6,386. Repurchase proceeds are $6,259.)	6,257	6,257

U.S. Treasury Bills 0.3%
4.491% due 06/01/2006-06/15/2006 (d)(e)(f)	3,255	3,224

Total Short-Term Instruments (Cost $185,534)		185,530

Total Investments (a) 93.1% (Cost $964,188)		$979,931

Written Options (h) (0.0%) (Premiums $329)		(252)

Other Assets and Liabilities (Net) 6.9%		72,820

Net Assets 100.0%		$1,052,499

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $4,980 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $1,981 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $1,876 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	1,000	$(948)

See accompanying notes  |  03.31.06  |  Annual Report  51

Schedule of Investments (Cont.)

Investment Grade Corporate Portfolio

March 31, 2006

(g)	Swap agreements outstanding on March 31, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	$45,000	$(673)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.600%	06/20/2006	$3,000	$3
Bank of America	Sprint Corp. 6.875% due 11/15/2028	Sell	0.316%	06/20/2011	24,000	(2)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.650%	06/20/2006	15,000	17
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250)%	03/20/2007	4,960	(3)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	32
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007	1,600	35
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	7,000	76
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	03/20/2011	2,800	6
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	7,341	57
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	3,900	15
Credit Suisse First Boston	EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%	03/20/2010	2,000	7
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%	03/20/2010	1,800	1
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	12,800	61
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	(21)
Goldman Sachs & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%	03/20/2010	5,000	9
Goldman Sachs & Co.	Dow Jones CDX N.A. IG4 Index	Buy	(0.650)%	06/20/2015	69,500	(16)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	16
HSBC Bank USA	AOL Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.570%	09/20/2010	5,000	24
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	2,000	5
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	1,000	3
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	06/20/2006	5,500	(1)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.750%	06/20/2006	1,800	14
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	10,000	45
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	0.200%	09/20/2006	3,500	2
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.710%	12/20/2006	25,000	362
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2007	10,000	37
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	6,300	1
J.P. Morgan Chase & Co.	Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%	03/20/2010	7,000	28
J.P. Morgan Chase & Co.	Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%	03/20/2010	7,000	20
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	2,000	15
J.P. Morgan Chase & Co.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.330%	09/20/2010	5,000	18
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250)%	03/20/2007	7,341	(7)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	4,960	39
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 5.125% due 05/09/2008	Sell	2.100%	09/20/2008	25,000	(601)
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	5,000	25
Merrill Lynch & Co., Inc.	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%	03/20/2010	5,000	12
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	5,000	21
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	5,000	(16)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2007	10,000	37
Morgan Stanley Dean Witter & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.090%	09/20/2010	10,000	255
Morgan Stanley Dean Witter & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%	06/20/2011	10,000	(11)
UBS Warburg LLC	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.290%	06/20/2009	11,000	(9)
UBS Warburg LLC	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.420%	09/20/2010	5,000	27
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.760%	09/20/2010	1,600	(42)
Wachovia Bank N.A.	Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%	03/20/2010	10,000	52
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%	06/20/2011	10,000	(11)

						$657

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

52  Annual Report  |  03.31.06  |  See accompanying notes

(h)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$113.000	05/26/2006	170	$31	$3
Call - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/26/2006	395	129	6
Call - CBOT U.S. Treasury 10-Year Note June Futures	111.000	05/26/2006	50	3	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	350	105	93
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	265	61	149

				$329	$252

(i)	Restricted securities as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/28/2003	$615	$552	0.05%
United Telecom, Inc.	6.890%	07/01/2008	06/25/2003	1,057	984	0.09

				$1,672	$1,536	0.14%

See accompanying notes  |  03.31.06  |  Annual Report  53

Schedule of Investments

Mortgage Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.0%

Delta Air Lines, Inc.
7.379% due 05/18/2010	$1,019	$1,027

Total Corporate Bonds & Notes (Cost $1,019)		1,027

MUNICIPAL BONDS & NOTES 0.0%

Ennis, Texas Economic Development Corporations Revenue Bonds, (FGIC Insured), Series 1999 0.000% due 08/01/2034	7,990	1,437
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA Insured), Series 2001 6.000% due 03/01/2032	95	98

Total Municipal Bonds & Notes (Cost $976)		1,535

U.S. GOVERNMENT AGENCIES 109.2%

Fannie Mae
0.000% due 06/25/2008-08/25/2022 (a)(d)	194	180
2.996% due 08/01/2008	16,521	16,456
3.000% due 09/25/2012	726	724
3.730% due 10/01/2016	95	93
4.000% due 02/25/2009	14	14
4.062% due 05/01/2019	369	370
4.111% due 04/01/2019	127	127
4.114% due 03/01/2018	19	19
4.125% due 06/01/2017	87	86
4.140% due 02/01/2015	108	108
4.250% due 07/01/2017	5	5
4.340% due 09/01/2017	434	432
4.440% due 03/01/2017-03/01/2028 (d)	238	238
4.446% due 07/01/2027	75	75
4.448% due 08/01/2026	64	64
4.467% due 12/01/2017	255	255
4.500% due 06/01/2019-09/01/2035 (d)	273,627	261,640
4.507% due 11/01/2017	17	17
4.517% due 02/01/2017	433	435
4.538% due 08/01/2029	146	147
4.540% due 07/01/2017-11/01/2017 (d)	18	18
4.546% due 10/01/2016-10/01/2031 (d)	397	398
4.565% due 05/01/2036	7,058	7,094
4.586% due 04/01/2032	51	52
4.603% due 01/01/2028	33	33
4.604% due 05/01/2036	65	66
4.613% due 06/01/2029	36	36
4.630% due 05/01/2036	145	146
4.654% due 05/01/2036	47	47
4.669% due 02/01/2035	5,363	5,276
4.675% due 07/01/2035	2,009	1,976
4.733% due 03/01/2035	2,297	2,279
4.750% due 12/01/2021-08/01/2023 (d)	99	99
4.752% due 08/01/2024	7	7
4.805% due 01/01/2029	69	69
4.817% due 08/01/2042	5,670	5,688
4.818% due 08/01/2042-10/01/2044 (d)	27,286	27,424
4.875% due 05/01/2019	15	15
4.882% due 02/01/2026	88	88
4.898% due 07/25/2035	29,067	29,096
4.928% due 07/25/2032	497	496
4.958% due 04/25/2035	12,366	12,381
4.994% due 01/01/2024	18	18
5.000% due 06/01/2013-05/11/2036 (d)	3,897,017	3,779,777
5.001% due 07/01/2024	26	26
5.018% due 09/01/2040-12/01/2040 (d)	857	867
5.065% due 04/01/2024	0	0
5.075% due 04/01/2025	85	86
5.119% due 04/01/2030	282	288
5.172% due 06/01/2029	139	142
5.176% due 04/18/2028-02/01/2032 (d)	4,560	4,561
5.178% due 02/25/2033	544	544
5.218% due 06/25/2029-06/25/2032 (d)	3,612	3,623
5.226% due 10/18/2030	177	178
5.255% due 10/01/2028	130	134
5.268% due 12/25/2029	2	2
5.281% due 09/18/2027	490	494
5.318% due 06/25/2030-07/25/2034 (d)	15,593	15,633
5.377% due 02/01/2030	1,075	1,077
5.382% due 04/01/2030	64	65
5.406% due 11/01/2025	290	297
5.431% due 08/01/2030	66	68
5.460% due 05/01/2028	15	16
5.468% due 09/25/2023	245	248
5.482% due 07/01/2032	250	255
5.494% due 06/25/2022	2	2
5.500% due 05/01/2009-05/11/2036 (d)(f)	5,856,436	5,729,903
5.510% due 02/01/2025	147	151
5.524% due 06/01/2019	13	13
5.527% due 09/01/2030	28	28
5.533% due 09/01/2020	31	31
5.542% due 05/01/2026	67	69
5.610% due 05/01/2029	161	165
5.623% due 04/01/2022-12/01/2031 (d)	134	137
5.630% due 06/01/2023	62	63
5.686% due 09/01/2028	27	27
5.744% due 04/25/2021	5	5
5.750% due 07/01/2029	6	6
5.797% due 11/01/2024	7	7
5.800% due 11/01/2011	1,895	1,929
5.825% due 11/01/2023	0	0
5.830% due 09/01/2023	183	188
5.855% due 04/01/2030	9	9
5.861% due 03/01/2025	51	53
5.875% due 06/01/2017	7	7
5.944% due 05/25/2023	154	158
5.950% due 11/01/2026-02/25/2044 (d)	256	257
5.954% due 05/01/2027	377	385
5.958% due 02/01/2027	215	220
5.974% due 11/01/2025	202	206
5.979% due 07/01/2024	29	30
5.987% due 11/01/2031	157	160
6.000% due 12/01/2018-04/12/2036 (d)	1,410,159	1,411,168
6.007% due 11/01/2026	67	69
6.100% due 03/01/2024	46	47
6.130% due 11/01/2031	82	83
6.157% due 01/01/2027	167	169
6.172% due 12/01/2026	28	28
6.235% due 12/01/2029	5	5
6.250% due 12/25/2013	1,200	1,228
6.262% due 02/01/2009	15,557	15,620
6.264% due 02/01/2026	29	29
6.270% due 09/25/2007	2,729	2,739
6.273% due 08/01/2029	24	24
6.290% due 02/25/2029	1,500	1,565
6.300% due 06/25/2031-10/17/2038 (d)	5,041	5,280
6.350% due 06/25/2020	5,705	5,877
6.370% due 02/25/2013	4,855	4,908
6.390% due 05/25/2036	2,917	3,011
6.410% due 08/01/2016	994	1,044
6.450% due 05/01/2008-09/01/2016 (d)	6,337	6,567
6.500% due 05/25/2008-06/17/2038 (d)	47,098	48,189
6.625% due 12/01/2023	196	202
6.650% due 08/25/2007	169	170
6.703% due 08/01/2028	1,454	1,553
6.750% due 11/01/2007	2	2
6.825% due 08/01/2009	4,487	4,631
6.850% due 12/18/2027	2,919	2,993
6.875% due 02/01/2018	187	190
6.900% due 09/01/2009	1,573	1,629
6.948% due 01/01/2030	305	310
7.000% due 04/25/2008-09/01/2032 (d)	7,130	7,124
7.095% due 02/01/2024	137	139
7.250% due 02/01/2009-10/01/2011 (d)	20	20
7.262% due 03/01/2030	587	586
7.270% due 06/01/2007	166	168
7.491% due 08/01/2014	9	9
7.500% due 12/01/2012-01/01/2032 (d)	6,651	6,931
7.730% due 08/01/2021-05/01/2030 (d)	3,222	3,560
7.750% due 02/01/2008	5	5
7.800% due 10/25/2022-06/25/2026 (d)	507	529
8.000% due 02/01/2007-08/01/2030 (d)	49	52
8.200% due 04/25/2025	1,664	1,709
8.500% due 04/01/2008-11/01/2017 (d)	389	408
8.750% due 11/25/2019	69	74
9.000% due 03/01/2010-06/01/2027 (d)	648	630
9.023% due 06/25/2032	639	669
9.500% due 11/01/2010-04/01/2025 (d)	992	1,076
10.000% due 09/25/2019-04/01/2020 (d)	47	61
15.500% due 10/01/2012	3	3
15.750% due 12/01/2011	1	1
39.670% due 08/25/2020 (b)	0	4
Federal Home Loan Bank
0.000% due 02/27/2012	1,900	1,665
Federal Housing Administration
6.875% due 12/01/2016	319	318
6.896% due 07/01/2020	468	467
7.400% due 02/01/2021	724	727
7.430% due 07/01/2018-07/01/2024 (d)	9,012	9,086
7.450% due 05/01/2021	119	119
7.500% due 12/01/2030	1,292	1,304
Freddie Mac
0.000% due 01/15/2009 (a)	77	72
1.487% due 12/15/2023 (b)	247	6
3.500% due 12/15/2022-07/15/2032 (d)	350	331
4.346% due 07/01/2030	475	473
4.375% due 03/01/2017-03/01/2033 (d)	406	404
4.500% due 04/01/2019-04/01/2020 (d)	99	96
4.546% due 05/01/2017-09/01/2018 (d)	482	481
4.625% due 12/01/2018	4	4
4.690% due 08/01/2018	125	124

54  Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
4.738% due 08/15/2032	$2,464	$2,473
4.750% due 07/01/2019	76	76
4.943% due 05/25/2031	723	723
4.949% due 03/15/2031	866	867
4.951% due 07/01/2019	17	17
4.968% due 12/25/2032	32	32
5.000% due 06/15/2013-04/12/2036 (d)	1,202,402	1,146,861
5.018% due 07/25/2044	74,909	75,296
5.058% due 07/25/2031	41	41
5.096% due 07/01/2019	249	249
5.098% due 09/25/2031	103	103
5.099% due 12/15/2029	401	403
5.125% due 09/01/2018	20	20
5.199% due 11/15/2030-12/15/2031 (d)	306	307
5.200% due 03/15/2024-09/15/2026 (d)	817	819
5.249% due 02/15/2028-03/15/2032 (d)	355	358
5.250% due 05/15/2023	4	4
5.297% due 06/01/2022	12	12
5.299% due 03/15/2032	14	14
5.450% due 08/01/2029	230	236
5.456% due 10/01/2023	2,145	2,153
5.500% due 11/01/2028-06/01/2035 (d)	183,694	179,707
5.507% due 11/01/2027	224	229
5.509% due 01/01/2029	14	15
5.512% due 10/01/2018	28	28
5.537% due 08/01/2031	102	104
5.575% due 05/01/2019-07/01/2027 (d)	236	244
5.585% due 04/01/2025	43	43
5.625% due 05/01/2023	34	35
5.633% due 11/01/2031	21	21
5.644% due 07/01/2029	280	287
5.667% due 02/01/2027	537	549
5.680% due 05/01/2032	112	113
5.699% due 04/15/2031	14,692	15,002
5.704% due 07/01/2028	1,694	1,737
5.745% due 02/01/2029	718	734
5.762% due 03/01/2032	265	265
5.765% due 11/01/2029	3,877	3,978
5.777% due 06/01/2022	69	70
5.790% due 07/01/2030	5	5
5.792% due 06/01/2024	76	77
5.873% due 11/01/2027	476	486
5.875% due 01/01/2017-02/01/2017 (d)	24	24
5.884% due 12/01/2029	996	1,015
5.900% due 08/01/2031	10	10
5.902% due 09/01/2027	149	148
5.909% due 09/01/2026	573	584
5.928% due 10/01/2024	211	215
5.944% due 10/01/2023	174	178
5.947% due 09/01/2028	90	92
5.949% due 07/15/2027	4,152	4,193
5.960% due 10/01/2027	73	74
5.961% due 03/01/2029	230	232
5.990% due 08/01/2030	46	47
5.991% due 11/01/2028	68	70
6.000% due 09/01/2006-04/12/2036 (d)	243,668	243,723
6.003% due 01/01/2028	208	212
6.015% due 05/01/2032	3,540	3,627
6.021% due 05/01/2032	2,692	2,772
6.036% due 03/01/2027	68	69
6.044% due 08/01/2027	43	44
6.096% due 02/01/2031	44	45
6.120% due 12/01/2026	45	46
6.191% due 09/01/2027	79	80
6.216% due 10/01/2024	133	136
6.228% due 05/01/2032	458	467
6.243% due 04/01/2031	17	17
6.250% due 12/15/2028	2,724	2,754
6.269% due 11/01/2027	56	58
6.386% due 09/01/2024	56	57
6.445% due 04/01/2030	26	26
6.500% due 08/15/2008-07/15/2031 (d)	22,612	22,763
6.750% due 01/25/2013	2,796	2,873
7.000% due 01/15/2008-12/01/2032 (d)	3,033	3,002
7.500% due 01/01/2008-06/01/2031 (d)	3,009	3,047
7.645% due 05/01/2025	1,361	1,491
8.000% due 05/01/2008-09/01/2030 (d)	189	200
8.250% due 06/01/2008-12/01/2008 (d)	20	20
8.424% due 04/25/2030	1,496	1,500
8.500% due 06/01/2006-08/01/2027 (d)	601	613
9.000% due 12/15/2020-02/15/2021 (d)	796	795
9.050% due 06/15/2019	131	131
9.500% due 12/15/2020-06/01/2021 (d)	547	551
10.750% due 09/01/2009-05/01/2010 (d)	2	2
Government National Mortgage Association
3.000% due 11/20/2028	209	210
3.250% due 07/16/2026	3,556	3,459
3.375% due 06/20/2030	3,555	3,582
3.500% due 08/20/2028-08/20/2033 (d)	70,658	70,543
3.750% due 08/20/2024-02/20/2032 (d)	1,015	1,018
4.000% due 07/16/2026-11/20/2032 (d)	28,120	28,062
4.125% due 10/20/2025-12/20/2029 (d)	1,110	1,119
4.250% due 01/20/2028-03/20/2030	1,963	1,973
4.375% due 04/20/2017-05/20/2032 (d)	55,823	56,095
4.500% due 08/20/2027-09/20/2032 (d)	24,162	24,160
4.625% due 11/20/2020	9	9
4.750% due 08/20/2017-09/20/2027 (d)	3,975	3,999
4.875% due 04/20/2019-11/20/2031 (d)	7,249	7,245
4.951% due 02/16/2032	354	354
5.000% due 12/20/2032	14,335	14,366
5.051% due 01/16/2031	56	57
5.125% due 10/20/2018-01/20/2030 (d)	11,483	11,574
5.126% due 06/20/2032	778	782
5.151% due 06/16/2031	974	981
5.201% due 10/16/2030	137	138
5.251% due 02/16/2030	1,360	1,374
5.301% due 12/16/2025	1,153	1,165
5.351% due 02/16/2030	169	171
5.401% due 02/16/2030	165	167
5.500% due 11/15/2028-04/20/2036 (d)	736,637	729,783
5.726% due 03/20/2031	8,385	8,511
5.776% due 02/20/2031	4,834	4,924
6.000% due 12/15/2008-04/20/2036 (d)	115,762	117,140
6.250% due 03/16/2029	5,000	5,072
6.500% due 05/15/2009-06/01/2032 (d)	6,420	6,570
6.892% due 03/16/2041	4,482	5,035
7.000% due 09/15/2012-02/16/2029 (d)	2,524	2,608
7.270% due 12/15/2040	1,754	1,829
7.500% due 12/15/2022-11/15/2031 (d)	3,627	3,752
7.750% due 10/15/2025	22	23
8.000% due 06/15/2006-09/20/2031 (d)	6,490	6,974
8.500% due 06/15/2017-03/20/2031 (d)	1,611	1,734
9.000% due 09/15/2006-08/20/2030 (d)	263	286
9.500% due 12/15/2021	90	99
Small Business Administration
6.344% due 08/01/2011	819	841
6.640% due 02/10/2011	952	983
7.190% due 12/01/2019	536	564
7.220% due 11/01/2020	1,598	1,695
7.449% due 08/01/2010	953	1,002
8.017% due 02/10/2010	103	109

Total U.S. Government Agencies (Cost $14,518,989)		14,340,575

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Note
4.125% due 05/15/2015	6,250	5,908

Total U.S. Treasury Obligations (Cost $5,954)		5,908

MORTGAGE-BACKED SECURITIES 6.3%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	14,663	14,366
4.440% due 02/25/2045	7,119	6,938
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	635	656
Asset Securitization Corp.
6.920% due 02/14/2029	259	260
Banc of America Large Loan
4.949% due 11/15/2015	388	389
Banc of America Mortgage Securities
6.500% due 10/25/2019	431	435
6.198% due 05/20/2032	1,368	1,373
6.634% due 07/25/2032	145	146
5.446% due 10/20/2032	1,346	1,344
4.250% due 04/25/2034	421	416
Banc of America Structural Security Trust
5.220% due 10/11/2033	500	505
Bear Stearns Adjustable Rate Mortgage Trust
5.173% due 11/25/2030	43	43
5.346% due 02/25/2033	134	134
4.750% due 11/25/2035	101,140	99,684
Bear Stearns Alt-A Trust
5.415% due 05/25/2035	2,454	2,455
Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	136	135
7.000% due 05/20/2030	2,049	2,234
5.910% due 02/14/2031	69	69
Bear Stearns Mortgage Securities, Inc.
5.299% due 06/25/2030	224	228
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019	31	30
6.500% due 02/25/2024	1,072	1,074
CMC Securities Corp.
7.250% due 11/25/2027	3	3
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (a)	8	7
Commercial Mortgage Pass-Through Certificates
4.929% due 03/15/2020	20,800	20,810

See accompanying notes  |  03.31.06  |  Annual Report  55

Schedule of Investments (Cont.)

Mortgage Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	$806	$804
5.218% due 02/25/2033	301	302
5.000% due 06/25/2033	4,131	4,102
5.028% due 05/25/2035	8,468	8,481
5.038% due 05/25/2035	1,605	1,607
5.068% due 05/25/2035	2,286	2,288
Countrywide Home Loan Mortgage Pass-Through Trust
5.774% due 07/19/2031	25	25
3.516% due 08/25/2033	248	252
5.088% due 04/25/2034	707	705
5.098% due 08/25/2034	580	581
5.148% due 02/25/2035	4,735	4,755
5.128% due 03/25/2035	19,824	19,924
5.138% due 03/25/2035	25,495	25,639
5.138% due 03/25/2035	40,341	40,430
5.108% due 04/25/2035	3,965	3,974
CS First Boston Mortgage Securities Corp.
4.832% due 02/15/2015	3,000	2,845
6.173% due 06/25/2032	65	64
5.368% due 08/25/2033	554	556
7.290% due 09/15/2041	65	68
Denver Arena Trust
6.940% due 11/15/2019	10,938	10,910
DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	1,648	1,671
7.340% due 10/10/2032	5,750	6,093
DLJ Mortgage Acceptance Corp.
5.987% due 11/25/2023	55	55
Fairfax Funding Trust
6.483% due 04/02/2013	250	256
FFCA Secured Lending Corp.
8.180% due 07/18/2019	2,000	621
8.970% due 02/18/2020	4,000	1,523
Fifth Third Mortgage Loan Trust
5.906% due 11/19/2032	569	564
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	4	4
4.180% due 09/25/2033	313	313
First Nationwide Trust
6.750% due 08/21/2031	1,737	1,737
First Republic Mortgage Loan Trust
4.372% due 11/15/2031	3,333	3,569
5.099% due 11/15/2031	13,995	14,060
5.049% due 08/15/2032	45,472	45,583
GGP Mall Properties Trust
5.007% due 11/15/2011	3,924	3,921
GMAC Commercial Mortgage Securities, Inc.
7.151% due 12/15/2016	3,763	3,822
6.420% due 05/15/2035	695	710
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	11,159	11,011
Government Lease Trust
6.390% due 05/18/2007	2,504	2,515
Greenpoint Mortgage Funding Trust
5.038% due 05/25/2045	6,965	7,000
5.048% due 06/25/2045	22,963	22,934
GS Mortgage Securities Corp.
6.044% due 08/15/2018	9,740	9,939
GSRPM Mortgage Loan Trust
5.218% due 11/25/2031	8,555	8,571
Harborview Mortgage Loan Trust
4.996% due 05/19/2035	20,790	20,826
4.891% due 04/19/2046	21,750	21,781
Homeside Mortgage Securities Trust
4.791% due 01/20/2027	42	42
Impac CMB Trust
5.578% due 03/25/2033	7,548	7,554
5.128% due 01/25/2034	5,433	5,442
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	403	403
Indymac ARM Trust
6.701% due 01/25/2032	60	60
Indymac Index Mortgage Loan Trust
4.070% due 03/25/2035	15,081	15,124
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	106	25
LB Commercial Conduit Mortgage Trust
6.480% due 01/18/2008	135	137
LB Mortgage Trust
8.407% due 01/20/2017	4,818	5,251
LB-UBS Commercial Mortgage Trust
5.401% due 03/15/2026	57	57
6.133% due 12/15/2030	470	485
Lehman XS Trust
5.000% due 05/25/2046	3,300	3,300
MASTR Asset Securitization Trust
5.500% due 09/25/2033	7,743	7,528
Mellon Residential Funding Corp.
5.189% due 12/15/2030	5,866	5,869
5.629% due 11/15/2031	626	636
Merrill Lynch Mortgage Investors, Inc.
0.580% due 04/25/2028 (b)	3,031	126
Merrill Lynch Mortgage Trust
1.916% due 07/12/2034 (b)	75,910	3,037
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025	716	720
3.761% due 01/25/2029	4,000	4,004
Morgan Stanley Capital I
2.950% due 04/15/2016	1,099	1,100
Morgan Stanley Dean Witter Capital
7.500% due 07/15/2010	5,470	5,525
Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	3,662	3,716
Nationslink Funding Corp.
5.048% due 11/10/2030	710	712
6.654% due 11/10/2030	6,375	6,381
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	512	525
Ocwen Residential MBS Corp.
6.842% due 06/25/2039	973	767
Prime Mortgage Trust
5.000% due 02/25/2034	52	50
Residential Funding Securities Corp.
4.881% due 11/25/2042	3,347	3,356
Salomon Brothers Mortgage Securities
4.084% due 11/25/2022	13	13
Sequoia Mortgage Trust
5.126% due 10/19/2026	370	372
5.156% due 10/20/2027	12,691	12,726
5.116% due 06/20/2032	549	550
5.076% due 08/20/2032	1,342	1,344
5.126% due 07/20/2033	7,835	7,877
4.063% due 04/20/2035	10,444	10,123
SLH Mortgage Trust
9.600% due 03/25/2021	22	22
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009	1,000	1,053
Structured Adjustable Rate Mortgage Loan Trust
5.308% due 06/25/2034	5,000	5,024
4.938% due 03/25/2035	82	82
0.000% due 08/25/2035	57,000	57,107
Structured Asset Mortgage Investments, Inc.
4.077% due 05/25/2022	3,179	3,089
6.072% due 05/02/2030	360	358
5.106% due 09/19/2032	20,720	20,753
5.126% due 03/19/2033	6,234	6,239
5.048% due 06/19/2035	7,980	7,988
1.000% due 03/25/2036	5,000	5,000
Structured Asset Securities Corp.
6.250% due 01/25/2032	1,888	1,884
6.127% due 02/25/2032	9	9
6.150% due 07/25/2032	23	23
6.118% due 08/25/2032	294	295
6.375% due 08/25/2032	1,246	1,268
4.510% due 01/25/2034	11,002	10,876
Structured Mortgage Asset Residential Trust
8.000% due 10/25/2007	39	39
Vendee Mortgage Trust
6.500% due 03/15/2029	3,423	3,405
Washington Mutual MSC Mortgage Pass-Through Certificates
4.397% due 11/25/2030	2,539	2,532
6.500% due 10/25/2032	9,248	9,145
Washington Mutual, Inc.
5.088% due 12/25/2027	5,768	5,767
5.131% due 10/25/2032	79	78
5.063% due 07/25/2034	2,326	2,333
4.932% due 11/25/2034	15,146	15,207
5.018% due 06/25/2042	4,124	4,149
4.878% due 08/25/2042	9,124	9,037
5.128% due 12/25/2044	23,164	23,273
5.108% due 10/25/2045	27,289	27,435
Wells Fargo Mortgage-Backed Securities Trust
3.990% due 01/25/2035	12,503	12,157

Total Mortgage-Backed Securities (Cost $825,829)		821,689

ASSET-BACKED SECURITIES 7.0%

AAA Trust
4.705% due 11/26/2035	21,019	21,058
Aames Mortgage Investment Trust
5.218% due 10/25/2035	4,000	4,007
ABFS Mortgage Loan Trust
6.285% due 06/15/2033	2,000	2,008
Accredited Mortgage Loan Trust
4.918% due 04/25/2035	343	344
ACE Securities Corp.
5.518% due 08/25/2030	126	126
4.908% due 06/25/2035	5,445	5,449
5.018% due 06/25/2035	10,457	10,464
Advanta Mortgage Loan Trust
5.193% due 11/25/2029	121	121
Aegis Asset-Backed Securities Trust
5.218% due 05/25/2033	3,077	3,093
5.038% due 10/25/2034	6,714	6,722
AFC Home Equity Loan Trust
5.228% due 06/24/2029	1,144	1,150
5.211% due 09/25/2029	62	63
American Express Credit Account Master Trust
4.879% due 11/17/2008	9,174	9,180
Ameriquest Mortgage Securities, Inc.
4.908% due 05/25/2035	64	64
4.958% due 07/25/2035	9,874	9,882
Amortizing Residential Collateral Trust
5.168% due 10/25/2031	940	942
5.088% due 06/25/2032	146	146
5.108% due 07/25/2032	736	733
Amresco Residential Securities Mortgage Loan Trust
5.373% due 06/25/2027	1,790	1,791
5.313% due 06/25/2028	350	350
5.448% due 09/25/2028	2,407	2,409
5.758% due 06/25/2029	651	652
Argent Securities, Inc.
4.958% due 12/25/2035	15,054	15,066
Asset-Backed Funding Certificates
5.498% due 07/25/2033	1,959	1,982
4.928% due 08/25/2035	9,866	9,872
4.908% due 09/25/2035	5,905	5,910
Asset-Backed Securities Corp. Home Equity
5.269% due 06/15/2031	332	334
5.449% due 08/15/2032	339	339
4.898% due 03/25/2035	517	517
4.928% due 11/25/2035	8,849	8,856
Bayview Financial Acquisition Trust
5.171% due 04/28/2045	20,057	20,105

56  Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Bear Stearns Asset-Backed Securities, Inc.
5.028% due 01/25/2029	$1,473	$1,475
4.993% due 06/25/2031	1,143	1,144
5.028% due 07/25/2031	3,335	3,338
5.028% due 09/25/2031	1,727	1,729
5.418% due 10/25/2032	956	960
5.468% due 02/25/2034	2,500	2,507
5.018% due 09/25/2034	3,679	3,684
5.108% due 10/25/2034	2,524	2,527
4.918% due 03/25/2035	393	393
5.568% due 11/25/2042	2,406	2,436
4.988% due 12/25/2042	1,458	1,459
5.018% due 06/15/2043	392	392
Carrington Mortgage Loan Trust
4.948% due 01/25/2035	269	269
4.908% due 05/25/2035	932	933
4.898% due 06/25/2035	1,383	1,384
CDC Mortgage Capital Trust
5.518% due 08/25/2032	4,029	4,034
Centex Home Equity
4.968% due 04/25/2020	302	303
5.118% due 01/25/2032	336	336
5.668% due 01/25/2032	3,023	3,028
4.888% due 03/25/2035	11,256	11,264
Charming Shoppes Master Trust
5.079% due 05/15/2014	6,000	6,012
Chase Credit Card Master Trust
5.139% due 06/15/2009	2,000	2,006
Chase Funding Loan Acquisition Trust
5.148% due 01/25/2033	182	182
Chase Funding Mortgage Loan Asset-Backed Certificates
5.138% due 08/25/2032	1,783	1,785
5.148% due 11/25/2032	2,275	2,284
CIT Group Home Equity Loan Trust
5.468% due 12/25/2031	1,900	1,907
5.108% due 03/25/2033	979	981
5.088% due 06/25/2033	5,469	5,482
Citigroup Mortgage Loan Trust, Inc.
4.928% due 09/25/2035	9,067	9,073
Community Program Loan Trust
4.500% due 10/01/2018	1,269	1,243
Conseco Finance
5.119% due 12/15/2029	88	88
5.499% due 03/15/2030	6,135	6,149
5.449% due 07/15/2031	5,356	5,369
6.249% due 08/15/2033	2,050	2,076
Conseco Finance Securitizations Corp.
8.200% due 02/01/2032	40,000	33,180
8.400% due 02/01/2032	4,650	794
7.970% due 05/01/2032	15,700	12,648
Countrywide Asset-Backed Certificates
5.268% due 06/25/2033	1,564	1,573
5.158% due 03/25/2034	89	89
4.898% due 06/25/2035	13,098	13,104
4.968% due 06/25/2035	4,593	4,596
4.918% due 08/25/2035	9,313	9,320
5.008% due 08/25/2035	5,900	5,904
4.898% due 10/25/2035	6,161	6,165
4.938% due 11/25/2035	1,034	1,034
Credit-Based Asset Servicing & Securitization
5.448% due 06/25/2032	2,166	2,173
5.158% due 12/15/2039	2,740	2,743
CS First Boston Mortgage Securities Corp.
5.568% due 04/25/2032	15,600	15,633
5.168% due 04/25/2034	521	521
5.498% due 05/25/2044	7,957	7,969
Delta Funding Home Equity Loan Trust
5.159% due 09/15/2029	30	30
Embarcadero Aircraft Securitization Trust
2.440% due 08/15/2025 (c)	9,100	137
EMC Mortgage Loan Trust
5.188% due 05/25/2040	1,860	1,867
Equifirst Mortgage Loan Trust
5.058% due 02/25/2034	1,592	1,595
Equity One ABS, Inc.
7.600% due 02/25/2032	3,080	3,074
FBR Securitization Trust
4.958% due 09/25/2035	4,529	4,533
4.998% due 09/25/2035	5,000	5,004
4.938% due 10/25/2035	2,998	3,000
First Franklin Mortgage Loan Asset-Backed Certificates
4.898% due 04/25/2034	1,082	1,082
5.198% due 10/25/2034	33,449	33,582
First International Bank N.A.
5.329% due 04/15/2026	597	298
5.299% due 03/15/2027	6,891	4,783
First NLC Trust
4.928% due 12/25/2035	1,503	1,504
First North American National Bank
5.069% due 07/17/2011	15,000	15,059
First Plus Home Loan Trust
7.670% due 05/10/2024	3,953	3,949
Fremont Home Loan Trust
5.048% due 11/25/2034	2,706	2,709
4.908% due 04/25/2035	544	544
4.918% due 06/25/2035	7	7
GMAC Mortgage Corp. Loan Trust
5.058% due 01/25/2029	3,804	3,811
Green Tree Financial Corp.
6.240% due 11/01/2016	5,799	5,693
8.000% due 07/15/2018	2,086	2,028
9.100% due 04/15/2020	3,278	3,492
7.400% due 06/15/2027	5,010	5,165
8.050% due 10/15/2027	729	761
7.550% due 01/15/2029	524	546
7.060% due 02/01/2031	7,000	5,753
GSAMP Trust
4.938% due 12/25/2035	4,604	4,605
GSRPM Mortgage Loan Trust
5.198% due 09/25/2042	5,509	5,535
HFC Home Equity Loan Asset-Backed Certificates
5.126% due 09/20/2033	4,174	4,189
Home Equity Asset Trust
4.908% due 08/25/2035	7,015	7,020
4.908% due 10/25/2035	11,715	11,724
4.978% due 05/25/2036	8,000	8,001
Home Equity Mortgage Trust
4.938% due 07/25/2035	3,128	3,130
Household Mortgage Loan Trust
5.076% due 05/20/2032	7,609	7,614
5.426% due 05/20/2032	4,024	4,027
IMC Home Equity Loan Trust
7.520% due 08/20/2028	101	101
6.880% due 11/20/2028	766	765
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036	8,812	8,816
Irwin Home Equity
5.338% due 06/25/2028	150	150
5.718% due 02/25/2029	2,603	2,623
IXIS Real Estate Capital Trust
4.898% due 09/25/2035	2,331	2,332
JP Morgan Mortgage Acquisition Corp
4.898% due 01/25/2026	11,386	11,395
4.938% due 09/25/2035	2,915	2,917
Keycorp Student Loan Trust
5.312% due 08/27/2025	1,099	1,104
Long Beach Mortgage Loan Trust
5.768% due 03/25/2032	9,296	9,428
5.118% due 02/25/2034	106	106
4.908% due 01/25/2036	21,040	21,053
4.889% due 04/25/2036	9,400	9,400
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035	6,171	6,176
Mellon Residential Funding Corp.
6.615% due 02/25/2021	18,445	18,429
Merrill Lynch Mortgage Investors, Inc.
4.908% due 12/25/2035	1,561	1,562
Mesa Trust Asset-Backed Certificates
5.218% due 12/25/2031	2,748	2,761
5.926% due 05/15/2033	1,092	1,071
Mid-State Trust
8.330% due 04/01/2030	16,869	17,662
7.340% due 07/01/2035	1,329	1,373
7.400% due 07/01/2035	57	59
7.790% due 07/01/2035	76	78
6.340% due 10/15/2036	2,224	2,235
7.791% due 03/15/2038	2,952	3,153
Morgan Stanley Asset-Backed Capital
5.158% due 08/25/2033	1,343	1,345
4.928% due 01/25/2035	212	213
4.908% due 03/25/2035	1,658	1,659
Morgan Stanley Capital I
4.703% due 02/25/2036	15,300	15,307
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032	16	16
Morgan Stanley Home Equity Loans
4.928% due 08/25/2035	4,671	4,674
Nelnet Education Loan Funding, Inc.
4.800% due 11/25/2009	6,166	6,166
Nelnet Student Loan Trust
4.713% due 07/25/2016	2,400	2,405
New Century Home Equity Loan Trust
5.158% due 02/25/2035	945	947
4.928% due 03/25/2035	573	573
4.908% due 07/25/2035	4,755	4,758
Nextcard Credit Card Master Note Trust
6.399% due 12/15/2006	3,550	2,115
Novastar Home Equity Loan
5.093% due 04/25/2028	486	487
5.078% due 09/25/2031	556	556
NPF XII, Inc.
2.232% due 10/01/2003 (c)	49,000	3,038
2.200% due 12/01/2003 (c)	13,800	856
2.462% due 11/01/2024 (c)	3,000	186
Oakwood Mortgage Investors, Inc.
5.124% due 03/15/2018	1,822	1,593
7.500% due 01/15/2021	2,690	2,724
Ocwen Mortgage Loan Asset-Backed Certificates
5.182% due 10/25/2029	52	52
Option One Mortgage Loan Trust
5.578% due 12/26/2029	67	67
5.418% due 01/25/2032	769	770
5.388% due 10/12/2032	25,584	25,656
Origen Manufactured Housing
7.650% due 03/15/2032	13,200	13,384
People’s Choice Home Loan Securities Trust
4.928% due 09/25/2024	307	307
Preferred Credit Corp.
7.590% due 07/25/2026	624	622
Quest Trust
5.468% due 09/24/2034	2,864	2,872
5.258% due 09/25/2034	4,296	4,304
4.998% due 03/25/2035	17	17
4.130% due 12/25/2035	6,157	6,161
Renaissance Home Equity Loan Trust
5.618% due 08/25/2032	3,000	3,015
5.258% due 08/25/2033	1,057	1,060
5.318% due 12/25/2033	7,938	7,995
4.948% due 05/25/2035	1,993	1,995
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007	4,140	4,143
4.978% due 09/25/2013	1,746	1,747
5.068% due 01/25/2033	7,038	7,049
5.158% due 11/25/2033	957	958
4.330% due 11/25/2034	77	78
4.928% due 01/25/2035	601	601
4.713% due 02/25/2036	7,928	7,933

See accompanying notes  |  03.31.06  |  Annual Report  57

Schedule of Investments (Cont.)

Mortgage Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp.
4.938% due 08/25/2013	$783	$784
4.988% due 10/25/2013	203	203
4.918% due 05/25/2027	7,396	7,402
5.368% due 09/25/2031	14,970	14,981
5.118% due 06/25/2032	106	107
5.068% due 07/25/2032	6,147	6,155
5.108% due 06/25/2033	838	839
5.058% due 03/25/2034	232	232
Residential Funding Mortgage Securities II, Inc.
7.850% due 12/25/2024	2,185	2,178
8.350% due 03/25/2025	445	444
Residential Mortgage Loan Trust
6.063% due 09/25/2029	568	568
SACO I, Inc.
5.078% due 11/25/2033	4,304	4,307
Salomon Brothers Mortgage Securities
6.930% due 08/25/2028	1,175	1,180
5.468% due 10/25/2028	1,032	1,033
5.718% due 01/25/2032	382	383
Saxon Asset Securities Trust
5.068% due 03/25/2032	2,393	2,397
5.158% due 12/26/2034	7,850	7,873
4.978% due 08/25/2035	1,139	1,140
SLM Student Loan Trust
4.593% due 01/25/2013	4,907	4,910
4.960% due 03/15/2013	227	227
4.653% due 04/25/2014	1,103	1,104
4.633% due 01/26/2015	4,012	4,008
5.173% due 07/25/2016	17,907	18,022
SMS Student Loan Trust
5.262% due 10/27/2025	613	614
Soundview Home Equity Loan Trust
5.128% due 05/25/2030	1,568	1,570
4.928% due 11/25/2035	15,787	15,799
Specialty Underwriting & Residential Finance
5.158% due 01/25/2034	289	290
4.968% due 10/25/2035	311	311
4.928% due 12/25/2035	313	313
Structured Asset Securities Corp.
4.871% due 01/25/2033	17	17
5.868% due 01/25/2033	3,808	3,823
3.250% due 05/25/2034	5,963	5,974
5.018% due 10/25/2034	1,264	1,265
3.210% due 03/25/2035	1,918	1,919
4.918% due 06/25/2035	8,546	8,552
4.948% due 12/25/2035	7,191	7,196
4.938% due 02/25/2036	3,000	3,002
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013	137	137
Terwin Mortgage Trust
4.998% due 06/25/2036	4,934	4,942
Triton Aviation Finance
4.239% due 06/15/2025 (c)	4,500	5
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,553
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	154	161

Total Asset-Backed Securities (Cost $999,924)		918,337

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/06/2006	269,000	0
Strike @ 4.500% Exp. 10/04/2006	9,000	2
Strike @ 4.250% Exp. 10/19/2006	39,000	3
Strike @ 4.730% Exp. 02/01/2007	105,500	169

Total Purchased Call Options (Cost $1,387)		174

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 24.1%

Certificates of Deposit 5.3%

Citibank New York N.A.
4.690% due 05/12/2006	$221,200	221,200
4.720% due 05/17/2006	150,000	150,000
Unicredito Italiano SpA
4.680% due 05/10/2006	320,000	320,004

		691,204

Commercial Papers 17.3%

Anz (Delaware), Inc.
4.420% due 04/05/2006	100,000	99,975
ANZ National (Int’l) Ltd.
4.425% due 04/05/2006	90,400	90,378
Bank of America Corp.
4.500% due 04/25/2006	196,600	196,059
4.685% due 05/24/2006	180,000	178,805
Bank of Ireland
4.500% due 04/20/2006	300,000	299,362
CBA (de) Finance
4.490% due 04/20/2006	61,500	61,370
Dexia Delaware LLC
4.605% due 05/10/2006	100,000	99,527
DnB NORBank ASA
4.560% due 04/28/2006	5,700	5,682
Federal Home Loan Bank
4.410% due 04/21/2006	47,200	47,096
4.469% due 04/28/2006	31,246	31,149
ForeningsSparbanken AB
4.450% due 04/11/2006	151,900	151,750
Freddie Mac
4.650% due 04/03/2006	8,000	8,000
HBOS Treasury Services PLC
4.605% due 05/08/2006	4,500	4,480
4.615% due 05/09/2006	100,000	99,539
4.610% due 05/10/2006	133,800	133,166
National Australia Funding, Inc.
4.660% due 04/10/2006	200,000	199,819
4.670% due 04/10/2006	35,400	35,368
Nordea N.A., Inc.
4.560% due 04/28/2006	300	299
4.590% due 05/03/2006	2,800	2,789
Skandinaviska Enskilda Banken AB
4.810% due 06/15/2006	24,700	24,448
Svenska Handelsbanken, Inc.
4.495% due 04/24/2006	61,800	61,638
UBS Finance Delaware LLC
4.830% due 04/03/2006	234,800	234,800
4.685% due 06/06/2006	1,500	1,487
Westpac Capital Corp.
4.480% due 05/10/2006	163,900	163,145
Westpac Trust Securities NZ Ltd.
4.560% due 04/28/2006	40,000	39,873

		2,270,004

Repurchase Agreement 1.5%

UBS Warburg LLC
4.480% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Strips 0.000% due 11/15/2019 valued at $204,381. Repurchase proceeds are $200,075.)	200,000	200,000

Tri-Party Repurchase Agreement 0.0%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 4.875% due 09/05/2007 valued at $3,125.Repurchase proceeds are $3,061.)	3,060	3,060

U.S. Treasury Bills 0.0%

4.499% due 06/01/2006-06/15/2006 (d)(g)(h)	2,885	2,862

Total Short-Term Instruments (Cost $3,167,143)		3,167,130

Total Investments (e) 146.6% (Cost $19,521,221)		$19,256,375

Written Options (j) (0.0%) (Premiums $1,423)		(184)

Other Assets and Liabilities (Net) (46.6%)		(6,124,499)

Net Assets 100.0%		$13,131,692

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Interest only security.
(c)	Security is in default.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of March 31, 2006, portfolio securities with an aggregate market value of $157,765 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $148,234 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(g)	Securities with an aggregate market value of $1,488 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(h)	Securities with an aggregate market value of $1,374 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Short	06/2006	1,339	$1,485
90-Day Eurodollar December Futures	Long	12/2006	487	(110)
90-Day Eurodollar June Futures	Long	06/2007	127	(54)

				$1,321

58  Annual Report  |  03.31.06  |  See accompanying notes

(i)	Swap agreements outstanding on March 31, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011	$76,700	$(1,027)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2014	6,800	374
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016	2,800	57
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	75,800	(1,010)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	108,700	2,232
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.150% interest rate cap	Receive	Premium Amount of $2,211	10/01/2011	39,000	(1,752)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	26,400	540
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2013	26,700	(162)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	14,300	292

						$(456)

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ABS Home Equity Index	Buy	(0.540)%	07/25/2045	$25,000	$(67)
Bank of America	ABS Home Equity Index	Buy	(2.670)%	07/25/2045	8,000	(302)
Bank of America	ABS Home Equity Index	Buy	(1.540)%	07/25/2045	25,000	(11)
Barclays Bank PLC	ABS Home Equity Index	Buy	(2.670)%	07/25/2045	50,000	(580)
Bear Stearns & Co., Inc.	KLIO Funding Corp. floating rate based on 1-month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700)%	04/23/2039	4,000	(34)
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700)%	03/08/2040	1,000	(4)
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.540)%	07/25/2045	10,000	(27)
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(1.540)%	07/25/2045	25,000	(168)
Bear Stearns & Co., Inc.	ABS Home Equity Index	Sell	2.670%	07/25/2045	3,000	37
Deutsche Bank AG	ABS Home Equity Index	Buy	(2.670)%	07/25/2045	25,000	(86)
Goldman Sachs & Co.	Novastar Home Equity Loan floating rate based on 1-month USD-LIBOR plus 3.500% due 09/25/2034	Sell	(2.200)%	09/25/2034	10,000	(78)
Goldman Sachs & Co.	Home Equity Asset Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 12/25/2034	Sell	(2.200)%	12/25/2034	10,000	12
Goldman Sachs & Co.	ABS Home Equity Index	Buy	(0.540)%	07/25/2045	125,000	(279)
Goldman Sachs & Co.	ABS Home Equity Index	Buy	(2.670)%	07/25/2045	5,000	(70)
J.P. Morgan Chase & Co.	ABS Home Equity Index	Buy	(1.540)%	07/25/2045	25,000	(17)
J.P. Morgan Chase & Co.	ABS Home Equity Index	Sell	2.670%	07/25/2045	50,000	588
Lehman Brothers, Inc.	ABS Home Equity Index	Buy	(0.540)%	07/25/2045	10,000	(24)
UBS Warburg LLC	ABS Home Equity Index	Sell	2.670%	07/25/2045	10,000	161

						$(949)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(j)	Written options outstanding on March 31, 2006:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$17,000	$118	$4
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	4,000	47	3
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	117,000	886	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	45,400	372	177

							$1,423	$184

(k)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/18/2021	$315,000	$314,311	$313,129
Government National Mortgage Association	5.500%	04/20/2036	$275,000	274,312	272,336

				$588,623	$585,465

See accompanying notes  |  03.31.06  |  Annual Report  59

Schedule of Investments

Municipal Sector Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 94.5%

Alaska 0.4%

Alaska State Northern Tobacco Securitization Corporations Revenue Bonds, Series 2000
6.500% due 06/01/2031	$1,500	$1,571

Arizona 1.0%

Phoenix, Arizona Industrial Development Authority Revenue Notes, (AMBAC Insured) Series 2005
5.000% due 09/15/2016	3,450	3,652

Arkansas 0.9%

University of Central Arkansas Revenue Notes, (FGIC Insured), Series 2004
5.000% due 11/01/2010	410	428
5.000% due 11/01/2011	840	877
5.000% due 11/01/2012	880	917
5.000% due 11/01/2013	925	964

		3,186

California 9.1%

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, Series 2003
5.200% due 11/15/2022	5,000	5,189
California State Economic Recovery Revenue Notes, Series 2004
5.250% due 07/01/2013	8,000	8,670
California State Educational Facilities Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 10/01/2033	1,800	1,873
California State Statewide Communities Development Authority Revenue Notes, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,559
California State University Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 11/01/2038	4,660	4,821
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	3,500	3,817
Norco, California Redevelopment Agency Tax Allocation Notes, (RADIAN Insured), Series 2004
5.000% due 03/01/2032	1,000	1,012
Orange County, California Sanitation District Certificates of Participation Notes, (FGIC Insured), Series 2003
5.250% due 02/01/2030	900	951
Southern California State Public Power Authority Revenue Notes, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	5,809

		33,701

Colorado 1.0%

Colorado State Certificate of Participation, (MBIA Insured), Series 2005
5.000% due 11/01/2030	800	1,089
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,347
El Paso County, Colorado Single Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,316

		3,752

Florida 1.5%

Palm Beach County, Florida Solid Waste Authority Revenue Notes, (AMBAC Insured), Series 2002
0.000% due 10/01/2014	$7,000	4,882
Reedy Creek, Florida Improvement District Revenue Notes, (MBIA Insured) Series 2003
5.250% due 10/01/2013	500	539

		5,421

Georgia 0.3%

Georgia State General Obligation Notes, Series 2002
5.000% due 05/01/2020	1,000	1,064

Idaho 0.3%

Idaho State Health Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 09/01/2035	1,000	1,017

Illinois 5.5%

Boone & Winnebago Counties, Illinois Community Unit General Obligation Notes, (FGIC Insured), Series 2003
0.000% due 01/01/2012	1,120	889
Boone, McHenry & Dekalb Counties, Illinois Community Unit General Obligation Notes, (MBIA Insured), Series 2005
11.457% due 12/01/2020	1,220	1,181
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	710
Chicago, Illinois General Obligation Notes, (MBIA Insured), Series 2001
5.590% due 01/01/2023	5,965	5,094
Chicago, Illinois Housing Authority Revenue Notes, Series 2001
5.375% due 07/01/2016	1,510	1,596
Illinois State Development Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2025	10,000	3,985
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	825
Illinois State Educational Facilities Authority Revenue Notes, (FGIC Insured), Series 1993
5.750% due 07/01/2012	4,000	4,313
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	2,000	1,719

		20,312

Indiana 5.0%

Indiana State Ball State University Revenue Notes, (FSA Insured), Series 2004
5.500% due 07/01/2020	475	536
Indiana State Bond Bank Revenue Notes, (MBIA Insured), Series 2003
5.000% due 01/25/2016	1,320	1,391
5.000% due 09/01/2025	2,000	2,063
Indiana State Development Finance Authority Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 07/01/2030	1,475	1,525
Indiana State Fairfield School Building Corporations Revenue Notes, (FGIC Insured), Series 2003
5.000% due 07/15/2024	2,850	2,958
Indiana State Tri-Creek School Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 07/15/2018	1,700	1,780
5.000% due 07/15/2019	1,790	1,871
Lawrence, Indiana Township School Building Corporations Revenue Notes, (FSA Insured), Series 2004
5.000% due 01/15/2011	735	774
5.000% due 01/15/2012	425	450
5.000% due 01/15/2013	450	478
Merrillville, Indiana Multi School Building Corporations Revenue Notes, (MBIA Insured), Series 2001
5.000% due 01/05/2021	2,000	2,047
Southmont, Indiana School Building Corporations Revenue Notes, (FGIC Insured), Series 2004
5.250% due 01/15/2011	445	474
5.250% due 01/15/2012	540	579
5.250% due 07/15/2012	475	511
Wayne, Indiana Township School Building Corporations Revenue Notes, (FGIC Insured), Series 2003
5.000% due 07/15/2012	1,100	1,169

		18,606

Iowa 0.1%

Iowa City, Iowa General Obligation Notes, Series 2002
5.000% due 06/01/2020	500	524

Kansas 3.1%

Kansas State Department of Transportation Highway Revenue Notes, Series 2003
5.000% due 09/01/2011	10,000	10,636
Sedgwick County, Kansas Unified School District No. 259 General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 09/01/2012	750	797

		11,433

Louisiana 2.9%

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,560	2,702
7.759% due 11/15/2031	7,410	8,166

		10,868

Maine 0.3%

Maine State Turnpike Authority Revenue Notes, (FGIC Insured), Series 2000
5.750% due 07/01/2028	1,000	1,088

Massachusetts 9.8%

Commonwealth of Massachusetts General Obligation Notes, (AMBAC Insured), Series 2004
5.500% due 08/01/2030	500	582
Commonwealth of Massachusetts General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 08/01/2011	20,000	21,185
Commonwealth of Massachusetts General Obligation Notes, Series 2005
5.000% due 03/01/2025	5,000	5,219
Massachusetts State Bay Transportation Authority Revenue Notes, (General Obligation Authority Insured), Series 2000
6.570% due 03/01/2028	500	518

60  Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Massachusetts State Bay Transportation Authority Revenue Notes, Series 2002
5.250% due 07/01/2016	$4,930	$5,281
Massachusetts State Housing Finance Agency Revenue Bonds, Series 2005
6.630% due 06/01/2034	2,500	2,562
Massachusetts State Water Residential Authority Revenue Notes, (MBIA Insured), Series 1995
4.750% due 12/01/2021	700	714
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	260

		36,321

Michigan 1.9%

Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	200	207
Michigan State Building Authority Revenue Notes, (MBIA Insured), Series 2004
6.570% due 10/15/2020	4,953	5,433
Michigan State Higher Education Student Loan Authority Revenue Notes, (AMBAC Insured), Series 2006
10.680% due 03/01/2030	1,700	1,611

		7,251

Minnesota 0.1%

Southern Minnesota State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 01/01/2014	500	541

Mississippi 0.7%

Mississippi State Housing Finance Corporations Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	2,752

Nevada 2.0%

Clark County, Nevada General Obligation Revenue Bonds, (FGIC Insured), Series 2006
10.140% due 11/01/2035	5,000	5,119
Las Vegas, Nevada Valley Water District Revenue Notes, (MBIA Insured), Series 2003
5.000% due 06/01/2025	2,085	2,158

		7,277

New Hampshire 0.6%

New Hampshire State Health & Education Facilities Authority Revenue Notes, (AMBAC Insured), Series 2002
5.375% due 07/01/2020	2,000	2,156

New Jersey 4.0%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	2,494
New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004
5.250% due 07/01/2034	2,000	2,090
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,325	1,390
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	8,000	8,724

		14,698

New York 9.9%

New York City, New York General Obligation Notes, (MBIA Insured), Series 2001
6.840% due 05/15/2029	$5,915	$6,384
New York City, New York General Obligation Notes, Series 2005
5.000% due 06/01/2030	6,500	6,697
New York City, New York Municipal Water Finance Authority Revenue Bonds, (MBIA-IBC Insured), Series 2001
5.125% due 06/15/2033	4,090	4,272
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2000
7.580% due 11/01/2024	1,000	1,158
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2005
6.640% due 06/15/2031	5,000	5,372
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2000
4.500% due 08/15/2022	750	777
New York State Dormitory Authority Revenue Notes, (MBIA-IBC Insured), Series 2000
7.580% due 07/01/2025	1,500	1,574
New York State Tobacco Settlement Financing Corporation Revenue Notes, Series 2003
5.500% due 06/01/2017	10,000	10,668

		36,902

North Carolina 1.2%

North Carolina State General Obligation Notes, Series 2001
6.770% due 09/01/2017	4,000	4,584

Pennsylvania 2.3%

Commonwealth of Pennsylvania State General Obligation Notes, (FGIC Insured), Series 2001
6.676% due 12/01/2008	6,750	7,357
Pittsburgh, Pennsylvania Redevelopment Authority Water & Sewer System Revenue Notes, (FSA Insured), Series 2000
6.750% due 09/01/2021	1,000	1,052

		8,409

Puerto Rico 0.2%

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
6.000% due 07/01/2026	700	761

Rhode Island 0.8%

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,842

South Carolina 2.6%

Charleston County, South Carolina Certificate of Participation Notes, (MBIA Insured), Series 2004
5.000% due 06/01/2011	1,295	1,372
Lexington, South Carolina Health Services Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,578
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,000	6,731

		9,681

Tennessee 3.5%

Memphis, Tennessee Electrical System Revenue Notes, (MBIA Insured), Series 2003
5.000% due 12/01/2010	$10,300	10,872
5.000% due 12/01/2012	2,000	2,137

		13,009

Texas 14.0%

Arlington, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2000
6.550% due 02/15/2024	750	792
Austin, Texas Utility System Revenue Notes, (MBIA Insured), Series 1992-A
0.000% due 11/15/2010	3,745	3,124
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2006
11.390% due 05/15/2035	2,000	2,340
Comal, Texas Independent School District General Obligation Revenue Notes, (PSF Insured), Series 2006
5.000% due 02/01/2033	3,000	3,080
Dallas, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2006
4.750% due 08/15/2032	2,000	2,013
Garland, Texas Independent School District General Obligation Notes, (PSF Insured), Series 1999
5.375% due 02/15/2012	100	103
Houston, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2001
6.070% due 02/15/2026	750	763
Houston, Texas Water & Sewer System Revenue Notes, (AMBAC Insured), Series 1991
0.000% due 12/01/2009	1,750	1,520
Lancaster, Texas Independent School District General Obligation Revenue Notes, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	926
Lubbock, Texas Health Facilities Development Revenue Notes, Series 1998
5.250% due 07/01/2011	575	600
San Antonio, Texas Electric & Gas Systems Revenue Notes, Series 2003
5.250% due 02/01/2011	6,000	6,388
San Antonio, Texas General Obligation Notes, (FSA Insured), Series 2004
5.000% due 02/01/2012	2,445	2,590
San Antonio, Texas General Obligation Notes, Series 2001
5.000% due 08/01/2010	50	53
San Antonio, Texas Utilities Revenue Notes, (MBIA Insured), Series 2005
6.580% due 02/01/2030	3,535	3,805
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
7.710% due 05/15/2037	1,005	1,011
8.940% due 05/15/2038	6,250	6,267
Sheldon, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2003
5.000% due 02/15/2025	2,400	2,489

See accompanying notes  |  03.31.06  |  Annual Report  61

Schedule of Investments (Cont.)

Municipal Sector Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
Socorro, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2005
5.000% due 08/15/2027	$3,540	$3,682
5.000% due 08/15/2028	1,545	1,603
Tarrant, Texas Regional Water District Revenue Notes, (FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	5,067
Texas State Capital Area Housing Finance Corporations Revenue Bonds, (FHA VA Insured), Series 1984
0.000% due 01/01/2016	6,060	3,906

		52,122

Washington 2.9%

King County, Washington General Obligation Bonds, (FGIC Insured), Series 2005
11.590% due 01/01/2035	3,410	3,969
Port of Seattle, Washington Revenue Notes, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,048
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2012	6,080	4,629
Washington State General Obligation Notes, (FGIC Insured), Series 2005
6.365% due 06/01/2016	1,340	1,309

		10,955

West Virginia 0.6%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,215

Wisconsin 6.0%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.125% due 06/01/2027	2,935	3,106
6.375% due 06/01/2032	250	269
Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2011	16,875	17,833
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.600% due 05/01/2011	950	980
4.700% due 11/01/2012	35	35

		22,223

Total Municipal Bonds & Notes (Cost $344,107)		350,894

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
7.250% due 01/15/2010	100	107

Total U.S. Government Agencies (Cost $111)		107

SHORT-TERM INSTRUMENTS 5.6%

Commercial Paper 5.2%

Fannie Mae
4.316% due 04/03/2006	8,200	8,200
General Electric Capital Corp.
4.600% due 05/09/2006	3,300	3,285
4.870% due 06/29/2006	7,800	7,705

		19,190

Repurchase Agreement 0.2%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $956. Repurchase proceeds are $935.)	935	935

U.S. Treasury Bills 0.2%

4.500% due 06/15/2006 (a)	595	589

Total Short-Term Instruments (Cost $20,718)		20,714

Total Investments 100.1% (Cost $364,936)		$371,715

Other Assets and Liabilities (Net) (0.1%)		(515)

Net Assets 100.0%		$371,200

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities with an aggregate market value of $589 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	245	$821

62  Annual Report  |  03.31.06  |  See accompanying notes

Schedule of Investments

Real Return Portfolio

March 31, 2006

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.8%

Banking & Finance 0.7%

BAE Systems Holdings, Inc.
5.149% due 08/15/2008		$400	$401
Citigroup, Inc.
4.707% due 01/30/2009		600	600
General Electric Capital Corp.
4.930% due 12/12/2008		600	601
General Motors Acceptance Corp.
5.645% due 05/18/2006		400	399
Morgan Stanley
6.100% due 04/15/2006		245	245
Rabobank Nederland
4.640% due 01/15/2009		500	500
Travelers Property Casualty Corp.
3.750% due 03/15/2008		800	779
Vita Capital Ltd.
5.880% due 01/01/2007		3,600	3,603

			7,128

Utilities 0.1%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		640	660

Total Corporate Bonds & Notes (Cost $7,830)			7,788

MUNICIPAL BONDS & NOTES 0.6%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
6.375% due 06/01/2032		1,000	1,074
California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.625% due 06/01/2023		265	268
Connecticut State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 03/01/2013		1,000	1,068
Kansas City, Kansas Turnpike Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 09/01/2013		300	320
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039		500	559
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		300	301
Rhode Island State Tobacco Settlement Financing Corpora-tions Revenue Notes, Series 2002
6.000% due 06/01/2023		500	522
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
6.500% due 06/01/2026		1,160	1,266

Total Municipal Bonds & Notes (Cost $4,861)			5,378

U.S. GOVERNMENT AGENCIES 5.1%

Fannie Mae
4.655% due 04/01/2035		826	821
4.730% due 01/01/2035		522	514
4.818% due 09/01/2044-10/01/2044 (b)		583	587
5.500% due 01/01/2024- 05/11/2036 (b)		47,821	46,688
6.069% due 09/01/2018		104	105
Freddie Mac
5.098% due 09/25/2031		177	177
5.099% due 12/15/2030		380	381
Government National Mortgage Association
6.500% due 05/15/2026- 06/15/2028 (b)		136	141

Total U.S. Government Agencies (Cost $50,020)			49,414

U.S. TREASURY OBLIGATIONS 114.3%

Treasury Inflation Protected Securities(a)
3.375% due 01/15/2007 (e)		19,151	19,362
3.625% due 01/15/2008		84,899	87,244
3.875% due 01/15/2009		104,785	109,738
4.250% due 01/15/2010		87,652	94,202
0.875% due 04/15/2010		83,228	78,859
3.500% due 01/15/2011		36,234	38,313
3.375% due 01/15/2012		11,169	11,845
3.000% due 07/15/2012		49,601	51,703
1.875% due 07/15/2013		94,695	91,984
2.000% due 01/15/2014		38,679	37,762
2.000% due 07/15/2014		68,500	66,828
1.625% due 01/15/2015		4,570	4,314
1.875% due 07/15/2015		68,820	66,207
2.000% due 01/15/2016		26,278	25,499
2.375% due 01/15/2025		103,314	103,859
2.000% due 01/15/2026		19,084	18,091
3.625% due 04/15/2028		126,266	155,248
3.875% due 04/15/2029		15,562	19,977
U.S. Treasury Bonds
6.625% due 02/15/2027		2,500	2,999
4.500% due 02/15/2036		2,700	2,534
U.S. Treasury Notes
3.875% due 09/15/2010		13,270	12,769
4.125% due 05/15/2015		2,300	2,174
4.500% due 11/15/2015		1,400	1,359

Total U.S. Treasury Obligations (Cost $1,128,805)			1,102,870

MORTGAGE-BACKED SECURITIES 1.0%

Bear Stearns Adjustable Rate Mortgage Trust
5.058% due 11/25/2030		722	722
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		195	194
Countrywide Home Loan Mortgage Pass-Through Trust
5.158% due 06/25/2035		1,347	1,352
GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,733	1,694
Washington Mutual, Inc.
5.108% due 10/25/2045		4,893	4,920
5.078% due 12/25/2045		679	681

Total Mortgage-Backed Securities (Cost $9,559)			9,563

ASSET-BACKED SECURITIES 1.4%

AAA Trust
4.918% due 11/26/2035		187	188
Asset-Backed Funding Certificates
4.928% due 08/25/2035		880	880
Bear Stearns Asset-Backed Securities, Inc.
5.268% due 07/25/2033		266	266
Carrington Mortgage Loan Trust
4.898% due 06/25/2035		277	277
4.938% due 09/25/2035		2,339	2,341
Long Beach Mortgage Loan Trust
5.018% due 11/25/2034		42	42
Mastr Asset-Backed Securities Trust
4.898% due 01/25/2036		1,955	1,957
Merrill Lynch Mortgage Investors, Inc.
4.918% due 06/25/2036		1,517	1,518
4.975% due 06/25/2036		2,100	2,099
4.898% due 01/25/2037		475	476
Option One Mortgage Loan Trust
4.918% due 11/25/2035		1,056	1,057
Park Place Securities, Inc.
4.928% due 08/25/2035		125	125
Quest Trust
4.998% due 03/25/2035		47	47
Renaissance Home Equity Loan Trust
4.968% due 10/25/2035		79	79
Residential Asset Securities Corp.
4.892% due 06/25/2027		200	200
5.118% due 01/25/2034		43	43
Soundview Home Equity Loan Trust
4.888% due 02/25/2036		191	191
4.910% due 04/25/2036		100	100
Structured Asset Securities Corp.
4.900% due 04/25/2035		1,385	1,345
4.918% due 08/25/2035		283	283

Total Asset-Backed Securities (Cost $13,538)			13,514

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.6%

Canadian Government Bond (a)
3.000% due 12/01/2036		C$ 1,366	1,575
Pylon Ltd.
4.204% due 12/18/2008		EC 3,200	3,928

Total Foreign Currency-Denominated Issues (Cost $5,181)			5,503

	Notional Amount (000s)
PURCHASED PUT OPTIONS (i) 0.0%

30-Year Interest Rate Swap (OTC) Pay 6-Month BP-LIBOR Floating Rate Index
Strike @4.250% Exp. 06/12/2006	BP	2,200	91

Total Purchased Put Options (Cost $64)			91

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (i) 5.0%

Repurchase Agreement 0.6%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,525. Repurchase proceeds are $5,417.)		$5,415	5,415

Belgium Treasury Bills 0.9%

1.913% due 04/13/2006-06/15/2006 (b)	EC	7,290	8,765

France Treasury Bills 1.0%

2.516% due 05/24/2006-07/20/2006 (b)		8,120	9,784

Germany Treasury Bills 1.5%

2.585% due 07/12/2006-08/16/2006 (b)		12,080	14,414

See accompanying notes  |  03.31.06  |  Annual Report  63

Schedule of Investments (Cont.)

Real Return Portfolio

March 31, 2006

	Principal Amount (000s)		Value (000s)
Netherlands Treasury Bills 0.7%

1.199% due 04/28/2006	EC	5,800	$7,017

Spain Treasury Bills 0.0%

1.010% due 06/23/2006		370	443

U.S. Treasury Bills 0.3%

4.497% due 06/01/2006-06/15/2006 (b)(d)(e)		$ 2,570	2,545

Total Short-Term Instruments (Cost $48,242)			48,383

Total Investments (c) 128.8% (Cost $1,268,100)			$1,242,504

Written Options (g) (0.0%) (Premiums $104)			(143)

Other Assets and Liabilities (Net) (28.8%)			(277,616)

Net Assets 100.0%			$964,745

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal amount of security is adjusted for inflation.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of March 31, 2006, portfolio securities with an aggregate market value of $4,229 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(e)	Securities with an aggregate market value of $1,929 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	43	$(20)
90-Day Eurodollar June Futures	Long	06/2007	43	(20)
90-Day Eurodollar March Futures	Long	03/2008	42	(19)
90-Day Eurodollar September Futures	Long	09/2007	43	(20)
Euro-Bund 10-Year Note June Futures	Short	06/2006	11	19
U.S. Treasury 10-Year Note June Futures	Long	06/2006	493	(540)
U.S. Treasury 30-Year Bond June Futures	Long	06/2006	517	(1,944)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	1,349	(1,118)

				$(3,662)

(f)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC 1,600	$8
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016	4,000	(23)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	1,800	3
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015	1,400	51
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010	1,600	7
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016	$5,800	119
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013	4,700	85
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	11,500	235
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	3,200	(19)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	100	(1)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	139,400	2,862
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	7,500	154
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	42,100	863
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	124,900	(755)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2013	3,600	86
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	2,900	0
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	10,300	(62)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	5,700	70

						$3,683

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	05/25/2006	$1,000	$3
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	500	5

64  Annual Report  |  03.31.06  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	$2,000	$(35)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	300	(1)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	300	(1)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	300	(9)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	2,000	21
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	4,300	(66)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	9
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,000	(158)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,000	(15)

						$(247)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g) Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$110.000	05/26/2006	48	$25	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	48	27	51
Put - CBOT U.S. Treasury 30-Year Bond June Futures	110.000	05/26/2006	55	52	91

				$104	$143

(h) Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value²
U.S. Treasury Note	3.625%	05/15/2013	$2,000	$1,863	$1,884
U.S. Treasury Note	4.250%	08/15/2013	26,300	25,406	25,473
U.S. Treasury Note	4.250%	11/15/2013	35,700	34,451	34,899

				$61,720	$62,256

²	Market value includes $799 of interest payable on short sales.

(i)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$ 1,583	05/2006	$1	$0	$1
Buy	EC 4,206	04/2006	12	(4)	8
Sell	40,822	04/2006	0	(108)	(108)
Buy	JY 1,116,737	05/2006	29	0	29

			$42	$(112)	$(70)

See accompanying notes  |  03.31.06  |  Annual Report  65

Schedule of Investments

Short-Term Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 22.4%

Banking & Finance 15.1%

BAE Systems Holdings, Inc.
5.149% due 08/15/2008	$4,400	$4,408
CIT Group, Inc.
4.984% due 05/23/2008	700	702
4.899% due 08/15/2008	2,250	2,254
5.000% due 11/24/2008	10,700	10,604
Citigroup, Inc.
4.730% due 05/02/2008	2,200	2,202
5.000% due 12/26/2008	3,600	3,602
Countrywide Bank NA
4.759% due 09/15/2006	16,300	16,301
First Union National Bank of Florida
6.180% due 02/15/2036	600	625
Ford Motor Credit Co.
5.880% due 03/21/2007	8,200	8,081
General Electric Capital Corp.
4.930% due 12/12/2008	6,000	6,003
General Motors Acceptance Corp.
5.645% due 05/18/2006	14,796	14,754
5.500% due 01/16/2007	4,450	4,381
6.125% due 02/01/2007	5,000	4,924
Goldman Sachs Group, Inc.
4.866% due 08/01/2006	17,000	17,008
5.060% due 03/30/2007	2,500	2,504
5.230% due 02/26/2008	1,000	1,007
4.944% due 07/23/2009	12,100	12,181
5.022% due 03/02/2010	2,000	2,003
HSBC Finance Corp.
7.200% due 07/15/2006	11,055	11,115
4.850% due 02/28/2007	6,700	6,706
6.538% due 11/13/2007	4,000	4,080
4.970% due 05/10/2010	5,050	5,067
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	4,000	4,009
MBNA America Bank N.A.
6.500% due 06/20/2006	2,682	2,691
MBNA Europe Funding PLC
4.950% due 09/07/2007	11,300	11,310
Morgan Stanley
4.708% due 01/12/2007	200	200
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (h)	16,500	16,500
Riggs Capital Trust
8.625% due 12/31/2026	5,500	5,843
8.875% due 03/15/2027	1,100	1,179
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	11,500	11,507
7.375% due 04/29/2049	4,000	4,000
VTB Capital S.A.
5.680% due 09/21/2007	4,700	4,704
Wachovia Bank N.A.
4.980% due 03/23/2009	6,200	6,203

		208,658

Industrials 3.3%

DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	5,495	5,497
5.100% due 03/07/2007	10,700	10,707
5.360% due 09/10/2007	12,500	12,541
Historic TW, Inc.
8.180% due 08/15/2007	3,900	4,040
HJ Heinz Co.
6.428% due 12/01/2020	6,800	6,924
Kroger Co.
7.625% due 09/15/2006	115	116
Time Warner, Inc.
6.125% due 04/15/2006	6,202	6,203

		46,028

Utilities 4.0%

American Electric Power Co., Inc.
6.125% due 05/15/2006	874	875
AT&T, Inc.
4.389% due 06/05/2021	4,250	4,244
BellSouth Corp.
4.258% due 04/26/2021	5,225	5,222
Dominion Resources, Inc.
3.660% due 11/15/2006	600	594
5.265% due 09/28/2007	5,100	5,107
Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850	8,468
FirstEnergy Corp.
5.500% due 11/15/2006	370	370
Florida Power Corp.
5.141% due 11/14/2008	3,400	3,403
Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,142
PSEG Power LLC
6.875% due 04/15/2006	6,300	6,302
Public Service Electric & Gas
5.065% due 06/23/2006	5,000	5,001
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008	2,600	2,604
Southwestern Public Service Co.
5.125% due 11/01/2006	6,000	5,988
Verizon Global Funding Corp.
4.879% due 08/15/2007	1,100	1,100

		55,420

Total Corporate Bonds & Notes (Cost $311,336)		310,106

U.S. GOVERNMENT AGENCIES 24.7%

Fannie Mae
3.000% due 01/25/2025	100	97
3.500% due 02/25/2013-01/25/2025 (b)	5,178	5,118
4.250% due 04/25/2028	228	224
4.285% due 04/26/2035	4,268	4,270
4.550% due 09/07/2006	14,000	14,002
4.565% due 05/01/2036	2,709	2,723
4.604% due 05/01/2036	6	6
4.630% due 05/01/2036	335	336
4.665% due 05/22/2006	40,000	39,990
4.725% due 09/07/2006	38,600	38,598
4.805% due 09/21/2006	79,900	79,896
4.818% due 03/01/2044	1,176	1,179
4.938% due 03/25/2034	1,523	1,525
5.132% due 07/01/2029	100	102
5.218% due 06/25/2032	49	49
5.500% due 11/01/2008-10/01/2016 (b)	15,361	15,315
5.569% due 06/01/2032	312	316
5.702% due 11/01/2025	283	289
5.950% due 02/25/2044	6,700	6,670
5.994% due 09/25/2023-10/25/2023 (b)	434	448
6.001% due 12/01/2040	749	766
6.500% due 06/01/2006-12/25/2042 (b)	638	647
6.800% due 09/01/2029	655	674
7.386% due 06/01/2030	185	184
7.500% due 05/01/2028	182	190
7.775% due 05/01/2030	29	29
8.000% due 10/01/2026	245	260
9.000% due 04/01/2020-01/01/2026 (b)	445	482
9.500% due 07/01/2021-06/01/2025 (b)	285	314
Federal Home Loan Bank
4.200% due 02/05/2007	16,000	14,834
4.770% due 06/12/2006	41,400	41,396
Freddie Mac
2.500% due 04/15/2013	2,150	2,081
3.000% due 05/15/2022	100	96
3.500% due 03/15/2022	2,599	2,532
3.800% due 02/17/2009	5,000	4,807
4.000% due 01/15/2021-10/15/2023 (b)	782	765
4.500% due 11/15/2013-03/15/2026 (b)	526	518
4.900% due 11/03/2008	10,700	10,611
5.000% due 08/15/2016-02/15/2025 (b)	1,929	1,922
5.018% due 07/25/2044	15,114	15,192
5.078% due 08/25/2031	1,976	1,987
5.098% due 09/25/2031	2,351	2,352
5.099% due 12/15/2030	5,316	5,338
5.500% due 08/15/2030	73	73
5.633% due 11/01/2031	1,037	1,053
5.917% due 03/01/2030	602	613
6.000% due 10/01/2033	652	653
6.016% due 07/01/2019	20	20
6.250% due 03/15/2028	5,678	5,720
6.500% due 05/01/2006	33	33
Government National Mortgage Association
4.000% due 09/16/2025	600	589
4.250% due 01/20/2030	59	59
4.375% due 01/20/2027	1,735	1,752
4.500% due 09/20/2029	1,026	1,024
4.750% due 07/20/2026	60	60
5.125% due 10/20/2029	4,295	4,327
5.126% due 06/20/2032	269	271
5.151% due 02/16/2032	414	416
5.176% due 06/20/2030	61	61
5.251% due 04/16/2032	272	274
6.000% due 01/15/2032-03/20/2032 (b)	1,994	1,999
8.500% due 12/20/2026-11/20/2027 (b)	108	116
Small Business Administration
5.090% due 10/01/2025	3,600	3,501

Total U.S. Government Agencies (Cost $343,284)		341,744

U.S. TREASURY OBLIGATIONS 2.5%

U.S. Treasury Notes
3.375% due 12/15/2008	16,400	15,809
3.875% due 09/15/2010	18,560	17,859

Total U.S. Treasury Obligations (Cost $34,368)		33,668

MORTGAGE-BACKED SECURITIES 13.4%

Banc of America Mortgage Securities
5.446% due 10/20/2032	1,682	1,681
6.500% due 02/25/2033	1,583	1,575
Bear Stearns Adjustable Rate Mortgage Trust
5.925% due 06/25/2032	510	508
5.619% due 02/25/2033	70	70
4.678% due 12/25/2033	2,630	2,588
4.196% due 01/25/2034	1,952	1,938
4.815% due 01/25/2034	1,689	1,664
3.723% due 11/25/2034	7,609	7,711
4.750% due 11/25/2035	18,969	18,696
Bear Stearns Alt-A Trust
5.098% due 02/25/2034	3,142	3,146

66  Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Mortgage Pass-Through Trust
5.088% due 04/25/2034	$480	$478
5.138% due 03/25/2035	30,593	30,766
5.158% due 06/25/2035	10,100	10,139
CS First Boston Mortgage Securities Corp.
5.148% due 03/25/2032	1,140	1,140
5.850% due 11/25/2032	128	131
6.500% due 04/25/2033	800	801
5.368% due 08/25/2033	1,293	1,298
First Republic Mortgage Loan Trust
5.138% due 06/25/2030	1,525	1,533
5.099% due 11/15/2031	943	947
5.049% due 08/15/2032	5,537	5,550
GGP Mall Properties Trust
5.007% due 11/15/2011	2,393	2,391
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	8,657	8,542
GS Mortgage Securities Corp.
4.899% due 11/15/2015	258	258
GSR Mortgage Loan Trust
6.000% due 03/25/2032	151	150
4.541% due 09/25/2035	5,199	5,083
GSRPM Mortgage Loan Trust
5.218% due 11/25/2031	2,799	2,804
Impac CMB Trust
5.268% due 09/25/2033	4,073	4,077
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,421	2,354
Residential Funding Mortgage Security
6.500% due 03/25/2032	320	320
Sequoia Mortgage Trust
5.156% due 10/20/2027	1,742	1,747
5.126% due 07/20/2033	7,091	7,129
Structured Asset Mortgage Investments, Inc.
5.106% due 09/19/2032	3,083	3,088
5.126% due 03/19/2033	3,086	3,089
1.000% due 03/25/2036	3,300	3,300
Structured Asset Securities Corp.
5.828% due 05/25/2032	554	556
5.450% due 03/25/2033	5,542	5,355
Washington Mutual MSC Mortgage Pass-Through Certificates
6.010% due 02/25/2031	149	149
6.094% due 02/25/2033	784	785
Washington Mutual MSC Mortgage Pass-Through CTFS
5.388% due 02/25/2033	736	732
Washington Mutual, Inc.
5.088% due 12/25/2027	5,968	5,968
5.129% due 10/25/2032	540	537
5.151% due 06/25/2042	3,040	3,058
5.128% due 01/25/2045	23,565	23,677
5.108% due 10/25/2045	7,905	7,947

Total Mortgage-Backed Securities (Cost $186,125)		185,456

ASSET-BACKED SECURITIES 7.2%

AAA Trust
4.918% due 04/25/2035	6,320	6,332
ACE Securities Corp.
4.928% due 10/25/2035	9,014	9,022
AFC Home Equity Loan Trust
5.528% due 12/22/2027	83	83
Ameriquest Mortgage Securities, Inc.
4.928% due 10/25/2035	612	612
Amortizing Residential Collateral Trust
5.168% due 10/25/2031	1,321	1,324
5.108% due 07/25/2032	56	55
Argent Securities, Inc.
5.268% due 09/25/2033	258	259
Asset-Backed Funding Certificates
4.928% due 08/25/2035	2,884	2,885
Bear Stearns Asset-Backed Securities, Inc.
5.148% due 10/25/2032	672	673
5.148% due 01/25/2036	3,976	3,979
5.268% due 03/25/2043	2,284	2,289
Centex Home Equity
5.058% due 03/25/2030	4,975	4,982
Centex Home Equity Co. LLC
4.988% due 01/25/2025	655	656
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	230	230
Countrywide Asset-Backed Certificates
5.188% due 05/25/2032	153	154
4.938% due 06/25/2035	310	310
4.918% due 01/25/2036	2,143	2,145
Credit-Based Asset Servicing & Securitization
5.138% due 06/25/2032	131	132
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032	436	437
Equity One ABS, Inc.
5.118% due 04/25/2034	2,118	2,124
First Franklin Mortgage Loan Asset-Backed Certificates
5.468% due 02/25/2034	731	729
5.018% due 03/25/2034	23	23
GSAMP Trust
4.928% due 09/25/2035	1,979	1,980
HFC Home Equity Loan Asset-Backed Certificates
5.126% due 09/20/2033	3,514	3,526
Home Equity Asset Trust
5.118% due 11/25/2032	8	8
Home Equity Mortgage Trust
4.938% due 07/25/2035	688	689
Household Mortgage Loan Trust
5.076% due 05/20/2032	711	712
Irwin Home Equity
5.338% due 06/25/2028	57	57
5.088% due 07/25/2032	1,121	1,122
IXIS Real Estate Capital Trust
4.898% due 09/25/2035	333	333
Long Beach Mortgage Loan Trust
5.168% due 03/25/2032	95	97
Merrill Lynch Mortgage Investors, Inc.
4.918% due 06/25/2036	6,893	6,897
Morgan Stanley Asset-Backed Capital
5.158% due 08/25/2033	832	833
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032	30	31
New Century Home Equity Loan Trust
4.928% due 09/25/2035	1,876	1,878
4.938% due 10/25/2035	797	798
Novastar Home Equity Loan
5.148% due 09/25/2031	292	292
Option One Mortgage Loan Trust
4.918% due 11/25/2035	5,118	5,122
Park Place Securities, Inc.
4.988% due 02/25/2035	317	317
4.928% due 08/25/2035	3,943	3,946
Quest Trust
5.298% due 02/25/2034	563	563
4.898% due 10/25/2035	5,597	5,601
Renaissance Home Equity Loan Trust
5.168% due 08/25/2032	223	224
5.258% due 08/25/2033	947	950
5.318% due 12/25/2033	2,675	2,694
5.018% due 02/25/2035	173	173
Residential Asset Mortgage Products, Inc.
5.158% due 08/25/2033	264	264
5.148% due 12/25/2033	852	853
4.918% due 05/25/2035	1,956	1,957
4.928% due 10/25/2035	4,845	4,849
SACO I, Inc.
4.928% due 11/25/2020	847	848
Salomon Brothers Mortgage Securities
5.118% due 03/25/2032	804	806
Saxon Asset Securities Trust
5.088% due 01/25/2032	159	159
Soundview Home Equity Loan Trust
4.928% due 11/25/2035	10,391	10,398
Specialty Underwriting & Residential Finance
5.158% due 01/25/2034	50	50
5.148% due 06/25/2034	59	59
Structured Asset Securities Corp.
5.108% due 02/25/2032	801	805
WMC Mortgage Loan Pass-Through Certificates
5.429% due 05/15/2030	437	437

Total Asset-Backed Securities (Cost $99,639)		99,763

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006	67,900	0
Strike @ 4.500% Exp. 04/06/2006	38,100	0
Strike @ 4.750% Exp. 05/02/2006	30,300	0
Strike @ 4.500% Exp. 10/04/2006	20,500	5
Strike @ 4.250% Exp. 10/11/2006	34,700	2
Strike @ 4.250% Exp. 10/12/2006	39,900	3
Strike @ 4.500% Exp. 10/18/2006	115,300	32
Strike @ 4.250% Exp. 10/19/2006	9,900	1
Strike @ 4.250% Exp. 10/25/2006	57,600	5

Total Purchased Call Options (Cost $1,459)		48

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	650	4
90-Day Eurodollar June Futures (CME)
Strike @ $94.500 Exp. 06/19/2006	2,069	13

Total Purchased Put Options (Cost $39)		17

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 24.3%

Certificates of Deposit 1.9%

Citibank New York N.A.
4.730% due 05/22/2006	$26,000	26,000

Commercial Paper 21.2%

Bank of America Corp.
4.815% due 06/19/2006	38,000	37,591
Bank of Ireland
4.550% due 04/26/2006	35,100	34,998
Barclays U.S. Funding Corp.
4.710% due 05/30/2006	32,800	32,555
Danske Corp.
4.420% due 04/06/2006	42,200	42,185
4.510% due 04/26/2006	2,100	2,094
HBOS Treasury Services PLC
4.680% due 05/24/2006	38,000	37,748

See accompanying notes  |  03.31.06  |  Annual Report  67

Schedule of Investments (Cont.)

Short-Term Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
Rabobank USA Financial Corp.
4.830% due 04/03/2006	$26,200	$26,200
Skandinaviska Enskilda Banken AB
4.855% due 06/29/2006	38,000	37,538
Sumitomo Corp. of America
4.980% due 09/12/2006	900	880
UBS Finance Delaware LLC
4.480% due 04/20/2006	21,200	21,155
4.670% due 05/23/2006	20,100	19,970

		292,914

Tri-Party Repurchase Agreement 0.6%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 2.625% due 02/16/2007 valued at $8,369. Repurchase proceeds are $8,205.)	8,202	8,202

U.S. Treasury Bills 0.6%

4.226% due 04/27/2006-06/15/2006 (b)(c)(d)	8,850	8,803

Total Short-Term Instruments (Cost $335,955)		335,919

Total Investments (a) 94.5% (Cost $1,312,205)		$1,306,721

Written Options (f) (0.0%) (Premiums $1,559)		(90)

Other Assets and Liabilities (Net) 5.5%		76,676

Net Assets 100.0%		$1,383,307

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $37,072 were valued with reference to securities whose prices are more readily obtainable.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $ 496 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(d)	Securities with an aggregate market value of $2,326 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	396	$(525)
90-Day Eurodollar June Futures	Long	06/2006	38	(38)
90-Day Eurodollar September Futures	Long	09/2006	651	(590)
U.S. Treasury 5-Year Note June Futures	Long	06/2006	461	(393)

				$(1,546)

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$53,000	$(320)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	3,300	(45)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	3,300	(68)
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.620%	05/04/2006	250,000	52
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.628%	05/04/2006	1,000,000	187
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	20,000	(120)

						$(314)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	$8,100	$33
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	2,000	6
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,000	(158)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	700	3

						$(116)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$113.000	05/26/2006	170	$37	$3
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/26/2006	170	63	21

				$100	$24

68  Annual Report  |  03.31.06  |  See accompanying notes

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006	$4,300	$30	$1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	17,000	124	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	9,000	107	6
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	16,400	124	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	15,000	112	3
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	24,700	174	7
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006	17,200	124	5
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	49,600	495	44
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	12,000	89	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	13,000	80	0

							$1,459	$66

(g)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value²
U.S. Treasury Note	5.500%	05/15/2009	$2,850	$2,909	$2,972
U.S. Treasury Note	4.250%	08/15/2015	37,700	36,228	36,200

				$39,137	$39,172

²	Market value includes $339 of interest payable on short sales.

(h)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	$16,500	$16,500	1.19%

See accompanying notes  |  03.31.06  |  Annual Report  69

Schedule of Investments

Short-Term Portfolio II

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.9%

Banking & Finance 6.4%

Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	$1,000	$1,007
Citigroup, Inc.
4.730% due 05/02/2008	1,000	1,001
5.000% due 12/26/2008	1,400	1,401
Ford Motor Credit Co.
5.880% due 03/21/2007	4,600	4,533
5.795% due 09/28/2007	700	672
Goldman Sachs Group, Inc.
4.670% due 08/01/2006	5,580	5,583
HSBC Finance Corp.
5.040% due 09/15/2008	1,000	1,003
Lehman Brothers Holdings, Inc.
5.150% due 12/23/2010	1,500	1,503
MBNA America Bank N.A.
6.500% due 06/20/2006	1,000	1,003
MBNA Europe Funding PLC
4.950% due 09/07/2007	3,600	3,603
Mirage Resorts, Inc.
6.750% due 08/01/2007	1,500	1,521
Morgan Stanley
4.830% due 02/09/2009	1,200	1,202
Riggs Capital Trust
8.625% due 12/31/2026	2,290	2,433
VTB Capital S.A.
5.680% due 09/21/2007	1,600	1,601
Wachovia Bank N.A.
4.980% due 03/23/2009	2,500	2,501

		30,567

Industrials 5.2%

Constellation Brands, Inc.
8.625% due 08/01/2006	840	853
CSC Holdings, Inc.
7.875% due 12/15/2007	1,800	1,840
DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	4,265	4,266
Delhaize America, Inc.
7.375% due 04/15/2006	2,100	2,104
Enterprise Products Operating LP
4.000% due 10/15/2007	1,300	1,272
HCA, Inc.
7.125% due 06/01/2006	4,254	4,286
Historic TW, Inc.
8.180% due 08/15/2007	1,500	1,554
HJ Heinz Co.
6.189% due 12/01/2008	2,100	2,138
JC Penney Corp., Inc.
6.500% due 12/15/2007	2,000	2,040
News America Holdings, Inc.
7.430% due 10/01/2026	1,500	1,610
Time Warner, Inc.
6.125% due 04/15/2006	2,062	2,062
Williams Cos., Inc.
6.375% due 10/01/2010	1,050	1,045

		25,070

Utilities 3.3%

AT&T, Inc.
4.951% due 11/14/2008	300	301
BellSouth Corp.
4.258% due 04/26/2021	700	700
CMS Energy Corp.
8.900% due 07/15/2008	950	1,014
Dominion Resources, Inc.
5.265% due 09/28/2007	1,700	1,702
Entergy Gulf States, Inc.
3.600% due 06/01/2008	4,400	4,210
Florida Power Corp.
5.141% due 11/14/2008	700	701
Ohio Edison Co.
4.000% due 05/01/2008	40	39
PPL Capital Funding Trust I
7.290% due 05/18/2006	1,250	1,248
PSEG Power LLC
6.875% due 04/15/2006	1,630	1,631
Sprint Capital Corp.
4.780% due 08/17/2006	1,950	1,946
Verizon Global Funding Corp.
4.879% due 08/15/2007	2,500	2,501

		15,993

Total Corporate Bonds & Notes (Cost $71,831)		71,630

MUNICIPAL BONDS & NOTES 0.1%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.590% due 06/15/2035	500	530

Total Municipal Bonds & Notes (Cost $529)		530

U.S. GOVERNMENT AGENCIES 15.9%

Fannie Mae
3.500% due 04/25/2017	2,869	2,840
4.250% due 07/01/2017	22	22
4.264% due 01/01/2018	78	78
4.320% due 11/01/2018	18	18
4.540% due 11/01/2017	13	13
4.546% due 01/01/2018-11/01/2018 (a)	48	48
4.665% due 05/22/2006	19,000	18,995
4.725% due 09/07/2006	13,600	13,599
4.818% due 03/01/2044	3,836	3,847
4.919% due 06/01/2024	8	8
4.930% due 02/01/2024	10	10
4.938% due 03/25/2034	7,754	7,764
5.018% due 10/01/2040	48	49
5.168% due 09/25/2042	1,116	1,122
5.231% due 09/17/2027	21	21
5.281% due 07/18/2027	13	13
5.344% due 02/25/2022-12/25/2022 (a)	6	6
5.444% due 08/25/2022	3	3
5.494% due 12/25/2022	3	3
5.500% due 07/01/2017-11/01/2017 (a)	2,146	2,136
5.544% due 09/25/2022	2	2
5.694% due 02/25/2023	2	2
5.730% due 12/01/2017	7	7
5.750% due 09/01/2031	105	109
5.830% due 01/01/2033	192	197
5.844% due 08/25/2022	1	1
5.877% due 09/01/2031	2,128	2,176
5.950% due 02/25/2044	2,500	2,489
5.994% due 09/25/2023	235	243
Federal Home Loan Bank
3.000% due 10/10/2008	3,000	2,857
3.250% due 07/10/2013	200	188
3.500% due 05/20/2008	540	523
4.000% due 02/18/2009	5,000	4,852
Freddie Mac
3.300% due 12/30/2008	4,000	3,794
4.540% due 06/01/2017	19	19
4.546% due 09/01/2017	21	21
4.625% due 06/01/2018	129	129
4.876% due 11/01/2018	52	53
5.000% due 05/15/2021	338	337
5.018% due 07/25/2044	7,292	7,330
5.353% due 02/01/2036	28	28
5.400% due 03/15/2020	1	1
5.500% due 11/01/2016- 08/15/2030 (a)	357	358
5.513% due 11/01/2028	25	25
5.865% due 12/01/2025	43	44
Government National Mortgage Association
4.375% due 04/20/2030	53	53
4.750% due 07/20/2027	38	38

Total U.S. Government Agencies (Cost $76,682)		76,471

U.S. TREASURY OBLIGATIONS 0.6%

U.S. Treasury Note
3.875% due 09/15/2010	2,960	2,848

Total U.S. Treasury Obligations (Cost $2,878)		2,848

MORTGAGE-BACKED SECURITIES 9.2%

Banc of America Funding Corp.
4.626% due 02/20/2036	1,268	1,247
Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032	11	11
4.203% due 01/25/2034	817	811
4.736% due 01/25/2034	981	966
4.881% due 01/25/2034	517	509
3.738% due 11/25/2034	7,671	7,774
Bear Stearns Alt-A Trust
5.098% due 02/25/2034	690	691
Countrywide Alternative Loan Trust
4.861% due 02/25/2037	3,084	3,095
Countrywide Home Loan Mortgage Pass-Through Trust
5.088% due 05/25/2034	1,261	1,257
5.158% due 06/25/2035	4,629	4,647
CS First Boston Mortgage Securities Corp.
5.148% due 03/25/2032	64	64
First Republic Mortgage Loan Trust
5.049% due 08/15/2032	2,914	2,921
GS Mortgage Securities Corp.
4.899% due 11/15/2015	243	243
GSR Mortgage Loan Trust
4.541% due 09/25/2035	1,733	1,694
GSRPM Mortgage Loan Trust
5.518% due 01/25/2032	1,174	1,187
Harborview Mortgage Loan Trust
5.146% due 02/19/2034	3,819	3,836
Mellon Residential Funding Corp.
5.189% due 12/15/2030	4,071	4,073
Sequoia Mortgage Trust
5.156% due 10/20/2027	1,955	1,961
Structured Adjustable Rate Mortgage Loan Trust
4.938% due 03/25/2035	63	63
Structured Asset Mortgage Investments, Inc.
4.669% due 02/25/2036	100	100
1.000% due 03/25/2036	1,200	1,200
Washington Mutual, Inc.
5.088% due 12/25/2027	5,116	5,115
5.151% due 06/25/2042	663	667

Total Mortgage-Backed Securities (Cost $44,068)		44,132

ASSET-BACKED SECURITIES 5.2%

Amortizing Residential Collateral Trust
5.108% due 07/25/2032	43	42
Argent Securities, Inc.
5.268% due 09/25/2033	27	27
Bear Stearns Asset-Backed Securities, Inc.
4.719% due 01/25/2036	353	354
4.988% due 12/25/2042	979	979
Chase Funding Mortgage Loan Asset-Backed Certificates
5.138% due 08/25/2032	216	216
Contimortgage Home Equity Trust 1998-3
5.429% due 03/15/2027	5	5

70  Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates
5.188% due 05/25/2032	$48	$48
4.938% due 11/25/2035	155	155
Credit-Based Asset Servicing & Securitization
4.441% due 09/25/2033	1	1
Equity One ABS, Inc.
5.098% due 11/25/2032	998	1,000
First Franklin Mortgage Loan Asset-Backed Certificates
5.180% due 03/25/2034	222	222
GSAMP Trust
5.008% due 10/25/2033	681	682
5.108% due 03/25/2034	3,205	3,207
Home Equity Asset Trust
5.278% due 02/25/2033	1	1
Morgan Stanley Asset-Backed Capital
5.158% due 08/25/2033	6	6
4.968% due 11/25/2034	7	7
Novastar Home Equity Loan
5.093% due 04/25/2028	6	6
5.148% due 09/25/2031	233	233
Park Place Securities, Inc.
4.988% due 02/25/2035	183	183
Quest Trust
5.298% due 02/25/2034	60	60
5.378% due 06/25/2034	2,558	2,566
Renaissance Home Equity Loan Trust
5.258% due 08/25/2033	916	918
4.551% due 11/25/2034	1,268	1,273
Residential Asset Mortgage Products, Inc.
4.978% due 09/25/2013	978	979
5.148% due 12/25/2033	279	279
SACO I, Inc.
4.918% due 01/25/2036	1,423	1,424
Saxon Asset Securities Trust
5.088% due 01/25/2032	76	76
SLM Student Loan Trust
4.643% due 07/25/2013	2,312	2,315
4.633% due 01/26/2015	2,785	2,782
Soundview Home Equity Loan Trust
4.988% due 04/25/2035	1,209	1,210
Structured Asset Securities Corp.
5.108% due 01/25/2033	52	52
4.948% due 12/25/2035	2,562	2,564
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013	206	205
Truman Capital Mortgage Loan Trust
5.158% due 01/25/2034	1,094	1,098

Total Asset-Backed Securities (Cost $25,142)		25,175

SOVEREIGN ISSUES 2.6%

Brazilian Government International Bond
5.188% due 04/15/2009	915	920
5.250% due 04/15/2009	1,631	1,631
10.271% due 06/29/2009	6,490	7,537
Korea Development Bank
7.250% due 05/15/2006	150	150
Russia Government International Bond
10.000% due 06/26/2007	1,880	1,983

Total Sovereign Issues (Cost $12,113)		12,221

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006	9,400	0
Strike @ 4.500% Exp. 04/06/2006	14,200	0
Strike @ 4.750% Exp. 05/02/2006	1,100	0
Strike @ 4.500% Exp. 10/04/2006	16,300	3
Strike @ 4.250% Exp. 10/11/2006	8,600	1
Strike @ 4.250% Exp. 10/24/2006	39,200	3
Strike @ 4.250% Exp. 10/25/2006	36,100	3

Total Purchased Call Options (Cost $421)		10

PURCHASED PUT OPTIONS 0.0%

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY115.000 Exp. 05/26/2006	7,000	55

	# of Contracts

90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	130	1

Total Purchased Put Options (Cost $128)		56

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 39.4%

Commercial Paper 38.6%

Bank of Ireland
4.605% due 05/09/2006	$13,800	13,737
4.680% due 05/23/2006	1,500	1,490
Barclays U.S. Funding Corp.
4.675% due 05/22/2006	12,500	12,421
BNP Paribas Finance
4.660% due 05/22/2006	8,200	8,148
Countrywide Bank NA
4.750% due 09/15/2006	6,000	6,000
Cox Communications, Inc.
4.720% due 07/17/2006	1,594	1,594
4.990% due 09/15/2006	900	900
Danske Corp.
4.490% due 04/24/2006	10,300	10,273
4.660% due 05/22/2006	5,000	4,968
Dexia Delaware LLC
4.840% due 06/27/2006	1,500	1,482
ForeningsSparbanken AB
4.605% due 05/09/2006	13,800	13,737
Freddie Mac
4.650% due 04/03/2006	3,500	3,500
General Electric Capital Corp.
4.790% due 06/12/2006	4,700	4,654
4.870% due 06/29/2006	10,300	10,175
HBOS Treasury Services PLC
4.670% due 05/23/2006	13,900	13,810
IXIS Commercial Paper Corp.
4.440% due 04/19/2006	16,700	16,667
Nordea N.A., Inc.
4.740% due 06/02/2006	1,300	1,289
Rabobank USA Financial Corp.
4.830% due 04/03/2006	10,500	10,500
Skandinaviska Enskilda Banken AB
4.830% due 06/22/2006	13,600	13,448
Societe Generale N.A.
4.430% due 04/20/2006	7,000	6,985
4.670% due 05/22/2006	8,200	8,148
UBS Finance Delaware LLC
4.480% due 04/20/2006	1,400	1,397
4.440% due 04/28/2006	1,700	1,695
4.480% due 05/10/2006	1,900	1,891
Westpac Trust Securities NZ Ltd.
4.440% due 04/28/2006	16,900	16,848

		185,757

Repurchase Agreement 0.0%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $354. Repurchase proceeds are $343.)	343	343

U.S. Treasury Bills 0.8%

4.498% due 06/15/2006 (c)(d)	3,790	3,751

Total Short-Term Instruments (Cost $189,868)		189,851

Total Investments (b) 87.9% (Cost $423,660)		$422,924

Written Options (f) (0.3%) (Premiums $1,325)		(1,521)

Other Assets and Liabilities (Net) 12.4%		59,915

Net Assets 100.0%		$481,318

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	As of March 31, 2006, portfolio securities with an aggregate market value of $1,264 were valued with reference to securities whose prices are more readily obtainable.
(c)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on March 31, 2006.

See accompanying notes  |  03.31.06  |  Annual Report  71

Schedule of Investments (Cont.)

Short-Term Portfolio II

March 31, 2006

(d)	Securities with an aggregate market value of $2,331 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2006	20	$(31)
90-Day Eurodollar September Futures	Long	09/2006	92	(213)
90-Day Eurodollar September Futures	Long	09/2006	3	(2)

				$(246)

(e)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-month USD- LIBOR plus 1.150%	Receive	7.430%	10/01/2006	$1,500	$(26)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	500	(7)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	500	(10)

						$(43)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	$1,000	$6
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	6
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,600	(29)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	5,100	(17)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	400	2
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	1,000	(53)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	900	(12)

						$(97)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$113.000	05/26/2006	67	$14	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/26/2006	67	25	8
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	1,043	805	1,375

			Notional Amount
Put - OTC U.S. dollar versus Japanese Yen	JY 112.000	05/26/2006	$7,000	58	19

			Principal Amount
Call - OTC News America Holdings 7.430% due 10/01/2026	$100.000	10/01/2006	1,500	0	103

				$902	$1,506

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	$2,000	$24	$1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	6,100	46	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006	3,700	28	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006	15,500	109	5
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006	4,000	30	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	5,000	60	3
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	05/02/2006	500	3	0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006	16,700	123	5

							$423	$15

72  Annual Report  |  03.31.06  |  See accompanying notes

(g)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value²
U.S. Treasury Note	4.250%	08/15/2015	$3,700	$3,556	$3,553

²	Market value includes $27 of interest payable on short sales.

(h)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CY	4,014	03/2007	$0	$(3)	$(3)
Buy	JY	899,149	05/2006	24	0	24

				$24	$(3)	$21

(i)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$1,012	$1,007	0.21%

See accompanying notes  |  03.31.06  |  Annual Report  73

Schedule of Investments

U.S. Government Sector Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.4%

Banking & Finance 2.9%

Allstate Life Global Funding Trusts
4.683% due 01/25/2008	$11,600	$11,617
Bear Stearns Cos., Inc.
5.180% due 06/19/2006	6,100	6,104
CIT Group, Inc.
5.150% due 06/19/2006	4,900	4,902
5.335% due 09/22/2006	7,000	7,014
Countrywide Home Loans, Inc.
5.302% due 06/02/2006	3,765	3,767
General Motors Acceptance Corp.
5.645% due 05/18/2006	25,000	24,929
Goldman Sachs Group, Inc.
4.810% due 10/27/2006	7,700	7,708
4.690% due 01/09/2007	60,000	60,081
5.265% due 06/28/2010	11,600	11,662
4.950% due 10/07/2011	2,000	2,015
Lehman Brothers Holdings, Inc.
4.713% due 01/23/2009	10,000	10,007
Morgan Stanley
4.830% due 02/09/2009	24,300	24,339
Postal Square LP
6.500% due 06/15/2022	4,102	4,280
Pricoa Global Funding I
4.703% due 01/25/2008	10,000	10,015
SLM Corp.
4.843% due 07/25/2007	1,000	1,003
U.S. Trade Funding Corp.
4.260% due 11/15/2014	11,787	11,385

		200,828

Industrials 0.4%

DaimlerChrysler N.A. Holding Corp.
5.380% due 05/24/2006	11,060	11,063
5.360% due 09/10/2007	15,000	15,049

		26,112

Utilities 0.1%

PSEG Power LLC
6.875% due 04/15/2006	6,700	6,702
Public Service Enterprise Group, Inc.
5.305% due 09/21/2008	3,000	3,005

		9,707

Total Corporate Bonds & Notes (Cost $236,564)		236,647

MUNICIPAL BONDS & NOTES 0.3%

Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	32,400	14,892
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	3,000	3,012

Total Municipal Bonds & Notes (Cost $17,143)		17,904

U.S. GOVERNMENT AGENCIES 30.0%

Fannie Mae
2.150% due 04/13/2006	104,500	104,417
3.854% due 10/01/2033	30,700	29,956
4.500% due 10/25/2015-10/25/2022 (c)	19,991	19,605
4.545% due 03/01/2018	43	43
4.546% due 11/01/2020	46	46
4.555% due 01/01/2018	38	39
4.567% due 09/01/2017	31	31
4.605% due 01/01/2018	131	131
4.685% due 02/25/2036	10,700	10,461
4.691% due 04/26/2035	5,637	5,640
4.818% due 02/01/2041-10/01/2044 (c)	40,708	40,889
4.880% due 05/25/2034	105	105
4.898% due 07/25/2035	10,000	10,010
4.908% due 09/25/2035	14,600	14,615
4.928% due 07/25/2032	932	930
4.938% due 06/25/2033-03/25/2034 (c)	9,378	9,388
4.948% due 03/25/2036	7,800	7,812
4.978% due 03/25/2032	1,543	1,544
5.000% due 10/25/2013-04/15/2015 (c)	91,198	90,433
5.003% due 09/01/2033	20	20
5.018% due 11/01/2030	5	5
5.030% due 08/01/2014	63	63
5.078% due 06/25/2032	9	10
5.147% due 12/01/2029	267	272
5.158% due 11/25/2032	58	58
5.168% due 05/25/2042	1,563	1,567
5.247% due 06/01/2032	39	40
5.250% due 01/28/2013	2,235	2,193
5.294% due 08/25/2021-03/25/2022 (c)	244	246
5.302% due 05/28/2035	571	571
5.330% due 10/01/2032	284	276
5.339% due 12/01/2029	23	23
5.380% due 12/01/2029	111	112
5.383% due 02/01/2026	39	39
5.389% due 05/01/2032	97	99
5.415% due 09/01/2032	7	7
5.444% due 08/25/2022	83	84
5.472% due 03/01/2026	59	61
5.500% due 07/01/2028-04/12/2036 (c)	178,711	174,664
5.544% due 04/25/2022	103	104
5.606% due 09/01/2031	372	380
5.616% due 11/01/2035	3,867	3,959
5.625% due 05/01/2022	17	17
5.650% due 11/01/2014	37	37
5.672% due 12/01/2032	49	50
5.686% due 09/01/2028	263	269
5.699% due 05/01/2025	32	32
5.718% due 04/25/2032	1,752	1,789
5.722% due 12/01/2022	96	97
5.750% due 09/01/2022	11	11
5.771% due 10/01/2032	122	123
5.774% due 12/01/2029	31	31
5.800% due 02/09/2026	30,000	29,419
5.828% due 06/01/2021	4,242	4,323
5.847% due 08/01/2028	14	15
5.875% due 12/01/2031	52	53
5.950% due 02/25/2044	14,800	14,734
6.000% due 12/01/2022-09/01/2033 (c)	531	532
6.020% due 07/01/2018	1,170	1,201
6.210% due 08/06/2038	14,200	16,032
6.290% due 09/01/2026	1,222	1,249
6.388% due 10/01/2025	43	44
6.396% due 06/01/2025	23	23
6.487% due 01/01/2029	153	157
6.660% due 06/01/2028	73	75
Federal Farm Credit Bank
3.060% due 01/30/2007	16,235	15,968
4.561% due 04/04/2006	15,000	15,000
4.596% due 06/05/2006	50,000	50,005
4.706% due 06/20/2006	23,600	23,604
4.741% due 07/28/2006	25,000	25,007
5.100% due 10/15/2012	2,000	1,957
Federal Home Loan Bank
2.850% due 08/06/2007	6,000	5,827
2.875% due 05/22/2006	172,700	172,200
3.450% due 01/23/2008	17,205	16,730
3.875% due 10/23/2006	148,000	147,009
4.000% due 07/14/2008-03/18/2011 (c)	50,110	48,501
4.020% due 08/01/2006	73,425	73,193
4.070% due 07/16/2014	1,000	918
4.125% due 11/17/2008	44,600	43,560
4.200% due 02/05/2007	14,000	12,980
4.280% due 05/18/2009	46,660	45,472
5.120% due 01/10/2013	5,000	4,882
5.125% due 08/15/2019	98,000	95,633
5.500% due 04/17/2006	20,000	20,003
Freddie Mac
0.000% due 12/11/2025	9,084	3,139
3.000% due 05/15/2022	2,300	2,204
3.500% due 02/15/2010-05/15/2022 (c)	21,021	20,901
3.750% due 11/15/2006	155,415	154,145
4.000% due 05/15/2016-10/15/2023 (c)	39,170	38,434
4.103% due 08/01/2019	64	65
4.250% due 04/15/2023	3,800	3,731
4.375% due 11/16/2007-07/17/2015 (c)	13,100	12,812
4.431% due 02/01/2018	75	75
4.500% due 02/15/2015-09/15/2035 (c)	17,128	15,475
4.718% due 06/01/2035	34,163	33,291
4.818% due 10/25/2044- 02/25/2045 (c)	24,994	25,138
4.867% due 02/01/2032	188	191
5.000% due 03/18/2014-01/15/2034 (c)	63,882	62,083
5.018% due 07/25/2044	13,243	13,311
5.058% due 07/25/2031	1,781	1,782
5.059% due 12/01/2031	47	47
5.099% due 12/15/2030-06/15/2031 (c)	5,657	5,670
5.131% due 08/01/2020	66	66
5.149% due 05/15/2029	926	925
5.204% due 02/01/2032	63	64
5.249% due 06/15/2030-12/15/2032 (c)	1,907	1,936
5.299% due 06/15/2031	562	571
5.411% due 05/01/2032	65	67
5.419% due 02/01/2025	26	26
5.450% due 02/15/2027	45	46
5.481% due 08/01/2031	22	23
5.500% due 11/15/2015-06/15/2034 (c)	10,572	10,138
5.557% due 07/01/2029	111	114
5.603% due 12/01/2031	205	209
5.625% due 11/23/2035	74,000	71,292
5.676% due 04/01/2027	68	69
5.688% due 03/01/2025	5	5
5.694% due 09/01/2031	2	2
5.700% due 02/15/2031	71	71
5.865% due 10/01/2031	32	33
6.000% due 12/01/2027	63	64
6.009% due 02/01/2024	105	106
6.034% due 07/01/2020	330	339
6.113% due 01/01/2032	173	177
6.500% due 10/25/2043	3,153	3,177
7.000% due 12/01/2031	150	155
Government National Mortgage Association
4.250% due 02/20/2030	4,680	4,704
4.375% due 04/20/2023-05/20/2030 (c)	3,455	3,470
4.750% due 07/20/2025-08/20/2026 (c)	1,863	1,877
5.000% due 05/20/2034	23,289	20,062

74  Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
5.125% due 10/20/2023-10/20/2024 (c)	$247	$249
6.500% due 04/15/2029-06/15/2029 (c)	209	216
8.500% due 03/20/2025	135	141
Housing Urban Development
3.090% due 08/01/2006	4,000	3,975
4.930% due 08/01/2014	4,000	3,911
Small Business Administration
4.500% due 03/01/2023	1,327	1,255
4.760% due 09/01/2035	36,225	34,848
4.770% due 04/01/2024	11,068	10,611
4.875% due 09/10/2013-01/25/2022 (c)	3,960	3,883
4.930% due 01/01/2024	8,705	8,432
5.000% due 03/25/2025-07/25/2025 (c)	1,787	1,791
5.100% due 01/25/2019-11/25/2024 (c)	2,289	2,298
5.136% due 08/10/2013	23,868	23,445
5.240% due 08/01/2023	5,509	5,442
5.250% due 05/25/2025	1,079	1,082
7.060% due 11/01/2019	2,272	2,364
7.220% due 11/01/2020	2,131	2,260
7.449% due 08/01/2010	408	430
8.017% due 02/10/2010	1,552	1,641
Tennessee Valley Authority
5.375% due 04/01/2056	22,600	22,283

Total U.S. Government Agencies (Cost $2,090,118)		2,062,549

U.S. TREASURY OBLIGATIONS 15.4%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	46,298	46,808
2.375% due 01/15/2025	30,711	30,873
2.000% due 01/15/2026	5,494	5,208
U.S. Treasury Bonds
13.875% due 05/15/2011	31,500	31,831
6.000% due 02/15/2026	254,000	283,488
4.500% due 02/15/2036	121,000	113,570
U.S. Treasury Notes
4.000% due 09/30/2007	500,000	494,024
4.250% due 01/15/2011	54,900	53,555
4.250% due 08/15/2015	400	381

Total U.S. Treasury Obligations (Cost $1,085,298)		1,059,738

MORTGAGE-BACKED SECURITIES 11.2%

Banc of America Funding Corp.
4.627% due 02/20/2036	52,367	51,509
Banc of America Mortgage Securities
5.447% due 10/20/2032	1,367	1,366
6.500% due 09/25/2033	1,968	1,958
Bear Stearns Adjustable Rate Mortgage Trust
5.932% due 06/25/2032	294	293
5.342% due 02/25/2033	714	712
5.325% due 03/25/2033	151	149
5.062% due 04/25/2033	1,415	1,409
5.389% due 04/25/2033	1,596	1,581
4.679% due 12/25/2033	2,002	1,970
4.196% due 01/25/2034	2,330	2,314
3.723% due 11/25/2034	16,215	16,433
4.625% due 10/25/2035	9,309	9,067
4.750% due 11/25/2035	32,558	32,090
Bear Stearns Alt-A Trust
5.118% due 10/25/2033	2,137	2,139
5.098% due 02/25/2034	3,000	3,004
CBA Commercial Small Balance Commercial Mortgage
5.098% due 12/25/2034	8,492	8,492
Citicorp Mortgage Securities, Inc.
5.750% due 02/25/2033	85	84
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	37,815	37,318
4.900% due 12/25/2035	7,307	7,281
4.900% due 02/25/2036	78,039	76,848
Commercial Mortgage Pass-Through Certificates
4.929% due 03/15/2020	7,700	7,704
Countrywide Alternative Loan Trust
5.028% due 05/25/2035	6,158	6,168
4.500% due 06/25/2035	3,977	3,903
4.986% due 02/25/2036	17,959	18,015
5.500% due 03/25/2036	14,430	14,256
Countrywide Home Loan Mortgage Pass-Through Trust
5.088% due 04/25/2034	656	654
5.098% due 08/25/2034	1,887	1,890
5.148% due 02/25/2035	6,818	6,848
5.158% due 02/25/2035	3,801	3,813
5.045% due 04/25/2035	3,398	3,406
5.108% due 04/25/2035	3,244	3,260
5.158% due 06/25/2035	589	591
CS First Boston Mortgage Securities Corp.
6.300% due 11/11/2030	542	553
5.148% due 03/25/2032	1,459	1,459
5.708% due 05/25/2032	176	175
6.222% due 06/25/2032	296	298
5.368% due 04/25/2033	305	305
5.368% due 08/25/2033	4,685	4,702
Downey Savings & Loan Association Mortgage Loan Trust
5.036% due 08/19/2045	4,130	4,138
First Republic Mortgage Loan Trust
5.138% due 06/25/2030	2,033	2,043
4.999% due 11/15/2030	2,250	2,233
Freddie Mac
7.275% due 07/25/2011	2,568	2,550
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	434
Greenpoint Mortgage Funding Trust
5.038% due 05/25/2045	5,403	5,430
GS Mortgage Securities Corp.
4.899% due 11/15/2015	626	626
GSR Mortgage Loan Trust
4.548% due 09/25/2035	2,921	2,897
GSRPM Mortgage Loan Trust
5.518% due 01/25/2032	939	950
Harborview Mortgage Loan Trust
5.146% due 02/25/2034	7,713	7,749
4.996% due 05/19/2035	8,085	8,099
Impac CMB Trust
5.218% due 07/25/2033	432	433
Indymac Index Mortgage Loan Trust
5.148% due 09/25/2034	8,008	8,029
5.138% due 01/25/2035	26,112	26,249
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	4,200	4,051
Lehman XS Trust
4.910% due 04/25/2046	11,200	11,200
5.000% due 05/25/2046	7,100	7,100
Mastr Adjustable Rate Mortgages Trust
5.196% due 05/25/2034	1,481	1,470
Mastr Asset Securitization Trust
5.500% due 09/25/2033	1,489	1,448
Mellon Residential Funding Corp.
5.189% due 12/15/2030	4,934	4,936
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	963	934
Morgan Stanley Capital
4.490% due 01/13/2041	350	333
Prime Mortgage Trust
5.000% due 02/25/2019	9,271	8,960
RAAC Series
5.000% due 09/25/2034	1,851	1,821
Residential Accredit Loans, Inc.
5.218% due 01/25/2033	3,900	3,912
5.218% due 03/25/2033	9,698	9,727
4.986% due 03/25/2046	32,500	32,525
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	2,665	2,722
Residential Funding Mortgage Security
6.500% due 03/25/2032	593	593
Sequoia Mortgage Trust
5.126% due 10/19/2026	7,100	7,124
5.116% due 06/20/2032	1,202	1,204
5.126% due 07/20/2033	9,940	9,994
5.246% due 07/20/2033	4,986	4,993
Structured Adjustable Rate Mortgage Loan Trust
5.288% due 01/25/2035	3,801	3,828
Structured Asset Mortgage Investments, Inc.
5.126% due 03/19/2034	4,223	4,227
5.066% due 07/19/2034	3,588	3,593
1.000% due 03/25/2036	64,700	64,700
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033	460	458
6.094% due 02/25/2033	32	32
6.245% due 05/25/2033	446	446
Washington Mutual, Inc.
5.088% due 12/25/2027	15,498	15,496
4.597% due 02/27/2034	2,250	2,209
4.814% due 05/25/2041	3,718	3,733
5.151% due 06/25/2042	6,226	6,263
5.048% due 04/25/2045	17,038	17,045
5.108% due 10/25/2045	12,139	12,204
5.078% due 12/25/2045	4,852	4,863
5.088% due 12/26/2045	6,549	6,565
Wells Fargo Mortgage-Backed Securities Trust
4.490% due 11/25/2033	839	794
4.950% due 03/25/2036	100,390	99,460

Total Mortgage-Backed Securities (Cost $767,864)		766,840

ASSET-BACKED SECURITIES 9.2%

AAA Trust
4.918% due 11/26/2035	9,106	9,123
ACE Securities Corp.
4.928% due 10/25/2035	2,564	2,567
4.888% due 12/25/2035	5,668	5,672
4.968% due 12/25/2035	5,700	5,704
4.898% due 02/25/2036	5,359	5,362
Ameriquest Mortgage Securities, Inc.
4.898% due 03/25/2035	6,088	6,092
4.928% due 10/25/2035	1,223	1,224
Argent Securities, Inc.
4.918% due 11/25/2035	6,486	6,491
4.958% due 12/25/2035	10,877	10,885
4.898% due 03/25/2036	11,025	11,032
4.822% due 05/25/2036	4,700	4,703
Asset-Backed Securities Corp. Home Equity
5.269% due 06/15/2031	486	488
5.289% due 11/15/2031	112	112
4.918% due 07/25/2035	2,261	2,263
BA Master Credit Card Trust
4.869% due 06/15/2008	3,100	3,102
Bayview Financial Acquisition Trust
5.271% due 05/28/2034	1,261	1,263
Bear Stearns Asset-Backed Securities, Inc.
5.318% due 06/25/2031	1,143	1,144
5.068% due 04/25/2035	2,240	2,243
5.088% due 07/25/2035	4,147	4,149
4.898% due 11/25/2035	3,884	3,884
4.888% due 12/25/2035	6,026	6,026
5.318% due 11/25/2042	6,158	6,177

See accompanying notes  |  03.31.06  |  Annual Report  75

Schedule of Investments (Cont.)

U.S. Government Sector Portfolio

March 31, 2006

	Principal Amount (000s)	Value (000s)
Capital One Multi-Asset Execution Trust
4.320% due 04/15/2009	$2,300	$2,297
Carrington Mortgage Loan Trust
4.908% due 05/25/2035	910	910
Caterpillar Financial Asset Trust
2.270% due 03/25/2009	235	235
Centex Home Equity
4.888% due 03/25/2035	197	198
4.928% due 10/25/2035	1,494	1,495
Centex Home Equity Co. LLC
4.988% due 01/25/2025	501	501
Chase Credit Card Master Trust
5.129% due 11/17/2008	4,300	4,306
Chase Funding Loan Acquisition Trust
5.148% due 01/25/2033	92	93
Chase Funding Mortgage Loan Asset-Backed Certificates
5.318% due 10/25/2031	3,577	3,579
CIT Group Home Equity Loan Trust
5.088% due 06/25/2033	1,930	1,935
Citibank Credit Card Issuance Trust
6.650% due 05/15/2008	2,000	2,004
Citigroup Mortgage Loan Trust, Inc.
4.908% due 05/25/2035	600	601
4.898% due 12/27/2036	10,224	10,230
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,611
Countrywide Asset-Backed Certificates
5.008% due 06/25/2022	354	354
5.058% due 12/25/2031	552	553
4.765% due 08/25/2033	7,507	7,510
4.888% due 02/25/2036	5,711	5,715
4.948% due 02/25/2036	4,415	4,417
4.891% due 03/25/2036	3,700	3,699
4.888% due 04/25/2036	3,895	3,898
Credit-Based Asset Servicing & Securitization
5.068% due 09/25/2033	8	8
CS First Boston Mortgage Securities Corp.
5.128% due 01/25/2032	284	285
Equifirst Mortgage Loan Trust
4.928% due 07/25/2034	164	164
FBR Securitization Trust
4.928% due 10/25/2035	4,407	4,411
4.938% due 12/25/2035	4,129	4,132
Fieldstone Mortgage Investment Corp.
4.938% due 03/25/2035	197	197
First Franklin Mortgage Loan Asset Backed Certificates
4.908% due 01/25/2036	9,261	9,268
First Franklin Mortgage Loan Asset-Backed Certificates
4.928% due 03/25/2025	2,733	2,735
5.278% due 09/25/2030	965	965
5.468% due 02/25/2034	1,206	1,204
4.888% due 03/25/2035	3,072	3,074
First NLC Trust
4.938% due 02/25/2036	20,386	20,398
Fremont Home Loan Trust
4.908% due 04/25/2035	453	454
4.918% due 06/25/2035	48	48
4.908% due 01/25/2036	13,738	13,748
GE-WMC Mortgage Securities LLC
4.918% due 01/25/2036	4,840	4,843
GSAMP Trust
5.168% due 06/25/2034	1,879	1,880
4.908% due 11/25/2035	3,000	3,002
4.928% due 01/25/2036	4,912	4,916
4.664% due 02/25/2036	4,420	4,423
4.891% due 04/25/2036	8,400	8,404
GSR Mortgage Loan Trust
4.918% due 12/25/2030	5,605	5,609
GSRPM Mortgage Loan Trust
5.198% due 09/25/2042	5,687	5,714
HFC Home Equity Loan Asset-Backed Certificates
5.126% due 09/20/2033	2,695	2,705
Home Equity Asset Trust
5.278% due 02/25/2033	1	1
4.898% due 05/25/2036	3,953	3,953
Home Equity Mortgage Trust
4.938% due 07/25/2035	2,502	2,504
4.695% due 04/25/2036	2,737	2,739
Household Mortgage Loan Trust
5.076% due 05/20/2032	1,481	1,482
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035	3,990	3,993
Indymac Residential Asset-Backed Trust
4.908% due 03/25/2036	11,426	11,432
4.918% due 03/25/2036	6,232	6,237
Irwin Home Equity
5.338% due 06/25/2028	100	100
JP Morgan Mortgage Acquisition Corp.
4.888% due 01/25/2026	6,949	6,954
4.892% due 02/25/2036	3,300	3,303
LA Arena Funding LLC
7.656% due 12/15/2026	89	94
Long Beach Mortgage Loan Trust
4.928% due 06/25/2035	7,248	7,254
4.908% due 01/25/2036	12,167	12,174
4.740% due 03/25/2036	7,600	7,599
4.889% due 04/25/2036	12,700	12,700
Mastr Asset-Backed Securities Trust
4.928% due 11/25/2035	15,733	15,744
4.661% due 12/25/2035	3,007	3,009
4.661% due 01/25/2036	3,082	3,084
4.892% due 02/25/2036	39,000	39,000
MBNA Credit Card Master Note Trust
5.799% due 10/15/2008	3,026	3,031
5.249% due 03/15/2010	11,100	11,171
Merrill Lynch Mortgage Investors, Inc.
4.918% due 06/25/2036	2,601	2,603
4.975% due 06/25/2036	6,000	5,998
4.882% due 03/25/2037	6,000	6,004
Metris Master Trust
5.096% due 11/20/2009	7,000	7,007
Mid-State Trust
7.340% due 07/01/2035	380	392
Morgan Stanley Capital I
4.822% due 03/25/2036	7,800	7,805
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032	47	47
Nelnet Student Loan Trust
4.750% due 08/23/2011	5,100	5,104
New Century Home Equity Loan Trust
4.988% due 05/25/2034	143	143
4.878% due 05/25/2036	4,200	4,200
Nissan Auto Lease Trust
2.900% due 08/15/2007	1,555	1,545
Novastar Home Equity Loan
5.378% due 01/25/2031	38	38
5.148% due 09/25/2031	486	487
NPF XII, Inc.
6.240% due 11/01/2024 (a)	10,000	620
People’s Choice Home Loan Securities Trust
4.928% due 05/25/2035	400	400
Popular ABS Mortgage Pass-Through Trust
4.928% due 09/25/2035	1,521	1,522
RAFC Asset-Backed Trust
5.208% due 11/25/2029	154	154
Renaissance Home Equity Loan Trust
5.168% due 08/25/2032	43	44
5.318% due 12/25/2033	3,141	3,163
4.998% due 02/25/2035	380	380
4.968% due 10/25/2035	3,332	3,334
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007	4,621	4,624
4.918% due 11/25/2024	10,272	10,280
4.958% due 04/25/2026	169	169
4.988% due 05/25/2027	1,228	1,229
5.148% due 12/25/2033	2,212	2,215
5.068% due 02/25/2034	2,047	2,051
4.898% due 01/25/2036	21,897	21,909
Residential Asset Securities Corp.
4.898% due 10/27/2024	7,071	7,075
4.918% due 09/25/2025	799	799
4.854% due 06/25/2027	6,100	6,105
5.088% due 04/25/2032	1,765	1,766
5.118% due 01/25/2034	112	112
4.918% due 08/25/2035	3,633	3,635
4.908% due 01/25/2036	9,737	9,744
4.651% due 03/25/2036	2,585	2,584
Residential Funding Mortgage Securities II, Inc.
4.958% due 05/25/2015	3,204	3,206
SACO I, Inc.
4.928% due 10/25/2033	2,930	2,931
4.898% due 01/25/2034	2,389	2,390
5.088% due 12/25/2035	5,462	5,465
Salomon Brothers Mortgage Securities
5.718% due 01/25/2032	147	147
5.118% due 03/25/2032	609	611
Saxon Asset Securities Trust
5.088% due 01/25/2032	242	242
5.078% due 08/25/2032	44	44
Securitized Asset Backed Receivables LLC Trust
4.888% due 10/25/2035	2,764	2,766
4.938% due 01/25/2036	1,641	1,642
SG Mortgage Securities Trust
4.918% due 09/25/2035	3,021	3,023
SLM Student Loan Trust
4.643% due 10/25/2012	2,571	2,567
4.633% due 01/25/2013	5,511	5,513
4.960% due 03/15/2013	746	746
4.643% due 07/25/2013	3,179	3,182
Soundview Home Equity Loan Trust
4.928% due 05/25/2035	3,290	3,292
4.918% due 12/25/2035	2,398	2,399
4.888% due 02/25/2036	9,740	9,747
4.910% due 04/25/2036	3,800	3,801
4.890% due 05/25/2036	7,900	7,905
Specialty Underwriting & Residential Finance
5.148% due 06/25/2034	23	23
Structured Asset Securities Corp.
5.318% due 05/25/2032	999	1,008
5.218% due 05/25/2034	2,352	2,356
4.908% due 02/25/2035	4,378	4,381
4.938% due 03/25/2035	244	244
Susquehanna Auto Lease Trust
4.991% due 04/16/2007	2,400	2,402
Truman Capital Mortgage Loan Trust
5.158% due 01/25/2034	651	653
USAA Auto Owner Trust
5.030% due 11/17/2007	3,100	3,098
Wachovia Auto Owner Trust
4.820% due 02/20/2009	5,500	5,489
Wachovia Mortgage Loan Trust LLC
4.928% due 10/25/2035	3,029	3,031
Washington Mutual Bank
4.891% due 05/25/2036	3,500	3,502

Total Asset-Backed Securities (Cost $636,654)		629,085

SOVEREIGN ISSUES 2.3%

Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	26,784
Israel Government AID Bond
0.000% due 11/01/2024	178,000	66,267
Japan Finance Corp. for Municipal Enterprises
6.850% due 04/15/2006	51,620	51,643

76  Annual Report  |  03.31.06  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Overseas Private Investment Corp.
2.360% due 08/15/2007	$4,688	$4,644
2.890% due 12/15/2007	6,418	6,281

Total Sovereign Issues (Cost $157,123)		155,619

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/06/2006	128,000	0
Strike @ 4.500% Exp. 10/04/2006	290,000	67
Strike @ 4.730% Exp. 02/01/2007	600,000	960

Total Purchased Call Options (Cost $3,943)		1,027

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006	10,200	64
Strike @ $92.000 Exp. 12/18/2006	8,468	53
Strike @ $92.750 Exp. 12/18/2006	12,804	80
Strike @ $92.500 Exp. 12/18/2006	2,220	14
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007	9,843	61
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006	15,688	98
Strike @ $94.500 Exp. 09/18/2006	4,800	630

Total Purchased Put Options (Cost $998)		1,000

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 11.5%

Certificates of Deposit 2.8%

Citibank New York N.A.
4.575% due 04/25/2006	$190,000	190,000
Countrywide Bank N.A.
4.762% due 09/15/2006	20,700	20,702

		210,702

Commercial Paper 6.0%

Freddie Mac
4.650% due 04/03/2006	373,000	373,000
Westpac Trust Securities NZ Ltd.
4.660% due 06/08/2006	24,774	24,545

		397,545

Tri-Party Repurchase Agreements 0.1%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Fannie Mae 4.840% due 06/22/2007 valued at $8,232. Repurchase proceeds are $8,070.)	8,067	8,067

U.S. Treasury Bills 2.6%

4.499% due 06/01/2006-06/15/2006 (c)(e)(g)(f)	179,170	177,538

Total Short-Term Instruments (Cost $793,980)		793,852

Total Investments (d) 83.4% (Cost $5,789,685)		$5,724,261

Written Options (i) (0.5%) (Premiums $28,351)		$(32,674)

Other Assets and Liabilities (Net) 17.1%		1,177,954

Net Assets 100.0%		$6,869,541

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of March 31, 2006, portfolio securities with an aggregate market value of $406,769 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $70,363 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(f)	Securities with an aggregate market value of $1,980 have been pledged as collateral for delayed-delivery securities on March 31, 2006.
(g)	Securities with an aggregate market value of $95,977 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	43,215	$(30,448)
90-Day Eurodollar December Futures	Long	12/2007	1,322	(413)
90-Day Eurodollar June Futures	Short	06/2006	6,082	1,212
90-Day Eurodollar June Futures	Long	06/2007	2,822	(779)
90-Day Eurodollar March Futures	Long	03/2007	1,746	(393)
90-Day Eurodollar March Futures	Long	03/2008	1,322	(364)
90-Day Eurodollar September Futures	Long	09/2006	14,000	(11,060)
90-Day Eurodollar September Futures	Long	09/2007	1,322	(430)
U.S. Treasury 10-Year Note June Futures	Long	06/2006	3,613	(3,821)
U.S. Treasury 2-Year Note June Futures	Long	06/2006	33	(9)
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	1,350	101
U.S. Treasury 5-Year Note June Futures	Long	06/2006	17,515	(12,470)

				$(58,874)

(h)	Swap agreements outstanding on March 31, 2006:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036	$293,000	$(14,811)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	842,300	(11,359)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036	153,000	(8,640)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	67,200	(895)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	396,400	7,070
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	1,866,000	(11,273)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	536,300	(12,053)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	622,000	13,803
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036	379,300	(14,664)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	176,000	1,408
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	133,900	(1,808)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2036	118,000	(7,005)

						$(60,227)

See accompanying notes  |  03.31.06  |  Annual Report  77

Schedule of Investments (Cont.)

U.S. Government Sector Portfolio

March 31, 2006

(i)	Written options outstanding on March 31, 2006:

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$111.000	05/26/2006	2,800	$1,139	$44
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/26/2006	2,000	1,400	31
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/26/2006	2,800	1,260	2,975
Put - CBOT U.S. Treasury 10-Year Note June Futures	106.000	05/26/2006	2,000	525	1,125
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	5,096	2,014	4,650
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	9,625	6,366	13,355
Put - CME 90-Day Eurodollar June Futures	95.000	06/19/2006	2,791	1,385	1,535
Put - CME 90-Day Eurodollar September Futures	94.750	09/18/2006	2,400	622	870

				$14,711	$24,585

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.500%	05/02/2008	$51,200	$1,024	$394
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,213	1,269
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	124,000	1,463	84
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006	55,000	417	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	113,000	2,497	871
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	113,000	2,678	2,801
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	51,200	1,024	394
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,208	1,269
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	258,000	2,116	1,007

							$13,640	$8,089

(j)	Short sales outstanding on March 31, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value²
U.S. Treasury Bond	5.375%	02/15/2031	$435,800	$469,854	$462,447
U.S. Treasury Note	4.500%	02/28/2011	12,500	12,438	12,375
U.S. Treasury Note	4.500%	02/15/2016	36,200	35,409	35,475

				$517,701	$510,297

²	Market value includes $3,873 of interest payable on short sales.

78  Annual Report  |  03.31.06  |  See accompanying notes

Notes to Financial Statements

March 31, 2006

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds, twelve of which are presented herein. The Asset-Backed Securities, Developing Local Markets, Emerging Markets, High Yield, International, Investment Grade Corporate, Mortgage, Municipal Sector, Real Return, Short-Term, Short-Term II and U.S. Government Sector Portfolios (the “Portfolios”) are a series of the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Portfolio’s portfolio that includes securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Portfolio are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions

03.31.06  |  Annual Report  79

Notes to Financial Statements (Cont.)

March 31, 2006

under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Bridge Debt Commitments. At the period ended March 31, 2006, the High Yield Portfolio had $1,001,250 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

Delayed-Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Portfolio qualifies and intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolios are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout reports are defined as follows:

BP	–	British Pound	N$	–	New Zealand Dollar
BR	–	Brazilian Real	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CK	–	Czech Koruna	RP	–	Indian Rupee
CO	–	Colombian Peso	RR	–	Russian Ruble
CP	–	Chilean Peso	S$	–	Singapore Dollar
CY	–	Chinese Yuan Renminbi	SK	–	Swedish Krona
EC	–	Euro	SR	–	South African Rand
H$	–	Hong Kong Dollar	SV	–	Slovakian Koruna
IR	–	Indonesian Rupiah	T$	–	Taiwan Dollar
IS	–	Israeli Shekel	TB	–	Thai Baht
JY	–	Japanese Yen	TL	–	Turkish Lira
KW	–	South Korean Won	UH	–	Ukrainian Hryvnia
MP	–	Mexican Peso

Forward Currency Transactions. Certain Portfolios may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Portfolio’s Statement of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Portfolios are authorized to enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

80  Annual Report  |  03.31.06

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments. Certain Portfolios may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2006, the High Yield Portfolio and the Emerging Market Portfolio had funded loan commitment of $197,842 and 144,277 respectively.

Options Contracts. Certain Portfolios may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included in a Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Portfolios may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. The market value of the collateral must be equal or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

03.31.06  |  Annual Report  81

Notes to Financial Statements (Cont.)

March 31, 2006

Reverse Repurchase Agreements. Certain Portfolios are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Portfolio may decline below the repurchase price of the security. A Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

Short Sales. Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Mortgage-Related and Other Asset-Backed Securities. Certain Portfolios may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Swap Agreements. Certain Portfolios may engage in swap transactions, including, but not limited to, swap agreements on interest rate, total return, forward spread-lock and credit default to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuer or sovereign issuer of an emerging country, on its obligation. A Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

        Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith

82  Annual Report  |  03.31.06

and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio, at an annual rate based on average daily net assets of each Portfolio. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

Portfolio Name	Investment Advisory Fee (%)	Administration Fee (%)
Asset-Backed Securities Portfolio	0.02	0.03
Developing Local Markets Portfolio	0.02	0.10
Emerging Markets Portfolio	0.02	0.10
High Yield Portfolio	0.02	0.03
International Portfolio	0.02	0.10
Investment Grade Corporate Portfolio	0.02	0.03
Mortgage Portfolio	0.02	0.03
Municipal Sector Portfolio	0.02	0.03
Real Return Portfolio	0.02	0.03
Short-Term Portfolio	0.02	0.03
Short-Term Portfolio II	0.02	0.03
U.S. Government Sector Portfolio	0.02	0.03

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Short-Term Portfolio II administrative fees, to the extent that the payment of each Portfolio’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points (calculated as a percentage of each Portfolio’s average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Portfolio’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Portfolios’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows:

Portfolio Name	03/31/2003	03/31/2004	03/31/2005	03/31/2006
Short-Term Portfolio II	$6,816	$0	$0	$0

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Distributor. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.

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Notes to Financial Statements (Cont.)

March 31, 2006

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2006, were as follows (amounts in thousands):

Portfolio Name	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Asset-Backed Securities Portfolio	$182,031	$146,325	$263,389	$74,718
Emerging Markets Portfolio	377,776	359,801	4,079,484	4,681,215
Emerging Markets Portfolio (Local Markets)	8,247	0	119,699	8,744
High Yield Portfolio	22,305	22,434	405,298	304,318
International Portfolio	3,546,092	3,267,230	5,296,831	5,208,709
Investment Grade Corporate Portfolio	58,819	58,788	343,286	491,995
Mortgage Portfolio	90,703,662	84,875,249	1,347,749	329,811
Municipal Sector Portfolio	113	507	330,737	325,862
Real Return Portfolio	4,634,285	5,215,275	65,014	101,526
Short-Term Portfolio	1,905,530	2,059,983	539,551	421,493
Short-Term Portfolio II	327,349	541,271	119,896	348,774
U.S. Government Sector Portfolio	33,467,775	34,370,801	1,397,532	189,392

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Asset-Backed Securities Portfolio		High Yield Portfolio			International Portfolio		Investment Grade Corporate Portfolio			Mortgage Portfolio
	Notional Amount In $	Premium	# of Contracts	Notional Amount In $	Premium	Notional Amount In $	Premium	# of Contracts	Notional Amount In $	Premium	# of Contracts	Notional Amount In $	Premium
Balance at 03/31/2005	$3,000	$89	194	$0	$49	$0	$0	1,626	$100,000	$529	1,348	$222,000	$3,614
Sales	0	0	1,916	13,400	582	200,000	1,207	5,727	0	1,228	950	183,400	1,574
Closing Buys	0	0	(1,510)	0	(435)	0	0	0	0	0	(2,298)	(222,000)	(3,765)
Expirations	0	0	(73)	0	(10)	0	0	(6,123)	(100,000)	(1,428)	0	0	0
Exercised	0	0	(80)	0	(12)	0	0	0	0	0	0	0	0

Balance at 03/31/2006	$3,000	$89	447	$13,400	$174	$200,000	$1,207	1,230	$0	$329	0	$183,400	$1,423

	Real Return Pofolio		Short-Term Portfolio			Short-Term Portfolio II			U.S. Government Sector Portfolio
	# of Contracts	Premium	# of Contracts	Notional Amount In $	Premium	# of Contracts	Notional Amount In $	Premium	# of Contracts	Notional Amount In $	Premium
Balance at 03/31/2005	1,314	$297	0	$0	$0	0	$1,500	$0	12,791	$430,800	$13,750
Sales	2,739	666	2,340	1,178,200	3,665	1,801	375,100	1,875	71,583	437,000	26,189
Closing Buys	0	0	0	0	0	(624)	(314,600)	(550)	(45,205)	0	(8,953)
Expirations	(3,902)	(859)	(2,000)	(1,000,000)	(2,106)	0	0	0	(8,657)	0	(2,357)
Exercised	0	0	0	0	0	0	0	0	(1,000)	0	(278)

Balance at 03/31/2006	151	$104	340	$178,200	$1,559	1,177	$62,000	$1,325	29,512	$867,800	$28,351

6. Security Transactions with Affiliated Funds

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2006, the Portfolios below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
High Yield Portfolio	$20,519	$0
Real Return Portfolio	214,448	0

84  Annual Report  |  03.31.06

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Asset-Backed Securities Portfolio				Developing Local Markets Portfolio				Emerging Markets Portfolio
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Period from 07/30/2004 to 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	12,603	$133,163	1,646	$17,583	9,116	$101,854	11,541	$122,941	27,549	$318,022	54,009	$611,478
Issued as reinvestment of distributions	1,020	10,767	831	8,802	974	10,672	120	1,303	12,478	142,733	11,520	128,315
Cost of shares redeemed	(3,598)	(38,242)	(2,032)	(21,611)	(3,358)	(37,357)	(90)	(1,000)	(82,919)	(954,876)	(37,103)	(406,242)

Net increase (decrease) resulting from Portfolio share transactions	10,025	$105,688	445	$4,774	6,732	$75,169	11,571	$123,244	(42,892)	$(494,121)	28,426	$333,551

	High Yield Portfolio				International Portfolio				Investment Grade Corporate Portfolio
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	24,084	$198,559	10,212	$86,950	119,360	$651,786	1,056,091	$6,084,326	15,243	$150,533	15,653	$167,703
Issued as reinvestment of distributions	2,711	22,394	1,920	15,955	55,327	294,674	47,391	270,744	6,404	62,704	17,328	176,944
Cost of shares redeemed	(14,321)	(119,025)	(7,669)	(64,182)	(255,212)	(1,490,905)	(1,185,544)	(6,876,103)	(14,129)	(139,636)	(50,357)	(543,067)

Net increase (decrease) resulting from Portfolio share transactions	12,474	$101,928	4,463	$38,723	(80,525)	$(544,445)	(82,062)	$(521,033)	7,518	$73,601	(17,376)	$(198,420)

	Mortgage Portfolio				Municipal Sector Portfolio				Real Return Portfolio
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	695,281	$7,305,557	586,239	$6,183,806	4,216	$43,646	32,029	$325,026	53,072	$585,183	106,444	$1,241,958
Issued as reinvestment of distributions	43,308	451,086	33,412	350,596	1,521	15,731	1,907	19,377	6,906	76,491	8,979	103,054
Cost of shares redeemed	(309,894)	(3,249,629)	(157,757)	(1,659,149)	(3,418)	(35,404)	(35,336)	(365,055)	(115,953)	(1,331,363)	(86,394)	(996,049)

Net increase (decrease) resulting from Portfolio share transactions	428,695	$4,507,014	461,894	$4,875,253	2,319	$23,973	(1,400)	$(20,652)	(55,975)	$(669,689)	29,029	$348,963

	Short-Term Portfolio				Short-Term Portfolio II				U.S. Government Sector Portfolio
	Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005		Year Ended 03/31/2006		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	105,959	$1,037,999	252,031	$2,474,305	23,517	$237,360	87,701	$886,601	542,472	$5,849,248	804,049	$8,753,702
Issued as reinvestment of distributions	7,723	75,168	6,762	66,267	3,133	31,394	4,205	42,430	26,086	279,721	42,501	462,337
Cost of shares redeemed	(269,722)	(2,643,409)	(389,627)	(3,829,510)	(139,945)	(1,412,859)	(169,185)	(1,712,884)	(613,745)	(6,633,101)	(781,301)	(8,546,749)

Net increase (decrease) resulting from Fund share transactions	(156,040)	$(1,530,242)	(130,834)	$(1,288,938)	(113,295)	$(1,144,105)	(77,279)	$(783,853)	(45,187)	$(504,132)	65,249	$669,290

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Notes to Financial Statements (Cont.)

March 31, 2006

8. Federal Income Tax Matters

As of March 31, 2006, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses (3)	Post-October Deferrals (4)
Asset-Backed Securities Portfolio	$0	$2,115	$0	$(3,612)	$0	$(750)	$(3,995)
Developing Local Markets Portfolio	0	1,913	2,224	1,827	0	0	0
Emerging Markets Portfolio	0	7,897	36,919	54,095	(2,021)	0	0
High Yield Portfolio	0	5,541	0	2,507	(391)	(13,303)	0
International Portfolio	0	121,455	508	39,521	(28,514)	0	(45,100)
Investment Grade Corporate Portfolio	0	4,872	218	14,940	(5)	0	(14,612)
Mortgage Portfolio	0	59,422	0	(268,264)	0	0	(89,557)
Municipal Sector Portfolio	2,464	0	0	6,767	0	(170)	(1,841)
Real Return Portfolio	0	9,474	67	(30,632)	(263)	0	(5,108)
Short-Term Portfolio	0	8,569	0	(4,970)	0	(14,508)	(3,453)
Short-Term Portfolio II	0	2,829	0	(575)	0	(2,057)	0
U.S. Government Sector Portfolio	0	16,694	0	(119,075)	(39)	(5,144)	(161,537)

(1)	Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals and distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2005 through March 31, 2006 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2006, the Portfolios had accumulated capital losses expiring in the following years (amounts in thousands). The Portfolios will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2009	2010(5)	2011	2013	2014
Asset-Backed Securities Portfolio	$0	$0	$0	$380	$370
High Yield Portfolio	11,068	2,223	12	0	0
Municipal Sector Portfolio	0	0	0	0	170
Short-Term Portfolio	0	0	0	8,847	5,661
Short-Term Portfolio II	0	0	0	0	2,057
U.S. Government Sector Portfolio	0	0	0	0	5,144

(5)	Represents acquired capital losses for High Yield Portfolio which may be limited under current tax law.

86  Annual Report  |  03.31.06

As of March 31, 2006, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(6)
Asset-Backed Securities Portfolio	$425,699	$1,242	$(4,108)	$(2,866)
Developing Local Markets Portfolio	202,693	132	(224)	(92)
Emerging Markets Portfolio	1,026,289	44,412	(3,550)	40,862
High Yield Portfolio	310,032	6,044	(3,306)	2,738
International Portfolio	2,917,159	7,903	(9,686)	(1,783)
Investment Grade Corporate Portfolio	964,784	31,888	(16,741)	15,147
Mortgage Portfolio	19,528,154	16,409	(288,188)	(271,779)
Municipal Sector Portfolio	364,947	9,355	(2,587)	6,768
Real Return Portfolio	1,276,538	1,212	(35,246)	(34,034)
Short-Term Portfolio	1,312,794	970	(7,043)	(6,073)
Short-Term Portfolio II	423,739	508	(1,323)	(815)
U.S. Government Sector Portfolio	5,799,456	5,101	(80,296)	(75,195)

(6)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2006 and March 31, 2005, respectively, the Portfolios made the following tax basis distributions (amounts in thousands):

	March 31, 2006				March 31, 2005
	Tax-Exempt Income Distributions	Ordinary Income Distributions(7)	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Income Distributions	Ordinary Income Distributions(7)	Long-Term Capital Gain Distributions	Return of Capital(8)
Asset-Backed Securities Portfolio	$0	$11,161	$0	$0	$0	$9,146	$0	$0
Developing Local Markets Portfolio	0	8,108	2,580	0	0	1,303	0	0
Emerging Markets Portfolio	0	133,939	11,525	0	0	119,635	12,000	0
High Yield Portfolio	0	22,452	0	0	0	16,098	0	0
International Portfolio	0	291,136	13,001	0	0	270,713	7,999	0
Investment Grade Corporate Portfolio	0	62,406	2,300	0	0	92,883	88,375	0
Mortgage Portfolio	0	464,781	0	0	0	319,180	0	42,816
Municipal Sector Portfolio	15,612	635	45	0	17,915	1,336	850	0
Real Return Portfolio	0	66,254	10,800	0	0	85,968	20,000	0
Short-Term Portfolio	0	75,700	0	0	0	65,369	2,398	0
Short-Term Portfolio II	0	31,394	0	0	0	42,743	499	0
U.S. Government Sector Portfolio	0	291,314	0	0	0	350,370	124,004	0

(7)	Includes short-term capital gains.
(8)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties.

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Notes to Financial Statements (Cont.)

March 31, 2006

They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. The Trust has been added as a defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain Funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain Funds — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

88  Annual Report  |  03.31.06

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Asset-Backed Securities Portfolio, Emerging Markets Portfolio, Developing Local Markets Portfolio, High Yield Portfolio, International Portfolio, Investment Grade Corporate Portfolio, Mortgage Portfolio, Municipal Sector Portfolio, Real Return Portfolio, Short-Term Portfolio, Short-Term Portfolio II, and U.S. Government Sector Portfolio, twelve of the fifty-four Funds constituting the PIMCO Funds, (hereafter referred to as the “Portfolios”) at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets and cash flows for Asset-Backed Portfolio and the financial highlights of the Portfolios for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2006

03.31.06  |  Annual Report  89

Federal Income Tax Information

(unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2006) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Portfolio’s dividend distribution that qualifies under tax law. The percentage of each Portfolio’s fiscal 2006 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2006 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Asset-Backed Securities Portfolio	0.00%	0.00%	$11,953	$0
Developing Local Markets Portfolio	0.00%	0.00%	4,723	1,917
Emerging Markets Portfolio	0.00%	0.00%	11,136	44,464
High Yield Portfolio	0.10%	0.03%	19,042	0
International Portfolio	0.00%	0.00%	21,530	31,972
Investment Grade Corporate Portfolio	0.33%	0.33%	45,255	600
Mortgage Portfolio	0.00%	0.00%	511,717	6,995
Real Return Portfolio	0.13%	0.09%	51,969	8,600
Short-Term Portfolio	0.00%	0.00%	70,450	0
Short-Term Portfolio II	0.00%	0.00%	23,731	0
U.S. Government Sector Portfolio	0.06%	0.05%	274,225	4,245

Exempt Interest Dividends. For the benefit of shareholders of the Municipal Sector Portfolio, this is to inform you that 96.09% and 96.54% of the dividends paid by the Portfolio during its fiscal years ended March 31, 2006 and March 31, 2005, respectively, qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2007, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2006.

90  Annual Report  |  03.31.06

Management of the Trust (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (46) Chairman of the Board and Trustee	02/1992 to Present	Managing Director, PIMCO and Board of Governors and Executive Committee, Investment Company Institute.	88	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS Management Inc., Director, PIMCO Luxembourg S.A.; and Director, PIMCO Luxembourg S.A. II.

R. Wesley Burns* (46) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Director and Managing Director, PIMCO.	89	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (65) Trustee	05/2000 to Present	Proprietor, Cannon & Company (a private equity investment firm). Formerly, President, Houston Zoo.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust.

Vern O. Curtis (71) Trustee	02/1995 to Present	Private Investor.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc., (a Real Estate Investment Trust).

J. Michael Hagan (66) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Remedy Temp (staffing); Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (68) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Formerly, Managing Director, Pacific Capital Investors.	88	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

03.31.06  |  Annual Report  91

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ernest L. Schmider (48) President	05/2005 to Present	Managing Director, PIMCO.

Mohan V. Phansalkar (42) Chief Legal Officer	08/2003 to Present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (35) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Cofrmpliance Manager, PIMCO.

William H. Gross (62) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (43) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (60) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (43) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; Associate, Dechert LLP.

Henrik P. Larsen (36) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (46) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (60) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (38) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (36) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

92  Annual Report  |  03.31.06

Investment Adviser and Administrator	Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian	State Street Bank & Trust Company
801 Pennsylvania
Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services - Midwest
330 W. 9th Street
Kansas City, MO 64105

Legal Counsel	Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer and principal financial officer. During the period, the Code was amended to clarify certain defined terms, address the role of the registrant’s Chief Compliance Officer and provide for the public disclosure of any amendments or waivers. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

(a) The Board of Directors has determined that Vern O. Curtis, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Curtis is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2006	$1,753,600
	March 31, 2005	$1,630,154

(b)	Fiscal Year Ended	Audit-Related Fees(1)
	March 31, 2006	$152,000
	March 31, 2005	$117,320

(c)	Fiscal Year Ended	Tax Fees(2)
	March 31, 2006	$21,409
	March 31, 2005	$191,061

(d)	Fiscal Year Ended	All Other Fees(3)
	March 31, 2006	$ 0
	March 31, 2005	$ 0

	“Audit Fees” represents fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

	“Audit-Related Fees” represents fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

	“Tax Fees” represents fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

	“All Other Fees” represents fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

	(1) Includes aggregate fees billed for review of the registrant’s semi-annual reports to shareholders and additional Form N-1A filing review.

	(2) Includes aggregate fees billed for review of the registrant’s tax returns and tax consulting services.

	(3) There were no “Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1)	The registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
		Aggregate Non-Audit Fees Billed to Entity

	Entity	March 31, 2006	March 31, 2005
	PIMCO Funds	$173,409	$308,381
	Pacific Investment Management Company LLC (“PIMCO”)	$537,158	$359,431

	Totals	$710,567	$667,812

(h)	The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant’s which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its annual reports to shareholders for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

March 31, 2006

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.2%
Cablevision Systems Corp.
6.740% due 02/24/2013	$4,314	$4,314
CSC Holdings, Inc.
5.000% due 02/24/2013	6,471	6,529
Georgia-Pacific Corp.
6.880% due 12/20/2012	15,500	15,628
Myra-Pemex Trust
5.250% due 10/20/2006	32	31
4.500% due 12/23/2006	164	160
4.813% due 12/23/2006	236	231
5.063% due 12/23/2006	109	108
5.162% due 12/23/2006	629	626
5.375% due 12/23/2006	216	211
5.472% due 12/23/2006	108	108
NRG Energy, Inc.
6.820% due 09/30/2012	20,358	20,633
6.979% due 09/30/2012	4,642	4,699
OAO Rosneft Oil Co.
6.131% due 12/30/2008	80,000	79,900

Total Bank Loan Obligations (Cost $132,570)		133,178

CORPORATE BONDS & NOTES 11.9%

Banking & Finance 9.0%

Allstate Life Global Funding Trusts
4.980% due 03/23/2009	50,000	50,023
American General Corp
7.500% due 08/11/2010	250	269
American General Finance Corp.
4.980% due 03/23/2007	49,900	49,934
5.020% due 06/27/2007	13,000	13,016
4.860% due 08/16/2007	35,715	35,768
2.750% due 06/15/2008	500	473
American Honda Finance Corp.
4.910% due 03/09/2009	44,700	44,717
American International Group, Inc.
5.050% due 10/01/2015	40,800	38,976
Asahi Finance Cayman Ltd.
5.700% due 03/27/2049	10,000	10,090
Asian Development Bank
5.820% due 06/16/2028	1,100	1,160
ASIF Global Financing
4.730% due 05/03/2007	80,500	80,559
Atlantic & Western Re Ltd.
10.979% due 01/09/2007	19,400	19,231
Australia & New Zealand Banking Group Ltd.
4.830% due 02/18/2008	50,000	50,015
Bank of America Corp.
7.125% due 09/15/2006	1,225	1,235
4.970% due 03/28/2008	6,500	6,502
4.990% due 02/11/2009	20,000	20,116
4.960% due 03/24/2009	47,300	47,337
4.750% due 08/15/2013	500	477
Bank One Corp.
5.020% due 09/15/2006	150	150
2.625% due 06/30/2008	500	472
BankAmerica Corp.
6.625% due 10/15/2007	1,000	1,019
Banque Centrale de Tunisie
7.375% due 04/25/2012	4,220	4,563
Bear Stearns Cos., Inc.
4.760% due 01/16/2007	400	401
4.845% due 02/08/2008	27,350	27,408
4.810% due 04/29/2008	138,730	139,087
2.875% due 07/02/2008	500	475
4.960% due 01/30/2009	195,000	196,106
5.050% due 03/30/2009	105,200	105,255
7.625% due 12/07/2009	80	86
4.897% due 01/31/2011	50,000	50,084
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,110
BNP Paribas
5.186% due 06/29/2049	300	282
Boeing Capital Corp.
7.375% due 09/27/2010	135	146
Caterpillar Financial Services Corp.
2.350% due 09/15/2006	500	494
4.840% due 08/20/2007	12,138	12,156
4.950% due 03/10/2009	15,850	15,858
CIT Group Holdings, Inc.
4.810% due 01/30/2009	168,970	169,178
CIT Group, Inc.
4.960% due 08/31/2006	400	400
2.875% due 09/29/2006	70	69
4.949% due 02/15/2007	3,000	3,006
4.990% due 05/18/2007	7,090	7,110
5.160% due 09/20/2007	49,455	49,634
5.014% due 11/23/2007	27,540	27,642
5.500% due 11/30/2007	180	181
5.000% due 12/19/2007	80,350	80,413
4.840% due 02/21/2008	25,000	25,008
4.984% due 05/23/2008	141,260	141,688
4.899% due 08/15/2008	6,000	6,010
5.080% due 12/19/2008	20,000	20,021
7.750% due 04/02/2012	555	612
Citigroup, Inc.
4.900% due 06/04/2007	3,800	3,803
4.200% due 12/20/2007	110,800	108,851
4.730% due 05/02/2008	149,965	150,119
5.000% due 12/26/2008	5,750	5,754
4.707% due 01/30/2009	117,000	117,048
5.010% due 06/09/2009	51,213	51,388
4.920% due 05/18/2010	182,550	183,089
Countrywide Home Loans, Inc.
4.250% due 12/19/2007	205	201
Den Norske Bank ASA
4.980% due 03/10/2008	20,000	20,012
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	3,200	2,048
Export-Import Bank of China
4.875% due 07/21/2015	28,200	26,591
Export-Import Bank of Korea
6.500% due 11/15/2006	9,035	9,101
First National Bank Chicago Pass-Through Trust
8.080% due 01/05/2018	231	260
Ford Motor Credit Co.
5.700% due 11/16/2006	22,080	22,018
6.500% due 01/25/2007	16,300	16,241
5.090% due 03/13/2007	9,500	9,210
5.880% due 03/21/2007	50,300	49,570
5.795% due 09/28/2007	48,830	46,886
6.625% due 06/16/2008	10,000	9,470
5.800% due 01/12/2009	97,228	88,849
6.170% due 01/15/2010	20,300	18,386
General Electric Capital Corp.
4.995% due 06/22/2007	20,015	20,043
4.880% due 03/04/2008	57,600	57,654
4.820% due 05/19/2008	122,000	122,151
4.836% due 05/19/2008	6,000	6,007
4.760% due 07/28/2008	4,005	4,015
4.864% due 08/22/2008	37,500	37,557
4.930% due 12/12/2008	44,000	44,024
4.584% due 01/05/2009	5,000	5,005
4.830% due 02/02/2009	75,369	75,617
4.957% due 03/16/2009	50,000	50,021
4.760% due 04/30/2009	10,479	10,497
5.010% due 06/15/2009	144,965	145,299
5.075% due 06/22/2009	33,400	33,520
5.030% due 12/15/2009	122,290	122,664
4.671% due 01/20/2010	197,600	197,742
4.714% due 10/21/2010	98,800	98,938
6.125% due 02/22/2011	1,100	1,135
8.125% due 05/15/2012	250	283
4.250% due 06/15/2012	1,450	1,361
4.750% due 01/08/2016	82,800	83,037
General Motors Acceptance Corp.
5.520% due 04/13/2006	7,200	7,195
5.645% due 05/18/2006	35,000	34,901
4.500% due 07/15/2006	9,000	8,923
6.125% due 09/15/2006	4,600	4,579
5.500% due 01/16/2007	41,120	40,477
5.620% due 03/20/2007	67,300	65,944
5.550% due 07/16/2007	17,518	17,017
7.430% due 12/01/2021	903	910
Genworth Global Funding Trusts
4.970% due 02/10/2009	50,000	50,031
Goldman Sachs Group LP
5.420% due 02/09/2009	10,000	10,137
Goldman Sachs Group, Inc.
4.690% due 01/09/2007	720	721
5.060% due 03/30/2007	3,700	3,706
4.669% due 10/05/2007	155,000	155,431
4.760% due 07/29/2008	179,470	179,716
4.810% due 11/10/2008	41,000	41,040
5.025% due 12/22/2008	59,425	59,476
3.875% due 01/15/2009	420	405
7.350% due 10/01/2009	150	159
5.022% due 03/02/2010	53,584	53,668
6.875% due 01/15/2011	100	106
5.700% due 09/01/2012	1,550	1,560
4.750% due 07/15/2013	500	473
5.250% due 10/15/2013	165	161
HBOS PLC
5.920% due 09/29/2049	37,900	36,657
HSBC Bank USA N.A.
5.000% due 09/21/2007	800	802
4.710% due 07/28/2008	31,000	31,038
HSBC Capital Funding LP
9.547% due 12/29/2049	43,400	49,597
10.176% due 12/29/2049	46,160	66,964
10.176% due 12/31/2049	20,000	29,045
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	10,000	9,829
HSBC Finance Corp.
5.750% due 01/30/2007	1,750	1,758
4.870% due 02/09/2007	2,400	2,405
4.850% due 02/28/2007	90,300	90,377
4.760% due 05/10/2007	16,000	16,013
4.790% due 07/27/2007	10,000	10,022
4.750% due 08/10/2007	43,000	43,043
6.538% due 11/13/2007	7,500	7,651
4.860% due 05/09/2008	9,350	9,372
5.040% due 09/15/2008	114,850	115,220
4.980% due 12/05/2008	20,000	20,037
5.030% due 11/16/2009	12,065	12,121
4.970% due 05/10/2010	10,000	10,033
7.000% due 05/15/2012	200	214
Infrastructure Finance Corp. Ltd. AID Bonds
2.120% due 03/26/2009	2,000	2,040
International Lease Finance Corp.
4.941% due 04/20/2009	6,500	6,522
5.000% due 01/15/2010	19,630	19,753
Jenkins-Empire Associates
6.840% due 08/01/2008	949	938
John Deere Capital Corp
4.500% due 08/22/2007	1,000	990
John Deere Capital Corp.
4.950% due 04/15/2008	100,000	100,007
4.500% due 08/25/2008	5,100	5,010
JPMorgan Chase & Co.
4.693% due 01/25/2008	20,248	20,278
5.050% due 03/09/2009	10,000	10,037
5.169% due 10/02/2009	33,500	33,628
6.805% due 02/15/2012	600	603
4.875% due 03/15/2014	500	475
Lehman Brothers Holdings, Inc.
4.713% due 01/23/2009	51,600	51,636
5.080% due 04/03/2009	50,000	50,000
MBNA Capital B
5.480% due 02/01/2027	7,000	6,931
MBNA Corp.
5.140% due 05/05/2008	10,000	10,079
MBNA Europe Funding Plc
4.950% due 09/07/2007	11,500	11,510
Merrill Lynch & Co., Inc.
4.810% due 10/27/2006	3,000	3,003
5.055% due 03/19/2007	1,220	1,222
4.765% due 07/27/2007	66,923	67,055
5.017% due 06/16/2008	66,975	67,066
4.860% due 08/22/2008	52,875	52,914
4.730% due 10/27/2008	82,000	82,088
4.788% due 01/30/2009	50,000	50,032
4.960% due 02/06/2009	67,450	67,698
4.250% due 02/08/2010	2,000	1,922
Metropolitan Life Global Funding I
4.880% due 05/22/2006	150	150
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,113	2,137
6.750% due 02/01/2008	23,000	23,316
Morgan Stanley
4.708% due 01/12/2007	7,280	7,289
4.765% due 07/27/2007	38,370	38,436
4.845% due 11/09/2007	49,400	49,487
4.725% due 01/18/2008	227,990	228,440
5.141% due 05/14/2008	60,800	61,096
4.854% due 01/22/2009	209,800	210,029
4.830% due 02/09/2009	600	601
4.250% due 05/15/2010	2,500	2,385
6.750% due 04/15/2011	200	211
4.750% due 04/01/2014	160	150
Morgan Stanley Warehouse Facilities
4.883% due 08/16/2006 (m)	234,600	234,600
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	32,596
Natexis Ambs Co. LLC
8.440% due 12/29/2049	14,000	14,835
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	30,942
Oasis CBO Ltd.
4.955% due 05/30/2011	1,208	1,204
Pemex Finance Ltd.
8.020% due 05/15/2007	1,083	1,103
Petroleum Export Ltd.
5.265% due 06/15/2011	32,637	31,925
Phoenix Quake Ltd.
7.429% due 07/03/2008	36,600	37,188
Phoenix Quake Wind II Ltd.
8.479% due 07/03/2008	13,700	12,350
Phoenix Quake Wind Ltd.
7.429% due 07/03/2008	36,600	37,090
Pioneer 2002 Ltd.
10.910% due 06/15/2006	16,200	16,334
Premium Asset Trust
5.235% due 09/08/2007	34,900	33,268
Pricoa Global Funding I
4.859% due 11/24/2006	2,000	2,001
4.970% due 09/12/2008	30,000	30,034
Prudential Financial, Inc.
4.104% due 11/15/2006	92	91
5.040% due 06/13/2008	10,130	10,151
Rabobank Capital Funding II
5.260% due 12/29/2049	120	116
Rabobank Capital Funding Trust
5.254% due 12/29/2049	120	114
Rabobank Nederland
4.640% due 01/15/2009	75,000	75,042
Racers
5.049% due 08/15/2007	4,500	4,340
Residential Reinsurance Ltd.
9.770% due 06/08/2006	17,800	17,516
Resona Bank Ltd.
5.850% due 09/29/2049	37,800	36,747
Royal Bank of Scotland Group PLC
4.930% due 12/21/2007	48,700	48,729
4.664% due 07/21/2008	38,000	38,027
9.118% due 03/31/2049	74,200	83,210
7.648% due 08/31/2049	195	225
Santander U.S. Debt S.A. Unipersonal
4.990% due 09/19/2008	88,000	88,083
4.674% due 10/21/2008	10,800	10,807
4.770% due 02/06/2009	91,200	91,249
SLM Corp.
4.743% due 01/25/2007	2,700	2,703
4.703% due 01/25/2008	70,798	70,872
4.833% due 07/25/2008	65,450	65,688
4.823% due 01/26/2009	106,650	106,981
4.763% due 07/27/2009	50,535	50,554
5.120% due 03/15/2011	60,000	60,048
Sun Life Canada U.S. Capital Trust
8.526% due 05/29/2049	550	587
Textron Financial Corp.
4.800% due 11/07/2008	16,500	16,509
Toyota Motor Credit Corp
4.250% due 03/15/2010	500	483
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	67
6.375% due 03/15/2033	33	34
UBS Preferred Funding Trust I
8.622% due 10/29/2049	23,900	26,691
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	4,988
Unicredito Italiano New York
4.850% due 09/11/2007	47,500	47,523
USB Capital IX
6.189% due 03/29/2049	30,400	30,164
Vita Capital Ltd.
6.329% due 01/01/2007	19,600	19,618
Wachovia Bank N.A.
4.980% due 03/23/2009	97,000	97,045
Wachovia Corp.
4.710% due 10/28/2008	81,945	82,032
4.970% due 06/01/2010	17,600	17,651
4.990% due 03/15/2011	36,600	36,641
Wells Fargo & Co.
5.125% due 02/15/2007	3,500	3,499
4.920% due 03/10/2008	25,871	25,896
5.010% due 09/15/2009	296,021	296,684
5.000% due 03/23/2010	100,000	100,100
4.668% due 01/12/2011	10,000	10,014

		8,450,574

Industrials 2.2%

Altria Group, Inc.
6.950% due 06/01/2006	9,540	9,564
7.200% due 02/01/2007	37,000	37,380
Amerada Hess Corp.
6.650% due 08/15/2011	200	209
America West Airlines, Inc.
6.870% due 01/02/2017	1,530	1,531
American Airlines, Inc.
6.978% due 04/01/2011	20,478	21,024
BP Canada Finance Co.
3.625% due 01/15/2009	500	480
BP Capital Markets Plc
2.750% due 12/29/2006	225	221
Cablevision Systems Corp.
6.580% due 02/24/2013	4,314	4,314
Caesars Entertainment, Inc.
7.500% due 09/01/2009	200	211
8.125% due 05/15/2011	8,000	8,740
Chesapeake Energy Corp.
6.875% due 01/15/2016	5,000	5,062
Cisco Systems, Inc.
4.850% due 02/20/2009	73,800	73,912
Coca-Cola Bottling Co. Consolidated
6.850% due 11/01/2007	500	510
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	338
7.125% due 06/15/2013	400	424
Comcast Corp.
5.850% due 01/15/2010	420	422
7.050% due 03/15/2033	125	129
Continental Airlines, Inc.
7.056% due 09/15/2009	40,459	41,759
7.487% due 10/02/2010	1,215	1,261
6.503% due 06/15/2011	9,220	9,319
6.820% due 05/01/2018	5,453	5,520
7.707% due 04/02/2021	3,127	3,254
Cox Communications, Inc.
5.450% due 12/14/2007	102,600	103,305
CSC Holdings, Inc.
7.250% due 04/15/2012	12,000	11,790
CSX Corp.
4.990% due 08/03/2006	33,057	33,086
DaimlerChrysler N.A. Holding Corp.
6.400% due 05/15/2006	18,800	18,822
5.380% due 05/24/2006	97,895	97,925
5.715% due 08/08/2006	100	100
5.100% due 11/17/2006	8,800	8,801
5.100% due 03/07/2007	185,700	185,816
5.360% due 09/10/2007	15,113	15,162
5.330% due 03/13/2009	61,400	61,460
Delhaize America, Inc.
7.375% due 04/15/2006	11,300	11,319
9.000% due 04/15/2031	5,000	5,808
Dell, Inc.
6.550% due 04/15/2008	80	82
Delta Air Lines, Inc.
7.570% due 05/18/2012	9,750	9,756
EchoStar DBS Corp.
8.229% due 10/01/2008	500	514
El Paso Corp.
6.500% due 05/15/2006	510	511
7.500% due 08/15/2006	16,075	16,175
7.625% due 08/16/2007	2,000	2,045
6.950% due 12/15/2007	21,100	21,364
6.500% due 06/01/2008	45,208	45,321
7.625% due 09/01/2008	10,341	10,600
6.375% due 02/01/2009	9,000	8,944
6.750% due 05/15/2009	31,669	31,748
7.750% due 06/15/2010	15,500	16,062
7.000% due 05/15/2011	12,000	12,105
9.625% due 05/15/2012	12,700	14,192
7.875% due 06/15/2012	28,600	29,923
8.050% due 10/15/2030	12,000	12,390
7.800% due 08/01/2031	17,100	17,271
7.750% due 01/15/2032	110,810	112,195
7.420% due 02/15/2037	9,000	8,595
El Paso Natural Gas Co.
8.375% due 06/15/2032	20,520	23,305
Enterprise Products Operating LP
4.000% due 10/15/2007	200	196
4.950% due 06/01/2010	50	49
First Data Corp.
4.700% due 08/01/2013	500	470
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	5,000	5,325
General Electric Co.
4.910% due 12/09/2008	45,000	45,012
Halliburton Co.
6.000% due 08/01/2006	3,615	3,621
HCA, Inc.
7.125% due 06/01/2006	7,904	7,963
8.050% due 08/25/2006	15,000	15,209
Historic TW, Inc.
8.110% due 08/15/2006	75	76
8.180% due 08/15/2007	180	186
HJ Heinz Co.
6.428% due 12/01/2020	39,300	40,018
Home Depot, Inc.
4.625% due 08/15/2010	215	210
Honeywell International, Inc.
4.960% due 03/13/2009	35,000	35,032
International Business Machines Corp.
5.375% due 02/01/2009	100	101
Kroger Co.
8.150% due 07/15/2006	3,910	3,939
Mandalay Resort Group
6.500% due 07/31/2009	2,500	2,509
Marathon Oil Corp.
5.375% due 06/01/2007	250	250
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (m)	1,128	1,077
MGM Mirage
8.375% due 02/01/2011	15,000	15,900
Norfolk Southern Corp.
6.750% due 02/15/2011	150	158
Oracle Corp. & Ozark Holding, Inc.
4.810% due 01/13/2009	107,250	107,334
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	276	278
Pemex Project Funding Master Trust
8.850% due 09/15/2007	1,800	1,885
9.375% due 12/02/2008	51,650	56,428
7.875% due 02/01/2009	3,770	3,972
9.125% due 10/13/2010	85	96
8.000% due 11/15/2011	100,650	109,507
7.375% due 12/15/2014	22,380	23,947
5.750% due 12/15/2015	27,490	26,356
9.250% due 03/30/2018	2,000	2,465
8.625% due 02/01/2022	38,977	46,090
9.500% due 09/15/2027	31,000	39,757
6.625% due 06/15/2035	46,000	44,493
Qwest Communications International, Inc.
7.500% due 02/15/2014	20,783	21,510
Safeway, Inc.
5.485% due 03/27/2009	9,370	9,375
Solectron Corp.
7.970% due 11/15/2006	12,500	12,750
Sonat, Inc.
6.750% due 10/01/2007	2,300	2,320
7.625% due 07/15/2011	23,220	24,033

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	$23,195	$23,992
Target Corp.
5.400% due 10/01/2008	200	201
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	14,705
Time Warner, Inc.
6.150% due 05/01/2007	6,100	6,147
6.875% due 05/01/2012	350	367
7.625% due 04/15/2031	120	131
TXU Eastern Funding Co.
6.450% due 05/15/2049 (b)	15,270	1,069
Tyson Foods, Inc.
6.600% due 04/01/2016	19,200	18,998
UAL Equipment Trust
11.080% due 05/27/2006 (m)	8,225	1,314
Union Pacific Corp.
6.700% due 12/01/2006	1,650	1,664
United Airlines, Inc.
9.200% due 03/22/2008 (b)	3,380	1,554
6.201% due 09/01/2008	11,394	11,287
8.030% due 07/01/2011 (b)	465	440
6.932% due 09/01/2011 (b)	10,500	10,585
10.360% due 11/13/2012 (b)	4,171	252
6.071% due 03/01/2013	5,282	5,226
6.602% due 09/01/2013	7,209	7,140
10.020% due 03/22/2014 (b)	11,925	5,453
10.850% due 07/05/2014 (b)	34,111	14,258
10.850% due 02/19/2015 (b)	3,000	1,622
10.125% due 03/22/2015 (b)	14,300	7,665
9.060% due 06/17/2015 (b)	4,078	281
9.210% due 01/21/2017 (b)	10,791	931
United Telecom, Inc.
6.890% due 07/01/2008 (m)	700	689
Valero Energy Corp.
7.800% due 06/14/2010	10,000	10,137
Waste Management, Inc.
7.375% due 08/01/2010	100	107
Weyerhaeuser Co.
6.125% due 03/15/2007	17	17
Williams Cos., Inc.
6.375% due 10/01/2010	14,200	14,129

		2,042,334

Utilities 0.7%

Alabama Power Co.
4.990% due 08/25/2009	17,000	17,066
American Electric Power Co., Inc.
6.125% due 05/15/2006	14,630	14,643
4.709% due 08/16/2007	4,100	4,062
AT&T, Inc.
4.951% due 11/14/2008	12,000	12,031
4.125% due 09/15/2009	250	239
British Telecommunications Plc
8.375% due 12/15/2010	200	223
8.875% due 12/15/2030	250	321
Cingular Wireless LLC
6.500% due 12/15/2011	80	84
CMS Energy Corp.
9.875% due 10/15/2007	10,000	10,687
8.900% due 07/15/2008	8,552	9,129
7.500% due 01/15/2009	12,000	12,405
Consolidated Edison, Inc.
3.625% due 08/01/2008	50	48
Consolidated Natural Gas Co.
5.375% due 11/01/2006	5,000	5,000
Deutsche Telekom International Finance BV
3.875% due 07/22/2008	29,459	28,567
Dominion Resources, Inc.
5.049% due 05/15/2006	3,200	3,200
5.700% due 09/17/2012	100	99
DPL, Inc.
8.000% due 03/31/2009	28,000	29,782
Entergy Gulf States, Inc.
5.610% due 12/08/2008	3,100	3,104
5.220% due 12/01/2009	15,000	14,842
5.700% due 06/01/2015	50	48
Exelon Corp.
6.750% due 05/01/2011	200	209
FirstEnergy Corp.
5.500% due 11/15/2006	19,000	19,008
Florida Power Corp.
5.141% due 11/14/2008	7,500	7,507
France Telecom S.A.
7.750% due 03/01/2011	870	951
Georgia Power Co.
4.930% due 02/17/2009	14,550	14,604
GTE Corp.
6.360% due 04/15/2006	16,665	16,669
KT Corp.
4.875% due 07/15/2015	100	92
Midamerican Energy Holdings Co.
6.125% due 04/01/2036	43,600	42,825
Mountain States TEL & TEL
6.000% due 08/01/2007	2,070	2,080
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	281
Nextel Communications, Inc.
7.375% due 08/01/2015	20,000	20,990
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	131
Ohio Edison Co.
5.450% due 05/01/2015	350	341
Progress Energy, Inc.
6.050% due 04/15/2007	14,250	14,338
7.100% due 03/01/2011	50	53
PSEG Power LLC
6.950% due 06/01/2012	172	182
5.000% due 04/01/2014	400	379
Qwest Capital Funding, Inc.
7.750% due 08/15/2006	2,000	2,022
7.000% due 08/03/2009	15,500	15,810
Qwest Corp.
5.625% due 11/15/2008	5,000	4,987
8.875% due 03/15/2012	26,725	29,999
8.160% due 06/15/2013	2,800	3,094
7.625% due 06/15/2015	2,000	2,150
7.500% due 06/15/2023	6,850	6,996
7.200% due 11/10/2026	2,150	2,174
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	41	40
5.298% due 09/30/2020	57,100	54,028
5.298% due 09/30/2020	750	713
Ras Laffan LNG III
5.838% due 09/30/2027	40,650	38,869
Southern California Edison Co.
4.965% due 12/13/2007	2,740	2,742
Southwestern Public Service Co.
5.125% due 11/01/2006	10,690	10,669
Sprint Capital Corp.
6.000% due 01/15/2007	37,670	37,856
7.625% due 01/30/2011	420	455
8.375% due 03/15/2012	750	848
TXU Energy Co. LLC
7.000% due 03/15/2013	420	438
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (m)	2,760	2,703
Verizon Global Funding Corp.
6.125% due 06/15/2007	150	151
4.879% due 08/15/2007	133,600	133,639
7.250% due 12/01/2010	200	213
7.375% due 09/01/2012	200	217
Verizon New England, Inc.
6.500% due 09/15/2011	300	305
Verizon North, Inc.
5.634% due 01/01/2021	3,000	2,805
5.604% due 01/01/2022	3,000	2,810
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	457
Verizon Wireless Capital LLC
5.375% due 12/15/2006	15,335	15,339

		678,749

Total Corporate Bonds & Notes (Cost $11,113,551)		11,171,657

MUNICIPAL BONDS & NOTES 1.4%

Adams County, Pennsylvania General Obligation Notes, (FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	1,013
Alabama State General Obligation Notes, Series 2002
5.740% due 09/01/2021	13,228	13,529
Austin, Texas Electric Utilities Systems Revenue Notes, (MBIA Insured), Series 2003
5.000% due 11/15/2028	2,000	2,066
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
8.190% due 05/15/2035	1,955	2,154
Austin, Texas Water & Wastewater Utilities Revenue Notes, (MBIA Insured), Series 2003
5.000% due 11/15/2028	3,875	4,004
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	8,971
6.000% due 06/01/2017	1,000	1,052
6.375% due 06/01/2032	7,300	7,842
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037	4,075	4,429
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2032	4,000	4,102
California State Department of Water Resources Revenue Bonds, Series 2000
6.600% due 12/01/2029	2,500	2,580
California State Economic Recovery General Obligation Notes, (MBIA Insured), Series 2005
6.600% due 07/01/2012	110	125
California State Economic Recovery Revenue Notes, (MBIA Insured), Series 2004
5.000% due 07/01/2011	200	213
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2038	2,000	2,104
6.125% due 06/01/2043	2,000	2,101
California State Tobacco Securitization Agency Revenue Notes, Series 2002
5.750% due 06/01/2029	3,000	3,129
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
5.300% due 12/01/2028	21,000	7,075
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
7.614% due 01/01/2038 (f)	7,810	7,954
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034	300	308
Chicago, Illinois General Obligation Notes, (MBIA Insured), Series 2003
5.000% due 01/01/2027	1,000	1,030
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
5.000% due 01/01/2030	8,310	86
Chicago, Illinois Housing Authority Revenue Notes, Series 2001
5.375% due 07/01/2016	700	740
5.375% due 07/01/2018	400	421
Chicago, Illinois Motor Fuel Tax Revenue Notes, (AMBAC Insured), Series 2003
5.250% due 01/01/2028	3,000	3,172
Chicago, Illinois Park District General Obligation Notes, (FGIC Insured), Series 2006
5.000% due 01/01/2031	5,000	5,187
Chippewa Valley, Michigan Schools General Obligation Bonds, (FSA Q-SBLF Insured), Series 2005
6.580% due 05/01/2034	5,750	6,217
Clark County, Nevada General Obligation Revenue Notes, (FGIC Insured), Series 2006
4.750% due 11/01/2031	8,485	8,546
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
7.590% due 11/15/2013	3,765	3,855
7.600% due 11/15/2013	6,680	6,855
Cypress-Fairbanks, Texas Independent School District General Obligation Revenue Notes, (PSF Insured), Series 2006
4.750% due 02/15/2030	13,000	13,070
Dallas, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2005
6.580% due 08/15/2031	7,500	8,017
Dallas, Texas Rapid Transit Revenue Notes, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,540	2,614
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028	4,500	4,538
El Paso County, Colorado Certificates of Participation Notes, (AMBAC Insured), Series 2002
5.000% due 12/01/2023	2,000	2,075
5.000% due 12/01/2027	2,820	2,913
Fairfax County, Virginia General Obligation Notes, (State Aid Withholding Insured), Series 2004
5.250% due 04/01/2013	60	65
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	150	155
Florida State Jacksonville Electric Authority Water and Sewer System Revenue Notes, (FGIC Insured), Series 2004
5.000% due 10/01/2011	200	212
Frisco, Texas General Obligation Notes, (FSA Insured), Series 2003
5.000% due 02/15/2016	1,000	1,054
Frisco, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2002
0.000% due 08/15/2034	5,265	1,298
5.760% due 08/15/2032	12,190	3,342
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
7.440% due 10/01/2036	2,275	2,311
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	192,975	210,468
6.750% due 06/01/2039	8,300	9,345
7.875% due 06/01/2042	5,000	5,975
7.900% due 06/01/2042	30	36
Golden State, California Tobacco Securitization Corporations Revenue Notes, Series 2003
5.000% due 06/01/2021	2,475	2,493
Henderson, Nevada General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 06/01/2035	1,334	1,470
Henderson, Neveda General Obligation Notes, Series 2000
5.500% due 04/01/2020	2,000	2,135
Honolulu, Hawaii City & County General Obligation Notes, (MBIA-IBC Insured), Series 2004
5.000% due 07/01/2010	300	315
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2006
1.000% due 11/15/2035	5,010	5,078
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
5.500% due 12/01/2028	8,720	2,984
Illinois State Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	80	86
5.250% due 07/01/2041	190	199
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	110	117
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
6.580% due 12/01/2033	5,000	5,281
Illinois State Educational Facilities Authority Revenue Notes, Series 2005
6.580% due 07/01/2033	1,195	1,266
Illinois State General Obligation Notes, (FGIC Insured), Series 2002
5.125% due 02/01/2020	1,000	1,052
Illinois State General Obligation Notes, (FSA Insured), Series 2002
5.100% due 04/01/2017	1,300	1,373
Illinois State General Obligation Notes, (MBIA Insured), Series 2002
4.750% due 10/01/2027	3,295	3,337
Illinois State General Obligation Notes, Series 2005
6.580% due 03/01/2034	37,204	39,304
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.970% due 12/15/2032	55,000	15,749
Indiana State Anderson School Building Corporation Revenue Notes, (FSA State Aid Withholding Insured), Series 2006
4.750% due 01/15/2027	2,715	2,749
4.750% due 01/15/2028	2,000	2,019
Indiana State Purdue University Revenue Notes Series 2003
5.000% due 07/01/2029	3,500	3,620
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.600% due 06/01/2035	1,350	1,469
Iowa State Tobacco Settlement Authority Revenue Notes, Series 2005
6.500% due 06/01/2023	61,400	61,639
Knoxville, Tennessee Waste Water System Revenue Bonds, (MBIA Inusred), Series 2005
5.000% due 04/01/2037	5,420	6,003
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	25,000	27,566
8.960% due 10/01/2035	17,270	22,587
Los Angeles County, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2005
4.750% due 07/01/2030	6,660	7,018
Los Angeles, California Department of Water & Power Revenue Notes, (FSA insured), Series 2006
7.616% due 07/01/2013	5,900	6,123
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	18,745	19,786
Marion Country, Indiana Township School Building Corporation Revenue Notes, (FGIC Insured), Series 2003
5.250% due 01/15/2028	200	217
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
6.580% due 08/01/2034	5,000	5,403
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018	45	49
Mercer County, New Jersey Improvement Authority Revenue Notes, Series 2000
8.190% due 01/01/2018	2,475	2,910

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Mesquite, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2002
5.000% due 08/15/2028	$1,800	$1,859
Metropolitan, New York Transportation Authority Revenue Bonds, Series 2005
5.000% due 11/15/2035	10,315	10,576
Michigan State Building Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 10/15/2013	300	325
Michigan State Grosse Pointe Public School System General Obligation Notes, Series 2005
6.330% due 05/01/2027	5,455	5,687
Nevada State System of Higher Education Revenue Notes, (AMBAC Insured), Series 2005
8.190% due 07/01/2030	3,335	3,749
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	1,853	2,057
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,920	4,076
6.000% due 06/01/2037	9,095	9,542
6.125% due 06/01/2042	7,065	7,439
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	112,415	122,595
6.750% due 06/01/2039	1,000	1,119
New Jersey State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
6.125% due 06/01/2024	13,000	14,056
New Jersey State Transportation Trust Fund Authority Revenue Notes, (FSA Insured), Series 2005
7.590% due 12/15/2016	500	612
New Jersey State Transportation Trust Fund Authority Revenue Notes, Series 2003
5.000% due 06/15/2011	120	126
New Jersey State University of Medicine & Dentistry Certificates of Participation Bonds, (MBIA Insured), Series 2005
6.590% due 06/15/2036	4,125	4,382
New York City, New York General Obligation Bonds, Series 2004
5.000% due 11/01/2034	2,710	2,776
New York City, New York General Obligation Bonds, Series 2005
5.000% due 04/01/2035	3,000	3,076
6.490% due 03/01/2035	11,500	12,081
New York City, New York General Obligation Notes, Series 2005
5.000% due 03/01/2030	5,000	5,148
6.490% due 03/01/2030	13,400	14,195
6.490% due 04/01/2030	7,500	7,949
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2035	90	92
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2039	18,468	20,278
6.590% due 06/15/2035	8,050	8,540
6.590% due 06/15/2037	57,500	61,346
6.590% due 06/15/2038	23,300	24,858
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2000
7.590% due 11/01/2024	500	579
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.000% due 06/15/2033	9,677	9,932
New York State Dormitory Authority Revenue Notes, (FHA Insured), Series 2004
6.650% due 08/15/2030	27,700	31,635
New York State Dormitory Authority Revenue Notes, Series 2003
5.000% due 03/15/2027	50	53
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, (General Obligation of Authority Insured), Series 2001
5.000% due 01/01/2032	3,950	4,201
5.000% due 01/01/2032	700	722
Northside, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2005
6.580% due 02/15/2035	4,023	4,254
Northwest, Texas Independent School District General Obligation Notes, (PSF Insured), Series 2002
5.000% due 08/15/2028	100	103
Orange County, California Sanitation District Certificates of Participation Notes, (FGIC Insured), Series 2003
5.250% due 02/01/2030	200	211
Pennsylvania State Higher Educational Facilties Authority Revenue Notes, Series 2006
7.595% due 07/15/2013	6,375	6,459
Pflugerville, Texas General Obligation Notes, (AMBAC Insured), Series 2003
5.000% due 08/01/2027	2,915	3,020
5.000% due 08/01/2033	5,000	5,138
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,311
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	5,200	5,335
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
1.000% due 11/01/2036	23,795	24,761
South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032	3,750	3,779
South Carolina State Public Services Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 01/01/2013	520	555
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Notes, Series 2001
6.375% due 05/15/2028	3,400	3,660
Southbridge, Massachusetts Associations Corporations Revenue Notes, (MBIA Insured), Series 2000
7.590% due 02/01/2022	31,105	36,109
Taxes State Plano Independent School District General Obligation Notes, (PSF Insured), Series 2006
4.750% due 02/15/2031	6,320	6,369
Texas State General Obligation Bonds, Series 2005
4.000% due 04/01/2035	56,725	57,137
4.750% due 04/01/2035	4,950	4,968
Texas State General Obligation Notes, Series 2003
5.000% due 10/01/2010	500	533
University of Iowa Facilities Corporations Revenue Notes, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	3,120	3,158
University of Texas Permanent Fund Revenue Notes, Series 2005
6.080% due 07/01/2030	33,605	34,332
Valparaiso, Indiana Middle Schools Building Corporations Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 07/15/2024	3,500	3,628
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	10,050	10,306
Virginia State Tobacco Settlement Financing Corporations Revenue Notes, Series 2005
5.500% due 06/01/2026	1,050	1,078
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	7,551
Wisconsin State Clean Water Revenue Notes, Series 2002
5.000% due 06/01/2018	1,760	1,838
5.000% due 06/01/2019	1,865	1,944
5.000% due 06/01/2020	1,900	1,978
5.100% due 06/01/2021	1,945	2,042
5.100% due 06/01/2022	2,120	2,228
5.100% due 06/01/2023	2,305	2,414
5.250% due 06/01/2016	1,600	1,721
5.250% due 06/01/2017	1,715	1,844
6.770% due 06/01/2023	500	552

Total Municipal Bonds & Notes (Cost $1,221,808)		1,271,722

U.S. GOVERNMENT AGENCIES 57.4%

Fannie Mae
0.000% due 09/01/2007 - 08/25/2023 (d)(g)	92	80
0.950% due 03/25/2009 (c)	2,280	26
1.000% due 09/25/2023	14	14
3.000% due 08/25/2009	26,298	26,147
3.506% due 12/01/2033	5,327	5,329
3.854% due 10/01/2033	174,297	170,071
3.868% due 08/01/2033	84	82
3.970% due 07/01/2019	17	17
4.000% due 02/25/2009 - 09/01/2020 (g)	4,050	3,798
4.006% due 02/25/2023 (c)	972	39
4.205% due 10/01/2034	25,766	25,517
4.223% due 11/01/2034	8,037	7,942
4.244% due 12/01/2018	276	275
4.271% due 03/01/2034	15,647	15,363
4.292% due 02/01/2035	25,196	24,910
4.324% due 03/01/2033	250	251
4.340% due 09/01/2017	1,467	1,460
4.344% due 12/01/2034	6,729	6,658
4.356% due 09/01/2024	451	454
4.377% due 11/01/2034	7,449	7,301
4.382% due 03/01/2034	27,844	27,375
4.392% due 10/01/2034	12,394	12,264
4.400% due 10/01/2034	12,421	12,377

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
4.476% due 05/01/2035	$75,396	$73,616
4.477% due 07/01/2035	13,078	12,861
4.486% due 02/01/2028	1,234	1,230
4.490% due 10/01/2020	47	47
4.496% due 05/01/2035	15,724	15,508
4.500% due 10/01/2010 - 12/01/2035 (g)	144,162	138,687
4.502% due 11/01/2024	3,828	3,847
4.506% due 07/01/2035	11,890	11,732
4.534% due 08/01/2035	20,527	20,255
4.546% due 05/28/2035	2,481	2,483
4.547% due 06/01/2035	10,073	9,973
4.557% due 02/01/2028	57	57
4.564% due 01/01/2021	26	25
4.567% due 03/25/2036	43,200	43,268
4.578% due 01/01/2018	321	323
4.597% due 09/01/2019	1,047	1,053
4.605% due 06/01/2015	443	440
4.660% due 02/01/2035	8,439	8,289
4.662% due 11/01/2035	36,477	35,921
4.665% due 07/01/2034	70	69
4.666% due 09/01/2035	6,377	6,343
4.680% due 12/01/2012	382	366
4.685% due 02/25/2036	46,500	45,460
4.691% due 04/26/2035	36,201	36,217
4.695% due 02/01/2035	8,943	8,781
4.698% due 05/01/2035	48,705	47,850
4.699% due 06/01/2035	27,703	27,247
4.704% due 11/01/2035	11,537	11,473
4.710% due 09/25/2043	1	1
4.716% due 09/01/2035	27,057	26,858
4.721% due 11/01/2019	220	221
4.730% due 09/01/2035	37,492	37,258
4.756% due 11/01/2034	8,555	8,444
4.763% due 06/01/2035	6,561	6,431
4.774% due 12/01/2034	813	803
4.782% due 08/01/2035	9,136	8,995
4.801% due 09/01/2014	55	55
4.810% due 09/22/2006	337,375	337,360
4.814% due 11/01/2035	24,295	23,942
4.818% due 09/01/2044 - 10/01/2044 (g)	142,647	143,435
4.820% due 06/01/2023	22	22
4.823% due 09/01/2034	61,204	60,594
4.858% due 07/25/2035	35,747	35,774
4.883% due 02/01/2022	219	224
4.902% due 02/01/2035	20,711	20,513
4.916% due 01/01/2035	38,377	37,991
4.932% due 05/01/2023 - 07/01/2035 (g)	8,033	7,934
4.935% due 01/01/2035	31,845	31,518
4.950% due 06/01/2022	107	109
4.954% due 01/01/2035	41,877	41,483
4.968% due 08/25/2034	896	895
4.984% due 05/01/2017	6	6
5.000% due 03/01/2009 - 09/25/2042 (g)	12,446,897	11,948,760
5.018% due 10/01/2030 - 10/01/2040 (g)	12,310	12,441
5.025% due 11/01/2022	23	24
5.034% due 07/01/2019	141	141
5.078% due 07/01/2024	173	176
5.089% due 03/01/2023	503	512
5.107% due 07/01/2035	8,943	8,872
5.132% due 10/01/2019	635	637
5.159% due 04/01/2027	13	13
5.168% due 07/25/2021 - 05/25/2042 (g)	8,529	8,553
5.173% due 05/01/2030	29	29
5.176% due 04/18/2028	307	309
5.182% due 08/01/2025	1,596	1,582
5.210% due 05/01/2023	486	498
5.226% due 06/01/2024 - 10/18/2030 (g)	2,266	2,286
5.247% due 09/01/2022	237	240
5.268% due 09/25/2030	209	211
5.289% due 08/01/2027	198	202
5.318% due 03/25/2017 - 08/25/2030 (g)	3,622	3,657
5.325% due 03/01/2019 - 07/01/2024 (g)	2,587	2,630
5.332% due 07/01/2021	49	50
5.366% due 05/01/2014	173	176
5.374% due 09/01/2024	319	324
5.375% due 03/01/2023	92	93
5.382% due 12/01/2020	1,482	1,498
5.391% due 04/01/2027	184	186
5.394% due 06/25/2018	0	0
5.402% due 10/01/2024	69	70
5.406% due 11/01/2025	891	914
5.414% due 02/01/2021	219	224
5.420% due 11/01/2023	68	69
5.430% due 06/01/2022 - 08/01/2027 (g)	2,355	2,368
5.442% due 05/01/2024	402	416
5.470% due 07/01/2026	40	41
5.495% due 12/01/2036	285	285
5.500% due 01/01/2033 (h)	518	507
5.500% due 05/02/2006 - 05/11/2036 (g)	36,105,983	35,282,107
5.501% due 04/01/2027 - 10/01/2027 (g)	427	436
5.530% due 02/01/2020	84	86
5.535% due 10/01/2027	685	708
5.540% due 06/01/2025 - 09/01/2034 (g)	478	485
5.542% due 05/01/2026	86	88
5.545% due 03/01/2023	1,432	1,449
5.548% due 01/01/2020	1,420	1,434
5.560% due 05/01/2022	28	28
5.573% due 09/01/2021	36	37
5.596% due 05/01/2025	449	462
5.597% due 04/01/2026	76	78
5.608% due 05/01/2021 - 01/01/2026 (g)	265	271
5.618% due 08/01/2031	249	257
5.630% due 06/01/2023	184	187
5.649% due 02/01/2020	21	22
5.650% due 11/01/2025	298	303
5.666% due 09/01/2022 - 08/01/2026 (g)	459	469
5.668% due 09/01/2023	270	276
5.702% due 11/01/2025	61	62
5.718% due 04/25/2032	97	99
5.722% due 12/01/2022	63	64
5.729% due 04/01/2027	117	119
5.730% due 06/01/2022	17	18
5.750% due 12/20/2027	2,117	2,085
5.781% due 08/01/2027	4,279	4,368
5.832% due 08/01/2022	1,968	2,011
5.834% due 09/01/2025	101	103
5.870% due 02/01/2018	53	53
5.872% due 12/01/2017	1,151	1,166
5.897% due 03/01/2025	1,398	1,425
5.932% due 02/01/2021	178	181
5.940% due 11/01/2023	165	168
5.950% due 06/01/2025	995	1,020
5.958% due 02/01/2027	627	642
5.960% due 04/01/2018	272	277
5.974% due 11/01/2025	374	382
5.993% due 09/01/2021	9	9
6.000% due 02/01/2009 - 04/12/2036 (g)	850,937	853,636
6.024% due 12/01/2025	436	445
6.034% due 10/01/2024	205	211
6.049% due 02/01/2028	134	138
6.063% due 12/01/2025	471	480
6.064% due 12/01/2023	196	201
6.070% due 12/01/2017	26	26
6.090% due 12/01/2008	45	46
6.101% due 04/01/2024	557	570
6.102% due 07/01/2032	231	226
6.103% due 01/01/2024	197	199
6.140% due 10/01/2026	26	26
6.153% due 12/01/2023	23	23
6.170% due 01/01/2024	186	189
6.181% due 09/01/2029	18	18
6.190% due 12/01/2023	302	305
6.210% due 11/01/2023 - 03/01/2026 (g)	94	97
6.250% due 01/25/2008 - 02/25/2029 (g)	21,241	21,383
6.270% due 09/25/2007	1,637	1,644
6.287% due 10/01/2023	48	50
6.290% due 02/25/2029	500	522
6.300% due 10/17/2038	22,480	23,291
6.320% due 10/01/2013	4,019	4,129
6.325% due 12/01/2023	315	323
6.370% due 02/25/2013	28,500	28,813
6.386% due 08/01/2023	122	124
6.390% due 05/25/2036	39,380	40,649
6.406% due 11/01/2021	89	90
6.469% due 10/01/2024	20	20
6.480% due 01/01/2011	98	101
6.500% due 09/25/2008 - 01/25/2023 (c)(g)	70	4
6.500% due 05/25/2008 - 06/25/2044 (g)	297,403	302,459
6.531% due 12/01/2027	926	948
6.555% due 08/01/2028	2,076	2,190
6.565% due 01/01/2024	99	102
6.615% due 02/01/2026	80	82
6.681% due 11/01/2025	88	90
6.730% due 11/01/2007	1,010	1,021
6.740% due 08/25/2007	425	431
6.750% due 10/25/2023	538	553
6.900% due 05/25/2023	91	91
6.974% due 02/01/2033	15	15
6.996% due 06/01/2007	51	52
7.000% due 05/25/2006 - 01/25/2048 (g)	27,336	28,032
7.110% due 10/01/2009	471	491
7.250% due 01/01/2008 - 01/01/2023 (g)	2,455	2,508
7.270% due 06/01/2007	133	134
7.375% due 05/25/2022	1,972	2,043
7.386% due 06/01/2030	533	531
7.460% due 08/01/2029	3,714	4,124
7.500% due 07/01/2006 - 07/25/2031 (g)	7,602	8,181
7.697% due 08/01/2027	38	39
7.738% due 05/01/2027	106	108
7.750% due 05/25/2006 - 01/25/2022 (g)	2,982	3,113
7.780% due 01/01/2018	2,116	2,421
7.800% due 10/25/2022	398	417
7.850% due 07/01/2018	6,202	7,102
7.900% due 11/01/2026 - 12/01/2026 (g)	96	98
7.920% due 03/01/2018	2,615	3,024
7.980% due 05/01/2030	6,356	6,855
8.000% due 08/18/2027 (c)	18	4
8.000% due 12/01/2007 - 06/01/2032 (g)	7,085	7,477
8.060% due 04/01/2030	1,768	1,910
8.080% due 04/01/2030	970	1,049
8.090% due 09/25/2008	360	365
8.250% due 10/01/2008 - 02/01/2017 (g)	32	33
8.490% due 06/01/2025	918	1,002
8.500% due 01/01/2007 - 10/01/2032 (g)	5,735	6,139
8.750% due 01/25/2021	399	425
9.000% due 11/01/2006 - 12/01/2027 (g)	3,074	3,307
9.250% due 04/25/2018	37	39
9.300% due 05/25/2018 - 08/25/2019 (g)	111	118
9.490% due 09/25/2028	1,309	1,395
9.500% due 11/01/2009 - 07/01/2022 (g)	1,889	2,057
9.750% due 11/01/2008	2	2
10.000% due 08/01/2009 - 05/01/2022 (g)	237	257
10.500% due 11/01/2013 - 04/01/2022 (g)	100	108
11.000% due 11/01/2013 - 11/01/2020 (g)	251	278
11.500% due 08/20/2016 - 11/01/2019 (g)	14	15
12.000% due 05/01/2016	2	2
12.500% due 10/01/2015	5	6
13.250% due 09/01/2011	3	4
14.750% due 08/01/2012	36	40
15.000% due 10/01/2012	63	71
15.500% due 10/01/2012 - 12/01/2012 (g)	6	7
15.750% due 12/01/2011 - 08/01/2012 (g)	27	31
16.000% due 09/01/2012	37	42
903.213% due 08/25/2021 (c)	0	12
1000.000% due 04/25/2022 (c)	0	9
1122.425% due 09/25/2008 (c)	1	8
Farmer Mac
7.941% due 01/25/2012	577	577

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Federal Farm Credit Bank
4.525% due 03/01/2007	$2,000	$2,001
Federal Home Loan Bank
2.125% due 05/15/2006	650	648
2.375% due 08/15/2006	500	495
4.200% due 02/05/2007	47,650	44,179
4.700% due 06/01/2006	28,200	28,194
6.375% due 08/15/2006	100	100
6.750% due 04/10/2006	150	150
Federal Housing Administration
2.900% due 05/01/2008	88	86
6.755% due 03/01/2041	15,739	15,569
6.780% due 07/25/2040	7,380	7,300
6.875% due 11/01/2015	2,250	2,249
6.880% due 02/01/2041	11,200	11,079
6.896% due 07/01/2020	13,524	13,501
6.900% due 12/01/2040	22,229	21,878
6.960% due 05/01/2016	5,192	5,163
6.997% due 09/01/2019	540	539
7.110% due 05/01/2019	2,325	2,324
7.211% due 12/01/2021	790	789
7.310% due 06/01/2041	23,079	22,930
7.315% due 08/01/2019	5,695	5,692
7.350% due 04/01/2019 - 11/01/2020 (g)	725	724
7.375% due 02/01/2018 - 02/01/2022 (g)	2,455	2,454
7.400% due 01/25/2020 - 02/01/2021 (g)	6,264	6,290
7.430% due 10/01/2018 - 06/25/2024 (g)	24,603	24,804
7.450% due 05/01/2021	2,586	2,584
7.460% due 01/01/2023	612	618
7.465% due 11/01/2019	4,952	4,950
7.500% due 03/01/2032	3,225	3,238
7.580% due 12/01/2040	7,253	7,303
7.630% due 08/01/2041	17,395	17,370
7.780% due 11/01/2040	7,251	7,246
8.250% due 01/01/2041	4,632	4,628
8.375% due 02/01/2012	207	209
8.450% due 07/01/2012	376	379
Freddie Mac
2.750% due 08/15/2006	500	496
3.000% due 06/15/2009	113	113
3.500% due 10/15/2011 - 07/15/2032 (g)	14,160	13,910
3.599% due 12/01/2026	1,243	1,232
3.750% due 05/15/2015	2,687	2,667
4.000% due 08/17/2007 - 12/15/2024 (g)	121,947	119,402
4.160% due 10/25/2023	294	291
4.250% due 03/15/2017 - 04/15/2023 (g)	28,153	27,703
4.499% due 03/01/2022	2,060	2,081
4.500% due 11/01/2008 - 05/01/2034 (g)	52,201	51,360
4.542% due 08/01/2035	2,149	2,123
4.557% due 05/01/2021 - 01/01/2034 (g)	20,408	20,092
4.620% due 09/01/2035	33,091	32,726
4.650% due 07/01/2035	34,218	33,893
4.691% due 12/01/2018	672	671
4.694% due 01/01/2022	120	119
4.718% due 06/01/2035	6,798	6,624
4.734% due 02/01/2019	475	474
4.738% due 08/15/2032	7,750	7,778
4.750% due 09/15/2007 (c)	204	1
4.762% due 01/01/2021	51	50
4.818% due 10/25/2044 - 02/25/2045 (g)	86,352	86,786
4.831% due 03/01/2035	8,127	8,026
4.847% due 11/01/2035	44,040	43,542
4.859% due 10/01/2035	50,363	49,673
4.875% due 06/01/2017 - 09/01/2018 (g)	162	162
4.900% due 10/01/2035	34,608	33,977
4.905% due 02/01/2019	169	169
4.916% due 10/01/2035	46,746	46,161
4.947% due 11/01/2035	34,564	34,174
4.949% due 11/15/2024	9,128	9,135
4.992% due 12/01/2019	5	6
5.000% due 02/01/2007 - 09/01/2035 (g)	506,557	498,732
5.018% due 07/25/2044	1,192	1,198
5.065% due 10/01/2022	51	51
5.099% due 03/15/2025 - 06/15/2031 (g)	18,400	18,412
5.111% due 05/01/2023	19	19
5.141% due 10/01/2020	12	12
5.144% due 09/01/2023	32	32
5.149% due 06/15/2031	1,262	1,270
5.152% due 05/01/2035	61,420	61,165
5.199% due 11/15/2030 - 12/15/2031 (g)	66	66
5.230% due 06/01/2022	763	778
5.249% due 09/15/2030 - 01/15/2032 (g)	383	386
5.257% due 06/01/2022	78	79
5.282% due 05/01/2020	131	132
5.297% due 06/01/2022	240	245
5.302% due 05/01/2023	179	183
5.348% due 05/01/2023 - 02/01/2026 (g)	556	568
5.426% due 10/01/2020	283	286
5.485% due 07/01/2022	115	118
5.494% due 09/01/2023	1,022	1,049
5.500% due 10/01/2008 - 06/01/2035 (g)	7,680	7,562
5.507% due 08/01/2023	985	1,009
5.519% due 07/01/2023	98	100
5.521% due 08/01/2023	153	156
5.525% due 06/01/2024	275	281
5.561% due 02/01/2025	44	45
5.575% due 07/01/2027	27	28
5.595% due 08/01/2023	187	191
5.617% due 07/01/2020	229	233
5.638% due 07/01/2030	1,830	1,868
5.642% due 02/01/2021	17	17
5.647% due 10/01/2024	563	576
5.664% due 09/01/2023	499	511
5.671% due 03/01/2021	1,481	1,485
5.682% due 10/01/2026	653	668
5.687% due 07/01/2024	272	279
5.693% due 11/01/2020	243	247
5.713% due 09/01/2023	309	315
5.737% due 08/01/2023	93	95
5.739% due 07/01/2032	12	13
5.765% due 12/01/2022	48	49
5.771% due 05/01/2020	26	27
5.778% due 03/01/2024	372	384
5.780% due 01/01/2019	65	66
5.781% due 05/01/2018	412	413
5.786% due 05/01/2023	223	226
5.787% due 10/01/2023	275	281
5.792% due 06/01/2024	1,010	1,027
5.817% due 09/01/2027	110	112
5.818% due 05/25/2043	24,821	25,332
5.821% due 11/01/2023	589	600
5.830% due 06/01/2021 - 04/01/2024 (g)	2,036	2,070
5.875% due 12/01/2016	281	282
5.877% due 11/01/2028	1,708	1,738
5.881% due 08/01/2023	1	1
5.903% due 10/01/2023 (c)	29	1
5.903% due 10/01/2023	405	413
5.910% due 08/01/2023	1,962	1,997
5.928% due 11/01/2026	1,174	1,199
5.939% due 05/01/2018	484	488
5.944% due 07/01/2019 - 10/01/2023 (g)	648	653
5.947% due 09/01/2028	6	6
5.950% due 06/15/2028	36,353	35,998
5.951% due 01/01/2028	62	63
5.954% due 10/01/2023	657	670
5.965% due 09/01/2023	347	357
5.990% due 01/01/2024	118	120
6.000% due 02/15/2008 - 04/12/2036 (g)	273,481	274,505
6.016% due 07/01/2019	10	10
6.046% due 04/01/2029	255	261
6.048% due 04/01/2023	35	35
6.057% due 11/01/2023	11	11
6.090% due 10/25/2023	1,471	1,497
6.138% due 12/01/2023	267	274
6.146% due 07/01/2023	367	374
6.196% due 10/01/2023	222	227
6.200% due 12/15/2008	1,222	1,227
6.250% due 04/15/2023 - 12/15/2028 (g)	9,649	9,744
6.281% due 04/01/2025	314	319
6.400% due 10/15/2008 (c)	4	0
6.415% due 01/01/2024	90	93
6.461% due 06/01/2020	396	408
6.500% due 11/15/2008 - 09/15/2023 (c)(g)	189	12
6.500% due 04/01/2008 - 07/25/2043 (g)	527,489	536,906
6.556% due 02/01/2023	423	425
6.575% due 01/01/2019	2	2
6.885% due 05/01/2018	64	66
6.950% due 07/15/2021 - 08/15/2021 (g)	73	73
7.000% due 08/15/2008 - 09/15/2023 (c)(g)	205	15
7.000% due 12/01/2007 - 10/25/2043 (g)	80,080	82,187
7.250% due 01/01/2007 - 07/01/2010 (g)	2	1
7.500% due 02/01/2007 - 07/01/2032 (g)	28,808	29,780
7.645% due 05/01/2025	6,080	6,659
7.750% due 10/01/2011	1	1
8.000% due 07/01/2006 - 09/15/2024 (g)	8,411	8,584
8.250% due 08/01/2007 - 06/15/2022 (g)	412	411
8.500% due 02/01/2008 - 06/01/2030 (g)	4,545	4,601
8.750% due 04/01/2009 - 12/15/2020 (g)	185	185
8.900% due 11/15/2020	1,697	1,690
9.000% due 05/15/2022 (c)	10	2
9.000% due 04/01/2006 - 07/01/2030 g	1,023	1,126
9.250% due 10/01/2009 - 07/01/2017 (g)	5	5
9.500% due 09/01/2016 - 12/01/2022 (g)	1,031	1,043
9.750% due 11/01/2008 - 05/01/2009 (g)	2	2
10.000% due 11/01/2011 - 03/01/2021 (g)	119	128
10.100% due 09/01/2016	122	134
10.250% due 04/01/2009 - 07/01/2009 (g)	122	130
10.500% due 10/01/2017 - 01/01/2021 (g)	47	52
10.750% due 09/01/2009 - 12/01/2015 (g)	68	70
11.000% due 06/01/2011 - 05/01/2020 (g)	97	105
11.250% due 10/01/2009 - 09/01/2015 (g)	6	6
11.500% due 01/01/2018	8	8
12.500% due 12/01/2012	3	3
13.250% due 10/01/2013	62	68
14.000% due 04/01/2016	4	4
15.500% due 08/01/2011 - 11/01/2011 (g)	3	3
16.250% due 05/01/2011	1	1
1007.500% due 02/15/2022 (c)	0	1
Government National Mortgage Association
3.750% due 02/20/2032	3,863	3,847
4.125% due 02/20/2016	47	47
4.250% due 01/20/2028 - 03/20/2030 (g)	15,171	15,251
4.375% due 02/20/2017 - 05/20/2030 (g)	116,036	116,647
4.500% due 07/20/2028 - 07/15/2033 (g)	19,947	19,534
4.625% due 02/20/2018 - 03/20/2018 (g)	92	92
4.750% due 08/20/2020 - 09/20/2027 (g)	54,546	54,909
4.875% due 04/20/2023	47	47
5.000% due 11/20/2032 - 05/20/2033 (g)	1,467	1,468
5.125% due 12/20/2015 - 12/20/2029 (g)	50,196	50,579
5.151% due 06/16/2031 - 03/16/2032 (g)	381	383
5.176% due 06/20/2030	220	221
5.201% due 10/16/2030	1,789	1,802
5.251% due 02/16/2030 - 04/16/2032 (g)	5,780	5,838
5.276% due 09/20/2030	398	400
5.301% due 12/16/2025	207	209
5.351% due 02/16/2030	4,068	4,112
5.401% due 02/16/2030	1,941	1,965
5.500% due 10/15/2032 - 11/15/2033 (g)	150	148
5.650% due 10/15/2012	6	6
6.000% due 10/15/2008 - 12/15/2033 (g)	45,677	46,124
6.500% due 10/15/2008 - 07/15/2040 (g)	94,514	96,415
6.670% due 08/15/2040	931	947
6.750% due 06/20/2028 - 10/16/2040 (g)	42,606	45,712
7.000% due 11/15/2007 - 11/15/2040 (g)	17,631	18,181
7.250% due 07/16/2028	8	8
7.500% due 04/15/2007 - 01/15/2041 (g)	30,360	31,647
7.700% due 06/15/2031	6,608	6,997
7.750% due 08/20/2025	25	27
8.000% due 06/15/2006 - 09/15/2031 (g)	1,435	1,527
8.250% due 07/15/2006 - 04/15/2020 (g)	202	214
8.500% due 06/20/2006 - 04/15/2031 (g)	1,097	1,178
8.750% due 03/15/2007 - 07/15/2007 (g)	3	3
9.000% due 08/15/2008 - 08/15/2030 (g)	1,390	1,490
9.250% due 12/20/2016	3	3
9.500% due 11/15/2008 - 07/15/2025 (g)	924	1,008
10.000% due 11/15/2009 - 02/15/2025 (g)	829	913
10.250% due 02/20/2019	10	11
10.500% due 12/15/2015 - 09/15/2021 (g)	141	155
11.000% due 01/15/2010 - 04/20/2019 (g)	38	41
11.500% due 04/15/2013 - 10/15/2015 (g)	26	28
12.000% due 11/15/2012 - 05/15/2016 (g)	116	131
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	6	7
13.500% due 10/15/2012 - 09/15/2014 (g)	36	40
15.000% due 08/15/2011 - 11/15/2012 (g)	62	71

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
16.000% due 11/15/2011 - 05/15/2012 (g)	$65	$75
17.000% due 11/15/2011 - 12/15/2011 (g)	22	26
Small Business Administration
3.870% due 01/01/2014	1,790	1,706
4.340% due 03/01/2024	303	282
4.504% due 02/10/2014	154	147
4.524% due 02/10/2013	24,029	22,856
4.980% due 11/01/2023	11,900	11,575
5.130% due 09/01/2023	7,935	7,786
5.340% due 11/01/2021	10,878	10,885
6.030% due 02/01/2012	18,181	18,519
6.340% due 03/01/2021	18,651	19,305
6.344% due 08/10/2011	2,499	2,566
6.640% due 02/01/2011	6,117	6,322
6.700% due 12/01/2016	6,359	6,536
6.900% due 12/01/2020	5,817	6,117
6.950% due 11/01/2016	1,620	1,672
7.150% due 03/01/2017	2,896	3,006
7.190% due 12/01/2019	223	235
7.449% due 08/01/2010	21,106	22,196
7.452% due 09/01/2010	11,927	12,511
7.500% due 04/01/2017	1,794	1,872
7.540% due 08/10/2009	11,095	11,616
7.630% due 06/01/2020	9,604	10,266
7.640% due 03/10/2010	6,654	7,004
7.700% due 07/01/2016	223	233
8.017% due 02/10/2010	12,939	13,678

Total U.S. Government Agencies (Cost $54,672,846)		53,697,652

U.S. TREASURY OBLIGATIONS 1.9%

Treasury Inflation Protected Securities (e)
4.250% due 01/15/2010	1,308	1,406
2.375% due 01/15/2025	737,119	741,007
2.000% due 01/15/2026	724,449	686,755
3.625% due 04/15/2028	296,323	364,338
U.S. Treasury Notes
2.000% due 05/15/2006	1,250	1,247
3.375% due 02/15/2008	50	49
U.S. Treasury Strip
0.000% due 11/15/2016 (d)	500	295

Total U.S. Treasury Obligations (Cost $1,888,832)		1,795,097

MORTGAGE-BACKED SECURITIES 3.8%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	387	379
4.390% due 02/25/2045	170,497	165,979
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	13,284	13,723
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	117,900	116,049
Banc of America Funding Corp.
4.115% due 05/25/2035	190,877	184,873
Banc of America Mortgage Securities
6.634% due 07/25/2032	2,903	2,921
5.446% due 10/20/2032	190	190
6.500% due 02/25/2033	25,967	25,839
Bear Stearns Adjustable Rate Mortgage Trust
5.173% due 11/25/2030	21,436	21,434
6.784% due 06/25/2031	1,100	1,089
5.797% due 06/25/2032	55	55
5.925% due 06/25/2032	31	31
5.619% due 01/25/2033	19,168	19,056
5.346% due 02/25/2033	134	133
5.332% due 03/25/2033	11,107	11,018
5.385% due 03/25/2033	25,819	25,588
4.196% due 01/25/2034	121	120
4.678% due 01/25/2034	78	77
4.815% due 01/25/2034	34	34
4.799% due 11/25/2035	218,756	215,608
Bear Stearns Alt-A Trust
5.068% due 07/25/2034	340	340
4.995% due 01/25/2035	28,403	28,130
5.038% due 05/25/2035	11,145	11,150
5.415% due 05/25/2035	301,202	301,314
5.415% due 05/25/2035	307	304
Bear Stearns Commercial Mortgage Securities
5.910% due 05/14/2008	39	39
5.060% due 12/15/2010	22,407	22,287
7.000% due 05/20/2030	37,370	39,257
7.000% due 05/20/2030	10,650	11,614
3.688% due 11/11/2041	7,640	7,469
Bear Stearns Mortgage Securities, Inc.
5.299% due 06/25/2030	745	759
Capco America Securitization Corp.
5.860% due 12/15/2007	9	9
Citigroup Mortgage Loan Trust, Inc.
4.698% due 05/25/2035	159,564	155,901
4.700% due 12/25/2035	80,528	79,469
CMC Securities Corp.
7.250% due 11/25/2027	27	27
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	922	921
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009	73	76
Commercial Mortgage Asset Trust
6.975% due 04/17/2013	145	157
Commercial Mortgage Pass-Through Certificates
6.145% due 02/15/2008	367	367
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	7,725	7,704
5.168% due 09/25/2035	9,791	9,849
4.972% due 03/25/2036	8,800	8,799
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025	77,848	77,018
5.774% due 07/19/2031	66	67
3.864% due 10/19/2032	47	46
5.088% due 05/25/2034	8	7
5.108% due 04/25/2035	64,371	64,529
5.500% due 11/25/2035	10,353	7,365
CS First Boston Mortgage Securities Corp.
7.290% due 09/15/2009	334	351
6.000% due 02/25/2017	816	815
6.000% due 06/25/2017	89	89
4.969% due 11/15/2019	34,368	34,386
4.879% due 03/25/2032	1,601	1,610
5.148% due 03/25/2032	1,604	1,604
5.708% due 05/25/2032	23	23
5.822% due 05/25/2032	1,301	1,298
5.418% due 12/25/2032	1,258	1,259
7.500% due 12/25/2032	20	21
6.500% due 04/25/2033	7,672	7,678
3.006% due 03/15/2036	16,474	15,962
2.611% due 08/15/2036	3,788	3,680
Denver Arena Trust
6.940% due 11/15/2019	3,343	3,334
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	515	543
DLJ Mortgage Acceptance Corp.
3.844% due 08/01/2021 (m)	638	616
8.000% due 03/25/2022	14	14
6.406% due 03/25/2023	7	7
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	63	63
First Chicago
7.730% due 05/25/2008	177	177
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	2	2
First Nationwide Trust
6.750% due 08/21/2031	17,829	17,833
8.500% due 08/25/2031	3	3
First Republic Mortgage Loan Trust
5.138% due 06/25/2030	5,556	5,584
5.049% due 08/15/2032	389	389
Fund America Investors Corp.
5.627% due 06/25/2023	509	513
GE Capital Commercial Mortgage Corp
4.229% due 12/10/2037	35,436	34,460
GGP Mall Properties Trust
5.007% due 11/15/2011	29,861	29,836
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006	239	241
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (m)	2,687	2,605
Government Lease Trust
6.390% due 05/18/2007	5,823	5,848
4.000% due 05/18/2011	23,250	21,931
4.000% due 05/18/2011	12,500	11,791
6.480% due 05/18/2011	14,000	14,445
GS Mortgage Securities Corp.
8.950% due 08/20/2017	75	75
6.624% due 05/03/2018	55,900	59,233
6.044% due 08/15/2018	15,305	15,618
GSR Mortgage Loan Trust
6.000% due 03/25/2032	253	252
4.541% due 09/25/2035	137,140	134,080
4.547% due 09/25/2035	120,431	118,789
4.547% due 09/25/2035	16,649	16,515
GSRPM Mortgage Loan Trust
5.518% due 01/25/2032	5,839	5,904
Harborview Mortgage Loan Trust
5.126% due 01/19/2035	13,540	13,572
5.116% due 06/20/2035	6,330	6,344
5.016% due 03/19/2036	31,990	32,017
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	3,465	3,465
Indymac Adjustable Rate Mortgage Trust
6.568% due 08/25/2031	516	515
5.167% due 01/25/2032	883	881
Indymac ARM Trust
6.586% due 01/25/2032	2,818	2,820
Indymac Index Mortgage Loan Trust
5.206% due 01/25/2036	33,123	32,940
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	60	62
LB Mortgage Trust
8.411% due 01/20/2017	36,573	39,865
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	14,760	14,238
4.590% due 04/15/2030	6,056	5,971
Lehman XS Trust
4.910% due 04/25/2046	65,000	65,000
5.000% due 05/25/2046	42,000	42,000
MASTR Adjustable Rate Mortgages Trust
6.183% due 10/25/2032	7,487	7,472
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,723	2,647
MASTR Seasoned Securities Trust
6.201% due 09/25/2017	37,146	37,394
6.500% due 08/25/2032	73,055	73,717
Mellon Residential Funding Corp.
5.977% due 01/25/2029	2,367	2,379
4.354% due 07/25/2029	5,644	5,658
5.266% due 10/20/2029	22,719	22,935
4.989% due 06/15/2030	152	152
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034	32,550	32,390
MLCC Mortgage Investors, Inc.
5.129% due 03/15/2025	597	600
4.813% due 09/15/2026	4,714	4,717
5.148% due 06/25/2028	12,222	12,264
Morgan Stanley Capital
6.170% due 10/03/2008	1,405	1,434
6.160% due 04/03/2009	5,672	5,735

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Nationslink Funding Corp.
5.048% due 04/10/2007	$3,410	$3,418
6.888% due 05/10/2007	420	425
6.654% due 11/10/2030	4,520	4,524
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	4,592	4,707
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	78	79
Paine Webber CMO Trust
1359.500% due 08/01/2019 (c)	0	5
PNC Mortgage Acceptance Corp.
7.050% due 10/12/2033	13,598	13,777
Prime Mortgage Trust
5.218% due 02/25/2034	23,796	23,874
5.218% due 02/25/2034	5,725	5,736
Prudential Home Mortgage Securities
7.400% due 11/25/2007	12	12
7.500% due 03/25/2008	319	319
Prudential-Bache CMO Trust
8.400% due 03/20/2021	904	904
RAAC Series
5.000% due 09/25/2034	18,553	18,290
Regal Trust IV
4.796% due 09/29/2031	2,492	2,478
Resecuritization Mortgage Trust
5.068% due 04/26/2021	2	2
Residential Asset Mortgage Products, Inc.
4.988% due 07/25/2024	19,189	19,210
Residential Asset Securitization Trust
5.268% due 04/25/2033	1,641	1,642
Residential Funding Mortgage Security
6.500% due 03/25/2032	1,240	1,241
Salomon Brothers Mortgage Securities
5.871% due 11/25/2022	16	16
5.614% due 10/25/2023	17	17
5.318% due 11/25/2024	335	335
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	389	389
Sears Mortgage Securities
12.000% due 02/25/2014	120	120
Securitized Asset Sales, Inc.
6.742% due 06/25/2023	49	50
6.212% due 11/26/2023	186	186
Sequoia Mortgage Trust
5.126% due 10/19/2026	864	867
5.116% due 06/20/2032	653	654
5.126% due 07/20/2033	602	606
4.082% due 04/20/2035	65,900	63,876
Structured Adjustable Rate Mortgage Loan Trust
4.938% due 03/25/2035	485	485
4.918% due 04/25/2035	2,194	2,194
5.450% due 01/25/2036	21,747	21,741
Structured Asset Mortgage Investments, Inc.
5.683% due 05/25/2022	3,279	3,207
6.072% due 04/30/2030	2	2
6.114% due 04/25/2032	426	426
5.106% due 09/19/2032	39,240	39,303
5.128% due 12/25/2035	14,946	14,979
Structured Asset Securities Corp.
8.750% due 05/20/2016	4,187	4,187
6.250% due 01/25/2032	13,546	13,516
6.070% due 02/25/2032	4,447	4,434
5.828% due 05/25/2032	559	561
6.150% due 07/25/2032	8,387	8,523
5.450% due 03/25/2033	20,366	19,679
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	43	42
Superannuation Members Home Loans Global Fund
5.165% due 06/15/2026	344	344
Torrens Trust
5.009% due 07/15/2031	5,524	5,528
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,039
6.800% due 01/25/2028	5,764	5,787
Vendee Mortgage Trust
0.442% due 06/15/2023 (c)	34,525	474
6.500% due 09/15/2024	26,916	27,305
6.819% due 01/15/2030	3,702	3,789
Wachovia Bank Commercial Mortgage Trust
4.061% due 10/15/2041	9,865	9,645
Washington Mutual MSC Mortgage Pass-Through Certificates
5.388% due 02/25/2033	84	83
6.245% due 05/25/2033	1,227	1,226
Washington Mutual, Inc.
5.088% due 12/25/2027	2,433	2,432
5.138% due 12/25/2027	45,448	45,511
4.816% due 10/25/2032	9	9
5.129% due 10/25/2032	18,388	18,286
4.597% due 02/27/2034	124	122
5.151% due 06/25/2042	7,329	7,373
5.108% due 10/25/2045	111,699	112,295
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035	500	486
4.320% due 07/25/2035	49,635	47,798
4.950% due 03/25/2036	306,110	303,276
5.164% due 03/25/2036	11,695	11,611

Total Mortgage-Backed Securities (Cost $3,614,575)		3,586,288

ASSET-BACKED SECURITIES 4.3%

AAA Trust
4.918% due 04/25/2035	107,176	107,373
Aames Mortgage Investment Trust
4.938% due 10/25/2035	44,218	44,257
Accredited Mortgage Loan Trust
4.918% due 04/25/2035	1,196	1,196
ACE Securities Corp.
4.908% due 06/25/2035	2,722	2,724
4.888% due 12/25/2035	32,309	32,332
4.968% due 12/25/2035	30,906	30,925
4.898% due 02/25/2036	30,836	30,855
Advanta Mortgage Loan Trust
5.193% due 11/25/2029	495	496
8.250% due 08/25/2030	5,704	5,777
Aegis Asset-Backed Securities Trust
5.018% due 09/25/2034	22,637	22,651
5.020% due 10/25/2034	43,638	43,690
4.968% due 03/25/2035	3,182	3,184
American Express Credit Account Master Trust
5.129% due 11/17/2008	18,000	18,011
Ameriquest Mortgage Securities, Inc.
5.638% due 10/25/2031	1,680	1,682
5.248% due 10/25/2033	304	304
4.928% due 10/25/2035	9,884	9,892
4.898% due 01/25/2036	4,496	4,499
Amortizing Residential Collateral Trust
5.088% due 06/25/2032	676	677
Argent Securities, Inc.
4.938% due 10/25/2035	23,102	23,119
4.958% due 12/25/2035	18,743	18,757
4.898% due 03/25/2036	39,307	39,332
4.898% due 03/25/2036	51,020	51,056
4.822% due 05/25/2036	27,200	27,217
Asset-Backed Securities Corp. Home Equity
4.898% due 03/25/2035	2,082	2,083
4.928% due 11/25/2035	65,565	65,615
4.879% due 04/25/2036	17,200	17,200
BA Master Credit Card Trust
4.869% due 06/15/2008	22,818	22,835
Bank One Issuance Trust
4.799% due 02/17/2009	53,900	53,939
Bear Stearns Asset-Backed Securities, Inc.
5.068% due 02/25/2030	1,976	1,978
5.028% due 07/25/2031	26,091	26,116
5.028% due 09/25/2031	13,536	13,549
5.148% due 10/25/2032	7,923	7,938
5.218% due 10/25/2032	4,401	4,422
4.898% due 11/25/2035	20,065	20,065
4.988% due 12/25/2042	13,062	13,072
5.214% due 06/25/2043	7,072	7,038
Brazos Student Finance Corp.
5.620% due 06/01/2023	10,577	10,660
Capital Auto Receivables Asset Trust
4.839% due 04/16/2007	23,036	23,055
Capital One Multi-Asset Execution Trust
4.320% due 04/15/2009	12,200	12,184
Carrington Mortgage Loan Trust
4.898% due 06/25/2035	39,434	39,460
4.938% due 09/25/2035	57,730	57,773
Cendant Mortgage Corp.
6.000% due 10/21/2033	6,591	6,591
Centex Home Equity
4.908% due 06/25/2035	5,291	5,295
Chase Credit Card Master Trust
4.869% due 09/15/2008	4,175	4,178
4.879% due 03/16/2009	13,215	13,235
Chase Funding Mortgage Loan Asset-Backed Certificates
5.138% due 08/25/2032	4,908	4,914
Citigroup Mortgage Loan Trust, Inc.
4.928% due 09/25/2035	29,248	29,269
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025	37	37
Community Program Loan Trust
4.500% due 10/01/2018	11,230	11,005
4.500% due 04/01/2029	26,000	23,632
Conseco Finance
5.119% due 10/15/2031	2,204	2,205
5.199% due 05/15/2032	145	145
Countrywide Asset-Backed Certificates
5.198% due 03/25/2033	14,551	14,587
4.978% due 08/25/2033	44,184	44,205
4.968% due 05/25/2035	2,152	2,153
4.898% due 06/25/2035	86,305	86,344
4.968% due 06/25/2035	30,244	30,264
4.918% due 07/25/2035	6,813	6,818
4.908% due 08/25/2035	1,225	1,226
4.938% due 11/25/2035	12,857	12,865
4.888% due 02/25/2036	26,566	26,585
4.888% due 02/25/2036	32,743	32,767
4.948% due 02/25/2036	24,656	24,667
4.978% due 02/25/2036	12,684	12,693
4.710% due 03/25/2036	18,727	18,724
4.821% due 03/25/2036	42,000	42,033
4.888% due 04/25/2036	22,373	22,387
Credit-Based Asset Servicing & Securitization
5.138% due 02/25/2030	3,622	3,644
5.368% due 04/25/2032	1,037	1,041
5.138% due 06/25/2032	1,558	1,559
4.928% due 08/25/2035	3,252	3,254
CS First Boston Mortgage Securities Corp.
5.168% due 07/25/2032	2,106	2,110
5.188% due 08/25/2032	1,969	1,974
Delta Funding Home Equity Loan Trust
5.159% due 09/15/2029	371	372
Discover Card Master Trust I
5.124% due 10/16/2013	400	406
Equity One ABS, Inc.
5.098% due 11/25/2032	51	51
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	8	8
First Alliance Mortgage Loan Trust
5.101% due 01/25/2025	40	40
5.536% due 03/20/2031	2,713	2,715
First Franklin Mortgage Loan Asset-Backed Certificates
4.898% due 04/25/2034	6,178	6,182
4.888% due 03/25/2035	17,757	17,770
4.898% due 04/25/2035	19,391	19,405
4.908% due 01/25/2036	54,245	54,283
First Investors Auto Owner Trust
4.568% due 01/16/2007	8,819	8,813
First NLC Trust
4.928% due 09/25/2035	10,930	10,937

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
FMAC Loan Receivables Trust
7.900% due 04/15/2019		$20	$18
6.500% due 09/15/2020		80	61
Ford Credit Auto Owner Trust
4.799% due 01/15/2007		52	52
Fremont Home Loan Trust
4.918% due 06/25/2035		233	234
4.928% due 06/25/2035		13,684	13,692
4.938% due 07/25/2035		26,789	26,806
4.918% due 11/25/2035		23,679	23,697
Green Tree Financial Corp.
6.240% due 11/01/2016		51	50
6.870% due 02/01/2030		1,140	1,136
6.480% due 12/01/2030		55	55
6.160% due 02/01/2031		6,777	6,793
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	114
GSAMP Trust
4.918% due 03/25/2035		2,771	2,773
4.908% due 11/25/2035		8,063	8,068
4.664% due 02/25/2036		24,063	24,078
4.891% due 04/25/2036		49,100	49,123
Home Equity Asset Trust
5.118% due 11/25/2032		154	154
4.918% due 07/25/2035		6,434	6,437
4.928% due 02/25/2036		48,739	48,780
4.898% due 05/25/2036		58,627	58,618
Home Equity Mortgage Trust
4.695% due 05/25/2036		18,682	18,694
Honda Auto Receivables Owner Trust
5.100% due 09/18/2008		15,200	15,193
Household Mortgage Loan Trust
5.076% due 05/20/2032		18,609	18,623
HSI Asset Securitization Corp. Trust
4.898% due 12/25/2035		22,042	22,056
IMC Home Equity Loan Trust
7.500% due 04/25/2026		109	109
6.978% due 07/25/2026		103	103
7.520% due 08/20/2028		32	32
7.310% due 11/20/2028		57	57
Indymac Home Equity Loan Asset-Backed Trust
5.398% due 07/25/2030		93	93
Indymac Residential Asset-Backed Trust
4.928% due 10/25/2035		82,878	82,944
4.908% due 03/25/2036		64,489	64,523
IXIS Real Estate Capital Trust
4.968% due 09/25/2035		15,000	15,008
JP Morgan Mortgage Acquisition Corp.
4.938% due 09/25/2035		22,590	22,609
4.790% due 02/25/2036		17,700	17,717
Long Beach Mortgage Loan Trust
4.938% due 09/25/2035		3,555	3,558
4.898% due 02/25/2036		21,888	21,902
4.740% due 03/25/2036		39,300	39,294
MASTR Asset-Backed Securities Trust
4.928% due 11/25/2035		89,538	89,599
4.661% due 12/25/2035		17,009	17,019
4.651% due 01/25/2036		49,327	49,362
4.661% due 01/25/2036		16,768	16,778
MBNA Credit Card Master Note Trust
5.249% due 03/15/2010		65,000	65,415
Merrill Lynch Mortgage Investors, Inc.
4.908% due 12/25/2035		10,355	10,361
4.850% due 02/25/2037		27,312	27,308
4.880% due 03/25/2037		34,600	34,622
Metris Master Trust
5.096% due 11/20/2009		17,900	17,918
5.166% due 10/20/2010		12,700	12,730
Mid-State Trust
8.330% due 04/01/2030		28,968	30,328
7.340% due 07/01/2035		1,215	1,256
6.340% due 10/15/2036		27,138	27,268
7.791% due 03/15/2038		4,974	5,313
Morgan Stanley ABS Capital I
4.889% due 03/25/2036		47,000	47,000
Morgan Stanley Asset-Backed Capital
5.158% due 08/25/2033		13	14
Morgan Stanley Capital I
4.822% due 03/25/2036		43,400	43,427
Morgan Stanley Dean Witter Capital
5.148% due 07/25/2032		233	236
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		5,585	5,680
Nelnet Student Loan Trust
4.915% due 06/22/2011		292	292
4.750% due 08/23/2011		29,300	29,323
4.713% due 07/25/2016		8,900	8,920
New Century Home Equity Loan Trust
7.540% due 06/25/2029		6	6
7.320% due 07/25/2029		2	2
4.988% due 05/25/2034		2,439	2,441
5.068% due 08/25/2034		1,395	1,396
4.928% due 03/25/2035		4,581	4,584
4.878% due 05/25/2036		22,800	22,800
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008		8,100	8,069
Nomura Asset Acceptance Corp.
4.958% due 01/25/2036		26,867	26,876
Novastar Home Equity Loan
5.093% due 04/25/2028		110	110
NPF XII, Inc.
6.240% due 11/01/2024 (b)		49,000	3,038
Park Place Securities, Inc.
4.898% due 06/25/2035		18,163	18,173
4.928% due 08/25/2035		6,133	6,138
Popular ABS Mortgage Pass-Through Trust
4.928% due 08/25/2035		11,417	11,426
4.928% due 09/25/2035		6,430	6,433
Quest Trust
5.248% due 08/25/2011		8,278	8,299
5.378% due 06/25/2034		2,503	2,510
Renaissance Home Equity Loan Trust
5.168% due 08/25/2032		2,433	2,443
5.178% due 11/25/2034		453	455
5.018% due 02/25/2035		1,519	1,519
Residential Asset Mortgage Products, Inc.
4.898% due 12/25/2007		25,025	25,040
4.958% due 05/25/2024		1,460	1,461
4.928% due 01/25/2025		15,518	15,529
4.958% due 02/25/2026		5,847	5,852
4.958% due 05/25/2026		3	3
4.988% due 05/25/2027		7,065	7,070
4.948% due 06/25/2027		8,710	8,718
5.058% due 09/25/2031		31,419	31,463
5.118% due 01/25/2034		19,284	19,309
4.918% due 12/25/2034		23,256	23,275
4.948% due 01/25/2035		5,113	5,117
4.928% due 02/25/2035		2,876	2,879
Residential Asset Securities Corp.
4.898% due 10/27/2024		56,664	56,699
4.918% due 03/25/2025		2,867	2,870
4.918% due 09/25/2025		2,492	2,494
4.918% due 05/25/2027		52,616	52,658
4.854% due 06/25/2027		36,000	36,028
4.918% due 10/25/2028		25,351	25,370
4.651% due 03/25/2036		14,017	14,015
Residential Mortgage Loan Trust
6.125% due 09/25/2029		43	43
SACO I, Inc.
4.928% due 10/25/2033		20,857	20,870
4.918% due 11/25/2033		19,455	19,463
4.898% due 01/25/2034		11,827	11,827
Salomon Brothers Mortgage Securities
5.098% due 09/25/2028		2,813	2,818
5.118% due 03/25/2032		1,827	1,833
Saxon Asset Securities Trust
5.078% due 11/25/2033		545	546
4.978% due 08/25/2035		5,654	5,658
Securitized Asset Backed Receivables LLC Trust
4.888% due 10/25/2035		12,576	12,585
SLM Student Loan Trust
5.360% due 10/25/2010		59	59
4.593% due 01/25/2012		61,197	61,235
4.783% due 07/25/2012		19,661	19,694
4.593% due 01/25/2013		53,195	53,227
4.633% due 01/25/2013		11,367	11,371
4.712% due 01/25/2013		31,500	31,522
4.653% due 04/25/2014		11,160	11,173
4.723% due 07/25/2014		18,897	18,949
Soundview Home Equity Loan Trust
4.988% due 04/25/2035		35,993	36,023
4.190% due 05/25/2035		34,432	34,453
4.978% due 07/25/2035		10,000	10,007
4.888% due 02/25/2036		57,515	57,556
4.768% due 03/25/2036		14,100	14,100
4.910% due 04/25/2036		15,200	15,205
4.890% due 05/25/2036		43,600	43,627
Specialty Underwriting & Residential Finance
5.148% due 06/25/2034		1	1
4.968% due 10/25/2035		1,445	1,446
4.650% due 12/25/2036		39,183	39,207
Standard Credit Card Master Trust
7.500% due 04/07/2008		13,100	13,111
Structured Asset Investment Loan Trust
4.968% due 10/25/2013		138	139
5.168% due 04/25/2033		2,194	2,198
Structured Asset Securities Corp.
5.108% due 02/25/2032		6,683	6,712
5.018% due 10/25/2034		9,847	9,857
4.908% due 02/25/2035		3,837	3,840
4.938% due 03/25/2035		3,784	3,787
4.938% due 03/25/2035		34,352	34,381
4.900% due 04/25/2035		52,239	50,735
4.918% due 06/25/2035		12,819	12,828
4.850% due 02/25/2036		22,300	22,317
Susquehanna Auto Lease Trust
4.991% due 04/16/2007		11,300	11,307
Terwin Mortgage Trust
4.938% due 07/25/2035		12,663	12,673
4.968% due 04/25/2036		6,508	6,513
Toyota Auto Receivables Owner Trust
4.779% due 08/15/2007		1,023	1,023
USAA Auto Owner Trust
5.030% due 11/17/2007		16,700	16,692
Wachovia Mortgage Loan Trust LLC
4.928% due 10/25/2035		36,411	36,440
Washington Mutual Bank
4.891% due 05/25/2036		20,104	20,113
Wells Fargo Home Equity Trust
4.988% due 09/25/2034		5,001	5,005
WFS Financial Owner Trust
3.590% due 10/19/2009		29,485	29,084
WMC Mortgage Loan Pass-Through Certificates
5.649% due 10/15/2029		4,989	4,994
5.429% due 05/15/2030		4,629	4,633

Total Asset-Backed Securities (Cost $4,026,136)			3,991,247

SOVEREIGN ISSUES 1.0%

Brazilian Government International Bond
5.188% due 04/15/2006		19,020	18,854
5.250% due 04/15/2009		50,441	50,456
10.710% due 06/29/2009		2,900	3,368
5.250% due 04/15/2012		29,889	29,949
10.500% due 07/14/2014		9,800	12,225
8.000% due 01/15/2018		184,321	200,173
8.875% due 10/14/2019		24,900	28,822
China Development Bank
5.000% due 10/15/2015		29,300	27,865
Colombia Government International Bond
10.750% due 01/15/2013		90	112
Hong Kong Government International Bond
5.125% due 08/01/2014		150	147
Hydro Quebec
5.125% due 09/29/2049		5,600	5,276
Korea Development Bank
7.250% due 05/15/2006		50	50
4.750% due 07/20/2009		200	196
5.001% due 10/20/2009		100	101
Korea Highway Corp.
5.125% due 05/20/2015		100	95
Mexico Government International Bond
10.375% due 02/17/2009		310	349
7.500% due 01/14/2012		1	1
6.375% due 01/16/2013		1	1
8.125% due 12/30/2019		1,100	1,295
8.000% due 09/24/2022		10,460	12,254
8.300% due 08/15/2031		38,180	46,236
Panama Government International Bond
9.625% due 02/08/2011		12,600	14,584
9.375% due 07/23/2012		49,060	57,155
8.875% due 09/30/2027		29,750	36,295
6.700% due 01/26/2036		58,230	58,405
Peru Government International Bond
9.125% due 01/15/2008		4,830	5,096
9.125% due 02/21/2012		65,175	73,974
9.875% due 02/06/2015		4,200	4,977
5.000% due 03/07/2017		10,670	10,110
5.000% due 03/07/2017		10,863	10,374
Russia Government International Bond
5.000% due 03/31/2030		133,635	146,941
South Africa Government International Bond
6.500% due 06/02/2014		27,000	28,451
Ukraine Government International Bond
6.875% due 03/04/2011		8,000	8,104

	Shares

United Mexican States Value Recovery Rights
0.000% due 06/30/2006		2,000,000	28
0.000% due 06/30/2007		2,000,000	51

Total Sovereign Issues (Cost $821,293)			892,370

	Principal Amount (000s)

FOREIGN CURRENCY-DENOMINATED ISSUES (o) 0.8%

Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	2,300	3,092
Canadian Government Bond
3.000% due 06/01/2006	C$	791	676
El Paso Corp.
7.125% due 05/06/2009	EC	63,300	81,217
Ford Motor Credit Co.
5.625% due 06/06/2006		5,000	6,069
6.750% due 01/14/2008		8,000	9,580
5.250% due 06/16/2008		15,000	8,793
French Treasury Note
4.500% due 07/12/2006		298,500	363,269
Gaz Capital
5.875% due 06/01/2015		20,000	25,503
General Motors Acceptance Corp.
4.375% due 09/26/2006		3,000	3,612
HBOS PLC
4.875% due 03/29/2049		14,090	17,653
Italy Buoni Poliennali Del Tesoro
1.650% due 09/15/2008		39,411	48,400
JSG Holding PLC
5.216% due 11/29/2013		4,217	5,179
5.471% due 11/29/2013		7,915	9,723
5.876% due 11/29/2014		1,789	2,200
5.886% due 11/29/2014		1,346	1,654
5.917% due 11/29/2014		1,193	1,467
5.966% due 11/29/2014		2,319	2,856
5.971% due 11/29/2014		4,353	5,361
JSG Packaging
5.376% due 11/29/2013		3,253	4,000
5.386% due 11/29/2013		2,446	3,009
5.417% due 11/29/2013		2,169	2,667
KBC Bank Funding Trust I
8.220% due 11/29/2049		5,000	6,897

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Lloyds TSB Capital
7.375% due 02/07/2049		$26,000	$36,531
Mexico Government International Bond
6.750% due 06/06/2006	JY	2,000,000	17,198
New Zealand Government Bond
4.500% due 02/15/2016	N$	81,500	68,094
Poland Government Bond
5.750% due 03/24/2010	PZ	54,490	17,437
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	89

Total Foreign Currency-Denominated Issues (Cost $688,618)			752,226

	Notional Amount (000s)

PURCHASED CALL OPTIONS (o) 0.0%

2-Year Interest Rate Swap (OTC) Receive 6-Month BP-LIBOR Floating Rate Index
Strike @ 4.650% Exp. 06/12/2006	BP	461,000	317
2-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 04/04/2006		$2,300,000	23
Strike @ 4.500% Exp. 04/06/2006		1,588,100	0
Strike @ 4.750% Exp. 05/02/2006		3,374,000	7
Strike @ 4.500% Exp. 08/07/2006		2,345,000	159
Strike @ 4.750% Exp. 08/07/2006		3,988,000	1,340
Strike @ 4.750% Exp. 08/08/2006		1,174,000	400
Strike @ 4.500% Exp. 10/04/2006		1,295,300	291
Strike @ 4.250% Exp. 10/11/2006		1,768,000	111
Strike @ 4.250% Exp. 10/12/2006		1,567,000	100
Strike @ 4.500% Exp. 10/18/2006		3,050,000	857
Strike @ 4.250% Exp. 10/19/2006		507,000	38
Strike @ 4.250% Exp. 10/24/2006		912,000	75
Strike @ 4.250% Exp. 10/25/2006		2,320,000	193
Strike @ 4.800% Exp. 12/22/2006		2,674,000	4,180
Strike @ 5.000% Exp. 03/08/2007		4,222,000	14,718
30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index
Strike @ 4.500% Exp. 06/02/2006		435,700	0

	# of Contracts

U.S. Treasury 30-Year Bonds June Futures (CBOT)
Strike @ $114.000 Exp. 05/26/2006		2,000	156
Strike @ $115.000 Exp. 05/26/2006		2,000	62

Total Purchased Call Options (Cost $140,783)			23,027

PURCHASED PUT OPTIONS 0.1%

90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		25,205	157
Strike @ $92.000 Exp. 12/18/2006		63,487	397
Strike @ $92.250 Exp. 12/18/2006		18,522	116
Strike @ $92.500 Exp. 12/18/2006		19,845	124
90-Day Eurodollar June Futures (CME)
Strike @ $93.000 Exp. 06/19/2006		51,367	321
Strike @ $93.250 Exp. 06/19/2006		15,000	94
Strike @ $93.500 Exp. 06/19/2006		5,500	34
Strike @ $94.000 Exp. 06/19/2006		25,879	162
90-Day Eurodollar March Futures (CME)
Strike @ $92.000 Exp. 03/19/2007		60,429	378
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006		27,983	175
Strike @ $92.750 Exp. 09/18/2006		6,300	39
Strike @ $93.000 Exp. 09/18/2006		10,733	67

	Notional Amount (000s)

U.S. dollar versus Japanese Yen (OTC)
Strike @ JY126.500 Exp. 05/09/2006		$1,215,000	96,854
Strike @ JY115.000 Exp. 05/18/2006		95,600	634
Strike @ JY115.000 Exp. 05/26/2006		456,300	3,659
Strike @ JY116.000 Exp. 05/26/2006		200,800	2,009

Total Purchased Put Options (Cost $115,852)			105,220

	Shares

PREFERRED SECURITY 0.0%

TECO Energy, Inc.
5.934% due 01/15/2007		1,600,000	40,375

Total Preferred Security (Cost $40,566)			40,375

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (o) 32.9%

Certificates of Deposit 3.6%

Barclays Bank PLC
4.485% due 01/29/2007		$556,970	556,884
Citibank New York N.A.
4.575% due 04/25/2006		94,000	94,000
4.615% due 04/27/2006		150,000	150,000
4.720% due 05/22/2006		45,100	45,100
4.730% due 05/22/2006		150,000	150,000
4.750% due 05/23/2006		405,000	405,000
4.720% due 06/07/2006		350,000	350,000
4.720% due 06/13/2006		16,000	16,000
4.860% due 06/13/2006		200,000	200,000
4.910% due 06/23/2006		260,000	260,000
Societe Generale N.A.
4.500% due 04/10/2006		130,000	130,000
Unicredito Italiano SpA
4.745% due 05/23/2006		123,000	123,000
4.860% due 06/13/2006		500,000	500,000
4.882% due 06/16/2006		355,000	355,000

			3,334,984

Commercial Paper 22.0%

ABN AMRO North America
4.480% due 04/20/2006		119,700	119,447
Anz (Delaware), Inc.
4.420% due 04/05/2006		142,300	142,265
4.480% due 04/19/2006		118,000	117,765
4.625% due 05/15/2006		33,600	33,419
4.645% due 05/16/2006		50,530	50,250
ANZ National (Int’l) Ltd.
4.510% due 04/24/2006		150,000	149,605
4.860% due 07/10/2006		570	562
ASB Bank Ltd.
4.420% due 04/04/2006		20,800	20,797
4.580% due 04/07/2006		13,000	12,993
4.490% due 04/18/2006		125,000	124,766
4.570% due 04/20/2006		19,700	19,657
4.600% due 04/28/2006		30,950	30,851
4.650% due 05/05/2006		24,200	24,100
4.620% due 05/08/2006		2,600	2,588
4.650% due 05/10/2006		300	299
4.500% due 05/31/2006		38,330	38,052
4.725% due 06/02/2006		40,200	39,861
4.875% due 06/30/2006		862	851
Bank of America Corp.
4.450% due 04/12/2006		316,400	316,048
4.415% due 04/13/2006		200,000	199,755
4.605% due 05/10/2006		219,000	217,963
4.655% due 05/17/2006		202,400	201,248
4.685% due 05/24/2006		180,400	179,203
4.760% due 06/06/2006		350,000	346,860
4.815% due 06/19/2006		167,000	165,203
Bank of Ireland
4.500% due 04/20/2006		67,700	67,556
4.550% due 04/26/2006		50,000	49,855
4.680% due 05/23/2006		700	695
4.675% due 05/24/2006		325,000	322,848
4.775% due 06/09/2006		27,400	27,143
Barclays U.S. Funding Corp.
4.460% due 04/11/2006		4,200	4,196
4.500% due 04/17/2006		36,400	36,336
4.500% due 04/18/2006		186,100	185,751
4.645% due 05/15/2006		4,500	4,476
4.675% due 05/22/2006		14,800	14,706
4.840% due 06/27/2006		36,400	35,968
BNP Paribas Finance
4.810% due 04/03/2006		1,000,000	1,000,000
4.420% due 04/04/2006		26,800	26,797
4.430% due 04/20/2006		18,600	18,561
4.472% due 05/09/2006		300,000	298,658
4.480% due 05/10/2006		18,800	18,713
4.800% due 07/13/2006		1,900	1,873
4.830% due 07/17/2006		130,500	128,592
Caisse d’Amortissement de la Dette Sociale
4.540% due 05/24/2006		41,500	41,233
4.595% due 05/30/2006		191,000	189,610
4.800% due 06/14/2006		109,300	108,199
CBA (de) Finance
4.440% due 04/10/2006		127,900	127,790
4.740% due 04/28/2006		31,725	31,621
4.660% due 05/22/2006		32,200	31,996
4.760% due 05/22/2006		32,400	32,190
4.720% due 06/05/2006		54,000	53,523
4.780% due 06/14/2006		36,100	35,736
4.810% due 06/20/2006		4,900	4,847
4.820% due 06/30/2006		55,600	54,917
Citigroup Funding, Inc.
4.575% due 04/24/2006		125,000	125,000
Cox Communications, Inc.
4.720% due 07/17/2006		117,700	117,700
4.990% due 09/15/2006		85,000	85,000
Danske Corp.
4.415% due 04/06/2006		195,000	194,928
4.420% due 04/06/2006		1,600	1,599
4.480% due 04/06/2006		21,100	21,092
4.490% due 04/24/2006		11,800	11,769
4.510% due 04/26/2006		32,100	32,008
4.760% due 05/03/2006		55,400	55,180
4.660% due 05/22/2006		16,900	16,793
4.670% due 05/24/2006		124,000	123,180
4.700% due 06/01/2006		33,500	33,242
4.760% due 06/01/2006		1,400	1,389
4.710% due 06/02/2006		14,300	14,179
4.720% due 06/06/2006		134,000	132,798
4.740% due 06/08/2006		17,300	17,140
4.830% due 06/26/2006		27,500	27,177
4.870% due 07/13/2006		9,700	9,564

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
Dexia Delaware LLC
4.425% due 04/04/2006	$30,400	$30,396
4.580% due 04/04/2006	300	300
4.430% due 04/06/2006	209,200	209,123
4.415% due 04/13/2006	12,700	12,684
4.480% due 04/18/2006	157,400	157,106
4.550% due 04/26/2006	68,543	68,344
4.795% due 06/15/2006	372,600	368,796
4.840% due 06/22/2006	73,700	72,876
4.840% due 06/27/2006	10,200	10,079
4.850% due 06/27/2006	210,390	207,893
DnB NORBank ASA
4.425% due 04/05/2006	29,700	29,693
4.735% due 04/24/2006	200	199
4.710% due 06/01/2006	13,200	13,098
4.780% due 06/08/2006	1,263	1,251
4.750% due 06/12/2006	15,700	15,546
European Investment Bank
4.470% due 04/19/2006	29,000	28,942
Fannie Mae
4.316% due 04/03/2006	316,100	316,100
4.331% due 04/05/2006	87,501	87,480
4.334% due 04/05/2006	184	184
4.340% due 04/05/2006	13,090	13,087
4.365% due 04/12/2006	3,200	3,197
4.368% due 04/12/2006	7,550	7,542
4.370% due 04/12/2006	7,700	7,691
4.349% due 04/19/2006	95,036	94,850
4.435% due 04/26/2006	99,400	99,118
4.437% due 04/26/2006	119,557	119,217
4.495% due 05/03/2006	29,000	28,891
4.388% due 05/10/2006	14,200	14,132
4.340% due 05/24/2006	3,900	3,876
4.355% due 05/31/2006	73,725	73,208
4.643% due 06/07/2006	19,189	19,014
4.683% due 06/21/2006	9,378	9,274
4.735% due 06/21/2006	52,600	52,019
4.678% due 06/28/2006	7,400	7,311
4.680% due 06/28/2006	2,100	2,075
4.470% due 07/19/2006	21,168	20,853
Federal Home Loan Bank
4.630% due 04/03/2006	1,300	1,300
4.540% due 04/12/2006	5,000	4,994
4.640% due 04/17/2006	800	799
4.623% due 04/19/2006	5,242	5,231
4.628% due 04/19/2006	6,000	5,988
4.434% due 04/26/2006	23,600	23,530
4.438% due 04/26/2006	200,000	199,433
4.461% due 04/28/2006	34,717	34,608
4.499% due 04/28/2006	54,700	54,523
4.690% due 05/26/2006	500	497
4.665% due 06/09/2006	64,699	64,091
4.730% due 06/21/2006	1,700	1,681
ForeningsSparbanken AB
4.400% due 04/10/2006	267,900	267,671
4.480% due 04/20/2006	9,500	9,480
4.795% due 06/15/2006	2,400	2,375
4.860% due 07/05/2006	20,500	20,234
4.890% due 08/24/2006	379	371
Fortis Funding LLC
4.630% due 04/10/2006	20,000	19,982
Freddie Mac
4.650% due 04/03/2006	2,667,100	2,667,100
4.330% due 04/04/2006	6,063	6,062
4.335% due 04/04/2006	702	702
4.340% due 04/10/2006	11,097	11,088
4.360% due 04/11/2006	47,137	47,091
4.337% due 04/13/2006	6,000	5,993
4.390% due 04/18/2006	26,900	26,851
4.391% due 04/18/2006	2,177	2,173
4.225% due 04/25/2006	83,300	83,085
4.480% due 04/28/2006	11,400	11,365
4.345% due 05/08/2006	13,099	13,044
4.650% due 05/30/2006	4,000	3,971
4.640% due 06/06/2006	56,900	56,390
4.678% due 06/13/2006	7,700	7,623
4.410% due 06/19/2006	2,600	2,572
4.750% due 06/27/2006	55,926	55,262
4.785% due 09/12/2006	9,436	9,223
4.875% due 09/26/2006	53,550	52,239
General Electric Capital Corp.
4.600% due 05/09/2006	14,400	14,334
HBOS Treasury Services PLC
4.435% due 04/06/2006	41,000	40,985
4.500% due 04/18/2006	67,000	66,874
4.700% due 04/20/2006	14,126	14,095
4.610% due 05/09/2006	5,400	5,375
4.650% due 05/17/2006	34,100	33,906
4.660% due 05/17/2006	6,000	5,966
4.670% due 05/18/2006	13,000	12,924
4.670% due 05/24/2006	18,200	18,080
4.710% due 06/01/2006	92,600	91,885
4.715% due 06/02/2006	45,200	44,819
4.780% due 06/09/2006	2,820	2,794
4.795% due 06/14/2006	45,900	45,438
4.795% due 06/15/2006	3,900	3,860
4.810% due 06/15/2006	83,000	82,153
4.800% due 06/16/2006	22,300	22,069

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)	Value (000s)
ING U.S. Funding LLC
4.500% due 04/21/2006	$2,000	$1,995
4.510% due 04/24/2006	12,500	12,467
4.630% due 04/28/2006	700	698
4.750% due 05/01/2006	23,500	23,413
4.750% due 05/02/2006	58,600	58,376
4.600% due 05/08/2006	40,000	39,821
Istituto Bancario San Paolo
4.760% due 05/30/2006	211,000	211,000
4.880% due 06/16/2006	200,000	200,000
IXIS Commercial Paper Corp.
4.410% due 04/04/2006	6,900	6,899
4.440% due 04/19/2006	27,800	27,745
4.600% due 05/04/2006	29,100	28,985
4.690% due 06/05/2006	11,800	11,696
Lloyds TSB Bank PLC
4.415% due 04/06/2006	403,700	403,551
National Australia Funding, Inc.
4.650% due 04/04/2006	304,405	304,366
4.620% due 04/05/2006	312,000	311,920
4.660% due 04/10/2006	147,200	147,067
Nordea N.A., Inc.
4.610% due 04/11/2006	44,800	44,754
4.485% due 04/19/2006	77,800	77,645
4.680% due 04/19/2006	45,000	44,906
4.500% due 04/20/2006	7,300	7,284
4.550% due 04/25/2006	5,000	4,986
4.560% due 04/28/2006	13,000	12,959
4.605% due 05/09/2006	15,800	15,727
4.650% due 05/15/2006	1,300	1,293
4.690% due 05/24/2006	398,500	395,852
4.690% due 05/25/2006	13,900	13,806
4.800% due 05/25/2006	650	645
4.710% due 06/01/2006	101,500	100,717
4.830% due 06/01/2006	3,000	2,976
4.740% due 06/02/2006	10,600	10,511
4.770% due 06/05/2006	2,005	1,987
Oesterreichische
4.630% due 04/28/2006	22,000	21,929
4.755% due 05/22/2006	76,400	75,906
Rabobank USA Financial Corp.
4.830% due 04/03/2006	17,100	17,100
4.690% due 04/11/2006	942	941
4.360% due 05/08/2006	100,000	99,576
San Paolo IMI U.S. Financial Co.
4.515% due 04/26/2006	23,100	23,033
4.650% due 05/17/2006	78,700	78,253
Sanofi-Aventis
4.570% due 04/12/2006	22,900	22,874
4.610% due 04/19/2006	6,800	6,786
Skandinaviska Enskilda Banken AB
4.610% due 04/21/2006	24,000	23,945
4.830% due 06/22/2006	28,700	28,379
4.840% due 06/22/2006	15,000	14,832
4.910% due 06/26/2006	50,000	50,000
4.855% due 06/29/2006	36,300	35,859
Societe Generale N.A.
4.420% due 04/04/2006	11,700	11,699
4.430% due 04/06/2006	17,300	17,294
4.430% due 04/20/2006	51,200	51,093
4.440% due 04/20/2006	5,000	4,990
4.670% due 05/22/2006	4,600	4,571
4.670% due 05/23/2006	400	397
4.760% due 06/12/2006	26,600	26,339
Spintab AB
4.460% due 04/03/2006	3,000	3,000
4.470% due 04/12/2006	2,800	2,797
4.550% due 04/12/2006	2,600	2,597
4.510% due 04/24/2006	68,700	68,519
4.610% due 05/03/2006	54,350	54,141
4.640% due 05/15/2006	1,100	1,094
4.700% due 05/26/2006	44,600	44,291
4.730% due 06/01/2006	4,800	4,763
4.760% due 06/02/2006	10,215	10,129
St. George Bank
4.840% due 06/27/2006	59,200	58,497
Stadshypoket Delaware, Inc.
4.510% due 04/24/2006	87,500	87,270
4.610% due 05/18/2006	73,500	73,076
4.660% due 05/19/2006	83,700	83,202
4.750% due 06/01/2006	3,700	3,671
Svenska Handelsbanken, Inc.
4.495% due 04/24/2006	5,000	4,987
4.565% due 04/28/2006	17,300	17,245
4.770% due 06/14/2006	12,700	12,572
Toronto Dominion Holdings USA, Inc.
4.490% due 04/18/2006	81,930	81,777
4.480% due 04/19/2006	36,500	36,427
TotalFinaElf Capital S.A.
4.540% due 04/03/2006	6,800	6,800
4.750% due 04/28/2006	36,939	36,817
Toyota Motor Credit Corp.
4.630% due 05/17/2006	88,400	87,900
4.630% due 05/18/2006	150,000	149,132
UBS Finance Delaware LLC
4.830% due 04/03/2006	304,900	304,900
4.430% due 04/10/2006	76,800	76,734
4.440% due 04/10/2006	243,300	243,090
4.480% due 04/10/2006	15,450	15,437
4.600% due 04/10/2006	2,949	2,946
4.470% due 04/12/2006	6,200	6,193
4.415% due 04/17/2006	64,100	63,990
4.480% due 04/20/2006	68,200	68,056
4.490% due 04/20/2006	27,719	27,660
4.505% due 04/24/2006	37,500	37,401
4.560% due 04/24/2006	5,900	5,884
4.440% due 04/28/2006	6,500	6,480
4.600% due 05/08/2006	18,000	17,919
4.480% due 05/10/2006	359,000	357,347
4.775% due 05/10/2006	91,780	91,330
4.660% due 05/22/2006	25,800	25,636
4.670% due 05/23/2006	23,900	23,745
4.800% due 05/23/2006	1,400	1,391
4.530% due 05/24/2006	54,900	54,548
4.810% due 05/24/2006	4,700	4,668
4.640% due 06/06/2006	17,400	17,244
4.850% due 06/29/2006	32,100	31,710
4.790% due 07/07/2006	36,000	35,523
4.820% due 07/07/2006	8,470	8,358
Westpac Capital Corp.
4.490% due 04/11/2006	79,600	79,521
4.535% due 04/26/2006	365,000	363,942
4.715% due 05/30/2006	27,400	27,195
4.720% due 06/02/2006	310,500	307,882
4.730% due 06/05/2006	33,300	33,006
4.780% due 06/05/2006	5,000	4,956
4.585% due 06/13/2006	391,000	387,113
4.845% due 06/26/2006	197,300	194,986

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2006

	Principal Amount (000s)		Value (000s)
Westpac Trust Securities NZ Ltd.
4.440% due 04/21/2006		135,900	135,598
4.520% due 04/25/2006		147,200	146,793
4.440% due 04/28/2006		16,100	16,050
4.560% due 04/28/2006		200,500	199,865
4.660% due 05/22/2006		2,000	1,987
4.885% due 06/30/2006		100,000	98,771

			20,616,558

Tri-Party Repurchase Agreement 0.1%

State Street Bank
4.400% due 04/03/2006 (Dated 03/31/2006. Collateralized by Freddie Mac 2.625%-4.875% due 02/15/2007-03/14/2008 valued at $138,605. Repurchase proceeds are $135,937.)		135,887	135,887

Repurchase Agreement 1.4%

UBS Warburg LLC
4.480% due 04/03/2006 (Dated 03/31/2006. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2016 - 08/15/2027 valued at $1,313,548. Repurchase proceeds are $1,285,873.)		1,285,400	1,285,400

Belgium Treasury Bills 0.0%

2.492% due 04/13/2006-07/13/2006 (g)	EC	26,480	32,015

France Treasury Bills 1.6%

2.513% due 04/06/2006-08/03/2006 (g)		1,207,945	1,456,505

Germany Treasury Bills 2.1%

2.507% due 04/12/2006-08/16/2006 (g)		1,628,320	1,961,299

Netherlands Treasury Bills 0.9%

2.461% due 04/28/2006-07/31/2006 (g)		658,580	796,182

Spain Treasury Bill 0.1%

2.490% due 08/18/2006		84,300	101,112

U.S. Treasury Bills 1.1%

4.453% due 04/06/2006-06/15/2006 (g)(h)(i)(j)		$1,052,065	1,042,947

Total Short-Term Instruments (Cost $30,730,512)			30,762,889

Total Investments (a) (Cost $109,207,942)		115.7%	$108,222,948

Written Options (n) (Premiums $289,868)		(0.3)%	(259,903)

Other Assets and Liabilities (Net)		(15.4)%	(14,425,052)

Net Assets		100.0%	$93,537,993

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	As of March 31, 2006, portfolio securities with an aggregate market value of $1,658,151 were valued with reference to securities whose prices are more readily obtainable.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal only security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Residual Interest bond.
(g)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(h)	Securities with an aggregate market value of $507 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2006.
(i)	Securities with an aggregate market value of $209,340 have been pledged as collateral for swap and swaption contracts on March 31, 2006.
(j)	Securities with an aggregate market value of $689,492 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	85,017	(89,132)
90-Day Eurodollar December Futures	Long	12/2007	32,076	(24,924)
90-Day Eurodollar December Futures	Short	12/2008	134	60
90-Day Eurodollar June Futures	Long	06/2007	80,834	(83,096)
90-Day Eurodollar June Futures	Short	06/2008	134	60
90-Day Eurodollar March Futures	Long	03/2007	137,566	(147,275)
90-Day Eurodollar March Futures	Short	03/2008	134	60
90-Day Eurodollar September Futures	Long	09/2007	58,220	(52,596)
90-Day Eurodollar September Futures	Short	09/2008	134	60
Euro-Bobl 5-Year Note Futures	Short	06/2006	34,632	23,861
Euro-Bund 10-Year Note Futures	Short	06/2006	3,000	5,228
U.S. Treasury 2-Year Note Futures	Long	06/2006	8	(2)
U.S. Treasury 5-Year Note Futures	Long	06/2006	6,897	(5,343)
U.S. Treasury 10-Year Note Futures	Long	06/2006	21,012	(17,066)
U.S. Treasury 30-Year Bond Futures	Short	06/2006	15,000	14,642
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @95.500	Short	12/2006	3,043	(821)

				$(376,284)

(k)	Forward volatility options with premiums to be determined on a future date outstanding on March 31, 2006:

Description	Notional Amount	Unrealized Appreciation/ (Depreciation)
Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	$619,000	$(71)

Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.850%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	199,000	(37)

Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.830%. Counterparty: Goldman Sachs & Co. Exp. 08/23/2007	338,000	(64)

Call & Put - OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.825%. Counterparty: J.P. Morgan Chase & Co. Exp. 08/24/2007	50,000	0

		(172)

l	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	702,200	$(4,118)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		442,880	3,020
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2035		92,900	(484)
HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	09/20/2009		325,000	(3,735)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		130,500	(1,494)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		154,700	(1,794)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035		54,200	(162)
UBS Warburg LLC	6-month BP-LIBOR	Pay	4.500%	09/20/2009		250,000	(2,918)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	50,700	170
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	115
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	241
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	920
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(739)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		11,800,000	1,501
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(940)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(4,895)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$48,000	(643)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2036		565,500	(29,299)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		2,034,700	(12,537)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		137,600	(1,834)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2036		235,000	(14,462)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2026		38,700	(1,014)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/21/2036		636,500	(31,877)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		282,300	(5,795)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		190,400	(1,484)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		253,000	(13,154)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		205,300	(2,736)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		166,400	(3,413)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		187,600	(1,529)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		270,400	(15,688)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		170,700	(3,501)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2036		890,400	(53,807)

							$(208,085)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.300%	06/20/2006	$10,000	$(176)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,500	(26)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	24,100	(85)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.950%	09/20/2006	25,000	(56)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	12/20/2006	20,000	297
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	03/20/2007	25,000	233
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	9,600	109
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	10,000	(153)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	50,000	78
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	131
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	5,000	594
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013	20,900	(213)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2006	20,000	72
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	18,300	42
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.350%	06/20/2006	9,500	91
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	13,700	(81)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	7,500	(46)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	30,000	(128)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	12/20/2006	15,000	(114)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%	03/20/2007	25,000	227
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	9,700	203
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	800	16
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	23,000	427
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007	10,000	138
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,100	10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	8,200	(129)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	15,000	50
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	6,050	(21)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	10,000	71
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	2,000	230
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	481
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	287
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%	12/20/2006	15,000	260
Deutsche Bank AG	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	200,000	(727)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,700	(31)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	15,000	(62)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	10,000	(36)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	(49)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	2,000	14
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,000	(35)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,700	(9)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%	12/20/2006	5,600	115
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	600	11
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	12,000	273
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,000	(139)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,400	(108)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	481
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	50,000	(389)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	100,000	(798)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	545,300	(2,713)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	06/20/2006	10,000	(22)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006	4,800	42
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.130%	06/20/2006	20,000	181
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	(35)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	5,000	(17)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	5,300	(165)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	20,000	207
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007	7,500	(157)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	06/20/2006	10,000	(6)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	12,000	31
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	06/20/2006	7,000	54
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	41
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	14,000	39
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	16,000	102
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.250%	06/20/2006	18,000	(318)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	10,000	(40)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	03/20/2007	10,000	209
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,500	73
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	96
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	(1,542)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	(111)
J.P. Morgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	10,000	20
J.P. Morgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	6,950	(25)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%	03/20/2016	22,400	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	(11)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	3,000	14
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	20,000	(65)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	09/20/2006	4,700	(16)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	6,900	(21)
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%	03/20/2007	15,000	72
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	10,600	(140)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	(90)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,800	(114)
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	127
Lehman Brothers, Inc.	People’s China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	94
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260)%	09/20/2010	5,900	(201)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	50,000	(503)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	03/20/2011	10,000	53
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	6,900	(80)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016	25,000	(393)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	41,200	(151)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	9.150%	12/20/2006	10,000	326
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	4,000	72
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	10,000	20
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	06/20/2006	7,000	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	42
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	10,000	45
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	59,200	156
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	(49)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	9,600	(47)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	12,000	(39)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	17,000	(55)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,000	(14)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	11,400	(37)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	16,400	(41)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	09/20/2006	25,000	166
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	12/20/2006	23,000	330
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	20,000	(85)
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	186
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,900	396
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	7,300	135
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007	5,900	(103)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	10,400	(174)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250)%	09/20/2010	1,300	(44)
Morgan Stanley Dean Witter & Co.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200)%	10/20/2010	10,000	(426)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	10,000	49
Morgan Stanley Dean Witter & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	03/20/2013	47,000	(373)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%	03/20/2016	22,400	(29)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	10,700	(50)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	17,000	(62)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	14,000	(42)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	22,000	(81)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	12,300	181
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%	12/20/2006	15,000	(119)
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%	03/20/2007	40,000	249
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2007	10,000	215
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	6,000	136
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(73)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	10,000	270
UBS Warburg LLC	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.750%	03/20/2011	5,000	24
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	3,000	(8)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	167,500	(1,195)

						$(4,296)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(m)	Restricted security as of March 31, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$645	$616	0.00%
Goldman Sachs Mortgage Corp.	6.000%	12/31/2007	06/24/1993	2,667	2,605	0.00
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/31/1992	1,176	1,077	0.00
Morgan Stanley Warehouse Facilities	4.883%	08/16/2006	06/28/2004	234,600	234,600	0.25
UAL Equipment Trust	11.080%	05/27/2006	12/28/2001	1,001	1,314	0.00
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	718	689	0.00
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,680	2,703	0.00

				$243,487	$243,604	0.25%

(n)	Written options outstanding on March 31, 2006:

Description	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures		$110.000	05/26/2006	5,690	$1,226	$89
Call - CBOT U.S. Treasury 10-Year Note June Futures		109.000	05/26/2006	21,273	8,051	1,330
Call - CBOT U.S. Treasury 10-Year Note June Futures		108.000	05/26/2006	2,938	679	551
Call - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	3,583	974	90
Put - CBOT U.S. Treasury 10-Year Note June Futures		105.000	05/26/2006	28,452	5,835	7,558
Put - CME 90-Day Eurodollar December Futures		95.000	12/18/2006	10,168	6,481	9,278
Put - CME 90-Day Eurodollar December Futures		95.250	12/18/2006	96,430	76,415	133,797
Put - CME 90-Day Eurodollar December Futures		95.500	12/18/2006	14,432	16,090	27,872
Put - CME 90-Day Eurodollar March Futures		95.250	03/19/2007	3,725	3,480	5,192
Put - CME 90-Day Eurodollar September Futures		95.000	09/18/2006	6,774	3,538	5,250
Put - CME 90-Day Eurodollar September Futures		95.250	09/18/2006	18,534	14,340	24,442
Put - CME 90-Day Eurodollar September Futures		95.500	09/18/2006	3,583	4,198	6,875

				Notional Amount

Put - OTC U.S. dollar versus Japanese Yen	JY	112.000	05/18/2006	$95,600	341	191
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	162,100	838	425
Put - OTC U.S. dollar versus Japanese Yen		112.000	05/26/2006	294,200	2,148	778

					$144,634	$223,718

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6-month BP-LIBOR	Receive	4.650%	06/12/2006	BP	118,900	$1,767	$476
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	12/20/2006		1,774,100	8,655	12,177
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.310%	10/19/2006		$217,000	1,508	57
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		768,000	7,296	6,083
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		546,000	3,979	5
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		463,600	5,431	313
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		172,000	2,260	673
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		439,000	4,236	3,477
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.540%	04/06/2006		680,000	5,151	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	05/02/2006		1,452,000	9,221	16
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.780%	08/07/2006		1,715,000	14,037	1,617
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.300%	10/11/2006		761,000	5,689	164
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		1,220,000	12,029	1,070
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.320%	10/25/2006		1,001,000	7,063	303
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.300%	10/12/2006		674,000	4,887	148
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		93,000	928	82
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	4.000%	06/02/2006		1,056,900	13,093	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.540%	04/04/2006		437,000	3,256	4
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.530%	08/07/2006		1,007,000	6,457	219
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.780%	08/08/2006		500,000	4,713	479
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		90,000	1,074	61
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		978,000	12,836	3,827
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		609,000	6,779	4,823
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.310%	10/24/2006		393,000	2,889	111

								$145,234	$36,185

(o)	Forward foreign currency contracts outstanding on March 31, 2006:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	168,711	05/2006	$0	$(1,844)	$(1,844)
Buy	BR	72,386	07/2006	1,156	0	1,156
Sell		72,386	07/2006	79	0	79
Buy	C$	22,531	05/2006	0	(19)	(19)
Buy	CP	18,879,274	07/2006	30	(21)	9
Sell		18,879,274	07/2006	0	(484)	(484)
Buy		31,774,486	08/2006	562	0	562
Sell		31,774,486	08/2006	0	(863)	(863)
Buy	CY	742,913	03/2007	0	(304)	(304)
Buy	EC	1,536,371	04/2006	9,276	(2,853)	6,423
Sell		1,273,697	04/2006	16,157	0	16,157
Sell		3,571,038	06/2006	39	(31,035)	(30,996)
Buy	JY	18,165,200	04/2006	0	(564)	(564)
Buy		153,404,209	05/2006	1,039	(1,970)	(931)
Sell		163,047,598	05/2006	2,237	(815)	1,422
Buy	KW	33,866,800	07/2006	360	0	360
Buy		69,962,458	08/2006	9	(208)	(199)
Buy		26,381,168	09/2006	70	0	70
Buy	MP	748,050	08/2006	0	(2,309)	(2,309)
Sell		748,050	08/2006	106	0	106
Buy		194,461	09/2006	0	(426)	(426)
Sell		194,461	09/2006	25	0	25
Sell	N$	58,583	04/2006	1,810	0	1,810
Buy	PN	55,873	05/2006	0	(446)	(446)
Sell		55,873	05/2006	8	0	8
Buy		138,675	08/2006	0	(1,043)	(1,043)
Sell		138,675	08/2006	53	(5)	48
Buy		62,553	09/2006	0	(261)	(261)
Sell		62,553	09/2006	0	(37)	(37)
Buy	PZ	118,668	05/2006	0	(531)	(531)
Sell		118,668	05/2006	0	(262)	(262)
Buy		57,120	08/2006	0	(378)	(378)
Sell		57,120	08/2006	0	(147)	(147)
Buy		60,986	09/2006	0	(113)	(113)
Sell		60,986	09/2006	0	(154)	(154)
Buy	RP	756,651	05/2006	369	0	369
Buy		730,634	08/2006	2	0	2
Buy		1,199,042	09/2006	127	0	127
Buy	RR	441,804	07/2006	166	0	166
Buy		1,834,554	08/2006	1,041	0	1,041
Buy		564,420	09/2006	0	(40)	(40)
Buy	S$	28,025	04/2006	159	0	159
Buy		26,132	07/2006	48	0	48
Buy		74,996	08/2006	348	0	348
Buy		29,795	09/2006	74	0	74
Buy	SR	13,046	05/2006	0	(16)	(16)
Sell		13,046	05/2006	0	(51)	(51)
Buy		137,665	08/2006	0	(231)	(231)
Sell		137,665	08/2006	0	(537)	(537)
Buy	SV	522,297	08/2006	0	(94)	(94)
Sell		522,297	08/2006	0	(208)	(208)
Buy		2,182,256	09/2006	170	(26)	144
Sell		2,182,256	09/2006	0	(880)	(880)
Buy	T$	1,813,391	08/2006	0	(381)	(381)
Buy		577,873	09/2006	0	(78)	(78)

				$35,520	$(49,634)	$(14,114)

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: June 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: June 8, 2006

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: June 8, 2006